DFA INVESTMENT DIMENSIONS GROUP INC.
PORTFOLIO HOLDINGS REPORT
January 31, 2024
(UNAUDITED)
Table of Contents
Definitions of Abbreviations and Footnotes
Dimensional 2045 Target Date Retirement Income Fund
Dimensional 2050 Target Date Retirement Income Fund
Dimensional 2055 Target Date Retirement Income Fund
Dimensional 2060 Target Date Retirement Income Fund
Dimensional 2065 Target Date Retirement Income Fund
Dimensional 2010 Target Date Retirement Income Fund
Dimensional 2015 Target Date Retirement Income Fund
Dimensional 2020 Target Date Retirement Income Fund
Dimensional 2025 Target Date Retirement Income Fund
Dimensional 2030 Target Date Retirement Income Fund
Dimensional 2035 Target Date Retirement Income Fund
Dimensional 2040 Target Date Retirement Income Fund
DFA Short-Duration Real Return Portfolio
DFA Municipal Real Return Portfolio
DFA Municipal Bond Portfolio
World Core Equity Portfolio
DFA LTIP Portfolio
U.S. Social Core Equity 2 Portfolio
U.S. Sustainability Core 1 Portfolio
U.S. Sustainability Targeted Value Portfolio
International Sustainability Core 1 Portfolio
International Social Core Equity Portfolio
Global Social Core Equity Portfolio
Emerging Markets Social Core Equity Portfolio
VA U.S. Targeted Value Portfolio
Notes to Financial Statements
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards and Regulations
Other
Subsequent Event Evaluations

Table of Contents
CONTINUED
THE DFA INVESTMENT TRUST COMPANY
SCHEDULES OF INVESTMENTS
The U.S. Large Cap Value Series
The DFA International Value Series
The Japanese Small Company Series
The Asia Pacific Small Company Series
The United Kingdom Small Company Series
The Continental Small Company Series
The Emerging Markets Series
The Emerging Markets Small Cap Series
NOTES TO FINANCIAL STATEMENTS
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards
Other
Subsequent Event Evaluations
DIMENSIONAL EMERGING MARKETS VALUE FUND
SCHEDULE OF INVESTMENTS
NOTES TO FINANCIAL STATEMENTS
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards
Other
Subsequent Event Evaluations

DFA INVESTMENT DIMENSIONS GROUP INC.
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
Schedules of Investments
Investment Abbreviations
3M Swap	Three Month Swap
ADR	American Depositary Receipt
AGM	Assured Guaranty Municipal Corporation
AMBAC	American Municipal Bond Assurance Corporation
BAM	Build America Mutual
CNTY GTD	County Guarantee
ETM	Escrowed to Maturity
GDR	Global Depositary Receipt
GO	General Obligation
PSF-GTD	Public School Fund Guarantee
Q-SBLF	School Bond Qualification and Loan Program
RB	Revenue Bond
REIT	Real Estate Investment Trust
RN	Revenue Note
SCH BD GTY	School Bond Guaranty
SCSDE	South Carolina State Department of Education
SD CRED PROG	School District Credit Program
SOFR	Secured Overnight Financing Rate
ST AID DIR DEP	State Aid Direct Deposit
ST AID WITHHLDG	State Aid Withholding
ST GTD	State Guaranteed
ST INTERCEPT	State Intercept
USTMMR	U.S. Treasury Money Market Rate
AUD	Australian Dollars
CAD	Canadian Dollars
EUR	Euro
GBP	British Pounds
NOK	Norwegian Krone
NZD	New Zealand Dollars
USD	United States Dollar

Investment Footnotes
†	See Security Valuation Note within the Notes to Schedules of Investments.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
^	Denominated in USD, unless otherwise noted.
Ω
Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity
Guidelines. The liquidity determination is unaudited.

(r)	The adjustable rate shown is effective as of January 31, 2024.
Δ	Zero Coupon Security.
#	Total or Partial Securities on Loan.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

CONTINUED
¤
Pre-refunded bonds are collateralized by U.S. Government or other eligible securities that are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).

±	Face Amount of security is not adjusted for inflation.
*	Non-Income Producing Securities.
»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
††	Security valued using significant unobservable inputs (Level 3).
π
Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at January 31, 2024. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

Dimensional 2045 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
January 31, 2024
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)
Investment in U.S. Large Company Portfolio of DFA Investment Dimensions Group, Inc.	1,404,520	$45,155,327
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	1,240,575	45,132,118
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group, Inc.	683,186	17,872,133
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group, Inc.	1,440,910	14,884,603
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	1,531,431	14,870,194
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	495,581	10,729,333
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	590,616	8,924,211
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $125,359,652)		$157,567,919

TEMPORARY CASH INVESTMENTS — (0.1%)
State Street Institutional U.S. Government Money Market Fund, 5.300% (Cost $99,093)	99,093	99,093
TOTAL INVESTMENTS — (100.0%) (Cost $125,458,745)^^		$157,667,012
Summary of the Portfolio's investments as of January 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$157,567,919	—	—	$157,567,919
Temporary Cash Investments	99,093	—	—	99,093
TOTAL	$157,667,012	—	—	$157,667,012

Dimensional 2050 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
January 31, 2024
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)
Investment in U.S. Large Company Portfolio of DFA Investment Dimensions Group, Inc.	1,299,741	$41,786,678
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	1,148,022	41,765,026
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group, Inc.	631,450	16,518,721
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	457,449	9,903,760
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	546,239	8,253,666
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group, Inc.	318,887	3,294,105
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	338,920	3,290,917
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $95,845,986)		$124,812,873

TEMPORARY CASH INVESTMENTS — (0.1%)
State Street Institutional U.S. Government Money Market Fund, 5.300% (Cost $67,359)	67,359	67,359
TOTAL INVESTMENTS — (100.0%) (Cost $95,913,345)^^		$124,880,232
Summary of the Portfolio's investments as of January 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$124,812,873	—	—	$124,812,873
Temporary Cash Investments	67,359	—	—	67,359
TOTAL	$124,880,232	—	—	$124,880,232

Dimensional 2055 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
January 31, 2024
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)
Investment in U.S. Large Company Portfolio of DFA Investment Dimensions Group, Inc.	838,872	$26,969,741
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	740,950	26,955,764
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group, Inc.	408,191	10,678,284
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	295,250	6,392,147
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	353,046	5,334,529
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group, Inc.	197,374	2,038,869
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	209,773	2,036,896
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $65,539,936)		$80,406,230

TEMPORARY CASH INVESTMENTS — (0.1%)
State Street Institutional U.S. Government Money Market Fund, 5.300% (Cost $62,644)	62,644	62,644
TOTAL INVESTMENTS — (100.0%) (Cost $65,602,580)^^		$80,468,874
Summary of the Portfolio's investments as of January 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$80,406,230	—	—	$80,406,230
Temporary Cash Investments	62,644	—	—	62,644
TOTAL	$80,468,874	—	—	$80,468,874

Dimensional 2060 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
January 31, 2024
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Large Company Portfolio of DFA Investment Dimensions Group, Inc.	656,139	$21,094,862
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	579,189	21,070,899
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group, Inc.	319,066	8,346,782
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	231,294	5,007,506
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	276,197	4,173,331
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group, Inc.	154,357	1,594,504
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	164,053	1,592,958
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $50,526,725)^^		$62,880,842
Summary of the Portfolio's investments as of January 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$62,880,842	—	—	$62,880,842
TOTAL	$62,880,842	—	—	$62,880,842

Dimensional 2065 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
January 31, 2024
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Large Company Portfolio of DFA Investment Dimensions Group, Inc.	146,267	$4,702,496
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	129,194	4,700,080
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group, Inc.	71,248	1,863,860
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	51,478	1,114,501
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	61,647	931,480
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group, Inc.	34,415	355,502
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	36,577	355,159
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $12,792,549)		$14,023,078

TEMPORARY CASH INVESTMENTS — (0.0%)
State Street Institutional U.S. Government Money Market Fund, 5.300% (Cost $539)	539	539
TOTAL INVESTMENTS — (100.0%) (Cost $12,793,088)^^		$14,023,617
Summary of the Portfolio's investments as of January 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$14,023,078	—	—	$14,023,078
Temporary Cash Investments	539	—	—	539
TOTAL	$14,023,617	—	—	$14,023,617

Dimensional 2010 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
January 31, 2024
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group, Inc.	951,421	$10,351,463
Investment in DFA One-Year Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	271,964	2,782,190
Investment in U.S. Large Company Portfolio of DFA Investment Dimensions Group, Inc.	38,180	1,227,492
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	33,688	1,225,571
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group, Inc.	18,612	486,884
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	13,547	293,284
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	16,165	244,261
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $15,315,164)^^		$16,611,145
Summary of the Portfolio's investments as of January 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$16,611,145	—	—	$16,611,145
TOTAL	$16,611,145	—	—	$16,611,145

Dimensional 2015 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
January 31, 2024
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group, Inc.	1,970,688	$21,441,086
Investment in U.S. Large Company Portfolio of DFA Investment Dimensions Group, Inc.	80,502	2,588,145
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	71,060	2,585,160
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group, Inc.	39,236	1,026,416
Investment in DFA LTIP Portfolio of DFA Investment Dimensions Group, Inc.	159,424	974,081
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	28,404	614,939
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	33,978	513,407
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $27,290,123)^^		$29,743,234
Summary of the Portfolio's investments as of January 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$29,743,234	—	—	$29,743,234
TOTAL	$29,743,234	—	—	$29,743,234

Dimensional 2020 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
January 31, 2024
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group, Inc.	5,115,150	$55,652,832
Investment in DFA LTIP Portfolio of DFA Investment Dimensions Group, Inc.	1,693,849	10,349,417
Investment in U.S. Large Company Portfolio of DFA Investment Dimensions Group, Inc.	236,843	7,614,493
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	209,066	7,605,802
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group, Inc.	115,411	3,019,158
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	83,557	1,809,007
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	99,950	1,510,251
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $83,152,816)^^		$87,560,960
Summary of the Portfolio's investments as of January 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$87,560,960	—	—	$87,560,960
TOTAL	$87,560,960	—	—	$87,560,960

Dimensional 2025 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
January 31, 2024
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group, Inc.	7,315,492	$79,592,552
Investment in DFA LTIP Portfolio of DFA Investment Dimensions Group, Inc.	5,364,634	32,777,917
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	418,100	15,210,471
Investment in U.S. Large Company Portfolio of DFA Investment Dimensions Group, Inc.	472,778	15,199,807
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group, Inc.	233,032	6,096,127
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	169,374	3,666,954
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	202,524	3,060,144
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group, Inc.	76,489	790,127
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	81,304	789,458
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $152,041,557)		$157,183,557

TEMPORARY CASH INVESTMENTS — (0.1%)
State Street Institutional U.S. Government Money Market Fund, 5.300% (Cost $104,752)	104,752	104,752
TOTAL INVESTMENTS — (100.0%) (Cost $152,146,309)^^		$157,288,309
Summary of the Portfolio's investments as of January 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$157,183,557	—	—	$157,183,557
Temporary Cash Investments	104,752	—	—	104,752
TOTAL	$157,288,309	—	—	$157,288,309

Dimensional 2030 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
January 31, 2024
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in DFA LTIP Portfolio of DFA Investment Dimensions Group, Inc.	9,337,249	$57,050,594
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group, Inc.	4,197,686	45,670,825
Investment in U.S. Large Company Portfolio of DFA Investment Dimensions Group, Inc.	870,277	27,979,402
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	768,213	27,947,578
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group, Inc.	429,845	11,244,754
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	312,148	6,758,006
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group, Inc.	589,358	6,088,066
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	626,459	6,082,915
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	371,014	5,606,026
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $180,308,476)^^		$194,428,166
Summary of the Portfolio's investments as of January 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$194,428,166	—	—	$194,428,166
TOTAL	$194,428,166	—	—	$194,428,166

Dimensional 2035 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
January 31, 2024
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in DFA LTIP Portfolio of DFA Investment Dimensions Group, Inc.	8,348,104	$51,006,913
Investment in U.S. Large Company Portfolio of DFA Investment Dimensions Group, Inc.	1,077,695	34,647,893
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	951,287	34,607,827
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group, Inc.	528,013	13,812,810
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group, Inc.	1,006,423	10,949,881
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group, Inc.	1,021,628	10,553,418
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	1,085,875	10,543,844
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	384,184	8,317,597
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	457,943	6,919,523
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $160,623,518)^^		$181,359,706
Summary of the Portfolio's investments as of January 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$181,359,706	—	—	$181,359,706
TOTAL	$181,359,706	—	—	$181,359,706

Dimensional 2040 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
January 31, 2024
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Large Company Portfolio of DFA Investment Dimensions Group, Inc.	1,264,178	$40,643,330
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	1,115,898	40,596,387
Investment in DFA LTIP Portfolio of DFA Investment Dimensions Group, Inc.	4,389,735	26,821,278
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group, Inc.	618,502	16,180,010
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group, Inc.	1,377,510	14,229,678
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	1,464,048	14,215,903
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	449,769	9,737,494
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	535,202	8,086,902
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $139,208,657)^^		$170,510,982
Summary of the Portfolio's investments as of January 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$170,510,982	—	—	$170,510,982
TOTAL	$170,510,982	—	—	$170,510,982

DFA Short-Duration Real Return Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2024
(Unaudited)

			Face Amount^	Value†
			(000)
BONDS — (76.3%)
AUSTRALIA — (3.6%)
APA Infrastructure Ltd.
Ω	4.200%, 03/23/25		6,300	$6,213,903
ASB Bank Ltd.
	0.750%, 03/13/24	EUR	1,438	1,548,142
Bank of New Zealand
Ω	3.500%, 02/20/24		2,665	2,662,216
BHP Billiton Finance Ltd.
	3.000%, 05/29/24	EUR	1,600	1,722,162
Commonwealth Bank of Australia, Floating Rate Note,
(r)	SOFR + 0.740%, FRN, 6.094%, 03/14/25		2,500	2,508,157
(r)Ω	SOFR + 0.630%, FRN, 5.976%, 09/12/25		3,100	3,103,050
(r)Ω	SOFR + 0.520%, FRN, 5.874%, 06/15/26		1,050	1,048,005
(r)	3M Swap + 1.020%, FRN, 5.403%, 08/18/27	AUD	2,500	1,649,419
(r)	3M Swap + 0.950%, FRN, 5.331%, 08/17/28	AUD	2,500	1,642,424
Glencore Funding LLC
Ω	4.625%, 04/29/24		9,283	9,253,668
Ω	1.625%, 04/27/26		1,748	1,624,363
Ω	4.000%, 03/27/27		2,000	1,945,858
Macquarie Bank Ltd., SOFR + 1.200%, FRN
(r)Ω	6.555%, 12/07/26		12,620	12,719,206
National Australia Bank Ltd., SOFR + 0.650%, FRN
(r)Ω	5.970%, 12/10/25		2,880	2,887,727
National Australia Bank Ltd., Floating Rate Note,
(r)Ω	SOFR + 0.760%, FRN, 6.118%, 05/13/25		2,670	2,677,953
(r)	3M Swap + 0.780%, FRN, 5.199%, 05/12/26	AUD	1,151	756,246
Stockland Trust
	1.625%, 04/27/26	EUR	750	768,629
Suncorp-Metway Ltd., Floating Rate Note, 3M Swap + 0.930%, FRN
(r)	5.296%, 08/22/25	AUD	1,200	789,130
Telstra Corp. Ltd.
	3.125%, 04/07/25		192	187,933
Westpac Banking Corp.
	4.125%, 06/04/26	AUD	500	324,964
			Face Amount^	Value†
			(000)
AUSTRALIA — (Continued)
	Westpac Banking Corp., Floating Rate Note, 3M Swap + 0.690%, FRN
(r)	5.053%, 03/17/25	AUD	6,500	$4,272,155
	Westpac Securities NZ Ltd.
	1.099%, 03/24/26	EUR	8,448	8,677,759
	TOTAL AUSTRALIA			68,983,069
AUSTRIA — (0.1%)
HYPO NOE Landesbank fuer Niederoesterreich und Wien AG
	1.375%, 04/14/25	EUR	1,600	1,672,001
BELGIUM — (0.7%)
	Belfius Bank SA
	0.010%, 10/15/25	EUR	1,900	1,934,447
Dexia SA
Δ	0.000%, 05/29/24	EUR	3,800	4,056,132
	0.500%, 01/17/25	EUR	5,000	5,255,359
Groupe Bruxelles Lambert NV
	1.375%, 05/23/24	EUR	400	428,863
	1.875%, 06/19/25	EUR	1,000	1,056,547
	TOTAL BELGIUM			12,731,348
CANADA — (9.3%)
	Alimentation Couche-Tard, Inc.
	3.056%, 07/26/24	CAD	17,600	12,955,365
Bank of Montreal
	2.850%, 03/06/24	CAD	11,750	8,720,668
	0.625%, 07/09/24		3,150	3,084,731
	2.280%, 07/29/24	CAD	7,750	5,683,333
Bank of Montreal, Floating Rate Note,
(r)	SOFR + 0.465%, FRN, 5.811%, 01/10/25		523	523,094
(r)	SOFR + 0.620%, FRN, 5.974%, 09/15/26		690	684,307
	Bank of Nova Scotia
	2.490%, 09/23/24	CAD	6,250	4,571,572
Bank of Nova Scotia, Floating Rate Note,
(r)	SOFR + 0.460%, FRN, 5.806%, 01/10/25		825	824,353
(r)	SOFR + 1.090%, FRN, 6.444%, 06/12/25		11,850	11,914,997
Bell Telephone Co. of Canada or Bell Canada
	2.700%, 02/27/24	CAD	11,630	8,632,644
	0.750%, 03/17/24		3,000	2,982,005

DFA Short-Duration Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
CANADA — (Continued)
	Brookfield Finance, Inc.
	4.000%, 04/01/24		2,038	$2,030,432
	Canada Government Bonds
	1.500%, 05/01/24	CAD	18,900	13,936,896
	Canada Housing Trust No. 1
Ω	2.900%, 06/15/24	CAD	4,800	3,540,815
	Canadian Imperial Bank of Commerce
	2.350%, 08/28/24	CAD	2,250	1,647,205
Canadian Imperial Bank of Commerce, Floating Rate Note,
(r)	SOFR + 0.420%, FRN, 5.766%, 10/18/24		2,367	2,367,136
(r)	SOFR + 0.940%, FRN, 6.286%, 04/07/25		2,886	2,906,263
(r)	SOFR + 1.220%, FRN, 6.572%, 10/02/26		2,000	2,012,246
Canadian Natural Resources Ltd.
	3.900%, 02/01/25		559	550,250
	2.050%, 07/15/25		555	530,885
	CDP Financial, Inc., Floating Rate Note, SOFR + 0.400%, FRN
(r)Ω	5.756%, 05/19/25		7,300	7,307,464
	CPPIB Capital, Inc., Floating Rate Note, SOFR + 1.250%, FRN
(r)	6.606%, 03/11/26		900	916,184
	Emera U.S. Finance LP
	0.833%, 06/15/24		700	686,181
	ITC Holdings Corp.
	3.650%, 06/15/24		1,391	1,379,617
National Bank of Canada
	2.983%, 03/04/24	CAD	6,900	5,122,664
	2.545%, 07/12/24	CAD	6,100	4,483,497
	Province of Alberta
	3.100%, 06/01/24	CAD	5,000	3,694,262
	Province of Saskatchewan
	3.200%, 06/03/24	CAD	8,000	5,913,556
	PSP Capital, Inc.
	3.290%, 04/04/24	CAD	5,000	3,707,464
	Rogers Communications, Inc.
	4.000%, 03/13/24	CAD	14,750	10,952,159
Royal Bank of Canada
	2.352%, 07/02/24	CAD	7,500	5,512,607
	0.125%, 07/23/24	EUR	440	467,005
	2.609%, 11/01/24	CAD	6,250	4,560,741
Royal Bank of Canada, Floating Rate Note,
(r)	SOFR + 0.340%, FRN, 5.686%, 10/07/24		2,825	2,823,978
(r)	SOFR + 0.570%, FRN, 5.916%, 04/27/26		4,583	4,555,394
	TELUS Corp.
	3.350%, 04/01/24	CAD	2,100	1,556,791
			Face Amount^	Value†
			(000)
CANADA — (Continued)
Toronto-Dominion Bank
	2.850%, 03/08/24	CAD	7,500	$5,565,603
	0.375%, 04/25/24	EUR	2,000	2,143,578
	0.500%, 01/18/27	EUR	4,111	4,118,508
	2.875%, 04/05/27	GBP	1,500	1,789,079
	2.551%, 08/03/27	EUR	2,000	2,108,195
TransCanada PipeLines Ltd.
#	1.000%, 10/12/24		7,100	6,881,542
TOTAL CANADA				176,345,266
DENMARK — (0.3%)
Danske Bank AS
	0.625%, 05/26/25	EUR	4,660	4,847,140
FINLAND — (0.3%)
OP Corporate Bank PLC
	0.375%, 06/19/24	EUR	1,600	1,704,760
	0.250%, 03/24/26	EUR	1,624	1,638,732
	1.375%, 09/04/26	GBP	2,487	2,857,053
TOTAL FINLAND				6,200,545
FRANCE — (3.7%)
Arval Service Lease SA
	0.875%, 02/17/25	EUR	400	419,460
	4.125%, 04/13/26	EUR	1,500	1,631,545
Banque Federative du Credit Mutuel SA
	0.125%, 02/05/24	EUR	2,000	2,160,648
	0.010%, 03/07/25	EUR	12,000	12,448,989
(r)Ω	SOFR + 1.130%, FRN, 6.475%, 01/23/27		900	905,457
	1.250%, 05/26/27	EUR	1,000	1,014,350
Banque Federative du Credit Mutuel SA, Floating Rate Note, SOFR + 1.400%, FRN
(r)Ω	6.746%, 07/13/26		870	879,186
Banque Stellantis France SACA
	0.625%, 06/21/24	EUR	3,109	3,316,917
Δ	0.000%, 01/22/25	EUR	3,700	3,862,863
BNP Paribas SA
	1.000%, 06/27/24	EUR	3,930	4,197,571
BPCE SA
	1.000%, 07/15/24	EUR	2,100	2,239,309
Ω	2.375%, 01/14/25		12,700	12,320,173
Credit Agricole SA
	2.375%, 05/20/24	EUR	2,300	2,473,501
Ω	3.250%, 10/04/24		8,000	7,880,012
LeasePlan Corp. NV
Ω	2.875%, 10/24/24		1,000	980,802
Societe Generale SA
Ω	2.625%, 10/16/24		1,700	1,663,413
#,Ω	2.625%, 01/22/25		9,420	9,160,204
	0.250%, 07/08/27	EUR	1,500	1,463,581

DFA Short-Duration Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
FRANCE — (Continued)
Unedic Asseo
	2.375%, 05/25/24	EUR	1,100	$1,182,510
TOTAL FRANCE				70,200,491
GERMANY — (4.3%)
Bayer U.S. Finance II LLC
Ω	3.375%, 07/15/24		6,635	6,559,740
BMW U.S. Capital LLC, Floating Rate Note, SOFR + 0.620%, FRN
(r)Ω	5.980%, 08/11/25		12,500	12,525,623
Daimler Truck Finance Canada, Inc.
	2.140%, 12/13/24	CAD	8,400	6,081,464
Daimler Truck Finance North America LLC, Floating Rate Note, SOFR + 0.750%, FRN
(r)Ω	6.105%, 12/13/24		1,750	1,751,092
Daimler Truck International Finance BV
	1.250%, 04/06/25	EUR	5,300	5,566,465
Fresenius Medical Care AG
	3.875%, 09/20/27	EUR	500	551,488
HOWOGE Wohnungsbaugesellschaft GmbH
Δ	0.000%, 11/01/24	EUR	3,500	3,665,036
Kreditanstalt fuer Wiederaufbau
	1.625%, 04/03/24	NOK	86,330	8,164,340
Landeskreditbank Baden-Wuerttemberg Foerderbank
	4.250%, 08/07/25	AUD	4,200	2,745,091
Mercedes-Benz Finance Canada, Inc.
	2.970%, 03/13/24	CAD	6,000	4,451,634
Mercedes-Benz Finance North America LLC
Ω	3.650%, 02/22/24		1,209	1,207,562
Ω	1.450%, 03/02/26		480	448,853
Mercedes-Benz Finance North America LLC, Floating Rate Note,
(r)Ω	SOFR + 0.930%, FRN, 6.284%, 03/30/25		2,500	2,517,750
(r)Ω	SOFR + 0.570%, FRN, 5.915%, 08/01/25		7,350	7,376,092
Mercedes-Benz International Finance BV
Δ	0.000%, 02/08/24	EUR	2,000	2,159,931
NRW Bank
	1.050%, 03/31/26	AUD	580	354,016
			Face Amount^	Value†
			(000)
GERMANY — (Continued)
Siemens Financieringsmaatschappij NV
	0.250%, 06/05/24	EUR	400	$426,979
Δ	0.000%, 09/05/24	EUR	580	612,981
	1.000%, 02/20/25	GBP	500	607,854
Volkswagen Financial Services NV
	2.125%, 06/27/24	GBP	3,300	4,122,831
Volkswagen Group of America Finance LLC
Ω	2.850%, 09/26/24		500	491,217
Volkswagen Group of America Finance LLC, Floating Rate Note,
(r)Ω	SOFR + 0.950%, FRN, 6.305%, 06/07/24		1,450	1,451,597
(r)Ω	SOFR + 0.930%, FRN, 6.284%, 09/12/25		4,300	4,312,622
VW Credit Canada, Inc.
	2.850%, 09/26/24	CAD	4,900	3,585,862
TOTAL GERMANY				81,738,120
IRELAND — (0.8%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
	3.500%, 01/15/25		3,000	2,940,419
	1.750%, 01/30/26		12,800	11,922,506
	4.450%, 04/03/26		150	147,325
GAS Networks Ireland
	0.125%, 12/04/24	EUR	800	837,508
TOTAL IRELAND				15,847,758
ITALY — (0.5%)
Intesa Sanpaolo SpA
Ω	3.250%, 09/23/24		5,900	5,806,514
Republic of Italy Government International Bonds
	2.375%, 10/17/24		3,961	3,874,690
TOTAL ITALY				9,681,204
JAPAN — (5.2%)
American Honda Finance Corp.
	1.950%, 10/18/24	EUR	440	469,308
(r)	SOFR + 0.710%, FRN, 6.055%, 01/09/26		3,000	3,003,144
Honda Canada Finance, Inc.
	2.500%, 06/04/24	CAD	2,400	1,768,604
Japan Bank for International Cooperation
	2.500%, 05/23/24		2,694	2,669,163
Mitsubishi Corp.
	3.375%, 07/23/24		400	395,623

DFA Short-Duration Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
JAPAN — (Continued)
Mitsubishi UFJ Financial Group, Inc.
	3.407%, 03/07/24		1,000	$997,965
	0.978%, 06/09/24	EUR	960	1,026,442
	0.339%, 07/19/24	EUR	6,550	6,960,235
	2.193%, 02/25/25		8,500	8,239,234
Mizuho Financial Group, Inc.
	0.118%, 09/06/24	EUR	1,750	1,849,467
	0.184%, 04/13/26	EUR	4,000	4,036,752
	1.631%, 04/08/27	EUR	9,574	9,787,161
Nomura Holdings, Inc.
	2.648%, 01/16/25		600	584,176
	1.851%, 07/16/25		6,215	5,910,096
	1.653%, 07/14/26		5,528	5,078,146
	2.329%, 01/22/27		2,000	1,842,296
NTT Finance Corp.
Ω	0.583%, 03/01/24		200	199,150
Ω	4.142%, 07/26/24		535	531,470
	0.010%, 03/03/25	EUR	2,050	2,128,567
ORIX Corp.
	1.919%, 04/20/26	EUR	3,750	3,920,397
Sumitomo Mitsui Financial Group, Inc.
	2.696%, 07/16/24		7,500	7,405,412
	0.934%, 10/11/24	EUR	800	847,070
	1.546%, 06/15/26	EUR	7,580	7,854,258
Sumitomo Mitsui Trust Bank Ltd.
Ω	0.850%, 03/25/24		600	595,978
Ω	2.550%, 03/10/25		3,200	3,110,143
Toyota Finance Australia Ltd.
	0.250%, 04/09/24	EUR	2,000	2,146,271
	2.004%, 10/21/24	EUR	970	1,034,788
	0.064%, 01/13/25	EUR	3,450	3,602,517
Toyota Motor Credit Corp., Floating Rate Note,
(r)	SOFR + 0.380%, FRN, 5.703%, 02/22/24		1,500	1,500,099
(r)	SOFR + 0.560%, FRN, 5.906%, 01/10/25		3,400	3,405,455
(r)	SOFR + 0.890%, FRN, 6.249%, 05/18/26		5,030	5,059,348
TOTAL JAPAN				97,958,735
NETHERLANDS — (1.2%)
BNG Bank NV, SOFR + 1.000%, FRN
(r)	6.362%, 08/05/26		8,200	8,316,031
Cooperatieve Rabobank UA
	0.625%, 02/27/24	EUR	6,000	6,468,639
Ω	2.625%, 07/22/24		1,000	986,448
de Volksbank NV
	0.010%, 09/16/24	EUR	1,900	2,002,510
ING Groep NV
	3.550%, 04/09/24		4,000	3,985,368
	1.125%, 02/14/25	EUR	1,000	1,053,735
			Face Amount^	Value†
			(000)
NETHERLANDS — (Continued)
	Shell International Finance BV
	1.125%, 04/07/24	EUR	800	$859,969
	TOTAL NETHERLANDS			23,672,700
NEW ZEALAND — (1.0%)
New Zealand Government Bonds
	0.500%, 05/15/24	NZD	31,000	18,684,981
NORWAY — (0.2%)
	Kommunalbanken AS
	4.250%, 07/16/25	AUD	90	58,916
	Kommunalbanken AS, Floating Rate Note, SOFR + 1.000%, FRN
(r)Ω	6.354%, 06/17/26		4,000	4,056,841
	Telenor ASA
	2.625%, 12/06/24	EUR	500	534,588
	TOTAL NORWAY			4,650,345
PORTUGAL — (0.1%)
EDP Finance BV
Ω	3.625%, 07/15/24		2,500	2,473,169
SPAIN — (1.6%)
	Autonomous Community of Madrid
	4.125%, 05/21/24	EUR	5,000	5,401,729
Banco Bilbao Vizcaya Argentaria SA
	1.750%, 11/26/25	EUR	7,300	7,661,542
	3.375%, 09/20/27	EUR	3,000	3,263,330
Banco Santander SA
	2.746%, 05/28/25		2,000	1,932,264
	1.849%, 03/25/26		1,000	932,612
Santander Holdings USA, Inc.
	3.500%, 06/07/24		1,550	1,536,096
	4.500%, 07/17/25		1,000	984,852
	3.244%, 10/05/26		6,000	5,658,012
	Telefonica Emisiones SA
	4.103%, 03/08/27		3,339	3,269,975
	TOTAL SPAIN			30,640,412
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (3.0%)
	Asian Development Bank
	0.800%, 11/06/25	AUD	10,650	6,582,009
	Asian Infrastructure Investment Bank
	1.000%, 05/06/26	AUD	17,500	10,655,326
	Asian Infrastructure Investment Bank, Floating Rate Note, SOFR + 0.620%, FRN
(r)	5.981%, 08/16/27		2,000	2,006,224

DFA Short-Duration Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
European Bank for Reconstruction & Development, Floating Rate Note, SOFR + 0.190%, FRN
(r)	5.536%, 04/14/26		378	$377,354
Inter-American Development Bank, Floating Rate Note,
(r)	SOFR + 0.170%, FRN, 5.524%, 09/16/26		3,200	3,188,702
(r)	SOFR + 0.280%, FRN, 5.626%, 04/12/27		16,900	16,869,580
(r)	SOFR + 0.350%, FRN, 5.703%, 10/04/27		4,000	3,993,360
(r)	SOFR + 0.350%, FRN, 5.702%, 10/05/28		3,000	3,000,156
International Bank for Reconstruction & Development, Floating Rate Note, SOFR + 0.430%, FRN
(r)	5.790%, 08/19/27		3,525	3,538,078
International Finance Corp.
	1.375%, 09/13/24	CAD	259	188,431
Nordic Investment Bank
	1.875%, 04/10/24	NOK	75,000	7,092,320
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS				57,491,540
SWEDEN — (1.3%)
Lansforsakringar Bank AB
	0.125%, 02/19/25	EUR	1,500	1,558,076
Skandinaviska Enskilda Banken AB
	4.000%, 11/09/26	EUR	1,750	1,917,177
Svensk Exportkredit AB, Floating Rate Note, SOFR + 1.000%, FRN
(r)	6.362%, 08/03/26		6,000	6,086,105
Svenska Handelsbanken AB, Floating Rate Note,
(r)	SOFR + 0.910%, FRN, 6.265%, 06/10/25		4,424	4,442,587
(r)Ω	SOFR + 0.910%, FRN, 6.265%, 06/10/25		2,000	2,008,403
(r)Ω	SOFR + 1.250%, FRN, 6.604%, 06/15/26		5,585	5,640,135
Swedbank AB
	0.250%, 10/09/24	EUR	1,200	1,265,228
	1.300%, 02/17/27	EUR	1,000	1,006,424
			Face Amount^	Value†
			(000)
SWEDEN — (Continued)
	Vattenfall AB
	3.250%, 04/18/24	EUR	800	$862,888
	TOTAL SWEDEN			24,787,023
SWITZERLAND — (0.7%)
	ABB Finance BV
	0.625%, 03/31/24	EUR	480	515,899
	UBS AG
	0.010%, 03/31/26	EUR	4,410	4,443,952
UBS Group AG
	4.125%, 09/24/25		3,000	2,942,855
	4.125%, 04/15/26		5,000	4,892,461
	1.250%, 09/01/26	EUR	580	595,132
	TOTAL SWITZERLAND			13,390,299
UNITED KINGDOM — (2.5%)
	Barclays PLC
	4.375%, 01/12/26		11,400	11,252,212
BAT Capital Corp.
	3.222%, 08/15/24		870	858,731
	3.215%, 09/06/26		4,489	4,298,037
	BAT International Finance PLC
	1.668%, 03/25/26		4,203	3,916,613
BP Capital Markets PLC
	1.876%, 04/07/24	EUR	3,072	3,306,060
	0.900%, 07/03/24	EUR	2,500	2,666,304
Diageo Finance PLC
	0.500%, 06/19/24	EUR	174	185,571
	1.750%, 09/23/24	EUR	1,200	1,279,470
	Lloyds Bank Corporate Markets PLC
	0.375%, 01/28/25	EUR	855	894,336
	Lloyds Bank PLC
	1.250%, 01/13/25	EUR	800	844,141
Lloyds Banking Group PLC
	4.450%, 05/08/25		5,000	4,946,620
	3.750%, 01/11/27		1,070	1,033,525
	Motability Operations Group PLC
	0.875%, 03/14/25	EUR	2,000	2,100,410
Nationwide Building Society
	0.250%, 07/22/25	EUR	4,150	4,274,501
	1.500%, 10/13/26		1,000	911,609
	NatWest Markets PLC
Ω	0.800%, 08/12/24		2,800	2,731,633
	Reckitt Benckiser Treasury Services PLC
Ω	2.750%, 06/26/24		1,600	1,582,469
	TOTAL UNITED KINGDOM			47,082,242
UNITED STATES — (35.9%)
	AES Corp.
	1.375%, 01/15/26		3,000	2,782,423

DFA Short-Duration Real Return Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Affiliated Managers Group, Inc.
4.250%, 02/15/24		10,500	$10,493,479
American Express Co., Floating Rate Note,
(r) SOFR + 0.930%, FRN, 6.288%, 03/04/25		829	834,106
(r) SOFR + 0.760%, FRN, 6.121%, 02/13/26		7,682	7,681,096
(r) SOFR + 0.650%, FRN, 6.011%, 11/04/26		7,830	7,770,128
American Honda Finance Corp., Floating Rate Note,
(r) SOFR + 0.790%, FRN, 6.142%, 10/03/25		4,000	4,015,920
(r) SOFR + 0.920%, FRN, 6.266%, 01/12/26		5,000	5,029,772
American Medical Systems Europe BV
0.750%, 03/08/25	EUR	2,000	2,092,045
American Tower Corp.
4.000%, 06/01/25		700	689,197
3.125%, 01/15/27		3,924	3,733,180
Amgen, Inc.
3.625%, 05/22/24		4,159	4,134,314
2.000%, 02/25/26	EUR	3,600	3,807,513
5.500%, 12/07/26	GBP	500	646,784
Aon Global Ltd.
3.500%, 06/14/24		200	198,500
Arizona Public Service Co.
3.350%, 06/15/24		1,000	990,138
Arrow Electronics, Inc.
3.250%, 09/08/24		6,073	5,978,113
AT&T, Inc.
2.850%, 05/25/24	CAD	1,500	1,106,538
Bank of America Corp.
2.375%, 06/19/24	EUR	500	537,049
Baxter International, Inc.
0.400%, 05/15/24	EUR	130	139,005
Boardwalk Pipelines LP
5.950%, 06/01/26		1,033	1,044,630
Booking Holdings, Inc.
3.650%, 03/15/25		1,375	1,354,269
Brown & Brown, Inc.
4.200%, 09/15/24		11,428	11,331,974
Camden Property Trust
3.500%, 09/15/24		3,244	3,200,992
Capital One Financial Corp.
3.300%, 10/30/24		1,500	1,475,898
3.200%, 02/05/25		1,900	1,860,964
# 4.250%, 04/30/25		1,500	1,482,911
3.750%, 03/09/27		5,000	4,800,653
Caterpillar Financial Services Corp., Floating Rate Note, SOFR + 0.455%, FRN
(r) 5.816%, 08/11/25		10,750	10,768,215
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Celanese U.S. Holdings LLC
1.400%, 08/05/26		9,489	$8,639,823
Cencora, Inc.
3.400%, 05/15/24		4,000	3,975,450
Charles Schwab Corp.
0.750%, 03/18/24		2,942	2,924,315
Charles Schwab Corp., Floating Rate Note,
(r) SOFR + 0.520%, FRN, 5.881%, 05/13/26		9,867	9,794,489
(r) SOFR + 1.050%, FRN, 6.408%, 03/03/27		1,094	1,086,117
Chubb INA Holdings, Inc.
0.300%, 12/15/24	EUR	2,642	2,767,578
Cigna Group
3.500%, 06/15/24		1,438	1,426,872
Citigroup, Inc.
1.750%, 01/28/25	EUR	500	529,934
CNA Financial Corp.
3.950%, 05/15/24		9,042	8,994,824
CNO Financial Group, Inc.
5.250%, 05/30/25		5,600	5,590,866
Conagra Brands, Inc.
4.300%, 05/01/24		1,433	1,427,271
Constellation Energy Generation LLC
3.250%, 06/01/25		9,272	9,023,809
Crown Castle, Inc.
3.200%, 09/01/24		4,000	3,942,728
2.900%, 03/15/27		8,000	7,502,199
Devon Energy Corp.
5.250%, 09/15/24		8,716	8,698,757
Discover Bank
3.450%, 07/27/26		910	865,199
Discover Financial Services
3.950%, 11/06/24		2,702	2,668,847
3.750%, 03/04/25		150	146,973
4.500%, 01/30/26		578	570,863
Discovery Communications LLC
3.450%, 03/15/25		200	195,538
Dominion Energy, Inc.
3.300%, 03/15/25		1,400	1,370,619
Duke Energy Corp.
3.750%, 04/15/24		1,500	1,493,754
DXC Technology Co.
# 1.800%, 09/15/26		15,069	13,792,009
Eastern Energy Gas Holdings LLC
2.500%, 11/15/24		370	361,541
Eaton Capital UnLtd Co.
0.128%, 03/08/26	EUR	4,058	4,117,529
Edison International
3.550%, 11/15/24		1,000	983,698
4.950%, 04/15/25		8,017	7,967,035
Elevance Health, Inc.
3.500%, 08/15/24		2,307	2,281,539

DFA Short-Duration Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
Energy Transfer LP
	4.250%, 04/01/24		409	$407,765
	4.500%, 04/15/24		286	285,211
	4.050%, 03/15/25		3,241	3,197,576
	2.900%, 05/15/25		1,552	1,506,557
	Enterprise Products Operating LLC
	3.900%, 02/15/24		1,470	1,468,751
	Equifax, Inc.
	2.600%, 12/01/24		5,000	4,886,984
	Equinix, Inc.
	2.625%, 11/18/24		5,000	4,883,027
	ERAC USA Finance LLC
Ω	3.850%, 11/15/24		1,600	1,579,747
	Evergy, Inc.
	2.450%, 09/15/24		9,700	9,515,138
	Expedia Group, Inc.
	5.000%, 02/15/26		4,498	4,497,626
	Experian Finance PLC
	1.375%, 06/25/26	EUR	1,082	1,121,130
	Exxon Mobil Corp.
	0.142%, 06/26/24	EUR	1,600	1,702,592
	Fidelity & Guaranty Life Holdings, Inc.
Ω	5.500%, 05/01/25		1,710	1,695,715
	Fiserv, Inc.
	2.750%, 07/01/24		5,586	5,519,691
	Flex Ltd.
	3.750%, 02/01/26		7,612	7,410,780
	Fortune Brands Innovations, Inc.
	4.000%, 06/15/25		1,000	985,087
	GATX Corp.
	3.850%, 03/30/27		850	821,790
	General Electric Co., Floating Rate Note, TSFR3M + 0.642%, FRN
(r)	6.034%, 05/05/26		1,400	1,395,716
	General Motors Co.
	6.125%, 10/01/25		2,200	2,231,873
General Motors Financial Co., Inc.
	2.250%, 09/06/24	GBP	275	341,328
	2.750%, 06/20/25		6,220	6,019,935
	General Motors Financial Co., Inc., Floating Rate Note, SOFR + 1.040%, FRN
(r)	6.399%, 02/26/27		3,000	2,971,499
	Gilead Sciences, Inc.
	3.700%, 04/01/24		10,219	10,185,948
Global Payments, Inc.
	1.500%, 11/15/24		781	756,703
	2.650%, 02/15/25		2,500	2,425,902
	2.150%, 01/15/27		5,000	4,625,994
Goldman Sachs Group, Inc.
	4.000%, 03/03/24		3,750	3,744,409
	3.375%, 03/27/25	EUR	5,750	6,191,810
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	3.750%, 05/22/25		7,300	$7,176,362
	Hess Corp.
	3.500%, 07/15/24		3,200	3,168,782
Hewlett Packard Enterprise Co.
	1.450%, 04/01/24		5,250	5,212,693
	5.900%, 10/01/24		1,700	1,702,268
	Holcim Finance Luxembourg SA
	1.500%, 04/06/25	EUR	910	959,928
	Honeywell International, Inc.
Δ	0.000%, 03/10/24	EUR	4,200	4,520,159
	Host Hotels & Resorts LP
	3.875%, 04/01/24		1,149	1,145,438
	HP, Inc.
	2.200%, 06/17/25		1,069	1,027,077
	Interstate Power & Light Co.
	3.250%, 12/01/24		60	58,974
	J M Smucker Co.
	3.500%, 03/15/25		1,000	982,642
	Jabil, Inc.
	4.250%, 05/15/27		5,000	4,893,544
	Jefferies Financial Group, Inc.
	6.450%, 06/08/27		5,000	5,195,062
John Deere Capital Corp., Floating Rate Note,
(r)	SOFR + 0.570%, FRN, 5.929%, 03/03/26		600	601,410
(r)	SOFR + 0.790%, FRN, 6.148%, 06/08/26		9,784	9,844,528
	John Deere Cash Management SARL
	1.375%, 04/02/24	EUR	1,150	1,237,538
John Deere Financial, Inc.
	2.460%, 04/04/24	CAD	1,000	740,340
	1.090%, 07/17/24	CAD	5,500	4,018,115
	JPMorgan Chase & Co.
	1.500%, 01/27/25	EUR	1,000	1,058,583
	Keysight Technologies, Inc.
	4.550%, 10/30/24		2,900	2,875,376
	Kinder Morgan Energy Partners LP
	4.300%, 05/01/24		1,800	1,794,471
Lazard Group LLC
	3.750%, 02/13/25		1,000	982,230
	3.625%, 03/01/27		6,000	5,693,879
	Legg Mason, Inc.
	4.750%, 03/15/26		7,000	6,993,185
	Lennar Corp.
	4.750%, 05/30/25		3,900	3,876,540
	Linde, Inc.
	1.200%, 02/12/24	EUR	6,625	7,153,911
	LyondellBasell Industries NV
	5.750%, 04/15/24		1,000	1,000,091
Marathon Petroleum Corp.
	3.625%, 09/15/24		5,528	5,458,994
	4.700%, 05/01/25		2,970	2,949,416

DFA Short-Duration Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
Marsh & McLennan Cos., Inc.
	3.875%, 03/15/24		5,100	$5,089,287
	3.500%, 06/03/24		3,050	3,027,195
MetLife, Inc.
	5.375%, 12/09/24	GBP	1,300	1,645,039
Morgan Stanley
	3.000%, 02/07/24	CAD	13,500	10,036,762
	1.750%, 01/30/25	EUR	3,000	3,181,408
MPLX LP
	4.875%, 12/01/24		1,330	1,324,743
	1.750%, 03/01/26		2,558	2,396,700
National Rural Utilities Cooperative Finance Corp.
(r)	SOFR + 0.700%, FRN, 6.062%, 05/07/25		154	154,563
(r)	SOFR + 0.800%, FRN, 6.145%, 02/05/27		300	300,600
National Rural Utilities Cooperative Finance Corp., Floating Rate Note, SOFR + 0.330%, FRN
(r)	5.676%, 10/18/24		2,011	2,009,752
NetApp, Inc.
	3.300%, 09/29/24		1,928	1,899,054
NextEra Energy Capital Holdings, Inc.
	4.200%, 06/20/24		1,000	994,560
	4.255%, 09/01/24		610	605,217
(r)	SOFR + 0.760%, FRN, 6.103%, 01/29/26		2,580	2,582,812
NNN REIT, Inc.
	3.900%, 06/15/24		612	607,416
Nucor Corp.
	2.000%, 06/01/25		1,300	1,250,851
Nuveen Finance LLC
Ω	4.125%, 11/01/24		2,000	1,974,046
ONEOK, Inc.
	2.750%, 09/01/24		145	142,534
Oracle Corp.
	3.400%, 07/08/24		1,100	1,089,152
	2.500%, 04/01/25		5,200	5,044,362
Ovintiv, Inc.
	5.375%, 01/01/26		3,484	3,486,176
Parker-Hannifin Corp.
	3.650%, 06/15/24		2,362	2,344,445
Penske Truck Leasing Co. LP/PTL Finance Corp.
Ω	3.900%, 02/01/24		718	718,000
Ω	4.000%, 07/15/25		341	334,150
Ω	1.200%, 11/15/25		4,000	3,722,397
Ω	4.450%, 01/29/26		1,572	1,540,847
PepsiCo, Inc.
	2.150%, 05/06/24	CAD	1,700	1,254,784
Philip Morris International, Inc.
	2.875%, 05/01/24		11,981	11,898,554
	2.750%, 03/19/25	EUR	636	680,315
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	Plains All American Pipeline LP/PAA Finance Corp.
	3.600%, 11/01/24		13,579	$13,370,074
	PNC Financial Services Group, Inc.
	2.200%, 11/01/24		250	244,463
	Prologis Euro Finance LLC
	0.250%, 09/10/27	EUR	828	801,322
	Public Service Enterprise Group, Inc.
	2.875%, 06/15/24		5,910	5,845,052
	Public Storage Operating Co., SOFR + 0.600%, FRN
(r)	5.945%, 07/25/25		600	601,454
	PVH Corp.
	4.625%, 07/10/25		4,003	3,967,457
Realty Income Corp.
	3.875%, 07/15/24		3,400	3,372,776
	1.875%, 01/14/27	GBP	1,700	1,965,275
	3.200%, 01/15/27		15,000	14,336,582
	Roche Holdings, Inc., Floating Rate Note, SOFR + 0.740%, FRN
(r)Ω	6.100%, 11/13/26		3,600	3,616,888
Ross Stores, Inc.
	3.375%, 09/15/24		2,000	1,975,184
	4.600%, 04/15/25		1,000	994,842
	Royalty Pharma PLC
	1.200%, 09/02/25		5,372	5,037,427
Ryder System, Inc.
	3.650%, 03/18/24		2,115	2,109,926
	2.500%, 09/01/24		5,081	4,990,567
	4.625%, 06/01/25		1,000	994,092
	4.300%, 06/15/27		2,140	2,109,527
	Schlumberger Finance BV
Δ	0.000%, 10/15/24	EUR	1,080	1,136,112
	Sherwin-Williams Co.
	3.125%, 06/01/24		3,300	3,271,197
	Simon Property Group LP
	2.000%, 09/13/24		1,230	1,204,644
	Southwest Airlines Co.
	5.250%, 05/04/25		8,152	8,159,137
	Southwestern Electric Power Co.
	1.650%, 03/15/26		6,041	5,647,528
	State Street Corp., Floating Rate Note, SOFR + 0.845%, FRN
(r)	6.206%, 08/03/26		5,500	5,498,279
Thermo Fisher Scientific, Inc.
	0.750%, 09/12/24	EUR	1,000	1,059,843
	0.125%, 03/01/25	EUR	3,000	3,124,639
	Timken Co.
	3.875%, 09/01/24		986	973,714

DFA Short-Duration Real Return Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Truist Bank
1.500%, 03/10/25		280	$268,771
4.050%, 11/03/25		5,000	4,910,099
Truist Financial Corp.
2.500%, 08/01/24		6,417	6,321,189
TWDC Enterprises 18 Corp.
2.758%, 10/07/24	CAD	7,000	5,119,640
U.S. Bancorp
0.850%, 06/07/24	EUR	1,500	1,601,403
United Parcel Service, Inc.
2.125%, 05/21/24	CAD	10,050	7,407,152
Utah Acquisition Sub, Inc.
3.950%, 06/15/26		17,900	17,393,461
Ventas Realty LP
3.750%, 05/01/24		7,768	7,731,138
2.650%, 01/15/25		800	778,950
3.500%, 02/01/25		3,000	2,940,033
4.125%, 01/15/26		2,000	1,958,172
Verizon Communications, Inc.
3.376%, 02/15/25		1,000	982,593
Verizon Communications, Inc., Floating Rate Note, SOFR + 0.790%, FRN
(r) 6.144%, 03/20/26		2,092	2,101,289
VF Corp.
2.400%, 04/23/25		5,703	5,481,268
Virginia Electric & Power Co.
3.450%, 02/15/24		170	169,853
VMware LLC
1.400%, 08/15/26		1,760	1,610,968
WEC Energy Group, Inc.
0.800%, 03/15/24		2,300	2,285,742
Wells Fargo & Co.
3.184%, 02/08/24	CAD	8,000	5,947,413
0.500%, 04/26/24	EUR	2,000	2,143,923
1.625%, 06/02/25	EUR	4,000	4,203,881
Western Union Co.
1.350%, 03/15/26		11,347	10,478,351
Williams Cos., Inc.
4.550%, 06/24/24		11,500	11,447,650
3.900%, 01/15/25		2,277	2,247,318
Willis North America, Inc.
3.600%, 05/15/24		6,756	6,712,750
WRKCo, Inc.
3.000%, 09/15/24		4,550	4,473,042
TOTAL UNITED STATES			682,277,573
TOTAL BONDS			1,451,355,961
U.S. TREASURY OBLIGATIONS — (7.5%)
U.S. Treasury Inflation-Indexed Notes
0.250%, 01/15/25		5,000	6,328,598
0.375%, 07/15/25		8,500	10,735,391
		Face Amount^	Value†
		(000)

U.S. Treasury Notes, Floating Rate Note
(r)	3M USTMMR + 0.200%, FRN, 5.495%, 01/31/25	22,500	$22,506,206
(r)	3M USTMMR + 0.169%, FRN, 5.464%, 04/30/25	59,000	58,986,357
(r)	3M USTMMR + 0.125%, FRN, 5.420%, 07/31/25	12,000	11,986,959
(r)	3M USTMMR + 0.170%, FRN, 5.465%, 10/31/25	33,000	32,981,565
TOTAL U.S. TREASURY OBLIGATIONS			143,525,076
COMMERCIAL PAPER — (15.9%)
AUSTRALIA — (0.6%)
Glencore Funding LLC
Ω	5.892%, 03/25/24	1,500	1,487,242
Telstra Group Ltd.
Ω	5.655%, 03/04/24	9,000	8,955,434
Ω	5.675%, 05/01/24	1,500	1,478,700
TOTAL AUSTRALIA			11,921,376
CANADA — (3.8%)
Canadian Imperial Bank of Commerce
Ω	5.651%, 06/05/24	5,175	5,078,768
CDP Financial, Inc.
Ω	5.830%, 05/16/24	12,000	11,812,359
Province of Alberta
Ω	5.688%, 03/07/24	3,300	3,282,471
Ω	5.762%, 03/27/24	7,000	6,942,086
PSP Capital, Inc.
Ω	5.672%, 02/14/24	40,000	39,917,771
Ω	5.731%, 05/13/24	3,000	2,954,955
Rogers Communications, Inc.
Ω	5.845%, 03/07/24	3,000	2,983,248
TOTAL CANADA			72,971,658
FRANCE — (0.7%)
LVMH Moet Hennessy Louis Vuitton SE
Ω	5.510%, 03/18/24	12,500	12,413,088
GERMANY — (3.8%)
FMS Wertmanagement
Ω	5.460%, 02/05/24	14,000	13,989,764
NRW Bank
Ω	5.714%, 02/20/24	30,000	29,912,278
Ω	5.475%, 02/21/24	28,000	27,914,021
TOTAL GERMANY			71,816,063

DFA Short-Duration Real Return Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

JAPAN — (0.1%)
American Honda Finance Corp.
	5.796%, 04/04/24	1,000	$990,031
NETHERLANDS — (0.3%)
Cooperatieve Rabobank UA
	5.618%, 06/04/24	5,000	4,908,906
SWEDEN — (0.4%)
Nordea Bank Abp
Ω	5.580%, 02/09/24	8,000	7,989,408
UNITED KINGDOM — (0.3%)
HSBC USA, Inc.
Ω	6.014%, 06/07/24	3,250	3,187,478
Ω	6.031%, 06/24/24	3,000	2,934,786
TOTAL UNITED KINGDOM			6,122,264
UNITED STATES — (5.9%)
3M Co.
Ω	6.061%, 03/20/24	5,750	5,706,357
Ω	5.695%, 03/27/24	6,000	5,947,932
American Honda Finance Corp.
	5.743%, 03/18/24	2,500	2,481,732
Aon Corp.
Ω	5.863%, 02/14/24	7,000	6,985,258
Ω	5.606%, 02/28/24	2,000	1,991,434
Cigna Group
Ω	5.717%, 04/05/24	2,220	2,197,660
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
Consolidated Edison Co. of New York, Inc.
Ω	5.803%, 03/20/24	9,750	$9,675,975
Duke Energy Corp.
Ω	5.981%, 02/27/24	1,500	1,493,745
FMS Wertmanagement
Ω	5.455%, 02/13/24	31,000	30,940,779
Nestle Finance International Ltd.
Ω	5.430%, 02/28/24	33,350	33,214,103
Walt Disney Co.
Ω	5.886%, 05/01/24	12,250	12,080,067
TOTAL UNITED STATES			112,715,042
TOTAL COMMERCIAL PAPER (Cost $301,837,536)			301,847,836
TOTAL INVESTMENT SECURITIES (Cost $1,910,746,166)			1,896,728,873

		Shares
SECURITIES LENDING COLLATERAL — (0.3%)
@§	The DFA Short Term Investment Fund	468,791	5,422,974
TOTAL INVESTMENTS — (100.0%)
(Cost $1,916,168,942)^^			$1,902,151,847
As of January 31, 2024, DFA Short-Duration Real Return Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	16,094,204	AUD	24,052,882	Societe Generale	02/09/24	$310,751
USD	53,055,472	EUR	48,411,299	State Street Bank and Trust	02/12/24	715,671
USD	47,352,090	CAD	63,296,159	Morgan Stanley and Co. International	02/13/24	265,214
USD	71,828,853	EUR	65,990,077	HSBC Bank	02/15/24	474,854
USD	63,471,097	EUR	58,235,210	Barclays Capital	02/16/24	499,684
USD	65,557,517	EUR	60,297,955	State Street Bank and Trust	02/20/24	344,717
USD	14,117,594	AUD	21,387,766	Bank of New York Mellon	02/21/24	77,425
USD	56,871,523	CAD	76,383,745	Citibank, N.A.	02/27/24	38,201
Total Appreciation						$2,726,517
GBP	332,918	USD	422,219	Citibank, N.A.	02/05/24	$(302)
USD	12,541,348	GBP	9,913,326	HSBC Bank	02/05/24	(22,102)
USD	3,538,502	CAD	4,775,306	Citibank, N.A.	02/13/24	(13,913)
USD	1,957,889	GBP	1,548,631	Citibank, N.A.	02/16/24	(4,906)
NOK	50,646,271	USD	4,861,275	Barclays Capital	02/20/24	(43,593)
USD	20,266,228	NOK	213,514,306	State Street Bank and Trust	02/20/24	(44,136)
USD	18,638,076	NZD	30,552,255	State Street Bank and Trust	02/20/24	(37,544)

DFA Short-Duration Real Return Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	56,359,587	CAD	75,937,465	State Street Bank and Trust	02/26/24	$(140,941)
Total (Depreciation)						$(307,437)
Total Appreciation (Depreciation)						$2,419,080
As of January 31, 2024, DFA Short-Duration Real Return Portfolio had entered into the following outstanding Inflation Swaps:
Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	3.243%	Fixed	CPI	Maturity	USD	26,000,000	01/14/25	—	—	$779,939	$779,939
Bank of America Corp.	3.070%	Fixed	CPI	Maturity	USD	18,000,000	01/25/25	—	—	592,352	592,352
Bank of America Corp.	2.905%	Fixed	CPI	Maturity	USD	21,000,000	10/08/24	—	—	1,159,583	1,159,583
Bank of America Corp.	2.889%	Fixed	CPI	Maturity	USD	20,000,000	08/04/24	—	—	1,344,688	1,344,688
Bank of America Corp.	2.820%	Fixed	CPI	Maturity	USD	44,000,000	09/03/24	—	—	2,751,580	2,751,580
Bank of America Corp.	2.765%	Fixed	CPI	Maturity	USD	22,000,000	12/05/24	—	—	17,580	17,580
Bank of America Corp.	2.495%	Fixed	CPI	Maturity	USD	43,000,000	03/16/26	—	—	3,896,782	3,896,782
Bank of America Corp.	2.405%	Fixed	CPI	Maturity	USD	27,000,000	08/23/24	—	—	44,657	44,657
Bank of America Corp.	2.384%	Fixed	CPI	Maturity	USD	37,000,000	07/27/24	—	—	71,121	71,121
Bank of America Corp.	2.052%	Fixed	CPI	Maturity	USD	64,000,000	05/17/24	—	—	565,672	565,672
Bank of America Corp.	1.310%	Fixed	CPI	Maturity	USD	38,000,000	06/24/24	—	—	5,929,334	5,929,334
Citibank, N.A.	3.859%	Fixed	CPI	Maturity	USD	39,000,000	03/09/25	—	—	91,806	91,806
Citibank, N.A.	3.774%	Fixed	CPI	Maturity	USD	22,000,000	03/04/25	—	—	125,459	125,459
Citibank, N.A.	3.726%	Fixed	CPI	Maturity	USD	33,000,000	02/24/24	—	—	824,256	824,256
Citibank, N.A.	3.299%	Fixed	CPI	Maturity	USD	21,000,000	02/01/24	—	—	790,504	790,504
Citibank, N.A.	3.125%	Fixed	CPI	Maturity	USD	42,000,000	01/31/25	—	—	1,263,349	1,263,349
Citibank, N.A.	2.470%	Fixed	CPI	Maturity	USD	59,000,000	06/26/24	—	—	166,302	166,302
Citibank, N.A.	2.335%	Fixed	CPI	Maturity	USD	40,000,000	05/24/24	—	—	252,142	252,142
Citibank, N.A.	1.303%	Fixed	CPI	Maturity	USD	25,000,000	06/22/25	—	—	4,010,646	4,010,646
Deutsche Bank AG	3.345%	Fixed	CPI	Maturity	USD	30,000,000	11/01/24	—	—	1,226,900	1,226,900
Deutsche Bank AG	3.318%	Fixed	CPI	Maturity	USD	25,000,000	11/29/25	—	—	698,055	698,055
Deutsche Bank AG	3.280%	Fixed	CPI	Maturity	USD	20,000,000	01/05/25	—	—	613,698	613,698
Deutsche Bank AG	3.275%	Fixed	CPI	Maturity	USD	43,000,000	11/08/24	—	—	1,831,638	1,831,638
Deutsche Bank AG	3.223%	Fixed	CPI	Maturity	USD	20,000,000	12/01/25	—	—	632,588	632,588
Deutsche Bank AG	2.695%	Fixed	CPI	Maturity	USD	32,000,000	09/24/25	—	—	1,805,024	1,805,024
Deutsche Bank AG	2.588%	Fixed	CPI	Maturity	USD	40,000,000	06/24/26	—	—	3,042,515	3,042,515
Deutsche Bank AG	2.423%	Fixed	CPI	Maturity	USD	45,000,000	03/08/26	—	—	4,261,451	4,261,451
Deutsche Bank AG	2.420%	Fixed	CPI	Maturity	USD	20,000,000	03/05/26	—	—	1,896,259	1,896,259
Deutsche Bank AG	2.325%	Fixed	CPI	Maturity	USD	42,000,000	03/02/26	—	—	4,188,293	4,188,293

DFA Short-Duration Real Return Portfolio
CONTINUED
Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	1.540%	Fixed	CPI	Maturity	USD	20,000,000	07/15/25	—	—	$3,057,328	$3,057,328
Deutsche Bank AG	1.518%	Fixed	CPI	Maturity	USD	34,000,000	07/20/24	—	—	5,107,500	5,107,500
Morgan Stanley and Co. International	3.665%	Fixed	CPI	Maturity	USD	42,000,000	02/22/24	—	—	1,119,048	1,119,048
Morgan Stanley and Co. International	2.600%	Fixed	CPI	Maturity	USD	50,000,000	03/17/24	—	—	269,160	269,160
Morgan Stanley and Co. International	2.410%	Fixed	CPI	Maturity	USD	35,000,000	06/12/24	—	—	163,126	163,126
Morgan Stanley and Co. International	2.390%	Fixed	CPI	Maturity	USD	58,000,000	06/06/24	—	—	313,085	313,085
Morgan Stanley and Co. International	2.198%	Fixed	CPI	Maturity	USD	22,000,000	07/17/24	—	—	91,186	91,186
Total Appreciation										$54,994,606	$54,994,606
Bank of America Corp.	2.681%	Fixed	CPI	Maturity	USD	52,000,000	10/17/24	—	—	(203,038)	(203,038)
Bank of America Corp.	2.657%	Fixed	CPI	Maturity	USD	63,000,000	10/23/24	—	—	(267,490)	(267,490)
Bank of America Corp.	2.629%	Fixed	CPI	Maturity	USD	36,000,000	09/27/24	—	—	(62,024)	(62,024)
Bank of America Corp.	2.574%	Fixed	CPI	Maturity	USD	64,000,000	09/28/24	—	—	(75,992)	(75,992)
Citibank, N.A.	3.849%	Fixed	CPI	Maturity	USD	40,000,000	03/15/26	—	—	(595,337)	(595,337)
Citibank, N.A.	2.563%	Fixed	CPI	Maturity	USD	52,000,000	10/04/24	—	—	(78,581)	(78,581)
Citibank, N.A.	2.414%	Fixed	CPI	Maturity	USD	37,000,000	11/03/24	—	—	(104,737)	(104,737)
Citibank, N.A.	2.198%	Fixed	CPI	Maturity	USD	54,000,000	11/21/24	—	—	(87,423)	(87,423)
Citibank, N.A.	2.064%	Fixed	CPI	Maturity	USD	63,000,000	12/13/24	—	—	(47,341)	(47,341)
Deutsche Bank AG	3.959%	Fixed	CPI	Maturity	USD	30,000,000	05/04/25	—	—	(320,335)	(320,335)
Deutsche Bank AG	2.725%	Fixed	CPI	Maturity	USD	22,000,000	11/16/25	—	—	(54,719)	(54,719)
Deutsche Bank AG	2.120%	Fixed	CPI	Maturity	USD	50,000,000	01/22/25	—	—	(22,218)	(22,218)
Morgan Stanley and Co. International	2.970%	Fixed	CPI	Maturity	USD	32,000,000	10/28/25	—	—	(307,642)	(307,642)
Morgan Stanley and Co. International	2.440%	Fixed	CPI	Maturity	USD	42,000,000	11/01/24	—	—	(127,089)	(127,089)
Morgan Stanley and Co. International	2.275%	Fixed	CPI	Maturity	USD	37,000,000	11/22/24	—	—	(89,192)	(89,192)
Total (Depreciation)										$(2,443,158)	$(2,443,158)
Total Appreciation (Depreciation)										$52,551,448	$52,551,448
Summary of the Portfolio's investments as of January 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$68,983,069	—	$68,983,069
Austria	—	1,672,001	—	1,672,001
Belgium	—	12,731,348	—	12,731,348

DFA Short-Duration Real Return Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Canada	—	$176,345,266	—	$176,345,266
Denmark	—	4,847,140	—	4,847,140
Finland	—	6,200,545	—	6,200,545
France	—	70,200,491	—	70,200,491
Germany	—	81,738,120	—	81,738,120
Ireland	—	15,847,758	—	15,847,758
Italy	—	9,681,204	—	9,681,204
Japan	—	97,958,735	—	97,958,735
Netherlands	—	23,672,700	—	23,672,700
New Zealand	—	18,684,981	—	18,684,981
Norway	—	4,650,345	—	4,650,345
Portugal	—	2,473,169	—	2,473,169
Spain	—	30,640,412	—	30,640,412
Supranational Organization Obligations	—	57,491,540	—	57,491,540
Sweden	—	24,787,023	—	24,787,023
Switzerland	—	13,390,299	—	13,390,299
United Kingdom	—	47,082,242	—	47,082,242
United States	—	682,277,573	—	682,277,573
U.S. Treasury Obligations	—	143,525,076	—	143,525,076
Commercial Paper	—	301,847,836	—	301,847,836
Securities Lending Collateral	—	5,422,974	—	5,422,974
Forward Currency Contracts**	—	2,419,080	—	2,419,080
Swap Agreements**	—	52,551,448	—	52,551,448
TOTAL	—	$1,957,122,375	—	$1,957,122,375
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Municipal Real Return Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2024
(Unaudited)

	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (97.7%)
ALABAMA — (1.6%)
Alabama Federal Aid Highway Finance Authority (RB)
¤ 5.000%, 09/01/30 (Pre-refunded @ $100, 9/1/24)	3,535	$3,569,075
Alabama Federal Aid Highway Finance Authority (RB) Series A
¤ 5.000%, 09/01/32 (Pre-refunded @ $100, 9/1/26)	1,035	1,095,105
¤ 5.000%, 09/01/33 (Pre-refunded @ $100, 9/1/26)	2,540	2,687,504
¤ 5.000%, 09/01/34 (Pre-refunded @ $100, 9/1/26)	4,740	5,015,263
City of Huntsville (GO) Series A
5.000%, 03/01/24	1,995	1,997,974
City of Huntsville (GO) Series C
5.000%, 03/01/24	1,330	1,331,983
State of Alabama (GO) Series B
5.000%, 11/01/24	2,665	2,704,621
Tuscaloosa County Board of Education (ST)
¤ 5.000%, 02/01/43 (Pre-refunded @ $100, 2/1/27)	1,090	1,163,463
Water Works Board of the City of Birmingham (RB) Series B
¤ 5.000%, 01/01/45 (Pre-refunded @ $100, 1/1/25)	5,670	5,772,039
TOTAL ALABAMA		25,337,027
ARIZONA — (1.1%)
City of Chandler (GO)
5.000%, 07/01/24	3,090	3,115,962
City of Mesa (GO)
5.000%, 07/01/24	4,580	4,617,723
City of Phoenix (GO) Series A
5.000%, 07/01/27	1,500	1,618,389
	Face Amount	Value†
	(000)
ARIZONA — (Continued)
City of Tempe (GO)
5.000%, 07/01/26	1,695	$1,788,331
5.000%, 07/01/27	955	1,030,375
Coconino County Unified School District No. 1-Flagstaff (GO) Series B
4.000%, 07/01/27	1,000	1,046,446
Coconino County Unified School District No. 1-Flagstaff (GO) Series C
5.000%, 07/01/28	1,250	1,379,355
Maricopa County High School District No. 214 Tolleson Union High School (GO) Series B
5.000%, 07/01/24	765	770,953
Town of Gilbert (GO)
5.000%, 07/15/27	1,500	1,622,407
TOTAL ARIZONA		16,989,941
ARKANSAS — (0.1%)
University of Arkansas (RB) Series A
¤ 5.000%, 11/01/29 (Pre-refunded @ $100, 11/1/24)	1,410	1,428,866
CALIFORNIA — (4.9%)
California State Public Works Board (RB) Series B
5.000%, 05/01/28	1,185	1,302,224
California State Public Works Board (RB) Series D
5.000%, 05/01/28	2,235	2,456,092
City of Los Angeles (RN)
5.000%, 06/27/24	20,000	20,154,156
City of San Francisco Public Utilities Commission Water Revenue (RB) Series A
4.000%, 11/01/30	7,845	8,096,957
County of Los Angeles (RN)
5.000%, 06/28/24	4,000	4,030,988
County of Riverside (RN)
5.000%, 06/28/24	4,200	4,232,537
Los Angeles Unified School District (GO) Series A
5.000%, 07/01/25	15	15,487
5.000%, 07/01/26	1,065	1,127,490
Los Angeles Unified School District (GO) Series C
5.000%, 07/01/26	1,080	1,143,370

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Palomar Community College District (GO)
¤ 5.000%, 05/01/31 (Pre-refunded @ $100, 5/1/25)	790	$811,847
San Diego Unified School District (GO) Series F2
5.000%, 07/01/24	2,000	2,016,804
San Francisco Unified School District (GO)
5.000%, 06/15/28	5,390	5,989,036
Santa Clara County Financing Authority (RB) Series A
5.000%, 05/01/25	540	554,866
State of California (GO)
5.000%, 10/01/25	1,900	1,924,036
5.000%, 08/01/26	9,000	9,512,773
5.000%, 12/01/26	5,535	5,898,199
3.500%, 08/01/27	1,500	1,537,549
5.000%, 10/01/29	1,020	1,071,430
5.000%, 10/01/33	3,000	3,005,926
State of California (GO) Series B
5.000%, 09/01/25	3,155	3,265,701
TOTAL CALIFORNIA		78,147,468
COLORADO — (1.1%)
Board of Water Commissioners City & County of Denver (RB) Series A
5.000%, 12/15/26	3,310	3,526,857
5.000%, 12/15/27	3,450	3,760,705
Boulder Larimer & Weld Counties St. Vrain Valley School District Re1J (GO) (ST AID WITHHLDG) Series C
5.000%, 12/15/29	3,000	3,191,632
City of Colorado Springs Utilities System Revenue (RB) Series A-1
5.000%, 11/15/26	3,015	3,205,984
Denver City & County School District No. 1 (GO) (ST AID WITHHLDG) Series B
5.000%, 12/01/24	1,335	1,356,899
El Paso County School District No. 2 Harrison (GO) (ST AID WITHHLDG)
5.000%, 12/01/26	335	356,793
	Face Amount	Value†
	(000)
COLORADO — (Continued)
Garfield Pitkin & Eagle Counties School District No. Re-1 Roaring Fork (GO) (ST AID WITHHLDG) Series 1
¤ 5.000%, 12/15/29 (Pre-refunded @ $100, 12/15/25)	620	$643,850
Jefferson County School District R-1 (GO) (ST AID WITHHLDG) Series A
5.250%, 12/15/24	1,035	1,054,050
Weld County School District No. 6 Greeley (GO) (ST AID WITHHLDG)
5.000%, 12/01/25	455	473,055
TOTAL COLORADO		17,569,825
CONNECTICUT — (1.1%)
Town of Darien (GO)
4.000%, 04/25/24	8,015	8,025,002
Town of Greenwich (GO)
4.000%, 02/08/24	5,000	5,000,746
Town of Madison (GO)
4.000%, 12/19/24	5,010	5,049,639
TOTAL CONNECTICUT		18,075,387
DISTRICT OF COLUMBIA — (0.2%)
District of Columbia (GO) Series B
5.000%, 06/01/25	1,135	1,165,678
District of Columbia (GO) Series E
5.000%, 06/01/26	2,050	2,155,648
TOTAL DISTRICT OF COLUMBIA		3,321,326
FLORIDA — (2.8%)
Collier County Water-Sewer District (RB)
5.000%, 07/01/25	375	386,002
County of Miami-Dade (GO) Series A
5.000%, 07/01/26	1,840	1,938,223
Florida Department of Environmental Protection (RB) Series A
5.000%, 07/01/26	5,000	5,254,932
Florida Keys Aqueduct Authority (RB) Series B
5.000%, 09/01/25	1,380	1,425,818

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
FLORIDA — (Continued)
Hillsborough County Aviation Authority (RB) Series B
¤ 5.000%, 10/01/34 (Pre-refunded @ $100, 10/1/24)	4,825	$4,884,902
¤ 5.000%, 10/01/35 (Pre-refunded @ $100, 10/1/24)	2,400	2,429,796
JEA Water & Sewer System Revenue (RB) Series A
5.000%, 10/01/24	3,645	3,692,150
Palm Beach County Health Facilities Authority (RB)
¤ 5.000%, 12/01/31 (Pre-refunded @ $100, 12/1/24)	1,400	1,419,847
School District of Broward County (RN)
5.000%, 06/28/24	8,610	8,667,727
State of Florida (GO) Series A
5.000%, 06/01/24	2,995	3,014,494
5.000%, 07/01/24	675	680,811
5.000%, 07/01/27	1,105	1,164,376
State of Florida (GO) Series B
5.000%, 06/01/24	1,290	1,298,396
5.000%, 07/01/24	5,160	5,204,423
5.000%, 06/01/25	3,090	3,178,017
TOTAL FLORIDA		44,639,914
GEORGIA — (3.5%)
City of Atlanta (GO) Series A-1
5.000%, 12/01/24	865	879,762
City of Atlanta (GO) Series A-2
5.000%, 12/01/24	1,655	1,683,243
Clarke County School District (GO) (ST AID WITHHLDG)
5.000%, 09/01/27	3,120	3,378,914
Gwinnett County School District (GO) Series B
5.000%, 08/01/27	25,000	27,137,825
Richmond County Board of Education (GO) (ST AID WITHHLDG) Series A
5.000%, 10/01/25	1,010	1,044,165
State of Georgia (GO) Series A
5.000%, 07/01/26	1,225	1,292,452
5.000%, 07/01/27	8,065	8,715,263
State of Georgia (GO) Series A-1
5.000%, 02/01/25	2,620	2,674,946
	Face Amount	Value†
	(000)
GEORGIA — (Continued)
State of Georgia (GO) Series C
4.000%, 07/01/29	4,000	$4,305,978
State of Georgia (GO) Series C-1
5.000%, 07/01/24	3,355	3,382,772
State of Georgia (GO) Series F
5.000%, 01/01/27	1,150	1,228,352
TOTAL GEORGIA		55,723,672
HAWAII — (0.6%)
City & County of Honolulu (GO) Series A
5.000%, 11/01/25	3,125	3,242,106
City & County of Honolulu (GO) Series B
5.000%, 10/01/25	475	491,853
5.000%, 10/01/26	615	635,828
5.000%, 03/01/27	2,350	2,516,544
County of Maui (GO)
5.000%, 03/01/25	750	766,564
State of Hawaii (GO) Series FH
5.000%, 10/01/26	1,760	1,863,598
TOTAL HAWAII		9,516,493
ILLINOIS — (0.1%)
County of Will (GO)
¤ 5.000%, 11/15/34 (Pre-refunded @ $100, 11/15/25)	1,045	1,083,159
IOWA — (0.5%)
City of Des Moines (GO) Series A
5.000%, 06/01/24	2,000	2,012,420
City of Sioux City (GO) Series A
3.000%, 06/01/27	1,325	1,330,194
City of Urbandale (GO) Series A
5.000%, 06/01/27	1,040	1,117,211
City of Urbandale (GO) Series B
5.000%, 06/01/24	1,000	1,006,376
Iowa Valley Community College District (GO)
4.000%, 06/01/28	2,890	3,056,679
TOTAL IOWA		8,522,880

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
KANSAS — (0.3%)
City of Merriam (GO) Series A
5.000%, 10/01/25	200	$206,930
Johnson County Unified School District No. 229 Blue Valley (GO) Series A
5.000%, 10/01/26	1,500	1,589,088
Kansas Development Finance Authority (RB) Series D
5.000%, 05/01/28	2,000	2,191,929
TOTAL KANSAS		3,987,947
KENTUCKY — (1.3%)
Louisville & Jefferson County Metropolitan Sewer District (RB) Series C
5.000%, 05/15/24	1,780	1,789,971
5.000%, 05/15/25	1,640	1,684,799
Louisville Water Co. (RB)
5.000%, 11/15/27	4,000	4,344,486
Louisville/Jefferson County Metropolitan Government (GO) Series A
5.000%, 12/01/25	3,800	3,952,172
5.000%, 04/01/28	7,885	8,655,458
TOTAL KENTUCKY		20,426,886
LOUISIANA — (1.4%)
City of Shreveport (GO)
¤ 5.000%, 09/01/34 (Pre-refunded @ $100, 9/1/24)	1,750	1,768,888
East Baton Rouge Sewerage Commission (RB) Series B
¤ 5.000%, 02/01/32 (Pre-refunded @ $100, 2/1/25)	2,415	2,464,929
Louisiana Local Government Environmental Facilities & Community Development Authority (RB)
¤ 5.000%, 10/01/33 (Pre-refunded @ $100, 10/1/24)	1,000	1,012,085
¤ 5.000%, 10/01/35 (Pre-refunded @ $100, 10/1/24)	1,590	1,609,215
¤ 5.000%, 10/01/37 (Pre-refunded @ $100, 10/1/24)	2,005	2,029,230
¤ 5.000%, 10/01/39 (Pre-refunded @ $100, 10/1/24)	1,110	1,123,414
	Face Amount	Value†
	(000)
LOUISIANA — (Continued)
St. Tammany Parish Wide School District No. 12 (GO) Series A
5.000%, 03/01/28	1,175	$1,280,260
State of Louisiana (GO) Series B
5.000%, 10/01/24	7,025	7,118,717
State of Louisiana (GO) Series D-1
5.000%, 12/01/26	4,265	4,330,310
TOTAL LOUISIANA		22,737,048
MAINE — (0.2%)
City of Portland (GO)
5.000%, 05/01/27	1,000	1,076,813
State of Maine (GO) Series D
5.000%, 06/01/28	1,700	1,873,129
TOTAL MAINE		2,949,942
MARYLAND — (5.6%)
City of Baltimore (GO) Series A
5.000%, 10/15/26	800	849,596
County of Baltimore (GO)
3.000%, 11/01/24	5,015	5,002,858
County of Charles (GO)
5.000%, 10/01/24	2,025	2,051,077
5.000%, 10/01/25	390	404,160
County of Howard (GO) Series A
5.000%, 02/15/27	2,435	2,608,702
County of Howard (GO) Series D
5.000%, 02/15/24	4,000	4,002,828
5.000%, 02/15/25	8,390	8,577,655
County of Montgomery (GO) Series A
¤ 5.000%, 11/01/27 (Pre-refunded @ $100, 11/1/24)	1,965	1,994,214
County of Montgomery (GO) Series C
5.000%, 10/01/26	5,500	5,839,782
5.000%, 10/01/27	6,655	7,232,886
County of Wicomico (GO) Series A
5.000%, 12/01/25	1,000	1,040,409
State of Maryland (GO) Series A
5.000%, 03/15/24	1,340	1,343,045
State of Maryland (GO) Series A
5.000%, 03/15/26	1,000	1,047,843
4.000%, 08/01/26	5,400	5,401,338

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MARYLAND — (Continued)
5.000%, 03/15/28	8,030	$8,819,091
State of Maryland (GO) Series B
5.000%, 08/01/24	2,690	2,716,760
5.000%, 08/01/26	6,600	6,979,315
University System of Maryland (RB) Series A
¤ 4.000%, 04/01/34 (Pre-refunded @ $100, 4/1/24)	2,000	2,002,717
Washington Suburban Sanitary Commission (RB) (CNTY GTD)
5.000%, 06/01/24	4,325	4,353,007
3.000%, 06/01/26	2,160	2,169,544
¤ 4.000%, 06/01/38 (Pre-refunded @ $100, 6/1/24)	5,000	5,015,269
Washington Suburban Sanitary Commission (RB) (CNTY GTD) Series 2ND
¤ 4.000%, 06/01/39 (Pre-refunded @ $100, 6/1/24)	8,715	8,741,614
TOTAL MARYLAND		88,193,710
MASSACHUSETTS — (3.4%)
City of Quincy (GO)
4.500%, 07/05/24	10,175	10,226,187
5.000%, 07/05/24	12,065	12,148,366
City of Worcester (GO)
4.500%, 02/27/24	13,015	13,026,716
Commonwealth of Massachusetts (GO) Series A
5.000%, 09/01/24	3,965	4,011,922
Commonwealth of Massachusetts (GO) Series C
5.000%, 08/01/24	1,605	1,621,205
Commonwealth of Massachusetts (GO) Series D
5.000%, 07/01/26	510	537,960
Commonwealth of Massachusetts (GO) Series E
5.000%, 11/01/27	1,000	1,088,539
Massachusetts School Building Authority (RB) Series A
5.000%, 11/15/25	3,240	3,361,183
Town of Belmont (GO)
4.500%, 11/14/24	6,665	6,723,155
	Face Amount	Value†
	(000)
MASSACHUSETTS — (Continued)
Town of Lexington (GO)
4.000%, 02/15/27	1,000	$1,044,085
TOTAL MASSACHUSETTS		53,789,318
MICHIGAN — (0.9%)
L'Anse Creuse Public Schools (GO) (Q-SBLF)
¤ 5.000%, 05/01/27 (Pre-refunded @ $100, 5/1/25)	1,000	1,025,171
Michigan Finance Authority (RB)
¤ 5.000%, 08/01/28 (Pre-refunded @ $100, 8/1/24)	5,170	5,212,491
¤ 5.000%, 08/01/31 (Pre-refunded @ $100, 8/1/24)	2,945	2,969,204
5.000%, 11/15/31	1,200	1,227,309
¤ 5.000%, 08/01/32 (Pre-refunded @ $100, 8/1/24)	2,500	2,520,547
State of Michigan (GO) Series A
5.000%, 05/01/25	1,740	1,785,524
TOTAL MICHIGAN		14,740,246
MINNESOTA — (3.4%)
City of Minneapolis (GO)
5.500%, 12/01/24	305	311,446
City of St. Paul (GO) Series A
5.000%, 03/01/24	2,655	2,658,827
County of Hennepin (GO) Series C
5.000%, 12/15/24	3,995	4,066,600
County of Hennepin (GO) Series A
5.000%, 12/01/31	4,415	4,715,883
Metropolitan Council (GO) Series B
5.000%, 03/01/27	4,360	4,675,684
Metropolitan Council (GO) Series C
5.000%, 03/01/24	6,250	6,259,522
St. Louis Park Independent School District No. 283 (GO) (SD CRED PROG) Series A
5.000%, 02/01/24	305	305,000
5.000%, 02/01/28	2,610	2,831,612

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MINNESOTA — (Continued)
State of Minnesota (GO) Series A
5.000%, 08/01/25	12,150	$12,542,743
5.000%, 09/01/25	2,100	2,172,032
5.000%, 08/01/28	6,000	6,646,906
5.000%, 08/01/32	1,175	1,183,479
State of Minnesota (GO) Series B
5.000%, 08/01/24	1,030	1,040,502
University of Minnesota (RB) Series B
5.000%, 10/01/25	810	838,069
West St. Paul-Mendota Heights-Eagan Independent School District No. 197 (GO) (SD CRED PROG) Series A
5.000%, 02/01/24	3,250	3,250,000
TOTAL MINNESOTA		53,498,305
MISSISSIPPI — (0.8%)
Mississippi Development Bank (RB) (BAM)
¤ 5.000%, 04/01/32 (Pre-refunded @ $100, 4/1/24)	1,000	1,002,972
State of Mississippi (GO) Series A
5.000%, 10/01/28	1,155	1,249,415
¤ 4.000%, 10/01/33 (Pre-refunded @ $100, 10/1/25)	5,050	5,143,536
¤ 5.000%, 11/01/33 (Pre-refunded @ $100, 11/1/26)	4,600	4,886,702
TOTAL MISSISSIPPI		12,282,625
MISSOURI — (0.2%)
City of Kansas City (GO) Series A
4.000%, 02/01/27	1,000	1,039,058
Metropolitan St. Louis Sewer District (RB) Series B
5.000%, 05/01/29	150	167,936
North Kansas City School District No. 74 (GO) (ST AID DIR DEP) Series B
4.000%, 03/01/26	1,905	1,949,779
TOTAL MISSOURI		3,156,773
NEBRASKA — (1.4%)
City of Omaha (GO)
5.000%, 04/15/24	1,260	1,264,533
	Face Amount	Value†
	(000)
NEBRASKA — (Continued)
County of Sarpy (GO)
5.000%, 06/01/26	1,110	$1,166,433
5.000%, 06/01/27	2,535	2,700,686
Douglas County School District No. 17 (GO)
4.000%, 12/15/26	3,015	3,124,640
Elkhorn School District (GO)
¤ 4.000%, 12/15/32 (Pre-refunded @ $100, 12/15/24)	1,280	1,290,861
Kearney School District (GO)
¤ 4.750%, 12/15/36 (Pre-refunded @ $100, 12/15/24)	7,820	7,939,650
Metropolitan Utilities District of Omaha Gas System Revenue (RB)
5.000%, 12/01/24	1,135	1,153,618
Omaha Public Power District (RB) Series B
¤ 4.000%, 02/01/29 (Pre-refunded @ $100, 8/1/24)	1,340	1,346,699
Omaha School District (GO) Series A
5.000%, 12/15/25	1,345	1,397,171
TOTAL NEBRASKA		21,384,291
NEVADA — (2.3%)
County of Clark (GO) Series B
5.000%, 11/01/24	6,065	6,153,363
Las Vegas Valley Water District (GO) Series A
5.000%, 06/01/24	1,170	1,177,188
5.000%, 06/01/27	11,490	12,365,862
Las Vegas Valley Water District (GO) Series C
5.000%, 06/01/24	2,075	2,087,748
State of Nevada (GO) Series A
5.000%, 05/01/24	2,000	2,009,830
State of Nevada (GO) Series D
5.000%, 04/01/25	11,755	12,049,831
TOTAL NEVADA		35,843,822
NEW HAMPSHIRE — (0.2%)
City of Nashua (GO)
4.000%, 07/15/24	2,000	2,008,918
5.000%, 08/01/28	1,655	1,833,438
TOTAL NEW HAMPSHIRE		3,842,356

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEW JERSEY — (2.6%)
City of Hoboken (GO)
3.000%, 02/01/27	1,000	$1,001,534
County of Mercer (GO)
4.000%, 02/01/27	3,430	3,560,955
County of Mercer (GO) Series A
4.000%, 02/01/28	3,290	3,462,172
New Jersey Economic Development Authority (RB) Series BBB
¤ 5.500%, 06/15/30 (Pre-refunded @ $100, 12/15/26)	6,015	6,490,676
New Jersey Turnpike Authority (RB) Series A
¤ 5.000%, 01/01/31 (Pre-refunded @ $100, 7/1/24)	5,030	5,069,140
Township of Toms River (GO)
5.000%, 07/26/24	5,470	5,512,821
4.000%, 06/01/27	865	901,827
4.000%, 06/01/28	1,255	1,323,690
Township of West Orange (GO) Series A
5.000%, 11/07/24	4,000	4,052,834
Township of Woodbridge (GO)
4.500%, 03/15/24	10,000	10,015,719
TOTAL NEW JERSEY		41,391,368
NEW MEXICO — (0.4%)
State of New Mexico (GO) Series B
5.000%, 03/01/24	170	170,259
State of New Mexico Severance Tax Permanent Fund (RB) Series D
5.000%, 07/01/26	5,580	5,876,533
TOTAL NEW MEXICO		6,046,792
NEW YORK — (4.9%)
City of New York (GO) Series C
5.000%, 08/01/31	1,550	1,578,511
City of New York (GO) Series A
5.000%, 08/01/25	1,145	1,156,160
City of New York (GO) Series C
5.000%, 08/01/26	4,205	4,437,270
City of New York (GO) Series E
5.000%, 08/01/26	3,850	4,062,662
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
City of New York (GO) Series J
5.000%, 08/01/25	1,890	$1,908,422
City of Rochester (GO) Series II
4.500%, 08/01/24	4,035	4,055,924
Dutchess County Local Development Corp. (RB) Series A
¤ 5.000%, 07/01/44 (Pre-refunded @ $100, 7/1/24)	1,000	1,006,996
New Rochelle City School District (GO) (ST AID WITHHLDG) Series A
5.000%, 06/15/24	1,505	1,516,619
New York State Dormitory Authority (RB) Series C
5.000%, 03/15/38	2,330	2,334,304
New York State Dormitory Authority (RB) Series A
5.000%, 02/15/25	200	204,312
5.000%, 03/15/26	1,010	1,057,682
5.000%, 02/15/30	2,000	2,003,103
5.000%, 02/15/33	1,330	1,391,512
New York State Dormitory Authority (RB) Series A
5.000%, 02/15/25	365	372,870
New York State Dormitory Authority (RB) Series B
5.000%, 02/15/24	700	700,477
New York State Dormitory Authority (RB) Series C
5.000%, 03/15/27	9,000	9,665,086
New York State Dormitory Authority (RB) Series E
5.000%, 03/15/27	7,000	7,493,359
New York State Urban Development Corp. (RB) Series A
5.000%, 03/15/26	6,920	7,248,319
New York State Urban Development Corp. (RB) Series C
5.000%, 03/15/24	1,690	1,693,841
North Shore Central School District (GO) (ST AID WITHHLDG)
4.000%, 04/26/24	5,000	5,006,669
Smithtown Central School District (GO) (ST AID WITHHLDG)
4.500%, 06/27/24	11,010	11,056,544

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
Town of East Hampton (GO) Series A
5.000%, 08/16/24	1,500	$1,514,061
Village of Garden City (GO)
4.000%, 02/16/24	6,025	6,026,931
TOTAL NEW YORK		77,491,634
NORTH CAROLINA — (2.5%)
City of Charlotte Water & Sewer System Revenue (RB)
5.000%, 07/01/27	1,900	2,053,193
City of Charlotte Water & Sewer System Revenue (RB) Series A
5.000%, 07/01/24	6,045	6,095,040
City of Raleigh Combined Enterprise System Revenue (RB)
5.000%, 03/01/24	295	295,437
5.000%, 09/01/24	470	475,344
County of Durham (GO)
5.000%, 06/01/24	590	593,860
County of Gaston (GO)
5.000%, 02/01/26	2,500	2,611,579
County of Iredell (GO) Series B
2.500%, 02/01/24	2,285	2,285,000
County of New Hanover (RB)
¤ 5.000%, 10/01/29 (Pre-refunded @ $100, 10/1/27)	3,500	3,765,745
County of Wake (GO)
5.000%, 09/01/24	4,175	4,223,682
County of Wake (GO) Series C
5.000%, 03/01/25	7,730	7,904,877
North Carolina Turnpike Authority (RB) Series B
5.000%, 02/01/24	7,570	7,570,000
University of North Carolina at Charlotte (RB)
¤ 5.000%, 04/01/43 (Pre-refunded @ $100, 4/1/24)	1,500	1,504,583
TOTAL NORTH CAROLINA		39,378,340
OHIO — (2.4%)
City of Cincinnati (GO) Series A
5.000%, 12/01/24	1,600	1,624,792
City of Columbus (GO) Series 2017-1
4.000%, 04/01/27	4,215	4,394,887
	Face Amount	Value†
	(000)
OHIO — (Continued)
City of Columbus (GO) Series A
4.000%, 04/01/24	4,050	$4,056,173
5.000%, 08/15/24	1,015	1,025,907
4.000%, 08/15/25	3,745	3,813,582
5.000%, 04/01/27	2,000	2,148,249
Hamilton City School District (GO) (SD CRED PROG)
¤ 5.000%, 12/01/30 (Pre-refunded @ $100, 12/1/24)	1,000	1,016,239
¤ 5.000%, 12/01/34 (Pre-refunded @ $100, 12/1/24)	1,590	1,615,819
State of Ohio (GO) Series R
¤ 5.000%, 05/01/28 (Pre-refunded @ $100, 5/1/24)	1,010	1,014,586
State of Ohio (GO) Series A
4.000%, 03/01/24	2,625	2,626,917
5.000%, 09/15/25	2,330	2,412,112
5.000%, 09/01/28	2,500	2,772,489
5.000%, 03/15/30	1,230	1,232,560
State of Ohio (GO) Series B
5.000%, 09/01/27	1,010	1,094,536
5.000%, 09/15/27	3,715	4,029,494
State of Ohio (GO) Series C
¤ 5.000%, 11/01/26 (Pre-refunded @ $100, 5/1/25)	535	549,064
State of Ohio (GO) Series X
5.000%, 05/01/29	650	730,781
Upper Arlington City School District (GO) Series A
5.000%, 12/01/26	1,555	1,650,909
TOTAL OHIO		37,809,096
OKLAHOMA — (0.3%)
City of Bixby (GO) Series A
4.000%, 06/01/26	790	809,929
4.000%, 06/01/28	1,790	1,881,228
City of Tulsa (GO)
5.000%, 03/01/25	1,475	1,506,468
TOTAL OKLAHOMA		4,197,625
OREGON — (1.9%)
City of Portland (GO) Series A
5.000%, 06/01/24	1,790	1,801,591
5.000%, 06/15/25	170	174,977
5.000%, 06/01/26	1,465	1,542,538
City of Portland Water System Revenue (RB) Series A
5.000%, 04/01/27	1,780	1,909,696

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
OREGON — (Continued)
City of Salem (GO)
5.000%, 06/01/24	570	$573,577
Lane & Douglas Counties School District No. 28J Fern Ridge (GO) (SCH BD GTY) Series A
¤ 5.000%, 06/15/33 (Pre-refunded @ $100, 6/15/26)	1,115	1,173,660
Lane County School District No. 4J Eugene (GO) (SCH BD GTY)
5.000%, 06/15/27	4,030	4,343,716
Portland Community College District (GO)
5.000%, 06/15/27	1,340	1,409,347
State of Oregon (GO) Series A
5.000%, 05/01/27	670	719,947
State of Oregon (GO) Series C
5.000%, 05/01/26	850	893,193
¤ 5.000%, 08/01/37 (Pre-refunded @ $100, 8/1/24)	1,740	1,757,396
State of Oregon Department of Transportation (RB) Series A
5.000%, 11/15/24	4,985	5,059,365
5.000%, 11/15/26	1,685	1,791,735
¤ 5.000%, 11/15/29 (Pre-refunded @ $100, 11/15/24)	4,610	4,676,671
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY)
¤ 5.000%, 06/15/31 (Pre-refunded @ $100, 6/15/24)	2,050	2,064,104
TOTAL OREGON		29,891,513
PENNSYLVANIA — (1.3%)
City of Philadelphia Water & Wastewater Revenue (RB) Series A
¤ 5.000%, 07/01/45 (Pre-refunded @ $100, 7/1/24)	5,605	5,646,297
County of Chester (GO) Series A
4.000%, 07/15/28	5,305	5,475,475
County of Montgomery (GO)
5.000%, 07/01/28	5,925	6,540,753
	Face Amount	Value†
	(000)
PENNSYLVANIA — (Continued)
Montgomery County Industrial Development Authority (RB) Series A
¤ 5.250%, 01/15/46 (Pre-refunded @ $100, 1/15/25)	1,520	$1,549,184
West View Municipal Authority Water Revenue (RB)
¤ 5.000%, 11/15/36 (Pre-refunded @ $100, 11/15/24)	2,000	2,028,924
TOTAL PENNSYLVANIA		21,240,633
RHODE ISLAND — (0.1%)
State of Rhode Island (GO) Series A
5.000%, 04/01/27	1,060	1,136,233
SOUTH CAROLINA — (3.5%)
Aiken County Consolidated School District (GO) (SCSDE)
5.000%, 04/01/24	6,835	6,856,224
5.000%, 04/01/25	3,350	3,431,305
5.000%, 04/01/26	3,520	3,687,740
5.000%, 04/01/27	2,800	3,004,017
Beaufort County School District (GO) (SCSDE) Series B
5.000%, 03/01/24	2,900	2,904,252
Beaufort County School District (GO) (SCSDE) Series D
5.000%, 03/01/25	7,650	7,817,313
Charleston County School District (GO) (SCSDE)
4.500%, 04/01/24	11,805	11,828,932
Clemson University (RB) Series B
5.000%, 05/01/25	800	819,641
County of Richland (GO) (ST AID WITHHLDG) Series A
5.000%, 03/01/26	1,870	1,957,658
Dorchester County School District No. 2 (GO) (SCSDE) Series A
4.000%, 03/01/32	7,505	7,509,253
Grand Strand Water & Sewer Authority (RB) Series A
5.000%, 06/01/24	2,000	2,012,885
Lexington & Richland School District No. 5 (GO) (SCSDE)
5.000%, 03/01/24	2,750	2,754,167

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
SOUTH CAROLINA — (Continued)
State of South Carolina (GO) Series D
5.000%, 04/01/25	1,050	$1,075,727
TOTAL SOUTH CAROLINA		55,659,114
TENNESSEE — (2.6%)
City of Knoxville Electric System Revenue (RB) Series NN
5.000%, 07/01/27	885	953,347
City of Memphis (GO) Series B
5.000%, 05/01/24	2,775	2,787,946
City of Murfreesboro (GO)
5.000%, 06/01/28	1,000	1,101,409
City of Pigeon Forge (GO) Series B
5.000%, 06/01/27	1,740	1,874,368
City of Sevierville (GO)
5.000%, 06/01/29	3,135	3,522,844
County of Knox (GO)
5.000%, 06/01/24	1,045	1,051,524
County of Knox (GO) Series C
5.000%, 06/01/26	125	131,500
County of Maury (GO)
5.000%, 04/01/24	650	651,997
County of Shelby (GO) Series B
5.000%, 04/01/24	4,195	4,208,305
County of Shelby (GO) Series A
5.000%, 04/01/25	5,090	5,215,894
County of Washington (GO) Series A
4.000%, 06/01/26	1,705	1,751,506
Metropolitan Government of Nashville & Davidson County (GO) Series A
4.000%, 01/01/26	4,000	4,094,419
5.000%, 01/01/26	5,090	5,304,419
Metropolitan Government of Nashville & Davidson County (GO) Series C
¤ 4.500%, 07/01/33 (Pre-refunded @ $100, 7/1/25)	2,930	2,994,585
State of Tennessee (GO) Series A
5.000%, 08/01/27	1,500	1,546,621
5.000%, 09/01/27	1,900	2,057,672
	Face Amount	Value†
	(000)
TENNESSEE — (Continued)
Tennessee State School Bond Authority (RB) (ST INTERCEPT)
¤ 5.000%, 11/01/29 (Pre-refunded @ $100, 11/1/24)	1,260	$1,277,795
5.000%, 11/01/33 (Pre-refunded @ $100, 11/1/24)	1,180	1,196,665
TOTAL TENNESSEE		41,722,816
TEXAS — (23.4%)
Alamo Community College District (GO)
5.000%, 02/15/24	1,900	1,901,238
5.000%, 08/15/24	6,115	6,178,102
Alamo Heights Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/01/24	1,255	1,255,000
Alief Independent School District (GO) (PSF-GTD) Series 2023
5.000%, 02/15/24	1,650	1,651,069
Alvin Independent School District (GO) (PSF-GTD) Series A
¤ 5.000%, 02/15/28 (Pre-refunded @ $100, 2/15/24)	2,835	2,836,774
Arlington Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	1,430	1,430,869
Austin Independent School District (GO) (PSF-GTD)
5.000%, 08/01/24	1,370	1,383,358
5.000%, 08/01/25	500	515,865
5.000%, 08/01/26	2,250	2,375,399
Birdville Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/27	1,395	1,487,354
Board of Regents of the University of Texas System (RB) Series J
5.000%, 08/15/25	12,775	13,189,993
City of Anna (GO)
4.000%, 02/15/28	1,350	1,406,157
City of Arlington (GO)
5.000%, 08/15/24	5,720	5,776,891
5.000%, 08/15/25	1,070	1,103,128
City of Arlington (GO) Series A
5.000%, 08/15/24	1,225	1,237,184

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
City of Austin (GO)
5.000%, 05/01/24	1,600	$1,607,505
5.000%, 09/01/24	4,000	4,045,716
5.000%, 09/01/25	4,500	4,651,526
City of Austin Electric Utility Revenue (RB) Series A
5.000%, 11/15/25	1,120	1,161,247
City of Austin Water & Wastewater System Revenue (RB)
5.000%, 11/15/27	1,000	1,086,498
City of Bedford (GO)
5.000%, 02/01/25	2,920	2,971,992
City of Carrollton (GO)
5.000%, 08/15/25	1,260	1,299,778
5.000%, 08/15/26	1,420	1,501,241
City of Cedar Park (GO)
5.000%, 02/15/26	655	683,276
City of College Station (GO)
5.000%, 02/15/28	500	544,688
City of Corpus Christi (GO) Series A
5.000%, 03/01/26	1,810	1,890,354
City of Denton (GO)
5.000%, 02/15/28	2,040	2,224,776
City of El Paso Water & Sewer Revenue (RB)
5.000%, 03/01/26	375	391,725
5.000%, 03/01/27	225	240,325
City of El Paso Water & Sewer Revenue (RB) Series A
5.000%, 03/01/24	425	425,560
City of Fort Worth (GO)
5.000%, 03/01/27	5,160	5,508,310
5.000%, 03/01/28	5,000	5,453,985
City of Frisco (GO) Series A
5.000%, 02/15/24	1,745	1,746,176
5.000%, 02/15/25	2,075	2,119,485
City of Garland (GO) Series A
5.000%, 02/15/24	400	400,252
City of Houston (GO) Series A
5.000%, 03/01/24	4,950	4,956,729
5.000%, 03/01/25	6,145	6,270,827
5.000%, 03/01/26	7,020	7,030,007
5.000%, 03/01/27	5,000	5,334,455
¤ 4.000%, 03/01/34 (Pre-refunded @ $100, 3/1/24)	1,360	1,360,826
City of Irving (GO)
5.000%, 09/15/27	2,020	2,183,003
City of Leander (GO) Series A
5.000%, 08/15/24	1,125	1,136,549
	Face Amount	Value†
	(000)
TEXAS — (Continued)
5.000%, 08/15/25	1,110	$1,145,381
City of Lewisville (GO)
5.000%, 02/15/24	1,800	1,801,200
5.000%, 02/15/27	620	661,793
5.000%, 02/15/28	745	811,286
City of Lewisville Waterworks & Sewer System Revenue (RB)
4.000%, 02/15/27	1,070	1,106,064
City of Lubbock (GO)
5.000%, 02/15/24	1,220	1,220,795
City of McKinney (GO)
5.000%, 08/15/24	5,145	5,196,172
City of Midland (GO)
5.000%, 03/01/28	705	768,727
City of Pflugerville (GO)
5.000%, 08/01/26	1,160	1,224,650
City of San Angelo (GO)
3.000%, 02/15/28	1,165	1,156,227
City of San Antonio Electric & Gas Systems Revenue (RB)
5.000%, 02/01/24	825	825,000
5.000%, 02/01/26	3,065	3,197,537
4.000%, 02/01/27	1,500	1,546,773
City of San Antonio Electric & Gas Systems Revenue (RB) Series ETM
5.000%, 02/01/24	8,755	8,755,000
City of Temple (GO) Series A
5.000%, 08/01/28	185	201,733
City of Temple (GO) Series B
5.000%, 08/01/27	160	171,349
5.000%, 08/01/28	165	179,924
City of Temple Utility System Revenue (RB)
5.000%, 08/01/26	1,000	1,051,771
City of Waco (GO) Series A
4.000%, 02/01/25	1,070	1,079,679
Conroe Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	1,210	1,235,816
5.000%, 02/15/32	1,025	1,061,181
Conroe Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/26	8,710	9,091,286
5.000%, 02/15/29	880	981,225
County of Bexar (GO)
¤ 5.000%, 06/15/32 (Pre-refunded @ $100, 6/15/24)	2,140	2,154,327
County of Collin (GO) Series A
5.000%, 02/15/25	1,615	1,648,293

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
County of Harris (GO)
5.000%, 10/01/25	745	$770,816
County of Harris (GO) Series A
5.000%, 10/01/25	1,280	1,324,356
County of Tarrant (GO)
5.000%, 07/15/28	500	549,353
County of Tarrant (GO) Series A
5.000%, 07/15/29	350	391,900
County of Travis (GO) Series A
5.000%, 03/01/26	1,420	1,483,040
Crowley Independent School District (GO) (PSF-GTD) Series B
¤ 5.000%, 08/01/36 (Pre-refunded @ $100, 8/1/25)	1,000	1,028,613
Cypress-Fairbanks Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/25	1,950	1,990,801
Dallas Area Rapid Transit (RB) Series A
¤ 5.000%, 12/01/46 (Pre-refunded @ $100, 12/1/25)	1,135	1,177,769
Dallas Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	265	270,512
Dallas Independent School District (GO) (PSF-GTD) Series A
¤ 4.000%, 02/15/34 (Pre-refunded @ $100, 2/15/25)	1,420	1,431,879
Denton Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	380	383,779
Dripping Springs Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	1,000	1,000,663
Eagle Mountain & Saginaw Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/15/25	1,105	1,141,739
Eanes Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/01/27	2,280	2,455,906
	Face Amount	Value†
	(000)
TEXAS — (Continued)
El Paso Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	3,035	$3,065,995
5.000%, 08/15/25	1,060	1,093,625
Fort Bend Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	2,120	2,141,424
Fort Bend Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/15/27	1,000	1,079,453
Fort Bend Independent School District (GO) (PSF-GTD) Series E
5.000%, 02/15/25	1,245	1,270,409
Fort Worth Independent School District (GO) (PSF-GTD)
¤ 5.000%, 02/15/29 (Pre-refunded @ $100, 2/15/24)	3,395	3,397,187
¤ 5.000%, 02/15/39 (Pre-refunded @ $100, 2/15/24)	2,580	2,581,662
Fort Worth Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/24	1,840	1,841,199
Fort Worth Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/25	1,240	1,265,818
Frisco Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	3,035	3,067,128
5.000%, 02/15/27	785	838,152
4.000%, 02/15/28	2,000	2,097,982
Frisco Independent School District (GO) (PSF-GTD) Series B
5.000%, 02/15/28	1,400	1,527,929
Frisco Independent School District (GO) Series A
5.000%, 02/15/28	1,075	1,171,078
Galveston Independent School District (GO) (PSF-GTD)
5.000%, 02/01/26	310	322,914
5.000%, 02/01/27	180	191,864
Garland Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	1,695	1,696,092

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Garland Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/25	590	$602,163
Garland Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/26	2,000	2,037,288
Goose Creek Consolidated Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/28	2,000	2,083,449
Goose Creek Consolidated Independent School District (GO) (PSF-GTD) Series FH
5.000%, 02/15/27	3,000	3,199,513
Harris County Flood Control District (GO) Series A
5.000%, 10/01/25	500	517,079
Hays Consolidated Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	330	330,202
¤ 5.000%, 02/15/34 (Pre-refunded @ $100, 2/15/24)	1,000	1,000,626
Houston Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	685	714,710
5.000%, 02/15/27	1,020	1,089,987
Houston Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/25	1,410	1,438,922
5.000%, 02/15/26	1,445	1,507,672
Hutto Independent School District (GO) (PSF-GTD)
5.000%, 08/01/28	150	164,231
Joshua Independent School District (GO) (PSF-GTD)
¤ 5.000%, 08/15/40 (Pre-refunded @ $100, 8/15/24)	2,105	2,125,859
¤ 5.000%, 08/15/42 (Pre-refunded @ $100, 8/15/24)	3,345	3,378,146
Katy Independent School District (GO) (PSF-GTD)
5.000%, 02/15/29	375	418,136
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Lake Worth Independent School District (GO) (PSF-GTD)
¤ 5.000%, 02/15/29 (Pre-refunded @ $100, 2/15/25)	2,860	$2,917,249
Lone Star College System (GO) Series A
5.000%, 02/15/26	7,500	7,840,457
Lubbock-Cooper Independent School District (GO) (PSF-GTD)
5.000%, 02/15/31	1,010	1,010,632
Montgomery Independent School District (GO) (PSF-GTD)
5.000%, 02/15/38	3,230	3,296,316
Northside Independent School District (GO) (PSF-GTD)
5.000%, 08/01/24	705	711,316
Permanent University Fund - University of Texas System (RB) Series B
5.250%, 07/01/28	2,620	2,917,173
¤ 4.000%, 07/01/32 (Pre-refunded @ $100, 7/1/24)	5,015	5,033,583
Pflugerville Independent School District (GO) (PSF-GTD)
¤ 4.000%, 02/15/30 (Pre-refunded @ $100, 2/15/24)	10,620	10,623,066
Plano Independent School District (GO)
5.000%, 02/15/24	3,185	3,187,182
Plano Independent School District (GO) (PSF-GTD) Series B
5.000%, 02/15/24	2,225	2,226,524
Prosper Independent School District (GO) (PSF-GTD)
5.000%, 02/15/29	575	640,279
¤ 5.000%, 02/15/36 (Pre-refunded @ $100, 2/15/24)	5,085	5,088,182
Richardson Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/24	750	750,483
5.000%, 02/15/27	155	165,635

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Round Rock Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/01/26	3,950	$4,170,145
San Antonio Independent School District (GO) (PSF-GTD) Series B
5.000%, 08/15/28	1,955	2,155,329
Socorro Independent School District (GO) (PSF-GTD) Series A
¤ 5.000%, 08/15/27 (Pre-refunded @ $100, 8/15/24)	1,840	1,858,233
Spring Branch Independent School District (GO) (PSF-GTD)
5.000%, 02/01/28	500	545,424
State of Texas (GO)
5.000%, 10/01/25	1,685	1,690,553
¤ 4.000%, 10/01/33 (Pre-refunded @ $100, 4/1/24)	8,420	8,431,439
¤ 5.000%, 10/01/34 (Pre-refunded @ $100, 4/1/24)	2,930	2,938,708
¤ 5.000%, 04/01/39 (Pre-refunded @ $100, 4/1/24)	1,000	1,002,889
State of Texas (GO) Series A
5.000%, 10/01/26	12,935	13,181,639
5.000%, 04/01/27	1,480	1,545,988
¤ 5.000%, 10/01/27 (Pre-refunded @ $100, 10/1/24)	1,715	1,735,725
¤ 5.000%, 10/01/44 (Pre-refunded @ $100, 10/1/24)	6,790	6,872,055
State of Texas (GO) Series C
5.000%, 08/01/27	420	453,133
Tarrant County College District (GO)
5.000%, 08/15/24	1,775	1,792,181
5.000%, 08/15/28	1,000	1,100,670
Tarrant Regional Water District Water Supply System Revenue (RB)
¤ 5.000%, 03/01/34 (Pre-refunded @ $100, 3/1/24)	12,835	12,852,973
Temple Independent School District (GO) (PSF-GTD)
5.000%, 02/01/28	500	545,027
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Texas Transportation Commission State Highway Fund (RB) Series A
¤ 5.000%, 04/01/31 (Pre-refunded @ $100, 4/1/24)	3,190	$3,198,685
¤ 5.000%, 04/01/33 (Pre-refunded @ $100, 4/1/24)	6,510	6,527,725
¤ 5.000%, 04/01/34 (Pre-refunded @ $100, 4/1/24)	7,100	7,119,331
Trinity River Authority Central Regional Wastewater System Revenue (RB)
5.000%, 08/01/27	415	447,018
5.000%, 08/01/28	575	632,619
Trinity River Authority Denton Creek Wastewater Treatment System Revenue (RB)
5.000%, 02/01/27	700	744,474
United Independent School District (GO) (PSF-GTD)
¤ 5.000%, 08/15/38 (Pre-refunded @ $100, 8/15/24)	1,000	1,009,643
Waco Independent School District (GO) (PSF-GTD)
5.000%, 08/15/27	250	268,725
¤ 4.000%, 08/15/34 (Pre-refunded @ $100, 8/15/24)	2,200	2,209,616
Waxahachie Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	1,055	1,055,680
Ysleta Independent School District (GO) (PSF-GTD)
¤ 5.000%, 08/15/32 (Pre-refunded @ $100, 8/15/25)	2,355	2,429,442
¤ 5.000%, 08/15/38 (Pre-refunded @ $100, 8/15/25)	10,000	10,316,102
TOTAL TEXAS		370,126,649
UTAH — (1.0%)
City of American Fork (GO)
5.000%, 05/01/26	1,165	1,220,298
City of Salt Lake City Public Utilities Revenue (RB)
5.000%, 02/01/29	1,400	1,561,806

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
UTAH — (Continued)
Jordan Valley Water Conservancy District (RB) Series A
5.000%, 10/01/25	725	$751,322
Murray City School District (GO) (SCH BD GTY) Series B
5.000%, 02/01/25	1,815	1,851,805
Nebo School District (GO) (SCH BD GTY)
5.000%, 07/01/25	4,170	4,290,003
State of Utah (GO)
5.000%, 07/01/25	665	684,511
5.000%, 07/01/26	2,115	2,228,918
Tooele County School District (GO) (SCH BD GTY)
5.000%, 06/01/27	1,175	1,263,400
5.000%, 06/01/28	1,890	2,073,519
TOTAL UTAH		15,925,582
VERMONT — (0.1%)
State of Vermont (GO) Series A
5.000%, 08/15/27	1,270	1,376,719
VIRGINIA — (2.8%)
City of Lynchburg (GO)
5.000%, 02/01/26	1,930	2,014,606
City of Norfolk (GO) (ST AID WITHHLDG) Series A
¤ 5.000%, 09/01/28 (Pre-refunded @ $100, 9/1/24)	1,220	1,233,873
¤ 5.000%, 09/01/31 (Pre-refunded @ $100, 9/1/24)	1,100	1,112,508
City of Roanoke (GO) (ST AID WITHHLDG)
5.000%, 04/01/27	205	220,131
5.000%, 04/01/28	730	802,543
City of Virginia Beach (GO) (ST AID WITHHLDG) Series A
5.000%, 07/15/24	1,340	1,352,073
City of Virginia Beach (GO) (ST AID WITHHLDG) Series B
5.000%, 07/15/24	2,315	2,335,858
5.000%, 09/15/24	3,235	3,275,355
County of Arlington (GO)
5.000%, 08/15/27	3,820	4,139,649
County of Arlington (GO) Series D
5.000%, 08/15/27	4,000	4,334,711
	Face Amount	Value†
	(000)
VIRGINIA — (Continued)
County of Fairfax (GO) (ST AID WITHHLDG) Series A
5.000%, 10/01/24	10,000	$10,133,327
County of Fairfax (GO) (ST AID WITHHLDG) Series A
5.000%, 10/01/26	5,580	5,923,243
Fairfax County Water Authority (RB)
5.000%, 04/01/24	1,525	1,529,786
Hampton Roads Sanitation District (RB) Series A
¤ 5.000%, 07/01/29 (Pre-refunded @ $100, 7/1/24)	1,400	1,411,184
Loudoun County Sanitation Authority (RB)
5.000%, 01/01/25	3,850	3,923,837
TOTAL VIRGINIA		43,742,684
WASHINGTON — (6.7%)
City of Seattle Municipal Light & Power Revenue (RB)
5.000%, 07/01/28	6,170	6,794,935
City of Seattle Municipal Light & Power Revenue (RB) Series A
5.000%, 03/01/24	2,390	2,393,641
City of Seattle Municipal Light & Power Revenue (RB) Series B
5.000%, 04/01/24	3,090	3,099,697
City of Seattle Water System Revenue (RB)
5.000%, 05/01/24	1,605	1,612,608
City of Spokane (GO)
5.000%, 12/01/25	1,215	1,262,328
City of Tacoma Regional Water Supply System Revenue (RB)
5.000%, 12/01/24	3,380	3,434,303
Clark County School District No. 114 Evergreen (GO) (SCH BD GTY)
5.000%, 12/01/24	2,525	2,566,002
County of King (GO) Series A
4.000%, 01/01/25	225	227,240
5.000%, 12/01/25	1,830	1,903,949
County of King (GO) Series B
5.000%, 12/01/24	1,455	1,479,830
5.000%, 12/01/25	1,455	1,513,796

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
WASHINGTON — (Continued)
County of King Sewer Revenue (RB)
¤ 5.000%, 07/01/36 (Pre-refunded @ $100, 1/1/25)	1,150	$1,170,174
County of King Sewer Revenue (RB) Series B
5.000%, 07/01/24	1,475	1,486,173
County of Spokane (GO)
5.000%, 12/01/26	3,850	4,095,038
Energy Northwest (RB) Series A
4.000%, 07/01/24	2,980	2,992,515
5.000%, 07/01/26	1,310	1,380,559
5.000%, 07/01/28	5,735	6,323,436
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project (RB) Series A
¤ 5.000%, 01/01/31 (Pre-refunded @ $100, 7/1/24)	1,950	1,965,174
King County School District No. 405 Bellevue (GO) (SCH BD GTY)
5.000%, 12/01/24	10,495	10,667,158
King County School District No. 409 Tahoma (GO) (SCH BD GTY)
5.000%, 12/01/24	390	396,623
King County School District No. 411 Issaquah (GO) (SCH BD GTY)
4.000%, 12/01/24	1,040	1,048,855
Pierce County School District No. 10 Tacoma (GO) (SCH BD GTY)
¤ 5.000%, 12/01/31 (Pre-refunded @ $100, 12/1/24)	2,500	2,539,564
¤ 5.000%, 12/01/32 (Pre-refunded @ $100, 12/1/24)	2,790	2,834,153
5.000%, 12/01/33	1,225	1,244,386
Pierce County School District No. 3 Puyallup (GO) (SCH BD GTY) Series B
5.000%, 12/01/25	1,205	1,251,939
Snohomish County School District No. 201 Snohomish (GO) (SCH BD GTY) Series A
4.000%, 12/01/26	165	170,940
5.000%, 12/01/29	3,015	3,420,051
	Face Amount	Value†
	(000)
WASHINGTON — (Continued)
State of Washington (GO) Series D
5.000%, 02/01/35	1,015	$1,053,850
State of Washington (GO) Series R
5.000%, 02/01/24	2,465	2,465,000
5.000%, 07/01/24	10,080	10,160,521
State of Washington (GO) Series 2017-A
5.000%, 08/01/26	1,620	1,710,690
State of Washington (GO) Series A-1
5.000%, 08/01/26	1,760	1,812,554
State of Washington (GO) Series B
5.000%, 07/01/24	2,250	2,267,973
State of Washington (GO) Series C
5.000%, 02/01/25	7,025	7,165,366
State of Washington (GO) Series D
5.000%, 06/01/26	2,350	2,471,653
State of Washington (GO) Series R
4.000%, 07/01/27	2,320	2,420,796
State of Washington (GO) Series RC
5.000%, 08/01/27	4,850	5,242,726
TOTAL WASHINGTON		106,046,196
WEST VIRGINIA — (0.0%)
State of West Virginia (GO) Series A
5.000%, 12/01/24	495	503,447
WISCONSIN — (2.2%)
Appleton Area School District (GO)
¤ 3.500%, 03/01/32 (Pre-refunded @ $100, 3/1/24)	2,180	2,180,585
¤ 3.750%, 03/01/33 (Pre-refunded @ $100, 3/1/24)	1,415	1,415,660
Germantown School District (GO) Series A
5.000%, 04/01/27	2,200	2,367,243
Janesville School District (GO)
3.000%, 03/01/24	1,245	1,244,409
Milwaukee Metropolitan Sewerage District (GO) Series A
5.000%, 10/01/27	895	971,082

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
WISCONSIN — (Continued)
State of Wisconsin (GO) Series 1
5.000%, 05/01/24	1,435	$1,441,695
5.000%, 11/01/24	4,770	4,840,916
5.000%, 05/01/26	5,000	5,254,079
State of Wisconsin (GO) Series 2
5.000%, 11/01/24	5,835	5,921,750
5.000%, 11/01/26	4,230	4,499,428
State of Wisconsin (GO) Series B
5.000%, 05/01/26	4,020	4,224,280
State of Wisconsin (GO) Series D
¤ 5.000%, 05/01/35 (Pre-refunded @ $100, 5/1/24)	1,000	1,004,541
TOTAL WISCONSIN		35,365,668
TOTAL MUNICIPAL BONDS (Cost $1,550,927,771)		1,546,241,336
	Face Amount	Value†
	(000)
COMMERCIAL PAPER — (1.1%)
California Educational Facilities Authority
(r) 3.300%, 05/02/24	3,625	$3,624,077
Massachusetts Health & Educational Facilities Authority
(r) 3.150%, 05/07/24	5,538	5,535,720
3.310%, 06/06/24	8,000	7,993,010
TOTAL COMMERCIAL PAPER (Cost $17,163,000)		17,152,807

	Shares
INVESTMENT COMPANIES — (1.2%)
BlackRock Liquidity Funds MuniCash (Cost $19,596,061)	19,594,129	19,596,088
TOTAL INVESTMENTS — (100.0%)
(Cost $1,587,686,832)^^		$1,582,990,231
As of January 31, 2024, DFA Municipal Real Return Portfolio had entered into the following outstanding Inflation Swaps:
Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	3.272%	Fixed	CPI	Maturity	USD	15,000,000	11/15/26	—	—	$302,433	$302,433
Bank of America Corp.	3.232%	Fixed	CPI	Maturity	USD	17,000,000	12/01/25	—	—	530,762	530,762
Bank of America Corp.	3.150%	Fixed	CPI	Maturity	USD	20,000,000	11/23/27	—	—	367,696	367,696
Bank of America Corp.	3.063%	Fixed	CPI	Maturity	USD	9,000,000	11/08/26	—	—	280,511	280,511
Bank of America Corp.	3.050%	Fixed	CPI	Maturity	USD	16,000,000	02/15/26	—	—	344,198	344,198
Bank of America Corp.	3.042%	Fixed	CPI	Maturity	USD	11,000,000	02/11/25	—	—	340,608	340,608
Bank of America Corp.	3.015%	Fixed	CPI	Maturity	USD	14,000,000	01/11/26	—	—	408,324	408,324
Bank of America Corp.	2.975%	Fixed	CPI	Maturity	USD	8,000,000	10/25/29	—	—	171,166	171,166
Bank of America Corp.	2.966%	Fixed	CPI	Maturity	USD	31,000,000	12/13/26	—	—	975,466	975,466
Bank of America Corp.	2.956%	Fixed	CPI	Maturity	USD	17,000,000	01/14/27	—	—	407,999	407,999
Bank of America Corp.	2.955%	Fixed	CPI	Maturity	USD	8,000,000	11/02/28	—	—	215,716	215,716
Bank of America Corp.	2.929%	Fixed	CPI	Maturity	USD	23,000,000	02/02/27	—	—	498,234	498,234
Bank of America Corp.	2.920%	Fixed	CPI	Maturity	USD	19,000,000	12/30/26	—	—	552,041	552,041
Bank of America Corp.	2.909%	Fixed	CPI	Maturity	USD	23,000,000	12/03/26	—	—	854,167	854,167
Bank of America Corp.	2.874%	Fixed	CPI	Maturity	USD	18,000,000	10/14/26	—	—	745,503	745,503
Bank of America Corp.	2.860%	Fixed	CPI	Maturity	USD	9,000,000	12/17/26	—	—	321,107	321,107

DFA Municipal Real Return Portfolio
CONTINUED
Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	2.837%	Fixed	CPI	Maturity	USD	8,000,000	09/21/24	—	—	$473,034	$473,034
Bank of America Corp.	2.826%	Fixed	CPI	Maturity	USD	13,000,000	01/25/27	—	—	368,118	368,118
Bank of America Corp.	2.817%	Fixed	CPI	Maturity	USD	10,000,000	05/19/26	—	—	701,763	701,763
Bank of America Corp.	2.746%	Fixed	CPI	Maturity	USD	12,000,000	08/13/26	—	—	687,411	687,411
Bank of America Corp.	2.736%	Fixed	CPI	Maturity	USD	12,000,000	07/29/26	—	—	739,341	739,341
Bank of America Corp.	2.717%	Fixed	CPI	Maturity	USD	8,000,000	05/25/26	—	—	599,147	599,147
Bank of America Corp.	2.679%	Fixed	CPI	Maturity	USD	13,000,000	07/19/26	—	—	865,464	865,464
Bank of America Corp.	2.627%	Fixed	CPI	Maturity	USD	10,000,000	04/14/24	—	—	953,619	953,619
Bank of America Corp.	2.554%	Fixed	CPI	Maturity	USD	10,000,000	06/10/29	—	—	764,762	764,762
Bank of America Corp.	2.545%	Fixed	CPI	Maturity	USD	8,000,000	07/01/28	—	—	589,210	589,210
Bank of America Corp.	2.498%	Fixed	CPI	Maturity	USD	10,000,000	06/24/29	—	—	783,889	783,889
Bank of America Corp.	2.489%	Fixed	CPI	Maturity	USD	9,000,000	06/16/31	—	—	721,465	721,465
Bank of America Corp.	2.489%	Fixed	CPI	Maturity	USD	17,000,000	06/30/31	—	—	1,320,154	1,320,154
Bank of America Corp.	2.373%	Fixed	CPI	Maturity	USD	18,000,000	07/13/26	—	—	1,496,100	1,496,100
Bank of America Corp.	2.350%	Fixed	CPI	Maturity	USD	14,000,000	09/20/26	—	—	1,183,957	1,183,957
Bank of America Corp.	2.349%	Fixed	CPI	Maturity	USD	14,000,000	08/13/27	—	—	1,170,063	1,170,063
Bank of America Corp.	2.339%	Fixed	CPI	Maturity	USD	30,000,000	07/26/24	—	—	70,187	70,187
Bank of America Corp.	2.334%	Fixed	CPI	Maturity	USD	29,000,000	06/22/24	—	—	135,363	135,363
Bank of America Corp.	2.244%	Fixed	CPI	Maturity	USD	15,000,000	11/01/27	—	—	1,438,929	1,438,929
Bank of America Corp.	2.193%	Fixed	CPI	Maturity	USD	14,000,000	03/29/25	—	—	1,409,561	1,409,561
Bank of America Corp.	2.187%	Fixed	CPI	Maturity	USD	20,000,000	11/20/25	—	—	1,991,634	1,991,634
Bank of America Corp.	2.177%	Fixed	CPI	Maturity	USD	11,000,000	09/20/27	—	—	1,226,231	1,226,231
Bank of America Corp.	2.149%	Fixed	CPI	Maturity	USD	14,000,000	08/10/27	—	—	1,575,853	1,575,853
Bank of America Corp.	2.064%	Fixed	CPI	Maturity	USD	13,000,000	10/24/24	—	—	1,554,505	1,554,505
Bank of America Corp.	2.029%	Fixed	CPI	Maturity	USD	15,000,000	05/24/25	—	—	1,784,867	1,784,867
Bank of America Corp.	2.004%	Fixed	CPI	Maturity	USD	14,000,000	06/13/25	—	—	1,700,230	1,700,230
Bank of America Corp.	1.971%	Fixed	CPI	Maturity	USD	25,000,000	02/21/25	—	—	2,906,636	2,906,636
Bank of America Corp.	0.022%	Fixed	CPI	Maturity	USD	16,000,000	02/14/24	—	—	1,708,175	1,708,175
Citibank, N.A.	2.855%	Fixed	CPI	Maturity	USD	10,000,000	09/09/24	—	—	604,875	604,875
Citibank, N.A.	2.442%	Fixed	CPI	Maturity	USD	34,000,000	08/21/24	—	—	43,557	43,557
Citibank, N.A.	2.367%	Fixed	CPI	Maturity	USD	10,000,000	05/04/28	—	—	830,339	830,339
Citibank, N.A.	2.335%	Fixed	CPI	Maturity	USD	29,000,000	05/24/24	—	—	182,803	182,803
Citibank, N.A.	2.240%	Fixed	CPI	Maturity	USD	29,000,000	07/14/24	—	—	113,263	113,263
Citibank, N.A.	2.171%	Fixed	CPI	Maturity	USD	11,000,000	04/07/24	—	—	1,161,512	1,161,512
Citibank, N.A.	2.141%	Fixed	CPI	Maturity	USD	17,000,000	04/16/28	—	—	1,900,463	1,900,463
Citibank, N.A.	2.113%	Fixed	CPI	Maturity	USD	11,000,000	05/02/24	—	—	1,228,865	1,228,865
Citibank, N.A.	2.113%	Fixed	CPI	Maturity	USD	27,000,000	12/21/24	—	—	2,963,037	2,963,037
Citibank, N.A.	2.103%	Fixed	CPI	Maturity	USD	11,000,000	11/21/26	—	—	1,239,299	1,239,299
Citibank, N.A.	2.100%	Fixed	CPI	Maturity	USD	18,000,000	12/11/25	—	—	1,986,895	1,986,895
Citibank, N.A.	2.005%	Fixed	CPI	Maturity	USD	12,000,000	11/09/25	—	—	1,496,656	1,496,656

DFA Municipal Real Return Portfolio
CONTINUED
Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Citibank, N.A.	1.924%	Fixed	CPI	Maturity	USD	61,000,000	01/12/25	—	—	$64,854	$64,854
Citibank, N.A.	1.789%	Fixed	CPI	Maturity	USD	21,000,000	03/31/24	—	—	3,060,480	3,060,480
Citibank, N.A.	1.675%	Fixed	CPI	Maturity	USD	20,000,000	09/03/24	—	—	2,620,990	2,620,990
Citibank, N.A.	1.558%	Fixed	CPI	Maturity	USD	7,000,000	07/17/25	—	—	1,064,872	1,064,872
Morgan Stanley and Co. International	3.090%	Fixed	CPI	Maturity	USD	11,000,000	02/25/27	—	—	114,925	114,925
Morgan Stanley and Co. International	2.847%	Fixed	CPI	Maturity	USD	51,000,000	07/18/26	—	—	68,402	68,402
Morgan Stanley and Co. International	2.740%	Fixed	CPI	Maturity	USD	24,000,000	03/31/24	—	—	37,681	37,681
Morgan Stanley and Co. International	2.330%	Fixed	CPI	Maturity	USD	33,000,000	10/06/24	—	—	19,371	19,371
Morgan Stanley and Co. International	2.020%	Fixed	CPI	Maturity	USD	50,000,000	01/08/25	—	—	2,030	2,030
Total Appreciation										$59,040,768	$59,040,768
Bank of America Corp.	3.270%	Fixed	CPI	Maturity	USD	25,000,000	08/12/24	—	—	(55,278)	(55,278)
Bank of America Corp.	2.177%	Fixed	CPI	Maturity	USD	50,000,000	12/18/24	—	—	(89,238)	(89,238)
Citibank, N.A.	2.737%	Fixed	CPI	Maturity	USD	37,000,000	09/25/24	—	—	(99,591)	(99,591)
Citibank, N.A.	2.605%	Fixed	CPI	Maturity	USD	50,000,000	10/02/24	—	—	(86,471)	(86,471)
Citibank, N.A.	2.585%	Fixed	CPI	Maturity	USD	33,000,000	09/28/24	—	—	(42,695)	(42,695)
Citibank, N.A.	2.325%	Fixed	CPI	Maturity	USD	68,000,000	11/09/24	—	—	(148,547)	(148,547)
Citibank, N.A.	2.143%	Fixed	CPI	Maturity	USD	40,000,000	11/20/24	—	—	(41,740)	(41,740)
Morgan Stanley and Co. International	3.550%	Fixed	CPI	Maturity	USD	10,000,000	03/04/26	—	—	(9,069)	(9,069)
Morgan Stanley and Co. International	2.690%	Fixed	CPI	Maturity	USD	26,000,000	10/18/24	—	—	(106,264)	(106,264)
Morgan Stanley and Co. International	2.370%	Fixed	CPI	Maturity	USD	32,000,000	10/12/24	—	—	(9,354)	(9,354)
Morgan Stanley and Co. International	2.053%	Fixed	CPI	Maturity	USD	59,000,000	01/18/25	—	—	(1,387)	(1,387)
Total (Depreciation)										$(689,634)	$(689,634)
Total Appreciation (Depreciation)										$58,351,134	$58,351,134
Summary of the Portfolio's investments as of January 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$1,546,241,336	—	$1,546,241,336
Commercial Paper	—	17,152,807	—	17,152,807
Investment Companies	$19,596,088	—	—	19,596,088
Swap Agreements**	—	58,351,134	—	58,351,134
TOTAL	$19,596,088	$1,621,745,277	—	$1,641,341,365
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2024
(Unaudited)

	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (99.5%)
ALABAMA — (0.7%)
Tuscaloosa County Board of Education (ST)
¤ 5.000%, 02/01/43 (Pre-refunded @ $100, 2/1/27)	1,525	$1,627,782
Water Works Board of the City of Birmingham (RB) Series A
¤ 5.000%, 01/01/34 (Pre-refunded @ $100, 1/1/25)	1,000	1,017,996
Water Works Board of the City of Birmingham (RB) Series B
¤ 5.000%, 01/01/33 (Pre-refunded @ $100, 1/1/27)	1,545	1,645,782
TOTAL ALABAMA		4,291,560
ALASKA — (0.1%)
Municipality of Anchorage (GO) Series A
5.000%, 09/01/33	315	346,725
ARIZONA — (0.5%)
City of Phoenix (GO)
5.000%, 07/01/24	240	241,967
Maricopa County High School District No. 214 Tolleson Union High School (GO) Series B
5.000%, 07/01/38	150	173,114
Maricopa County Unified School District No. 69 Paradise Valley (GO)
5.000%, 07/01/25	470	483,591
Maricopa County Union High School District No. 210-Phoenix (GO) Series E
5.000%, 07/01/25	2,010	2,070,667
TOTAL ARIZONA		2,969,339
CALIFORNIA — (2.2%)
State of California (GO)
3.500%, 08/01/27	5,000	5,125,163
5.000%, 08/01/27	270	292,240
5.000%, 10/01/27	2,000	2,172,938
5.000%, 04/01/29	1,000	1,125,813
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
5.000%, 10/01/29	3,045	$3,198,532
4.000%, 10/01/36	1,000	1,056,071
TOTAL CALIFORNIA		12,970,757
COLORADO — (1.4%)
Board of Water Commissioners City & County of Denver (RB) Series A
5.000%, 12/15/25	1,515	1,573,484
Boulder Valley School District No. Re-2 Boulder (GO) (ST AID WITHHLDG) Series B
4.000%, 12/01/24	1,000	1,008,515
City of Colorado Springs Utilities System Revenue (RB) Series B
5.000%, 11/15/26	600	638,007
5.000%, 11/15/37	200	233,868
Colorado Health Facilities Authority (RB) Series A
¤ 5.000%, 06/01/45 (Pre-refunded @ $100, 6/1/25)	1,840	1,882,458
Denver City & County School District No. 1 (GO) (ST AID WITHHLDG) Series B
5.000%, 12/01/24	550	559,022
El Paso County School District No. 2 Harrison (GO) (ST AID WITHHLDG)
5.000%, 12/01/26	200	213,011
Weld County School District No. 6 Greeley (GO) (ST AID WITHHLDG)
5.000%, 12/01/25	320	332,698
5.000%, 12/01/36	1,090	1,210,262
Weld County School District No. RE-4 (GO) (ST AID WITHHLDG)
5.000%, 12/01/29	650	738,457
TOTAL COLORADO		8,389,782
DELAWARE — (0.2%)
County of Kent (GO)
4.000%, 09/01/24	415	417,565

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
DELAWARE — (Continued)
State of Delaware (GO) Series B
5.000%, 07/01/24	780	$786,651
TOTAL DELAWARE		1,204,216
DISTRICT OF COLUMBIA — (0.3%)
District of Columbia (GO) Series B
5.000%, 06/01/27	510	549,046
District of Columbia (GO) Series D
5.000%, 06/01/25	365	374,866
Washington Metropolitan Area Transit Authority (RB) Series B
5.000%, 07/01/25	720	741,124
TOTAL DISTRICT OF COLUMBIA		1,665,036
FLORIDA — (6.0%)
City of Fort Lauderdale (GO) Series A
5.000%, 07/01/27	495	534,405
5.000%, 07/01/28	435	480,399
City of Fort Lauderdale Water & Sewer Revenue (RB) Series A
5.000%, 09/01/38	100	116,148
City of Fort Lauderdale Water & Sewer Revenue (RB) Series B
5.000%, 09/01/38	115	133,570
City of Gainesville Utilities System Revenue (RB) Series A
5.000%, 10/01/31	1,065	1,152,400
City of Lakeland Department of Electric Utilities (RB)
5.000%, 10/01/25	1,010	1,041,835
Collier County Water-Sewer District (RB)
5.000%, 07/01/25	655	674,217
County of Miami-Dade (GO) Series 2016-A
5.000%, 07/01/28	10,385	11,459,683
County of Orange Water Utility System Revenue (RB)
5.000%, 10/01/25	3,305	3,424,993
Florida Keys Aqueduct Authority (RB) Series B
5.000%, 09/01/25	1,000	1,033,201
	Face Amount	Value†
	(000)
FLORIDA — (Continued)
Hillsborough County School Board (COP)
5.000%, 07/01/30	65	$70,583
JEA Water & Sewer System Revenue (RB) Series A
5.000%, 10/01/38	125	145,230
Orlando Utilities Commission (RB) Series A
4.000%, 10/01/31	4,265	4,396,703
5.000%, 10/01/36	290	342,384
School District of Broward County (GO)
5.000%, 07/01/24	1,035	1,043,139
5.000%, 07/01/25	3,855	3,967,562
State of Florida (GO) Series A
5.000%, 06/01/24	350	352,278
State of Florida (GO) Series B
5.000%, 06/01/25	1,070	1,100,478
5.000%, 06/01/29	2,383	2,687,959
State of Florida (GO) (ST GTD) Series A
5.000%, 06/01/29	1,255	1,348,426
TOTAL FLORIDA		35,505,593
GEORGIA — (1.2%)
Athens-Clarke County Unified Government (GO)
5.000%, 12/01/25	1,015	1,055,276
Gwinnett County School District (GO)
4.000%, 02/01/37	2,185	2,322,108
Gwinnett County Water & Sewerage Authority (RB)
4.000%, 08/01/25	1,530	1,557,396
Private Colleges & Universities Authority (RB) Series B
5.000%, 09/01/25	1,080	1,116,706
State of Georgia (GO) Series A-1
5.000%, 02/01/25	1,060	1,082,230
TOTAL GEORGIA		7,133,716
HAWAII — (2.3%)
City & County of Honolulu (GO) Series D
5.000%, 07/01/25	1,075	1,106,842
County of Hawaii (GO) Series D
4.000%, 09/01/27	1,100	1,143,007
County of Maui (GO)
5.000%, 03/01/26	200	209,127

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
HAWAII — (Continued)
State of Hawaii (GO) Series EY
5.000%, 10/01/27	3,220	$3,323,744
State of Hawaii (GO) Series FE
5.000%, 10/01/24	1,005	1,018,141
5.000%, 10/01/25	2,815	2,914,874
State of Hawaii (GO) Series FH
4.000%, 10/01/30	4,000	4,106,481
TOTAL HAWAII		13,822,216
ILLINOIS — (0.4%)
Cook County Community Consolidated School District No. 34 Glenview (GO)
5.000%, 12/01/25	2,000	2,078,998
Kane Cook & DuPage etc Counties Community College District No. 509 Elgin (GO) Series B
4.000%, 12/15/25	600	611,661
TOTAL ILLINOIS		2,690,659
IOWA — (0.4%)
City of Ankeny (GO) Series A
5.000%, 06/01/25	490	503,503
City of Sioux City (GO) Series A
3.000%, 06/01/26	155	155,129
City of Urbandale (GO) Series A
5.000%, 06/01/26	605	635,339
Waukee Community School District (GO) Series B
5.000%, 06/01/24	1,290	1,297,497
TOTAL IOWA		2,591,468
KANSAS — (0.8%)
City of Leawood (GO) Series A
4.000%, 09/01/26	1,135	1,172,215
City of Merriam (GO) Series A
5.000%, 10/01/25	800	827,722
City of Overland Park (GO) Series A
5.000%, 09/01/28	1,330	1,469,499
Johnson County Unified School District No. 229 Blue Valley (GO) Series A
5.000%, 10/01/26	225	238,363
	Face Amount	Value†
	(000)
KANSAS — (Continued)
State of Kansas Department of Transportation (RB) Series A
5.000%, 09/01/26	1,035	$1,093,513
TOTAL KANSAS		4,801,312
KENTUCKY — (0.6%)
Louisville Water Co. (RB)
5.000%, 11/15/29	3,000	3,403,234
LOUISIANA — (0.7%)
Louisiana Local Government Environmental Facilities & Community Development Authority (RB)
¤ 5.000%, 10/01/33 (Pre-refunded @ $100, 10/1/24)	4,000	4,048,339
MAINE — (0.1%)
City of Portland (GO)
5.000%, 05/01/25	245	251,410
State of Maine (GO) Series B
4.000%, 06/01/26	500	513,410
TOTAL MAINE		764,820
MARYLAND — (8.1%)
City of Baltimore (GO) Series A
5.000%, 10/15/24	700	709,491
5.000%, 10/15/25	1,530	1,584,414
City of Baltimore (GO) Series B
5.000%, 10/15/27	2,085	2,266,536
County of Anne Arundel (GO)
5.000%, 10/01/24	1,520	1,541,083
5.000%, 10/01/25	650	674,353
5.000%, 10/01/27	1,005	1,092,269
County of Baltimore (GO)
5.000%, 03/01/26	3,000	3,141,249
5.000%, 03/01/28	1,335	1,464,890
County of Baltimore (GO) Series 83
5.000%, 03/01/26	1,590	1,664,862
County of Charles (GO)
5.000%, 10/01/25	2,945	3,051,923
5.000%, 10/01/38	620	730,119
County of Harford (GO) Series A
5.000%, 10/01/29	1,920	2,183,126
County of Harford (GO) Series B
5.000%, 01/15/29	1,020	1,141,300

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MARYLAND — (Continued)
County of Howard (GO) Series A
5.000%, 08/15/29	840	$952,851
County of Prince George's (GO) Series A
5.000%, 07/15/29	3,585	4,058,941
County of Wicomico (GO) Series A
5.000%, 12/01/25	905	941,570
5.000%, 12/01/26	2,065	2,199,920
Maryland Stadium Authority (RB) (ST INTERCEPT) Series A
¤ 5.000%, 05/01/47 (Pre-refunded @ $100, 5/1/28)	1,665	1,823,376
State of Maryland (GO) Series A
5.000%, 03/15/27	1,730	1,856,905
5.000%, 08/01/27	3,690	3,995,227
5.000%, 06/01/37	4,490	5,238,257
State of Maryland (GO) Series B
5.000%, 08/01/27	1,785	1,932,651
State of Maryland (GO) Series C
4.000%, 03/01/29	3,025	3,246,282
Washington Suburban Sanitary Commission (RB) (CNTY GTD)
5.000%, 06/01/24	655	659,241
TOTAL MARYLAND		48,150,836
MASSACHUSETTS — (2.6%)
City of Beverly (GO)
5.000%, 03/15/25	500	512,307
City of Quincy (GO)
5.000%, 01/15/25	405	412,894
City of Springfield (GO) (ST AID WITHHLDG)
5.000%, 03/01/29	2,340	2,627,038
City of Worcester (GO)
5.000%, 02/15/26	1,910	1,997,090
5.000%, 02/15/29	1,225	1,373,911
Commonwealth of Massachusetts (GO) Series A
5.000%, 07/01/26	1,250	1,318,528
5.000%, 09/01/28	2,040	2,262,351
5.000%, 05/01/38	220	256,922
Commonwealth of Massachusetts (GO) Series C
5.000%, 08/01/40	2,000	2,302,401
	Face Amount	Value†
	(000)
MASSACHUSETTS — (Continued)
Commonwealth of Massachusetts (GO) (AGM) Series B
5.250%, 09/01/24	400	$405,467
Town of East Bridgewater (GO)
5.000%, 04/15/26	1,655	1,737,268
Town of Norwood (GO)
5.000%, 03/15/29	340	383,790
TOTAL MASSACHUSETTS		15,589,967
MICHIGAN — (0.3%)
Troy School District (GO) (Q-SBLF)
5.000%, 05/01/29	1,505	1,689,675
MINNESOTA — (3.3%)
City of St. Paul (GO) Series A
5.000%, 03/01/25	2,020	2,063,529
5.000%, 09/01/29	1,040	1,168,750
County of Hennepin (GO) Series A
5.000%, 12/01/26	4,125	4,398,005
County of Ramsey (GO) Series A
5.000%, 02/01/25	1,150	1,173,890
Minneapolis Special School District No. 1 (GO) (SD CRED PROG) Series B
5.000%, 02/01/27	4,735	5,052,717
South St. Paul Special School District No. 6 (GO) (SD CRED PROG) Series A
5.000%, 02/01/29	1,905	2,134,674
St. Louis Park Independent School District No. 283 (GO) (SD CRED PROG) Series A
5.000%, 02/01/27	1,735	1,854,521
State of Minnesota (GO) Series A
5.000%, 09/01/29	1,450	1,645,630
TOTAL MINNESOTA		19,491,716
MISSISSIPPI — (0.4%)
State of Mississippi (GO) Series B
¤ 5.000%, 12/01/32 (Pre-refunded @ $100, 12/1/26)	2,020	2,150,272

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MISSOURI — (1.7%)
Columbia School District (GO) Series B
5.000%, 03/01/25	1,725	$1,763,654
County of St. Louis (GO)
5.000%, 02/01/25	1,270	1,296,509
Metropolitan St. Louis Sewer District (RB) Series B
¤ 5.000%, 05/01/26 (Pre-refunded @ $100, 5/1/25)	1,540	1,579,718
St. Louis County Reorganized School District No. R-6 (GO)
5.000%, 02/01/26	5,040	5,253,020
TOTAL MISSOURI		9,892,901
NEBRASKA — (2.2%)
City of Omaha (GO)
5.000%, 04/15/28	270	295,626
County of Sarpy (GO)
5.000%, 06/01/25	1,925	1,978,049
5.000%, 06/01/26	1,115	1,171,688
Metropolitan Utilities District of Omaha Gas System Revenue (RB)
5.000%, 12/01/28	2,240	2,487,479
Omaha Public Power District (RB) Series A
5.000%, 02/01/33	1,155	1,245,343
Omaha School District (GO) Series A
5.000%, 12/15/25	4,000	4,155,156
Papillion-La Vista School District No. 27 (GO) Series B
4.000%, 12/01/25	600	611,773
Sarpy County School District No. 1 (GO)
¤ 5.000%, 12/15/33 (Pre-refunded @ $100, 12/15/27)	1,160	1,262,120
TOTAL NEBRASKA		13,207,234
NEVADA — (1.3%)
County of Washoe (GO)
5.000%, 07/01/24	1,265	1,274,843
Las Vegas Valley Water District (GO) Series A
5.000%, 06/01/27	1,000	1,076,228
Las Vegas Valley Water District (GO) Series C
5.000%, 06/01/24	405	407,488
	Face Amount	Value†
	(000)
NEVADA — (Continued)
State of Nevada (GO) Series C
5.000%, 11/01/24	485	$492,572
Washoe County School District (GO) Series A
5.000%, 10/01/29	1,125	1,270,271
Washoe County School District (GO) Series B
5.000%, 04/01/29	3,010	3,362,327
TOTAL NEVADA		7,883,729
NEW HAMPSHIRE — (0.4%)
City of Nashua (GO)
4.000%, 07/15/24	770	773,433
State of New Hampshire (GO) Series A
5.000%, 03/01/29	1,500	1,679,428
TOTAL NEW HAMPSHIRE		2,452,861
NEW JERSEY — (0.5%)
City of Hoboken (GO)
3.000%, 02/01/25	975	973,367
Princeton (GO)
2.000%, 12/15/25	1,815	1,763,219
Township of Montville (GO)
3.000%, 10/01/25	500	499,582
TOTAL NEW JERSEY		3,236,168
NEW MEXICO — (1.1%)
Albuquerque Municipal School District No. 12 (GO) (ST AID WITHHLDG) Series A
5.000%, 08/01/34	1,950	2,224,424
City of Albuquerque (GO) Series B
5.000%, 07/01/26	200	210,772
State of New Mexico Severance Tax Permanent Fund (RB) Series A
5.000%, 07/01/27	4,095	4,411,248
TOTAL NEW MEXICO		6,846,444
NEW YORK — (2.7%)
City of New York (GO) Series A
5.000%, 08/01/24	1,000	1,009,552
5.000%, 08/01/25	1,700	1,753,687
City of New York (GO) Series F-1
5.000%, 08/01/36	1,145	1,352,991
Kingston City School District (GO) (ST AID WITHHLDG)
3.000%, 06/01/26	1,530	1,518,475

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
New York State Dormitory Authority (RB) Series A
5.000%, 02/15/25	150	$153,234
5.000%, 03/15/33	2,175	2,432,313
New York State Dormitory Authority (RB) Series A
5.000%, 02/15/25	350	357,546
New York State Dormitory Authority (RB) Series B
5.000%, 02/15/24	300	300,204
New York State Dormitory Authority (RB) Series E
5.000%, 03/15/29	5,000	5,618,271
New York State Urban Development Corp. (RB) Series A
5.000%, 03/15/25	500	511,486
New York State Urban Development Corp. (RB) Series E2
4.000%, 03/15/34	500	532,841
Port Authority of New York & New Jersey (RB) Series 243
5.000%, 12/01/37	295	347,219
TOTAL NEW YORK		15,887,819
NORTH CAROLINA — (1.9%)
City of Charlotte (GO) Series A
5.000%, 06/01/29	2,030	2,291,952
City of Greensboro (GO) Series B
5.000%, 04/01/26	1,010	1,059,435
City of Raleigh Combined Enterprise System Revenue (RB)
5.000%, 09/01/37	100	118,959
County of Durham (GO)
5.000%, 06/01/37	210	249,259
County of Mecklenburg (GO) Series A
5.000%, 12/01/24	825	839,079
County of Wake (GO)
5.000%, 04/01/25	3,015	3,088,873
State of North Carolina (GO)
5.000%, 06/01/25	2,045	2,102,438
State of North Carolina (GO) Series A
5.000%, 06/01/25	655	673,397
State of North Carolina (GO) Series B
5.000%, 06/01/25	1,000	1,028,087
TOTAL NORTH CAROLINA		11,451,479
	Face Amount	Value†
	(000)
OHIO — (1.6%)
City of Columbus (GO) Series 3
5.000%, 02/15/27	1,310	$1,403,053
City of Columbus (GO) Series A
5.000%, 04/01/29	2,030	2,278,058
Northeast Ohio Regional Sewer District (RB)
¤ 5.000%, 11/15/49 (Pre-refunded @ $100, 11/15/24)	1,145	1,162,007
State of Ohio (GO) Series A
5.000%, 03/01/28	530	581,135
5.000%, 06/15/30	1,440	1,655,037
State of Ohio (GO) Series C
5.000%, 08/01/28	2,000	2,213,838
State of Ohio (GO) Series W
4.000%, 05/01/24	215	215,506
TOTAL OHIO		9,508,634
OKLAHOMA — (1.1%)
City of Oklahoma City (GO)
4.000%, 03/01/25	1,255	1,271,075
City of Tulsa (GO)
5.000%, 03/01/24	200	200,278
5.000%, 03/01/26	2,750	2,874,926
Oklahoma City Water Utilities Trust (RB)
¤ 5.000%, 07/01/34 (Pre-refunded @ $100, 7/1/26)	1,885	1,982,012
TOTAL OKLAHOMA		6,328,291
OREGON — (2.8%)
City of Salem (GO)
5.000%, 06/01/25	1,280	1,315,274
5.000%, 06/01/26	1,220	1,282,591
Clackamas County School District No. 7J Lake Oswego (GO) (SCH BD GTY)
5.000%, 06/01/24	400	402,484
County of Multnomah (GO) Series A
5.000%, 06/15/29	250	281,841
County of Washington (GO)
5.000%, 03/01/24	1,000	1,001,442
Lane County School District No. 4J Eugene (GO) (SCH BD GTY)
3.000%, 06/15/25	940	938,684
Multnomah County School District No. 1 Portland (GO) (SCH BD GTY)
5.000%, 06/15/29	4,010	4,509,985

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
OREGON — (Continued)
Multnomah County School District No. 7 Reynolds (GO) (SCH BD GTY) Series A
5.000%, 06/15/25	1,000	$1,028,866
State of Oregon (GO) Series A
5.000%, 05/01/26	1,020	1,071,832
State of Oregon (GO) Series C
5.000%, 05/01/25	700	718,401
State of Oregon Department of Transportation (RB) Series A
¤ 5.000%, 11/15/30 (Pre-refunded @ $100, 11/15/24)	1,185	1,202,138
Tri-County Metropolitan Transportation District of Oregon (RB) Series B
¤ 5.000%, 09/01/26 (Pre-refunded @ $100, 9/1/25)	150	155,027
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY)
¤ 5.000%, 06/15/26 (Pre-refunded @ $100, 6/15/24)	665	669,575
Water Environment Services Sewer Revenue (RB)
5.000%, 06/01/29	2,010	2,260,802
TOTAL OREGON		16,838,942
PENNSYLVANIA — (1.0%)
Chartiers Valley School District (GO) (ST AID WITHHLDG) Series B
¤ 5.000%, 10/15/40 (Pre-refunded @ $100, 4/15/25)	1,900	1,945,806
County of Montgomery (GO) Series A
5.000%, 01/01/26	2,745	2,863,772
Pennsylvania State University (RB) Series E
5.000%, 03/01/24	55	55,085
5.000%, 03/01/25	130	132,969
Township of Lower Merion (GO)
5.000%, 05/01/29	605	682,731
TOTAL PENNSYLVANIA		5,680,363
	Face Amount	Value†
	(000)
RHODE ISLAND — (0.4%)
State of Rhode Island (GO) Series B
5.000%, 08/01/29	2,135	$2,310,328
SOUTH CAROLINA — (3.2%)
Beaufort County School District (GO) (SCSDE) Series A
5.000%, 03/01/26	2,280	2,385,933
Beaufort County School District (GO) (SCSDE) Series D
5.000%, 03/01/25	995	1,016,762
Clemson University (RB) Series B
5.000%, 05/01/25	750	768,414
County of Richland (GO) (ST AID WITHHLDG) Series A
5.000%, 03/01/25	3,000	3,067,870
County of Richland (GO) (ST AID WITHHLDG) Series B
5.000%, 03/01/25	535	547,103
County of Spartanburg (GO) (ST AID WITHHLDG) Series A
3.000%, 04/01/25	1,715	1,712,204
3.000%, 04/01/26	1,500	1,499,471
Richland County School District No. 2 (GO) (SCSDE)
5.000%, 03/01/28	3,020	3,307,685
Richland County School District No. 2 (GO) (SCSDE) Series A
5.000%, 03/01/27	855	915,594
5.000%, 03/01/38	1,000	1,140,873
State of South Carolina (GO) (ST AID WITHHLDG) Series B
5.000%, 04/01/26	1,210	1,269,224
State of South Carolina (GO) Series C
5.000%, 04/01/25	1,090	1,116,707
TOTAL SOUTH CAROLINA		18,747,840
TENNESSEE — (4.6%)
City of Knoxville Electric System Revenue (RB) Series LL
5.000%, 07/01/24	1,000	1,008,112
5.000%, 07/01/25	1,775	1,828,324
City of Knoxville Electric System Revenue (RB) Series NN
5.000%, 07/01/26	865	910,968

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TENNESSEE — (Continued)
City of Knoxville Wastewater System Revenue (RB) Series A
5.000%, 04/01/29	3,000	$3,358,862
City of Memphis (GO)
5.000%, 05/01/26	1,000	1,050,368
City of Memphis (GO) Series A
5.000%, 04/01/25	2,585	2,646,841
County of Knox (GO) Series C
5.000%, 06/01/25	1,000	1,027,426
County of Shelby (GO) Series B
4.000%, 04/01/37	1,400	1,468,679
County of Sumner (GO)
5.000%, 06/01/26	1,500	1,577,651
County of Williamson (GO)
5.000%, 04/01/29	3,620	4,071,698
County of Williamson (GO) Series A
5.000%, 04/01/26	1,015	1,064,679
5.000%, 04/01/28	1,325	1,457,223
County of Williamson (GO) Series B
5.000%, 05/01/28	2,700	2,975,105
Johnson City Energy Authority (RB)
5.000%, 05/01/28	1,000	1,073,652
Metropolitan Government of Nashville & Davidson County (GO)
¤ 5.000%, 01/01/33 (Pre-refunded @ $100, 7/1/26)	1,245	1,312,058
Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue (RB) Series A
5.000%, 07/01/27	330	356,045
TOTAL TENNESSEE		27,187,691
TEXAS — (20.7%)
Alvin Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/25	1,500	1,531,694
Arlington Independent School District (GO) (PSF-GTD)
5.000%, 02/15/37	215	248,363
Austin Community College District (GO)
¤ 5.000%, 08/01/30 (Pre-refunded @ $100, 8/1/25)	210	216,320
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Austin Independent School District (GO) (PSF-GTD)
5.000%, 08/01/24	250	$252,438
Board of Regents of the University of Texas System (RB) Series J
5.000%, 08/15/25	3,055	3,154,241
Brazosport Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	2,000	2,042,259
Bridgeport Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	1,600	1,616,681
City of Amarillo (GO)
2.000%, 02/15/24	725	724,431
2.000%, 02/15/25	725	711,599
4.000%, 02/15/26	1,685	1,725,295
City of Arlington (GO) Series A
5.000%, 08/15/37	1,000	1,159,247
City of Arlington Water & Wastewater System Revenue (RB)
5.000%, 06/01/26	1,025	1,076,637
City of Austin (GO)
5.000%, 09/01/26	2,635	2,788,631
5.000%, 09/01/27	2,255	2,442,936
5.000%, 09/01/38	210	242,777
City of Austin Water & Wastewater System Revenue (RB)
5.000%, 11/15/26	525	557,383
City of Carrollton (GO)
5.000%, 08/15/25	1,420	1,464,829
City of Cedar Park (GO)
5.000%, 02/15/24	395	395,260
5.000%, 02/15/33	1,825	1,993,242
City of Celina (GO)
4.125%, 09/01/25	1,415	1,440,122
4.125%, 09/01/26	2,520	2,591,372
City of Dallas Waterworks & Sewer System Revenue (RB) Series C
4.000%, 10/01/34	810	863,852
City of Dallas Waterworks & Sewer System Revenue (RB) Series A
5.000%, 10/01/27	2,660	2,734,195
City of Dallas Waterworks & Sewer System Revenue (RB) Series C
5.000%, 10/01/24	120	121,569
5.000%, 10/01/25	500	516,089

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
City of Denton (GO)
5.000%, 02/15/35	1,420	$1,667,981
City of Fort Worth (GO)
5.000%, 03/01/28	2,070	2,155,812
5.000%, 03/01/37	1,000	1,134,825
City of Fort Worth Water & Sewer System Revenue (RB) Series A
5.000%, 02/15/24	1,500	1,500,994
5.000%, 02/15/25	4,380	4,472,548
City of Frisco (GO)
4.000%, 02/15/25	2,550	2,578,828
5.000%, 02/15/28	3,495	3,805,968
City of Garland (GO) Series A
5.000%, 02/15/24	200	200,126
City of Houston (GO) Series A
5.000%, 03/01/26	1,020	1,064,861
City of Irving (GO)
5.000%, 09/15/25	1,750	1,809,700
City of Lewisville (GO)
5.000%, 02/15/37	2,415	2,781,500
City of Lubbock (GO) Series A
5.000%, 02/15/25	770	786,032
City of Midland (GO)
5.000%, 03/01/28	1,200	1,308,471
City of Pearland (GO)
5.000%, 03/01/25	565	576,569
City of Pflugerville (GO)
5.000%, 08/01/37	350	399,706
City of San Antonio (GO)
4.000%, 08/01/36	1,985	2,103,316
City of San Antonio Electric & Gas Systems Revenue (RB) Series 2020
5.000%, 02/01/37	1,600	1,771,739
Cleburne Independent School District (GO) (PSF-GTD)
5.000%, 02/15/28	1,000	1,040,717
Conroe Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	1,010	1,054,214
Corpus Christi Independent School District (GO) (PSF-GTD)
4.000%, 08/15/24	140	140,669
5.000%, 08/15/37	1,370	1,582,603
County of Bexar (GO)
4.000%, 06/15/26	650	666,454
5.000%, 06/15/26	1,625	1,709,572
County of Collin (GO)
5.000%, 02/15/38	335	385,436
	Face Amount	Value†
	(000)
TEXAS — (Continued)
County of Collin (GO)
5.000%, 02/15/25	1,010	$1,030,821
County of Harris (GO)
5.000%, 10/01/26	460	487,442
County of Harris (GO) Series A
5.000%, 10/01/24	715	724,113
County of Williamson (GO)
4.000%, 02/15/26	4,000	4,091,665
Cypress-Fairbanks Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	85	85,052
5.000%, 02/15/25	85	86,779
Dallas College (GO)
5.000%, 02/15/28	930	1,014,236
Denton Independent School District (GO) (PSF-GTD)
5.000%, 08/15/37	915	1,075,603
Eanes Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/01/25	1,505	1,551,411
El Paso Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	500	505,106
Fort Bend Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/15/24	170	171,718
Fort Bend Independent School District (GO) (PSF-GTD) Series C
5.000%, 02/15/24	1,275	1,275,812
Fort Worth Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	470	490,575
Frisco Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	765	781,322
Galveston Independent School District (GO) (PSF-GTD)
5.000%, 02/01/27	175	186,534
Garland Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/26	1,000	1,018,644
Grapevine-Colleyville Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/15/28	1,000	1,097,528

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Grapevine-Colleyville Independent School District (GO) Series B
5.000%, 08/15/27	2,570	$2,774,195
Harris County Flood Control District (GO) Series A
5.000%, 10/01/26	620	657,152
Hurst-Euless-Bedford Independent School District (GO) (PSF-GTD) Series B
¤ 5.000%, 08/15/29 (Pre-refunded @ $100, 8/15/27)	640	688,997
5.000%, 08/15/29	1,120	1,203,190
Lamar Consolidated Independent School District (GO)
5.000%, 02/15/29	2,060	2,288,725
5.000%, 02/15/30	855	968,954
Leander Independent School District (GO) (PSF-GTD) Series C
5.000%, 08/15/24	700	707,149
Mansfield Independent School District (GO) (PSF-GTD)
¤ 5.000%, 02/15/28 (Pre-refunded @ $100, 2/15/25)	885	902,715
McKinney Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	2,000	2,001,311
Northside Independent School District (GO) (PSF-GTD)
5.000%, 08/01/37	400	459,386
Northwest Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/24	1,000	1,000,626
Plano Independent School District (GO)
5.000%, 02/15/24	1,065	1,065,730
Port Neches-Groves Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	1,000	1,000,670
San Antonio Independent School District (GO) (PSF-GTD)
5.000%, 08/15/26	810	855,117
5.000%, 08/15/30	2,850	2,993,254
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Spring Independent School District (GO)
5.000%, 08/15/29	1,500	$1,683,322
State of Texas (GO) Series A
5.000%, 04/01/25	2,185	2,238,537
5.000%, 10/01/25	2,465	2,554,496
State of Texas (GO) Series B
5.000%, 08/01/25	350	361,314
State of Texas (GO) Series C
5.000%, 08/01/25	675	696,819
5.000%, 08/01/26	1,420	1,499,141
Tarrant County College District (GO)
5.000%, 08/15/24	1,000	1,009,679
Tarrant Regional Water District (RB) Series A
4.000%, 09/01/29	5,730	6,082,287
Trinity River Authority Central Regional Wastewater System Revenue (RB)
5.000%, 08/01/24	120	121,129
Trinity River Authority Denton Creek Wastewater Treatment System Revenue (RB)
5.000%, 02/01/26	325	338,860
Waco Independent School District (GO) (PSF-GTD)
5.000%, 08/15/28	330	362,184
Wichita Falls Independent School District (GO) (PSF-GTD)
4.000%, 02/01/25	105	106,043
Ysleta Independent School District (GO) (PSF-GTD) Series B
¤ 5.000%, 08/15/41 (Pre-refunded @ $100, 8/15/25)	1,200	1,237,932
TOTAL TEXAS		122,843,378
UTAH — (1.7%)
Canyons School District (GO) (SCH BD GTY) Series A
5.000%, 06/15/25	1,615	1,661,839
County of Salt Lake (GO) Series B
5.000%, 12/15/24	1,600	1,628,538
Granite School District Board of Education (GO) (SCH BD GTY)
5.000%, 06/01/25	1,000	1,028,087

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
UTAH — (Continued)
Jordan Valley Water Conservancy District (RB) Series A
5.000%, 10/01/38	125	$141,320
Provo School District (GO) (SCH BD GTY)
5.000%, 06/15/25	2,000	2,057,188
State of Utah (GO) Series B
5.000%, 07/01/24	575	579,546
Tooele County School District (GO) (SCH BD GTY)
5.000%, 06/01/37	1,645	1,927,369
Utah Transit Authority (RB) Series A
¤ 5.000%, 06/15/35 (Pre-refunded @ $100, 6/15/25)	795	817,109
TOTAL UTAH		9,840,996
VIRGINIA — (3.9%)
City of Alexandria (GO) (ST AID WITHHLDG) Series D
5.000%, 07/01/26	2,235	2,356,454
City of Lynchburg (GO)
5.000%, 08/01/28	1,935	2,140,151
City of Manassas (GO) (ST AID WITHHLDG)
5.000%, 01/01/26	2,485	2,589,682
City of Newport News Water Revenue (RB)
5.000%, 07/15/24	950	958,560
City of Richmond (GO) Series A
5.000%, 09/01/37	1,000	1,187,739
Commonwealth of Virginia (GO) Series A
5.000%, 06/01/25	1,430	1,470,733
County of Arlington (GO)
5.000%, 06/15/37	2,500	2,913,314
County of Fairfax (GO) (ST AID WITHHLDG) Series A
4.000%, 10/01/27	750	787,955
County of Henrico (GO) (ST AID WITHHLDG)
5.000%, 08/01/27	3,000	3,247,105
County of Henrico (GO) (ST AID WITHHLDG) Series A
5.000%, 08/01/25	1,545	1,594,482
County of Loudoun (GO) (ST AID WITHHLDG) Series B
5.000%, 12/01/25	500	520,205
Fairfax County Water Authority (RB)
5.000%, 04/01/26	1,290	1,352,306
	Face Amount	Value†
	(000)
VIRGINIA — (Continued)
Loudoun County Sanitation Authority (RB)
5.000%, 01/01/26	2,165	$2,258,676
TOTAL VIRGINIA		23,377,362
WASHINGTON — (9.2%)
Auburn School District No. 408 of King & Pierce Counties (GO) (SCH BD GTY)
5.000%, 12/01/25	1,035	1,075,317
Chelan County Public Utility District No. 1 (RB) Series A
5.000%, 07/01/24	200	201,639
5.000%, 07/01/25	175	180,307
City of Bellevue (GO) Series A
4.000%, 12/01/25	285	291,206
City of Seattle (GO) Series A
5.000%, 05/01/26	3,165	3,322,294
5.000%, 12/01/26	1,500	1,596,736
City of Seattle Water System Revenue (RB)
5.000%, 08/01/26	5,740	6,061,332
Clark County School District No. 37 Vancouver (GO) (SCH BD GTY)
4.000%, 12/01/26	2,230	2,307,200
County of King (GO)
5.000%, 12/01/35	4,000	4,842,416
County of King (GO) Series A
4.000%, 01/01/26	710	727,027
County of King (GO) Series B
5.000%, 12/01/37	1,000	1,184,527
County of King (GO) Series E
5.000%, 12/01/25	1,480	1,539,806
County of King Sewer Revenue (RB) Series B
5.000%, 07/01/25	1,305	1,341,823
5.000%, 07/01/28	1,510	1,586,856
County of Spokane (GO)
5.000%, 12/01/28	1,245	1,384,346
Energy Northwest (RB) Series A
5.000%, 07/01/36	3,500	4,140,430
5.000%, 07/01/37	165	193,402
Franklin County School District No. 1 Pasco (GO) (SCH BD GTY)
5.000%, 12/01/36	555	652,702

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
WASHINGTON — (Continued)
King County School District No. 210 Federal Way (GO) (SCH BD GTY)
5.000%, 12/01/25	1,000	$1,039,499
King County School District No. 401 Highline (GO) (SCH BD GTY)
5.000%, 12/01/37	265	309,744
King County School District No. 405 Bellevue (GO) (SCH BD GTY) Series B
5.000%, 12/01/26	995	1,059,169
King County School District No. 414 Lake Washington (GO) (SCH BD GTY)
4.000%, 12/01/25	1,390	1,421,020
Pierce County School District No. 3 Puyallup (GO) (SCH BD GTY) Series B
5.000%, 06/01/24	1,045	1,051,489
Snohomish County School District No. 6 Mukilteo (GO) (SCH BD GTY)
5.000%, 12/01/25	2,000	2,078,998
State of Washington (GO) Series 2023-B
5.000%, 07/01/35	1,000	1,192,016
State of Washington (GO) Series A
5.000%, 08/01/36	1,000	1,148,745
State of Washington (GO) Series C
5.000%, 02/01/25	1,000	1,019,981
5.000%, 02/01/34	2,470	2,566,491
5.000%, 02/01/37	2,155	2,484,386
State of Washington (GO) Series D
5.000%, 02/01/28	1,065	1,135,158
State of Washington (GO) Series R
5.000%, 08/01/30	5,055	5,810,519
TOTAL WASHINGTON		54,946,581
WEST VIRGINIA — (0.4%)
State of West Virginia (GO) Series A
5.000%, 12/01/36	2,000	2,212,530
WISCONSIN — (4.5%)
Appleton Area School District (GO)
5.000%, 03/01/30	2,320	2,641,029
	Face Amount	Value†
	(000)
WISCONSIN — (Continued)
City of Madison (GO) Series A
4.000%, 10/01/26	1,000	$1,034,373
City of Waukesha (GO) Series C
5.000%, 10/01/25	200	206,469
County of Dane (GO) Series B
5.000%, 06/01/37	2,000	2,334,400
Janesville School District (GO)
3.000%, 03/01/24	2,000	1,999,050
Madison Metropolitan School District (GO) Series A
2.000%, 03/01/25	1,300	1,275,109
Milwaukee Metropolitan Sewerage District (GO) Series A
5.000%, 10/01/25	3,255	3,369,408
State of Wisconsin (GO) Series A
5.000%, 05/01/36	2,500	2,703,124
State of Wisconsin (GO) Series 1
5.000%, 05/01/29	1,295	1,452,551
State of Wisconsin (GO) Series 2
5.000%, 05/01/37	555	658,417
State of Wisconsin (GO) Series A
5.000%, 05/01/25	970	995,017
State of Wisconsin (GO) Series B
5.000%, 05/01/25	2,025	2,077,227
5.000%, 05/01/27	3,305	3,558,867
5.000%, 05/01/37	2,370	2,756,587
TOTAL WISCONSIN		27,061,628
TOTAL MUNICIPAL BONDS (Cost $605,701,319)		591,414,437

	Shares
INVESTMENT COMPANIES — (0.5%)
BlackRock Liquidity Funds MuniCash (Cost $3,228,308)	3,228,032	3,228,355
TOTAL INVESTMENTS — (100.0%)
(Cost $608,929,627)^^		$594,642,792

DFA Municipal Bond Portfolio
CONTINUED
Summary of the Portfolio's investments as of January 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$591,414,437	—	$591,414,437
Investment Companies	$3,228,355	—	—	3,228,355
TOTAL	$3,228,355	$591,414,437	—	$594,642,792

World Core Equity Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2024
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	18,260,401	$664,313,390
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	19,552,335	295,435,778
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	5,456,032	118,123,094
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $696,866,441)		$1,077,872,262

TEMPORARY CASH INVESTMENTS — (0.0%)
State Street Institutional U.S. Government Money Market Fund, 5.300% (Cost $437,386)	437,386	437,386
TOTAL INVESTMENTS — (100.0%) (Cost $697,303,827)^^		$1,078,309,648
Summary of the Portfolio's investments as of January 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$1,077,872,262	—	—	$1,077,872,262
Temporary Cash Investments	437,386	—	—	437,386
TOTAL	$1,078,309,648	—	—	$1,078,309,648

DFA LTIP Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2024
(Unaudited)

	Face Amount±	Value†
	(000)
U.S. TREASURY OBLIGATIONS — (100.0%)
U.S. Treasury Inflation-Indexed Bonds
0.250%, 02/15/50	133,528	$103,081,400
0.125%, 02/15/51	142,781	103,212,650
0.125%, 02/15/52	154,530	103,285,252
1.500%, 02/15/53	48,047	44,454,090
TOTAL U.S. TREASURY OBLIGATIONS Cost ($502,568,290)		354,033,392
TOTAL INVESTMENTS — (100.0%)
(Cost $502,568,290)^^		$354,033,392
Summary of the Portfolio's investments as of January 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	—	$354,033,392	—	$354,033,392
TOTAL	—	$354,033,392	—	$354,033,392

U.S. Social Core Equity 2 Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2024
(Unaudited)

		Shares	Value†
COMMON STOCKS — (97.4%)
COMMUNICATION SERVICES — (7.4%)
*	Alphabet, Inc., Class A	149,555	$20,952,655
*	Alphabet, Inc., Class C	129,463	18,357,853
*	AMC Networks, Inc., Class A	3,743	67,711
#*	Anterix, Inc.	1,929	57,523
	AT&T, Inc.	275,027	4,865,228
	Atlanta Braves Holdings, Inc., Class A	363	15,634
*	Atlanta Braves Holdings, Inc., Class C	5,636	227,187
	ATN International, Inc.	3,463	127,785
*	Bandwidth, Inc., Class A	1,697	23,486
*	Boston Omaha Corp., Class A	4,862	75,312
*	Bumble, Inc., Class A	8,790	120,599
	Cable One, Inc.	630	345,826
#*	Cardlytics, Inc.	4,280	32,699
*	Cargurus, Inc.	12,627	293,451
*	Cars.com, Inc.	8,924	155,545
*	Charter Communications, Inc., Class A	5,037	1,867,266
#*	Cinemark Holdings, Inc.	13,886	192,043
	Cogent Communications Holdings, Inc.	6,482	500,410
	Comcast Corp., Class A	192,336	8,951,317
*	Consolidated Communications Holdings, Inc.	11,459	49,732
#*	Daily Journal Corp.	107	34,381
*	DHI Group, Inc.	18,567	42,518
#*	EchoStar Corp., Class A	14,485	193,954
	Electronic Arts, Inc.	9,962	1,370,572
#	Endeavor Group Holdings, Inc., Class A	12,377	306,331
	Entravision Communications Corp., Class A	9,205	37,096
#*	Eventbrite, Inc., Class A	3,903	32,668
*	EW Scripps Co., Class A	11,745	93,608
	Fox Corp., Class A	21,922	708,081
	Fox Corp., Class B	14,691	440,877
*	Frontier Communications Parent, Inc.	23,631	582,032
#*	Gannett Co., Inc.	7,700	19,019
»	GCI Liberty, Inc.	11,519	10,418
#*	Gogo, Inc.	22,828	202,028
	Gray Television, Inc.	11,387	108,746
*	IDT Corp., Class B	3,200	110,656
*	IMAX Corp.	8,607	120,240
*	Integral Ad Science Holding Corp.	13,137	191,143
	Interpublic Group of Cos., Inc.	38,707	1,276,944
	Iridium Communications, Inc.	17,980	651,955
	John Wiley & Sons, Inc., Class A	6,317	213,767
	John Wiley & Sons, Inc., Class B	312	10,561
*	Liberty Broadband Corp., Class A	1,324	103,034
*	Liberty Broadband Corp., Class C	5,558	436,025
*	Liberty Latin America Ltd., Class A	22,700	159,808
*	Liberty Latin America Ltd., Class C	26,706	190,147
	Liberty Media Corp.-Liberty Formula One, Class A	1,305	79,722
*	Liberty Media Corp.-Liberty Formula One, Class C	14,254	958,582
	Liberty Media Corp.-Liberty Live, Class A	1,829	67,362
*	Liberty Media Corp.-Liberty Live, Class C	4,562	170,026
*	Liberty Media Corp.-Liberty SiriusXM, Class A	5,279	160,429
*	Liberty Media Corp.-Liberty SiriusXM, Class C	8,632	262,068
#*	Lions Gate Entertainment Corp., Class A	39,115	407,969

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Lions Gate Entertainment Corp., Class B	19,401	$188,190
*	Live Nation Entertainment, Inc.	8,075	717,464
#*	Lumen Technologies, Inc.	5,310	6,478
*	Madison Square Garden Entertainment Corp.	4,462	148,763
*	Madison Square Garden Sports Corp.	2,119	392,227
*	Magnite, Inc.	27,185	240,587
#	Marcus Corp.	4,915	66,746
*	Match Group, Inc.	9,505	364,802
*	Meta Platforms, Inc., Class A	66,729	26,033,652
*	Netflix, Inc., Class B	5,543	3,126,862
	New York Times Co., Class A	15,447	750,106
	News Corp., Class A	33,436	823,863
	News Corp., Class B	15,297	391,144
	Nexstar Media Group, Inc.	6,119	1,087,407
	Omnicom Group, Inc.	20,901	1,889,032
*	Ooma, Inc.	2,349	25,416
	Paramount Global, Class A	1,096	25,570
	Paramount Global, Class B	25,579	373,198
*	Pinterest, Inc., Class A	7,346	275,255
*	Playtika Holding Corp.	3,670	26,497
*	PubMatic, Inc., Class A	3,759	57,062
*	QuinStreet, Inc.	6,390	80,961
*	Reading International, Inc., Class A	4,944	9,740
*	Roku, Inc.	7,300	642,838
	Scholastic Corp.	5,578	214,418
	Shenandoah Telecommunications Co.	9,059	185,619
#	Shutterstock, Inc.	4,844	227,523
	Sinclair, Inc.	4,666	73,256
#	Sirius XM Holdings, Inc.	48,463	246,677
*	Snap, Inc., Class A	27,434	435,926
#*	Sphere Entertainment Co.	4,462	157,866
	Spok Holdings, Inc.	2,587	42,841
#*	Stagwell, Inc.	8,049	52,479
*	Take-Two Interactive Software, Inc.	8,537	1,408,007
*	TechTarget, Inc.	1,775	60,652
	TEGNA, Inc.	34,128	532,056
	Telephone & Data Systems, Inc.	17,703	340,075
*	Thryv Holdings, Inc.	4,477	91,510
	TKO Group Holdings, Inc.	5,446	455,776
	T-Mobile U.S., Inc.	22,150	3,571,245
	Townsquare Media, Inc., Class A	1,300	13,962
*	Trade Desk, Inc., Class A	4,976	340,508
*	Travelzoo	2,000	16,940
*	TripAdvisor, Inc.	16,213	350,201
*	TrueCar, Inc.	4,941	17,491
*	U.S. Cellular Corp.	6,507	288,911
	Verizon Communications, Inc.	202,221	8,564,059
*	Vimeo, Inc.	19,141	75,990
	Walt Disney Co.	46,713	4,486,784
*	Warner Bros Discovery, Inc.	75,057	752,071
	Warner Music Group Corp., Class A	6,383	232,916
#*	WideOpenWest, Inc.	11,172	41,448
*	Yelp, Inc.	9,440	412,811
*	Zedge, Inc., Class B	300	978
*	Ziff Davis, Inc.	7,345	495,053
*	ZoomInfo Technologies, Inc.	20,595	330,344
TOTAL COMMUNICATION SERVICES			129,292,282

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (12.3%)
*	1-800-Flowers.com, Inc., Class A	5,186	$53,934
	Aaron's Co., Inc.	4,332	44,576
*	Abercrombie & Fitch Co., Class A	10,546	1,074,637
	Academy Sports & Outdoors, Inc.	9,579	600,891
#	Acushnet Holdings Corp.	10,245	648,918
*	Adient PLC	12,760	442,900
#	ADT, Inc.	31,062	202,835
*	Adtalem Global Education, Inc.	9,323	470,625
	Advance Auto Parts, Inc.	7,564	505,653
*	Amazon.com, Inc.	237,709	36,892,437
*	American Axle & Manufacturing Holdings, Inc.	18,883	152,763
	American Eagle Outfitters, Inc.	27,268	540,452
#*	America's Car-Mart, Inc.	1,100	66,979
*	Aptiv PLC	14,488	1,178,309
	Aramark	25,829	751,107
	Ark Restaurants Corp.	120	1,753
	Arko Corp.	20,286	158,231
*	Asbury Automotive Group, Inc.	3,077	643,278
	Autoliv, Inc.	13,399	1,435,301
*	AutoNation, Inc.	9,748	1,361,406
*	AutoZone, Inc.	230	635,290
*	Barnes & Noble Education, Inc.	189	162
	Bassett Furniture Industries, Inc.	1,200	18,600
	Bath & Body Works, Inc.	5,861	250,030
*	Beazer Homes USA, Inc.	4,142	131,509
	Best Buy Co., Inc.	24,808	1,798,332
#*	Beyond, Inc.	6,900	151,731
	Bloomin' Brands, Inc.	15,290	407,020
*	Booking Holdings, Inc.	1,271	4,457,994
#*	Boot Barn Holdings, Inc.	4,393	315,154
	BorgWarner, Inc.	28,072	951,641
#*	Bright Horizons Family Solutions, Inc.	7,018	689,518
*	Brinker International, Inc.	4,855	207,745
	Brunswick Corp.	11,366	917,009
#	Buckle, Inc.	9,102	338,503
#	Build-A-Bear Workshop, Inc.	2,800	63,084
*	Burlington Stores, Inc.	3,104	593,330
	Caleres, Inc.	5,590	175,358
	Camping World Holdings, Inc., Class A	5,873	145,944
*	Capri Holdings Ltd.	17,795	867,328
*	CarMax, Inc.	12,508	890,319
*	Carnival Corp.	42,176	699,278
	Carriage Services, Inc.	2,352	58,118
	Carrols Restaurant Group, Inc.	7,099	66,731
	Carter's, Inc.	6,367	481,600
	Cato Corp., Class A	3,700	25,012
*	Cavco Industries, Inc.	1,219	404,610
	Century Communities, Inc.	5,591	484,740
#	Cheesecake Factory, Inc.	8,689	298,641
*	Chegg, Inc.	15,612	153,778
*	Chipotle Mexican Grill, Inc.	913	2,199,207
	Choice Hotels International, Inc.	5,184	627,886
*	Citi Trends, Inc.	1,812	48,797
#	Columbia Sportswear Co.	7,858	622,825
*	Conn's, Inc.	4,758	21,649
*	Coursera, Inc.	13,792	263,979
#	Cracker Barrel Old Country Store, Inc.	2,569	198,712
*	Crocs, Inc.	220	22,326
	Crown Crafts, Inc.	1,422	7,437

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Dana, Inc.	34,391	$466,342
	Darden Restaurants, Inc.	10,272	1,670,022
#*	Dave & Buster's Entertainment, Inc.	6,663	356,670
*	Deckers Outdoor Corp.	2,840	2,140,593
*	Denny's Corp.	5,995	63,727
	Designer Brands, Inc., Class A	8,359	71,637
*	Destination XL Group, Inc.	4,848	20,701
	Dick's Sporting Goods, Inc.	9,757	1,454,476
	Dillard's, Inc., Class A	1,315	509,260
	Dine Brands Global, Inc.	1,571	73,287
	Domino's Pizza, Inc.	1,342	571,987
*	DoorDash, Inc., Class A	14,225	1,482,245
*	Dorman Products, Inc.	4,567	371,799
	DR Horton, Inc.	32,484	4,642,288
	eBay, Inc.	37,899	1,556,512
*	El Pollo Loco Holdings, Inc.	4,262	39,466
#*	Envela Corp.	5,655	24,599
	Escalade, Inc.	1,450	23,287
	Ethan Allen Interiors, Inc.	4,083	118,938
*	Etsy, Inc.	7,486	498,268
*	Expedia Group, Inc.	8,327	1,235,144
#*	Figs, Inc., Class A	16,422	94,591
#*	First Watch Restaurant Group, Inc.	7,569	162,431
*	Five Below, Inc.	4,817	864,459
	Flexsteel Industries, Inc.	1,153	32,895
#*	Floor & Decor Holdings, Inc., Class A	8,435	848,224
#	Foot Locker, Inc.	10,819	304,663
	Ford Motor Co.	190,604	2,233,879
*	Fox Factory Holding Corp.	3,696	232,996
*	Frontdoor, Inc.	9,721	318,460
#*	Funko, Inc., Class A	576	4,072
*	GameStop Corp., Class A	11,252	160,116
	Gap, Inc.	45,039	841,779
	Garmin Ltd.	9,577	1,144,356
#*	Garrett Motion, Inc.	2,775	23,837
	General Motors Co.	96,948	3,761,582
*	Genesco, Inc.	3,112	86,451
	Gentex Corp.	32,760	1,085,339
*	Gentherm, Inc.	4,760	229,194
	Genuine Parts Co.	12,964	1,817,942
*	G-III Apparel Group Ltd.	11,828	355,905
*	Good Times Restaurants, Inc.	4,704	11,619
*	Goodyear Tire & Rubber Co.	44,053	614,099
*	GoPro, Inc., Class A	18,677	55,657
	Graham Holdings Co., Class B	645	464,658
*	Grand Canyon Education, Inc.	6,048	789,808
*	Green Brick Partners, Inc.	5,861	305,768
	Group 1 Automotive, Inc.	2,835	737,270
#	Guess?, Inc.	9,401	210,018
#	H&R Block, Inc.	18,512	867,102
	Hamilton Beach Brands Holding Co., Class A	1,000	18,440
*	Hanesbrands, Inc.	11,328	50,976
	Harley-Davidson, Inc.	21,805	707,572
#	Hasbro, Inc.	10,585	518,136
	Haverty Furniture Cos., Inc.	3,679	124,718
#*	Helen of Troy Ltd.	3,602	412,429
	Hibbett, Inc.	2,831	188,686
*	Hilton Grand Vacations, Inc.	5,283	220,301
	Hilton Worldwide Holdings, Inc.	5,579	1,065,366

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Holley, Inc.	7,496	$35,756
	Home Depot, Inc.	39,255	13,855,445
	Hooker Furnishings Corp.	1,478	34,112
	Hyatt Hotels Corp., Class A	3,805	488,448
	Installed Building Products, Inc.	4,932	961,000
*	iRobot Corp.	1,136	15,450
	Jack in the Box, Inc.	1,903	148,377
*	JAKKS Pacific, Inc.	593	18,596
	Jerash Holdings U.S., Inc.	1,557	4,780
	Johnson Outdoors, Inc., Class A	1,404	62,843
	KB Home	13,011	775,325
#	Kohl's Corp.	2,100	54,096
#	Kontoor Brands, Inc.	7,419	434,902
#	Krispy Kreme, Inc.	12,450	165,461
#*	Kura Sushi USA, Inc., Class A	452	44,355
	Lakeland Industries, Inc.	1,000	18,010
*	Landsea Homes Corp.	3,823	48,132
*	Latham Group, Inc.	5,100	12,903
	Laureate Education, Inc.	25,916	327,060
	La-Z-Boy, Inc.	7,281	253,452
	LCI Industries	3,843	427,649
	Lear Corp.	7,499	996,617
*	Legacy Housing Corp.	2,318	54,774
	Leggett & Platt, Inc.	17,506	406,314
	Lennar Corp., Class A	18,892	2,830,966
	Lennar Corp., Class B	1,637	227,134
#	Levi Strauss & Co., Class A	5,853	95,287
*	LGI Homes, Inc.	5,999	707,942
#*	Life Time Group Holdings, Inc.	19,907	264,763
*	Lincoln Educational Services Corp.	3,900	34,944
	Lithia Motors, Inc.	3,209	946,174
*	Live Ventures, Inc.	401	10,045
	LKQ Corp.	14,452	674,475
#*	Lovesac Co.	2,551	59,081
	Lowe's Cos., Inc.	7,518	1,600,131
*	Lululemon Athletica, Inc.	4,613	2,093,472
*	M/I Homes, Inc.	696	88,684
	Macy's, Inc.	57,380	1,049,480
*	Malibu Boats, Inc., Class A	4,121	172,052
	Marine Products Corp.	5,029	51,346
*	MarineMax, Inc.	1,709	47,852
	Marriott International, Inc., Class A	7,045	1,688,898
	Marriott Vacations Worldwide Corp.	5,421	454,768
*	MasterCraft Boat Holdings, Inc.	2,329	45,113
*	Mattel, Inc.	39,792	711,879
	McDonald's Corp.	9,488	2,777,327
	MDC Holdings, Inc.	11,761	736,003
	Meritage Homes Corp.	5,126	848,917
*	Modine Manufacturing Co.	7,286	503,390
*	Mohawk Industries, Inc.	6,752	703,896
	Monro, Inc.	5,228	166,564
*	Motorcar Parts of America, Inc.	2,723	24,861
#	Movado Group, Inc.	2,400	66,192
	Murphy USA, Inc.	3,769	1,328,648
	Nathan's Famous, Inc.	600	42,810
*	National Vision Holdings, Inc.	6,534	124,211
	NIKE, Inc., Class B	37,370	3,794,176
#	Nordstrom, Inc.	16,105	292,306
*	NVR, Inc.	340	2,405,599

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	ODP Corp.	8,195	$419,092
*	Ollie's Bargain Outlet Holdings, Inc.	7,765	558,536
*	OneSpaWorld Holdings Ltd.	11,891	162,074
*	O'Reilly Automotive, Inc.	937	958,598
	Oxford Industries, Inc.	2,746	260,678
#	Papa John's International, Inc.	3,244	238,369
	Patrick Industries, Inc.	3,524	353,774
	Penske Automotive Group, Inc.	9,878	1,465,599
	Perdoceo Education Corp.	10,364	187,588
#	PetMed Express, Inc.	3,666	22,766
	Phinia, Inc.	5,614	169,767
*	Planet Fitness, Inc., Class A	5,527	374,510
*	Playa Hotels & Resorts NV	28,625	237,588
	Polaris, Inc.	8,800	791,648
#	Pool Corp.	2,678	994,207
	PulteGroup, Inc.	31,502	3,293,849
	PVH Corp.	9,738	1,171,092
	Ralph Lauren Corp.	5,141	738,607
#*	Restoration Hardware, Inc.	2,772	702,647
#*	Rivian Automotive, Inc., Class A	47,023	719,922
	Rocky Brands, Inc.	402	11,248
	Ross Stores, Inc.	13,875	1,946,385
*	Sally Beauty Holdings, Inc.	2,185	26,919
*	SeaWorld Entertainment, Inc.	7,087	350,098
	Service Corp. International	23,706	1,591,147
*	Shake Shack, Inc., Class A	3,578	270,354
	SharkNinja, Inc.	7,023	328,115
#	Shoe Carnival, Inc.	4,460	113,730
#	Signet Jewelers Ltd.	8,025	798,327
*	Six Flags Entertainment Corp.	8,881	223,890
*	Skechers USA, Inc., Class A	15,605	974,376
*	Skyline Champion Corp.	7,662	524,694
#*	Sleep Number Corp.	1,758	18,107
#*	Solo Brands, Inc., Class A	5,272	14,709
	Sonic Automotive, Inc., Class A	4,084	206,487
*	Sonos, Inc.	6,642	103,482
#*	Sportsman's Warehouse Holdings, Inc.	2,963	11,408
	Standard Motor Products, Inc.	3,872	156,235
	Starbucks Corp.	13,795	1,283,349
	Steven Madden Ltd.	10,477	438,777
#*	Stitch Fix, Inc., Class A	5,174	16,557
*	Stoneridge, Inc.	5,645	100,425
	Strategic Education, Inc.	6,373	599,444
*	Stride, Inc.	7,870	471,806
	Superior Group of Cos., Inc.	1,686	22,458
#*	Sweetgreen, Inc., Class A	12,656	135,166
#*	Sypris Solutions, Inc.	4,022	8,326
	Tapestry, Inc.	37,120	1,439,885
*	Taylor Morrison Home Corp.	19,866	1,035,813
	Tempur Sealy International, Inc.	20,657	1,030,578
*	Tesla, Inc.	26,695	4,999,707
	Texas Roadhouse, Inc.	9,493	1,193,460
	Thor Industries, Inc.	6,532	738,247
*	Tilly's, Inc., Class A	1,998	14,665
	TJX Cos., Inc.	46,971	4,458,018
	Toll Brothers, Inc.	12,854	1,277,045
*	TopBuild Corp.	4,469	1,649,642
*	Topgolf Callaway Brands Corp.	31,902	420,149
	Tractor Supply Co.	8,651	1,943,015

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Travel & Leisure Co.	8,926	$360,789
*	Tri Pointe Homes, Inc.	18,514	639,288
*	Ulta Beauty, Inc.	3,770	1,892,728
*	Under Armour, Inc., Class A	20,784	158,374
*	Under Armour, Inc., Class C	34,811	257,601
*	Unifi, Inc.	2,302	14,549
*	Universal Electronics, Inc.	2,569	22,787
*	Universal Technical Institute, Inc.	3,520	49,702
	Upbound Group, Inc.	8,566	284,391
*	Urban Outfitters, Inc.	15,120	574,560
#	Vail Resorts, Inc.	4,660	1,034,520
*	Valvoline, Inc.	18,186	663,607
	VF Corp.	22,549	371,157
*	Victoria's Secret & Co.	1,953	50,876
*	Visteon Corp.	3,795	437,526
*	VOXX International Corp.	2,097	17,510
*	Warby Parker, Inc., Class A	8,501	108,388
	Wendy's Co.	29,829	569,137
	Weyco Group, Inc.	1,047	33,619
	Whirlpool Corp.	5,342	585,056
#	Williams-Sonoma, Inc.	9,135	1,766,618
#	Wingstop, Inc.	2,860	803,975
#	Winmark Corp.	400	144,268
	Winnebago Industries, Inc.	5,225	343,387
	Wolverine World Wide, Inc.	5,304	44,341
#	Worthington Enterprises, Inc.	9,015	514,216
	Wyndham Hotels & Resorts, Inc.	11,951	931,341
#*	XPEL, Inc.	2,485	132,823
#*	YETI Holdings, Inc.	8,232	361,961
	Yum! Brands, Inc.	10,390	1,345,401
*	Zumiez, Inc.	4,107	70,517
TOTAL CONSUMER DISCRETIONARY			213,940,364
CONSUMER STAPLES — (5.1%)
	Albertsons Cos., Inc., Class A	43,888	931,303
	Alico, Inc.	1,900	55,936
	Andersons, Inc.	5,770	304,137
	Archer-Daniels-Midland Co.	21,451	1,192,247
	B&G Foods, Inc.	2,400	24,144
*	BellRing Brands, Inc.	15,500	856,685
*	BJ's Wholesale Club Holdings, Inc.	16,436	1,057,492
	Bunge Global SA	15,306	1,348,306
	Calavo Growers, Inc.	2,336	60,946
#	Cal-Maine Foods, Inc.	6,197	343,438
	Campbell Soup Co.	23,951	1,068,933
	Casey's General Stores, Inc.	5,347	1,450,962
*	Central Garden & Pet Co.	1,889	88,594
*	Central Garden & Pet Co., Class A	8,180	337,670
*	Chefs' Warehouse, Inc.	5,711	181,724
	Clorox Co.	6,969	1,012,247
	Coca-Cola Co.	135,827	8,080,348
	Coca-Cola Consolidated, Inc.	1,454	1,252,461
	Colgate-Palmolive Co.	9,824	827,181
	Conagra Brands, Inc.	29,318	854,620
	Costco Wholesale Corp.	10,909	7,580,446
*	Coty, Inc., Class A	61,175	738,994
*	Darling Ingredients, Inc.	13,780	596,674
	Dollar General Corp.	12,709	1,678,478
*	Dollar Tree, Inc.	12,107	1,581,416

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Edgewell Personal Care Co.	9,078	$336,340
*	elf Beauty, Inc.	7,804	1,244,972
	Energizer Holdings, Inc.	5,961	188,487
	Estee Lauder Cos., Inc., Class A	301	39,729
	Flowers Foods, Inc.	27,084	617,515
	Fresh Del Monte Produce, Inc.	9,104	223,776
*	Fresh Market, Inc.	3,200	0
*	Freshpet, Inc.	4,593	395,457
	General Mills, Inc.	27,442	1,781,260
*	Grocery Outlet Holding Corp.	12,055	298,723
*	Hain Celestial Group, Inc.	15,571	166,765
#*	Herbalife Ltd.	7,558	91,074
	Hormel Foods Corp.	23,828	723,656
	Ingles Markets, Inc., Class A	2,804	236,237
	Ingredion, Inc.	8,097	870,994
	Inter Parfums, Inc.	4,043	562,584
	J & J Snack Foods Corp.	2,427	386,451
	J M Smucker Co.	8,291	1,090,681
	John B Sanfilippo & Son, Inc.	1,772	189,834
	Kellanova	25,926	1,419,708
	Kenvue, Inc.	63,300	1,314,108
	Keurig Dr Pepper, Inc.	20,925	657,882
	Kimberly-Clark Corp.	12,191	1,474,745
	Kraft Heinz Co.	23,346	866,837
	Kroger Co.	79,338	3,660,655
	Lamb Weston Holdings, Inc.	9,246	947,160
	Lancaster Colony Corp.	3,245	596,366
	Lifevantage Corp.	1,400	7,434
*	Lifeway Foods, Inc.	2,012	25,049
#	Limoneira Co.	1,403	25,451
	McCormick & Co., Inc.	11,409	777,638
	McCormick & Co., Inc.	180	12,240
	Medifast, Inc.	1,536	83,942
*	Mission Produce, Inc.	1,958	19,561
*	Monster Beverage Corp.	10,435	574,134
*	National Beverage Corp.	8,165	377,550
*	Natural Alternatives International, Inc.	920	5,713
	Natural Grocers by Vitamin Cottage, Inc.	2,161	32,307
*	Nature's Sunshine Products, Inc.	1,300	22,633
	Nu Skin Enterprises, Inc., Class A	5,215	96,790
	Oil-Dri Corp. of America	877	56,970
	PepsiCo, Inc.	61,706	10,399,312
*	Pilgrim's Pride Corp.	13,041	354,324
*	Post Holdings, Inc.	9,291	862,855
	PriceSmart, Inc.	4,237	322,097
	Reynolds Consumer Products, Inc.	12,124	329,409
	Seaboard Corp.	132	475,596
*	Seneca Foods Corp., Class A	1,000	53,380
*»	Seneca Foods Corp., Class B	301	16,793
*	Simply Good Foods Co.	14,479	547,306
#*	Sovos Brands, Inc.	10,583	233,355
	SpartanNash Co.	5,706	127,986
#	Spectrum Brands Holdings, Inc.	8,871	697,438
*	Sprouts Farmers Market, Inc.	18,120	912,704
	Sysco Corp.	28,519	2,308,043
	Target Corp.	23,431	3,258,784
	Tootsie Roll Industries, Inc.	3,732	121,626
*	TreeHouse Foods, Inc.	9,400	395,740
	Tyson Foods, Inc., Class A	16,052	879,008

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
*	U.S. Foods Holding Corp.	25,461	$1,171,461
*	United Natural Foods, Inc.	8,199	122,247
	United-Guardian, Inc.	3,800	29,184
*	USANA Health Sciences, Inc.	3,697	173,094
#	Utz Brands, Inc.	7,089	125,475
	Village Super Market, Inc., Class A	770	19,581
*	Vital Farms, Inc.	1,229	17,673
#	Walgreens Boots Alliance, Inc.	38,372	866,056
	Walmart, Inc.	42,532	7,028,413
#	WD-40 Co.	1,807	467,977
	Weis Markets, Inc.	4,404	267,543
	WK Kellogg Co.	6,481	84,188
TOTAL CONSUMER STAPLES			88,673,438
ENERGY — (2.7%)
	Adams Resources & Energy, Inc.	99	2,492
	Archrock, Inc.	27,974	457,095
	Baker Hughes Co.	55,192	1,572,972
*	Bristow Group, Inc.	4,047	106,760
	Cactus, Inc., Class A	5,509	233,802
*	Centrus Energy Corp., Class A	1,247	62,624
	ChampionX Corp.	31,012	850,039
	Cheniere Energy, Inc.	14,519	2,380,971
*	Clean Energy Fuels Corp.	31,215	92,084
#	Core Laboratories, Inc.	4,348	68,568
#	CVR Energy, Inc.	14,653	494,246
	Delek U.S. Holdings, Inc.	11,114	300,411
	DHT Holdings, Inc.	30,018	333,800
*	DMC Global, Inc.	2,624	44,661
	Dorian LPG Ltd.	892	33,397
*	Dril-Quip, Inc.	5,997	120,360
	EnLink Midstream LLC	65,505	789,990
	Epsilon Energy Ltd.	14,303	73,088
	Equitrans Midstream Corp.	2,019	20,574
	Evolution Petroleum Corp.	4,751	26,653
	Excelerate Energy, Inc., Class A	1,140	17,465
*	Expro Group Holdings NV	10,374	182,582
	FutureFuel Corp.	5,733	32,678
*	Green Plains, Inc.	10,701	221,832
*	Gulf Island Fabrication, Inc.	11,379	51,206
	Halliburton Co.	81,645	2,910,644
*	Helix Energy Solutions Group, Inc.	26,227	246,534
	Helmerich & Payne, Inc.	17,160	690,862
	HF Sinclair Corp.	30,030	1,696,395
	Kinder Morgan, Inc.	115,916	1,961,299
	Liberty Energy, Inc.	28,911	601,060
	Marathon Petroleum Corp.	33,181	5,494,774
	Mexco Energy Corp.	1,500	14,856
#*	Nabors Industries Ltd.	1,480	125,178
*	Natural Gas Services Group, Inc.	200	2,924
#	New Fortress Energy, Inc.	6,865	228,124
*	Newpark Resources, Inc.	10,625	68,956
#	Nordic American Tankers Ltd.	42,028	187,025
	NOV, Inc.	44,272	863,747
*	Oceaneering International, Inc.	27,344	568,208
*	Oil States International, Inc.	9,683	59,744
	ONEOK, Inc.	38,245	2,610,221
#	Overseas Shipholding Group, Inc., Class A	7,143	43,572
*	Par Pacific Holdings, Inc.	8,988	328,871

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	Patterson-UTI Energy, Inc.	52,721	$584,676
	PBF Energy, Inc., Class A	18,019	910,140
	Permian Resources Corp.	19,726	265,907
	Phillips 66	20,069	2,896,157
	PHX Minerals, Inc.	8,160	26,030
#*	ProFrac Holding Corp., Class A	2,646	20,930
*	ProPetro Holding Corp.	28,107	237,785
*	REX American Resources Corp.	2,655	109,890
#	RPC, Inc.	32,459	237,275
	Schlumberger NV	58,966	2,871,644
	Select Water Solutions, Inc.	15,838	123,061
#	Sitio Royalties Corp., Class A	8,301	177,060
	Solaris Oilfield Infrastructure, Inc., Class A	4,135	31,013
	Targa Resources Corp.	22,681	1,926,978
	TechnipFMC PLC	63,942	1,236,638
*	TETRA Technologies, Inc.	21,597	90,491
	Texas Pacific Land Corp.	477	697,054
*	Tidewater, Inc.	3,143	211,178
#*	Transocean Ltd.	112,226	612,754
*	U.S. Silica Holdings, Inc.	12,097	129,680
*	Valaris Ltd.	8,726	539,878
	Valero Energy Corp.	27,724	3,850,864
*	Weatherford International PLC	6,899	617,805
	Williams Cos., Inc.	27,787	963,097
	World Kinect Corp.	10,379	234,254
TOTAL ENERGY			46,875,583
FINANCIALS — (17.3%)
	1st Source Corp.	4,346	227,165
#*	Acacia Research Corp.	3,887	15,198
	ACNB Corp.	719	28,063
	Affiliated Managers Group, Inc.	5,675	844,667
*	Affirm Holdings, Inc.	26,764	1,084,210
	Aflac, Inc.	23,560	1,987,050
	Alerus Financial Corp.	869	19,735
	Allstate Corp.	16,059	2,493,160
	Ally Financial, Inc.	35,484	1,301,553
	Amalgamated Financial Corp.	3,903	103,664
#	A-Mark Precious Metals, Inc.	3,926	105,884
*	Ambac Financial Group, Inc.	6,979	113,409
	Amerant Bancorp, Inc.	2,594	58,650
*	American Equity Investment Life Holding Co.	9,056	499,982
	American Express Co.	32,460	6,516,020
	American Financial Group, Inc.	9,291	1,118,636
	American International Group, Inc.	31,687	2,202,563
	American National Bankshares, Inc.	1,300	58,877
	Ameriprise Financial, Inc.	9,558	3,697,321
	Ameris Bancorp	11,297	560,783
	AMERISAFE, Inc.	2,385	118,868
	AmeriServ Financial, Inc.	300	891
	Ames National Corp.	500	10,570
	Aon PLC, Class A	5,340	1,593,616
	Apollo Global Management, Inc.	6,579	660,532
*	Arch Capital Group Ltd.	21,896	1,804,887
	Ares Management Corp., Class A	3,884	471,828
	Arrow Financial Corp.	2,582	65,041
	Arthur J Gallagher & Co.	5,871	1,363,011
	Artisan Partners Asset Management, Inc., Class A	9,113	381,835
*	AssetMark Financial Holdings, Inc.	5,482	168,133

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Associated Banc-Corp.	24,485	$514,430
	Assurant, Inc.	5,558	933,466
	Assured Guaranty Ltd.	12,032	976,156
	Atlantic Union Bankshares Corp.	21,608	738,129
#*	Atlanticus Holdings Corp.	1,700	58,973
*	AvidXchange Holdings, Inc.	19,523	213,972
	Axis Capital Holdings Ltd.	14,024	834,708
#*	Axos Financial, Inc.	9,191	509,457
#	B Riley Financial, Inc.	2,071	48,503
	Banc of California, Inc.	22,590	311,290
	BancFirst Corp.	5,329	471,670
*	Bancorp, Inc.	11,054	482,397
	Bank of America Corp.	191,203	6,502,814
#	Bank of Hawaii Corp.	6,432	406,695
	Bank of Marin Bancorp	2,687	52,611
	Bank of New York Mellon Corp.	37,803	2,096,554
	Bank of NT Butterfield & Son Ltd.	8,767	265,903
	Bank OZK	18,352	827,859
	Bank7 Corp.	1,736	48,521
	BankFinancial Corp.	2,924	31,696
	BankUnited, Inc.	11,928	337,085
	Bankwell Financial Group, Inc.	700	19,425
	Banner Corp.	5,895	274,589
	Bar Harbor Bankshares	1,390	36,571
	BayCom Corp.	742	15,144
	BCB Bancorp, Inc.	2,723	33,820
	Berkshire Hills Bancorp, Inc.	7,333	175,992
	BGC Group, Inc., Class A	49,135	346,893
	BlackRock, Inc.	3,651	2,827,006
	Blackstone, Inc.	2,889	359,536
*	Block, Inc.	12,647	822,181
*	Blue Foundry Bancorp	2,607	24,871
	BOK Financial Corp.	9,387	787,006
	Bread Financial Holdings, Inc.	7,310	265,134
*	Bridgewater Bancshares, Inc.	3,552	44,436
*	Brighthouse Financial, Inc.	13,022	674,149
	Brightsphere Investment Group, Inc.	5,920	130,950
	Brookline Bancorp, Inc.	16,311	176,485
	Brown & Brown, Inc.	14,333	1,111,667
#*	BRP Group, Inc., Class A	3,158	70,866
	Business First Bancshares, Inc.	2,624	59,171
	Byline Bancorp, Inc.	5,176	113,044
	C&F Financial Corp.	500	27,750
	Cadence Bank	25,145	669,360
	Cambridge Bancorp	1,106	75,861
	Camden National Corp.	3,149	113,458
*	Cannae Holdings, Inc.	2,147	43,477
#*	Cantaloupe, Inc.	8,673	59,063
	Capital Bancorp, Inc.	758	16,494
	Capital City Bank Group, Inc.	2,300	65,734
	Capital One Financial Corp.	22,316	3,019,801
#	Capitol Federal Financial, Inc.	23,618	149,738
	Capstar Financial Holdings, Inc.	2,712	49,331
	Carlyle Group, Inc.	970	38,819
*	Carter Bankshares, Inc.	2,267	32,781
	Cass Information Systems, Inc.	1,795	77,472
	Cathay General Bancorp	11,277	464,274
	Cboe Global Markets, Inc.	6,285	1,155,497
	Central Pacific Financial Corp.	4,075	78,525

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Central Valley Community Bancorp	1,231	$23,906
	CF Bankshares, Inc.	840	18,304
	Charles Schwab Corp.	49,371	3,106,423
	Chemung Financial Corp.	400	18,608
	Chubb Ltd.	11,212	2,746,940
	Cincinnati Financial Corp.	8,325	922,410
	Citigroup, Inc.	52,836	2,967,798
	Citizens & Northern Corp.	1,891	38,331
	Citizens Community Bancorp, Inc.	816	9,906
	Citizens Financial Group, Inc.	26,665	871,945
	Citizens Holding Co.	160	1,238
#*	Citizens, Inc.	3,580	10,024
	City Holding Co.	2,529	258,489
	Civista Bancshares, Inc.	1,487	25,413
	CME Group, Inc.	6,383	1,313,877
	CNA Financial Corp.	2,925	128,905
	CNB Financial Corp.	2,238	47,781
	CNO Financial Group, Inc.	2,154	58,546
*	Coastal Financial Corp.	1,694	67,591
	Codorus Valley Bancorp, Inc.	633	14,920
#	Cohen & Steers, Inc.	6,215	437,660
*	Coinbase Global, Inc., Class A	1,360	174,352
	Colony Bankcorp, Inc.	838	10,249
	Columbia Banking System, Inc.	25,424	512,548
#*	Columbia Financial, Inc.	16,862	303,179
	Comerica, Inc.	13,460	707,727
	Commerce Bancshares, Inc.	14,803	771,532
	Community Bank System, Inc.	8,896	407,170
	Community Trust Bancorp, Inc.	2,916	121,014
	Community West Bancshares	700	10,892
	ConnectOne Bancorp, Inc.	7,521	171,780
*	Consumer Portfolio Services, Inc.	4,008	36,633
	Crawford & Co., Class A	2,549	30,945
	Crawford & Co., Class B	3,450	40,641
#*	Credit Acceptance Corp.	2,138	1,156,808
*	CrossFirst Bankshares, Inc.	2,901	40,962
#	Cullen/Frost Bankers, Inc.	6,459	685,429
*	Customers Bancorp, Inc.	5,789	309,364
	CVB Financial Corp.	23,736	398,053
	Diamond Hill Investment Group, Inc.	720	114,862
	Dime Community Bancshares, Inc.	7,879	179,720
	Discover Financial Services	24,972	2,635,045
	Donegal Group, Inc., Class A	5,426	81,444
*	Donnelley Financial Solutions, Inc.	5,910	367,129
	Eagle Bancorp Montana, Inc.	758	10,999
	Eagle Bancorp, Inc.	4,203	104,192
	East West Bancorp, Inc.	16,498	1,201,219
	Eastern Bankshares, Inc.	23,994	334,956
	Employers Holdings, Inc.	4,714	196,668
	Enact Holdings, Inc.	3,911	111,424
*	Encore Capital Group, Inc.	7,140	357,571
*	Enova International, Inc.	6,877	374,315
*	Enstar Group Ltd.	3,348	893,548
	Enterprise Bancorp, Inc.	1,259	35,781
	Enterprise Financial Services Corp.	6,138	255,525
	Equitable Holdings, Inc.	46,606	1,523,550
	Equity Bancshares, Inc., Class A	2,425	79,661
	Erie Indemnity Co., Class A	1,585	548,141
	Esquire Financial Holdings, Inc.	1,120	55,843

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	ESSA Bancorp, Inc.	1,600	$30,416
	Essent Group Ltd.	16,067	886,256
*	Euronet Worldwide, Inc.	5,482	546,281
	Evans Bancorp, Inc.	622	18,330
	Evercore, Inc., Class A	5,709	980,407
	Everest Group Ltd.	2,587	995,917
	EVERTEC, Inc.	11,376	456,860
#*	EZCORP, Inc., Class A	8,301	71,389
#	F&G Annuities & Life, Inc.	2,409	108,020
	FactSet Research Systems, Inc.	1,767	840,951
	Farmers & Merchants Bancorp, Inc.	978	22,103
	Farmers National Banc Corp.	4,026	55,237
	FB Financial Corp.	8,032	299,192
	Federal Agricultural Mortgage Corp., Class C	1,582	294,711
	Federated Hermes, Inc.	15,549	543,593
	Fidelity National Financial, Inc.	32,722	1,637,082
	Fidelity National Information Services, Inc.	38,065	2,369,927
	Fifth Third Bancorp	46,151	1,580,210
	Financial Institutions, Inc.	2,921	61,049
	First American Financial Corp.	12,730	768,255
	First BanCorp	37,338	622,798
	First Bancorp, Inc.	1,481	37,025
	First Bancorp/Southern Pines NC	7,528	260,168
	First Bancshares, Inc.	4,436	112,807
	First Bank	916	12,586
	First Busey Corp.	9,676	227,773
	First Business Financial Services, Inc.	989	36,366
	First Citizens BancShares, Inc., Class A	1,197	1,807,470
	First Commonwealth Financial Corp.	19,240	269,552
	First Community Bankshares, Inc.	3,590	123,065
	First Community Corp.	2,429	45,422
	First Financial Bancorp	29,417	659,529
#	First Financial Bankshares, Inc.	15,209	474,977
	First Financial Corp.	2,421	95,436
	First Financial Northwest, Inc.	1,800	37,584
#	First Foundation, Inc.	9,270	88,250
	First Guaranty Bancshares, Inc.	1,579	19,374
	First Hawaiian, Inc.	21,301	462,019
	First Horizon Corp.	77,227	1,099,712
	First Internet Bancorp	637	21,008
	First Interstate BancSystem, Inc., Class A	15,283	420,588
	First Merchants Corp.	10,327	349,156
	First Mid Bancshares, Inc.	2,802	88,179
	First National Corp.	673	13,958
	First Northwest Bancorp	1,283	18,655
	First of Long Island Corp.	3,590	43,152
	First Savings Financial Group, Inc.	516	9,288
	First U.S. Bancshares, Inc.	1,038	10,287
	First United Corp.	1,505	34,224
*	First Western Financial, Inc.	1,204	20,528
	FirstCash Holdings, Inc.	6,303	723,395
*	Fiserv, Inc.	16,352	2,319,858
*	FleetCor Technologies, Inc.	7,622	2,209,846
	Flushing Financial Corp.	5,263	84,366
*	Flywire Corp.	8,372	178,910
	FNB Corp.	72,414	954,417
	FNCB Bancorp, Inc.	1,605	10,433
	Franklin Financial Services Corp.	385	12,443
	Franklin Resources, Inc.	25,298	673,686

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	FS Bancorp, Inc.	850	$31,297
	Fulton Financial Corp.	28,803	449,039
#*	FVCBankcorp, Inc.	1,089	13,362
*	Genworth Financial, Inc., Class A	64,487	397,885
	German American Bancorp, Inc.	5,088	168,565
	Glacier Bancorp, Inc.	14,177	548,083
#	Glen Burnie Bancorp	200	1,394
	Global Payments, Inc.	13,817	1,840,839
	Globe Life, Inc.	11,950	1,467,699
	Goldman Sachs Group, Inc.	9,134	3,507,547
	Great Southern Bancorp, Inc.	2,505	130,485
*	Green Dot Corp., Class A	8,879	80,000
	Greene County Bancorp, Inc.	1,200	30,000
*	Greenlight Capital Re Ltd., Class A	3,313	37,801
	Guaranty Bancshares, Inc.	1,320	40,247
#	Hamilton Lane, Inc., Class A	4,429	513,498
	Hancock Whitney Corp.	13,378	603,482
	Hanmi Financial Corp.	7,821	131,002
	Hanover Insurance Group, Inc.	5,119	675,759
	HarborOne Bancorp, Inc.	7,463	81,496
	Hartford Financial Services Group, Inc.	30,878	2,685,151
	Hawthorn Bancshares, Inc.	933	23,512
	HBT Financial, Inc.	1,046	20,366
#	HCI Group, Inc.	1,645	147,507
	Heartland Financial USA, Inc.	7,101	251,872
	Hennessy Advisors, Inc.	90	630
	Heritage Commerce Corp.	8,432	74,960
	Heritage Financial Corp.	5,691	114,674
*	Heritage Global, Inc.	5,352	14,986
	Hilltop Holdings, Inc.	12,037	379,045
	Hingham Institution For Savings The	290	53,609
	HMN Financial, Inc.	237	5,273
	Home Bancorp, Inc.	1,154	45,952
	Home BancShares, Inc.	30,476	714,357
#	Home Federal Bancorp, Inc. of Louisiana	261	3,568
	HomeStreet, Inc.	4,364	60,049
	HomeTrust Bancshares, Inc.	3,038	82,482
	Hope Bancorp, Inc.	30,558	338,583
	Horace Mann Educators Corp.	8,332	306,868
	Horizon Bancorp, Inc.	6,336	83,065
#	Houlihan Lokey, Inc.	6,426	769,706
	Huntington Bancshares, Inc.	98,130	1,249,195
*	I3 Verticals, Inc., Class A	2,726	51,085
	Independent Bank Corp.	7,768	435,707
	Independent Bank Corp.	4,359	110,893
	Independent Bank Group, Inc.	7,108	343,672
	Interactive Brokers Group, Inc., Class A	2,320	205,900
	Intercontinental Exchange, Inc.	11,802	1,502,749
	International Bancshares Corp.	10,585	559,523
*	International Money Express, Inc.	7,334	151,080
	Invesco Ltd.	33,372	528,279
	Investors Title Co.	166	27,764
	Jack Henry & Associates, Inc.	7,542	1,250,690
	Jackson Financial, Inc., Class A	9,942	497,796
	James River Group Holdings Ltd.	4,799	45,926
	Janus Henderson Group PLC	26,159	752,333
	Jefferies Financial Group, Inc.	24,349	992,465
	JPMorgan Chase & Co.	112,899	19,685,070
	Kearny Financial Corp.	12,045	87,085

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Kemper Corp.	9,402	$564,120
	Kentucky First Federal Bancorp	27	106
	KeyCorp	61,874	899,029
	Kinsale Capital Group, Inc.	1,819	723,180
	KKR & Co., Inc.	15,755	1,364,068
*	Lake Shore Bancorp, Inc.	170	1,975
	Lakeland Bancorp, Inc.	4,541	60,350
#	Lakeland Financial Corp.	4,557	305,137
	Landmark Bancorp, Inc.	694	14,685
	LCNB Corp.	700	10,339
*	LendingClub Corp.	14,278	128,788
	Lincoln National Corp.	25,886	710,571
	Live Oak Bancshares, Inc.	7,042	256,118
	Loews Corp.	14,070	1,025,140
	LPL Financial Holdings, Inc.	9,125	2,182,609
*	Luther Burbank Corp.	5,459	52,406
	M&T Bank Corp.	9,279	1,281,430
	Macatawa Bank Corp.	4,300	45,838
*	Maiden Holdings Ltd.	26,100	45,936
	MainStreet Bancshares, Inc.	550	10,186
*	Markel Group, Inc.	744	1,114,088
	MarketAxess Holdings, Inc.	2,218	500,181
*	Marqeta, Inc., Class A	52,260	314,083
	Marsh & McLennan Cos., Inc.	21,206	4,110,571
	Mastercard, Inc., Class A	33,328	14,971,937
#	MBIA, Inc.	4,325	26,296
	Mercantile Bank Corp.	2,926	117,303
	Merchants Bancorp	4,986	218,088
	Mercury General Corp.	7,944	318,157
	Meridian Corp.	2,200	26,620
	MetLife, Inc.	17,205	1,192,651
#	Metrocity Bankshares, Inc.	1,782	42,590
*	Metropolitan Bank Holding Corp.	506	24,536
	MGIC Investment Corp.	47,115	934,762
	Mid Penn Bancorp, Inc.	1,037	22,171
#	Middlefield Banc Corp.	507	13,385
	Midland States Bancorp, Inc.	3,115	81,800
	MidWestOne Financial Group, Inc.	1,517	38,684
#	Moelis & Co., Class A	8,005	440,035
	Moody's Corp.	4,237	1,661,073
	Morgan Stanley	47,540	4,147,390
	Morningstar, Inc.	3,286	917,780
*	Mr Cooper Group, Inc.	14,074	948,025
	MSCI, Inc.	1,349	807,538
	MVB Financial Corp.	1,500	32,145
	Nasdaq, Inc.	26,124	1,509,183
	National Bank Holdings Corp., Class A	7,228	252,980
	National Bankshares, Inc.	518	16,711
	National Western Life Group, Inc., Class A	548	265,232
	Navient Corp.	26,284	452,610
	NBT Bancorp, Inc.	8,266	294,022
*	NCR Atleos Corp.	12,026	269,262
	Nelnet, Inc., Class A	4,287	373,526
*	NerdWallet, Inc., Class A	2,078	31,814
	New York Community Bancorp, Inc.	108,293	700,656
*	NI Holdings, Inc.	1,752	23,407
#*	Nicholas Financial, Inc.	801	5,655
#	Nicolet Bankshares, Inc.	2,096	163,006
*	NMI Holdings, Inc., Class A	9,763	311,635

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Northeast Bank	772	$42,329
	Northern Trust Corp.	11,467	913,232
	Northfield Bancorp, Inc.	8,607	103,542
	Northrim BanCorp, Inc.	900	45,477
	Northwest Bancshares, Inc.	21,190	262,120
	Oak Valley Bancorp	1,680	43,764
	OceanFirst Financial Corp.	12,060	207,794
*	Ocwen Financial Corp.	1,900	54,967
	OFG Bancorp	9,654	354,978
	Old National Bancorp	39,986	658,569
	Old Republic International Corp.	33,486	938,947
	Old Second Bancorp, Inc.	5,387	73,371
	OneMain Holdings, Inc.	19,132	910,683
	OP Bancorp	1,874	20,445
*	Open Lending Corp., Class A	5,948	43,658
	Oppenheimer Holdings, Inc., Class A	2,756	103,019
*	OptimumBank Holdings, Inc.	2,800	12,404
	Origin Bancorp, Inc.	3,105	94,703
	Orrstown Financial Services, Inc.	909	25,161
*	Oscar Health, Inc., Class A	14,588	182,642
	Pacific Premier Bancorp, Inc.	15,519	393,717
*	Palomar Holdings, Inc.	2,522	150,992
#	Park National Corp.	2,477	323,694
	Parke Bancorp, Inc.	1,446	26,765
	Pathward Financial, Inc.	5,963	308,764
*	Paymentus Holdings, Inc., Class A	4,088	64,836
*	Payoneer Global, Inc.	7,917	37,052
*	PayPal Holdings, Inc.	9,628	590,678
	PCB Bancorp	783	13,115
	Peapack-Gladstone Financial Corp.	2,762	76,176
	Penns Woods Bancorp, Inc.	1,243	26,799
	PennyMac Financial Services, Inc.	7,216	629,380
	Peoples Bancorp of North Carolina, Inc.	800	23,272
	Peoples Bancorp, Inc.	4,903	143,658
#	Peoples Financial Services Corp.	400	17,484
	Pinnacle Financial Partners, Inc.	9,851	870,631
	Piper Sandler Cos.	2,600	451,074
#	PJT Partners, Inc., Class A	1,669	160,508
	Plumas Bancorp	618	21,803
	PNC Financial Services Group, Inc.	10,831	1,637,756
*	Ponce Financial Group, Inc.	1,534	13,898
	Popular, Inc.	9,157	782,466
*	PRA Group, Inc.	7,470	170,092
	Preferred Bank	2,495	179,241
	Premier Financial Corp.	6,036	126,092
	Primerica, Inc.	6,170	1,444,767
	Primis Financial Corp.	3,254	42,953
	Princeton Bancorp, Inc.	613	20,021
	Principal Financial Group, Inc.	20,523	1,623,369
	ProAssurance Corp.	9,979	134,317
*	PROG Holdings, Inc.	7,851	240,555
	Progressive Corp.	9,560	1,704,070
	Prosperity Bancshares, Inc.	9,903	632,901
*	Provident Bancorp, Inc.	1,022	11,109
	Provident Financial Holdings, Inc.	1,300	19,630
	Provident Financial Services, Inc.	12,942	214,190
	Prudential Financial, Inc.	21,111	2,215,177
	QCR Holdings, Inc.	2,265	132,299
	Radian Group, Inc.	23,625	684,652

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Raymond James Financial, Inc.	13,610	$1,499,550
	RBB Bancorp	2,116	37,432
	Red River Bancshares, Inc.	800	40,968
	Regional Management Corp.	1,515	36,936
	Regions Financial Corp.	66,871	1,248,482
	Reinsurance Group of America, Inc.	6,270	1,090,290
	RenaissanceRe Holdings Ltd.	4,050	926,761
	Renasant Corp.	10,906	344,957
*	Repay Holdings Corp.	10,277	80,572
	Republic Bancorp, Inc., Class A	3,438	175,991
*	Rhinebeck Bancorp, Inc.	1,100	9,702
	Richmond Mutual BanCorp, Inc.	807	9,297
	Riverview Bancorp, Inc.	100	549
	RLI Corp.	6,286	857,222
	S&P Global, Inc.	6,057	2,715,656
	S&T Bancorp, Inc.	7,189	239,681
	Safety Insurance Group, Inc.	2,330	194,112
	Sandy Spring Bancorp, Inc.	8,920	217,470
	SB Financial Group, Inc.	1,000	15,320
	Seacoast Banking Corp. of Florida	7,469	183,439
*	Security National Financial Corp., Class A	3,437	26,912
	SEI Investments Co.	15,022	949,991
	Selective Insurance Group, Inc.	8,732	915,638
#	ServisFirst Bancshares, Inc.	7,036	472,397
#*	Shift4 Payments, Inc., Class A	622	44,666
	Shore Bancshares, Inc.	2,792	36,128
	Sierra Bancorp	1,944	40,338
	Silvercrest Asset Management Group, Inc., Class A	800	13,344
	Simmons First National Corp., Class A	34,595	657,651
*	SiriusPoint Ltd.	4,320	50,976
	SLM Corp.	41,993	834,821
	SmartFinancial, Inc.	1,389	32,308
	Sound Financial Bancorp, Inc.	600	23,646
	South Plains Financial, Inc.	760	20,581
*	Southern First Bancshares, Inc.	700	26,243
	Southern Missouri Bancorp, Inc.	1,213	52,899
#	Southside Bancshares, Inc.	5,693	178,191
	SouthState Corp.	9,575	795,682
	State Street Corp.	17,636	1,302,771
	Stellar Bancorp, Inc.	6,497	162,620
	StepStone Group, Inc., Class A	5,383	180,061
*	Sterling Bancorp, Inc.	3,844	20,796
	Stewart Information Services Corp.	3,962	244,297
	Stifel Financial Corp.	11,171	814,924
#	Stock Yards Bancorp, Inc.	4,151	206,388
*	StoneX Group, Inc.	5,200	341,900
	Summit Financial Group, Inc.	2,801	79,240
	Summit State Bank	441	5,186
#*	SWK Holdings Corp.	730	12,629
	Synchrony Financial	34,518	1,341,715
	Synovus Financial Corp.	21,201	798,430
	T Rowe Price Group, Inc.	11,607	1,258,779
	Territorial Bancorp, Inc.	1,300	13,962
*	Texas Capital Bancshares, Inc.	7,960	485,560
#	TFS Financial Corp.	20,144	268,318
	Timberland Bancorp, Inc.	500	13,985
	Tiptree, Inc.	5,339	101,067
	Tompkins Financial Corp.	2,533	125,105
	Towne Bank	12,538	352,443

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Tradeweb Markets, Inc., Class A	4,604	$439,176
	Travelers Cos., Inc.	23,280	4,920,461
	TriCo Bancshares	5,850	212,647
*	Triumph Financial, Inc.	3,989	281,823
	Truist Financial Corp.	46,845	1,736,076
	TrustCo Bank Corp.	2,732	78,955
	Trustmark Corp.	12,421	335,243
	U.S. Bancorp	43,377	1,801,881
	UMB Financial Corp.	7,738	638,385
	Union Bankshares, Inc.	320	9,590
#	United Bancorp, Inc.	685	8,247
	United Bancshares, Inc.	436	8,332
	United Bankshares, Inc.	42,261	1,515,057
	United Community Banks, Inc.	17,059	466,393
	United Fire Group, Inc.	3,989	89,393
	United Security Bancshares	402	3,236
	Unity Bancorp, Inc.	471	12,901
	Universal Insurance Holdings, Inc.	4,600	76,452
	Univest Financial Corp.	7,001	148,701
	Unum Group	32,096	1,551,521
	Valley National Bancorp	76,302	734,025
	Value Line, Inc.	213	9,500
#*	Velocity Financial, Inc.	1,227	19,325
	Veritex Holdings, Inc.	7,938	166,777
	Victory Capital Holdings, Inc., Class A	3,797	128,073
	Virtu Financial, Inc., Class A	15,467	259,691
	Virtus Investment Partners, Inc.	1,153	272,235
#	Visa, Inc., Class A	60,057	16,411,176
	Voya Financial, Inc.	12,824	928,073
	W R Berkley Corp.	14,985	1,226,972
	WaFd, Inc.	11,219	325,800
	Walker & Dunlop, Inc.	5,376	519,268
	Washington Trust Bancorp, Inc.	2,152	59,847
	Waterstone Financial, Inc.	4,026	53,546
	Webster Financial Corp.	18,016	891,432
	Wells Fargo & Co.	99,638	4,999,835
	WesBanco, Inc.	10,190	298,975
	West BanCorp, Inc.	1,799	33,839
	Westamerica BanCorp	4,137	197,418
	Western Alliance Bancorp	11,765	752,489
	Western New England Bancorp, Inc.	3,241	27,581
	Western Union Co.	39,439	495,748
	Westwood Holdings Group, Inc.	850	10,455
*	WEX, Inc.	4,644	949,187
	White Mountains Insurance Group Ltd.	520	819,504
	Willis Towers Watson PLC	5,910	1,455,633
	Wintrust Financial Corp.	8,704	844,114
#	WisdomTree, Inc.	23,286	157,646
#*	World Acceptance Corp.	1,196	157,047
	WSFS Financial Corp.	9,479	421,910
	Zions Bancorp NA	19,016	796,770
TOTAL FINANCIALS			302,753,024
HEALTH CARE — (5.4%)
#*	4D Molecular Therapeutics, Inc.	4,978	85,870
*	Acadia Healthcare Co., Inc.	11,333	930,893
*	Accolade, Inc.	13,407	151,767
#*	Accuray, Inc.	19,974	51,733
††	Achillion Pharmaceuticals, Inc.	21,184	5,720

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	AdaptHealth Corp.	3,008	$21,718
*	Addus HomeCare Corp.	2,688	232,781
*	ADMA Biologics, Inc.	23,308	120,968
*	Agiliti, Inc.	5,742	40,711
*	Agios Pharmaceuticals, Inc.	9,351	211,520
††	Albireo Pharma, Inc.	2,691	14,558
#*	Aldeyra Therapeutics, Inc.	10,663	33,375
*	Alector, Inc.	5,690	33,912
*	Align Technology, Inc.	1,656	442,682
*	Alkermes PLC	18,911	511,543
*	Alnylam Pharmaceuticals, Inc.	868	150,086
*	Amedisys, Inc.	1,254	118,215
*	American Shared Hospital Services	2,300	6,141
*	AMN Healthcare Services, Inc.	7,401	547,748
*	AnaptysBio, Inc.	3,897	91,969
*	AngioDynamics, Inc.	5,619	33,152
*	Anika Therapeutics, Inc.	2,097	49,321
#*	Apollo Medical Holdings, Inc.	6,011	208,882
#*	Arcturus Therapeutics Holdings, Inc.	1,038	34,223
#*	Arcus Biosciences, Inc.	5,109	77,350
#*	Artivion, Inc.	5,963	99,701
*	Arvinas, Inc.	3,003	124,624
*	AtriCure, Inc.	8,011	272,855
	Atrion Corp.	237	80,580
*	Avanos Medical, Inc.	8,252	158,356
*	Avantor, Inc.	31,512	724,461
#*	Avid Bioservices, Inc.	4,868	32,956
#*	Avidity Biosciences, Inc.	9,246	113,079
*	Axonics, Inc.	3,944	267,719
*	Azenta, Inc.	8,408	548,202
	Baxter International, Inc.	12,493	483,354
#*	BioLife Solutions, Inc.	1,059	18,003
*	Boston Scientific Corp.	40,160	2,540,522
#*	Brookdale Senior Living, Inc.	32,055	175,341
	Bruker Corp.	17,862	1,277,312
	Cardinal Health, Inc.	15,043	1,642,545
*	CareDx, Inc.	6,500	55,640
#*	Caribou Biosciences, Inc.	9,250	56,702
*	Castle Biosciences, Inc.	3,261	75,264
*	Catalyst Pharmaceuticals, Inc.	11,568	166,579
	Cencora, Inc.	10,494	2,441,744
#*	Certara, Inc.	13,073	211,260
	Chemed Corp.	1,762	1,044,496
††	Chinook Therapeutics, Inc.	7,288	2,114
#*	Cogent Biosciences, Inc.	8,449	37,429
*	Collegium Pharmaceutical, Inc.	5,115	168,590
*	Computer Programs & Systems, Inc.	2,070	20,969
	CONMED Corp.	3,699	353,624
††	Contra Abiomed, Inc.	1,121	17,499
*	CorVel Corp.	2,976	700,372
#*	Crinetics Pharmaceuticals, Inc.	6,887	251,238
#*	CRISPR Therapeutics AG	20,342	1,280,529
*	Cross Country Healthcare, Inc.	7,273	154,551
*	CryoPort, Inc.	5,752	83,462
*	Cullinan Oncology, Inc.	2,969	44,951
	CVS Health Corp.	50,222	3,735,010
*	Cymabay Therapeutics, Inc.	3,800	89,338
#*	Cytek Biosciences, Inc.	1,191	8,992
*	DaVita, Inc.	13,346	1,443,503

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Deciphera Pharmaceuticals, Inc.	9,091	$130,183
#*	Definitive Healthcare Corp.	6,489	55,156
*	Denali Therapeutics, Inc.	12,877	206,161
	DENTSPLY SIRONA, Inc.	20,308	705,703
*	Dexcom, Inc.	3,382	410,406
#*	Doximity, Inc., Class A	8,334	224,601
*	Dynavax Technologies Corp.	13,410	173,257
*	Dyne Therapeutics, Inc.	7,900	169,060
*	Edgewise Therapeutics, Inc.	2,800	49,924
*	Edwards Lifesciences Corp.	9,138	717,059
*	Elanco Animal Health, Inc.	50,192	739,830
#*	Electromed, Inc.	2,532	25,447
	Elevance Health, Inc.	7,193	3,549,314
*	Enanta Pharmaceuticals, Inc.	2,910	35,356
	Encompass Health Corp.	13,306	945,258
*	Enhabit, Inc.	6,653	67,129
*	Enovis Corp.	6,480	380,376
	Ensign Group, Inc.	8,218	930,442
*	Envista Holdings Corp.	30,928	726,808
*	Evolent Health, Inc., Class A	12,175	358,067
*	Exact Sciences Corp.	9,427	616,526
*	Exelixis, Inc.	29,289	637,329
*	FONAR Corp.	1,170	22,885
*	Fortrea Holdings, Inc.	6,933	214,646
#*	Fulcrum Therapeutics, Inc.	3,640	26,281
*	Fulgent Genetics, Inc.	3,943	96,958
*	GE HealthCare Technologies, Inc.	23,940	1,756,238
*	Generation Bio Co.	3,669	6,898
#*	Glaukos Corp.	4,247	378,110
*	Globus Medical, Inc., Class A	11,943	630,471
#*	GoodRx Holdings, Inc., Class A	9,207	55,242
*	Haemonetics Corp.	5,420	414,413
*	Halozyme Therapeutics, Inc.	14,647	495,801
*	Harmony Biosciences Holdings, Inc.	9,137	288,181
*	Health Catalyst, Inc.	9,328	91,135
*	HealthEquity, Inc.	7,876	595,268
	HealthStream, Inc.	4,637	123,437
*	Henry Schein, Inc.	11,488	859,762
*	Hims & Hers Health, Inc.	16,469	141,304
*	Hologic, Inc.	13,705	1,020,200
	Humana, Inc.	4,268	1,613,560
*	ICU Medical, Inc.	825	75,512
*	Ideaya Biosciences, Inc.	6,530	284,251
*	IDEXX Laboratories, Inc.	4,268	2,198,361
*	ImmuCell Corp.	1,406	7,466
#*	Immunovant, Inc.	10,500	382,305
*	Incyte Corp.	7,236	425,260
*	Innoviva, Inc.	12,963	210,001
*	Inozyme Pharma, Inc.	7,058	38,819
*	Insulet Corp.	490	93,526
*	Integer Holdings Corp.	5,238	530,714
*	Integra LifeSciences Holdings Corp.	12,379	497,017
#*	Intellia Therapeutics, Inc.	4,713	112,264
*	Intuitive Surgical, Inc.	2,851	1,078,305
#*	Iovance Biotherapeutics, Inc.	26,559	205,301
*	IQVIA Holdings, Inc.	17,273	3,596,757
	iRadimed Corp.	1,040	43,066
*	iTeos Therapeutics, Inc.	3,190	31,740
#*	KalVista Pharmaceuticals, Inc.	5,292	83,455

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Krystal Biotech, Inc.	3,235	$359,894
*	Kura Oncology, Inc.	14,291	287,821
#*	Kymera Therapeutics, Inc.	11,594	380,051
	Laboratory Corp. of America Holdings	6,933	1,541,206
*	Lantheus Holdings, Inc.	9,146	474,952
#	LeMaitre Vascular, Inc.	2,609	151,426
*	LENSAR, Inc.	1,586	5,630
#*	LifeStance Health Group, Inc.	13,674	81,771
*	Ligand Pharmaceuticals, Inc.	2,957	216,157
*	LivaNova PLC	7,169	348,987
#*	Masimo Corp.	2,518	324,671
	McKesson Corp.	2,031	1,015,277
#*	Medpace Holdings, Inc.	3,331	971,253
	Medtronic PLC	34,876	3,053,045
*	Merit Medical Systems, Inc.	7,916	619,823
	Mesa Laboratories, Inc.	572	52,407
*	Mettler-Toledo International, Inc.	843	1,009,231
*	ModivCare, Inc.	2,214	88,051
*	Molina Healthcare, Inc.	4,260	1,518,434
*	Mural Oncology PLC	1,891	8,301
*	Myriad Genetics, Inc.	18,382	393,191
#	National HealthCare Corp.	2,673	248,696
	National Research Corp.	2,585	101,849
*	Nautilus Biotechnology, Inc.	5,154	14,328
#*	NeoGenomics, Inc.	26,304	390,614
*	Neurocrine Biosciences, Inc.	3,855	538,813
#*	Nurix Therapeutics, Inc.	10,865	85,833
*	Olema Pharmaceuticals, Inc.	9,000	117,360
*	OmniAb, Inc.	16,063	93,165
*»	OmniAb, Inc.	977	0
*»	OmniAb, Inc.	977	0
*	Omnicell, Inc.	3,092	99,470
††	Opiant Pharmaceuticals, Inc.	1,079	129
*	Option Care Health, Inc.	19,327	603,775
*	OraSure Technologies, Inc.	11,009	81,136
*	Organogenesis Holdings, Inc.	15,625	51,562
*	Orthofix Medical, Inc.	2,977	41,351
#*	OrthoPediatrics Corp.	3,231	84,394
*	Owens & Minor, Inc.	11,862	233,800
*	Pacira BioSciences, Inc.	7,492	244,164
#	Patterson Cos., Inc.	11,256	336,104
#*††	PDL BioPharma, Inc.	20,904	33,655
*	Pediatrix Medical Group, Inc.	16,300	152,568
*	Pennant Group, Inc.	4,190	62,892
*	Penumbra, Inc.	1,029	259,503
*	PetIQ, Inc.	3,775	67,837
*	PMV Pharmaceuticals, Inc.	3,100	5,456
	Premier, Inc., Class A	19,056	411,991
*	Prestige Consumer Healthcare, Inc.	8,493	522,659
*	Protagonist Therapeutics, Inc.	283	7,078
*	Prothena Corp. PLC	5,964	169,318
#	Psychemedics Corp.	2,234	7,149
#*	Pulmonx Corp.	1,931	25,644
*	Quanterix Corp.	3,667	81,004
	Quest Diagnostics, Inc.	7,759	996,488
*	QuidelOrtho Corp.	3,257	223,137
*	R1 RCM, Inc.	29,952	306,708
*	RadNet, Inc.	7,245	267,848
#*	RAPT Therapeutics, Inc.	2,000	49,500

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Relay Therapeutics, Inc.	19,773	$182,900
*	Repligen Corp.	3,676	696,234
*	Replimune Group, Inc.	9,525	73,914
	ResMed, Inc.	6,268	1,192,174
	Royalty Pharma PLC, Class A	14,326	406,715
*	Sage Therapeutics, Inc.	11,900	305,116
#*	Schrodinger, Inc.	15,639	413,652
	Select Medical Holdings Corp.	19,138	497,397
*	SI-BONE, Inc.	1,459	29,486
#	SIGA Technologies, Inc.	9,731	47,487
#*	Sotera Health Co.	16,076	236,639
#*	SpringWorks Therapeutics, Inc.	5,558	245,275
#*	STAAR Surgical Co.	1,031	28,878
	STERIS PLC	5,494	1,202,911
††	Strongbridge Biopharma	6,381	1,706
	Stryker Corp.	5,471	1,835,411
*	Surmodics, Inc.	898	31,619
*	Sutro Biopharma, Inc.	4,200	18,228
*	Tactile Systems Technology, Inc.	1,295	19,645
#*	Tarsus Pharmaceuticals, Inc.	2,875	78,315
*	Teladoc Health, Inc.	19,927	387,182
#	Teleflex, Inc.	3,043	738,932
*	Twist Bioscience Corp.	7,835	253,854
	U.S. Physical Therapy, Inc.	1,590	146,693
*	UFP Technologies, Inc.	1,356	228,500
*	United Therapeutics Corp.	4,505	967,584
	Utah Medical Products, Inc.	296	23,446
*	Vanda Pharmaceuticals, Inc.	4,700	16,920
*	Varex Imaging Corp.	6,078	117,123
*	Veeva Systems, Inc., Class A	4,039	837,729
*	Veracyte, Inc.	9,230	230,935
*	Veradigm, Inc.	23,232	212,108
*	Vericel Corp.	2,712	116,562
*	Waters Corp.	3,641	1,156,782
	West Pharmaceutical Services, Inc.	2,890	1,078,057
*	Xencor, Inc.	11,236	210,113
*	Xenon Pharmaceuticals, Inc.	3,723	168,354
*	Zentalis Pharmaceuticals, Inc.	7,373	87,370
	Zimmer Biomet Holdings, Inc.	9,586	1,204,002
*	Zimvie, Inc.	3,415	59,694
	Zoetis, Inc.	16,395	3,079,145
TOTAL HEALTH CARE			94,571,950
INDUSTRIALS — (14.9%)
#*	3D Systems Corp.	8,103	38,813
	A O Smith Corp.	17,385	1,349,250
	AAON, Inc.	8,920	625,827
*	AAR Corp.	5,387	327,637
	ABM Industries, Inc.	11,937	486,910
	ACCO Brands Corp.	18,062	109,817
	Acme United Corp.	700	33,516
	Acuity Brands, Inc.	3,901	929,062
*	ACV Auctions, Inc., Class A	5,775	74,902
	Advanced Drainage Systems, Inc.	8,712	1,136,219
	AECOM	10,666	940,635
*	AerSale Corp.	5,650	52,545
	AGCO Corp.	11,396	1,394,073
	Air Lease Corp.	25,058	1,047,675
*	Air T, Inc.	601	9,983

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Air Transport Services Group, Inc.	7,500	$116,175
	Alamo Group, Inc.	1,643	348,776
*	Alaska Air Group, Inc.	16,937	606,853
	Albany International Corp., Class A	4,589	408,008
*	Alight, Inc., Class A	21,407	190,950
	Allegiant Travel Co.	1,651	129,438
	Allegion PLC	9,295	1,151,558
	Allient, Inc.	2,437	67,895
	Allison Transmission Holdings, Inc.	16,872	1,021,431
#*	Ameresco, Inc., Class A	2,313	47,255
#*	American Airlines Group, Inc.	39,693	564,831
#*	American Superconductor Corp.	2,980	32,780
*	American Woodmark Corp.	2,938	268,181
	AMETEK, Inc.	11,753	1,904,574
*	API Group Corp.	22,249	701,288
	Apogee Enterprises, Inc.	3,734	197,193
	Applied Industrial Technologies, Inc.	5,339	942,120
	ARC Document Solutions, Inc.	25,800	76,110
	ArcBest Corp.	4,841	576,708
	Arcosa, Inc.	8,034	628,902
	Argan, Inc.	2,682	118,893
	Armstrong World Industries, Inc.	7,394	733,559
#*	Array Technologies, Inc.	11,446	151,545
*	Art's-Way Manufacturing Co., Inc.	3,212	6,585
*	ASGN, Inc.	6,678	619,852
	Astec Industries, Inc.	4,397	156,533
*	Astronics Corp.	3,705	62,652
*	Astronics Corp., Class B	835	14,128
#*	Asure Software, Inc.	4,001	35,369
*	Atkore, Inc.	6,451	983,971
	Automatic Data Processing, Inc.	17,797	4,374,147
	Avis Budget Group, Inc.	2,629	430,394
*	AZEK Co., Inc.	13,560	522,874
	AZZ, Inc.	3,732	233,063
	Barnes Group, Inc.	8,640	286,070
	Barrett Business Services, Inc.	1,545	173,457
*	Beacon Roofing Supply, Inc.	11,328	938,978
*	Blue Bird Corp.	3,546	103,295
*	BlueLinx Holdings, Inc.	1,302	150,173
	Boise Cascade Co.	6,896	934,132
	Booz Allen Hamilton Holding Corp.	13,944	1,962,897
	Brady Corp., Class A	6,607	397,940
*	BrightView Holdings, Inc.	7,540	67,332
	Brink's Co.	6,787	548,661
	Broadridge Financial Solutions, Inc.	6,861	1,401,016
*	Builders FirstSource, Inc.	14,095	2,448,724
*	CACI International, Inc., Class A	2,544	874,449
	Cadeler AS, ADR	3,216	58,145
	Carlisle Cos., Inc.	5,013	1,575,385
	Carrier Global Corp.	27,107	1,483,024
*	Casella Waste Systems, Inc., Class A	2,376	202,768
	Caterpillar, Inc.	22,679	6,810,730
*	CBIZ, Inc.	8,891	566,001
*	CECO Environmental Corp.	4,856	93,866
	CH Robinson Worldwide, Inc.	14,899	1,252,857
*	Cimpress PLC	3,000	225,660
	Cintas Corp.	3,246	1,962,434
	Civeo Corp.	743	16,495
#*	Clarivate PLC	17,039	152,329

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Clean Harbors, Inc.	8,883	$1,491,989
	Columbus McKinnon Corp.	4,597	179,605
	Comfort Systems USA, Inc.	5,226	1,136,498
*	Commercial Vehicle Group, Inc.	4,608	29,906
	CompX International, Inc.	811	19,561
	Concentrix Corp.	7,294	648,218
*	Concrete Pumping Holdings, Inc.	2,727	21,052
*	Conduent, Inc.	29,814	107,330
*	Construction Partners, Inc., Class A	4,406	200,473
	Copa Holdings SA, Class A	4,105	394,326
*	Copart, Inc.	52,176	2,506,535
*	Core & Main, Inc., Class A	16,666	688,472
#††	Costa Communications, Inc.	99	131
	Covenant Logistics Group, Inc.	2,890	139,703
	CRA International, Inc.	1,211	129,868
	Crane Co.	7,858	975,256
	CSG Systems International, Inc.	5,476	275,498
	CSW Industrials, Inc.	2,635	557,487
	CSX Corp.	106,116	3,788,341
	Cummins, Inc.	9,418	2,253,727
	Curtiss-Wright Corp.	5,799	1,290,683
*	Daseke, Inc.	2,900	23,606
#*	Dayforce, Inc.	12,178	846,615
	Deere & Co.	14,209	5,592,378
	Delta Air Lines, Inc.	65,739	2,573,024
	Deluxe Corp.	9,272	175,334
*	Distribution Solutions Group, Inc.	1,546	49,348
*	DLH Holdings Corp.	1,100	17,270
*	DNOW, Inc.	18,221	183,850
	Donaldson Co., Inc.	17,549	1,133,490
	Douglas Dynamics, Inc.	4,778	120,167
	Dover Corp.	10,318	1,545,430
	Dun & Bradstreet Holdings, Inc.	43,764	507,225
*	DXP Enterprises, Inc.	2,519	81,162
*	Dycom Industries, Inc.	4,836	540,181
	Eastern Co.	312	7,672
	Eaton Corp. PLC	12,551	3,088,550
	EMCOR Group, Inc.	5,566	1,269,660
	Emerson Electric Co.	11,404	1,046,089
	Encore Wire Corp.	3,096	698,148
*	Energy Recovery, Inc.	4,025	62,428
	Enerpac Tool Group Corp.	8,520	266,080
	EnerSys	6,282	600,371
	Ennis, Inc.	3,943	80,319
	Enpro, Inc.	3,788	565,851
*	Enviri Corp.	12,092	104,112
	Equifax, Inc.	5,520	1,348,757
	Esab Corp.	5,184	445,772
	ESCO Technologies, Inc.	4,269	434,883
#	EVI Industries, Inc.	463	10,691
*	ExlService Holdings, Inc.	15,847	495,694
	Expeditors International of Washington, Inc.	14,698	1,856,798
	Exponent, Inc.	6,414	565,651
	Fastenal Co.	33,210	2,265,918
	Federal Signal Corp.	8,906	685,584
	FedEx Corp.	11,680	2,818,267
	Ferguson PLC	17,932	3,368,706
	First Advantage Corp.	8,639	141,420
	Flowserve Corp.	17,133	684,121

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Fluor Corp.	17,180	$647,858
*	Forrester Research, Inc.	3,647	92,926
	Fortive Corp.	18,985	1,484,247
	Fortune Brands Innovations, Inc.	12,787	992,143
	Forward Air Corp.	3,871	171,601
*	Franklin Covey Co.	2,340	94,630
	Franklin Electric Co., Inc.	6,549	617,309
*	FTI Consulting, Inc.	4,598	881,023
*	Gates Industrial Corp. PLC	36,420	469,090
	GATX Corp.	5,801	711,493
*	Gencor Industries, Inc.	1,048	16,349
*	Generac Holdings, Inc.	5,104	580,172
	Genpact Ltd.	21,889	785,815
*	Gibraltar Industries, Inc.	5,712	462,215
	Global Industrial Co.	5,216	221,836
*	GMS, Inc.	6,537	550,154
	Gorman-Rupp Co.	3,516	117,399
	Graco, Inc.	12,465	1,063,264
#	Granite Construction, Inc.	9,618	433,868
*	Great Lakes Dredge & Dock Corp.	8,897	67,973
	Greenbrier Cos., Inc.	5,318	241,756
	Griffon Corp.	9,266	539,837
*	GXO Logistics, Inc.	12,803	696,227
	H&E Equipment Services, Inc.	5,803	312,143
*	Hawaiian Holdings, Inc.	2,646	37,706
#*	Hayward Holdings, Inc.	11,681	146,246
*	Healthcare Services Group, Inc.	8,187	77,285
	Heartland Express, Inc.	12,593	163,079
	HEICO Corp.	2,376	426,706
	HEICO Corp., Class A	3,446	487,506
	Heidrick & Struggles International, Inc.	2,552	76,483
	Helios Technologies, Inc.	4,776	197,058
	Herc Holdings, Inc.	4,935	727,863
#*	Hertz Global Holdings, Inc.	306	2,555
	Hexcel Corp.	11,394	756,448
	Hillenbrand, Inc.	9,788	455,827
	HireQuest, Inc.	1,219	16,213
	HNI Corp.	6,420	261,422
	Honeywell International, Inc.	29,101	5,885,968
	Howmet Aerospace, Inc.	22,815	1,283,572
*	Hub Group, Inc., Class A	11,878	537,836
	Hubbell, Inc.	5,602	1,879,863
#*	Hudson Technologies, Inc.	6,390	81,025
	Hurco Cos., Inc.	876	21,120
*	Huron Consulting Group, Inc.	5,037	521,481
	Hyster-Yale Materials Handling, Inc.	1,412	92,797
	ICF International, Inc.	2,339	325,215
	IDEX Corp.	3,028	640,422
*	IES Holdings, Inc.	2,523	206,785
	Illinois Tool Works, Inc.	11,263	2,938,517
	Ingersoll Rand, Inc.	22,336	1,783,753
#*	Innodata, Inc.	4,000	41,480
#*	Innovative Solutions & Support, Inc.	400	3,256
	Insperity, Inc.	4,225	484,565
	Insteel Industries, Inc.	2,607	90,280
	Interface, Inc.	7,820	97,046
	ITT, Inc.	9,145	1,104,533
	Jacobs Solutions, Inc.	5,660	762,798
*	Janus International Group, Inc.	7,952	112,521

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	JB Hunt Transport Services, Inc.	9,917	$1,993,119
*	JELD-WEN Holding, Inc.	15,474	287,816
#*	JetBlue Airways Corp.	56,712	301,141
	John Bean Technologies Corp.	4,296	424,273
	Johnson Controls International PLC	47,356	2,495,188
	Kadant, Inc.	1,782	509,652
	Kaman Corp.	3,967	178,713
	KBR, Inc.	11,824	616,149
	Kelly Services, Inc., Class A	6,650	136,658
#	Kennametal, Inc.	15,486	379,717
	Kforce, Inc.	3,986	272,443
*	Kirby Corp.	9,704	763,317
	Knight-Swift Transportation Holdings, Inc.	19,235	1,103,704
	Korn Ferry	8,932	524,040
*	L B Foster Co., Class A	876	20,139
	Landstar System, Inc.	5,285	1,013,240
	Lennox International, Inc.	2,316	991,619
	Lincoln Electric Holdings, Inc.	6,532	1,451,541
	Lindsay Corp.	1,133	147,415
*	Liquidity Services, Inc.	3,459	60,360
*	LS Starrett Co., Class A	1,800	24,120
	LSI Industries, Inc.	3,205	43,780
	Luxfer Holdings PLC	1,400	11,522
*	Manitex International, Inc.	2,502	18,715
*	Manitowoc Co., Inc.	5,633	90,691
	ManpowerGroup, Inc.	7,780	576,809
	Marten Transport Ltd.	11,811	218,504
	Masco Corp.	8,924	600,496
*	Masonite International Corp.	2,947	271,271
*	MasTec, Inc.	11,837	777,336
*	Mastech Digital, Inc.	3,000	25,800
*	Masterbrand, Inc.	24,063	338,566
*	Matrix Service Co.	1,886	17,502
	Matson, Inc.	7,726	865,544
	Matthews International Corp., Class A	5,177	170,323
	Maximus, Inc.	8,637	700,633
*	Mayville Engineering Co., Inc.	932	11,827
	McGrath RentCorp	40	5,026
*	Mercury Systems, Inc.	6,988	207,264
*	Middleby Corp.	5,923	835,558
	Miller Industries, Inc.	1,300	52,325
	MillerKnoll, Inc.	10,455	277,998
*	Mistras Group, Inc.	2,600	20,202
*	Montrose Environmental Group, Inc.	1,662	48,547
	Moog, Inc., Class A	4,615	645,177
*	MRC Global, Inc.	16,961	180,804
	MSA Safety, Inc.	3,471	572,819
	MSC Industrial Direct Co., Inc., Class A	6,274	619,118
	Mueller Industries, Inc.	20,100	964,800
	Mueller Water Products, Inc., Class A	22,826	312,944
*	MYR Group, Inc.	2,344	337,184
*	NEXTracker, Inc., Class A	4,558	206,341
	NL Industries, Inc.	7,700	40,425
	Nordson Corp.	3,283	826,397
*	Northwest Pipe Co.	1,465	44,492
*	NV5 Global, Inc.	1,720	180,411
	nVent Electric PLC	17,239	1,035,030
	Old Dominion Freight Line, Inc.	3,963	1,549,612
	Omega Flex, Inc.	981	68,435

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	OPENLANE, Inc.	19,685	$277,165
	Oshkosh Corp.	7,089	780,499
	Otis Worldwide Corp.	14,948	1,322,001
	Owens Corning	14,523	2,200,670
	PACCAR, Inc.	26,651	2,675,494
*	PAM Transportation Services, Inc.	3,004	62,213
	Pangaea Logistics Solutions Ltd.	3,295	30,709
	Park Aerospace Corp.	1,437	21,196
	Parker-Hannifin Corp.	4,062	1,886,799
	Park-Ohio Holdings Corp.	1,783	44,111
*	Parsons Corp.	12,580	819,587
	Paychex, Inc.	15,012	1,827,411
	Paycom Software, Inc.	1,952	371,348
#*	Paycor HCM, Inc.	7,417	144,112
*	Paylocity Holding Corp.	2,281	361,333
	Pentair PLC	16,545	1,210,598
*	Performant Financial Corp.	10,905	30,752
*	Perma-Pipe International Holdings, Inc.	300	2,409
*	Pioneer Power Solutions, Inc.	7,618	38,090
	Pitney Bowes, Inc.	15,585	64,054
#*	Plug Power, Inc.	27,969	124,462
	Powell Industries, Inc.	1,301	154,208
	Preformed Line Products Co.	889	108,680
	Primoris Services Corp.	8,827	289,526
*	Proto Labs, Inc.	3,448	124,438
	Quanex Building Products Corp.	5,988	186,945
	Quanta Services, Inc.	8,825	1,712,491
*	Radiant Logistics, Inc.	4,889	30,018
*	RBC Bearings, Inc.	1,865	500,827
*	RCM Technologies, Inc.	6,684	184,144
	Regal Rexnord Corp.	8,462	1,129,339
	Republic Services, Inc.	9,323	1,595,352
*	Resideo Technologies, Inc.	24,305	407,595
	Resources Connection, Inc.	5,098	68,619
	REV Group, Inc.	10,564	206,209
	Robert Half, Inc.	15,436	1,227,779
	Rockwell Automation, Inc.	6,875	1,741,300
	Rollins, Inc.	17,303	749,393
	Rush Enterprises, Inc., Class A	10,810	485,477
	Rush Enterprises, Inc., Class B	2,925	138,265
*	RXO, Inc.	15,203	316,222
	Ryder System, Inc.	8,414	955,578
*	Saia, Inc.	2,114	952,526
	Schneider National, Inc., Class B	12,728	312,091
	Science Applications International Corp.	7,590	968,939
	Sensata Technologies Holding PLC	17,075	617,603
#*	Shoals Technologies Group, Inc., Class A	567	7,467
	Shyft Group, Inc.	4,649	50,349
*	SIFCO Industries, Inc.	1,584	4,879
	Simpson Manufacturing Co., Inc.	5,786	1,047,208
#*	SiteOne Landscape Supply, Inc.	4,790	740,295
	Snap-on, Inc.	4,484	1,300,046
	Southwest Airlines Co.	31,540	942,731
#	Spirit Airlines, Inc.	9,853	61,975
*	SPX Technologies, Inc.	6,066	610,482
	SS&C Technologies Holdings, Inc.	14,012	855,012
	Standex International Corp.	1,553	229,316
	Stanley Black & Decker, Inc.	8,635	805,646
	Steelcase, Inc., Class A	13,557	171,903

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Stericycle, Inc.	13,291	$637,968
#*	Sterling Check Corp.	8,823	120,346
*	Sterling Infrastructure, Inc.	2,955	221,921
*	Stratasys Ltd.	12,231	161,694
*	Sun Country Airlines Holdings, Inc.	2,766	37,645
#*	Sunrun, Inc.	24,809	359,234
*	Taylor Devices, Inc.	1,040	32,032
#	Tecnoglass, Inc.	7,542	347,007
	Tennant Co.	3,041	287,435
	Terex Corp.	9,959	611,781
	Tetra Tech, Inc.	4,303	680,649
	Textainer Group Holdings Ltd.	294	14,597
*	Thermon Group Holdings, Inc.	5,028	164,818
	Timken Co.	10,179	833,762
*	Titan International, Inc.	9,194	135,703
*	Titan Machinery, Inc.	4,124	110,235
#	Toro Co.	13,510	1,249,405
	Trane Technologies PLC	7,866	1,982,625
*	Transcat, Inc.	303	33,342
	TransDigm Group, Inc.	1,403	1,533,030
	TransUnion	9,178	635,026
*	Trex Co., Inc.	12,102	986,071
*	TriNet Group, Inc.	5,330	606,021
	Trinity Industries, Inc.	16,456	413,704
*	Triumph Group, Inc.	2,654	42,995
*	TrueBlue, Inc.	6,368	87,751
	TTEC Holdings, Inc.	7,261	147,979
*	Tutor Perini Corp.	11,511	103,139
	Twin Disc, Inc.	300	4,587
*	Uber Technologies, Inc.	11,351	740,880
	UFP Industries, Inc.	10,160	1,152,652
#*	U-Haul Holding Co.	2,403	159,223
	U-Haul Holding Co.	19,666	1,256,067
*	Ultralife Corp.	900	6,363
	UniFirst Corp.	1,931	327,150
	Union Pacific Corp.	29,358	7,161,297
*	United Airlines Holdings, Inc.	16,753	693,239
	United Parcel Service, Inc., Class B	33,849	4,803,173
	United Rentals, Inc.	7,360	4,602,944
	Universal Logistics Holdings, Inc.	3,206	97,847
*	Upwork, Inc.	2,065	28,311
*	V2X, Inc.	1,615	62,807
	Valmont Industries, Inc.	2,887	651,625
	Verisk Analytics, Inc.	11,085	2,677,360
*	Verra Mobility Corp.	19,952	477,052
	Vertiv Holdings Co., Class A	16,546	932,036
	Vestis Corp.	12,914	276,360
*	Viad Corp.	1,680	55,541
*	Vicor Corp.	1,482	55,827
	Virco Mfg. Corp.	4,104	49,166
	VSE Corp.	2,064	128,195
	Wabash National Corp.	9,266	234,430
	Waste Management, Inc.	18,736	3,477,964
#	Watsco, Inc.	3,818	1,492,762
	Watts Water Technologies, Inc., Class A	3,258	645,117
	Werner Enterprises, Inc.	11,037	436,513
	WESCO International, Inc.	6,067	1,052,746
	Westinghouse Air Brake Technologies Corp.	10,703	1,408,194
*	Wilhelmina International, Inc.	5,495	24,343

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Willdan Group, Inc.	657	$12,575
*	Willis Lease Finance Corp.	856	41,953
*	WillScot Mobile Mini Holdings Corp.	24,125	1,141,112
	Woodward, Inc.	5,727	789,009
	WW Grainger, Inc.	3,769	3,375,667
*	XPO, Inc.	15,203	1,298,944
	Xylem, Inc.	12,883	1,448,565
TOTAL INDUSTRIALS			259,390,101
INFORMATION TECHNOLOGY — (26.6%)
#	A10 Networks, Inc.	9,966	133,245
	Accenture PLC, Class A	28,651	10,425,526
*	ACI Worldwide, Inc.	15,333	461,063
	Adeia, Inc.	16,257	197,360
*	Adobe, Inc.	17,884	11,048,378
	Advanced Energy Industries, Inc.	4,534	472,352
*	Advanced Micro Devices, Inc.	33,142	5,557,582
*	Agilysys, Inc.	1,206	100,954
*	Akamai Technologies, Inc.	8,710	1,073,333
*	Alarm.com Holdings, Inc.	4,275	260,005
*	Alkami Technology, Inc.	7,875	193,882
*	Allegro MicroSystems, Inc.	10,582	274,497
*	Alpha & Omega Semiconductor Ltd.	4,851	124,477
*	Ambarella, Inc.	8,657	455,012
	Amdocs Ltd.	12,531	1,148,842
	American Software, Inc., Class A	3,966	44,935
	Amkor Technology, Inc.	39,490	1,250,253
	Amphenol Corp., Class A	14,478	1,463,726
*	Amtech Systems, Inc.	531	2,166
	Analog Devices, Inc.	12,059	2,319,669
*	Appfolio, Inc., Class A	100	21,926
	Apple, Inc.	440,005	81,136,922
	Applied Materials, Inc.	41,905	6,884,991
*	AppLovin Corp., Class A	3,165	130,176
*	Arista Networks, Inc.	9,104	2,355,023
*	Arlo Technologies, Inc.	6,293	55,882
*	Arrow Electronics, Inc.	9,521	1,058,259
*	Aspen Technology, Inc.	2,811	539,684
*	AstroNova, Inc.	760	13,399
*	Atlassian Corp., Class A	622	155,357
#*	Aurora Innovation, Inc.	26,350	78,787
*	Autodesk, Inc.	7,230	1,835,046
#*	AvePoint, Inc.	6,126	47,170
*	Aviat Networks, Inc.	1,998	59,600
	Avnet, Inc.	15,306	693,362
*	Axcelis Technologies, Inc.	5,425	705,521
*	AXT, Inc.	5,700	14,022
	Badger Meter, Inc.	2,960	426,210
	Bel Fuse, Inc., Class B	1,646	110,052
	Belden, Inc.	7,461	553,457
	Benchmark Electronics, Inc.	5,652	153,282
	Bentley Systems, Inc., Class B	12,191	614,426
*	Bill Holdings, Inc.	7,184	560,711
*	BK Technologies Corp.	220	2,618
*	Blackbaud, Inc.	5,356	433,408
*	Box, Inc., Class A	14,613	379,646
	Broadcom, Inc.	21,076	24,869,680
*	Cadence Design Systems, Inc.	2,539	732,400
*	Calix, Inc.	8,048	267,033

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Cambium Networks Corp.	2,600	$11,050
*	CCC Intelligent Solutions Holdings, Inc.	17,588	193,292
	CDW Corp.	8,337	1,890,165
*	Cerence, Inc.	7,625	152,653
*	CEVA, Inc.	3,198	61,402
*	Ciena Corp.	15,108	800,724
*	Cirrus Logic, Inc.	7,759	598,995
	Cisco Systems, Inc.	178,077	8,935,904
*	Cleanspark, Inc.	3,215	25,881
#*	Clearfield, Inc.	1,082	27,256
	Climb Global Solutions, Inc.	200	11,044
	Cognex Corp.	10,718	387,349
	Cognizant Technology Solutions Corp., Class A	26,175	2,018,616
*	Cognyte Software Ltd.	4,600	32,568
*	Cohu, Inc.	7,663	244,143
	Comtech Telecommunications Corp.	4,100	25,953
*	Consensus Cloud Solutions, Inc.	2,448	53,220
*	Corsair Gaming, Inc.	10,408	132,494
*	CPS Technologies Corp.	10,220	24,426
	Crane NXT Co.	7,858	457,964
*	Credo Technology Group Holding Ltd.	4,797	98,386
#*	CS Disco, Inc.	5,400	44,172
	CTS Corp.	5,074	208,338
*	Daktronics, Inc.	5,728	43,418
*	Data I/O Corp.	2,012	6,559
	Dell Technologies, Inc., Class C	10,159	841,978
#	Diebold Nixdorf, Inc.	868	26,387
#*	Digi International, Inc.	5,090	123,738
*»	Digital Turbine, Inc.	9,959	53,679
*	Diodes, Inc.	6,214	418,326
*	DocuSign, Inc.	762	46,421
	Dolby Laboratories, Inc., Class A	5,761	479,200
*	DoubleVerify Holdings, Inc.	15,698	628,077
*	Dropbox, Inc., Class A	18,219	577,178
*	DXC Technology Co.	31,884	695,071
*	Dynatrace, Inc.	5,772	329,004
*	E2open Parent Holdings, Inc.	42,155	158,503
*	Eastman Kodak Co.	3,861	13,320
	Ebix, Inc.	3,951	8,337
*	eGain Corp.	1,800	13,500
*	Enphase Energy, Inc.	6,382	664,558
#	Entegris, Inc.	7,501	882,868
*	Envestnet, Inc.	8,458	432,204
*	EPAM Systems, Inc.	2,284	635,203
*	ePlus, Inc.	4,618	348,844
*	Everbridge, Inc.	1,467	32,802
*	Extreme Networks, Inc.	14,330	193,598
*	F5, Inc.	6,242	1,146,655
*	Fabrinet	4,857	1,037,018
*	Fair Isaac Corp.	961	1,152,076
#*	FARO Technologies, Inc.	2,355	53,317
#*	Fastly, Inc., Class A	17,083	343,710
*	First Solar, Inc.	6,484	948,609
*	Flex Ltd.	26,168	621,228
*	FormFactor, Inc.	10,578	410,109
*	Fortinet, Inc.	31,368	2,022,922
*	Frequency Electronics, Inc.	400	4,088
*	Freshworks, Inc., Class A	8,574	190,343
*	Gartner, Inc.	3,429	1,568,562

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Gen Digital, Inc.	53,331	$1,252,212
*	Globant SA	4,201	990,638
*	GoDaddy, Inc., Class A	7,440	793,550
*	Grid Dynamics Holdings, Inc.	2,938	38,341
*	Guidewire Software, Inc.	4,215	470,731
	Hackett Group, Inc.	6,384	147,598
#*	Harmonic, Inc.	12,292	143,816
*	HashiCorp, Inc., Class A	19,476	425,745
	Hewlett Packard Enterprise Co.	88,199	1,348,563
	HP, Inc.	31,351	900,087
*	HubSpot, Inc.	457	279,227
*	Ichor Holdings Ltd.	5,445	197,109
*	Identiv, Inc.	2,636	20,614
#*	Infinera Corp.	10,324	51,001
*	Informatica, Inc., Class A	6,012	180,360
	Information Services Group, Inc.	6,970	30,807
*	Insight Enterprises, Inc.	5,631	1,040,271
	Intel Corp.	124,198	5,350,450
	InterDigital, Inc.	6,851	719,698
	International Business Machines Corp.	43,893	8,061,388
*	inTEST Corp.	5,747	68,562
	Intuit, Inc.	4,100	2,588,453
*	IPG Photonics Corp.	5,990	586,361
*	Issuer Direct Corp.	745	11,287
*	Iteris, Inc.	7,387	35,605
*	Itron, Inc.	7,757	559,590
	Jabil, Inc.	21,319	2,671,058
#*	Jamf Holding Corp.	13,130	243,430
*	JFrog Ltd.	8,216	267,266
	Juniper Networks, Inc.	34,169	1,262,886
*	Keysight Technologies, Inc.	11,693	1,792,069
*	Kimball Electronics, Inc.	4,412	104,917
	KLA Corp.	6,760	4,015,710
*	Knowles Corp.	25,917	422,706
	Kulicke & Soffa Industries, Inc.	10,024	504,408
*	KVH Industries, Inc.	2,284	11,123
*	Kyndryl Holdings, Inc.	13,439	275,768
	Lam Research Corp.	5,211	4,299,961
#*	Lattice Semiconductor Corp.	6,955	423,281
*	LGL Group, Inc.	276	1,739
	Littelfuse, Inc.	2,767	669,337
*	LiveRamp Holdings, Inc.	9,464	373,639
*	Lumentum Holdings, Inc.	8,058	442,707
*	MACOM Technology Solutions Holdings, Inc.	7,462	643,448
*	Magnachip Semiconductor Corp.	3,475	22,692
*	Manhattan Associates, Inc.	3,939	955,444
	Marvell Technology, Inc.	32,493	2,199,776
*	Matterport, Inc.	40,796	91,791
*	MaxLinear, Inc.	4,581	95,376
	Methode Electronics, Inc.	6,969	144,676
	Microchip Technology, Inc.	32,445	2,763,665
	Micron Technology, Inc.	33,372	2,861,649
	Microsoft Corp.	226,331	89,984,679
*	Mitek Systems, Inc.	6,206	78,196
#*	MongoDB, Inc.	607	243,116
	Monolithic Power Systems, Inc.	1,329	801,015
	Motorola Solutions, Inc.	3,296	1,053,072
#*	M-Tron Industries, Inc.	138	4,199
*	N-able, Inc.	13,983	181,499

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Napco Security Technologies, Inc.	1,980	$68,805
#*	Navitas Semiconductor Corp.	5,149	29,504
*	nCino, Inc.	9,685	304,884
*	NCR Voyix Corp.	24,052	353,564
	NetApp, Inc.	17,550	1,530,360
*	NETGEAR, Inc.	5,417	76,921
*	NetScout Systems, Inc.	11,956	257,174
#*	NetSol Technologies, Inc.	4,411	9,131
	Network-1 Technologies, Inc.	3,500	7,595
*	nLight, Inc.	4,133	53,646
*	Nortech Systems, Inc.	3,549	36,448
#*	Novanta, Inc.	3,194	493,633
	NVE Corp.	473	37,835
	NVIDIA Corp.	76,081	46,810,371
	NXP Semiconductors NV	12,216	2,572,323
*	Okta, Inc.	14,404	1,190,491
*	Olo, Inc., Class A	13,961	72,178
*	ON Semiconductor Corp.	43,581	3,099,917
	ON24, Inc.	5,345	40,889
*	OneSpan, Inc.	4,122	42,292
*	Onto Innovation, Inc.	7,022	1,134,053
*	Optical Cable Corp.	2,889	7,714
	Oracle Corp.	63,773	7,123,444
*	OSI Systems, Inc.	2,831	362,453
*	Palantir Technologies, Inc., Class A	46,325	745,369
#*	Palo Alto Networks, Inc.	1,962	664,157
*	PAR Technology Corp.	709	32,288
	PC Connection, Inc.	4,626	298,423
*	PDF Solutions, Inc.	3,755	117,156
*	Perficient, Inc.	4,475	304,882
*	Photronics, Inc.	9,051	264,470
*	Plexus Corp.	4,564	432,302
	Power Integrations, Inc.	5,310	398,038
#*	PowerSchool Holdings, Inc., Class A	14,675	345,449
*	Procore Technologies, Inc.	5,803	414,276
	Progress Software Corp.	6,898	391,875
*	PTC, Inc.	5,560	1,004,414
#*	Pure Storage, Inc., Class A	11,575	462,884
*	Q2 Holdings, Inc.	6,006	255,555
*	Qorvo, Inc.	8,781	875,817
	QUALCOMM, Inc.	51,008	7,575,198
*	Qualys, Inc.	3,722	704,091
*	Rambus, Inc.	15,640	1,071,809
*	RF Industries Ltd.	4,019	12,379
*	Ribbon Communications, Inc.	18,693	56,827
#	Richardson Electronics Ltd.	900	8,856
#*	Rimini Street, Inc.	6,715	22,025
*	Riot Platforms, Inc.	24,014	261,753
*	Rogers Corp.	2,776	319,990
	Roper Technologies, Inc.	2,360	1,267,320
*	Salesforce, Inc.	16,660	4,682,959
*	Sanmina Corp.	10,807	646,475
	Sapiens International Corp. NV	6,295	171,854
*	ScanSource, Inc.	6,325	248,319
	Seagate Technology Holdings PLC	11,231	962,272
*	Semtech Corp.	8,173	162,152
*	SentinelOne, Inc., Class A	18,230	488,564
*	ServiceNow, Inc.	840	642,936
#*	SigmaTron International, Inc.	1,880	5,978

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Silicon Laboratories, Inc.	3,684	$454,458
*	SiTime Corp.	1,270	135,344
	Skyworks Solutions, Inc.	11,053	1,154,596
*	SMART Global Holdings, Inc.	6,946	136,489
#*	SmartRent, Inc.	17,804	52,522
#*	SolarEdge Technologies, Inc.	1,447	96,226
*	SolarWinds Corp.	16,866	199,356
#*	SoundThinking, Inc.	600	12,384
*	Splunk, Inc.	1,241	190,332
*	Sprinklr, Inc., Class A	5,977	74,593
*	SPS Commerce, Inc.	1,755	322,569
*	Super Micro Computer, Inc.	7,652	4,052,576
*	Synaptics, Inc.	5,180	553,276
*	Synopsys, Inc.	1,417	755,757
	Taitron Components, Inc., Class A	1,898	6,017
	TD SYNNEX Corp.	9,963	996,101
	TE Connectivity Ltd.	14,289	2,031,753
*	Teledyne Technologies, Inc.	2,206	923,145
#*	Telos Corp.	5,291	21,376
*	Teradata Corp.	11,043	509,966
	Teradyne, Inc.	11,001	1,062,587
	Texas Instruments, Inc.	34,063	5,454,168
*	Trimble, Inc.	11,115	565,309
*	Trio-Tech International	100	501
*	TTM Technologies, Inc.	21,137	294,016
*	Twilio, Inc., Class A	18,203	1,280,217
*	Tyler Technologies, Inc.	1,127	476,439
*	UiPath, Inc., Class A	36,952	849,157
*	Ultra Clean Holdings, Inc.	8,922	340,820
#*	Unity Software, Inc.	22,552	730,685
	Universal Display Corp.	3,641	618,133
*	Veeco Instruments, Inc.	8,733	278,408
*	Verint Systems, Inc.	8,238	244,586
*	VeriSign, Inc.	4,029	801,288
#*	Viasat, Inc.	8,850	196,735
*	Viavi Solutions, Inc.	29,483	289,818
	Vishay Intertechnology, Inc.	22,767	494,727
*	Vishay Precision Group, Inc.	1,676	53,431
	Vontier Corp.	25,529	883,048
*	Western Digital Corp.	18,173	1,040,404
#*	Wolfspeed, Inc.	5,199	169,227
*	Workday, Inc., Class A	1,069	311,154
	Xerox Holdings Corp.	18,300	337,818
*	Xperi, Inc.	4,462	47,654
*	Yext, Inc.	4,723	28,007
*	Zebra Technologies Corp., Class A	3,423	819,980
*	Zoom Video Communications, Inc., Class A	7,405	478,437
*	Zscaler, Inc.	501	118,071
TOTAL INFORMATION TECHNOLOGY			464,659,472
MATERIALS — (4.3%)
#	Albemarle Corp.	6,834	784,133
*	Alto Ingredients, Inc.	10,500	19,320
	Amcor PLC	102,787	969,281
	American Vanguard Corp.	4,707	51,400
	AptarGroup, Inc.	7,061	917,083
#	Arcadium Lithium PLC	46,256	226,192
	Ashland, Inc.	8,244	771,803
#*	Aspen Aerogels, Inc.	1,330	14,936

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
#*	ATI, Inc.	9,752	$398,564
	Avery Dennison Corp.	8,103	1,616,143
	Avient Corp.	12,540	454,073
*	Axalta Coating Systems Ltd.	33,036	1,071,027
	Balchem Corp.	3,124	437,860
	Ball Corp.	21,046	1,167,001
	Berry Global Group, Inc.	21,077	1,379,700
#*	Bioceres Crop Solutions Corp.	1,800	24,030
	Carpenter Technology Corp.	6,731	414,562
#	Celanese Corp.	6,992	1,022,860
	Chemours Co.	21,659	653,452
*	Clearwater Paper Corp.	2,420	79,787
*	Coeur Mining, Inc.	52,426	141,026
	Commercial Metals Co.	17,936	936,618
	Compass Minerals International, Inc.	7,965	179,133
*	Core Molding Technologies, Inc.	1,483	25,656
	Corteva, Inc.	28,402	1,291,723
	Crown Holdings, Inc.	16,544	1,464,144
	Dow, Inc.	51,463	2,758,417
	DuPont de Nemours, Inc.	25,522	1,577,260
	Eastman Chemical Co.	12,649	1,056,824
	Ecolab, Inc.	4,645	920,732
*	Ecovyst, Inc.	20,478	189,626
	Element Solutions, Inc.	39,809	884,954
	FMC Corp.	8,230	462,526
	Fortitude Gold Corp.	2,144	12,532
	Freeport-McMoRan, Inc.	52,074	2,066,817
#*	Gatos Silver, Inc.	7,170	43,880
#	Graphic Packaging Holding Co.	47,460	1,210,705
	Greif, Inc., Class A	4,024	251,943
	Greif, Inc., Class B	2,718	170,419
	Hawkins, Inc.	3,498	232,862
	Haynes International, Inc.	1,922	106,998
	HB Fuller Co.	8,435	639,120
	Hecla Mining Co.	86,095	328,022
	Huntsman Corp.	24,458	600,199
*	Ingevity Corp.	6,013	261,926
	Innospec, Inc.	3,617	419,970
	International Flavors & Fragrances, Inc.	12,666	1,021,893
	International Paper Co.	33,242	1,191,061
*	Intrepid Potash, Inc.	1,065	19,596
	Kaiser Aluminum Corp.	1,125	73,013
	Koppers Holdings, Inc.	2,809	143,652
	Kronos Worldwide, Inc.	9,227	85,903
	Linde PLC	14,927	6,042,897
	Louisiana-Pacific Corp.	14,189	944,278
*	LSB Industries, Inc.	13,346	99,294
	LyondellBasell Industries NV, Class A	28,407	2,673,667
	Martin Marietta Materials, Inc.	3,043	1,547,122
	Materion Corp.	3,754	439,105
	Mercer International, Inc.	9,632	81,487
	Minerals Technologies, Inc.	5,497	359,229
	Mosaic Co.	28,502	875,296
#*	MP Materials Corp.	13,414	212,075
	Myers Industries, Inc.	5,581	104,644
	NewMarket Corp.	1,553	866,279
	Newmont Corp.	44,347	1,530,415
	Nexa Resources SA	8,788	64,240
	Northern Technologies International Corp.	1,079	13,962

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Nucor Corp.	21,412	$4,002,545
*	O-I Glass, Inc.	25,029	364,422
	Olympic Steel, Inc.	871	58,862
	Packaging Corp. of America	9,177	1,522,281
	Pactiv Evergreen, Inc.	2,256	32,938
*	Perimeter Solutions SA	4,700	22,278
#*	Piedmont Lithium, Inc.	1,088	16,625
	PPG Industries, Inc.	10,700	1,509,128
#	Quaker Chemical Corp.	1,697	322,328
*	Rayonier Advanced Materials, Inc.	15,838	68,737
	Reliance Steel & Aluminum Co.	7,747	2,211,149
††	Resolute Forest Products, Inc.	12,553	3,343
	Royal Gold, Inc.	5,346	611,529
	RPM International, Inc.	13,886	1,481,081
	Ryerson Holding Corp.	5,986	205,440
	Schnitzer Steel Industries, Inc., Class A	5,467	143,946
	Sealed Air Corp.	14,460	499,593
	Sensient Technologies Corp.	6,028	373,917
	Sherwin-Williams Co.	9,846	2,996,925
	Silgan Holdings, Inc.	18,127	832,754
	Sonoco Products Co.	14,729	838,080
#	Southern Copper Corp.	5,806	476,673
	Steel Dynamics, Inc.	27,949	3,373,165
	Stepan Co.	3,841	342,886
*	Summit Materials, Inc., Class A	14,945	540,710
	Sylvamo Corp.	5,906	274,216
*	TimkenSteel Corp.	7,002	143,891
	Tredegar Corp.	4,800	22,704
	TriMas Corp.	7,022	173,303
	Trinseo PLC	3,565	21,497
	Tronox Holdings PLC	25,169	347,081
	U.S. Lime & Minerals, Inc.	600	155,202
	Vulcan Materials Co.	6,953	1,571,448
	Westrock Co.	26,523	1,067,816
*	Worthington Steel, Inc.	9,015	269,999
TOTAL MATERIALS			75,994,839
REAL ESTATE — (0.5%)
*	AMREP Corp.	1,504	30,652
*	Anywhere Real Estate, Inc.	15,400	109,648
*	CBRE Group, Inc., Class A	16,592	1,432,056
*	CoStar Group, Inc.	15,966	1,332,842
*	Cushman & Wakefield PLC	41,682	438,495
	Douglas Elliman, Inc.	6,720	14,515
*	Forestar Group, Inc.	7,107	222,165
*	FRP Holdings, Inc.	1,450	84,245
*	Howard Hughes Holdings, Inc.	8,275	662,662
*	Jones Lang LaSalle, Inc.	5,248	929,211
	Kennedy-Wilson Holdings, Inc.	28,658	299,476
	Marcus & Millichap, Inc.	6,899	262,783
	Newmark Group, Inc., Class A	24,576	249,446
*	Opendoor Technologies, Inc.	86,505	295,847
*	Rafael Holdings, Inc., Class B	1,879	3,401
	RE/MAX Holdings, Inc., Class A	4,713	50,570
	RMR Group, Inc., Class A	2,582	67,364
	St. Joe Co.	7,837	432,602
*	Stratus Properties, Inc.	889	20,447
*	Tejon Ranch Co.	3,436	54,220
#*	Zillow Group, Inc., Class A	5,612	309,165

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
REAL ESTATE — (Continued)
#*	Zillow Group, Inc., Class C	15,736	$894,434
TOTAL REAL ESTATE			8,196,246
UTILITIES — (0.9%)
	American States Water Co.	4,161	310,411
	American Water Works Co., Inc.	6,942	860,947
	Artesian Resources Corp., Class A	900	32,850
	Atmos Energy Corp.	6,376	726,481
#	Avangrid, Inc.	4,875	148,102
#	Brookfield Renewable Corp., Class A	13,254	370,052
	California Water Service Group	4,692	212,407
	CenterPoint Energy, Inc.	15,599	435,836
	Chesapeake Utilities Corp.	1,966	199,116
	Clearway Energy, Inc., Class A	4,357	97,858
	Clearway Energy, Inc., Class C	7,141	173,098
	Consolidated Edison, Inc.	11,925	1,083,982
#	Consolidated Water Co. Ltd.	959	30,621
	Constellation Energy Corp.	12,615	1,539,030
	Edison International	12,623	851,800
	Essential Utilities, Inc.	13,988	501,610
	Eversource Energy	11,606	629,277
	Exelon Corp.	28,433	989,753
	Genie Energy Ltd., Class B	1,601	29,795
	Global Water Resources, Inc.	1,500	17,985
	Middlesex Water Co.	1,498	83,843
#*	Montauk Renewables, Inc.	3,468	23,964
	New Jersey Resources Corp.	14,903	608,489
	Northwest Natural Holding Co.	2,744	101,144
	NRG Energy, Inc.	16,666	883,965
	ONE Gas, Inc.	3,622	222,282
#	Ormat Technologies, Inc.	7,776	502,952
	PG&E Corp.	46,929	791,692
	Public Service Enterprise Group, Inc.	14,972	868,226
*	Pure Cycle Corp.	3,694	36,164
	RGC Resources, Inc.	150	2,867
	Sempra	11,268	806,338
	SJW Group	2,694	160,401
	Southwest Gas Holdings, Inc.	4,256	249,742
	Spire, Inc.	4,326	245,587
#*	Sunnova Energy International, Inc.	12,870	135,392
	UGI Corp.	9,363	207,297
	Unitil Corp.	1,532	72,801
	York Water Co.	1,162	41,693
TOTAL UTILITIES			15,285,850
TOTAL COMMON STOCKS			1,699,633,149
PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
	Liberty Broadband Corp., 7.000%	1,025	23,226
INDUSTRIALS — (0.0%)
π	WESCO International, Inc., Series A, 10.625%	3,380	90,618
TOTAL PREFERRED STOCKS			113,844
TOTAL INVESTMENT SECURITIES (Cost $825,738,198)			1,699,746,993

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
TEMPORARY CASH INVESTMENTS — (0.2%)
	State Street Institutional U.S. Government Money Market Fund 5.300%	3,270,132	$3,270,132
SECURITIES LENDING COLLATERAL — (2.4%)
@§	The DFA Short Term Investment Fund	3,690,968	42,697,117
TOTAL INVESTMENTS — (100.0%)
(Cost $871,705,447)^^			$1,745,714,242
Summary of the Portfolio's investments as of January 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$129,281,864	$10,418	—	$129,292,282
Consumer Discretionary	213,940,364	—	—	213,940,364
Consumer Staples	88,656,645	16,793	—	88,673,438
Energy	46,875,583	—	—	46,875,583
Financials	302,753,024	—	—	302,753,024
Health Care	94,496,569	—	$75,381	94,571,950
Industrials	259,389,970	—	131	259,390,101
Information Technology	464,605,793	53,679	—	464,659,472
Materials	75,991,496	—	3,343	75,994,839
Real Estate	8,196,246	—	—	8,196,246
Utilities	15,285,850	—	—	15,285,850
Preferred Stocks
Communication Services	23,226	—	—	23,226
Industrials	90,618	—	—	90,618
Temporary Cash Investments	3,270,132	—	—	3,270,132
Securities Lending Collateral	—	42,697,117	—	42,697,117
TOTAL	$1,702,857,380	$42,778,007	$78,855^	$1,745,714,242

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

U.S. Sustainability Core 1 Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2024
(Unaudited)

		Shares	Value†
COMMON STOCKS — (98.6%)
COMMUNICATION SERVICES — (9.2%)
*	Advantage Solutions, Inc.	3,769	$15,189
*	Alphabet, Inc., Class A	735,459	103,037,806
*	Alphabet, Inc., Class C	676,392	95,912,386
*	Altice USA, Inc., Class A	56,290	137,348
*	AMC Networks, Inc., Class A	11,720	212,015
	AT&T, Inc.	47,249	835,835
*	Atlanta Braves Holdings, Inc., Class C	10,144	408,905
	ATN International, Inc.	2,915	107,563
*	Boston Omaha Corp., Class A	12,683	196,460
*	Bumble, Inc., Class A	31,032	425,759
	Cable One, Inc.	1,502	824,493
*	Cardlytics, Inc.	8,677	66,292
*	Cargurus, Inc.	24,707	574,191
*	Cars.com, Inc.	38,098	664,048
*	Charter Communications, Inc., Class A	15,147	5,615,144
#*	Cinemark Holdings, Inc.	17,670	244,376
	Comcast Corp., Class A	733,926	34,156,916
*	Consolidated Communications Holdings, Inc.	4,371	18,970
*	Daily Journal Corp.	490	157,447
#*	EchoStar Corp., Class A	21,651	289,907
	Electronic Arts, Inc.	45,356	6,240,078
	Entravision Communications Corp., Class A	22,631	91,203
*	Eventbrite, Inc., Class A	10,933	91,509
*	EverQuote, Inc., Class A	3,400	42,942
*	EW Scripps Co., Class A	32,768	261,161
	Fox Corp., Class A	65,301	2,109,222
	Fox Corp., Class B	50,306	1,509,683
»	GCI Liberty, Inc.	12,454	11,264
	Gray Television, Inc.	46,114	440,389
*	IDT Corp., Class B	2,642	91,360
*	Integral Ad Science Holding Corp.	30,967	450,570
	Interpublic Group of Cos., Inc.	169,705	5,598,568
	Iridium Communications, Inc.	43,710	1,584,925
	John Wiley & Sons, Inc., Class A	22,788	771,146
	John Wiley & Sons, Inc., Class B	200	6,770
*	Liberty Broadband Corp., Class A	2,289	178,130
*	Liberty Broadband Corp., Class C	18,964	1,487,726
	Liberty Media Corp.-Liberty Formula One, Class A	3,430	209,539
*	Liberty Media Corp.-Liberty Formula One, Class C	27,819	1,870,828
	Liberty Media Corp.-Liberty Live, Class A	5,315	195,751
*	Liberty Media Corp.-Liberty Live, Class C	12,804	477,205
*	Liberty Media Corp.-Liberty SiriusXM, Class A	23,098	701,948
*	Liberty Media Corp.-Liberty SiriusXM, Class C	49,592	1,505,613
*	Lions Gate Entertainment Corp., Class A	8,322	86,798
*	Lions Gate Entertainment Corp., Class B	1,096	10,631
*	Live Nation Entertainment, Inc.	12,785	1,135,947
*	Madison Square Garden Entertainment Corp.	9,147	304,961
*	Madison Square Garden Sports Corp.	3,176	587,878
*	Magnite, Inc.	66,773	590,941
*	Match Group, Inc.	73,702	2,828,683
*	Meta Platforms, Inc., Class A	461,413	180,015,668
*	Netflix, Inc., Class B	42,854	24,174,370
	New York Times Co., Class A	49,129	2,385,704

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
	News Corp., Class A	93,525	$2,304,456
	News Corp., Class B	46,998	1,201,739
	Nexstar Media Group, Inc.	19,205	3,412,921
	Omnicom Group, Inc.	79,884	7,219,916
	Paramount Global, Class A	1,311	30,586
	Paramount Global, Class B	150,755	2,199,515
*	Pinterest, Inc., Class A	25,166	942,970
*	Playtika Holding Corp.	34,041	245,776
*	PubMatic, Inc., Class A	25,957	394,027
*	QuinStreet, Inc.	28,700	363,629
#*	Reservoir Media, Inc.	1,700	11,900
*	ROBLOX Corp., Class A	38,058	1,477,031
	Scholastic Corp.	17,695	680,196
	Shenandoah Telecommunications Co.	5,787	118,576
#	Shutterstock, Inc.	19,828	931,321
	Sinclair, Inc.	25,764	404,495
#	Sirius XM Holdings, Inc.	208,535	1,061,443
*	Snap, Inc., Class A	59,047	938,257
#*	Sphere Entertainment Co.	9,147	323,621
*	Spotify Technology SA	21,828	4,700,660
*	Stagwell, Inc.	78,873	514,252
*	Take-Two Interactive Software, Inc.	30,085	4,961,919
*	TechTarget, Inc.	6,809	232,664
	TEGNA, Inc.	67,798	1,056,971
*	Thryv Holdings, Inc.	22,350	456,834
	TKO Group Holdings, Inc.	8,725	730,195
	T-Mobile U.S., Inc.	5,088	820,338
	Townsquare Media, Inc., Class A	1,712	18,387
*	Trade Desk, Inc., Class A	20,170	1,380,233
*	Travelzoo	800	6,776
*	TripAdvisor, Inc.	37,630	812,808
*	TrueCar, Inc.	12,324	43,627
	Verizon Communications, Inc.	605,467	25,641,527
*	Vimeo, Inc.	48,385	192,088
	Walt Disney Co.	186,308	17,894,883
*	Warner Bros Discovery, Inc.	327,951	3,286,069
	Warner Music Group Corp., Class A	14,501	529,141
*	WideOpenWest, Inc.	43,589	161,715
*	Yelp, Inc.	23,492	1,027,305
*	Zedge, Inc., Class B	148	482
*	Ziff Davis, Inc.	22,374	1,508,008
*	ZoomInfo Technologies, Inc.	102,399	1,642,480
TOTAL COMMUNICATION SERVICES			573,831,898
CONSUMER DISCRETIONARY — (12.3%)
*	1-800-Flowers.com, Inc., Class A	16,230	168,792
#*	2U, Inc.	14,108	12,002
	Aaron's Co., Inc.	9,065	93,279
*	Abercrombie & Fitch Co., Class A	23,151	2,359,087
	Academy Sports & Outdoors, Inc.	27,472	1,723,319
#	Acushnet Holdings Corp.	27,826	1,762,499
*	Adient PLC	27,499	954,490
#	ADT, Inc.	172,416	1,125,876
*	Adtalem Global Education, Inc.	7,634	385,364
	Advance Auto Parts, Inc.	15,860	1,060,241
*	Airbnb, Inc., Class A	51,613	7,439,498
*	Amazon.com, Inc.	875,115	135,817,848
	American Eagle Outfitters, Inc.	81,215	1,609,681
#*	America's Car-Mart, Inc.	3,515	214,028

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Aptiv PLC	39,681	$3,227,256
	Aramark	61,393	1,785,308
	Arko Corp.	39,867	310,963
*	Asbury Automotive Group, Inc.	12,544	2,622,449
	Autoliv, Inc.	20,475	2,193,282
*	AutoNation, Inc.	29,230	4,082,262
*	AutoZone, Inc.	2,759	7,620,717
	Bassett Furniture Industries, Inc.	1,000	15,500
	Bath & Body Works, Inc.	64,995	2,772,687
*	Beazer Homes USA, Inc.	16,885	536,099
	Best Buy Co., Inc.	80,094	5,806,014
#*	Beyond, Inc.	13,014	286,178
#	Big Lots, Inc.	8,782	50,409
*	Biglari Holdings, Inc., Class A	4	3,100
*	BJ's Restaurants, Inc.	5,090	176,165
	Bloomin' Brands, Inc.	13,734	365,599
*	Booking Holdings, Inc.	6,994	24,531,245
*	Boot Barn Holdings, Inc.	10,800	774,792
	BorgWarner, Inc.	78,662	2,666,642
*	Bright Horizons Family Solutions, Inc.	8,118	797,594
*	Brinker International, Inc.	3,076	131,622
	Brunswick Corp.	26,016	2,098,971
#	Buckle, Inc.	27,372	1,017,965
*	Burlington Stores, Inc.	11,825	2,260,349
	Caleres, Inc.	28,300	887,771
	Camping World Holdings, Inc., Class A	14,706	365,444
*	Capri Holdings Ltd.	58,450	2,848,853
*	CarMax, Inc.	69,040	4,914,267
*	CarParts.com, Inc.	14,000	37,660
	Carriage Services, Inc.	5,015	123,921
	Carter's, Inc.	16,853	1,274,761
#*	Carvana Co., Class A	18,724	806,255
	Cato Corp., Class A	7,874	53,228
*	Cavco Industries, Inc.	3,956	1,313,076
	Century Communities, Inc.	26,771	2,321,046
	Cheesecake Factory, Inc.	16,100	553,357
*	Chegg, Inc.	67,889	668,707
*	Chewy, Inc., Class A	12,822	228,488
#*	Children's Place, Inc.	2,664	59,354
*	Chipotle Mexican Grill, Inc.	2,507	6,038,786
	Choice Hotels International, Inc.	1,100	133,232
*	Chuy's Holdings, Inc.	6,014	203,333
*	Citi Trends, Inc.	4,712	126,894
	Columbia Sportswear Co.	22,733	1,801,818
*	Conn's, Inc.	10,463	47,607
#	Cracker Barrel Old Country Store, Inc.	1,906	147,429
*	Crocs, Inc.	4,132	419,315
	Crown Crafts, Inc.	1,603	8,384
*	Culp, Inc.	400	1,984
	Dana, Inc.	39,627	537,342
*	Dave & Buster's Entertainment, Inc.	2,953	158,074
*	Deckers Outdoor Corp.	12,264	9,243,745
*	Denny's Corp.	6,774	72,008
	Designer Brands, Inc., Class A	23,730	203,366
*	Destination XL Group, Inc.	11,516	49,173
	Dick's Sporting Goods, Inc.	28,313	4,220,619
	Dillard's, Inc., Class A	5,372	2,080,414
	Dine Brands Global, Inc.	2,815	131,320
	Domino's Pizza, Inc.	1,212	516,579

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	DoorDash, Inc., Class A	60,959	$6,351,928
*	Dorman Products, Inc.	6,159	501,404
	DR Horton, Inc.	122,070	17,445,024
*	DraftKings, Inc., Class A	36,786	1,436,493
*	Duluth Holdings, Inc., Class B	2,885	14,079
	eBay, Inc.	148,879	6,114,461
*	El Pollo Loco Holdings, Inc.	8,900	82,414
	Escalade, Inc.	1,044	16,767
	Ethan Allen Interiors, Inc.	10,184	296,660
*	Etsy, Inc.	34,653	2,306,504
*	Everi Holdings, Inc.	14,851	154,599
*	Expedia Group, Inc.	40,859	6,060,615
#*	Figs, Inc., Class A	33,945	195,523
#*	First Watch Restaurant Group, Inc.	10,557	226,553
*	Five Below, Inc.	14,838	2,662,827
	Flexsteel Industries, Inc.	1,661	47,388
*	Floor & Decor Holdings, Inc., Class A	25,162	2,530,291
#	Foot Locker, Inc.	57,395	1,616,243
	Ford Motor Co.	547,163	6,412,750
#*	Fossil Group, Inc.	8,725	10,121
*	Fox Factory Holding Corp.	4,772	300,827
*	Frontdoor, Inc.	18,224	597,018
#*	Funko, Inc., Class A	10,642	75,239
#*	GameStop Corp., Class A	36,995	526,439
	Gap, Inc.	125,447	2,344,604
	Garmin Ltd.	27,451	3,280,120
	General Motors Co.	166,897	6,475,604
*	Genesco, Inc.	5,487	152,429
	Gentex Corp.	51,510	1,706,526
*	Gentherm, Inc.	9,394	452,321
	Genuine Parts Co.	44,561	6,248,789
*	G-III Apparel Group Ltd.	20,911	629,212
*	GoPro, Inc., Class A	45,451	135,444
	Graham Holdings Co., Class B	741	533,816
*	Green Brick Partners, Inc.	19,788	1,032,340
	Group 1 Automotive, Inc.	10,400	2,704,624
#	Guess?, Inc.	39,648	885,736
	H&R Block, Inc.	28,812	1,349,554
	Hamilton Beach Brands Holding Co., Class A	2,900	53,476
*	Hanesbrands, Inc.	97,553	438,989
	Harley-Davidson, Inc.	59,826	1,941,354
#	Hasbro, Inc.	75,312	3,686,522
	Haverty Furniture Cos., Inc.	9,089	308,117
#*	Helen of Troy Ltd.	7,531	862,300
	Hibbett, Inc.	7,948	529,734
*	Hilton Grand Vacations, Inc.	3,575	149,078
	Home Depot, Inc.	163,348	57,655,310
	Hooker Furnishings Corp.	4,239	97,836
*	Hovnanian Enterprises, Inc., Class A	1,200	202,764
	Installed Building Products, Inc.	1,790	348,782
	International Game Technology PLC	41,844	1,086,270
*	iRobot Corp.	9,694	131,838
*	JAKKS Pacific, Inc.	3,563	111,736
	Johnson Outdoors, Inc., Class A	4,369	195,556
	KB Home	49,972	2,977,831
#	Kohl's Corp.	46,824	1,206,186
#	Kontoor Brands, Inc.	18,995	1,113,487
	Lakeland Industries, Inc.	1,175	21,162
*	Lands' End, Inc.	25,377	240,320

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Landsea Homes Corp.	9,971	$125,535
	Las Vegas Sands Corp.	8,669	424,087
	La-Z-Boy, Inc.	19,269	670,754
#*	Lazydays Holdings, Inc.	3,490	17,136
#	LCI Industries	10,744	1,195,592
	Lear Corp.	20,731	2,755,150
	Leggett & Platt, Inc.	11,650	270,397
	Lennar Corp., Class A	75,294	11,282,806
#	Lennar Corp., Class B	6,491	900,626
#*	Leslie's, Inc.	44,212	296,663
#	Levi Strauss & Co., Class A	19,663	320,114
*	LGI Homes, Inc.	13,820	1,630,898
#*	Life Time Group Holdings, Inc.	24,503	325,890
	Lifetime Brands, Inc.	8,691	69,789
*	Light & Wonder, Inc.	8,548	687,088
*	Lincoln Educational Services Corp.	6,096	54,620
	Lithia Motors, Inc.	19,978	5,890,513
	LKQ Corp.	61,522	2,871,232
*	LL Flooring Holdings, Inc.	6,809	17,703
#*	Lovesac Co.	11,570	267,961
	Lowe's Cos., Inc.	72,747	15,483,471
#*	Lucid Group, Inc.	66,028	223,175
*	Lululemon Athletica, Inc.	29,526	13,399,489
*	M/I Homes, Inc.	4,720	601,422
	Macy's, Inc.	146,492	2,679,339
*	Malibu Boats, Inc., Class A	11,567	482,922
	Marine Products Corp.	15,321	156,427
*	MarineMax, Inc.	9,769	273,532
*	MasterCraft Boat Holdings, Inc.	14,511	281,078
*	Mattel, Inc.	116,913	2,091,574
	McDonald's Corp.	66,182	19,372,795
	MDC Holdings, Inc.	34,275	2,144,930
	Meritage Homes Corp.	7,013	1,161,423
	MGM Resorts International	8,144	353,205
*	Modine Manufacturing Co.	13,597	939,417
	Monro, Inc.	15,215	484,750
*	Motorcar Parts of America, Inc.	1,259	11,495
	Movado Group, Inc.	6,505	179,408
	Murphy USA, Inc.	12,509	4,409,673
	Nathan's Famous, Inc.	200	14,270
*	National Vision Holdings, Inc.	29,010	551,480
	Newell Brands, Inc.	138,193	1,149,766
	NIKE, Inc., Class B	214,659	21,794,328
#	Nordstrom, Inc.	55,403	1,005,564
*	NVR, Inc.	1,360	9,622,394
*	ODP Corp.	17,516	895,768
*	Ollie's Bargain Outlet Holdings, Inc.	18,614	1,338,905
*	OneSpaWorld Holdings Ltd.	18,352	250,138
#*	OneWater Marine, Inc., Class A	1,883	47,508
*	O'Reilly Automotive, Inc.	8,979	9,185,966
	Oxford Industries, Inc.	6,487	615,811
	Papa John's International, Inc.	6,127	450,212
	Patrick Industries, Inc.	1,747	175,381
#*	Penn Entertainment, Inc.	17,714	399,451
	Penske Automotive Group, Inc.	36,841	5,466,099
#	PetMed Express, Inc.	3,207	19,915
	Phinia, Inc.	15,732	475,736
*	Planet Fitness, Inc., Class A	19,850	1,345,036
*	PlayAGS, Inc.	2,600	22,646

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Polaris, Inc.	27,720	$2,493,691
#	Pool Corp.	7,208	2,675,970
*	Portillo's, Inc., Class A	7,769	106,746
	PulteGroup, Inc.	85,827	8,974,071
	PVH Corp.	23,408	2,815,046
#*	QuantumScape Corp.	12,361	84,178
	Ralph Lauren Corp.	15,762	2,264,527
	RCI Hospitality Holdings, Inc.	2,033	125,558
*	Restoration Hardware, Inc.	5,055	1,281,341
#*	Revolve Group, Inc.	18,410	265,288
#*	Rivian Automotive, Inc., Class A	129,474	1,982,247
	Rocky Brands, Inc.	2,430	67,991
	Ross Stores, Inc.	75,466	10,586,370
#*	Sally Beauty Holdings, Inc.	64,574	795,552
	Service Corp. International	37,721	2,531,834
*	Shake Shack, Inc., Class A	5,630	425,403
	Shoe Carnival, Inc.	11,453	292,052
	Signet Jewelers Ltd.	23,499	2,337,681
*	Six Flags Entertainment Corp.	12,610	317,898
*	Skechers USA, Inc., Class A	30,771	1,921,341
*	Skyline Champion Corp.	25,852	1,770,345
*	Sleep Number Corp.	6,945	71,534
#*	Solo Brands, Inc., Class A	15,451	43,108
	Sonic Automotive, Inc., Class A	11,575	585,232
*	Sonos, Inc.	35,916	559,571
*	Sportsman's Warehouse Holdings, Inc.	8,400	32,340
	Standard Motor Products, Inc.	15,244	615,095
	Starbucks Corp.	60,374	5,616,593
	Steven Madden Ltd.	21,062	882,077
*	Stitch Fix, Inc., Class A	29,960	95,872
*	Stoneridge, Inc.	8,307	147,782
	Superior Group of Cos., Inc.	2,597	34,592
*	Sweetgreen, Inc., Class A	24,435	260,966
	Tapestry, Inc.	124,113	4,814,343
*	Taylor Morrison Home Corp.	85,510	4,458,491
*	Tesla, Inc.	320,380	60,003,970
	Texas Roadhouse, Inc.	8,309	1,044,607
#	Thor Industries, Inc.	25,440	2,875,229
*	Tile Shop Holdings, Inc.	2,540	16,485
*	Tilly's, Inc., Class A	9,904	72,695
	TJX Cos., Inc.	170,315	16,164,597
	Toll Brothers, Inc.	56,111	5,574,628
*	TopBuild Corp.	17,025	6,284,438
*	Topgolf Callaway Brands Corp.	106,660	1,404,712
	Tractor Supply Co.	25,064	5,629,374
	Travel & Leisure Co.	12,488	504,765
*	Tri Pointe Homes, Inc.	74,908	2,586,573
*	Ulta Beauty, Inc.	14,001	7,029,202
*	Under Armour, Inc., Class A	71,494	544,784
*	Under Armour, Inc., Class C	77,263	571,746
*	Universal Electronics, Inc.	3,365	29,848
*	Universal Technical Institute, Inc.	2,800	39,536
	Upbound Group, Inc.	21,327	708,056
*	Urban Outfitters, Inc.	55,299	2,101,362
	Vail Resorts, Inc.	1,884	418,248
*	Valvoline, Inc.	54,127	1,975,094
*	Vera Bradley, Inc.	19,800	152,064
	VF Corp.	118,923	1,957,473
#*	Victoria's Secret & Co.	24,215	630,801

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Visteon Corp.	9,352	$1,078,192
*	Vizio Holding Corp., Class A	64,173	449,211
*	VOXX International Corp.	7,000	58,450
	Wendy's Co.	45,154	861,538
	Weyco Group, Inc.	2,239	71,894
	Whirlpool Corp.	17,219	1,885,825
#	Williams-Sonoma, Inc.	31,963	6,181,325
	Wingstop, Inc.	4,067	1,143,274
	Winmark Corp.	1,315	474,281
	Winnebago Industries, Inc.	13,995	919,751
	Wolverine World Wide, Inc.	16,196	135,399
	Worthington Enterprises, Inc.	23,049	1,314,715
	Wynn Resorts Ltd.	4,093	386,502
#*	YETI Holdings, Inc.	48,148	2,117,068
	Yum! Brands, Inc.	33,004	4,273,688
*	Zumiez, Inc.	11,415	195,996
TOTAL CONSUMER DISCRETIONARY			772,559,291
CONSUMER STAPLES — (5.5%)
	Albertsons Cos., Inc., Class A	41,338	877,192
	Andersons, Inc.	9,289	489,623
	B&G Foods, Inc.	19,668	197,860
*	BellRing Brands, Inc.	46,495	2,569,779
*	BJ's Wholesale Club Holdings, Inc.	45,133	2,903,857
*	Boston Beer Co., Inc. , Class A	1,743	608,778
#	Brown-Forman Corp., Class A	11,275	635,572
#	Brown-Forman Corp., Class B	47,065	2,583,869
	Bunge Global SA	2,952	260,042
	Calavo Growers, Inc.	4,029	105,117
	Campbell Soup Co.	27,744	1,238,215
	Casey's General Stores, Inc.	15,950	4,328,192
#*	Celsius Holdings, Inc.	22,584	1,126,942
*	Central Garden & Pet Co.	2,583	121,143
*	Central Garden & Pet Co., Class A	9,918	409,415
*	Chefs' Warehouse, Inc.	15,442	491,364
	Church & Dwight Co., Inc.	44,430	4,436,335
	Clorox Co.	17,821	2,588,500
	Coca-Cola Co.	581,190	34,574,993
	Coca-Cola Consolidated, Inc.	3,753	3,232,797
	Colgate-Palmolive Co.	96,383	8,115,449
	Constellation Brands, Inc., Class A	16,795	4,116,119
	Costco Wholesale Corp.	74,525	51,785,932
*	Coty, Inc., Class A	335,750	4,055,860
	Dollar General Corp.	34,986	4,620,601
*	Dollar Tree, Inc.	39,112	5,108,809
*	Duckhorn Portfolio, Inc.	51,517	444,592
	Edgewell Personal Care Co.	22,005	815,285
*	elf Beauty, Inc.	17,014	2,714,243
	Energizer Holdings, Inc.	5,690	179,918
	Estee Lauder Cos., Inc., Class A	34,719	4,582,561
	Flowers Foods, Inc.	42,641	972,215
*	Fresh Market, Inc.	1,517	0
#*	Freshpet, Inc.	3,803	327,438
	General Mills, Inc.	88,400	5,738,044
*	Grocery Outlet Holding Corp.	29,683	735,545
*	Hain Celestial Group, Inc.	40,275	431,345
#*	Herbalife Ltd.	38,654	465,781
	Ingles Markets, Inc., Class A	6,895	580,904
	Inter Parfums, Inc.	10,682	1,486,400

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	J & J Snack Foods Corp.	1,914	$304,766
	J M Smucker Co.	25,533	3,358,866
	John B Sanfilippo & Son, Inc.	1,549	165,944
	Kellanova	49,302	2,699,778
	Kenvue, Inc.	546,594	11,347,291
	Keurig Dr Pepper, Inc.	70,028	2,201,680
	Kraft Heinz Co.	101,455	3,767,024
	Kroger Co.	234,479	10,818,861
	Lamb Weston Holdings, Inc.	15,234	1,560,571
	Lancaster Colony Corp.	4,727	868,728
	Lifevantage Corp.	2,374	12,606
	McCormick & Co., Inc.	51,157	3,486,861
	McCormick & Co., Inc.	400	27,200
*	Monster Beverage Corp.	84,418	4,644,678
*	National Beverage Corp.	18,821	870,283
*	Natural Alternatives International, Inc.	1,014	6,297
	Natural Grocers by Vitamin Cottage, Inc.	5,711	85,379
	Natural Health Trends Corp.	187	1,186
*	Nature's Sunshine Products, Inc.	3,765	65,549
	Nu Skin Enterprises, Inc., Class A	29,973	556,299
	Oil-Dri Corp. of America	489	31,765
	PepsiCo, Inc.	121,503	20,476,901
*	Post Holdings, Inc.	14,585	1,354,509
	PriceSmart, Inc.	11,338	861,915
	Procter & Gamble Co.	279,145	43,864,845
*	Seneca Foods Corp., Class A	504	26,904
*	Simply Good Foods Co.	16,095	608,391
#*	Sovos Brands, Inc.	1,774	39,117
	SpartanNash Co.	16,618	372,742
	Spectrum Brands Holdings, Inc.	16,302	1,281,663
*	Sprouts Farmers Market, Inc.	58,387	2,940,953
	Sysco Corp.	108,306	8,765,205
	Target Corp.	74,127	10,309,583
	Tootsie Roll Industries, Inc.	7,207	234,876
*	TreeHouse Foods, Inc.	6,481	272,850
*	U.S. Foods Holding Corp.	73,838	3,397,286
*	United Natural Foods, Inc.	35,839	534,359
	United-Guardian, Inc.	1,797	13,801
*	USANA Health Sciences, Inc.	10,221	478,547
	Village Super Market, Inc., Class A	2,601	66,143
*	Vital Farms, Inc.	7,632	109,748
#	Walgreens Boots Alliance, Inc.	215,339	4,860,201
	Walmart, Inc.	218,126	36,045,321
#	Weis Markets, Inc.	12,018	730,094
	WK Kellogg Co.	12,325	160,102
TOTAL CONSUMER STAPLES			345,744,294
ENERGY — (2.3%)
	Adams Resources & Energy, Inc.	101	2,542
	Archrock, Inc.	171,289	2,798,862
	Baker Hughes Co.	287,856	8,203,896
*	Bristow Group, Inc.	9,551	251,955
	Cactus, Inc., Class A	16,888	716,727
*	Centrus Energy Corp., Class A	6,752	339,085
	ChampionX Corp.	125,756	3,446,972
	Cheniere Energy, Inc.	10,634	1,743,870
*	Clean Energy Fuels Corp.	43,049	126,995
	Core Laboratories, Inc.	22,033	347,460
#	CVR Energy, Inc.	58,856	1,985,213

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	Delek U.S. Holdings, Inc.	36,564	$988,325
*	DMC Global, Inc.	11,321	192,683
*	Dril-Quip, Inc.	26,323	528,303
	EnLink Midstream LLC	64,307	775,542
*	Expro Group Holdings NV	51,234	901,718
*	Forum Energy Technologies, Inc.	10,231	201,653
*	Geospace Technologies Corp.	3,600	54,216
*	Green Plains, Inc.	10,200	211,446
	Halliburton Co.	320,953	11,441,975
*	Helix Energy Solutions Group, Inc.	125,835	1,182,849
	Helmerich & Payne, Inc.	35,043	1,410,831
	HF Sinclair Corp.	87,415	4,938,073
	Liberty Energy, Inc.	112,894	2,347,066
	Marathon Petroleum Corp.	114,768	19,005,581
#*	Nabors Industries Ltd.	2,125	179,733
*	Natural Gas Services Group, Inc.	14,200	207,604
*	Newpark Resources, Inc.	88,168	572,210
#*	Nine Energy Service, Inc.	3,667	8,838
	NOV, Inc.	195,609	3,816,332
*	Oceaneering International, Inc.	78,931	1,640,186
*	Oil States International, Inc.	64,778	399,680
	ONEOK, Inc.	54,026	3,687,275
	Patterson-UTI Energy, Inc.	186,853	2,072,200
	PBF Energy, Inc., Class A	49,942	2,522,570
	Phillips 66	82,330	11,881,042
#*	ProFrac Holding Corp., Class A	8,893	70,344
*	ProPetro Holding Corp.	76,296	645,464
*	REX American Resources Corp.	12,978	537,159
#	RPC, Inc.	127,138	929,379
	Schlumberger NV	328,618	16,003,697
*	Seadrill Ltd.	6,340	274,015
	Select Water Solutions, Inc.	65,163	506,317
	Solaris Oilfield Infrastructure, Inc., Class A	15,130	113,475
	TechnipFMC PLC	273,545	5,290,360
*	TETRA Technologies, Inc.	35,998	150,832
	Texas Pacific Land Corp.	2,022	2,954,809
*	Tidewater, Inc.	17,914	1,203,642
#*	Transocean Ltd.	237,635	1,297,487
*	U.S. Silica Holdings, Inc.	10,175	109,076
*	Valaris Ltd.	9,586	593,086
	Valero Energy Corp.	121,413	16,864,266
*	Weatherford International PLC	30,708	2,749,901
	World Kinect Corp.	40,909	923,316
TOTAL ENERGY			142,348,133
FINANCIALS — (16.4%)
	1st Source Corp.	11,484	600,269
	ACNB Corp.	674	26,306
	Affiliated Managers Group, Inc.	19,859	2,955,814
*	Affirm Holdings, Inc.	21,483	870,276
	Aflac, Inc.	130,944	11,043,817
	Allstate Corp.	51,812	8,043,813
	Ally Financial, Inc.	144,750	5,309,430
	Amalgamated Financial Corp.	9,209	244,591
#	A-Mark Precious Metals, Inc.	12,498	337,071
*	Ambac Financial Group, Inc.	26,507	430,739
	Amerant Bancorp, Inc.	17,767	401,712
*	American Equity Investment Life Holding Co.	32,972	1,820,384
	American Express Co.	98,561	19,785,135

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	American Financial Group, Inc.	37,198	$4,478,639
	American International Group, Inc.	189,889	13,199,184
	American National Bankshares, Inc.	1,300	58,877
	Ameriprise Financial, Inc.	31,775	12,291,523
	Ameris Bancorp	26,452	1,313,077
	AMERISAFE, Inc.	12,213	608,696
	AmeriServ Financial, Inc.	3,000	8,910
	Aon PLC, Class A	24,485	7,307,059
	Apollo Global Management, Inc.	93,248	9,362,099
*	Arch Capital Group Ltd.	109,663	9,039,521
	Ares Management Corp., Class A	19,661	2,388,418
	Arrow Financial Corp.	6,059	152,626
	Arthur J Gallagher & Co.	14,220	3,301,315
	Artisan Partners Asset Management, Inc., Class A	26,761	1,121,286
*	AssetMark Financial Holdings, Inc.	15,779	483,942
	Associated Banc-Corp.	59,848	1,257,406
	Associated Capital Group, Inc., Class A	670	22,787
	Assurant, Inc.	18,171	3,051,819
	Assured Guaranty Ltd.	36,145	2,932,444
	Atlantic Union Bankshares Corp.	40,511	1,383,856
*	Atlanticus Holdings Corp.	6,885	238,841
*	AvidXchange Holdings, Inc.	25,467	279,118
	Axis Capital Holdings Ltd.	54,623	3,251,161
*	Axos Financial, Inc.	26,620	1,475,547
#	B Riley Financial, Inc.	9,799	229,493
	Banc of California, Inc.	50,812	700,189
	BancFirst Corp.	11,358	1,005,297
*	Bancorp, Inc.	33,743	1,472,545
	Bank of America Corp.	593,477	20,184,119
#	Bank of Hawaii Corp.	14,004	885,473
	Bank of Marin Bancorp	4,276	83,724
	Bank of New York Mellon Corp.	111,951	6,208,802
	Bank OZK	42,265	1,906,574
	BankFinancial Corp.	1,550	16,802
	BankUnited, Inc.	36,351	1,027,279
	Bankwell Financial Group, Inc.	459	12,737
	Banner Corp.	26,810	1,248,810
	Bar Harbor Bankshares	5,537	145,678
	Berkshire Hills Bancorp, Inc.	13,261	318,264
	BGC Group, Inc., Class A	122,947	868,006
	BlackRock, Inc.	15,683	12,143,504
	Blackstone, Inc.	73,635	9,163,876
*	Block, Inc.	106,104	6,897,821
	BOK Financial Corp.	21,201	1,777,492
	Bread Financial Holdings, Inc.	21,048	763,411
*	Bridgewater Bancshares, Inc.	6,348	79,413
*	Brighthouse Financial, Inc.	35,415	1,833,435
	Brightsphere Investment Group, Inc.	13,581	300,412
	Brookline Bancorp, Inc.	54,753	592,427
	Brown & Brown, Inc.	37,996	2,946,970
#*	BRP Group, Inc., Class A	2,474	55,517
	Business First Bancshares, Inc.	3,343	75,385
	Byline Bancorp, Inc.	14,567	318,143
	C&F Financial Corp.	202	11,211
	Cadence Bank	66,730	1,776,353
	Cambridge Bancorp	2,511	172,229
	Camden National Corp.	5,650	203,570
*	Cannae Holdings, Inc.	15,701	317,945
*	Cantaloupe, Inc.	4,100	27,921

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Capital City Bank Group, Inc.	7,273	$207,862
	Capital One Financial Corp.	62,410	8,445,321
	Capitol Federal Financial, Inc.	69,311	439,432
	Capstar Financial Holdings, Inc.	4,817	87,621
#	Carlyle Group, Inc.	67,615	2,705,952
	Cass Information Systems, Inc.	3,680	158,829
	Cathay General Bancorp	31,475	1,295,826
	Cboe Global Markets, Inc.	16,943	3,114,971
	Central Pacific Financial Corp.	8,622	166,146
	Central Valley Community Bancorp	1,512	29,363
	CF Bankshares, Inc.	1,038	22,618
	Charles Schwab Corp.	176,457	11,102,674
	Chemung Financial Corp.	900	41,868
	Chubb Ltd.	66,669	16,333,905
	Cincinnati Financial Corp.	31,705	3,512,914
	Citigroup, Inc.	140,902	7,914,465
	Citizens & Northern Corp.	1,544	31,297
	Citizens Financial Group, Inc.	84,994	2,779,304
#*	Citizens, Inc.	4,745	13,286
	City Holding Co.	6,590	673,564
	Civista Bancshares, Inc.	2,072	35,410
	CME Group, Inc.	14,925	3,072,162
	CNA Financial Corp.	10,875	479,261
	CNB Financial Corp.	2,020	43,127
	CNO Financial Group, Inc.	10,578	287,510
*	Coastal Financial Corp.	3,619	144,398
	Codorus Valley Bancorp, Inc.	849	20,011
#	Cohen & Steers, Inc.	15,222	1,071,933
*	Coinbase Global, Inc., Class A	17,523	2,246,449
	Colony Bankcorp, Inc.	989	12,095
	Columbia Banking System, Inc.	82,303	1,659,228
#*	Columbia Financial, Inc.	45,214	812,948
	Comerica, Inc.	8,693	457,078
	Commerce Bancshares, Inc.	32,232	1,679,932
	Community Bank System, Inc.	15,527	710,671
	Community Trust Bancorp, Inc.	9,403	390,225
	Community West Bancshares	1,400	21,784
	ConnectOne Bancorp, Inc.	20,355	464,908
*	Consumer Portfolio Services, Inc.	2,632	24,056
	Corebridge Financial, Inc.	7,355	177,770
	Crawford & Co., Class A	2,485	30,168
	Crawford & Co., Class B	33,605	395,867
#*	Credit Acceptance Corp.	4,908	2,655,572
*	CrossFirst Bankshares, Inc.	23,512	331,989
	Cullen/Frost Bankers, Inc.	17,570	1,864,528
*	Customers Bancorp, Inc.	15,155	809,883
	CVB Financial Corp.	38,027	637,713
	Diamond Hill Investment Group, Inc.	1,753	279,656
	Dime Community Bancshares, Inc.	19,109	435,876
	Discover Financial Services	92,239	9,733,059
	Donegal Group, Inc., Class A	18,392	276,064
*	Donnelley Financial Solutions, Inc.	13,002	807,684
	Eagle Bancorp, Inc.	14,563	361,017
	East West Bancorp, Inc.	37,101	2,701,324
	Eastern Bankshares, Inc.	32,108	448,228
*	eHealth, Inc.	11,013	74,888
	Employers Holdings, Inc.	19,411	809,827
	Enact Holdings, Inc.	3,441	98,034
*	Encore Capital Group, Inc.	14,337	717,997

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Enova International, Inc.	17,477	$951,273
*	Enstar Group Ltd.	8,226	2,195,437
	Enterprise Bancorp, Inc.	181	5,144
	Enterprise Financial Services Corp.	14,481	602,844
	Equitable Holdings, Inc.	156,605	5,119,417
	Equity Bancshares, Inc., Class A	7,700	252,945
	Erie Indemnity Co., Class A	13,648	4,719,888
	Esquire Financial Holdings, Inc.	2,064	102,911
	ESSA Bancorp, Inc.	1,868	35,511
	Essent Group Ltd.	48,964	2,700,854
*	Euronet Worldwide, Inc.	13,691	1,364,308
	Evercore, Inc., Class A	21,277	3,653,899
	Everest Group Ltd.	11,093	4,270,472
	EVERTEC, Inc.	19,414	779,666
#*	EZCORP, Inc., Class A	22,641	194,713
#	F&G Annuities & Life, Inc.	14,226	637,894
	FactSet Research Systems, Inc.	4,781	2,275,374
	Farmers National Banc Corp.	1,526	20,937
	FB Financial Corp.	24,306	905,398
	Federal Agricultural Mortgage Corp., Class C	5,226	973,552
	Federated Hermes, Inc.	40,234	1,406,581
	Fidelity National Financial, Inc.	209,213	10,466,926
	Fidelity National Information Services, Inc.	86,914	5,411,266
	Fifth Third Bancorp	66,107	2,263,504
	Financial Institutions, Inc.	3,311	69,200
	First American Financial Corp.	58,614	3,537,355
	First BanCorp	90,917	1,516,496
	First Bancorp, Inc.	1,624	40,600
	First Bancorp/Southern Pines NC	20,832	719,954
	First Bancshares, Inc.	12,504	317,977
	First Bank	1,606	22,066
	First Busey Corp.	25,205	593,326
	First Business Financial Services, Inc.	1,369	50,338
	First Capital, Inc.	400	11,644
	First Citizens BancShares, Inc., Class A	4,082	6,163,820
	First Commonwealth Financial Corp.	52,241	731,896
	First Community Bankshares, Inc.	6,768	232,007
	First Community Corp.	1,506	28,162
	First Financial Bancorp	54,503	1,221,957
	First Financial Bankshares, Inc.	35,617	1,112,319
	First Financial Corp.	4,517	178,060
	First Financial Northwest, Inc.	1,300	27,144
	First Foundation, Inc.	25,586	243,579
	First Hawaiian, Inc.	47,843	1,037,715
	First Horizon Corp.	74,696	1,063,671
	First Internet Bancorp	909	29,979
	First Interstate BancSystem, Inc., Class A	30,595	841,974
	First Merchants Corp.	16,791	567,704
	First Mid Bancshares, Inc.	3,411	107,344
	First Northwest Bancorp	817	11,879
	First of Long Island Corp.	12,744	153,183
	First Savings Financial Group, Inc.	714	12,852
	First United Corp.	402	9,141
*	First Western Financial, Inc.	900	15,345
	FirstCash Holdings, Inc.	15,361	1,762,982
*	Fiserv, Inc.	53,932	7,651,333
*	FleetCor Technologies, Inc.	17,013	4,932,579
	Flushing Financial Corp.	19,193	307,664
	FNB Corp.	162,754	2,145,098

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Franklin Financial Services Corp.	387	$12,508
	Franklin Resources, Inc.	72,665	1,935,069
	FS Bancorp, Inc.	1,212	44,626
	Fulton Financial Corp.	69,584	1,084,815
*	Genworth Financial, Inc., Class A	310,878	1,918,117
	German American Bancorp, Inc.	17,033	564,303
#	Glacier Bancorp, Inc.	37,241	1,439,737
	Global Payments, Inc.	44,855	5,976,032
	Globe Life, Inc.	33,528	4,117,909
	Goldman Sachs Group, Inc.	39,495	15,166,475
*	Goosehead Insurance, Inc., Class A	896	69,171
	Great Southern Bancorp, Inc.	5,348	278,577
*	Green Dot Corp., Class A	22,267	200,626
	Greene County Bancorp, Inc.	6,632	165,800
*	Greenlight Capital Re Ltd., Class A	23,678	270,166
	Guaranty Bancshares, Inc.	581	17,715
	Hamilton Lane, Inc., Class A	10,728	1,243,804
	Hancock Whitney Corp.	25,126	1,133,434
	Hanmi Financial Corp.	11,684	195,707
	Hanover Insurance Group, Inc.	18,335	2,420,403
	HarborOne Bancorp, Inc.	17,022	185,880
	Hartford Financial Services Group, Inc.	150,635	13,099,220
	Hawthorn Bancshares, Inc.	713	17,968
	HBT Financial, Inc.	898	17,484
#	HCI Group, Inc.	3,180	285,151
	Heartland Financial USA, Inc.	20,673	733,271
#	Hennessy Advisors, Inc.	1,267	8,869
	Heritage Commerce Corp.	21,289	189,259
	Heritage Financial Corp.	12,893	259,794
*	Heritage Insurance Holdings, Inc.	7,320	44,066
	Hilltop Holdings, Inc.	10,662	335,746
	Hingham Institution For Savings The	585	108,143
	HMN Financial, Inc.	600	13,350
	Home Bancorp, Inc.	196	7,805
	Home BancShares, Inc.	64,598	1,514,177
	HomeStreet, Inc.	7,899	108,690
	HomeTrust Bancshares, Inc.	2,385	64,753
	Hope Bancorp, Inc.	59,079	654,595
	Horace Mann Educators Corp.	22,657	834,457
	Horizon Bancorp, Inc.	18,244	239,179
	Houlihan Lokey, Inc.	17,924	2,146,937
	Huntington Bancshares, Inc.	21,955	279,487
	IF Bancorp, Inc.	1,300	22,100
	Independent Bank Corp.	16,314	915,052
	Independent Bank Corp.	6,401	162,841
	Independent Bank Group, Inc.	29,072	1,405,631
	Interactive Brokers Group, Inc., Class A	8,838	784,372
	Intercontinental Exchange, Inc.	31,077	3,957,034
	International Bancshares Corp.	24,898	1,316,108
*	International Money Express, Inc.	13,736	282,962
	Invesco Ltd.	120,175	1,902,370
	Investors Title Co.	494	82,622
	Jack Henry & Associates, Inc.	6,891	1,142,735
	Jackson Financial, Inc., Class A	14,027	702,332
	James River Group Holdings Ltd.	21,155	202,453
	Janus Henderson Group PLC	84,862	2,440,631
	Jefferies Financial Group, Inc.	33,263	1,355,800
	JPMorgan Chase & Co.	318,739	55,575,332
	Kearny Financial Corp.	33,320	240,904

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Kemper Corp.	30,748	$1,844,880
	KeyCorp	183,426	2,665,180
	Kinsale Capital Group, Inc.	5,810	2,309,882
	KKR & Co., Inc.	53,126	4,599,649
*	Lake Shore Bancorp, Inc.	663	7,704
	Lakeland Bancorp, Inc.	20,224	268,777
	Lakeland Financial Corp.	11,337	759,126
	Landmark Bancorp, Inc.	552	11,680
	Lazard, Inc.	27,857	1,085,866
*	LendingClub Corp.	45,786	412,990
*	LendingTree, Inc.	2,645	85,539
	Lincoln National Corp.	70,131	1,925,096
	Live Oak Bancshares, Inc.	16,544	601,705
	Loews Corp.	5,495	400,366
	LPL Financial Holdings, Inc.	35,103	8,396,287
*	Luther Burbank Corp.	3,219	30,902
	M&T Bank Corp.	23,493	3,244,383
	Macatawa Bank Corp.	3,313	35,317
	Magyar Bancorp, Inc.	1,343	15,485
	MainStreet Bancshares, Inc.	515	9,538
*	Markel Group, Inc.	2,439	3,652,232
	MarketAxess Holdings, Inc.	6,426	1,449,127
*	Marqeta, Inc., Class A	66,492	399,617
	Marsh & McLennan Cos., Inc.	44,447	8,615,606
	Mastercard, Inc., Class A	125,721	56,477,645
#	MBIA, Inc.	3,063	18,623
	Mercantile Bank Corp.	6,280	251,765
	Merchants Bancorp	19,746	863,690
	Mercury General Corp.	29,879	1,196,654
	Meridian Corp.	2,100	25,410
	MetLife, Inc.	137,904	9,559,505
*	Metropolitan Bank Holding Corp.	2,400	116,376
	MGIC Investment Corp.	163,819	3,250,169
	Mid Penn Bancorp, Inc.	12,010	256,774
#	Middlefield Banc Corp.	954	25,186
	Midland States Bancorp, Inc.	11,651	305,955
	MidWestOne Financial Group, Inc.	5,831	148,691
#	Moelis & Co., Class A	20,990	1,153,820
	Moody's Corp.	25,796	10,113,064
	Morgan Stanley	195,438	17,050,011
	Morningstar, Inc.	12,452	3,477,844
*	Mr Cooper Group, Inc.	33,693	2,269,560
	MSCI, Inc.	15,147	9,067,297
	MVB Financial Corp.	945	20,251
	Nasdaq, Inc.	48,186	2,783,705
	National Bank Holdings Corp., Class A	17,916	627,060
	National Bankshares, Inc.	507	16,356
	National Western Life Group, Inc., Class A	1,264	611,776
	Navient Corp.	97,570	1,680,155
	NBT Bancorp, Inc.	14,394	511,995
*	NCR Atleos Corp.	33,343	746,550
	Nelnet, Inc., Class A	13,645	1,188,889
	New York Community Bancorp, Inc.	499,867	3,234,139
*	NI Holdings, Inc.	1,652	22,071
*	Nicholas Financial, Inc.	2,510	17,721
	Nicolet Bankshares, Inc.	5,267	409,615
*	NMI Holdings, Inc., Class A	44,940	1,434,485
	Northeast Bank	1,100	60,313
	Northeast Community Bancorp, Inc.	1,191	20,521

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Northern Trust Corp.	36,686	$2,921,673
	Northfield Bancorp, Inc.	32,316	388,761
	Northrim BanCorp, Inc.	383	19,353
	Northwest Bancshares, Inc.	71,981	890,405
#	Norwood Financial Corp.	600	16,434
	Oak Valley Bancorp	817	21,283
	OceanFirst Financial Corp.	38,089	656,273
*	Ocwen Financial Corp.	3,051	88,265
	OFG Bancorp	21,592	793,938
	Ohio Valley Banc Corp.	243	5,844
	Old National Bancorp	117,993	1,943,345
	Old Republic International Corp.	160,655	4,504,766
	Old Second Bancorp, Inc.	14,321	195,052
	OneMain Holdings, Inc.	60,968	2,902,077
*	Open Lending Corp., Class A	33,122	243,115
	Oppenheimer Holdings, Inc., Class A	4,778	178,602
	Origin Bancorp, Inc.	7,350	224,175
	Orrstown Financial Services, Inc.	1,386	38,364
*	Oscar Health, Inc., Class A	31,032	388,521
	Pacific Premier Bancorp, Inc.	53,630	1,360,593
*	Palomar Holdings, Inc.	7,865	470,878
	Park National Corp.	5,366	701,229
	Parke Bancorp, Inc.	661	12,235
	Pathfinder Bancorp, Inc.	900	12,339
	Pathward Financial, Inc.	11,998	621,256
*	Paymentus Holdings, Inc., Class A	5,596	88,753
*	PayPal Holdings, Inc.	192,139	11,787,728
#*	Paysafe Ltd.	12,640	188,083
	PCB Bancorp	653	10,938
	Peapack-Gladstone Financial Corp.	9,037	249,240
	Penns Woods Bancorp, Inc.	853	18,391
	PennyMac Financial Services, Inc.	21,180	1,847,320
	Peoples Bancorp of North Carolina, Inc.	1,287	37,439
	Peoples Bancorp, Inc.	16,386	480,110
	Peoples Financial Services Corp.	500	21,855
	Pinnacle Financial Partners, Inc.	21,604	1,909,362
	Piper Sandler Cos.	7,407	1,285,040
	PJT Partners, Inc., Class A	4,492	431,996
	Plumas Bancorp	646	22,791
	PNC Financial Services Group, Inc.	25,843	3,907,720
*	Ponce Financial Group, Inc.	1,223	11,080
	Popular, Inc.	31,365	2,680,139
*	PRA Group, Inc.	19,251	438,345
	Preferred Bank	6,166	442,965
	Premier Financial Corp.	24,956	521,331
	Primerica, Inc.	19,688	4,610,142
	Princeton Bancorp, Inc.	708	23,123
	Principal Financial Group, Inc.	89,290	7,062,839
	ProAssurance Corp.	30,967	416,816
*	PROG Holdings, Inc.	36,050	1,104,572
	Progressive Corp.	56,179	10,013,907
	Prosperity Bancshares, Inc.	26,448	1,690,292
*	Provident Bancorp, Inc.	1,077	11,707
	Provident Financial Services, Inc.	38,535	637,754
	Prudential Financial, Inc.	160,801	16,872,849
	QCR Holdings, Inc.	7,184	419,617
	Radian Group, Inc.	77,752	2,253,253
	Raymond James Financial, Inc.	48,246	5,315,744
	Regional Management Corp.	1,439	35,083

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Regions Financial Corp.	96,306	$1,798,033
	Reinsurance Group of America, Inc.	21,490	3,736,896
	RenaissanceRe Holdings Ltd.	18,543	4,243,195
	Renasant Corp.	35,179	1,112,712
*	Repay Holdings Corp.	17,929	140,563
	Republic Bancorp, Inc., Class A	2,649	135,602
	Richmond Mutual BanCorp, Inc.	1,351	15,564
	RLI Corp.	20,908	2,851,224
*	Robinhood Markets, Inc., Class A	254,180	2,729,893
*	Rocket Cos., Inc., Class A	2,120	26,097
	S&P Global, Inc.	29,908	13,409,252
	S&T Bancorp, Inc.	17,418	580,716
	Safety Insurance Group, Inc.	8,226	685,308
	Sandy Spring Bancorp, Inc.	22,358	545,088
	SB Financial Group, Inc.	1,702	26,075
	Seacoast Banking Corp. of Florida	18,946	465,314
*	Security National Financial Corp., Class A	1,097	8,590
	SEI Investments Co.	52,186	3,300,243
	Selective Insurance Group, Inc.	26,664	2,795,987
#	ServisFirst Bancshares, Inc.	16,346	1,097,470
#*	Shift4 Payments, Inc., Class A	4,150	298,012
	Shore Bancshares, Inc.	3,170	41,020
	Sierra Bancorp	1,779	36,914
	Silvercrest Asset Management Group, Inc., Class A	953	15,896
	Simmons First National Corp., Class A	69,668	1,324,389
*	SiriusPoint Ltd.	104,416	1,232,109
	SLM Corp.	138,971	2,762,743
	SmartFinancial, Inc.	2,470	57,452
#*	SoFi Technologies, Inc.	46,088	360,869
	Sound Financial Bancorp, Inc.	200	7,882
*	Southern First Bancshares, Inc.	700	26,243
	Southern Missouri Bancorp, Inc.	1,018	44,395
	Southside Bancshares, Inc.	12,709	397,792
	SouthState Corp.	31,029	2,578,510
	State Street Corp.	38,481	2,842,591
	Stellar Bancorp, Inc.	14,412	360,732
	StepStone Group, Inc., Class A	2,191	73,289
	Stewart Information Services Corp.	15,213	938,034
	Stifel Financial Corp.	32,104	2,341,987
	Stock Yards Bancorp, Inc.	10,342	514,204
*	StoneX Group, Inc.	11,511	756,848
	Summit State Bank	922	10,843
	Synchrony Financial	157,018	6,103,290
	Synovus Financial Corp.	40,986	1,543,533
	T Rowe Price Group, Inc.	42,877	4,650,011
*	Texas Capital Bancshares, Inc.	19,486	1,188,646
#	TFS Financial Corp.	49,800	663,336
*	Third Coast Bancshares, Inc.	659	12,521
	Timberland Bancorp, Inc.	618	17,285
	Tiptree, Inc.	18,783	355,562
#*	Toast, Inc., Class A	71,356	1,267,996
	Tompkins Financial Corp.	6,386	315,405
	Towne Bank	31,019	871,944
	Tradeweb Markets, Inc., Class A	5,958	568,334
	Travelers Cos., Inc.	100,687	21,281,204
	TriCo Bancshares	13,353	485,382
*	Triumph Financial, Inc.	9,377	662,485
	Truist Financial Corp.	8,514	315,529
	TrustCo Bank Corp.	14,125	408,213

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Trustmark Corp.	42,990	$1,160,300
	U.S. Bancorp	70,643	2,934,510
	UMB Financial Corp.	19,051	1,571,707
	United Bancorp, Inc.	1,200	14,448
	United Bancshares, Inc.	300	5,733
	United Bankshares, Inc.	106,071	3,802,645
	United Community Banks, Inc.	41,110	1,123,947
	United Fire Group, Inc.	17,383	389,553
	United Security Bancshares	442	3,558
	Unity Bancorp, Inc.	600	16,434
	Universal Insurance Holdings, Inc.	17,456	290,119
	Univest Financial Corp.	13,273	281,919
	Unum Group	90,874	4,392,849
	Valley National Bancorp	160,043	1,539,614
	Value Line, Inc.	245	10,927
	Veritex Holdings, Inc.	23,308	489,701
	Victory Capital Holdings, Inc., Class A	13,120	442,538
	Virtu Financial, Inc., Class A	34,775	583,872
	Virtus Investment Partners, Inc.	4,377	1,033,453
#	Visa, Inc., Class A	235,534	64,362,021
	Voya Financial, Inc.	47,539	3,440,397
	W R Berkley Corp.	99,418	8,140,346
	WaFd, Inc.	31,040	901,402
	Walker & Dunlop, Inc.	17,921	1,730,989
	Washington Trust Bancorp, Inc.	7,092	197,229
	Waterstone Financial, Inc.	8,901	118,383
	Webster Financial Corp.	55,147	2,728,674
	Wells Fargo & Co.	250,927	12,591,517
	WesBanco, Inc.	47,751	1,401,014
	West BanCorp, Inc.	2,622	49,320
	Westamerica BanCorp	15,443	736,940
	Western Alliance Bancorp	29,295	1,873,708
	Western New England Bancorp, Inc.	2,300	19,573
	Western Union Co.	89,723	1,127,818
*	WEX, Inc.	12,936	2,643,989
	White Mountains Insurance Group Ltd.	1,380	2,174,839
	Willis Towers Watson PLC	21,041	5,182,398
	Wintrust Financial Corp.	20,536	1,991,581
#	WisdomTree, Inc.	84,822	574,245
#*	World Acceptance Corp.	3,007	394,849
	WSFS Financial Corp.	24,165	1,075,584
	WVS Financial Corp.	100	1,330
	Zions Bancorp NA	42,923	1,798,474
TOTAL FINANCIALS			1,024,748,868
HEALTH CARE — (12.9%)
#*	10X Genomics, Inc., Class A	12,691	528,834
*	4D Molecular Therapeutics, Inc.	7,780	134,205
	Abbott Laboratories	97,794	11,065,391
	AbbVie, Inc.	269,102	44,240,369
*	Acadia Healthcare Co., Inc.	19,826	1,628,508
*	Accolade, Inc.	39,895	451,611
#*	Accuray, Inc.	46,485	120,396
††	Achillion Pharmaceuticals, Inc.	15,963	4,310
*	AdaptHealth Corp.	14,527	104,885
#*	Adaptive Biotechnologies Corp.	55,669	204,305
*	Addus HomeCare Corp.	2,823	244,472
	Agilent Technologies, Inc.	42,082	5,474,868
*	Agiliti, Inc.	33,976	240,890

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	agilon health, Inc.	14,684	$86,489
*	Agios Pharmaceuticals, Inc.	14,637	331,089
††	Albireo Pharma, Inc.	3,349	18,118
*	Alector, Inc.	6,796	40,504
*	Align Technology, Inc.	7,621	2,037,246
*	Allogene Therapeutics, Inc.	19,929	70,150
*	Alnylam Pharmaceuticals, Inc.	9,192	1,589,389
*	Amedisys, Inc.	6,299	593,807
	Amgen, Inc.	87,600	27,529,176
*	AMN Healthcare Services, Inc.	21,352	1,580,262
*	AnaptysBio, Inc.	11,200	264,320
*	AngioDynamics, Inc.	23,477	138,514
*	ANI Pharmaceuticals, Inc.	589	32,878
*	Anika Therapeutics, Inc.	5,680	133,594
#*	Apollo Medical Holdings, Inc.	12,723	442,124
*	Arcturus Therapeutics Holdings, Inc.	4,218	139,067
*	Arcus Biosciences, Inc.	19,731	298,727
*	Artivion, Inc.	22,598	377,839
*	AtriCure, Inc.	13,771	469,040
	Atrion Corp.	613	208,420
*	Avanos Medical, Inc.	26,935	516,883
*	Avantor, Inc.	107,559	2,472,781
#*	Avid Bioservices, Inc.	7,906	53,524
*	Avidity Biosciences, Inc.	14,097	172,406
*	Axogen, Inc.	9,935	96,071
*	Axonics, Inc.	13,507	916,855
*	Azenta, Inc.	15,551	1,013,925
#*	Beam Therapeutics, Inc.	12,078	294,703
	Becton Dickinson & Co.	15,984	3,817,139
*	Biogen, Inc.	29,025	7,159,306
#*	BioLife Solutions, Inc.	3,279	55,743
*	BioMarin Pharmaceutical, Inc.	17,937	1,579,891
*	Bio-Rad Laboratories, Inc., Class A	5,862	1,881,057
	Bio-Techne Corp.	21,336	1,500,348
*	Boston Scientific Corp.	122,785	7,767,379
	Bristol-Myers Squibb Co.	411,282	20,099,351
	Bruker Corp.	45,795	3,274,800
	Cardinal Health, Inc.	68,878	7,520,789
*	CareDx, Inc.	3,255	27,863
*	Caribou Biosciences, Inc.	9,323	57,150
*	Castle Biosciences, Inc.	13,600	313,888
*	Catalent, Inc.	16,040	828,306
*	Celldex Therapeutics, Inc.	3,355	118,163
	Cencora, Inc.	49,655	11,553,725
*	Centene Corp.	152,289	11,468,885
*	Certara, Inc.	46,337	748,806
*	Charles River Laboratories International, Inc.	7,893	1,707,098
	Chemed Corp.	2,171	1,286,947
††	Chinook Therapeutics, Inc.	11,306	3,279
	Cigna Group	68,560	20,633,132
*	Cogent Biosciences, Inc.	7,449	32,999
*	Computer Programs & Systems, Inc.	7,089	71,812
	CONMED Corp.	8,123	776,559
††	Contra Abiomed, Inc.	5,835	91,084
	Cooper Cos., Inc.	3,980	1,484,659
*	Corcept Therapeutics, Inc.	6,953	146,708
*	CorVel Corp.	8,012	1,885,544
*	Crinetics Pharmaceuticals, Inc.	2,525	92,112
#*	CRISPR Therapeutics AG	25,886	1,629,524

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Cross Country Healthcare, Inc.	27,056	$574,940
*	CryoPort, Inc.	19,005	275,763
#*	Cue Biopharma, Inc.	13,497	35,632
*	Cullinan Oncology, Inc.	5,180	78,425
	CVS Health Corp.	249,508	18,555,910
*	Cymabay Therapeutics, Inc.	8,753	205,783
#*	Cytokinetics, Inc.	11,836	924,747
	Danaher Corp.	70,075	16,811,693
*	DaVita, Inc.	23,310	2,521,210
*	Deciphera Pharmaceuticals, Inc.	25,900	370,888
#*	Definitive Healthcare Corp.	16,535	140,547
*	Denali Therapeutics, Inc.	19,832	317,510
	DENTSPLY SIRONA, Inc.	62,467	2,170,728
*	Dexcom, Inc.	22,754	2,761,198
#*	Doximity, Inc., Class A	34,631	933,305
*	Dynavax Technologies Corp.	31,261	403,892
*	Dyne Therapeutics, Inc.	4,978	106,529
*	Eagle Pharmaceuticals, Inc.	6,161	36,103
*	Editas Medicine, Inc.	20,664	145,268
*	Edwards Lifesciences Corp.	52,365	4,109,082
*	Elanco Animal Health, Inc.	5,375	79,227
*	Electromed, Inc.	2,300	23,115
	Elevance Health, Inc.	44,081	21,751,329
	Eli Lilly & Co.	76,168	49,174,822
	Embecta Corp.	24,133	413,640
#*	Emergent BioSolutions, Inc.	13,585	22,687
	Encompass Health Corp.	17,304	1,229,276
*	Enhabit, Inc.	4,700	47,423
*	Enovis Corp.	5,566	326,724
*	Envista Holdings Corp.	97,632	2,294,352
*	Evolent Health, Inc., Class A	32,987	970,148
*	Exact Sciences Corp.	5,094	333,148
*	Exelixis, Inc.	15,512	337,541
#*	Fate Therapeutics, Inc.	572	3,524
*	FONAR Corp.	776	15,179
*	Fortrea Holdings, Inc.	20,313	628,890
*	Fulgent Genetics, Inc.	9,106	223,917
*	GE HealthCare Technologies, Inc.	79,348	5,820,969
*	Generation Bio Co.	7	13
	Gilead Sciences, Inc.	260,829	20,412,478
*	Glaukos Corp.	9,932	884,246
*	Globus Medical, Inc., Class A	25,743	1,358,973
#*	GoodRx Holdings, Inc., Class A	31,024	186,144
*	Haemonetics Corp.	12,916	987,557
*	Halozyme Therapeutics, Inc.	18,566	628,459
*	Harvard Bioscience, Inc.	3,317	14,595
	HCA Healthcare, Inc.	12,611	3,845,094
*	Health Catalyst, Inc.	37,632	367,665
*	HealthEquity, Inc.	26,202	1,980,347
	HealthStream, Inc.	14,850	395,307
*	Henry Schein, Inc.	46,308	3,465,691
*	Hims & Hers Health, Inc.	65,864	565,113
*	Hologic, Inc.	59,418	4,423,076
	Humana, Inc.	20,840	7,878,770
*	ICU Medical, Inc.	2,192	200,634
*	Ideaya Biosciences, Inc.	10,150	441,829
*	IDEXX Laboratories, Inc.	8,338	4,294,737
#*	IGM Biosciences, Inc.	500	5,260
*	Illumina, Inc.	20,487	2,929,846

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Immunovant, Inc.	5,583	$203,277
#*	Inari Medical, Inc.	4,868	277,233
*	Incyte Corp.	29,206	1,716,437
*	InfuSystem Holdings, Inc.	2,116	19,531
*	Innoviva, Inc.	14,687	237,929
*	Inogen, Inc.	5,653	40,221
*	Insulet Corp.	5,964	1,138,349
*	Integer Holdings Corp.	13,826	1,400,850
*	Integra LifeSciences Holdings Corp.	18,636	748,235
*	Intellia Therapeutics, Inc.	18,757	446,792
*	Intuitive Surgical, Inc.	21,266	8,043,226
*	Iovance Biotherapeutics, Inc.	45,109	348,693
*	IQVIA Holdings, Inc.	49,072	10,218,263
	iRadimed Corp.	1,652	68,409
*	Ironwood Pharmaceuticals, Inc.	54,216	769,325
*	iTeos Therapeutics, Inc.	1,000	9,950
*	Jazz Pharmaceuticals PLC	4,101	503,275
	Johnson & Johnson	417,006	66,262,253
#*	Joint Corp.	1,721	16,797
#*	KalVista Pharmaceuticals, Inc.	12,280	193,656
*	Keros Therapeutics, Inc.	1,500	83,040
#*	Kiniksa Pharmaceuticals Ltd., Class A	4,087	72,054
*	Krystal Biotech, Inc.	7,585	843,831
*	Kura Oncology, Inc.	13,823	278,395
#*	Kymera Therapeutics, Inc.	13,726	449,938
	Laboratory Corp. of America Holdings	18,021	4,006,068
*	Lantheus Holdings, Inc.	2,498	129,721
	LeMaitre Vascular, Inc.	5,455	316,608
*	LENSAR, Inc.	1,319	4,682
*	LivaNova PLC	13,536	658,932
*	MacroGenics, Inc.	4,311	61,647
*	Maravai LifeSciences Holdings, Inc., Class A	26,030	150,974
#*	Masimo Corp.	13,430	1,731,664
	McKesson Corp.	22,124	11,059,566
*	Medpace Holdings, Inc.	8,275	2,412,824
	Medtronic PLC	142,929	12,512,005
	Merck & Co., Inc.	229,731	27,746,910
*	Merit Medical Systems, Inc.	17,637	1,380,977
#*	Merrimack Pharmaceuticals, Inc.	2,200	29,480
	Mesa Laboratories, Inc.	2,273	208,252
*	Mettler-Toledo International, Inc.	3,222	3,857,346
»	Mirati Therapeutics, Inc.	8,088	5,662
*	Moderna, Inc.	54,518	5,509,044
*	ModivCare, Inc.	2,046	81,369
*	Molina Healthcare, Inc.	18,112	6,455,841
*	Myriad Genetics, Inc.	8,399	179,655
	National Research Corp.	4,399	173,321
*	NeoGenomics, Inc.	31,066	461,330
*	Neurocrine Biosciences, Inc.	3,175	443,770
*	Nurix Therapeutics, Inc.	9,934	78,479
*	Nuvalent, Inc., Class A	3,499	263,020
*	Olema Pharmaceuticals, Inc.	22,500	293,400
*	OmniAb, Inc.	18,495	107,271
*	Omnicell, Inc.	10,710	344,541
#*	OptimizeRx Corp.	4,481	63,272
*	Option Care Health, Inc.	50,018	1,562,562
*	OraSure Technologies, Inc.	11,284	83,163
	Organon & Co.	57,298	954,012
*	Orthofix Medical, Inc.	120	1,667

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Outset Medical, Inc.	25,347	$77,055
*	Ovid therapeutics, Inc.	11,198	43,336
*	Owens & Minor, Inc.	36,039	710,329
#*	Pacific Biosciences of California, Inc.	72,304	470,699
	Patterson Cos., Inc.	30,840	920,882
#*††	PDL BioPharma, Inc.	17,391	27,999
*	Pediatrix Medical Group, Inc.	42,260	395,554
*	Pennant Group, Inc.	2,661	39,942
*	Penumbra, Inc.	6,035	1,521,967
	Perrigo Co. PLC	38,659	1,240,181
*	PetIQ, Inc.	12,400	222,828
	Pfizer, Inc.	1,163,930	31,519,224
*	Phreesia, Inc.	1,985	50,578
*	PMV Pharmaceuticals, Inc.	6,785	11,942
	Premier, Inc., Class A	77,820	1,682,468
*	Prestige Consumer Healthcare, Inc.	6,317	388,748
*	Pro-Dex, Inc.	1,452	31,508
*	Progyny, Inc.	5,729	218,218
*	Protagonist Therapeutics, Inc.	8,401	210,109
*	Prothena Corp. PLC	13,169	373,868
	Psychemedics Corp.	600	1,920
*	Pulmonx Corp.	3,685	48,937
*	Quanterix Corp.	5,706	126,046
	Quest Diagnostics, Inc.	15,721	2,019,048
*	R1 RCM, Inc.	52,809	540,764
*	RadNet, Inc.	16,545	611,669
*	Regeneron Pharmaceuticals, Inc.	18,147	17,108,629
*	REGENXBIO, Inc.	16,403	202,085
*	Relay Therapeutics, Inc.	32,466	300,310
*	Repligen Corp.	13,325	2,523,755
*	Replimune Group, Inc.	18,165	140,960
	ResMed, Inc.	19,939	3,792,398
*	REVOLUTION Medicines, Inc.	12,874	357,253
	Revvity, Inc.	29,671	3,180,138
*	Rhythm Pharmaceuticals, Inc.	1,697	74,855
*	Rocket Pharmaceuticals, Inc.	10,114	290,575
*	Sage Therapeutics, Inc.	16,406	420,650
*	Sarepta Therapeutics, Inc.	809	96,263
#*	Schrodinger, Inc.	23,727	627,579
*	SI-BONE, Inc.	4,400	88,924
#	SIGA Technologies, Inc.	8,665	42,285
#	Simulations Plus, Inc.	4,415	167,328
#*	Sotera Health Co.	6,696	98,565
#*	SpringWorks Therapeutics, Inc.	10,180	449,243
*	Standard BioTools, Inc.	38,169	86,644
#*	Stoke Therapeutics, Inc.	8,057	38,996
	Stryker Corp.	31,892	10,699,128
*	Supernus Pharmaceuticals, Inc.	4,453	123,259
*	Surmodics, Inc.	3,112	109,574
*	Sutro Biopharma, Inc.	6,100	26,474
*	Teladoc Health, Inc.	73,201	1,422,295
#	Teleflex, Inc.	11,017	2,675,258
	Thermo Fisher Scientific, Inc.	36,770	19,818,295
*	Twist Bioscience Corp.	11,414	369,814
	U.S. Physical Therapy, Inc.	3,880	357,969
*	United Therapeutics Corp.	3,683	791,035
	UnitedHealth Group, Inc.	174,757	89,430,147
	Utah Medical Products, Inc.	407	32,238
*	Varex Imaging Corp.	10,300	198,481

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Veeva Systems, Inc., Class A	12,029	$2,494,935
*	Veracyte, Inc.	7,066	176,791
*	Veradigm, Inc.	70,922	647,518
*	Vericel Corp.	5,917	254,313
*	Vertex Pharmaceuticals, Inc.	27,818	12,055,765
	Viatris, Inc.	7,799	91,794
*	Vir Biotechnology, Inc.	13,600	127,840
*	Waters Corp.	11,045	3,509,107
*	Xencor, Inc.	28,523	533,380
*	Xenon Pharmaceuticals, Inc.	1,930	87,275
*	Zentalis Pharmaceuticals, Inc.	1,408	16,685
	Zimmer Biomet Holdings, Inc.	33,671	4,229,078
*	Zimvie, Inc.	8,156	142,567
	Zoetis, Inc.	11,555	2,170,145
TOTAL HEALTH CARE			810,319,297
INDUSTRIALS — (13.2%)
*	3D Systems Corp.	52,529	251,614
	3M Co.	60,694	5,726,479
	A O Smith Corp.	38,757	3,007,931
	AAON, Inc.	21,741	1,525,349
*	AAR Corp.	12,924	786,038
	ABM Industries, Inc.	38,932	1,588,036
	ACCO Brands Corp.	60,624	368,594
	Acme United Corp.	500	23,940
	Acuity Brands, Inc.	10,503	2,501,394
*	ACV Auctions, Inc., Class A	23,660	306,870
	Advanced Drainage Systems, Inc.	12,176	1,587,994
	AECOM	48,227	4,253,139
*	AeroVironment, Inc.	6,652	802,497
	AGCO Corp.	39,019	4,773,194
	Air Lease Corp.	78,701	3,290,489
	Alamo Group, Inc.	4,755	1,009,391
	Albany International Corp., Class A	10,339	919,240
*	Alight, Inc., Class A	63,368	565,243
	Allegion PLC	25,848	3,202,309
	Allient, Inc.	2,700	75,222
	Allison Transmission Holdings, Inc.	50,036	3,029,179
	Alta Equipment Group, Inc.	6,300	67,410
#*	Ameresco, Inc., Class A	6,493	132,652
*	American Superconductor Corp.	9,413	103,543
*	American Woodmark Corp.	3,600	328,608
	AMETEK, Inc.	34,279	5,554,912
*	API Group Corp.	99,820	3,146,326
	Apogee Enterprises, Inc.	8,543	451,156
	Applied Industrial Technologies, Inc.	13,457	2,374,622
	ArcBest Corp.	6,940	826,762
	Arcosa, Inc.	8,448	661,309
	Argan, Inc.	6,356	281,761
	Armstrong World Industries, Inc.	7,400	734,154
*	Array Technologies, Inc.	5,449	72,145
*	ASGN, Inc.	24,679	2,290,705
	Astec Industries, Inc.	9,809	349,200
*	Astronics Corp.	12,713	214,977
*	Astronics Corp., Class B	988	16,717
*	Asure Software, Inc.	1,020	9,017
*	Atkore, Inc.	21,145	3,225,247
	Automatic Data Processing, Inc.	79,540	19,549,341
*	AZEK Co., Inc.	27,132	1,046,210

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	AZZ, Inc.	10,432	$651,478
	Barnes Group, Inc.	17,289	572,439
	Barrett Business Services, Inc.	4,200	471,534
*	Beacon Roofing Supply, Inc.	40,242	3,335,659
	BGSF, Inc.	2,055	20,961
*	Blue Bird Corp.	7,351	214,135
*	BlueLinx Holdings, Inc.	5,699	657,323
	Boise Cascade Co.	19,523	2,644,586
	Booz Allen Hamilton Holding Corp.	49,128	6,915,749
	Brady Corp., Class A	5,547	334,096
*	BrightView Holdings, Inc.	24,550	219,232
	Brink's Co.	14,105	1,140,248
	Broadridge Financial Solutions, Inc.	26,587	5,429,065
*	Builders FirstSource, Inc.	86,070	14,952,941
	BWX Technologies, Inc.	31,813	2,592,123
*	CACI International, Inc., Class A	11,545	3,968,363
	Carlisle Cos., Inc.	12,977	4,078,152
	Carrier Global Corp.	200,109	10,947,963
	Caterpillar, Inc.	96,606	29,011,748
*	CBIZ, Inc.	17,662	1,124,363
*	CECO Environmental Corp.	6,415	124,002
	CH Robinson Worldwide, Inc.	52,633	4,425,909
*	Cimpress PLC	6,169	464,032
	Cintas Corp.	10,238	6,189,588
	Civeo Corp.	1,011	22,444
#*	Clarivate PLC	237,151	2,120,130
*	Clean Harbors, Inc.	7,000	1,175,720
	Columbus McKinnon Corp.	15,161	592,340
	Comfort Systems USA, Inc.	21,453	4,665,384
*	Commercial Vehicle Group, Inc.	4,998	32,437
	Concentrix Corp.	17,435	1,549,448
*	Conduent, Inc.	126,948	457,013
*	Construction Partners, Inc., Class A	13,366	608,153
	Copa Holdings SA, Class A	1,674	160,804
*	Copart, Inc.	121,564	5,839,935
*	Core & Main, Inc., Class A	33,106	1,367,609
	Covenant Logistics Group, Inc.	3,969	191,861
	CRA International, Inc.	3,712	398,075
	Crane Co.	19,929	2,473,388
	CSG Systems International, Inc.	13,407	674,506
	CSW Industrials, Inc.	2,666	564,046
	CSX Corp.	135,577	4,840,099
	Cummins, Inc.	31,008	7,420,214
	Curtiss-Wright Corp.	14,543	3,236,836
*	Daseke, Inc.	17,521	142,621
#*	Dayforce, Inc.	44,667	3,105,250
	Deere & Co.	53,725	21,145,086
	Deluxe Corp.	14,464	273,514
*	Distribution Solutions Group, Inc.	1,758	56,115
*	DLH Holdings Corp.	1,775	27,868
*	DNOW, Inc.	62,622	631,856
	Donaldson Co., Inc.	41,807	2,700,314
	Douglas Dynamics, Inc.	9,728	244,659
	Dover Corp.	32,492	4,866,652
*	Driven Brands Holdings, Inc.	14,793	193,936
*	Ducommun, Inc.	4,599	226,961
	Dun & Bradstreet Holdings, Inc.	145,029	1,680,886
*	DXP Enterprises, Inc.	8,736	281,474
*	Dycom Industries, Inc.	11,258	1,257,519

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Eastern Co.	406	$9,984
	Eaton Corp. PLC	48,798	12,008,212
	EMCOR Group, Inc.	21,238	4,844,600
	Emerson Electric Co.	53,871	4,941,587
	Encore Wire Corp.	9,446	2,130,073
*	Energy Recovery, Inc.	15,444	239,536
	Enerpac Tool Group Corp.	19,790	618,042
	EnerSys	12,751	1,218,613
	Ennis, Inc.	9,841	200,461
	Enpro, Inc.	7,949	1,187,422
*	Enviri Corp.	18,453	158,880
	Equifax, Inc.	37,994	9,283,454
	Esab Corp.	13,512	1,161,897
	ESCO Technologies, Inc.	10,261	1,045,288
#	EVI Industries, Inc.	546	12,607
*	ExlService Holdings, Inc.	44,315	1,386,173
	Expeditors International of Washington, Inc.	74,296	9,385,814
	Exponent, Inc.	17,890	1,577,719
	Fastenal Co.	120,564	8,226,082
	Federal Signal Corp.	20,957	1,613,270
	FedEx Corp.	31,108	7,506,049
	Ferguson PLC	51,976	9,764,211
	First Advantage Corp.	12,263	200,745
	Flowserve Corp.	50,725	2,025,449
*	Fluor Corp.	80,455	3,033,958
*	Forrester Research, Inc.	6,479	165,085
	Fortive Corp.	62,984	4,924,089
	Fortune Brands Innovations, Inc.	54,020	4,191,412
	Forward Air Corp.	5,320	235,836
*	Franklin Covey Co.	1,000	40,440
	Franklin Electric Co., Inc.	16,186	1,525,692
*	FTI Consulting, Inc.	11,305	2,166,151
*	Gates Industrial Corp. PLC	50,501	650,453
	GATX Corp.	12,483	1,531,040
*	Gencor Industries, Inc.	1,295	20,202
*	Generac Holdings, Inc.	11,397	1,295,497
	General Dynamics Corp.	36,473	9,664,980
	General Electric Co.	95,229	12,610,224
	Genpact Ltd.	65,648	2,356,763
*	Gibraltar Industries, Inc.	11,471	928,233
	Global Industrial Co.	13,866	589,721
*	GMS, Inc.	23,585	1,984,914
	Gorman-Rupp Co.	10,775	359,777
	Graco, Inc.	41,819	3,567,161
	GrafTech International Ltd.	65,197	86,712
*	Graham Corp.	400	7,784
	Granite Construction, Inc.	11,223	506,270
*	Great Lakes Dredge & Dock Corp.	24,151	184,514
	Greenbrier Cos., Inc.	8,814	400,684
	Griffon Corp.	11,346	661,018
*	GXO Logistics, Inc.	30,006	1,631,726
	H&E Equipment Services, Inc.	18,812	1,011,897
*	Hayward Holdings, Inc.	17,796	222,806
*	Healthcare Services Group, Inc.	14,378	135,728
	Heartland Express, Inc.	21,648	280,342
	HEICO Corp.	6,380	1,145,784
	HEICO Corp., Class A	10,599	1,499,441
	Heidrick & Struggles International, Inc.	13,193	395,394
	Helios Technologies, Inc.	10,966	452,457

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Herc Holdings, Inc.	13,754	$2,028,577
	Hexcel Corp.	22,960	1,524,314
	Hillenbrand, Inc.	30,207	1,406,740
#	HNI Corp.	27,994	1,139,916
	Honeywell International, Inc.	56,806	11,489,582
	Howmet Aerospace, Inc.	44,416	2,498,844
*	Hub Group, Inc., Class A	30,558	1,383,666
	Hubbell, Inc.	14,120	4,738,248
*	Hudson Technologies, Inc.	5,879	74,546
	Huntington Ingalls Industries, Inc.	15,881	4,111,909
	Hurco Cos., Inc.	600	14,466
*	Huron Consulting Group, Inc.	15,259	1,579,764
	Hyster-Yale Materials Handling, Inc.	4,600	302,312
	ICF International, Inc.	11,598	1,612,586
	IDEX Corp.	13,064	2,763,036
*	IES Holdings, Inc.	5,100	417,996
	Illinois Tool Works, Inc.	44,756	11,676,840
	Ingersoll Rand, Inc.	57,599	4,599,856
	Insperity, Inc.	15,143	1,736,751
	Insteel Industries, Inc.	8,702	301,350
	Interface, Inc.	26,096	323,851
	ITT, Inc.	34,285	4,140,942
	Jacobs Solutions, Inc.	37,892	5,106,705
	JB Hunt Transport Services, Inc.	17,290	3,474,944
*	JELD-WEN Holding, Inc.	25,161	467,995
	John Bean Technologies Corp.	14,222	1,404,565
	Johnson Controls International PLC	103,866	5,472,700
	Kadant, Inc.	3,538	1,011,868
	Kaman Corp.	10,382	467,709
	KBR, Inc.	70,863	3,692,671
	Kelly Services, Inc., Class A	41,047	843,516
	Kennametal, Inc.	23,829	584,287
	Kforce, Inc.	10,203	697,375
*	Kirby Corp.	13,118	1,031,862
	Knight-Swift Transportation Holdings, Inc.	26,733	1,533,940
	Korn Ferry	38,795	2,276,103
*	Kratos Defense & Security Solutions, Inc.	47,526	804,615
*	L B Foster Co., Class A	958	22,024
	L3Harris Technologies, Inc.	30,101	6,273,650
	Landstar System, Inc.	8,219	1,575,747
	Leidos Holdings, Inc.	40,662	4,491,931
	Lennox International, Inc.	8,078	3,458,676
	Lincoln Electric Holdings, Inc.	15,261	3,391,299
	Lindsay Corp.	2,870	373,416
*	Liquidity Services, Inc.	12,769	222,819
	LSI Industries, Inc.	1,800	24,588
*	Manitex International, Inc.	3,706	27,721
*	Manitowoc Co., Inc.	25,263	406,734
	ManpowerGroup, Inc.	28,144	2,086,596
	Marten Transport Ltd.	18,264	337,884
	Masco Corp.	36,846	2,479,367
*	Masonite International Corp.	5,689	523,672
*	MasTec, Inc.	29,617	1,944,948
*	Masterbrand, Inc.	54,020	760,061
*	Matrix Service Co.	7,677	71,243
	Matson, Inc.	7,707	863,415
	Matthews International Corp., Class A	16,082	529,098
	Maximus, Inc.	23,155	1,878,334
#*	Mayville Engineering Co., Inc.	2,139	27,144

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	McGrath RentCorp	13,124	$1,649,031
*	Mercury Systems, Inc.	21,623	641,338
*	Middleby Corp.	19,200	2,708,544
	Miller Industries, Inc.	3,803	153,071
	MillerKnoll, Inc.	33,151	881,485
*	Mistras Group, Inc.	3,871	30,078
*	Montrose Environmental Group, Inc.	7,569	221,090
	Moog, Inc., Class A	11,052	1,545,070
*	MRC Global, Inc.	47,330	504,538
	MSA Safety, Inc.	12,027	1,984,816
	MSC Industrial Direct Co., Inc., Class A	20,705	2,043,169
	Mueller Industries, Inc.	14,014	672,672
	Mueller Water Products, Inc., Class A	34,298	470,226
*	MYR Group, Inc.	7,511	1,080,457
*	NEXTracker, Inc., Class A	20,088	909,384
	Nordson Corp.	11,289	2,841,667
	Northrop Grumman Corp.	16,085	7,186,135
*	Northwest Pipe Co.	1,100	33,407
*	NV5 Global, Inc.	4,791	502,528
	nVent Electric PLC	59,476	3,570,939
	Old Dominion Freight Line, Inc.	10,571	4,133,472
	Omega Flex, Inc.	391	27,276
*	OPENLANE, Inc.	54,148	762,404
	Oshkosh Corp.	24,608	2,709,341
	Otis Worldwide Corp.	54,344	4,806,183
	PACCAR, Inc.	128,694	12,919,591
*	PAM Transportation Services, Inc.	6,042	125,130
	Park Aerospace Corp.	14,265	210,409
	Parker-Hannifin Corp.	19,878	9,233,331
	Park-Ohio Holdings Corp.	3,500	86,590
*	Parsons Corp.	51,875	3,379,656
	Paychex, Inc.	59,905	7,292,236
	Paycom Software, Inc.	7,995	1,520,969
#*	Paycor HCM, Inc.	9,552	185,595
*	Paylocity Holding Corp.	8,247	1,306,407
	Pentair PLC	53,787	3,935,595
*	PGT Innovations, Inc.	15,776	650,287
	Pitney Bowes, Inc.	57,843	237,735
#*	Plug Power, Inc.	72,728	323,640
	Powell Industries, Inc.	8,550	1,013,432
	Preformed Line Products Co.	1,265	154,646
	Primoris Services Corp.	25,253	828,298
*	Proto Labs, Inc.	12,989	468,773
*	Quad/Graphics, Inc.	7,409	40,453
	Quanex Building Products Corp.	7,566	236,211
	Quanta Services, Inc.	27,412	5,319,299
*	Radiant Logistics, Inc.	10,535	64,685
*	RBC Bearings, Inc.	3,798	1,019,915
*	RCM Technologies, Inc.	4,300	118,465
	Regal Rexnord Corp.	15,264	2,037,133
*	Resideo Technologies, Inc.	62,423	1,046,834
	Resources Connection, Inc.	16,615	223,638
	REV Group, Inc.	27,233	531,588
	Robert Half, Inc.	66,571	5,295,057
	Rockwell Automation, Inc.	21,413	5,423,485
	Rollins, Inc.	38,571	1,670,510
	RTX Corp.	175,840	16,022,541
	Rush Enterprises, Inc., Class A	31,770	1,426,791
#	Rush Enterprises, Inc., Class B	9,332	441,124

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	RXO, Inc.	28,710	$597,168
	Ryder System, Inc.	13,664	1,551,820
*	Saia, Inc.	6,443	2,903,087
	Schneider National, Inc., Class B	24,897	610,474
	Science Applications International Corp.	33,243	4,243,801
	Sensata Technologies Holding PLC	42,595	1,540,661
#*	Shoals Technologies Group, Inc., Class A	23,318	307,098
	Shyft Group, Inc.	9,151	99,105
	Simpson Manufacturing Co., Inc.	4,355	788,211
*	SiteOne Landscape Supply, Inc.	15,733	2,431,535
	Snap-on, Inc.	11,496	3,333,035
*	SP Plus Corp.	7,147	369,714
*	SPX Technologies, Inc.	14,335	1,442,674
	SS&C Technologies Holdings, Inc.	52,452	3,200,621
	Standex International Corp.	4,182	617,514
	Stanley Black & Decker, Inc.	27,187	2,536,547
	Steelcase, Inc., Class A	43,039	545,735
*	Stericycle, Inc.	22,332	1,071,936
*	Sterling Infrastructure, Inc.	12,473	936,722
*	Stratasys Ltd.	57,076	754,545
#*	Sunrun, Inc.	68,635	993,835
#	Tecnoglass, Inc.	8,988	413,538
	Tennant Co.	5,214	492,827
	Terex Corp.	25,302	1,554,302
	Tetra Tech, Inc.	14,065	2,224,802
	Textron, Inc.	40,523	3,432,703
*	Thermon Group Holdings, Inc.	12,875	422,043
	Timken Co.	24,186	1,981,075
*	Titan International, Inc.	40,500	597,780
*	Titan Machinery, Inc.	12,204	326,213
	Toro Co.	31,583	2,920,796
	Trane Technologies PLC	38,759	9,769,206
*	Transcat, Inc.	923	101,567
	TransDigm Group, Inc.	6,038	6,597,602
	TransUnion	51,099	3,535,540
*	Trex Co., Inc.	18,825	1,533,861
*	TriNet Group, Inc.	16,078	1,828,069
	Trinity Industries, Inc.	49,407	1,242,092
*	Triumph Group, Inc.	38,819	628,868
*	TrueBlue, Inc.	26,951	371,385
	TTEC Holdings, Inc.	16,398	334,191
*	Tutor Perini Corp.	27,914	250,109
	Twin Disc, Inc.	3,200	48,928
*	Uber Technologies, Inc.	121,885	7,955,434
	UFP Industries, Inc.	15,953	1,809,868
#*	U-Haul Holding Co.	9,888	655,179
	U-Haul Holding Co.	86,917	5,551,389
*	Ultralife Corp.	1,376	9,728
	UniFirst Corp.	5,617	951,632
	United Parcel Service, Inc., Class B	69,974	9,929,311
	United Rentals, Inc.	23,892	14,942,057
	Universal Logistics Holdings, Inc.	7,757	236,744
*	V2X, Inc.	3,988	155,093
	Valmont Industries, Inc.	4,853	1,095,371
	Veralto Corp.	23,358	1,791,325
	Verisk Analytics, Inc.	53,470	12,914,609
*	Verra Mobility Corp.	74,744	1,787,129
	Vertiv Holdings Co., Class A	32,352	1,822,388
	Vestis Corp.	30,696	656,894

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Viad Corp.	2,443	$80,766
*	Vicor Corp.	3,380	127,325
	VSE Corp.	5,608	348,313
	Wabash National Corp.	16,346	413,554
#	Watsco, Inc.	9,649	3,772,566
	Watts Water Technologies, Inc., Class A	9,849	1,950,201
	Werner Enterprises, Inc.	17,025	673,339
	WESCO International, Inc.	27,404	4,755,142
	Westinghouse Air Brake Technologies Corp.	37,639	4,952,163
*	Willdan Group, Inc.	8,900	170,346
*	Willis Lease Finance Corp.	474	23,231
*	WillScot Mobile Mini Holdings Corp.	78,050	3,691,765
	Woodward, Inc.	13,450	1,853,007
	WW Grainger, Inc.	18,655	16,708,164
*	XPO, Inc.	28,710	2,452,982
	Xylem, Inc.	40,255	4,526,272
TOTAL INDUSTRIALS			825,564,417
INFORMATION TECHNOLOGY — (22.7%)
	A10 Networks, Inc.	19,143	255,942
	Accenture PLC, Class A	88,943	32,364,579
*	ACI Worldwide, Inc.	40,380	1,214,227
	Adeia, Inc.	45,448	551,739
*	Adobe, Inc.	52,437	32,394,530
	Advanced Energy Industries, Inc.	10,887	1,134,208
*	Advanced Micro Devices, Inc.	152,977	25,652,713
*	Agilysys, Inc.	5,872	491,545
*	Airgain, Inc.	869	3,606
*	Akamai Technologies, Inc.	18,859	2,323,995
*	Alarm.com Holdings, Inc.	12,390	753,560
*	Alkami Technology, Inc.	1,920	47,270
*	Allegro MicroSystems, Inc.	24,017	623,001
*	Altair Engineering, Inc., Class A	2,663	226,408
	Amdocs Ltd.	34,245	3,139,582
	American Software, Inc., Class A	10,000	113,300
	Amphenol Corp., Class A	48,137	4,866,651
*	Amtech Systems, Inc.	2,892	11,799
	Analog Devices, Inc.	30,539	5,874,482
*	ANSYS, Inc.	8,317	2,726,562
*	Appfolio, Inc., Class A	3,060	670,936
	Apple, Inc.	1,618,028	298,364,363
	Applied Materials, Inc.	122,619	20,146,302
*	AppLovin Corp., Class A	50,092	2,060,284
*	Arista Networks, Inc.	27,089	7,007,382
*	Arlo Technologies, Inc.	29,474	261,729
*	Arrow Electronics, Inc.	31,698	3,523,233
*	Aspen Technology, Inc.	11,634	2,233,612
*	Atlassian Corp., Class A	3,158	788,774
#*	Aurora Innovation, Inc.	61,400	183,586
*	Autodesk, Inc.	30,824	7,823,439
*	Aviat Networks, Inc.	3,288	98,081
	Avnet, Inc.	51,032	2,311,750
	Badger Meter, Inc.	4,664	671,569
	Belden, Inc.	6,879	510,284
	Benchmark Electronics, Inc.	15,479	419,790
	Bentley Systems, Inc., Class B	19,807	998,273
*	Bill Holdings, Inc.	21,164	1,651,850
*	Blackbaud, Inc.	13,856	1,121,228
*	Box, Inc., Class A	43,941	1,141,587

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Brightcove, Inc.	4,594	$10,520
	Broadcom, Inc.	78,387	92,496,660
*	Cadence Design Systems, Inc.	28,832	8,316,879
*	Calix, Inc.	17,025	564,889
*	Cambium Networks Corp.	7,569	32,168
*	CCC Intelligent Solutions Holdings, Inc.	48,853	536,894
	CDW Corp.	25,175	5,707,676
*	Cerence, Inc.	21,011	420,640
*	Ciena Corp.	46,874	2,484,322
*	Cirrus Logic, Inc.	16,433	1,268,628
	Cisco Systems, Inc.	538,922	27,043,106
#*	Clearfield, Inc.	2,900	73,051
*	Cloudflare, Inc., Class A	1,245	98,417
	Cognex Corp.	24,581	888,357
	Cognizant Technology Solutions Corp., Class A	97,526	7,521,205
*	Cognyte Software Ltd.	11,933	84,486
*	Cohu, Inc.	21,755	693,114
*	CommVault Systems, Inc.	9,409	862,617
	Comtech Telecommunications Corp.	16,490	104,382
*	Confluent, Inc., Class A	26,232	586,548
*	Consensus Cloud Solutions, Inc.	5,537	120,374
*	Corsair Gaming, Inc.	7,782	99,065
	Crane NXT Co.	11,430	666,140
*	Credo Technology Group Holding Ltd.	6,402	131,305
*	Crowdstrike Holdings, Inc., Class A	5,896	1,724,580
*	CS Disco, Inc.	1,377	11,264
*	Daktronics, Inc.	27,724	210,148
*	Datadog, Inc., Class A	12,787	1,591,214
	Dell Technologies, Inc., Class C	37,645	3,120,018
*	Digi International, Inc.	28,450	691,619
*»	Digital Turbine, Inc.	25,058	135,063
#*	DigitalOcean Holdings, Inc.	11,515	388,286
*	DocuSign, Inc.	11,679	711,485
	Dolby Laboratories, Inc., Class A	13,478	1,121,100
*	DoubleVerify Holdings, Inc.	19,217	768,872
*	Dropbox, Inc., Class A	60,938	1,930,516
*	DXC Technology Co.	86,762	1,891,412
*	Dynatrace, Inc.	37,766	2,152,662
*	E2open Parent Holdings, Inc.	22,564	84,841
*	Eastman Kodak Co.	16,868	58,195
	Ebix, Inc.	21,221	44,776
*	eGain Corp.	5,400	40,500
#	Entegris, Inc.	3,617	425,721
*	Envestnet, Inc.	16,573	846,880
*	EPAM Systems, Inc.	6,964	1,936,758
*	ePlus, Inc.	10,129	765,145
*	Everbridge, Inc.	7,074	158,175
*	Extreme Networks, Inc.	33,960	458,800
*	F5, Inc.	16,825	3,090,752
*	Fabrinet	1,154	246,391
*	Fair Isaac Corp.	4,835	5,796,343
*	FARO Technologies, Inc.	8,629	195,361
*	Fastly, Inc., Class A	59,291	1,192,935
*	Flex Ltd.	115,328	2,737,887
*	FormFactor, Inc.	24,905	965,567
*	Fortinet, Inc.	90,979	5,867,236
*	Frequency Electronics, Inc.	1,723	17,609
*	Freshworks, Inc., Class A	27,482	610,100
*	Gartner, Inc.	15,549	7,112,735

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Gen Digital, Inc.	140,877	$3,307,792
*	Globant SA	16,404	3,868,227
*	GoDaddy, Inc., Class A	29,862	3,185,081
*	Grid Dynamics Holdings, Inc.	12,934	168,789
*	Guidewire Software, Inc.	13,703	1,530,351
	Hackett Group, Inc.	10,466	241,974
*	Harmonic, Inc.	31,429	367,719
*	HashiCorp, Inc., Class A	24,572	537,144
	Hewlett Packard Enterprise Co.	247,770	3,788,403
	HP, Inc.	155,240	4,456,940
*	HubSpot, Inc.	3,347	2,045,017
*	Ichor Holdings Ltd.	8,681	314,252
*	Identiv, Inc.	2,402	18,784
	Immersion Corp.	17,100	116,793
#*	indie Semiconductor, Inc., Class A	9,228	56,014
#*	Infinera Corp.	15,658	77,351
*	Informatica, Inc., Class A	12,363	370,890
	Information Services Group, Inc.	10,339	45,698
*	Insight Enterprises, Inc.	15,303	2,827,076
	Intel Corp.	326,927	14,084,015
#	InterDigital, Inc.	14,728	1,547,176
	International Business Machines Corp.	164,167	30,150,911
*	Intevac, Inc.	1,900	7,847
	Intuit, Inc.	28,354	17,900,731
*	Iteris, Inc.	2,900	13,978
*	Itron, Inc.	15,418	1,112,255
#*	Jamf Holding Corp.	19,352	358,786
*	JFrog Ltd.	15,475	503,402
	Juniper Networks, Inc.	80,116	2,961,087
*	Keysight Technologies, Inc.	19,330	2,962,516
*	Kimball Electronics, Inc.	1,207	28,702
	KLA Corp.	23,419	13,911,823
*	Knowles Corp.	5,403	88,123
	Kulicke & Soffa Industries, Inc.	16,980	854,434
*	KVH Industries, Inc.	1,119	5,450
*	Kyndryl Holdings, Inc.	48,271	990,521
	Lam Research Corp.	21,505	17,745,281
*	Lantronix, Inc.	3,255	19,790
*	Lattice Semiconductor Corp.	13,590	827,087
*	LGL Group, Inc.	400	2,520
*	LiveRamp Holdings, Inc.	21,184	836,344
*	Lumentum Holdings, Inc.	13,312	731,361
#*	Luna Innovations, Inc.	2,774	19,890
*	Magnachip Semiconductor Corp.	3,441	22,470
*	Manhattan Associates, Inc.	12,444	3,018,417
	Marvell Technology, Inc.	89,246	6,041,954
*	Matterport, Inc.	115,259	259,333
*	MaxLinear, Inc.	21,271	442,862
	Microsoft Corp.	540,037	214,707,910
*	Mitek Systems, Inc.	11,112	140,011
#	MKS Instruments, Inc.	5,099	542,789
*	Model N, Inc.	3,029	81,632
#*	MongoDB, Inc.	4,024	1,611,692
	Monolithic Power Systems, Inc.	5,010	3,019,627
	Motorola Solutions, Inc.	18,324	5,854,518
#*	M-Tron Industries, Inc.	200	6,086
*	N-able, Inc.	41,202	534,802
	Napco Security Technologies, Inc.	5,808	201,828
*	NCR Voyix Corp.	66,686	980,284

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	NetApp, Inc.	48,439	$4,223,881
*	NETGEAR, Inc.	16,004	227,257
*	NetScout Systems, Inc.	35,186	756,851
*	Novanta, Inc.	5,473	845,852
*	Nutanix, Inc., Class A	36,058	2,026,460
	NVIDIA Corp.	307,113	188,957,415
*	Okta, Inc.	30,706	2,537,851
*	Olo, Inc., Class A	54,030	279,335
	ON24, Inc.	11,470	87,745
*	OneSpan, Inc.	27,796	285,187
	Oracle Corp.	197,919	22,107,552
*	OSI Systems, Inc.	5,992	767,156
*	Palantir Technologies, Inc., Class A	104,386	1,679,571
#*	Palo Alto Networks, Inc.	36,764	12,444,982
#*	PAR Technology Corp.	2,565	116,810
	PC Connection, Inc.	12,067	778,442
*	PDF Solutions, Inc.	9,700	302,640
*	Perficient, Inc.	7,464	508,522
*	Photronics, Inc.	20,910	610,990
*	Plexus Corp.	5,430	514,330
	Power Integrations, Inc.	13,516	1,013,159
#*	PowerSchool Holdings, Inc., Class A	33,298	783,835
*	Procore Technologies, Inc.	12,435	887,735
	Progress Software Corp.	20,683	1,175,001
*	PTC, Inc.	18,579	3,356,296
*	Pure Storage, Inc., Class A	52,181	2,086,718
*	Q2 Holdings, Inc.	4,086	173,859
	QUALCOMM, Inc.	199,612	29,644,378
*	Qualys, Inc.	10,551	1,995,933
*	Rambus, Inc.	24,838	1,702,148
*	RF Industries Ltd.	1,338	4,121
	Richardson Electronics Ltd.	500	4,920
*	Rimini Street, Inc.	8,000	26,240
	Roper Technologies, Inc.	10,925	5,866,725
*	Salesforce, Inc.	69,881	19,642,850
*	Samsara, Inc., Class A	1,200	37,680
	Sapiens International Corp. NV	13,958	381,053
*	ScanSource, Inc.	14,545	571,037
*	SecureWorks Corp., Class A	1,149	7,917
*	Semtech Corp.	3,182	63,131
*	SentinelOne, Inc., Class A	41,547	1,113,460
*	ServiceNow, Inc.	8,494	6,501,308
*	SigmaTron International, Inc.	497	1,580
*	Silicon Laboratories, Inc.	6,702	826,759
*	SiTime Corp.	2,366	252,145
	Skyworks Solutions, Inc.	6,505	679,512
#*	SmartRent, Inc.	18,946	55,891
*	Snowflake, Inc., Class A	5,978	1,169,536
*	SolarEdge Technologies, Inc.	958	63,707
*	SolarWinds Corp.	53,126	627,949
*	SoundThinking, Inc.	2,086	43,055
*	Splunk, Inc.	9,233	1,416,065
*	SPS Commerce, Inc.	6,903	1,268,771
*	Super Micro Computer, Inc.	19,450	10,300,914
*	Synaptics, Inc.	8,811	941,103
*	Synopsys, Inc.	12,955	6,909,549
	TD SYNNEX Corp.	24,685	2,468,006
	TE Connectivity Ltd.	14,607	2,076,969
*	Teledyne Technologies, Inc.	6,892	2,884,095

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	Telos Corp.	10,632	$42,953
*	Teradata Corp.	28,040	1,294,887
	Teradyne, Inc.	37,120	3,585,421
*	TransAct Technologies, Inc.	300	2,298
*	Trimble, Inc.	54,188	2,756,002
*	Turtle Beach Corp.	7,085	80,556
*	Twilio, Inc., Class A	35,205	2,475,968
*	Tyler Technologies, Inc.	5,455	2,306,101
*	UiPath, Inc., Class A	108,428	2,491,675
*	Unisys Corp.	27,940	188,316
#*	Unity Software, Inc.	39,273	1,272,445
	Universal Display Corp.	10,772	1,828,762
*	Upland Software, Inc.	5,855	24,298
*	Varonis Systems, Inc.	6,877	308,640
*	Verint Systems, Inc.	29,352	871,461
*	VeriSign, Inc.	11,886	2,363,888
#*	Viasat, Inc.	15,788	350,967
*	Viavi Solutions, Inc.	70,749	695,463
*	Vishay Precision Group, Inc.	335	10,680
	Vontier Corp.	60,322	2,086,538
*	Workday, Inc., Class A	9,527	2,773,024
	Xerox Holdings Corp.	49,891	920,988
*	Xperi, Inc.	22,459	239,862
*	Zebra Technologies Corp., Class A	6,311	1,511,800
*	Zoom Video Communications, Inc., Class A	27,323	1,765,339
*	Zscaler, Inc.	4,385	1,033,413
TOTAL INFORMATION TECHNOLOGY			1,421,490,364
MATERIALS — (2.9%)
#	Albemarle Corp.	18,782	2,155,047
	Amcor PLC	408,045	3,847,864
	American Vanguard Corp.	18,721	204,433
	AptarGroup, Inc.	26,980	3,504,162
#	Arcadium Lithium PLC	98,698	482,633
	Ashland, Inc.	20,925	1,958,999
*	ATI, Inc.	43,216	1,766,238
	Avery Dennison Corp.	25,352	5,056,456
	Avient Corp.	48,933	1,771,864
*	Axalta Coating Systems Ltd.	120,982	3,922,237
	Balchem Corp.	10,731	1,504,057
	Ball Corp.	75,649	4,194,737
	Berry Global Group, Inc.	67,658	4,428,893
#*	Bioceres Crop Solutions Corp.	1,600	21,360
	Carpenter Technology Corp.	7,921	487,854
#	Celanese Corp.	16,623	2,431,779
*	Clearwater Paper Corp.	3,528	116,318
*	Coeur Mining, Inc.	78,459	211,055
	Commercial Metals Co.	49,157	2,566,979
	Compass Minerals International, Inc.	18,479	415,593
	Corteva, Inc.	117,661	5,351,222
	Crown Holdings, Inc.	53,890	4,769,265
	Dow, Inc.	30,640	1,642,304
	DuPont de Nemours, Inc.	74,817	4,623,691
	Eastman Chemical Co.	4,501	376,059
	Ecolab, Inc.	31,027	6,150,172
	Element Solutions, Inc.	146,782	3,262,964
	FMC Corp.	37,642	2,115,480
*	Gatos Silver, Inc.	4,295	26,285
	Graphic Packaging Holding Co.	107,332	2,738,039

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Greif, Inc., Class A	13,296	$832,463
	Greif, Inc., Class B	1,339	83,955
	Hawkins, Inc.	8,004	532,826
	Haynes International, Inc.	4,632	257,863
	HB Fuller Co.	22,634	1,714,978
	Hecla Mining Co.	234,493	893,418
	Huntsman Corp.	71,820	1,762,463
*	Ingevity Corp.	8,256	359,631
	Innospec, Inc.	11,478	1,332,711
	International Flavors & Fragrances, Inc.	44,004	3,550,243
	International Paper Co.	34,582	1,239,073
*	Intrepid Potash, Inc.	3,405	62,652
	Koppers Holdings, Inc.	11,236	574,609
	Kronos Worldwide, Inc.	14,098	131,252
	Louisiana-Pacific Corp.	24,004	1,597,466
*	LSB Industries, Inc.	19,989	148,718
	LyondellBasell Industries NV, Class A	39,136	3,683,480
	Martin Marietta Materials, Inc.	6,116	3,109,497
	Materion Corp.	5,029	588,242
	Mercer International, Inc.	40,641	343,823
	Minerals Technologies, Inc.	19,030	1,243,611
	Mosaic Co.	77,003	2,364,762
#*	MP Materials Corp.	32,636	515,975
	Myers Industries, Inc.	11,436	214,425
	NewMarket Corp.	4,416	2,463,289
	Newmont Corp.	82,415	2,844,142
	Northern Technologies International Corp.	2,004	25,932
	Nucor Corp.	76,049	14,215,840
	Olympic Steel, Inc.	1,700	114,886
	Packaging Corp. of America	18,668	3,096,648
*	Perimeter Solutions SA	12,710	60,245
	PPG Industries, Inc.	60,349	8,511,623
#	Quaker Chemical Corp.	2,069	392,986
*	Ranpak Holdings Corp.	36,179	149,058
	Reliance Steel & Aluminum Co.	34,227	9,769,070
††	Resolute Forest Products, Inc.	1,960	522
	Royal Gold, Inc.	26,906	3,077,777
	RPM International, Inc.	37,574	4,007,643
	Ryerson Holding Corp.	30,188	1,036,052
	Schnitzer Steel Industries, Inc., Class A	14,549	383,075
	Sealed Air Corp.	37,703	1,302,639
	Sensient Technologies Corp.	12,748	790,758
	Sherwin-Williams Co.	53,394	16,252,066
	Silgan Holdings, Inc.	48,162	2,212,562
	Sonoco Products Co.	41,200	2,344,280
	Steel Dynamics, Inc.	43,275	5,222,860
	Stepan Co.	11,634	1,038,567
	Sylvamo Corp.	3,221	149,551
*	TimkenSteel Corp.	11,300	232,215
	TriMas Corp.	9,695	239,273
	Trinseo PLC	25,000	150,750
	Vulcan Materials Co.	16,733	3,781,825
	Westrock Co.	25,627	1,031,743
*	Worthington Steel, Inc.	23,049	690,318
TOTAL MATERIALS			184,830,370
REAL ESTATE — (0.4%)
*	Anywhere Real Estate, Inc.	30,008	213,657
*	CBRE Group, Inc., Class A	64,518	5,568,549

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
REAL ESTATE — (Continued)
*	CoStar Group, Inc.	70,618	$5,895,191
*	Cushman & Wakefield PLC	93,135	979,780
*	Five Point Holdings LLC, Class A	2,194	7,657
*	Forestar Group, Inc.	10,714	334,920
*	FRP Holdings, Inc.	513	29,805
*	Howard Hughes Holdings, Inc.	12,620	1,010,610
*	Jones Lang LaSalle, Inc.	17,910	3,171,145
	Marcus & Millichap, Inc.	13,033	496,427
*	Maui Land & Pineapple Co., Inc.	7,404	146,599
	Newmark Group, Inc., Class A	41,050	416,657
*	Opendoor Technologies, Inc.	192,775	659,290
*	Rafael Holdings, Inc., Class B	781	1,414
	RE/MAX Holdings, Inc., Class A	6,670	71,569
	RMR Group, Inc., Class A	4,376	114,170
	St. Joe Co.	3,317	183,098
*	Stratus Properties, Inc.	321	7,383
#*	Zillow Group, Inc., Class A	15,795	870,147
#*	Zillow Group, Inc., Class C	42,797	2,432,581
TOTAL REAL ESTATE			22,610,649
UTILITIES — (0.8%)
	American States Water Co.	16,212	1,209,415
	American Water Works Co., Inc.	39,837	4,940,585
	Atmos Energy Corp.	19,892	2,266,494
	Avangrid, Inc.	17,764	539,670
#	Brookfield Renewable Corp., Class A	65,411	1,826,275
	California Water Service Group	24,812	1,123,239
	Chesapeake Utilities Corp.	3,888	393,777
	Clearway Energy, Inc., Class A	5,815	130,605
	Clearway Energy, Inc., Class C	10,478	253,987
	Consolidated Edison, Inc.	54,591	4,962,322
	Consolidated Water Co. Ltd.	2,963	94,609
	Constellation Energy Corp.	34,829	4,249,138
	Edison International	65,841	4,442,951
	Essential Utilities, Inc.	67,432	2,418,111
	Eversource Energy	73,375	3,978,392
	Exelon Corp.	72,515	2,524,247
	Genie Energy Ltd., Class B	2,902	54,006
	Global Water Resources, Inc.	1,296	15,539
	Middlesex Water Co.	7,528	421,342
	New Jersey Resources Corp.	60,046	2,451,678
	Northwest Natural Holding Co.	17,207	634,250
	ONE Gas, Inc.	18,334	1,125,158
#	Ormat Technologies, Inc.	29,892	1,933,415
*	Pure Cycle Corp.	16,610	162,612
	Sempra	13,931	996,902
	SJW Group	15,217	906,020
	Southwest Gas Holdings, Inc.	24,550	1,440,594
	Spire, Inc.	17,762	1,008,349
#*	Sunnova Energy International, Inc.	83,726	880,798
	UGI Corp.	71,703	1,587,504
	Unitil Corp.	4,502	213,935
	York Water Co.	1,961	70,361
TOTAL UTILITIES			49,256,280
TOTAL COMMON STOCKS			6,173,303,861

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
PREFERRED STOCKS — (0.0%)
INDUSTRIALS — (0.0%)
π	WESCO International, Inc., Series A, 10.625%	4,748	$127,294
TOTAL INVESTMENT SECURITIES (Cost $3,602,501,165)			6,173,431,155

TEMPORARY CASH INVESTMENTS — (0.1%)
	State Street Institutional U.S. Government Money Market Fund 5.300%	8,219,786	8,219,786
SECURITIES LENDING COLLATERAL — (1.3%)
@§	The DFA Short Term Investment Fund	6,699,379	77,498,420
TOTAL INVESTMENTS — (100.0%)
(Cost $3,688,217,443)^^			$6,259,149,361
Summary of the Portfolio's investments as of January 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$573,820,634	$11,264	—	$573,831,898
Consumer Discretionary	772,559,291	—	—	772,559,291
Consumer Staples	345,744,294	—	—	345,744,294
Energy	142,348,133	—	—	142,348,133
Financials	1,024,748,868	—	—	1,024,748,868
Health Care	810,168,845	5,662	$144,790	810,319,297
Industrials	825,564,417	—	—	825,564,417
Information Technology	1,421,355,301	135,063	—	1,421,490,364
Materials	184,829,848	—	522	184,830,370
Real Estate	22,610,649	—	—	22,610,649
Utilities	49,256,280	—	—	49,256,280
Preferred Stocks
Industrials	127,294	—	—	127,294
Temporary Cash Investments	8,219,786	—	—	8,219,786
Securities Lending Collateral	—	77,498,420	—	77,498,420
TOTAL	$6,181,353,640	$77,650,409	$145,312^	$6,259,149,361

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

U.S. Sustainability Targeted Value Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2024
(Unaudited)

		Shares	Value†
COMMON STOCKS — (98.5%)
COMMUNICATION SERVICES — (3.6%)
#*	Advantage Solutions, Inc.	14,211	$57,270
*	AMC Networks, Inc., Class A	6,016	108,829
*	Angi, Inc.	18,971	44,961
	ATN International, Inc.	5,817	214,647
*	Bandwidth, Inc., Class A	8,921	123,467
*	Boston Omaha Corp., Class A	6,987	108,229
*	Bumble, Inc., Class A	25,156	345,140
	Cable One, Inc.	1,007	552,773
*	Cardlytics, Inc.	1,282	9,795
*	Cargurus, Inc.	8,937	207,696
*	Cars.com, Inc.	22,316	388,968
*	Consolidated Communications Holdings, Inc.	20,375	88,428
*	Cumulus Media, Inc., Class A	4,400	20,240
*	Daily Journal Corp.	335	107,642
*	DHI Group, Inc.	10,038	22,987
*	EchoStar Corp., Class A	9,654	129,267
	Entravision Communications Corp., Class A	19,330	77,900
*	EW Scripps Co., Class A	17,618	140,415
*	Frontier Communications Parent, Inc.	32,267	794,736
*	Gannett Co., Inc.	34,793	85,939
»	GCI Liberty, Inc.	4,474	4,046
	Gray Television, Inc.	6,902	65,914
*	IMAX Corp.	1,842	25,733
*	Integral Ad Science Holding Corp.	23,228	337,967
	John Wiley & Sons, Inc., Class A	9,430	319,111
*	Liberty Broadband Corp., Class A	3,832	298,206
*	Liberty Broadband Corp., Class C	2,963	232,447
*	Liberty Latin America Ltd., Class A	7,718	54,335
*	Liberty Latin America Ltd., Class C	39,581	281,817
	Liberty Media Corp.-Liberty Live, Class A	2,178	80,216
*	Liberty Media Corp.-Liberty Live, Class C	1,982	73,869
*	Liberty Media Corp.-Liberty SiriusXM, Class A	21,641	657,670
*	Liberty Media Corp.-Liberty SiriusXM, Class C	26,566	806,544
*	Madison Square Garden Entertainment Corp.	6,162	205,441
*	Magnite, Inc.	38,705	342,539
#	Marcus Corp.	9,257	125,710
	Nexstar Media Group, Inc.	9,308	1,654,125
*	Nextdoor Holdings, Inc.	13,367	20,318
	Paramount Global, Class A	4,246	99,059
	Paramount Global, Class B	42,267	616,676
*	Playstudios, Inc.	18,693	41,125
*	PubMatic, Inc., Class A	9,247	140,369
*	QuinStreet, Inc.	7,926	100,422
	Saga Communications, Inc., Class A	900	21,258
	Scholastic Corp.	10,451	401,736
	Shenandoah Telecommunications Co.	11,701	239,754
#	Sinclair, Inc.	11,616	182,371
*	Sphere Entertainment Co.	7,387	261,352
	TEGNA, Inc.	59,432	926,545
	Telephone & Data Systems, Inc.	23,296	447,516
*	Thryv Holdings, Inc.	8,806	179,995
	Townsquare Media, Inc., Class A	2,465	26,474
*	TripAdvisor, Inc.	14,201	306,742

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	TrueCar, Inc.	13,232	$46,841
*	U.S. Cellular Corp.	15,565	691,086
*	Urban One, Inc.	10,394	37,418
*	WideOpenWest, Inc.	6,256	23,210
*	Ziff Davis, Inc.	8,382	564,947
TOTAL COMMUNICATION SERVICES			14,570,233
CONSUMER DISCRETIONARY — (17.2%)
*	1-800-Flowers.com, Inc., Class A	8,683	90,303
*	1stdibs.com, Inc.	5,318	24,516
	Aaron's Co., Inc.	9,586	98,640
*	Abercrombie & Fitch Co., Class A	14,721	1,500,070
	Academy Sports & Outdoors, Inc.	21,145	1,326,426
*	Adient PLC	21,740	754,595
	ADT, Inc.	64,513	421,270
*	Adtalem Global Education, Inc.	15,236	769,113
	Advance Auto Parts, Inc.	1,886	126,079
*	American Axle & Manufacturing Holdings, Inc.	40,610	328,535
	American Eagle Outfitters, Inc.	48,061	952,569
*	American Public Education, Inc.	3,800	40,204
*	America's Car-Mart, Inc.	1,770	107,775
	Aramark	2,749	79,941
*	Asbury Automotive Group, Inc.	5,412	1,131,433
	Autoliv, Inc.	3,934	421,410
*	AutoNation, Inc.	2,862	399,707
*	Bally's Corp.	6,272	70,623
	Bassett Furniture Industries, Inc.	2,964	45,942
*	Beazer Homes USA, Inc.	10,913	346,488
#*	Beyond, Inc.	13,634	299,812
*	Biglari Holdings, Inc., Class B	611	94,503
*	BJ's Restaurants, Inc.	7,274	251,753
*	Boot Barn Holdings, Inc.	4,550	326,417
	BorgWarner, Inc.	53,183	1,802,904
	Brunswick Corp.	13,302	1,073,205
*	Caesars Entertainment, Inc.	18,420	808,085
	Caleres, Inc.	7,880	247,196
*	Capri Holdings Ltd.	4,463	217,527
*	CarParts.com, Inc.	11,817	31,788
	Carriage Services, Inc.	2,541	62,788
	Carrols Restaurant Group, Inc.	19,900	187,060
	Cato Corp., Class A	6,492	43,886
*	Cavco Industries, Inc.	1,879	623,678
*	Century Casinos, Inc.	5,510	19,120
	Century Communities, Inc.	9,462	820,355
*	Chegg, Inc.	27,626	272,116
*	Chuy's Holdings, Inc.	5,799	196,064
*	Citi Trends, Inc.	2,972	80,036
	Columbia Sportswear Co.	11,112	880,737
*	Culp, Inc.	4,000	19,840
	Dana, Inc.	41,509	562,862
	Designer Brands, Inc., Class A	12,021	103,020
*	Destination XL Group, Inc.	11,708	49,993
*	Dorman Products, Inc.	6,099	496,520
*	Duluth Holdings, Inc., Class B	5,582	27,240
*	El Pollo Loco Holdings, Inc.	8,742	80,951
	Escalade, Inc.	2,840	45,610
	Ethan Allen Interiors, Inc.	8,291	241,517
#*	Figs, Inc., Class A	6,112	35,205
*	First Watch Restaurant Group, Inc.	9,339	200,415

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Flexsteel Industries, Inc.	1,294	$36,918
	Foot Locker, Inc.	15,503	436,564
#*	Fossil Group, Inc.	985	1,143
*	Full House Resorts, Inc.	2,414	11,394
	Gap, Inc.	79,349	1,483,033
*	Genesco, Inc.	3,050	84,729
*	Gentherm, Inc.	5,636	271,373
*	G-III Apparel Group Ltd.	14,998	451,290
*	Goodyear Tire & Rubber Co.	74,489	1,038,377
*	GoPro, Inc., Class A	29,429	87,698
	Graham Holdings Co., Class B	1,065	767,226
*	Green Brick Partners, Inc.	12,789	667,202
	Group 1 Automotive, Inc.	4,074	1,059,484
#*	GrowGeneration Corp.	20,280	46,847
	Guess?, Inc.	9,373	209,393
	Hamilton Beach Brands Holding Co., Class A	3,030	55,873
	Harley-Davidson, Inc.	38,852	1,260,747
	Hasbro, Inc.	8,369	409,663
	Haverty Furniture Cos., Inc.	4,883	165,534
#*	Helen of Troy Ltd.	4,474	512,273
	Hibbett, Inc.	3,165	210,947
*	Hilton Grand Vacations, Inc.	22,673	945,464
	Hooker Furnishings Corp.	3,752	86,596
*	Hovnanian Enterprises, Inc., Class A	1,393	235,375
*	JAKKS Pacific, Inc.	671	21,043
	Johnson Outdoors, Inc., Class A	2,153	96,368
	KB Home	15,696	935,325
#	Kohl's Corp.	24,632	634,520
#	Krispy Kreme, Inc.	4,591	61,014
	Lakeland Industries, Inc.	2,662	47,943
*	Lands' End, Inc.	8,069	76,413
*	Landsea Homes Corp.	8,705	109,596
*	Latham Group, Inc.	11,490	29,070
	Laureate Education, Inc.	33,957	428,537
	La-Z-Boy, Inc.	12,947	450,685
	LCI Industries	5,011	557,624
	Lear Corp.	7,530	1,000,737
*	Legacy Housing Corp.	6,100	144,143
	Leggett & Platt, Inc.	19,144	444,332
#	Levi Strauss & Co., Class A	12,639	205,763
*	LGI Homes, Inc.	6,773	799,282
#*	Life Time Group Holdings, Inc.	31,540	419,482
	Lifetime Brands, Inc.	6,271	50,356
*	Lincoln Educational Services Corp.	9,167	82,136
	Lithia Motors, Inc.	5,925	1,746,986
	LKQ Corp.	12,786	596,723
*	Lovesac Co.	2,772	64,200
	Macy's, Inc.	56,587	1,034,976
*	Malibu Boats, Inc., Class A	3,900	162,825
*	MarineMax, Inc.	6,102	170,856
	Marriott Vacations Worldwide Corp.	8,332	698,971
*	MasterCraft Boat Holdings, Inc.	4,007	77,616
	MDC Holdings, Inc.	20,760	1,299,161
#*	Mister Car Wash, Inc.	10,586	87,864
*	Modine Manufacturing Co.	14,884	1,028,336
*	Mohawk Industries, Inc.	14,558	1,517,672
	Monarch Casino & Resort, Inc.	1,391	95,882
	Monro, Inc.	7,552	240,607
*	Motorcar Parts of America, Inc.	4,100	37,433

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Movado Group, Inc.	5,203	$143,499
*	National Vision Holdings, Inc.	19,978	379,782
	Newell Brands, Inc.	26,313	218,924
*	ODP Corp.	12,767	652,904
*	OneSpaWorld Holdings Ltd.	15,698	213,964
#*	OneWater Marine, Inc., Class A	2,305	58,155
	Oxford Industries, Inc.	2,628	249,476
	Patrick Industries, Inc.	6,092	611,576
*	Penn Entertainment, Inc.	17,997	405,832
	Penske Automotive Group, Inc.	13,166	1,953,439
	Perdoceo Education Corp.	20,573	372,371
	PetMed Express, Inc.	3,703	22,996
	Phinia, Inc.	10,356	313,165
*	Playa Hotels & Resorts NV	50,237	416,967
	PVH Corp.	15,901	1,912,254
	RCI Hospitality Holdings, Inc.	1,296	80,041
	Rocky Brands, Inc.	167	4,673
*	Sally Beauty Holdings, Inc.	24,318	299,598
	Shoe Carnival, Inc.	9,081	231,566
	Signet Jewelers Ltd.	9,278	922,975
*	Skechers USA, Inc., Class A	9,198	574,323
*	Skyline Champion Corp.	3,926	268,852
#*	Solo Brands, Inc., Class A	11,956	33,357
	Sonic Automotive, Inc., Class A	7,204	364,234
*	Sonos, Inc.	22,222	346,219
*	Sportsman's Warehouse Holdings, Inc.	10,817	41,645
	Standard Motor Products, Inc.	7,147	288,381
	Steven Madden Ltd.	8,694	364,105
*	Stitch Fix, Inc., Class A	22,126	70,803
*	Stoneridge, Inc.	6,961	123,836
	Strategic Education, Inc.	6,226	585,618
*	Strattec Security Corp.	1,038	26,210
*	Stride, Inc.	8,373	501,961
	Superior Group of Cos., Inc.	3,288	43,796
*	Taylor Morrison Home Corp.	28,582	1,490,266
	Thor Industries, Inc.	12,652	1,429,929
*	Tile Shop Holdings, Inc.	5,840	37,902
*	Tilly's, Inc., Class A	7,075	51,931
	Toll Brothers, Inc.	24,849	2,468,748
*	Topgolf Callaway Brands Corp.	52,130	686,552
*	Traeger, Inc.	6,567	14,382
*	Tri Pointe Homes, Inc.	27,021	933,035
*	Under Armour, Inc., Class A	39,554	301,401
*	Under Armour, Inc., Class C	53,766	397,868
*	Unifi, Inc.	6,055	38,268
*	Universal Electronics, Inc.	497	4,408
*	Universal Technical Institute, Inc.	10,892	153,795
	Upbound Group, Inc.	10,131	336,349
*	Urban Outfitters, Inc.	25,412	965,656
*	Vera Bradley, Inc.	12,026	92,360
	VF Corp.	6,269	103,188
*	VOXX International Corp.	7,772	64,896
	Weyco Group, Inc.	3,084	99,027
	Winnebago Industries, Inc.	8,937	587,340
	Worthington Enterprises, Inc.	11,339	646,777
*	Zumiez, Inc.	3,869	66,431
TOTAL CONSUMER DISCRETIONARY			69,295,468

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (3.2%)
	Andersons, Inc.	10,801	$569,321
	Calavo Growers, Inc.	3,398	88,654
*	Central Garden & Pet Co.	3,200	150,080
*	Central Garden & Pet Co., Class A	10,637	439,095
*	Chefs' Warehouse, Inc.	5,601	178,224
*	Darling Ingredients, Inc.	19,118	827,809
*	Duckhorn Portfolio, Inc.	25,365	218,900
	Edgewell Personal Care Co.	14,529	538,300
	Fresh Del Monte Produce, Inc.	16,666	409,650
*	Grocery Outlet Holding Corp.	19,510	483,458
*	Hain Celestial Group, Inc.	10,142	108,621
	Ingles Markets, Inc., Class A	4,955	417,459
	Ingredion, Inc.	9,793	1,053,433
	J M Smucker Co.	839	110,370
	Lifevantage Corp.	2,900	15,399
	MGP Ingredients, Inc.	577	49,016
*	Mission Produce, Inc.	5,157	51,518
	Natural Grocers by Vitamin Cottage, Inc.	6,617	98,924
*	Nature's Sunshine Products, Inc.	5,004	87,120
	Nu Skin Enterprises, Inc., Class A	12,598	233,819
	Oil-Dri Corp. of America	2,079	135,052
*	Post Holdings, Inc.	15,036	1,396,393
	PriceSmart, Inc.	6,518	495,498
*	Seneca Foods Corp., Class A	1,485	79,269
*	Simply Good Foods Co.	7,438	281,156
	SpartanNash Co.	12,250	274,768
	Spectrum Brands Holdings, Inc.	8,388	659,465
	Tootsie Roll Industries, Inc.	4,624	150,696
*	TreeHouse Foods, Inc.	15,420	649,182
*	U.S. Foods Holding Corp.	32,723	1,505,585
*	United Natural Foods, Inc.	11,697	174,402
*	USANA Health Sciences, Inc.	3,742	175,200
#	Utz Brands, Inc.	15,727	278,368
	Village Super Market, Inc., Class A	3,681	93,608
*	Vital Farms, Inc.	5,218	75,035
	Weis Markets, Inc.	8,621	523,726
*	Whole Earth Brands, Inc.	2,362	9,401
TOTAL CONSUMER STAPLES			13,085,974
ENERGY — (3.9%)
*	Antero Resources Corp.	37,715	842,553
	Archrock, Inc.	44,368	724,973
*	Bristow Group, Inc.	4,170	110,005
	ChampionX Corp.	3,283	89,987
*	Clean Energy Fuels Corp.	77,520	228,684
	Delek U.S. Holdings, Inc.	17,167	464,024
*	DMC Global, Inc.	3,750	63,825
*	Dril-Quip, Inc.	11,409	228,979
*	Expro Group Holdings NV	19,250	338,800
*	Forum Energy Technologies, Inc.	3,021	59,544
*	Geospace Technologies Corp.	3,758	56,595
*	Green Plains, Inc.	5,600	116,088
*	Helix Energy Solutions Group, Inc.	55,755	524,097
	Helmerich & Payne, Inc.	4,634	186,565
	HF Sinclair Corp.	41,291	2,332,529
#*	Independence Contract Drilling, Inc.	2,563	5,433
*	Kosmos Energy Ltd.	13,949	84,531
*	Nabors Industries Ltd.	1,998	168,991
*	Natural Gas Services Group, Inc.	4,461	65,220

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
*	Newpark Resources, Inc.	31,317	$203,247
	Northern Oil & Gas, Inc.	17,427	583,804
	NOV, Inc.	62,222	1,213,951
*	Oil States International, Inc.	20,951	129,268
	Patterson-UTI Energy, Inc.	47,884	531,033
*	ProPetro Holding Corp.	32,365	273,808
	Range Resources Corp.	36,365	1,056,040
	Ranger Energy Services, Inc.	1,079	10,963
*	REX American Resources Corp.	5,681	235,137
	RPC, Inc.	47,481	347,086
*	Seadrill Ltd.	6,875	297,137
	Select Water Solutions, Inc.	39,531	307,156
#	Sitio Royalties Corp., Class A	9,676	206,389
	Solaris Oilfield Infrastructure, Inc., Class A	6,960	52,200
	TechnipFMC PLC	86,764	1,678,016
*	Transocean Ltd.	197,739	1,079,655
*	U.S. Silica Holdings, Inc.	27,754	297,523
	World Kinect Corp.	22,121	499,271
TOTAL ENERGY			15,693,107
FINANCIALS — (27.9%)
	1st Source Corp.	5,639	294,751
#*	Acacia Research Corp.	3,396	13,278
	ACNB Corp.	1,876	73,220
	Affiliated Managers Group, Inc.	7,249	1,078,941
	Alerus Financial Corp.	4,356	98,925
	Ally Financial, Inc.	50,877	1,866,168
	Amalgamated Financial Corp.	6,562	174,287
#	A-Mark Precious Metals, Inc.	6,700	180,699
*	Ambac Financial Group, Inc.	13,700	222,625
	Amerant Bancorp, Inc.	7,261	164,171
*	American Equity Investment Life Holding Co.	23,300	1,286,393
	American Financial Group, Inc.	2,880	346,752
	American National Bankshares, Inc.	2,683	121,513
	Ameris Bancorp	15,570	772,895
	Ames National Corp.	2,367	50,038
	Arrow Financial Corp.	1,812	45,644
*	AssetMark Financial Holdings, Inc.	10,141	311,024
	Associated Banc-Corp.	36,898	775,227
	Associated Capital Group, Inc., Class A	306	10,407
	Assured Guaranty Ltd.	13,489	1,094,363
	Atlantic Union Bankshares Corp.	20,288	693,038
*	Atlanticus Holdings Corp.	4,225	146,565
	Axis Capital Holdings Ltd.	20,660	1,229,683
*	Axos Financial, Inc.	15,445	856,116
	Banc of California, Inc.	27,572	379,942
	BancFirst Corp.	4,506	398,826
	Bank of Marin Bancorp	3,757	73,562
	Bank of NT Butterfield & Son Ltd.	6,684	202,726
	Bank OZK	25,815	1,164,515
	Bank7 Corp.	779	21,773
	BankFinancial Corp.	3,100	33,604
	BankUnited, Inc.	17,613	497,743
	Bankwell Financial Group, Inc.	1,826	50,672
	Banner Corp.	6,778	315,719
	Bar Harbor Bankshares	4,147	109,108
	BayCom Corp.	3,607	73,619
	BCB Bancorp, Inc.	5,064	62,895
	Berkshire Hills Bancorp, Inc.	12,095	290,280

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Blue Foundry Bancorp	4,624	$44,113
	BOK Financial Corp.	12,691	1,064,013
	Bread Financial Holdings, Inc.	9,879	358,311
*	Bridgewater Bancshares, Inc.	3,669	45,899
*	Brighthouse Financial, Inc.	15,826	819,312
	Brookline Bancorp, Inc.	21,881	236,752
	Business First Bancshares, Inc.	5,554	125,243
	Byline Bancorp, Inc.	9,356	204,335
	C&F Financial Corp.	728	40,404
	Cadence Bank	41,688	1,109,735
	Cambridge Bancorp	1,384	94,929
	Camden National Corp.	3,550	127,906
*	Cannae Holdings, Inc.	2,234	45,239
	Capital Bancorp, Inc.	1,866	40,604
	Capital City Bank Group, Inc.	5,210	148,902
	Capitol Federal Financial, Inc.	9,480	60,103
	Capstar Financial Holdings, Inc.	3,956	71,960
#*	Caret Holdings, Inc., Class A	1,975	15,998
*	Carter Bankshares, Inc.	6,178	89,334
	Cass Information Systems, Inc.	2,575	111,137
	Cathay General Bancorp	19,433	800,057
	Central Pacific Financial Corp.	6,595	127,086
	Central Valley Community Bancorp	3,231	62,746
	Chemung Financial Corp.	687	31,959
	Citizens & Northern Corp.	3,770	76,418
	City Holding Co.	1,843	188,373
	Civista Bancshares, Inc.	2,977	50,877
	CNB Financial Corp.	4,521	96,523
	CNO Financial Group, Inc.	21,516	584,805
*	Coastal Financial Corp.	2,592	103,421
	Codorus Valley Bancorp, Inc.	2,623	61,824
	Colony Bankcorp, Inc.	4,760	58,215
	Columbia Banking System, Inc.	7,101	143,156
*	Columbia Financial, Inc.	13,551	243,647
	Comerica, Inc.	26,709	1,404,359
	Commerce Bancshares, Inc.	9,022	470,227
	Community Bank System, Inc.	7,427	339,934
	Community Trust Bancorp, Inc.	4,858	201,607
	ConnectOne Bancorp, Inc.	11,070	252,839
*	Consumer Portfolio Services, Inc.	5,067	46,312
*	CrossFirst Bankshares, Inc.	12,402	175,116
	Cullen/Frost Bankers, Inc.	10,746	1,140,366
*	Customers Bancorp, Inc.	6,486	346,612
	CVB Financial Corp.	33,015	553,662
	Dime Community Bancshares, Inc.	10,011	228,351
	Donegal Group, Inc., Class A	7,840	117,678
	Eagle Bancorp Montana, Inc.	1,400	20,314
	Eagle Bancorp, Inc.	2,721	67,454
	East West Bancorp, Inc.	19,629	1,429,187
	Eastern Bankshares, Inc.	33,415	466,473
*	eHealth, Inc.	8,612	58,562
	Employers Holdings, Inc.	7,389	308,269
	Enact Holdings, Inc.	11,990	341,595
*	Encore Capital Group, Inc.	6,530	327,022
*	Enova International, Inc.	9,073	493,843
*	Enstar Group Ltd.	3,148	840,170
	Enterprise Bancorp, Inc.	2,368	67,299
	Enterprise Financial Services Corp.	9,682	403,062
	Equity Bancshares, Inc., Class A	4,772	156,760

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Esquire Financial Holdings, Inc.	1,620	$80,773
	Essent Group Ltd.	23,911	1,318,931
	Evans Bancorp, Inc.	1,450	42,732
#*	EZCORP, Inc., Class A	16,554	142,364
#	F&G Annuities & Life, Inc.	1,321	59,234
	Farmers National Banc Corp.	9,510	130,477
	FB Financial Corp.	8,823	328,657
	Federal Agricultural Mortgage Corp., Class C	1,692	315,203
	Financial Institutions, Inc.	4,235	88,512
	First American Financial Corp.	20,521	1,238,442
	First BanCorp	40,277	671,820
	First Bancorp, Inc.	2,300	57,500
	First Bancorp/Southern Pines NC	9,883	341,556
	First Bancshares, Inc.	6,082	154,665
	First Bank	5,876	80,736
	First Busey Corp.	12,960	305,078
	First Business Financial Services, Inc.	2,501	91,962
	First Citizens BancShares, Inc., Class A	111	167,610
	First Commonwealth Financial Corp.	25,755	360,828
	First Community Bankshares, Inc.	4,987	170,954
	First Community Corp.	600	11,220
	First Financial Bancorp	25,997	582,853
	First Financial Corp.	2,856	112,584
	First Hawaiian, Inc.	26,895	583,353
	First Horizon Corp.	74,501	1,060,894
	First Internet Bancorp	2,330	76,843
	First Interstate BancSystem, Inc., Class A	18,836	518,367
	First Merchants Corp.	11,719	396,219
	First Mid Bancshares, Inc.	4,406	138,657
	First Northwest Bancorp	1,286	18,698
	First of Long Island Corp.	5,557	66,795
*	First Western Financial, Inc.	1,560	26,598
	Five Star Bancorp	1,173	27,953
	Flushing Financial Corp.	6,561	105,173
	FNB Corp.	80,047	1,055,019
	FS Bancorp, Inc.	2,327	85,680
	Fulton Financial Corp.	38,863	605,874
#*	FVCBankcorp, Inc.	731	8,969
*	Genworth Financial, Inc., Class A	110,404	681,193
	German American Bancorp, Inc.	6,638	219,917
	Glacier Bancorp, Inc.	1,151	44,498
	Globe Life, Inc.	1,102	135,348
	Great Southern Bancorp, Inc.	3,335	173,720
*	Green Dot Corp., Class A	10,197	91,875
*	Greenlight Capital Re Ltd., Class A	7,969	90,926
	Guaranty Bancshares, Inc.	2,732	83,299
	Hancock Whitney Corp.	19,027	858,308
	Hanmi Financial Corp.	6,178	103,482
	HarborOne Bancorp, Inc.	11,945	130,439
	HBT Financial, Inc.	3,457	67,308
	Heartland Financial USA, Inc.	10,107	358,495
	Heritage Commerce Corp.	13,437	119,455
	Heritage Financial Corp.	9,125	183,869
*	Heritage Insurance Holdings, Inc.	5,200	31,304
	Hingham Institution For Savings The	293	54,164
	Home Bancorp, Inc.	2,324	92,542
	Home BancShares, Inc.	46,188	1,082,647
	HomeTrust Bancshares, Inc.	3,299	89,568
	Hope Bancorp, Inc.	25,287	280,180

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Horace Mann Educators Corp.	7,720	$284,328
	Horizon Bancorp, Inc.	10,561	138,455
	Independent Bank Corp.	10,458	586,589
	Independent Bank Corp.	6,289	159,992
	Independent Bank Group, Inc.	10,340	499,939
	International Bancshares Corp.	14,332	757,590
	Invesco Ltd.	82,884	1,312,054
	Investar Holding Corp.	2,295	41,081
	Investors Title Co.	499	83,458
	Jackson Financial, Inc., Class A	18,669	934,757
	James River Group Holdings Ltd.	7,977	76,340
	Janus Henderson Group PLC	35,256	1,013,963
	Jefferies Financial Group, Inc.	35,304	1,438,991
	Kearny Financial Corp.	16,366	118,326
	Kemper Corp.	13,896	833,760
	KeyCorp	4,810	69,889
	Lakeland Bancorp, Inc.	15,301	203,350
	Lakeland Financial Corp.	3,400	227,664
	LCNB Corp.	2,465	36,408
*	LendingClub Corp.	2,199	19,835
	Live Oak Bancshares, Inc.	7,833	284,886
*	Luther Burbank Corp.	9,464	90,854
	Macatawa Bank Corp.	10,179	108,508
	MainStreet Bancshares, Inc.	866	16,038
	Mercantile Bank Corp.	4,297	172,267
	Merchants Bancorp	9,013	394,229
	Mercury General Corp.	11,290	452,164
	Meridian Corp.	1,862	22,530
	Metrocity Bankshares, Inc.	3,171	75,787
*	Metropolitan Bank Holding Corp.	1,640	79,524
	MGIC Investment Corp.	60,822	1,206,708
	Mid Penn Bancorp, Inc.	3,685	78,785
	Midland States Bancorp, Inc.	5,033	132,167
	MidWestOne Financial Group, Inc.	4,605	117,427
*	Mr Cooper Group, Inc.	10,331	695,896
	MVB Financial Corp.	2,600	55,718
	National Bank Holdings Corp., Class A	7,887	276,045
	National Bankshares, Inc.	833	26,873
	National Western Life Group, Inc., Class A	877	424,468
	Navient Corp.	31,054	534,750
	NBT Bancorp, Inc.	9,615	342,006
*	NCR Atleos Corp.	10,267	229,878
	Nelnet, Inc., Class A	6,405	558,068
*	NerdWallet, Inc., Class A	2,356	36,070
	New York Community Bancorp, Inc.	159,366	1,031,098
	Nicolet Bankshares, Inc.	3,733	290,315
*	NMI Holdings, Inc., Class A	22,575	720,594
	Northeast Bank	2,260	123,916
#	Northeast Community Bancorp, Inc.	2,108	36,321
	Northfield Bancorp, Inc.	11,213	134,892
	Northrim BanCorp, Inc.	1,563	78,978
	Northwest Bancshares, Inc.	29,297	362,404
	Norwood Financial Corp.	406	11,120
	OceanFirst Financial Corp.	14,003	241,272
*	Ocwen Financial Corp.	2,286	66,134
	OFG Bancorp	12,504	459,772
	Old National Bancorp	58,841	969,111
	Old Republic International Corp.	63,596	1,783,232
	Old Second Bancorp, Inc.	8,365	113,931

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	OneMain Holdings, Inc.	18,798	$894,785
	OP Bancorp	4,129	45,047
*	Oportun Financial Corp.	2,099	7,724
	Oppenheimer Holdings, Inc., Class A	2,246	83,955
	Orange County Bancorp, Inc.	444	21,552
	Origin Bancorp, Inc.	6,286	191,723
	Orrstown Financial Services, Inc.	3,080	85,254
*	Oscar Health, Inc., Class A	44,092	552,032
	Pacific Premier Bancorp, Inc.	18,690	474,165
#	Park National Corp.	2,079	271,684
	Parke Bancorp, Inc.	2,375	43,961
	Pathward Financial, Inc.	4,654	240,984
*	Paysafe Ltd.	13,319	198,187
	PCB Bancorp	3,867	64,772
	Peapack-Gladstone Financial Corp.	4,995	137,762
	Penns Woods Bancorp, Inc.	542	11,686
	PennyMac Financial Services, Inc.	11,920	1,039,662
	Peoples Bancorp of North Carolina, Inc.	700	20,363
	Peoples Bancorp, Inc.	8,185	239,820
	Peoples Financial Services Corp.	1,223	53,457
	Pinnacle Financial Partners, Inc.	14,023	1,239,353
	Piper Sandler Cos.	1,945	337,438
*	Ponce Financial Group, Inc.	7,900	71,574
	Popular, Inc.	16,467	1,407,105
*	PRA Group, Inc.	7,441	169,432
	Preferred Bank	3,603	258,840
	Premier Financial Corp.	9,385	196,053
	Primis Financial Corp.	6,655	87,846
	Princeton Bancorp, Inc.	25	817
	ProAssurance Corp.	10,699	144,009
*	PROG Holdings, Inc.	7,072	216,686
	Prosperity Bancshares, Inc.	17,770	1,135,681
*	Provident Bancorp, Inc.	2,278	24,762
	Provident Financial Services, Inc.	17,917	296,526
	QCR Holdings, Inc.	4,338	253,383
	Radian Group, Inc.	31,438	911,073
	RBB Bancorp	4,729	83,656
	Red River Bancshares, Inc.	888	45,474
	Regional Management Corp.	2,260	55,099
	Reinsurance Group of America, Inc.	5,130	892,056
	Renasant Corp.	13,178	416,820
*	Repay Holdings Corp.	21,002	164,656
	Republic Bancorp, Inc., Class A	4,245	217,302
	Richmond Mutual BanCorp, Inc.	550	6,336
	Riverview Bancorp, Inc.	4,900	26,901
	S&T Bancorp, Inc.	9,881	329,433
	Safety Insurance Group, Inc.	3,227	268,841
	Sandy Spring Bancorp, Inc.	8,885	216,616
	Seacoast Banking Corp. of Florida	20,160	495,130
*	Security National Financial Corp., Class A	2,707	21,196
	ServisFirst Bancshares, Inc.	7,464	501,133
	Shore Bancshares, Inc.	7,289	94,320
	Sierra Bancorp	4,635	96,176
	Simmons First National Corp., Class A	40,214	764,468
*	SiriusPoint Ltd.	42,599	502,668
	SLM Corp.	24,003	477,180
	SmartFinancial, Inc.	4,132	96,110
	South Plains Financial, Inc.	3,123	84,571
*	Southern First Bancshares, Inc.	2,262	84,802

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Southern Missouri Bancorp, Inc.	2,534	$110,508
	Southside Bancshares, Inc.	5,695	178,253
	SouthState Corp.	18,392	1,528,375
	Stellar Bancorp, Inc.	8,126	203,394
	Stewart Information Services Corp.	6,712	413,862
	Stifel Financial Corp.	1,892	138,021
	Stock Yards Bancorp, Inc.	3,787	188,290
*	StoneX Group, Inc.	6,135	403,376
	Summit Financial Group, Inc.	3,236	91,546
	Synovus Financial Corp.	27,714	1,043,709
	Territorial Bancorp, Inc.	1,638	17,592
*	Texas Capital Bancshares, Inc.	13,335	813,435
	TFS Financial Corp.	24,338	324,182
*	Third Coast Bancshares, Inc.	115	2,185
	Timberland Bancorp, Inc.	2,200	61,534
	Tiptree, Inc.	10,446	197,743
	Tompkins Financial Corp.	3,871	191,189
	Towne Bank	16,686	469,043
	TriCo Bancshares	6,714	244,054
*	Triumph Financial, Inc.	3,826	270,307
	TrustCo Bank Corp.	5,345	154,470
	Trustmark Corp.	11,667	314,892
	UMB Financial Corp.	5,860	483,450
	United Bankshares, Inc.	30,805	1,104,359
	United Community Banks, Inc.	26,719	730,497
	United Fire Group, Inc.	6,333	141,923
	Unity Bancorp, Inc.	2,451	67,133
	Universal Insurance Holdings, Inc.	7,418	123,287
	Univest Financial Corp.	7,310	155,264
	Unum Group	41,877	2,024,334
	Valley National Bancorp	109,775	1,056,035
	Veritex Holdings, Inc.	10,667	224,114
	Victory Capital Holdings, Inc., Class A	8,665	292,270
	Virginia National Bankshares Corp.	813	26,837
	Virtu Financial, Inc., Class A	12,791	214,761
	Virtus Investment Partners, Inc.	1,211	285,929
	WaFd, Inc.	15,571	452,182
	Walker & Dunlop, Inc.	4,779	461,604
	Washington Trust Bancorp, Inc.	2,913	81,011
	Waterstone Financial, Inc.	5,714	75,996
	Webster Financial Corp.	30,758	1,521,906
	WesBanco, Inc.	21,690	636,385
	West BanCorp, Inc.	3,070	57,747
	Westamerica BanCorp	3,878	185,058
	Western Alliance Bancorp	21,684	1,386,909
	Western New England Bancorp, Inc.	5,200	44,252
	Westwood Holdings Group, Inc.	546	6,716
	White Mountains Insurance Group Ltd.	584	920,366
	Wintrust Financial Corp.	13,835	1,341,718
	WisdomTree, Inc.	19,900	134,723
*	World Acceptance Corp.	1,270	166,764
	WSFS Financial Corp.	14,092	627,235
	Zions Bancorp NA	33,088	1,386,387
TOTAL FINANCIALS			112,743,150
HEALTH CARE — (7.5%)
*	Acadia Healthcare Co., Inc.	6,700	550,338
*	Accolade, Inc.	8,200	92,824
*	AdaptHealth Corp.	19,632	141,743

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Addus HomeCare Corp.	4,928	$426,765
*	Agios Pharmaceuticals, Inc.	18,153	410,621
*	Allogene Therapeutics, Inc.	12,658	44,556
*	Amedisys, Inc.	5,253	495,200
*	AngioDynamics, Inc.	10,002	59,012
*	ANI Pharmaceuticals, Inc.	2,976	166,120
*	Anika Therapeutics, Inc.	3,278	77,099
*	Arcturus Therapeutics Holdings, Inc.	6,132	202,172
*	Artivion, Inc.	7,220	120,718
*	Avanos Medical, Inc.	12,817	245,958
#*	Avidity Biosciences, Inc.	9,060	110,804
*	Azenta, Inc.	15,000	978,000
*	Bio-Rad Laboratories, Inc., Class A	3,184	1,021,714
*	Bluebird Bio, Inc.	34,681	35,375
*	Brookdale Senior Living, Inc.	73,227	400,552
*	CareDx, Inc.	12,961	110,946
*	Castle Biosciences, Inc.	6,351	146,581
*	Catalent, Inc.	15,182	783,998
*	Certara, Inc.	18,521	299,299
*	Computer Programs & Systems, Inc.	4,455	45,129
*	Cross Country Healthcare, Inc.	7,553	160,501
*	CryoPort, Inc.	9,061	131,475
*	Cullinan Oncology, Inc.	13,623	206,252
#*	Cytek Biosciences, Inc.	7,383	55,742
#*	Definitive Healthcare Corp.	23,583	200,455
*	Dynavax Technologies Corp.	11,731	151,565
*	Eagle Pharmaceuticals, Inc.	1,524	8,931
*	Edgewise Therapeutics, Inc.	7,219	128,715
*	Editas Medicine, Inc.	29,060	204,292
*	Elanco Animal Health, Inc.	93,629	1,380,091
*	Electromed, Inc.	666	6,693
*	Enhabit, Inc.	14,271	143,994
*	Enovis Corp.	14,224	834,949
*	Envista Holdings Corp.	39,418	926,323
*	Erasca, Inc.	16,717	27,917
*	FONAR Corp.	1,044	20,421
*	Fulcrum Therapeutics, Inc.	18,956	136,862
*	Fulgent Genetics, Inc.	6,950	170,900
*	Generation Bio Co.	1,376	2,587
*	Globus Medical, Inc., Class A	5,688	300,270
*	GoodRx Holdings, Inc., Class A	16,690	100,140
*	Harvard Bioscience, Inc.	12,609	55,480
*	Health Catalyst, Inc.	13,227	129,228
	HealthStream, Inc.	6,475	172,364
*	ICU Medical, Inc.	973	89,059
*	Innoviva, Inc.	23,400	379,080
*	Integer Holdings Corp.	7,867	797,084
*	Integra LifeSciences Holdings Corp.	9,718	390,178
*	Ironwood Pharmaceuticals, Inc.	9,765	138,565
*	iTeos Therapeutics, Inc.	8,199	81,580
*	Kura Oncology, Inc.	9,111	183,496
*	Larimar Therapeutics, Inc.	3,913	22,656
*	LENSAR, Inc.	858	3,046
#*	LifeStance Health Group, Inc.	4,077	24,380
*	Ligand Pharmaceuticals, Inc.	3,614	264,183
*	LivaNova PLC	6,791	330,586
*	MaxCyte, Inc.	22,438	114,209
	Mesa Laboratories, Inc.	75	6,872
*	Myriad Genetics, Inc.	16,900	361,491

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
	National HealthCare Corp.	4,992	$464,456
*	Nautilus Biotechnology, Inc.	3,527	9,805
*	Nurix Therapeutics, Inc.	7,163	56,588
*	Olema Pharmaceuticals, Inc.	11,243	146,609
*	OmniAb, Inc.	16,864	97,811
*»	OmniAb, Inc.	907	0
*»	OmniAb, Inc.	907	0
*	Omnicell, Inc.	6,333	203,733
*	OraSure Technologies, Inc.	25,779	189,991
*	Organogenesis Holdings, Inc.	29,265	96,574
#*	ORIC Pharmaceuticals, Inc.	2,838	31,190
*	Orthofix Medical, Inc.	2,438	33,864
*	OrthoPediatrics Corp.	3,821	99,805
*	Owens & Minor, Inc.	20,351	401,118
*	Pacira BioSciences, Inc.	17,086	556,833
	Patterson Cos., Inc.	17,400	519,564
*††	PDL BioPharma, Inc.	11,311	18,211
*	Pediatrix Medical Group, Inc.	20,477	191,665
*	Pennant Group, Inc.	6,371	95,629
	Perrigo Co. PLC	35,623	1,142,786
*	PetIQ, Inc.	6,435	115,637
	Phibro Animal Health Corp., Class A	5,400	58,374
*	Poseida Therapeutics, Inc.	10,334	35,549
*	Prelude Therapeutics, Inc.	6,582	21,589
	Premier, Inc., Class A	30,704	663,820
*	Prestige Consumer Healthcare, Inc.	8,100	498,474
*	Quanterix Corp.	2,488	54,960
*	QuidelOrtho Corp.	7,014	480,529
*	REGENXBIO, Inc.	1,249	15,388
*	REVOLUTION Medicines, Inc.	14,388	399,267
	Revvity, Inc.	5,117	548,440
*	Sage Therapeutics, Inc.	16,049	411,496
#*	SCYNEXIS, Inc.	5,000	10,300
	Select Medical Holdings Corp.	24,643	640,472
#	SIGA Technologies, Inc.	7,902	38,562
*	Standard BioTools, Inc.	29,046	65,934
*	Supernus Pharmaceuticals, Inc.	10,930	302,542
#*	Surgery Partners, Inc.	12,164	373,313
*	Sutro Biopharma, Inc.	9,700	42,098
*	Tactile Systems Technology, Inc.	4,369	66,278
*	Taro Pharmaceutical Industries Ltd.	7,103	305,784
*	Teladoc Health, Inc.	38,541	748,852
	U.S. Physical Therapy, Inc.	800	73,808
	Universal Health Services, Inc., Class B	16,077	2,553,188
	Utah Medical Products, Inc.	718	56,873
*	Vanda Pharmaceuticals, Inc.	17,253	62,111
*	Varex Imaging Corp.	14,900	287,123
*	Veracyte, Inc.	18,518	463,320
*	Veradigm, Inc.	28,693	261,967
	Viatris, Inc.	34,850	410,184
*	Voyager Therapeutics, Inc.	7,723	56,146
*	Xencor, Inc.	1,375	25,713
#*	XOMA Corp.	662	13,220
*	Zimvie, Inc.	5,631	98,430
*	Zymeworks, Inc.	3,764	40,802
TOTAL HEALTH CARE			30,464,911
INDUSTRIALS — (18.7%)
*	3D Systems Corp.	5,391	25,823

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	AAR Corp.	10,315	$627,358
	ABM Industries, Inc.	17,763	724,553
	ACCO Brands Corp.	34,849	211,882
	Acme United Corp.	800	38,304
	Acuity Brands, Inc.	5,298	1,261,772
*	AerSale Corp.	3,512	32,662
	AGCO Corp.	13,591	1,662,587
	Air Lease Corp.	37,705	1,576,446
	Alamo Group, Inc.	3,558	755,292
	Albany International Corp., Class A	840	74,684
*	Alight, Inc., Class A	124,595	1,111,387
	Allient, Inc.	4,747	132,251
	Alta Equipment Group, Inc.	6,851	73,306
#*	Ameresco, Inc., Class A	8,612	175,943
#*	American Superconductor Corp.	8,401	92,411
*	American Woodmark Corp.	4,932	450,193
	Apogee Enterprises, Inc.	6,087	321,454
	ARC Document Solutions, Inc.	15,000	44,250
	ArcBest Corp.	7,233	861,667
	Arcosa, Inc.	13,644	1,068,052
	Argan, Inc.	3,568	158,169
*	ASGN, Inc.	11,523	1,069,565
	Astec Industries, Inc.	5,382	191,599
*	Astronics Corp.	8,264	139,744
#*	Asure Software, Inc.	5,807	51,334
	AZZ, Inc.	6,573	410,484
	Barnes Group, Inc.	12,808	424,073
*	Beacon Roofing Supply, Inc.	11,047	915,686
	BGSF, Inc.	1,600	16,320
*	BlueLinx Holdings, Inc.	2,911	335,755
	Boise Cascade Co.	11,682	1,582,444
	Brady Corp., Class A	9,439	568,511
*	BrightView Holdings, Inc.	24,156	215,713
*	Broadwind, Inc.	3,704	8,667
*	CACI International, Inc., Class A	2,646	909,510
	Cadeler AS, ADR	7,340	132,707
*	CECO Environmental Corp.	4,354	84,163
	Civeo Corp.	3,828	84,982
#*	Clarivate PLC	39,400	352,236
	Columbus McKinnon Corp.	9,005	351,825
*	Commercial Vehicle Group, Inc.	8,639	56,067
	Concentrix Corp.	5,579	495,806
*	Concrete Pumping Holdings, Inc.	11,409	88,077
*	Conduent, Inc.	67,731	243,832
	Covenant Logistics Group, Inc.	2,640	127,618
*	Custom Truck One Source, Inc.	2,902	18,979
	Deluxe Corp.	12,913	244,185
*	Distribution Solutions Group, Inc.	2,740	87,461
*	DNOW, Inc.	34,084	343,908
	Douglas Dynamics, Inc.	962	24,194
*	Ducommun, Inc.	5,134	253,363
	Dun & Bradstreet Holdings, Inc.	106,885	1,238,797
*	DXP Enterprises, Inc.	5,281	170,154
	Eastern Co.	1,042	25,623
	Encore Wire Corp.	4,821	1,087,135
	EnerSys	6,535	624,550
	Ennis, Inc.	8,289	168,847
	Enpro, Inc.	5,896	880,744
*	Enviri Corp.	16,990	146,284

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Esab Corp.	7,224	$621,192
	ESCO Technologies, Inc.	6,001	611,322
#	EVI Industries, Inc.	201	4,641
	First Advantage Corp.	26,743	437,783
*	Forrester Research, Inc.	2,985	76,058
	Forward Air Corp.	1,250	55,412
	FTAI Infrastructure, Inc.	17,250	73,485
*	Gates Industrial Corp. PLC	69,398	893,846
	GATX Corp.	7,870	965,255
*	Gencor Industries, Inc.	1,912	29,827
*	Gibraltar Industries, Inc.	7,051	570,567
*	GMS, Inc.	7,716	649,379
	Gorman-Rupp Co.	3,154	105,312
*	Graham Corp.	3,300	64,218
	Granite Construction, Inc.	13,630	614,849
*	Great Lakes Dredge & Dock Corp.	18,726	143,067
	Greenbrier Cos., Inc.	9,305	423,005
*	GXO Logistics, Inc.	2,400	130,512
*	Hayward Holdings, Inc.	33,896	424,378
*	Healthcare Services Group, Inc.	13,935	131,546
	Heartland Express, Inc.	22,193	287,399
	Heidrick & Struggles International, Inc.	7,441	223,007
	Helios Technologies, Inc.	5,013	206,836
#*	Hertz Global Holdings, Inc.	49,267	411,379
	Hillenbrand, Inc.	12,465	580,495
*	Hillman Solutions Corp.	39,075	343,469
	HNI Corp.	9,979	406,345
*	Hub Group, Inc., Class A	14,756	668,152
*	Hudson Global, Inc.	783	11,549
*	Hudson Technologies, Inc.	8,682	110,088
	Huntington Ingalls Industries, Inc.	2,949	763,555
	Hurco Cos., Inc.	2,372	57,189
	Hyster-Yale Materials Handling, Inc.	2,487	163,446
*	IBEX Holdings Ltd.	3,200	57,664
	ICF International, Inc.	1,072	149,051
*	IES Holdings, Inc.	3,581	293,499
	Insteel Industries, Inc.	6,591	228,246
	Interface, Inc.	18,398	228,319
*	JELD-WEN Holding, Inc.	15,620	290,532
	John Bean Technologies Corp.	493	48,689
	Kaman Corp.	7,225	325,486
	Kelly Services, Inc., Class A	9,787	201,123
	Kennametal, Inc.	27,887	683,789
*	Kirby Corp.	9,642	758,440
	Knight-Swift Transportation Holdings, Inc.	33,320	1,911,902
	Korn Ferry	15,978	937,429
*	Kratos Defense & Security Solutions, Inc.	20,851	353,007
*	L B Foster Co., Class A	3,570	82,074
*	Limbach Holdings, Inc.	2,320	99,760
*	Liquidity Services, Inc.	442	7,713
	LSI Industries, Inc.	6,900	94,254
	Luxfer Holdings PLC	6,450	53,083
*	Manitowoc Co., Inc.	10,482	168,760
	ManpowerGroup, Inc.	15,031	1,114,398
	Marten Transport Ltd.	14,406	266,511
*	Masonite International Corp.	3,795	349,330
*	Mastech Digital, Inc.	560	4,816
*	Masterbrand, Inc.	35,086	493,660
*	Matrix Service Co.	9,360	86,861

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Matson, Inc.	10,993	$1,231,546
	Matthews International Corp., Class A	10,737	353,247
	Maximus, Inc.	5,573	452,082
#*	Mayville Engineering Co., Inc.	5,087	64,554
	McGrath RentCorp	4,406	553,614
*	Mercury Systems, Inc.	13,175	390,770
*	Middleby Corp.	6,081	857,847
	Miller Industries, Inc.	3,650	146,912
	MillerKnoll, Inc.	19,276	512,549
*	Mistras Group, Inc.	10,831	84,157
*	Montrose Environmental Group, Inc.	503	14,693
*	MRC Global, Inc.	17,929	191,123
	Mueller Industries, Inc.	26,233	1,259,184
	Mueller Water Products, Inc., Class A	21,748	298,165
*	NEXTracker, Inc., Class A	10,458	473,434
	NL Industries, Inc.	5,312	27,888
*	Northwest Pipe Co.	2,991	90,837
*	NV5 Global, Inc.	2,480	260,127
*	OPENLANE, Inc.	33,467	471,215
*	Orion Group Holdings, Inc.	9,300	52,638
	Oshkosh Corp.	4,843	533,214
*	PAM Transportation Services, Inc.	3,504	72,568
	Park Aerospace Corp.	4,183	61,699
	Park-Ohio Holdings Corp.	3,791	93,789
*	Paycor HCM, Inc.	4,710	91,515
#*	Planet Labs PBC	58,284	131,722
	Powell Industries, Inc.	3,447	408,573
	Preformed Line Products Co.	1,615	197,434
	Primoris Services Corp.	16,168	530,310
*	Proto Labs, Inc.	7,394	266,849
*	Quad/Graphics, Inc.	14,200	77,532
	Quanex Building Products Corp.	10,484	327,310
*	Radiant Logistics, Inc.	14,977	91,959
	Regal Rexnord Corp.	14,205	1,895,799
*	Resideo Technologies, Inc.	33,832	567,363
	Resources Connection, Inc.	11,739	158,007
	REV Group, Inc.	16,236	316,927
	Rush Enterprises, Inc., Class A	14,102	633,321
	Rush Enterprises, Inc., Class B	3,723	175,986
	Ryder System, Inc.	9,770	1,109,579
	Schneider National, Inc., Class B	23,825	584,189
	Sensata Technologies Holding PLC	27,360	989,611
	Shyft Group, Inc.	912	9,877
	Standex International Corp.	560	82,690
	Steelcase, Inc., Class A	24,785	314,274
*	Stericycle, Inc.	2,803	134,544
#*	Sterling Check Corp.	12,076	164,717
*	Sterling Infrastructure, Inc.	2,826	212,233
*	Stratasys Ltd.	7,927	104,795
#*	Sunrun, Inc.	28,607	414,229
*	TaskUS, Inc., Class A	4,974	61,877
	Tennant Co.	2,977	281,386
	Terex Corp.	10,885	668,666
	Textainer Group Holdings Ltd.	6,256	310,610
*	Thermon Group Holdings, Inc.	10,515	344,682
	Timken Co.	13,601	1,114,058
*	Titan International, Inc.	13,128	193,769
*	Titan Machinery, Inc.	7,410	198,069
	TransUnion	837	57,912

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Trinity Industries, Inc.	16,012	$402,542
*	TrueBlue, Inc.	9,044	124,626
	TTEC Holdings, Inc.	7,241	147,572
*	Tutor Perini Corp.	13,959	125,073
	UFP Industries, Inc.	11,119	1,261,451
#*	U-Haul Holding Co.	3,791	251,192
	U-Haul Holding Co.	26,313	1,680,611
*	Ultralife Corp.	3,073	21,726
	UniFirst Corp.	3,482	589,920
	Universal Logistics Holdings, Inc.	6,352	193,863
*	V2X, Inc.	1,822	70,858
	Valmont Industries, Inc.	383	86,447
	Vestis Corp.	1,374	29,404
	Virco Mfg. Corp.	2,012	24,104
#*	VirTra, Inc.	1,814	18,594
	VSE Corp.	3,708	230,304
	Wabash National Corp.	10,149	256,770
	Werner Enterprises, Inc.	2,660	105,203
	WESCO International, Inc.	10,027	1,739,885
*	Willdan Group, Inc.	4,998	95,662
*	Willis Lease Finance Corp.	823	40,335
TOTAL INDUSTRIALS			75,464,715
INFORMATION TECHNOLOGY — (8.9%)
#*	908 Devices, Inc.	7,209	51,040
*	ACI Worldwide, Inc.	26,466	795,833
*	Alpha & Omega Semiconductor Ltd.	10,205	261,860
	Amdocs Ltd.	5,098	467,385
	American Software, Inc., Class A	5,694	64,513
	Amkor Technology, Inc.	66,375	2,101,433
*	Amtech Systems, Inc.	4,841	19,751
*	Arrow Electronics, Inc.	16,898	1,878,213
*	Aspen Technology, Inc.	1,521	292,017
*	AstroNova, Inc.	670	11,812
*	Aviat Networks, Inc.	2,896	86,388
	Avnet, Inc.	33,784	1,530,415
*	AXT, Inc.	6,399	15,742
	Bel Fuse, Inc., Class B	3,300	220,638
	Belden, Inc.	561	41,615
	Benchmark Electronics, Inc.	12,099	328,125
*	Brightcove, Inc.	676	1,548
*	Cerence, Inc.	10,825	216,717
*	CEVA, Inc.	5,758	110,554
*	Cirrus Logic, Inc.	4,976	384,147
*	Cleanspark, Inc.	56,312	453,312
*	Coherent Corp.	13,153	625,294
*	Cohu, Inc.	11,484	365,880
	Comtech Telecommunications Corp.	6,636	42,006
*	Consensus Cloud Solutions, Inc.	106	2,304
*	Corsair Gaming, Inc.	17,068	217,276
	CSP, Inc.	262	6,262
	CTS Corp.	6,069	249,193
*	Daktronics, Inc.	13,790	104,528
#	Diebold Nixdorf, Inc.	401	12,190
*	Digi International, Inc.	8,391	203,985
*»	Digital Turbine, Inc.	15,892	85,658
*	Diodes, Inc.	9,457	636,645
*	DXC Technology Co.	75,150	1,638,270
*	E2open Parent Holdings, Inc.	39,000	146,640

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Eastman Kodak Co.	5,963	$20,572
*	ePlus, Inc.	5,123	386,991
*	EverCommerce, Inc.	8,610	83,861
*	FARO Technologies, Inc.	4,348	98,439
*	Flex Ltd.	60,045	1,425,468
*	FormFactor, Inc.	98	3,799
*	Grid Dynamics Holdings, Inc.	12,736	166,205
*	Ichor Holdings Ltd.	10,822	391,756
*	Identiv, Inc.	4,452	34,815
	Immersion Corp.	10,431	71,244
	Information Services Group, Inc.	10,453	46,202
*	inTEST Corp.	3,000	35,790
*	Intevac, Inc.	6,900	28,497
*	IPG Photonics Corp.	130	12,726
*	Issuer Direct Corp.	552	8,363
*	Itron, Inc.	8,421	607,491
	Juniper Networks, Inc.	14,319	529,230
*	Kimball Electronics, Inc.	8,898	211,594
*	Knowles Corp.	32,672	532,880
	Kulicke & Soffa Industries, Inc.	10,927	549,847
*	KVH Industries, Inc.	7,101	34,582
*	Kyndryl Holdings, Inc.	36,429	747,523
*	Lantronix, Inc.	5,605	34,078
	Littelfuse, Inc.	2,407	582,253
*	LiveRamp Holdings, Inc.	14,426	569,539
*	Lumentum Holdings, Inc.	13,885	762,842
*	Luna Innovations, Inc.	7,944	56,958
*	Magnachip Semiconductor Corp.	10,292	67,207
*	Matterport, Inc.	107,847	242,656
*	MaxLinear, Inc.	3,731	77,679
*	MeridianLink, Inc.	8,468	192,647
	Methode Electronics, Inc.	8,001	166,101
*	Mirion Technologies, Inc.	8,741	82,602
*	Mitek Systems, Inc.	8,516	107,302
*	NCR Voyix Corp.	20,534	301,850
*	NETGEAR, Inc.	6,962	98,860
*	NetScout Systems, Inc.	19,751	424,844
*	nLight, Inc.	6,600	85,668
*	Olo, Inc., Class A	25,891	133,856
	ON24, Inc.	10,540	80,631
*	Onto Innovation, Inc.	4,303	694,935
*	OSI Systems, Inc.	2,977	381,145
	PC Connection, Inc.	7,291	470,342
*	Photronics, Inc.	18,777	548,664
*	Plexus Corp.	4,807	455,319
*	Qorvo, Inc.	4,690	467,781
*	Ribbon Communications, Inc.	9,300	28,272
	Richardson Electronics Ltd.	4,279	42,105
*	Riot Platforms, Inc.	34,022	370,840
*	Rogers Corp.	3,372	388,690
*	Sanmina Corp.	17,147	1,025,734
	Sapiens International Corp. NV	2,491	68,004
*	ScanSource, Inc.	9,180	360,407
*	SecureWorks Corp., Class A	3,206	22,089
*	Silicon Laboratories, Inc.	1,456	179,612
*	SMART Global Holdings, Inc.	7,837	153,997
#*	SmartRent, Inc.	4,219	12,446
*	SolarWinds Corp.	40,421	477,776
	TD SYNNEX Corp.	18,922	1,891,822

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	TransAct Technologies, Inc.	1,945	$14,899
*	TTM Technologies, Inc.	36,410	506,463
*	Twilio, Inc., Class A	1,610	113,231
*	Ultra Clean Holdings, Inc.	20,125	768,775
*	Upland Software, Inc.	3,198	13,272
*	Veeco Instruments, Inc.	9,746	310,703
*	Verint Systems, Inc.	10,161	301,680
#*	Viasat, Inc.	12,080	268,538
*	Viavi Solutions, Inc.	39,209	385,424
	Vishay Intertechnology, Inc.	32,864	714,135
*	Vishay Precision Group, Inc.	4,379	139,603
	Xerox Holdings Corp.	37,310	688,743
*	Xperi, Inc.	2,500	26,700
TOTAL INFORMATION TECHNOLOGY			36,056,783
MATERIALS — (5.7%)
*	Alto Ingredients, Inc.	24,050	44,252
	American Vanguard Corp.	7,188	78,493
#	Arcadium Lithium PLC	77,193	377,474
	Ashland, Inc.	12,657	1,184,948
#*	Aspen Aerogels, Inc.	9,802	110,076
	Avient Corp.	27,612	999,831
	Berry Global Group, Inc.	16,299	1,066,933
	Carpenter Technology Corp.	8,828	543,717
*	Coeur Mining, Inc.	89,507	240,774
	Commercial Metals Co.	30,434	1,589,264
	Compass Minerals International, Inc.	10,519	236,572
#*	Gatos Silver, Inc.	20,379	124,719
	Graphic Packaging Holding Co.	11,570	295,151
	Greif, Inc., Class A	5,846	366,018
	Greif, Inc., Class B	3,492	218,948
	Hawkins, Inc.	4,044	269,209
	Haynes International, Inc.	3,802	211,657
	HB Fuller Co.	10,154	769,369
	Hecla Mining Co.	142,931	544,567
	Huntsman Corp.	52,817	1,296,129
*	Ingevity Corp.	6,542	284,970
	Innospec, Inc.	5,071	588,794
	International Paper Co.	28,003	1,003,348
*	Intrepid Potash, Inc.	3,806	70,030
	Kaiser Aluminum Corp.	170	11,033
*	Knife River Corp.	4,925	322,538
	Koppers Holdings, Inc.	4,439	227,010
#	Kronos Worldwide, Inc.	16,484	153,466
	Louisiana-Pacific Corp.	2,719	180,949
*	LSB Industries, Inc.	17,214	128,072
	Materion Corp.	4,246	496,655
	Mercer International, Inc.	15,750	133,245
	Minerals Technologies, Inc.	8,755	572,139
	Mosaic Co.	23,301	715,574
#*	MP Materials Corp.	26,973	426,443
	Myers Industries, Inc.	7,718	144,713
	Olympic Steel, Inc.	3,357	226,866
	Pactiv Evergreen, Inc.	18,125	264,625
*	Perimeter Solutions SA	2,255	10,689
	Quaker Chemical Corp.	1,619	307,513
	Ryerson Holding Corp.	11,685	401,029
	Schnitzer Steel Industries, Inc., Class A	8,812	232,020
	Sensient Technologies Corp.	8,113	503,249

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Silgan Holdings, Inc.	20,845	$957,619
	Sonoco Products Co.	17,586	1,000,643
	Stepan Co.	5,971	533,031
	Sylvamo Corp.	5,954	276,444
*	TimkenSteel Corp.	14,090	289,550
	TriMas Corp.	9,868	243,542
	Westrock Co.	37,192	1,497,350
*	Worthington Steel, Inc.	11,339	339,603
TOTAL MATERIALS			23,110,853
REAL ESTATE — (1.6%)
*	Anywhere Real Estate, Inc.	25,405	180,884
*	Cushman & Wakefield PLC	50,065	526,684
*	Five Point Holdings LLC, Class A	18,171	63,417
*	Forestar Group, Inc.	10,863	339,577
*	FRP Holdings, Inc.	2,454	142,577
*	Howard Hughes Holdings, Inc.	14,676	1,175,254
*	Jones Lang LaSalle, Inc.	10,107	1,789,545
	Kennedy-Wilson Holdings, Inc.	33,639	351,528
	Marcus & Millichap, Inc.	17,230	656,291
	Newmark Group, Inc., Class A	36,939	374,931
*	Opendoor Technologies, Inc.	143,087	489,357
	RE/MAX Holdings, Inc., Class A	4,179	44,841
*	Stratus Properties, Inc.	1,919	44,137
*	Tejon Ranch Co.	8,432	133,057
TOTAL REAL ESTATE			6,312,080
UTILITIES — (0.3%)
#*	Altus Power, Inc.	14,388	77,551
#	Brookfield Renewable Corp., Class A	3,239	90,433
	New Jersey Resources Corp.	19,776	807,454
#	Ormat Technologies, Inc.	2,028	131,171
#*	Sunnova Energy International, Inc.	5,515	58,018
TOTAL UTILITIES			1,164,627
TOTAL COMMON STOCKS Cost ($333,062,762)			397,961,901

TEMPORARY CASH INVESTMENTS — (0.4%)
	State Street Institutional U.S. Government Money Market Fund 5.300%	1,553,216	1,553,216
SECURITIES LENDING COLLATERAL — (1.1%)
@§	The DFA Short Term Investment Fund	388,750	4,497,059
TOTAL INVESTMENTS — (100.0%)
(Cost $339,112,974)^^			$404,012,176
Summary of the Portfolio's investments as of January 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$14,566,187	$4,046	—	$14,570,233
Consumer Discretionary	69,295,468	—	—	69,295,468

U.S. Sustainability Targeted Value Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Consumer Staples	$13,085,974	—	—	$13,085,974
Energy	15,693,107	—	—	15,693,107
Financials	112,743,150	—	—	112,743,150
Health Care	30,446,700	—	$18,211	30,464,911
Industrials	75,464,715	—	—	75,464,715
Information Technology	35,971,125	$85,658	—	36,056,783
Materials	23,110,853	—	—	23,110,853
Real Estate	6,312,080	—	—	6,312,080
Utilities	1,164,627	—	—	1,164,627
Temporary Cash Investments	1,553,216	—	—	1,553,216
Securities Lending Collateral	—	4,497,059	—	4,497,059
TOTAL	$399,407,202	$4,586,763	$18,211^	$404,012,176

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

International Sustainability Core 1 Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2024
(Unaudited)
		Shares	Value»
COMMON STOCKS — (96.7%)
AUSTRALIA — (5.0%)
#	A2B Australia Ltd.	60,856	$57,023
	Accent Group Ltd.	186,120	244,524
	Acrow Ltd.	33,593	23,237
*	Ainsworth Game Technology Ltd.	22,621	20,090
*	Alkane Resources Ltd.	108,421	40,389
	ALS Ltd.	115,890	952,156
	Altium Ltd.	41,278	1,326,089
#*	AMA Group Ltd.	462,509	21,401
	AMP Ltd.	1,285,337	779,518
	Ampol Ltd.	151,734	3,588,885
	ANZ Group Holdings Ltd.	255,231	4,503,393
#*	Appen Ltd.	86,408	18,138
#*	Arafura Rare Earths Ltd.	206,960	17,401
	ARB Corp. Ltd.	19,153	418,691
*	Arcadium Lithium PLC, CDI	91,876	468,941
	Aristocrat Leisure Ltd.	189,800	5,472,050
#	ARN Media Ltd.	113,080	73,805
#	Articore Group Ltd.	58,802	20,814
	Atlas Arteria Ltd.	234,015	824,996
*	Audinate Group Ltd.	5,116	55,078
#*	Aurelia Metals Ltd.	532,990	39,959
#*	Aussie Broadband Ltd.	59,670	149,391
	Austal Ltd.	147,496	195,673
#*	Austin Engineering Ltd.	59,853	15,399
#	Australian Clinical Labs Ltd.	45,161	88,591
	Australian Ethical Investment Ltd.	29,437	103,601
#	Australian Finance Group Ltd.	92,759	98,129
#*	Australian Strategic Materials Ltd.	10,596	7,201
#*	Australian Vintage Ltd.	75,851	18,599
	Auswide Bank Ltd.	7,707	26,069
	Autosports Group Ltd.	7,525	11,848
#*††	AVZ Minerals Ltd.	69,347	7,271
#	Baby Bunting Group Ltd.	51,599	53,364
	Bank of Queensland Ltd.	268,206	1,052,966
	Bapcor Ltd.	146,544	536,426
	Base Resources Ltd.	129,722	13,570
#	Beacon Lighting Group Ltd.	38,686	60,135
*	Bellevue Gold Ltd.	210,672	182,235
	Brambles Ltd.	362,865	3,459,833
#*	Bravura Solutions Ltd.	193,511	103,853
	Breville Group Ltd.	37,793	667,910
#*††	BWX Ltd.	51,883	1,276
	Capitol Health Ltd.	292,175	48,707
	Capral Ltd.	4,914	31,874
*	Capricorn Metals Ltd.	102,674	306,108
	CAR Group Ltd.	61,412	1,318,596
#*	Catapult Group International Ltd.	40,885	34,518
	Cedar Woods Properties Ltd.	34,845	110,501
	Challenger Ltd.	324,239	1,375,480
	Champion Iron Ltd.	209,667	1,150,240
#	Clinuvel Pharmaceuticals Ltd.	3,813	39,007
#	Clover Corp. Ltd.	30,399	16,068
#	Coast Entertainment Holdings Ltd.	69,563	21,102
	Cochlear Ltd.	13,629	2,704,660
	Codan Ltd.	40,974	216,580

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
#*	Cogstate Ltd.	11,856	$9,727
	Coles Group Ltd.	161,636	1,677,357
	Commonwealth Bank of Australia	107,971	8,233,263
	Computershare Ltd.	176,357	2,921,045
	CSL Ltd.	27,241	5,349,520
	CSR Ltd.	221,382	996,876
	Data#3 Ltd.	58,341	371,025
*	De Grey Mining Ltd.	152,956	121,720
	Deterra Royalties Ltd.	108,509	390,789
*	Develop Global Ltd.	5,983	9,389
#	Dicker Data Ltd.	20,846	153,360
	Domain Holdings Australia Ltd.	71,529	155,214
	Domino's Pizza Enterprises Ltd.	10,799	277,766
	Downer EDI Ltd.	169,956	462,867
	Eagers Automotive Ltd.	77,781	717,219
*	Earlypay Ltd.	97,232	15,929
	Elanor Investor Group	9,659	8,316
	Elders Ltd.	75,932	443,581
	Emeco Holdings Ltd.	163,382	67,198
*	Emerald Resources NL	39,995	86,930
	Endeavour Group Ltd.	245,733	899,318
	Enero Group Ltd.	18,021	19,624
	EQT Holdings Ltd.	6,000	108,128
	Evolution Mining Ltd.	602,569	1,262,228
*	FleetPartners Group Ltd.	137,030	273,632
	Fleetwood Ltd.	63,521	72,210
#	Flight Centre Travel Group Ltd.	57,175	789,923
	Fortescue Ltd.	385,631	7,452,993
#*	Frontier Digital Ventures Ltd.	37,508	11,502
	G8 Education Ltd.	248,525	172,062
*	Genesis Minerals Ltd.	66,552	70,550
	GR Engineering Services Ltd.	24,907	39,071
	GrainCorp Ltd., Class A	105,630	554,969
	Grange Resources Ltd.	114,446	35,316
	GUD Holdings Ltd.	61,164	485,495
	GWA Group Ltd.	109,455	162,876
	Hansen Technologies Ltd.	85,971	288,815
	Harvey Norman Holdings Ltd.	154,894	445,136
#*	Hastings Technology Metals Ltd.	7,201	2,773
*	Healius Ltd.	425,809	383,080
	Helia Group Ltd.	256,449	824,638
*	Hot Chili Ltd.	5,149	3,454
	HUB24 Ltd.	12,509	302,292
#	Humm Group Ltd.	151,035	66,175
#	IDP Education Ltd.	77,909	997,684
	IGO Ltd.	207,731	1,009,825
	Iluka Resources Ltd.	44,776	209,130
	Imdex Ltd.	304,982	336,497
*	Immutep Ltd.	50,460	11,455
#*	Immutep Ltd., Sponsored ADR	4,300	9,331
	Infomedia Ltd.	158,228	147,065
	Insignia Financial Ltd.	278,123	386,185
	Insurance Australia Group Ltd.	556,477	2,184,410
	Integral Diagnostics Ltd.	35,672	46,139
#*	ioneer Ltd.	107,905	8,393
	IPH Ltd.	79,081	351,913
	IRESS Ltd.	64,193	340,826
	IVE Group Ltd.	45,812	65,105
*	James Hardie Industries PLC, CDI	107,961	4,056,142

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	JB Hi-Fi Ltd.	60,679	$2,257,408
	Johns Lyng Group Ltd.	62,513	275,914
	Jumbo Interactive Ltd.	3,096	31,748
	Jupiter Mines Ltd.	167,332	20,182
#*	Kogan.com Ltd.	19,588	73,381
	Lendlease Corp. Ltd.	220,239	1,057,253
	Lifestyle Communities Ltd.	43,642	507,878
	Lindsay Australia Ltd.	15,826	11,249
	Link Administration Holdings Ltd.	568,976	806,162
#*	Liontown Resources Ltd.	5,143	3,425
	Lottery Corp. Ltd.	416,983	1,368,698
	Lovisa Holdings Ltd.	22,573	335,830
	Lycopodium Ltd.	14,157	111,586
#*	Lynas Rare Earths Ltd.	301,485	1,146,330
	MA Financial Group Ltd.	24,771	94,389
	Macmahon Holdings Ltd.	475,764	54,335
	Macquarie Group Ltd.	32,438	4,002,533
*	Macquarie Technology Group Ltd.	2,653	123,690
#	Mader Group Ltd.	4,543	19,192
	Magellan Financial Group Ltd.	118,671	695,577
	MaxiPARTS Ltd.	4,019	6,381
	McMillan Shakespeare Ltd.	53,003	596,836
#	McPherson's Ltd.	79,250	29,852
	Medibank Pvt Ltd.	951,996	2,383,456
*	Megaport Ltd.	15,380	125,596
#*	Mesoblast Ltd.	158,389	27,263
#*	Metals X Ltd.	132,918	25,505
	Metcash Ltd.	807,332	1,915,123
	Michael Hill International Ltd.	39,511	21,641
	Mineral Resources Ltd.	52,263	2,015,721
*	MMA Offshore Ltd.	141,860	192,279
	Monadelphous Group Ltd.	37,711	337,952
	Monash IVF Group Ltd.	122,611	115,245
*	Mount Gibson Iron Ltd.	54,028	18,660
#	Myer Holdings Ltd.	152,902	67,665
	MyState Ltd.	41,341	89,727
*	Nanosonics Ltd.	37,297	71,573
	National Australia Bank Ltd.	248,994	5,251,382
	Navigator Global Investments Ltd.	83,604	75,539
	Netwealth Group Ltd.	46,866	509,042
*	NEXTDC Ltd.	75,169	680,517
	nib holdings Ltd.	323,631	1,711,638
	Northern Star Resources Ltd.	88,492	759,067
#*	Novonix Ltd.	24,110	8,777
	Nufarm Ltd.	235,750	849,788
	Objective Corp. Ltd.	7,562	60,529
#*	Omni Bridgeway Ltd.	52,908	46,123
	oOh!media Ltd.	271,984	283,895
	Orica Ltd.	60,181	634,723
	Orora Ltd.	781,572	1,420,571
	Pacific Current Group Ltd.	18,366	113,272
*	Paladin Energy Ltd.	416,423	348,892
#*	Pantoro Ltd.	313,645	8,141
	Peet Ltd.	185,175	148,987
	PeopleIN Ltd.	14,276	11,349
*	Perenti Ltd.	541,518	287,979
	Perpetual Ltd.	41,662	701,065
	Perseus Mining Ltd.	488,791	575,551
*	PEXA Group Ltd.	55,603	415,520

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
#	Pilbara Minerals Ltd.	587,322	$1,337,723
	Pinnacle Investment Management Group Ltd.	25,236	166,472
	Platinum Asset Management Ltd.	248,522	190,360
	PointsBet Holdings Ltd.	36,380	22,281
#*	Praemium Ltd.	78,103	19,350
	Premier Investments Ltd.	38,353	698,299
	Pro Medicus Ltd.	31,434	2,070,841
#	Propel Funeral Partners Ltd.	4,004	13,997
	PSC Insurance Group Ltd.	9,476	29,775
	PWR Holdings Ltd.	14,264	97,359
	QBE Insurance Group Ltd.	257,934	2,655,839
	Ramelius Resources Ltd.	217,322	225,726
	Ramsay Health Care Ltd.	38,179	1,272,833
	REA Group Ltd.	12,320	1,469,365
*	ReadyTech Holdings Ltd.	14,937	33,799
*	Red 5 Ltd.	886,500	181,839
	Reece Ltd.	42,025	619,042
*	Regis Resources Ltd.	93,785	127,910
	Reject Shop Ltd.	6,652	23,624
	Reliance Worldwide Corp. Ltd.	245,061	670,020
*	Resolute Mining Ltd.	454,780	127,756
*	Retail Food Group Ltd.	1,226,658	59,450
	Rio Tinto Ltd.	23,380	2,011,787
*	RPMGlobal Holdings Ltd.	20,564	24,242
*	Sandfire Resources Ltd.	275,209	1,293,369
	SEEK Ltd.	62,270	1,026,538
	Service Stream Ltd.	281,340	171,442
	Seven Group Holdings Ltd.	47,953	1,122,346
*	Seven West Media Ltd.	342,179	58,087
	SG Fleet Group Ltd.	36,966	58,135
	Shaver Shop Group Ltd.	14,608	11,323
#*	Sierra Rutile Holdings Ltd.	71,525	2,895
	Sigma Healthcare Ltd.	1,828,981	1,235,514
*	Silver Lake Resources Ltd.	362,072	284,936
	Sims Ltd.	116,910	1,095,053
	Sims Ltd., Sponsored ADR	819	7,682
	SmartGroup Corp. Ltd.	58,666	369,788
#	Solvar Ltd.	67,212	50,818
	Sonic Healthcare Ltd.	114,433	2,385,951
	Southern Cross Electrical Engineering Ltd.	30,707	18,861
#	Southern Cross Media Group Ltd.	119,462	80,455
	SRG Global Ltd.	65,360	29,393
*	St Barbara Ltd.	265,500	29,444
	Steadfast Group Ltd.	267,610	1,035,483
	Suncorp Group Ltd.	192,416	1,771,097
	Super Retail Group Ltd.	68,729	709,296
	Symbio Holdings Ltd.	16,103	31,338
#*	Syrah Resources Ltd.	54,892	14,776
	Tabcorp Holdings Ltd.	1,202,258	624,588
	Technology One Ltd.	177,456	1,813,101
*	Temple & Webster Group Ltd.	18,866	111,756
*	Trajan Group Holdings Ltd.	11,277	8,406
	Transurban Group	214,972	1,888,579
	Treasury Wine Estates Ltd.	213,130	1,494,494
*	Tyro Payments Ltd.	81,349	57,711
#	Ventia Services Group Pty. Ltd.	229,624	492,653
Ω	Viva Energy Group Ltd.	504,670	1,149,569
*	Webjet Ltd.	43,518	211,137
	Wesfarmers Ltd.	101,985	3,860,840

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
*	West African Resources Ltd.	186,197	$118,017
*	Westgold Resources Ltd.	156,501	225,776
	Westpac Banking Corp.	271,811	4,264,067
	WiseTech Global Ltd.	22,809	1,073,873
	Woolworths Group Ltd.	154,149	3,620,182
	Worley Ltd.	113,008	1,085,275
*	Xero Ltd.	19,719	1,411,459
	XRF Scientific Ltd.	26,210	19,044
TOTAL AUSTRALIA			167,062,628
AUSTRIA — (0.3%)
	Addiko Bank AG	3,827	60,532
	ANDRITZ AG	28,047	1,726,642
Ω	BAWAG Group AG	22,709	1,169,208
	CA Immobilien Anlagen AG	8,806	289,084
	DO & Co. AG	1,357	189,261
	Erste Group Bank AG	48,969	2,109,506
*	Eurotelesites AG	9,318	39,139
	EVN AG	6,303	174,202
*	FACC AG	2,711	17,204
*	Immofinanz AG	6,046	143,502
*	Immofinanz AG	25,524	0
*	Kapsch TrafficCom AG	705	7,014
*	Lenzing AG	1,460	48,643
	Mayr Melnhof Karton AG	2,454	325,299
	Oesterreichische Post AG	11,975	405,276
	Palfinger AG	5,570	144,151
	Porr Ag	7,322	102,735
	Raiffeisen Bank International AG	27,193	566,954
*	Rosenbauer International AG	1,549	50,990
	Schoeller-Bleckmann Oilfield Equipment AG	4,598	218,394
	Strabag SE	442	20,695
	Telekom Austria AG	37,274	324,444
	UBM Development AG	2,066	49,146
	UNIQA Insurance Group AG	34,289	287,699
	Verbund AG	12,984	1,055,837
	Vienna Insurance Group AG Wiener Versicherung Gruppe	16,134	456,006
	Wienerberger AG	13,247	448,914
	Zumtobel Group AG	11,802	76,650
TOTAL AUSTRIA			10,507,127
BELGIUM — (1.1%)
	Ackermans & van Haaren NV	10,436	1,744,953
	Ageas SA	98,712	4,241,852
	Anheuser-Busch InBev SA	57,765	3,573,204
*	Argenx SE, ADR	126	47,944
*	Argenx SE	2,483	937,660
	Azelis Group NV	23,271	479,169
	Barco NV	12,178	202,306
	Bekaert SA	19,494	950,781
	bpost SA	38,868	158,763
	Cie d'Entreprises CFE	3,294	29,082
	Colruyt Group NV	48,369	2,209,883
	Deceuninck NV	16,709	40,864
	D'ieteren Group	2,419	488,668
	Econocom Group SA	77,365	196,547
	Elia Group SA	11,919	1,435,111
	EVS Broadcast Equipment SA	3,275	107,683

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
BELGIUM — (Continued)
	Fagron	26,872	$483,868
*	Galapagos NV	13,731	515,087
	Gimv NV	10,548	491,903
	Greenyard NV	5,108	30,482
	Immobel SA	2,561	76,826
	Ion Beam Applications	6,811	77,546
	KBC Group NV	103,187	6,731,053
	Lotus Bakeries NV	151	1,286,630
	Melexis NV	5,388	461,662
*	Orange Belgium SA	11,895	168,947
	Proximus SADP	82,479	782,670
	Recticel SA	20,914	258,561
	Roularta Media Group NV	1,354	18,496
	Shurgard Self Storage Ltd.	1,682	78,014
	Solvay SA	10,787	295,008
*	Syensqo SA	10,787	961,628
	Tessenderlo Group SA	5,181	148,331
	UCB SA	20,191	1,899,280
	Umicore SA	159,203	3,621,305
	Van de Velde NV	2,854	101,739
	VGP NV	5,048	592,075
TOTAL BELGIUM			35,925,581
CANADA — (9.3%)
*	5N Plus, Inc.	24,697	67,233
	Acadian Timber Corp.	4,200	50,671
	ADENTRA, Inc.	6,350	149,534
#	Aecon Group, Inc.	18,617	191,370
	Ag Growth International, Inc.	5,100	214,174
	Agnico Eagle Mines Ltd.	120,828	5,939,708
*	Aimia, Inc.	19,431	47,694
	Alamos Gold, Inc., Class A	142,273	1,722,907
	Alimentation Couche-Tard, Inc.	143,939	8,434,315
	AltaGas Ltd.	91,834	1,909,153
	Altus Group Ltd.	9,257	312,044
	Amerigo Resources Ltd.	13,500	12,953
	Andlauer Healthcare Group, Inc.	9,685	282,673
	Andrew Peller Ltd., Class A	11,700	39,161
*	Argonaut Gold, Inc.	108,800	31,156
*	Aritzia, Inc.	41,911	1,019,680
*	Ascot Resources Ltd.	48,000	23,207
	Atco Ltd., Class I	26,256	734,297
*	ATS Corp.	31,401	1,343,205
#	Aura Minerals, Inc.	2,700	17,612
*	AutoCanada, Inc.	2,455	39,223
	B2Gold Corp.	436,883	1,220,097
	Badger Infrastructure Solution	12,335	428,645
#*	Ballard Power Systems, Inc.	57,741	189,377
#	Bank of Montreal	111,273	10,480,298
#	Bank of Nova Scotia	186,347	8,713,175
*	Bausch Health Cos., Inc.	55,248	433,697
#	BCE, Inc.	15,161	611,746
	Bird Construction, Inc.	24,125	274,725
	Black Diamond Group Ltd.	11,400	73,516
#*	BlackBerry Ltd.	48,400	135,036
	BMTC Group, Inc.	1,803	17,132
*	Bombardier, Inc., Class A	800	29,633
#*	Bombardier, Inc., Class B	29,269	1,081,763
	Boralex, Inc., Class A	24,515	591,336

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Boyd Group Services, Inc.	8,092	$1,739,318
	Bridgemarq Real Estate Services	2,100	20,681
	Brookfield Corp., Class A	257,125	10,202,720
	Brookfield Infrastructure Corp., Class A	26,422	926,212
	Brookfield Reinsurance Ltd.	761	30,037
	BRP, Inc.	13,287	838,453
*	CAE, Inc.	53,760	1,076,289
*	Calfrac Well Services Ltd.	11,600	44,348
	Calian Group Ltd.	3,589	151,227
	Cameco Corp.	51,264	2,447,849
	Canaccord Genuity Group, Inc.	29,849	164,070
#*	Canada Goose Holdings, Inc.	8,922	106,975
	Canadian Imperial Bank of Commerce	157,286	7,107,617
#	Canadian Tire Corp. Ltd., Class A	30,103	3,199,612
#	Canadian Utilities Ltd., Class A	43,800	998,201
	Canadian Western Bank	24,279	534,718
*	Canfor Corp.	25,500	308,781
*	Capstone Copper Corp.	66,109	325,517
	Cascades, Inc.	41,397	452,936
	CCL Industries, Inc., Class B	65,988	2,824,166
*	Celestica, Inc.	34,839	1,197,183
	Centerra Gold, Inc.	96,184	507,227
	CES Energy Solutions Corp.	158,878	477,420
*	CGI, Inc.	56,046	6,269,495
	CI Financial Corp.	68,606	836,876
	Cogeco Communications, Inc.	6,425	296,531
	Cogeco, Inc.	2,829	125,537
*	Colabor Group, Inc.	30,300	27,721
#	Colliers International Group, Inc.	18,508	2,173,481
	Computer Modelling Group Ltd.	39,623	303,851
	Constellation Software, Inc.	3,758	10,386,553
	Corby Spirit & Wine Ltd.	4,000	38,797
	Corus Entertainment, Inc., Class B	88,190	62,316
*	Cronos Group, Inc.	19,500	39,000
	Definity Financial Corp.	15,367	447,140
*	Denison Mines Corp.	64,125	128,779
*	dentalcorp Holdings Ltd.	13,424	65,500
*	Descartes Systems Group, Inc.	15,220	1,333,102
	Dollarama, Inc.	45,572	3,344,557
	Doman Building Materials Group Ltd.	38,876	226,990
*	Dorel Industries, Inc., Class B	7,028	34,030
#	DREAM Unlimited Corp., Class A	19,224	339,024
	Dundee Precious Metals, Inc.	47,286	302,825
	Dye & Durham Ltd.	5,468	53,157
	Dynacor Group, Inc.	4,300	12,857
	ECN Capital Corp.	32,404	66,281
	E-L Financial Corp. Ltd.	600	453,678
*	Eldorado Gold Corp.	89,365	1,091,565
	Element Fleet Management Corp.	202,220	3,411,320
	Empire Co. Ltd., Class A	79,878	2,069,954
#	Enbridge, Inc.	154,639	5,489,763
	Endeavour Mining PLC	84,883	1,470,426
#*	Endeavour Silver Corp.	36,704	55,620
	Enerflex Ltd.	11,347	58,488
	Enghouse Systems Ltd.	16,186	450,263
*	Ensign Energy Services, Inc.	36,414	63,107
	EQB, Inc.	14,600	1,002,545
#*	Equinox Gold Corp.	78,892	347,179
*	ERO Copper Corp.	29,089	455,449

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Evertz Technologies Ltd.	10,130	$107,897
	Exchange Income Corp.	4,400	153,752
#	Extendicare, Inc.	18,000	94,790
	Fairfax Financial Holdings Ltd.	6,924	7,217,656
#	Fiera Capital Corp.	33,139	165,393
	Finning International, Inc.	84,789	2,453,896
#	First Majestic Silver Corp.	125,398	579,453
	First National Financial Corp.	9,343	281,864
	First Quantum Minerals Ltd.	45,769	415,324
	FirstService Corp.	15,852	2,656,203
#*	Fission Uranium Corp.	18,500	17,200
*	Foraco International SA	33,964	69,472
#*	Fortuna Silver Mines, Inc.	113,106	343,384
*	Galiano Gold, Inc.	10,852	9,525
*	GDI Integrated Facility Services, Inc.	4,400	121,090
	George Weston Ltd.	31,211	3,976,678
	Gibson Energy, Inc.	120,393	1,921,703
	goeasy Ltd.	4,213	479,820
	GoldMoney, Inc.	2,660	15,551
	Great-West Lifeco, Inc.	105,372	3,517,494
*	Haivision Systems, Inc.	3,000	10,041
#	Hammond Power Solutions, Inc.	2,547	176,146
*	Heroux-Devtek, Inc.	10,559	119,927
	Hudbay Minerals, Inc.	135,634	753,289
Ω	Hydro One Ltd.	73,989	2,195,813
	iA Financial Corp., Inc.	55,765	3,791,083
*	IAMGOLD Corp.	140,740	334,978
#	IGM Financial, Inc.	41,133	1,112,728
*	Imperial Metals Corp.	2,530	4,403
	Information Services Corp.	6,943	126,006
	Innergex Renewable Energy, Inc.	66,465	453,828
	Intact Financial Corp.	35,718	5,585,711
*	Interfor Corp.	29,742	460,139
#*	Ivanhoe Mines Ltd., Class A	24,230	254,294
Ω	Jamieson Wellness, Inc.	10,569	242,833
*	K92 Mining, Inc.	65,166	312,149
*	Karora Resources, Inc.	34,088	106,236
	K-Bro Linen, Inc.	3,622	94,668
#	Keyera Corp.	22,936	554,784
*	Kinaxis, Inc.	5,860	713,600
	Kinross Gold Corp.	267,711	1,475,305
*	Knight Therapeutics, Inc.	14,065	55,551
#	KP Tissue, Inc.	2,300	15,140
	Labrador Iron Ore Royalty Corp.	29,263	718,488
#*	Laramide Resources Ltd.	9,500	6,218
	Laurentian Bank of Canada	21,479	423,845
#*	Lightspeed Commerce, Inc.	91,194	1,681,617
	Linamar Corp.	12,776	605,992
	Loblaw Cos. Ltd.	38,605	3,857,756
#*	Lucara Diamond Corp.	91,530	28,253
	Lundin Gold, Inc.	44,101	520,244
	Lundin Mining Corp.	342,498	2,797,150
	Magellan Aerospace Corp.	4,606	25,866
#	Magna International, Inc.	64,977	3,693,844
*	Major Drilling Group International, Inc.	33,043	203,992
*	Mandalay Resources Corp.	5,600	6,789
#	Manulife Financial Corp.	146,014	3,228,370
	Mattr Corp.	43,530	526,783
*	MDA Ltd.	13,769	114,396

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	MDF Commerce, Inc.	3,500	$9,919
	Mega Uranium Ltd.	53,500	18,703
	Melcor Developments Ltd.	9,427	82,389
	Metro, Inc.	62,868	3,300,851
	Morguard Corp.	1,153	96,128
	MTY Food Group, Inc.	3,736	160,033
	National Bank of Canada	104,516	7,993,886
	Neo Performance Materials, Inc.	12,000	68,816
*	New Gold, Inc.	175,933	211,991
*	NFI Group, Inc.	2,427	21,518
	North American Construction Group Ltd.	8,439	194,013
	North West Co., Inc.	27,805	804,297
	Nutrien Ltd.	42,331	2,111,047
	OceanaGold Corp.	345,504	691,291
	Onex Corp.	26,434	1,951,804
	Open Text Corp.	62,635	2,731,507
*	Orla Mining Ltd.	16,751	56,116
	Osisko Gold Royalties Ltd.	66,844	973,310
*	Osisko Mining, Inc.	64,204	115,567
#	Pan American Silver Corp.	130,707	1,767,906
	Park Lawn Corp.	5,800	86,281
	Parkland Corp.	133,534	4,556,912
	Pason Systems, Inc.	64,124	703,029
	Pembina Pipeline Corp.	59,762	2,057,710
	PHX Energy Services Corp.	31,000	215,359
	Polaris Renewable Energy, Inc.	8,001	80,697
#	Pollard Banknote Ltd.	2,429	62,005
*	Precision Drilling Corp.	7,913	489,808
	Premium Brands Holdings Corp.	14,551	995,609
	Propel Holdings, Inc.	3,100	36,201
	Pulse Seismic, Inc.	6,600	9,474
#	Quarterhill, Inc.	42,151	58,628
	Quebecor, Inc., Class B	74,238	1,805,080
	RB Global, Inc.	29,655	1,897,133
	Restaurant Brands International, Inc.	58,416	4,561,016
	Richelieu Hardware Ltd.	27,450	886,518
	Rogers Communications, Inc., Class B	88,881	4,151,658
	Royal Bank of Canada	182,917	17,853,322
	Russel Metals, Inc.	31,041	1,017,961
	Sandstorm Gold Ltd.	39,468	179,974
#	Savaria Corp.	11,100	133,337
#*	Seabridge Gold, Inc.	16,397	172,332
	Secure Energy Services, Inc.	194,560	1,491,996
*	Shopify, Inc., Class A	93,352	7,474,620
	Sienna Senior Living, Inc.	9,800	87,762
*	SilverCrest Metals, Inc.	21,498	118,669
	SNC-Lavalin Group, Inc.	66,115	2,192,769
*	SNDL, Inc.	4,981	6,624
#	Softchoice Corp.	1,533	18,905
Ω	Spin Master Corp.	23,665	608,677
	Sprott, Inc.	4,770	167,741
	SSR Mining, Inc.	76,398	720,433
	Stantec, Inc.	42,412	3,408,449
	Stella-Jones, Inc.	32,643	1,931,217
	StorageVault Canada, Inc.	15,570	62,190
	Sun Life Financial, Inc.	104,403	5,414,102
	Superior Plus Corp.	102,306	701,596
	Supremex, Inc.	7,100	22,444
	Sylogist Ltd.	2,300	13,173

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Taiga Building Products Ltd.	5,000	$11,008
#*	Taseko Mines Ltd.	61,000	89,409
	TELUS Corp.	9,416	168,647
	TELUS Corp.	13,919	249,299
*	TELUS International CDA, Inc.	900	7,772
	TerraVest Industries, Inc.	7,060	255,209
	TFI International, Inc.	15,711	2,064,782
	Thomson Reuters Corp.	23,461	3,486,761
#	Tidewater Midstream & Infrastructure Ltd.	113,657	78,620
	Timbercreek Financial Corp.	34,530	182,866
	TMX Group Ltd.	44,600	1,103,016
*	Torex Gold Resources, Inc.	32,393	332,736
	Toromont Industries Ltd.	33,520	2,936,007
	Toronto-Dominion Bank	202,291	12,286,610
	Total Energy Services, Inc.	24,909	174,526
	Transcontinental, Inc., Class A	41,998	422,651
	Trican Well Service Ltd.	59,054	192,388
	Tricon Residential, Inc.	58,352	642,445
	Triple Flag Precious Metals Corp.	15,304	195,483
*	Trisura Group Ltd.	8,852	246,970
*	Victoria Gold Corp.	5,785	26,893
*	Viemed Healthcare, Inc.	9,359	75,995
*	Vitalhub Corp.	5,100	16,994
	Wajax Corp.	10,700	253,403
	Wall Financial Corp.	300	5,844
*	Well Health Technologies Corp.	65,017	185,217
*	Wesdome Gold Mines Ltd.	36,502	215,301
	West Fraser Timber Co. Ltd.	37,214	2,959,243
	Western Forest Products, Inc.	192,961	97,596
#	Wheaton Precious Metals Corp.	61,224	2,869,569
#*	WildBrain Ltd.	18,132	17,937
	Winpak Ltd.	12,200	382,756
	WSP Global, Inc.	27,996	4,112,827
#	Yellow Pages Ltd.	4,252	31,721
TOTAL CANADA			314,054,864
CHINA — (0.0%)
	China Gold International Resources Corp. Ltd.	34,632	143,994
*	Fountain SET Holdings Ltd.	74,000	3,508
*††	Hanfeng Evergreen, Inc.	2,300	0
TOTAL CHINA			147,502
DENMARK — (4.4%)
*	ALK-Abello AS	42,355	683,477
	Alm Brand AS	365,365	663,273
*	Ambu AS, Class B	34,723	575,952
*	Bang & Olufsen AS	44,123	61,455
#*	Bavarian Nordic AS	35,084	805,993
	Carlsberg AS, Class B	12,475	1,605,126
	cBrain AS	2,697	97,773
	Chemometec AS	4,818	260,591
	Coloplast AS, Class B	33,853	3,902,293
	Columbus AS	33,734	36,445
	Danske Bank AS	143,115	3,842,846
*	Demant AS	39,254	1,778,162
	DSV AS	30,873	5,523,435
#	FLSmidth & Co. AS	25,906	1,063,582
#	Fluegger Group AS	455	24,578

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
DENMARK — (Continued)
*	Genmab AS	12,202	$3,374,122
*	GN Store Nord AS	63,195	1,490,297
	H Lundbeck AS	139,870	708,434
	H Lundbeck AS, Class A	18,301	80,750
#*	H+H International AS, Class B	4,374	48,532
*	Huscompagniet AS	1,302	8,831
	ISS AS	80,337	1,520,135
	Jyske Bank AS	21,728	1,664,291
	Matas AS	18,155	325,499
*Ω	Netcompany Group AS	24,081	960,553
*	Nilfisk Holding AS	5,922	104,361
*	NKT AS	22,631	1,577,922
*Ω	NNIT AS	3,672	51,017
	North Media AS	2,886	32,247
	Novo Nordisk AS, Sponsored ADR	22,898	2,627,316
	Novo Nordisk AS, Class B	719,894	82,287,041
#	Novozymes AS, Class B	143,451	7,350,527
*	NTG Nordic Transport Group AS, Class A	3,332	149,544
Ω	Orsted AS	23,374	1,317,470
	Pandora AS	52,533	7,675,960
	Parken Sport & Entertainment AS	758	14,906
	Per Aarsleff Holding AS	7,791	358,618
	Ringkjoebing Landbobank AS	16,997	2,739,551
	Royal Unibrew AS	18,827	1,233,272
*	RTX AS	2,621	32,647
	Schouw & Co. AS	3,035	242,679
	Solar AS, Class B	3,891	253,392
	SP Group AS	2,479	68,070
	Spar Nord Bank AS	35,908	610,943
	Sparekassen Sjaelland-Fyn AS	4,499	145,106
	Sydbank AS	24,097	1,069,405
#*	TCM Group AS	3,151	25,539
	Tivoli AS	528	58,683
	Topdanmark AS	22,501	997,881
	Tryg AS	118,419	2,531,101
*	Vestas Wind Systems AS	119,091	3,357,772
*	Zealand Pharma AS	7,714	526,956
TOTAL DENMARK			148,546,351
FINLAND — (1.7%)
	Aktia Bank OYJ	23,868	251,543
	Alma Media OYJ	17,155	184,151
	Anora Group OYJ	9,982	50,146
	Aspo OYJ	10,737	71,542
#	Bittium OYJ	2,881	14,715
	Cargotec OYJ, Class B	20,036	1,139,049
	Citycon OYJ	8,489	44,393
	Digia OYJ	6,198	36,625
	Elisa OYJ	51,334	2,338,852
Ω	Enento Group OYJ	6,228	133,806
	eQ OYJ	600	9,537
	Evli OYJ, Class B	498	10,490
	Fiskars OYJ Abp	6,430	119,956
	F-Secure OYJ	29,373	61,333
	Glaston OYJ Abp	6,908	5,526
	Gofore OYJ	1,109	26,840
	Harvia OYJ	5,142	151,729
	Huhtamaki OYJ	46,715	1,833,466
#	Ilkka OYJ	2,760	9,551

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
FINLAND — (Continued)
#*	Incap OYJ	1,295	$10,263
	Kamux Corp.	12,213	68,511
	Kemira OYJ	51,885	971,146
	Kesko OYJ, Class A	61,177	1,200,044
	Kesko OYJ, Class B	197,726	3,861,510
	Kojamo OYJ	27,323	323,925
	Kone OYJ, Class B	82,844	4,100,886
	Konecranes OYJ	35,033	1,504,545
#	Lassila & Tikanoja OYJ	18,857	210,772
*	Mandatum OYJ	97,317	439,393
	Marimekko OYJ	15,410	230,000
	Metsa Board OYJ, Class A	133	1,324
	Metsa Board OYJ, Class B	68,144	548,846
	Metso OYJ	361,902	3,617,079
	Neste OYJ	127,077	4,380,918
#	NoHo Partners OYJ	1,829	16,689
	Nokia OYJ	519,997	1,879,759
#	Nokia OYJ, Sponsored ADR	68,512	246,643
	Nordea Bank Abp	546,262	6,731,444
	Olvi OYJ, Class A	3,602	123,424
	Oma Saastopankki OYJ	530	13,301
	Oriola OYJ	17,876	23,245
#	Oriola OYJ, Class B	80,101	94,015
	Orion OYJ, Class A	10,006	454,146
	Orion OYJ, Class B	41,644	1,917,194
#	Outokumpu OYJ	167,991	717,106
*	Pihlajalinna OYJ	8,421	65,569
	Ponsse OYJ	5,991	153,333
	Puuilo OYJ	7,927	76,356
*	QT Group OYJ	6,464	455,942
	Raisio OYJ, Class V	66,133	145,641
	Rapala VMC OYJ	2,115	7,124
	Revenio Group OYJ	7,790	213,876
	Sampo OYJ, Class A	97,317	4,073,246
	Sanoma OYJ	43,245	322,091
	Scanfil OYJ	7,835	63,010
	Stora Enso OYJ, Class R	210,077	2,673,181
	Taaleri PLC	2,079	21,164
	Talenom OYJ	4,208	27,307
#*	Tecnotree OYJ	22,408	7,846
Ω	Terveystalo OYJ	65,640	553,332
	TietoEVRY OYJ	73,996	1,717,114
	Tokmanni Group Corp.	23,971	411,029
	UPM-Kymmene OYJ	65,156	2,369,868
	Vaisala OYJ, Class A	11,798	466,388
#	Valmet OYJ	71,617	2,027,026
#*	Verkkokauppa.com OYJ	4,781	12,577
	Wartsila OYJ Abp	140,894	2,078,408
#*	WithSecure OYJ	21,405	25,130
	YIT OYJ	56,931	121,275
TOTAL FINLAND			58,267,211
FRANCE — (9.2%)
	ABC arbitrage	8,971	42,902
	Aeroports de Paris SA	10,643	1,424,138
	Airbus SE	113,134	18,020,645
	AKWEL SADIR	2,084	35,834
Ω	ALD SA	116,588	777,023
#	Alstom SA	93,289	1,176,412

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Altamir	2,530	$67,007
	Alten SA	14,792	2,287,142
Ω	Amundi SA	28,934	1,957,026
	Arkema SA	29,416	3,201,431
	Assystem SA	1,932	108,964
#*	Atos SE	38,461	164,187
	Aubay	2,680	118,999
	AXA SA	230,612	7,740,563
	Axway Software SA	5,522	177,407
*	Bastide le Confort Medical	1,130	25,498
	Beneteau SACA	17,564	210,497
*	Bigben Interactive	4,054	14,025
	BioMerieux	10,170	1,094,579
	BNP Paribas SA	151,420	10,173,026
	Boiron SA	1,876	81,140
	Bouygues SA	79,867	2,925,735
	Bureau Veritas SA	144,805	3,851,651
	Capgemini SE	44,137	9,812,599
	Carrefour SA	244,368	4,171,923
	Catana Group	13,147	81,831
	CBo Territoria	19,983	78,179
*	Cegedim SA	4,449	79,599
*	CGG SA	495,044	237,419
	Cie de Saint-Gobain SA	23,908	1,690,452
	Cie des Alpes	7,941	129,362
	Cie Plastic Omnium SE	14,920	171,005
#*	Claranova SE	24,407	59,301
#	Clariane SE	17,758	44,877
	Coface SA	53,480	722,663
	Credit Agricole SA	191,991	2,750,242
	Danone SA	35,412	2,359,275
	Dassault Aviation SA	4,499	852,148
	Dassault Systemes SE	78,477	4,068,112
	Derichebourg SA	44,483	229,513
	Edenred SE	41,805	2,496,949
	Eiffage SA	41,730	4,366,217
#*Ω	Elior Group SA	49,414	142,786
	Elis SA	51,341	1,128,828
	Equasens	2,017	116,066
	EssilorLuxottica SA	12,599	2,469,064
	Eurofins Scientific SE	39,261	2,364,171
Ω	Euronext NV	25,558	2,248,009
#*	Eutelsat Communications SACA	93,871	342,382
*	Exclusive Networks SA	348	7,100
	Exel Industries SA, Class A	353	22,133
#	Fnac Darty SA	9,150	244,442
*	Forvia SE	43,818	753,612
	Gaztransport Et Technigaz SA	21,271	2,982,142
	Getlink SE	107,416	1,850,894
	GL Events SACA	4,130	89,037
	Groupe Crit SA	1,898	152,571
	Groupe SFPI	8,310	17,270
	Guerbet	1,951	48,061
*	Haulotte Group SA	9,012	24,624
	Hermes International SCA	7,917	16,702,171
*	ID Logistics Group SACA	806	287,124
	Imerys SA	4,897	162,856
	Infotel SA	2,778	156,014
	Interparfums SA	6,281	332,329

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Ipsen SA	21,587	$2,488,962
	IPSOS SA	21,861	1,434,753
	Jacquet Metals SACA	7,542	147,420
*	JCDecaux SE	32,150	667,766
	Kaufman & Broad SA	10,592	313,545
#	Kering SA	13,328	5,474,788
Ω	La Francaise des Jeux SAEM	72,035	2,919,838
#	Lacroix Group SA	641	20,570
	Laurent-Perrier	972	129,739
	Lectra	10,147	357,906
	Legrand SA	44,084	4,272,427
	Linedata Services	233	14,757
	LISI SA	2,079	48,935
	L'Oreal SA	50,782	24,301,930
#*	Lumibird	1,274	16,158
	LVMH Moet Hennessy Louis Vuitton SE	56,840	47,294,207
Ω	Maisons du Monde SA	14,878	71,823
	Manitou BF SA	4,378	98,071
	Metropole Television SA	16,325	231,529
#*	Nacon SA	4,654	8,551
Ω	Neoen SA	35,323	1,021,296
	Nexans SA	11,733	1,067,918
	Nexity SA	29,792	496,581
	Oeneo SA	5,443	69,140
	Orange SA	665,760	7,917,166
	Pernod Ricard SA	16,928	2,775,947
	Publicis Groupe SA	49,553	4,964,890
	Quadient SA	15,198	322,000
*††	Recylex SA	633	0
	Renault SA	68,247	2,570,160
	Rexel SA	142,020	3,782,457
	Robertet SA	161	142,669
	Rubis SCA	51,333	1,298,033
	Safran SA	48,091	8,979,015
	Samse SACA	200	43,180
	Sanofi SA	101,017	10,116,402
	Sartorius Stedim Biotech	4,177	1,125,439
	Schneider Electric SE	48,933	9,612,980
	SCOR SE	113,843	3,396,068
	SEB SA	9,750	1,190,576
	SES SA	165,187	1,013,510
#*Ω	SMCP SA	20,526	60,015
	Societe BIC SA	9,747	674,420
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	419	46,880
	Societe Generale SA	144,733	3,720,365
	Societe pour l'Informatique Industrielle	3,918	295,347
*	SOITEC	3,847	556,003
	Sopra Steria Group	8,190	1,920,998
	SPIE SA	58,002	1,918,565
	Stef SA	917	120,034
	Sword Group	4,445	181,699
	Synergie SE	4,886	169,457
	Technip Energies NV	91,651	1,897,229
	Teleperformance SE	22,577	3,525,941
	Television Francaise 1 SA	25,710	226,209
	Thales SA	25,137	3,676,388
	Thermador Groupe	4,406	409,351
#	Tikehau Capital SCA	9,721	222,444
#	Trigano SA	2,268	357,256

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
*	Ubisoft Entertainment SA	47,319	$1,043,766
	Valeo SE	59,409	775,439
*	Vallourec SACA	71,504	1,022,950
	Vinci SA	72,793	9,195,377
	Virbac SACA	1,494	539,167
	Vivendi SE	257,984	2,907,361
*	Voltalia SA	13,536	115,831
	Vranken-Pommery Monopole SA	1,133	19,509
	Wavestone	5,088	337,060
*Ω	Worldline SA	90,472	1,223,045
TOTAL FRANCE			312,098,391
GERMANY — (6.4%)
	7C Solarparken AG	25,419	93,215
*	About You Holding SE	2,117	9,316
#	Adesso SE	1,263	126,710
	adidas AG	25,749	4,861,102
*	Adtran Networks SE	1,236	26,711
	All for One Group SE	1,306	69,822
	Allgeier SE	3,172	68,871
	Allianz SE	43,800	11,702,307
	AlzChem Group AG	628	16,041
	Amadeus Fire AG	3,640	439,727
*	Aroundtown SA	347,904	776,081
	Atoss Software AG	2,495	683,634
Ω	Aumann AG	766	13,203
	Aurubis AG	16,913	1,216,608
#*Ω	Auto1 Group SE	26,695	111,062
	Bayerische Motoren Werke AG	67,778	7,052,511
#	BayWa AG	7,917	254,310
	Bechtle AG	46,174	2,394,253
	Beiersdorf AG	12,352	1,807,587
	Bertrandt AG	2,343	125,332
	Bijou Brigitte AG	1,981	81,440
	Bilfinger SE	12,322	522,362
*	Borussia Dortmund GmbH & Co. KGaA	40,566	166,654
#	BRANICKS Group AG	22,026	50,622
	Brenntag SE	62,711	5,544,279
	CANCOM SE	10,166	322,705
	Carl Zeiss Meditec AG	8,980	946,597
*	Ceconomy AG	84,400	205,020
	CENIT AG	3,758	57,519
	Cewe Stiftung & Co. KGAA	3,729	406,382
*	Cherry SE	1,260	4,004
	Commerzbank AG	246,060	2,825,659
	CompuGroup Medical SE & Co. KgaA	13,885	595,315
	Continental AG	19,552	1,597,215
*Ω	Covestro AG	88,447	4,670,486
	CropEnergies AG	3,752	46,671
	CTS Eventim AG & Co. KGaA	22,428	1,517,863
	Daimler Truck Holding AG	157,673	5,634,785
*Ω	Delivery Hero SE	34,027	772,048
	Dermapharm Holding SE	4,370	185,881
	Deutsche Beteiligungs AG	6,612	198,814
	Deutsche Boerse AG	34,480	6,866,335
	Deutsche EuroShop AG	609	13,113
#Ω	Deutsche Pfandbriefbank AG	34,408	207,070
	Deutsche Post AG	105,096	5,033,483
	Deutsche Telekom AG, Sponsored ADR	2,413	59,287

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Deutsche Telekom AG	353,124	$8,668,421
	Deutsche Wohnen SE	9,457	229,699
	Deutz AG	27,374	165,438
*	DFV Deutsche Familienversicherung AG	1,942	13,106
	DMG Mori AG	1,009	47,766
*	Dr Hoenle AG	1,006	19,043
	Draegerwerk AG & Co. KGaA	1,079	48,825
	Duerr AG	22,581	516,279
Ω	DWS Group GmbH & Co. KGaA	16,309	666,953
	E.ON SE	298,652	4,040,545
	Eckert & Ziegler Strahlen- und Medizintechnik AG	2,565	127,574
#	Elmos Semiconductor SE	380	26,541
	ElringKlinger AG	8,199	45,196
#*	Encavis AG	76,955	1,071,392
	Energiekontor AG	2,603	212,568
	Evonik Industries AG	42,172	775,802
	Fabasoft AG	1,372	30,592
	Fielmann Group AG	6,642	345,599
*	flatexDEGIRO AG	15,046	164,529
	FORTEC Elektronik AG	383	10,582
*	Fraport AG Frankfurt Airport Services Worldwide	7,797	457,621
	Freenet AG	61,212	1,691,452
	Fresenius Medical Care AG	43,333	1,674,803
	Fresenius SE & Co. KGaA	54,116	1,519,189
	FUCHS SE	19,844	703,639
	GEA Group AG	80,877	3,239,046
	Gerresheimer AG	629	64,126
	Gesco SE	3,348	60,511
	GFT Technologies SE	9,787	346,074
*	Grand City Properties SA	26,721	259,374
	Grenke AG	8,894	215,389
	H&R GmbH & Co. KGaA	8,388	44,369
	Hamburger Hafen und Logistik AG	7,861	140,371
	Hannover Rueck SE	19,857	4,760,058
	Hawesko Holding SE	1,210	39,998
*	Heidelberger Druckmaschinen AG	91,729	108,293
	Hella GmbH & Co. KGaA	2,367	209,594
*	HelloFresh SE	95,152	1,258,362
	Henkel AG & Co. KGaA	21,562	1,474,639
	Hensoldt AG	23,294	699,307
	HOCHTIEF AG	8,846	949,042
	Hornbach Holding AG & Co. KGaA	4,368	313,618
	Hugo Boss AG	28,549	1,783,017
	Indus Holding AG	10,640	256,486
	Infineon Technologies AG	119,228	4,346,686
Ω	Instone Real Estate Group SE	22,434	193,588
	IVU Traffic Technologies AG	3,842	54,164
	Jenoptik AG	16,353	510,691
Ω	JOST Werke SE	6,051	292,208
*	Katek SE	50	802
	KION Group AG	33,411	1,524,374
	Knaus Tabbert AG	1,272	56,442
	Knorr-Bremse AG	32,562	2,011,228
*	Koenig & Bauer AG	6,934	83,316
	Kontron AG	12,351	286,425
	Krones AG	6,500	805,512
	KWS Saat SE & Co. KGaA	1,786	100,311
	Lanxess AG	34,586	923,319
	Leifheit AG	3,048	50,821

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
#*	LPKF Laser & Electronics SE	3,567	$34,845
#*	Manz AG	596	6,688
*	Medios AG	4,835	78,741
	Mercedes-Benz Group AG	185,781	12,542,591
	Merck KGaA	314	51,520
*	METRO AG	61,252	412,836
	MLP SE	30,396	176,250
	MTU Aero Engines AG	12,303	2,828,831
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	23,546	10,023,978
	Mutares SE & Co. KGaA	2,544	103,333
#*	Nagarro SE	3,729	364,464
	Nemetschek SE	27,022	2,493,418
	New Work SE	1,058	70,367
	Nexus AG	3,365	209,696
#*	Nordex SE	30,352	309,690
	Norma Group SE	8,633	140,391
	OHB SE	2,457	115,488
	Patrizia SE	26,565	226,652
	Pfeiffer Vacuum Technology AG	1,776	298,000
	PNE AG	7,350	105,930
#	ProSiebenSat.1 Media SE	83,505	587,434
	PSI Software SE	3,733	92,253
	Puma SE	63,883	2,570,894
*	PVA TePla AG	4,197	94,981
	Rational AG	3,199	2,457,425
*Ω	Redcare Pharmacy NV	497	69,180
	Rheinmetall AG	9,855	3,450,933
#	RTL Group SA	15,876	610,121
	SAF-Holland SE	6,396	103,275
	Salzgitter AG	1,938	54,054
	SAP SE, Sponsored ADR	1,458	252,380
	SAP SE	79,831	13,830,447
Ω	Scout24 SE	3,676	270,665
	Secunet Security Networks AG	707	126,639
	Siemens AG	111,880	20,029,188
*	Siemens Energy AG	132,970	1,975,531
Ω	Siemens Healthineers AG	29,826	1,659,853
	Sixt SE	7,353	716,594
*	SMA Solar Technology AG	5,600	287,224
	Stabilus SE	9,571	670,672
	Stemmer Imaging AG	511	17,596
#	STRATEC SE	2,751	125,643
	Stroeer SE & Co. KGaA	12,716	746,583
	SUESS MicroTec SE	7,059	239,812
	Surteco Group SE	706	12,056
	Symrise AG	24,287	2,505,780
	Synlab AG	1,211	13,018
*	TAG Immobilien AG	54,788	766,858
	Takkt AG	13,480	196,895
*	Talanx AG	24,777	1,738,379
*Ω	TeamViewer SE	79,652	1,141,942
	Technotrans SE	943	19,103
	thyssenkrupp AG	70,329	434,048
	United Internet AG	50,033	1,311,486
	USU Software AG	451	8,533
	Verbio Vereinigte Bioenergie AG	11,255	246,200
	Volkswagen AG	5,973	843,275
	Vonovia SE	26,479	824,883
	Vossloh AG	3,228	143,188

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Wacker Chemie AG	5,220	$565,956
	Wacker Neuson SE	12,716	235,628
	Washtec AG	4,609	159,011
*	Westwing Group SE	3,418	30,806
	Wuestenrot & Wuerttembergische AG	16,541	239,470
*Ω	Zalando SE	21,584	430,960
	Zeal Network SE	1,900	62,694
TOTAL GERMANY			214,677,982
HONG KONG — (1.0%)
	Aeon Credit Service Asia Co. Ltd.	18,000	12,384
	AIA Group Ltd.	1,521,200	11,929,883
#*	Aidigong Maternal & Child Health Ltd.	728,000	6,972
	Analogue Holdings Ltd.	192,000	24,357
	APAC Resources Ltd.	88,628	10,440
#	Apollo Future Mobility Group Ltd.	86,400	5,643
*	Asia Standard International Group Ltd.	80,000	4,044
	ASMPT Ltd.	69,700	672,631
	Best Mart 360 Holdings Ltd.	48,000	11,115
	BOC Hong Kong Holdings Ltd.	512,000	1,227,158
*	BOCOM International Holdings Co. Ltd.	343,000	13,513
	Bright Smart Securities & Commodities Group Ltd.	108,000	19,070
	Chen Hsong Holdings	46,000	7,782
*	China Star Entertainment Ltd.	130,000	13,100
*	Chinese Estates Holdings Ltd.	140,000	17,588
	Chow Sang Sang Holdings International Ltd.	186,000	202,703
	Chow Tai Fook Jewellery Group Ltd.	554,000	750,497
*	Chuang's China Investments Ltd.	190,000	3,320
*	Chuang's Consortium International Ltd.	92,000	4,788
	CITIC Telecom International Holdings Ltd.	444,000	158,318
	CK Asset Holdings Ltd.	255,323	1,152,104
#*	C-Mer Eye Care Holdings Ltd.	148,000	50,021
#††	Convoy, Inc.	528,000	2,114
*	CSC Holdings Ltd.	12,550,000	46,487
	CSI Properties Ltd.	690,000	7,682
#*††	CW Group Holdings Ltd.	85,500	0
	Dah Sing Banking Group Ltd.	108,000	64,925
	Dah Sing Financial Holdings Ltd.	43,600	87,808
	Dickson Concepts International Ltd.	63,000	35,606
*	Digital Domain Holdings Ltd.	105,000	5,827
	Dynamic Holdings Ltd.	24,000	23,264
#	EC Healthcare	238,000	35,069
	Emperor International Holdings Ltd.	402,000	18,272
	Emperor Watch & Jewellery Ltd.	490,000	11,182
	Energy International Investments Holdings Ltd.	192,000	22,438
*	ENM Holdings Ltd.	376,000	12,793
*	Esprit Holdings Ltd.	1,098,100	40,164
	EuroEyes International Eye Clinic Ltd.	26,000	16,490
	Far East Consortium International Ltd.	489,043	78,914
*Ω	FIT Hon Teng Ltd.	345,000	41,237
	FSE Lifestyle Services Ltd.	50,000	35,117
	Giordano International Ltd.	560,000	146,880
	Glorious Sun Enterprises Ltd.	129,000	13,669
#*	Gold Fin Holdings	44,000	0
	Great Eagle Holdings Ltd.	113,693	167,371
*	Greentech Technology International Ltd.	432,000	16,065
	G-Resources Group Ltd.	130,050	33,170
	Guoco Group Ltd.	10,000	90,935
	Guotai Junan International Holdings Ltd.	265,000	16,652

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Hang Lung Properties Ltd.	290,000	$336,678
	Hang Seng Bank Ltd.	73,900	769,311
	Hanison Construction Holdings Ltd.	137,806	11,908
	Hao Tian International Construction Investment Group Ltd.	80,000	9,314
	HKBN Ltd.	277,000	115,111
	HKR International Ltd.	342,800	54,532
	Hon Kwok Land Investment Co. Ltd.	26,000	4,437
	Hong Kong Ferry Holdings Co. Ltd.	92,000	52,512
*	Hong Kong Technology Venture Co. Ltd.	163,000	39,794
*	Hongkong Chinese Ltd.	58,000	2,113
Ω	Honma Golf Ltd.	11,500	4,872
	Hysan Development Co. Ltd.	122,000	210,571
*	IGG, Inc.	312,000	111,052
*	Imagi International Holdings Ltd.	56,000	5,896
Ω	Impro Precision Industries Ltd.	96,000	30,690
	International Housewares Retail Co. Ltd.	169,000	30,670
*	ITC Properties Group Ltd.	49,758	3,290
	K Wah International Holdings Ltd.	572,000	138,992
	Karrie International Holdings Ltd.	132,000	7,725
	Kerry Logistics Network Ltd.	112,500	124,994
	Kerry Properties Ltd.	250,500	397,790
	Kowloon Development Co. Ltd.	181,000	110,644
	KRP Development Holdings Ltd.	33,000	3,445
*	Lai Sun Development Co. Ltd.	55,350	4,605
	Liu Chong Hing Investment Ltd.	96,000	61,713
	L'Occitane International SA	297,250	949,087
	Luk Fook Holdings International Ltd.	167,000	413,730
	Lung Kee Bermuda Holdings	44,000	7,116
	Man Wah Holdings Ltd.	405,600	252,832
#*	MECOM Power & Construction Ltd.	864,750	32,087
*	Midland Holdings Ltd.	251,026	15,928
	Modern Dental Group Ltd.	116,000	52,816
	MTR Corp. Ltd.	79,500	258,638
*	NagaCorp Ltd.	377,140	127,006
*	NEW Concepts Holdings Ltd.	256,000	10,978
	New Focus Auto Tech Holdings Ltd.	1,520,000	36,548
#	New World Development Co. Ltd.	313,000	383,629
††	NewOcean Energy Holdings Ltd.	550,000	492
	NWS Holdings Ltd.	455,242	395,569
	Oriental Watch Holdings	162,476	76,935
*	Pacific Century Premium Developments Ltd.	162,000	4,361
	PC Partner Group Ltd.	72,000	23,778
	Pentamaster International Ltd.	126,000	14,004
#	Perfect Medical Health Management Ltd.	183,000	70,355
	Pico Far East Holdings Ltd.	406,000	78,494
	Playmates Holdings Ltd.	90,000	6,558
	Playmates Toys Ltd.	96,000	8,103
	Plover Bay Technologies Ltd.	80,000	20,479
	Power Assets Holdings Ltd.	201,500	1,179,820
	PRADA SpA	150,300	932,053
*	PT International Development Co. Ltd.	585,000	4,468
*	Sa Sa International Holdings Ltd.	230,000	24,115
*Ω	Samsonite International SA	578,700	1,615,573
#*	Shandong Hi-Speed Holdings Group Ltd.	41,000	29,181
*	Shun Tak Holdings Ltd.	94,000	9,385
	Singamas Container Holdings Ltd.	410,000	28,237
	Sino Land Co. Ltd.	655,822	685,048
	Soundwill Holdings Ltd.	11,500	9,846
	Sun Hung Kai Properties Ltd.	157,707	1,471,940

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
*	Suncorp Technologies Ltd.	290,000	$5,927
	Swire Pacific Ltd., Class A	62,000	479,696
	Swire Pacific Ltd., Class B	77,500	91,329
	Swire Properties Ltd.	83,600	156,229
	TAI Cheung Holdings Ltd.	170,000	75,403
	Tai Hing Group Holdings Ltd.	112,000	11,627
	Techtronic Industries Co. Ltd.	304,000	3,228,816
*	Television Broadcasts Ltd.	118,200	44,942
#*	Theme International Holdings Ltd.	2,880,000	152,936
	Town Health International Medical Group Ltd.	952,000	35,171
	Tradelink Electronic Commerce Ltd.	224,000	25,647
	Tycoon Group Holdings Ltd.	16,000	12,078
	United Laboratories International Holdings Ltd.	252,000	217,841
	Value Partners Group Ltd.	387,000	89,112
	Vesync Co. Ltd.	24,000	12,308
	VSTECS Holdings Ltd.	308,400	166,179
	VTech Holdings Ltd.	48,500	280,911
*	Wai Kee Holdings Ltd.	120,000	14,215
	Wang On Group Ltd.	2,940,000	12,891
	Wharf Real Estate Investment Co. Ltd.	206,000	603,546
	Wing Tai Properties Ltd.	18,000	5,873
*	Xingye Alloy Materials Group Ltd.	73,000	9,820
	YTO International Express & Supply Chain Technology Ltd.	82,000	12,211
*	Yunfeng Financial Group Ltd.	28,000	2,950
*	Zhaobangji Lifestyle Holdings Ltd.	376,000	8,691
TOTAL HONG KONG			34,995,759
IRELAND — (0.6%)
	AIB Group PLC	414,063	1,818,740
	Bank of Ireland Group PLC	414,757	3,814,097
	Cairn Homes PLC	358,413	549,922
	FBD Holdings PLC	11,875	150,792
*	Flutter Entertainment PLC	24,429	5,014,201
	Glanbia PLC	53,937	965,959
*Ω	Glenveagh Properties PLC	277,630	367,152
	Kerry Group PLC, Class A	15,491	1,380,775
	Kingspan Group PLC	31,753	2,578,871
	Smurfit Kappa Group PLC	126,941	4,730,429
TOTAL IRELAND			21,370,938
ISRAEL — (0.6%)
#*	Afcon Holdings Ltd.	885	23,745
*	AFI Properties Ltd.	6,869	301,198
	Africa Israel Residences Ltd.	1,238	65,759
*	Airport City Ltd.	15,757	262,921
*	Allot Ltd.	5,136	9,056
	Alony Hetz Properties & Investments Ltd.	35,898	271,698
	Arad Ltd.	4,385	70,997
*	Ashdod Refinery Ltd.	6,184	143,203
	Ashtrom Group Ltd.	9,421	141,702
	Atreyu Capital Markets Ltd.	794	11,503
	AudioCodes Ltd.	5,076	56,800
	Automatic Bank Services Ltd.	3,721	15,585
*	Avgol Industries 1953 Ltd.	36,631	15,246
*	Azorim-Investment Development & Construction Co. Ltd.	25,722	107,884
	Azrieli Group Ltd.	4,468	301,066
	Bank Leumi Le-Israel BM	179,530	1,363,560
	Bet Shemesh Engines Holdings 1997 Ltd.	2,007	68,805

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Bezeq The Israeli Telecommunication Corp. Ltd.	377,908	$499,883
*	Big Shopping Centers Ltd.	954	97,006
	Blue Square Real Estate Ltd.	1,444	92,690
	Carasso Motors Ltd.	14,778	65,016
*	Clal Insurance Enterprises Holdings Ltd.	26,674	415,035
*	Compugen Ltd.	10,549	26,665
	Danel Adir Yeoshua Ltd.	2,260	195,631
	Danya Cebus Ltd.	580	14,224
	Delta Galil Ltd.	4,359	201,204
#	Delta Israel Brands Ltd.	1,130	13,551
	Direct Finance of Direct Group 2006 Ltd.	128	17,134
	Dor Alon Energy in Israel 1988 Ltd.	1,328	25,377
*	Duniec Brothers Ltd.	246	12,600
	E&M Computing Ltd.	5,670	13,415
	Elbit Systems Ltd.	1,879	388,577
#	Electra Consumer Products 1970 Ltd.	2,932	62,522
	Electra Ltd.	663	252,693
*	Ellomay Capital Ltd.	1,542	24,322
	Energix-Renewable Energies Ltd.	97,434	355,456
*	Enlight Renewable Energy Ltd.	27,127	489,643
	FMS Enterprises Migun Ltd.	2,021	71,925
	Formula Systems 1985 Ltd.	3,228	216,232
	Formula Systems 1985 Ltd., Sponsored ADR	1,529	104,293
	Fox Wizel Ltd.	3,912	277,206
	Gav-Yam Lands Corp. Ltd.	23,617	191,994
*	Gilat Satellite Networks Ltd.	7,921	49,946
*	Hagag Group Real Estate Development	10,016	38,080
	Hamat Group Ltd.	6,948	22,767
	Harel Insurance Investments & Financial Services Ltd.	57,285	475,176
	Hilan Ltd.	5,191	288,541
	Hiper Global Ltd.	5,670	23,163
	ICL Group Ltd.	157,726	717,384
	IDI Insurance Co. Ltd.	3,770	112,598
*	IES Holdings Ltd.	1,083	67,833
	Ilex Medical Ltd.	2,010	33,908
	Inrom Construction Industries Ltd.	35,497	108,582
	Isracard Ltd.	70,682	253,689
	Israel Canada T.R Ltd.	19,869	67,015
	Israel Discount Bank Ltd., Class A	378,711	1,837,085
	Israel Land Development Co. Ltd.	4,742	42,239
	Israel Shipyards Industries Ltd.	450	8,860
	Isras Investment Co. Ltd.	699	147,497
#*	Kamada Ltd.	6,587	37,586
*	Klil Industries Ltd.	267	13,989
#	Kvutzat Acro Ltd.	1,369	15,752
	M Yochananof & Sons Ltd.	2,246	100,680
	Magic Software Enterprises Ltd.	11,045	110,387
	Malam - Team Ltd.	2,870	37,780
	Matrix IT Ltd.	13,031	245,332
	Maytronics Ltd.	9,928	108,926
	Mega Or Holdings Ltd.	5,911	135,081
	Melisron Ltd.	3,104	227,627
#	MENIF - Financial Services Ltd.	4,631	13,787
	Menora Mivtachim Holdings Ltd.	10,987	276,005
	Meshulam Levinstein Contracting & Engineering Ltd.	498	40,225
	Migdal Insurance & Financial Holdings Ltd.	177,504	196,574
	Mivne Real Estate KD Ltd.	124,198	336,063
*	Mivtach Shamir Holdings Ltd.	1,600	46,761
	Mizrahi Tefahot Bank Ltd.	25,737	957,862

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Next Vision Stabilized Systems Ltd.	3,369	$36,026
*	Nice Ltd.	528	109,550
#*	Nice Ltd., Sponsored ADR	4,410	917,721
*	Nova Ltd.	3,694	526,050
	Novolog Ltd.	129,670	51,128
	Oil Refineries Ltd.	713,503	246,100
	One Software Technologies Ltd.	15,225	191,409
*	OY Nofar Energy Ltd.	585	14,863
	Palram Industries 1990 Ltd.	1,658	17,525
*	Partner Communications Co. Ltd.	64,396	297,751
	Paz Oil Co. Ltd.	6,184	508,361
*	Perion Network Ltd.	11,017	326,852
	Phoenix Holdings Ltd.	73,547	748,014
	Plasson Industries Ltd.	1,135	43,325
	Pluri, Inc.	5,947	4,203
	Polyram Plastic Industries Ltd.	4,587	12,887
	Prashkovsky Investments & Construction Ltd.	2,338	52,399
*	Priortech Ltd.	1,051	40,815
	Qualitau Ltd.	725	15,887
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	3,808	213,017
#	Rapac Communication & Infrastructure Ltd.	1,869	14,027
	Retailors Ltd.	4,273	84,859
	Sano-Brunos Enterprises Ltd.	978	74,743
*	Scope Metals Group Ltd.	3,137	97,276
	Shapir Engineering & Industry Ltd.	13,382	75,438
*	Shikun & Binui Ltd.	48,528	126,629
*	Shufersal Ltd.	54,774	293,888
	Summit Real Estate Holdings Ltd.	10,702	141,633
	Suny Cellular Communication Ltd.	47,494	12,799
	Tadiran Group Ltd.	1,256	83,400
	Telsys Ltd.	479	31,296
*	Teva Pharmaceutical Industries Ltd., Sponsored ADR	55,380	670,098
	Victory Supermarket Chain Ltd.	3,518	38,220
	YD More Investments Ltd.	9,397	22,377
	YH Dimri Construction & Development Ltd.	3,362	247,784
TOTAL ISRAEL			20,938,152
ITALY — (2.2%)
	A2A SpA	288,723	572,441
	Abitare In SpA	2,232	11,824
	ACEA SpA	27,501	433,982
	Amplifon SpA	56,962	1,859,155
Ω	Anima Holding SpA	84,784	382,668
	Arnoldo Mondadori Editore SpA	81,401	208,629
	Ascopiave SpA	41,478	100,519
	Assicurazioni Generali SpA	166,211	3,707,655
*	Avio SpA	4,827	42,838
	Azimut Holding SpA	68,448	1,908,242
	Banca Generali SpA	29,500	1,124,625
	Banca IFIS SpA	9,820	169,972
	Banca Mediolanum SpA	81,488	833,926
	BasicNet SpA	14,461	69,854
Ω	BFF Bank SpA	81,798	883,962
	Biesse SpA	2,682	35,225
	BPER Banca	452,881	1,633,479
	Brunello Cucinelli SpA	13,427	1,331,111
	Cairo Communication SpA	29,772	57,893
#Ω	Carel Industries SpA	20,559	497,856
	Cembre SpA	670	28,979

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
*	CIR SpA-Compagnie Industriali	136,243	$62,478
	Credito Emiliano SpA	22,111	200,998
	Datalogic SpA	6,610	43,175
	Davide Campari-Milano NV	81,526	825,959
	De' Longhi SpA	6,671	216,068
	DiaSorin SpA	4,286	394,136
#	Digital Bros SpA	2,171	24,246
	Digital Value SpA	183	12,826
	Emak SpA	29,507	33,457
Ω	Enav SpA	38,380	142,041
	Enel SpA	630,087	4,299,320
	Esprinet SpA	14,964	85,676
*	Eurotech SpA	3,709	8,829
#	Ferrari NV	19,385	6,729,378
*	Fiera Milano SpA	4,147	12,715
	Fila SpA	4,512	42,713
#*	Fincantieri SpA	63,031	33,362
	FinecoBank Banca Fineco SpA	228,936	3,300,882
*	Garofalo Health Care SpA	4,444	23,257
	Gefran SpA	856	7,918
#*	Geox SpA	18,566	15,207
	GPI SpA	959	9,679
	Gruppo MutuiOnline SpA	7,943	274,200
	Hera SpA	313,560	1,104,555
	IMMSI SpA	75,654	49,655
	Intercos SpA	682	10,662
	Interpump Group SpA	14,379	710,775
	Intesa Sanpaolo SpA	1,577,163	4,859,701
	Iren SpA	80,792	169,564
	Italgas SpA	274,328	1,564,053
	Italian Sea Group SPA	2,613	27,043
	Italmobiliare SpA	3,302	98,358
*	Iveco Group NV	76,049	811,546
#	IVS Group SA	5,927	35,949
	Leonardo SpA	144,403	2,520,419
	LU-VE SpA	2,541	64,096
	Maire Tecnimont SpA	67,483	350,710
	Mediobanca Banca di Credito Finanziario SpA	206,799	2,738,846
	MFE-MediaForEurope NV, Class A	98,634	251,396
	Moncler SpA	57,345	3,527,676
*Ω	Nexi SpA	193,488	1,484,142
	Openjobmetis SpA agenzia per il lavoro	1,095	19,035
Ω	OVS SpA	120,049	285,957
	Pharmanutra SpA	2,017	134,952
	Piaggio & C SpA	84,642	281,372
Ω	Piovan SpA	3,441	37,116
	Prysmian SpA	39,852	1,753,880
	Recordati Industria Chimica e Farmaceutica SpA	21,429	1,182,758
	Reply SpA	6,752	925,769
	Rizzoli Corriere Della Sera Mediagroup SpA	61,164	49,854
	SAES Getters SpA	389	14,424
*	Safilo Group SpA	45,604	54,555
	Salcef Group SpA	1,248	31,730
	Salvatore Ferragamo SpA	13,539	172,685
	Sanlorenzo SpA	4,592	219,056
	Saras SpA	78,580	133,046
	Sesa SpA	4,434	601,640
	Snam SpA	183,751	897,430
	SOL SpA	11,535	331,983

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	Spaxs SpA	23,291	$128,469
	Stellantis NV	305,643	6,711,920
	Tamburi Investment Partners SpA	25,548	249,466
Ω	Technogym SpA	47,176	467,172
*	Technoprobe SpA	10,851	107,862
#*	Telecom Italia SpA	2,555,340	769,436
*	Telecom Italia SpA	882,673	277,868
	Tenaris SA, ADR	29,508	938,649
	Tenaris SA	200	3,159
	Terna - Rete Elettrica Nazionale	135,631	1,143,647
	Tinexta Spa	4,577	96,791
*	Tod's SpA	3,357	123,067
	TXT e-solutions SpA	652	14,931
#Ω	Unieuro SpA	9,248	96,666
	Unipol Gruppo SpA	168,219	1,044,572
	UnipolSai Assicurazioni SpA	160,989	426,010
	Webuild SpA	24,457	51,442
TOTAL ITALY			72,850,870
JAPAN — (20.6%)
	&Do Holdings Co. Ltd.	2,700	20,977
	A&D HOLON Holdings Co. Ltd.	8,800	121,156
	ABC-Mart, Inc.	24,900	431,530
*	Access Co. Ltd.	4,500	24,809
	Achilles Corp.	7,700	82,188
	AD Works Group Co. Ltd.	7,600	12,110
	Adastria Co. Ltd.	11,900	277,402
	ADEKA Corp.	49,700	972,465
	Ad-sol Nissin Corp.	3,900	41,797
#	Adtec Plasma Technology Co. Ltd.	2,400	24,428
	Advan Group Co. Ltd.	6,400	47,260
	Advanced Media, Inc.	6,100	79,583
	Advantest Corp.	148,800	5,921,916
	Aeon Co. Ltd.	107,799	2,576,092
	Aeon Delight Co. Ltd.	12,200	312,503
#	Aeon Fantasy Co. Ltd.	2,500	42,909
	AEON Financial Service Co. Ltd.	31,600	287,801
	Aeon Hokkaido Corp.	17,000	110,122
	Aeon Kyushu Co. Ltd.	1,900	39,931
	Aeon Mall Co. Ltd.	16,700	206,713
	Agro-Kanesho Co. Ltd.	4,400	40,939
	Ai Holdings Corp.	7,600	127,581
	Aica Kogyo Co. Ltd.	14,400	333,662
	Aichi Corp.	13,000	97,797
	Aichi Financial Group, Inc.	2,898	51,160
	Aichi Steel Corp.	4,500	103,492
	Aichi Tokei Denki Co. Ltd.	3,600	69,967
	Aida Engineering Ltd.	22,000	125,086
	Aiful Corp.	69,800	174,999
	Ain Holdings, Inc.	11,300	368,758
	Aiphone Co. Ltd.	3,600	71,964
	Air Water, Inc.	57,300	756,888
	Airtech Japan Ltd.	2,700	22,521
#	Airtrip Corp.	5,500	67,696
	Aisan Industry Co. Ltd.	14,500	135,305
	AIT Corp.	8,400	107,679
	Ajis Co. Ltd.	2,400	43,016
	Akatsuki, Inc.	3,700	66,319
*	Akebono Brake Industry Co. Ltd.	30,700	23,636

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Albis Co. Ltd.	3,200	$58,396
	Alfresa Holdings Corp.	96,100	1,575,938
	Alinco, Inc.	5,700	41,519
#	Alleanza Holdings Co. Ltd.	5,900	44,128
#	Alpen Co. Ltd.	6,900	95,015
	Alpha Systems, Inc.	1,500	31,589
	Alps Alpine Co. Ltd.	53,616	397,913
	Alps Logistics Co. Ltd.	4,700	56,849
	Altech Corp.	13,900	270,675
	Amada Co. Ltd.	114,800	1,238,880
	Amano Corp.	12,900	297,276
	Amiyaki Tei Co. Ltd.	1,600	48,242
	Amvis Holdings, Inc.	7,600	140,015
	Anabuki Kosan, Inc.	2,300	33,630
	Anest Iwata Corp.	17,000	149,905
	Anicom Holdings, Inc.	18,800	74,657
	Anritsu Corp.	26,500	209,844
	Aoyama Trading Co. Ltd.	8,900	107,212
	Aoyama Zaisan Networks Co. Ltd.	15,000	105,173
#	Aozora Bank Ltd.	24,500	538,580
	Arakawa Chemical Industries Ltd.	9,100	67,432
	Arata Corp.	12,400	275,233
	ARCLANDS Corp.	6,919	79,233
	Arcs Co. Ltd.	17,923	356,619
	ARE Holdings, Inc.	51,000	710,155
	Arealink Co. Ltd.	5,400	93,768
	Argo Graphics, Inc.	6,100	178,994
	Artience Co. Ltd.	26,000	486,503
	Artnature, Inc.	6,400	34,279
	As One Corp.	14,300	539,849
	Asahi Broadcasting Group Holdings Corp.	4,000	18,233
	Asahi Co. Ltd.	6,200	54,864
	Asahi Diamond Industrial Co. Ltd.	14,700	86,852
	Asahi Group Holdings Ltd.	34,300	1,274,860
	Asahi Intelligence Service Co. Ltd.	700	6,580
	Asahi Kasei Corp.	361,100	2,738,417
	Asahi Kogyosha Co. Ltd.	5,600	117,113
	Asahi Net, Inc.	7,400	31,258
	Asahi Yukizai Corp.	9,500	264,284
	Asanuma Corp.	5,000	149,634
	Asia Pile Holdings Corp.	700	3,757
	Asics Corp.	37,400	1,136,441
	ASKA Pharmaceutical Holdings Co. Ltd.	7,300	97,965
	ASKUL Corp.	21,200	286,553
	Astellas Pharma, Inc.	201,500	2,345,958
	Astena Holdings Co. Ltd.	18,000	58,408
	Asti Corp.	500	10,629
	Ateam, Inc.	1,600	6,146
	Aucnet, Inc.	6,400	91,760
	Autobacs Seven Co. Ltd.	43,100	468,544
	Avant Group Corp.	8,900	86,900
	Avantia Co. Ltd.	5,600	34,524
	Awa Bank Ltd.	8,100	135,861
	Axial Retailing, Inc.	5,100	141,084
	Azbil Corp.	17,200	555,813
	AZ-COM MARUWA Holdings, Inc.	11,400	117,394
	AZOOM Co. Ltd.	300	13,507
	Bandai Namco Holdings, Inc.	106,000	2,295,169
	Bando Chemical Industries Ltd.	8,500	100,896

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Bank of Nagoya Ltd.	1,335	$50,197
	Bank of the Ryukyus Ltd.	9,900	78,922
#	Baroque Japan Ltd.	600	3,339
	Base Co. Ltd.	3,100	68,573
	BayCurrent Consulting, Inc.	47,400	1,102,003
	Beaglee, Inc.	1,200	10,436
	Beauty Garage, Inc.	3,800	56,704
	Beenos, Inc.	3,700	37,512
	Belc Co. Ltd.	4,700	200,808
	Bell System24 Holdings, Inc.	19,100	232,826
	Belluna Co. Ltd.	21,500	92,517
	Benefit One, Inc.	37,600	536,545
	Benesse Holdings, Inc.	40,200	710,914
#*	Bengo4.com, Inc.	3,100	83,695
	Bic Camera, Inc.	24,200	225,580
	BIPROGY, Inc.	42,800	1,253,117
	BML, Inc.	7,508	145,104
#	Bookoff Group Holdings Ltd.	2,900	25,466
	Br Holdings Corp.	8,900	22,582
	BrainPad, Inc.	7,200	56,629
	Brother Industries Ltd.	41,300	691,881
	Bunka Shutter Co. Ltd.	27,200	270,945
#	Bushiroad, Inc.	2,000	6,386
	Business Brain Showa-Ota, Inc.	5,400	81,935
	Business Engineering Corp.	2,400	72,801
#	BuySell Technologies Co. Ltd.	500	10,585
	C Uyemura & Co. Ltd.	7,100	538,782
	CAC Holdings Corp.	5,100	62,038
#	Canon Electronics, Inc.	2,500	35,545
	Canon Marketing Japan, Inc.	17,700	538,525
	Canon, Inc., Sponsored ADR	14,250	392,445
#	Canon, Inc.	41,700	1,148,715
	Capcom Co. Ltd.	38,600	1,472,156
	Career Design Center Co. Ltd.	1,900	27,063
#	Careerlink Co. Ltd.	4,900	86,827
#	Carenet, Inc.	13,100	71,697
	Carlit Holdings Co. Ltd.	10,600	69,524
	Carta Holdings, Inc.	1,500	15,238
	Casio Computer Co. Ltd.	14,200	122,437
	Cawachi Ltd.	6,000	109,957
	CDS Co. Ltd.	300	3,486
	CE Holdings Co. Ltd.	1,900	7,918
#	CellSource Co. Ltd.	2,000	16,831
#	Celsys, Inc.	16,700	76,654
	Central Automotive Products Ltd.	4,800	158,429
	Central Japan Railway Co.	44,275	1,106,549
	Central Security Patrols Co. Ltd.	3,900	66,939
	Central Sports Co. Ltd.	1,100	18,700
#	Ceres, Inc.	1,400	10,968
#	Change Holdings, Inc.	28,900	265,770
	Charm Care Corp. KK	7,900	63,751
	Chikaranomoto Holdings Co. Ltd.	1,800	17,567
	Chilled & Frozen Logistics Holdings Co. Ltd.	3,700	42,231
	Chino Corp.	3,100	50,406
	Chiyoda Co. Ltd.	8,300	50,474
*	Chiyoda Corp.	54,200	124,306
	Chiyoda Integre Co. Ltd.	2,700	50,520
	Chofu Seisakusho Co. Ltd.	5,400	77,248
	Chudenko Corp.	14,100	265,861

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Chuetsu Pulp & Paper Co. Ltd.	3,700	$49,988
	Chugai Pharmaceutical Co. Ltd.	108,800	3,913,560
	Chugai Ro Co. Ltd.	3,400	59,626
	Chugin Financial Group, Inc.	37,300	264,123
	Chugoku Marine Paints Ltd.	23,700	301,483
	CI Takiron Corp.	21,900	96,649
	Citizen Watch Co. Ltd.	68,500	434,448
	CKD Corp.	20,800	366,768
	CK-San-Etsu Co. Ltd.	1,800	47,911
	Cleanup Corp.	7,400	37,985
	Coca-Cola Bottlers Japan Holdings, Inc.	33,300	451,948
	COLOPL, Inc.	17,600	75,177
	Colowide Co. Ltd.	14,200	227,021
#	Computer Engineering & Consulting Ltd.	8,000	88,628
	Computer Institute of Japan Ltd.	11,040	57,800
	COMSYS Holdings Corp.	37,521	821,526
	Comture Corp.	10,400	128,603
	Core Corp.	2,600	31,901
	Corona Corp.	6,600	42,788
	Cosel Co. Ltd.	13,300	133,810
	Cosmos Pharmaceutical Corp.	8,600	923,761
	Cota Co. Ltd.	2,236	24,180
	CRE, Inc.	8,400	81,111
	Create Restaurants Holdings, Inc.	24,300	182,377
	Create SD Holdings Co. Ltd.	13,100	285,073
	Creek & River Co. Ltd.	9,000	122,125
	Cresco Ltd.	7,100	92,063
	CTI Engineering Co. Ltd.	6,700	266,415
	CTS Co. Ltd.	8,700	41,140
	Cube System, Inc.	2,900	22,242
	Curves Holdings Co. Ltd.	10,400	48,181
*	Cyber Security Cloud, Inc.	700	11,689
	CyberAgent, Inc.	125,954	812,885
	Cybozu, Inc.	11,300	169,643
	Dai Nippon Printing Co. Ltd.	20,900	604,845
	Dai Nippon Toryo Co. Ltd.	14,600	114,975
	Dai-Dan Co. Ltd.	17,400	193,126
	Daido Steel Co. Ltd.	69,500	724,215
	Daifuku Co. Ltd.	63,600	1,254,192
	Daihatsu Diesel Manufacturing Co. Ltd.	9,500	82,797
	Daihen Corp.	7,800	369,600
	Daiho Corp.	3,700	97,186
	Dai-Ichi Cutter Kogyo KK	3,000	27,922
	Daiichi Jitsugyo Co. Ltd.	10,200	130,329
	Daiichi Kensetsu Corp.	2,300	28,199
#	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	9,000	59,687
	Dai-ichi Life Holdings, Inc.	118,100	2,590,259
	Daiichi Sankyo Co. Ltd.	89,400	2,676,550
	Daiichikosho Co. Ltd.	18,000	246,597
	Daiken Medical Co. Ltd.	4,300	15,478
	Daiki Aluminium Industry Co. Ltd.	12,600	106,716
	Daikin Industries Ltd.	33,600	5,383,802
	Daikokutenbussan Co. Ltd.	2,800	158,500
	Dainichi Co. Ltd.	5,700	27,709
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	6,850	127,358
	Daiseki Co. Ltd.	8,480	242,467
	Daishi Hokuetsu Financial Group, Inc.	8,500	235,574
	Daisue Construction Co. Ltd.	4,800	46,653
	Daito Pharmaceutical Co. Ltd.	1,760	23,496

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Daito Trust Construction Co. Ltd.	23,800	$2,707,262
	Daiwa House Industry Co. Ltd.	116,300	3,596,222
	Daiwa Industries Ltd.	13,400	142,938
	Daiwa Securities Group, Inc.	132,900	952,476
	Daiwabo Holdings Co. Ltd.	37,800	821,949
	DCM Holdings Co. Ltd.	40,100	373,549
	Dear Life Co. Ltd.	22,000	151,469
	Delica Foods Holdings Co. Ltd.	2,200	8,809
	DeNA Co. Ltd.	49,900	503,815
	Densan System Holdings Co. Ltd.	3,700	74,180
	Denso Corp.	104,800	1,646,204
	Dentsu Group, Inc.	35,300	936,907
	Dentsu Soken, Inc.	11,000	410,694
	Denyo Co. Ltd.	8,200	126,456
	DIC Corp.	41,800	788,903
	Digital Arts, Inc.	5,100	174,814
	Digital Hearts Holdings Co. Ltd.	5,000	34,751
#	Digital Holdings, Inc.	4,300	36,409
	Digital Information Technologies Corp.	1,800	21,252
#	Dip Corp.	21,100	360,350
	Direct Marketing MiX, Inc.	10,500	31,084
	Disco Corp.	10,600	2,860,293
	DKK Co. Ltd.	3,400	53,922
	DKK-Toa Corp.	1,600	10,305
	DKS Co. Ltd.	5,100	87,228
	DMG Mori Co. Ltd.	74,600	1,493,758
	DMW Corp.	300	8,093
	Doshisha Co. Ltd.	10,300	155,096
	Double Standard, Inc.	1,000	11,051
	Doutor Nichires Holdings Co. Ltd.	6,000	88,590
	Dowa Holdings Co. Ltd.	27,800	969,534
	DTS Corp.	18,800	462,394
	Duskin Co. Ltd.	17,500	406,322
	DyDo Group Holdings, Inc.	6,600	132,540
	Eagle Industry Co. Ltd.	6,900	79,930
	East Japan Railway Co.	18,500	1,058,064
#	EAT & Holdings Co. Ltd.	2,200	31,832
	Ebara Corp.	35,000	2,191,948
	Ebara Foods Industry, Inc.	1,900	37,820
	Ebara Jitsugyo Co. Ltd.	3,200	65,645
	Ebase Co. Ltd.	6,500	31,784
	Eco's Co. Ltd.	4,400	73,234
#	EDION Corp.	34,000	374,385
#	EDP Corp.	1,100	11,468
	eGuarantee, Inc.	14,500	188,988
	E-Guardian, Inc.	2,151	22,881
	Eiken Chemical Co. Ltd.	8,900	110,930
	Eisai Co. Ltd.	15,300	720,456
	Eizo Corp.	7,700	265,878
	EJ Holdings, Inc.	5,000	58,620
	Elan Corp.	11,200	80,312
	Elecom Co. Ltd.	13,300	154,679
	Elematec Corp.	9,400	113,819
	EM Systems Co. Ltd.	10,300	49,014
	en Japan, Inc.	18,200	336,362
	Endo Lighting Corp.	4,900	46,874
#	Enplas Corp.	1,300	105,625
#	eRex Co. Ltd.	12,500	69,521
	ERI Holdings Co. Ltd.	800	10,060

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
*	ES-Con Japan Ltd.	13,100	$90,130
	Eslead Corp.	4,000	94,678
	ESPEC Corp.	4,200	71,530
	EXEO Group, Inc.	58,300	1,302,078
	Ezaki Glico Co. Ltd.	16,100	471,062
#	F&M Co. Ltd.	3,000	39,107
	FALCO HOLDINGS Co. Ltd.	4,200	61,045
	Fancl Corp.	27,100	427,953
	FANUC Corp.	69,900	1,933,599
	Fast Fitness Japan, Inc.	2,400	17,773
	Fast Retailing Co. Ltd.	33,900	9,050,512
	FCC Co. Ltd.	16,600	216,263
*	FDK Corp.	4,100	18,395
	Ferrotec Holdings Corp.	10,900	210,221
	Fibergate, Inc.	3,100	20,257
	Financial Partners Group Co. Ltd.	31,900	365,854
	FINDEX, Inc.	5,100	37,030
	First Juken Co. Ltd.	3,400	25,694
	Fixstars Corp.	10,300	117,872
	FJ Next Holdings Co. Ltd.	8,800	74,210
	Focus Systems Corp.	3,300	23,707
	Food & Life Cos. Ltd.	25,400	508,264
	Forum Engineering, Inc.	5,200	28,726
#	Forval Corp.	2,800	27,840
	Foster Electric Co. Ltd.	6,000	44,085
	FP Corp.	25,700	497,904
	France Bed Holdings Co. Ltd.	12,845	121,549
	F-Tech, Inc.	3,400	14,975
	FTGroup Co. Ltd.	3,600	31,158
	Fudo Tetra Corp.	5,200	82,116
#	Fuji Co. Ltd.	7,100	95,705
	Fuji Corp.	23,200	393,089
	Fuji Corp.	5,500	66,087
	Fuji Corp. Ltd.	11,500	56,278
	Fuji Die Co. Ltd.	1,600	7,748
	Fuji Electric Co. Ltd.	15,200	761,216
	Fuji Furukawa Engineering & Construction Co. Ltd.	1,800	67,234
	Fuji Media Holdings, Inc.	18,381	217,755
#	Fuji Oil Co. Ltd.	21,900	56,103
	Fuji Seal International, Inc.	20,400	240,573
	Fuji Soft, Inc.	17,500	767,067
	FUJIFILM Holdings Corp.	20,000	1,267,698
	Fujikura Kasei Co. Ltd.	16,600	51,479
	Fujikura Ltd.	110,000	904,256
	Fujimi, Inc.	22,300	446,888
	Fujimori Kogyo Co. Ltd.	7,800	215,427
	Fujishoji Co. Ltd.	2,500	22,297
#	Fujitsu General Ltd.	1,100	16,117
	Fujitsu Ltd.	18,400	2,546,822
	Fujiya Co. Ltd.	1,300	21,836
	Fukuda Corp.	3,400	125,819
	Fukuda Denshi Co. Ltd.	4,800	255,942
	Fukui Computer Holdings, Inc.	5,000	88,253
	Fukushima Galilei Co. Ltd.	3,900	135,834
	Fukuyama Transporting Co. Ltd.	6,400	177,006
	FULLCAST Holdings Co. Ltd.	13,400	161,778
	Fumakilla Ltd.	1,700	13,276
	Funai Soken Holdings, Inc.	20,050	349,102
	Furukawa Co. Ltd.	15,100	197,928

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Furukawa Electric Co. Ltd.	17,500	$318,333
	Furuno Electric Co. Ltd.	6,600	94,823
	Furyu Corp.	10,100	91,556
	Fuso Chemical Co. Ltd.	9,400	264,704
	Fuso Pharmaceutical Industries Ltd.	2,000	29,938
	Futaba Corp.	11,500	40,119
	Futaba Industrial Co. Ltd.	20,200	121,738
	Future Corp.	18,000	213,636
	Fuyo General Lease Co. Ltd.	12,600	1,126,771
*	GA Technologies Co. Ltd.	4,400	42,166
	Gakken Holdings Co. Ltd.	5,200	35,939
	Gakkyusha Co. Ltd.	3,400	47,570
	Gakujo Co. Ltd.	800	9,616
	Gecoss Corp.	7,500	59,547
	Genki Sushi Co. Ltd.	5,200	141,034
	Genky DrugStores Co. Ltd.	4,300	195,640
	Geo Holdings Corp.	6,800	111,099
	Gift Holdings, Inc.	2,000	40,048
*	giftee, Inc.	3,300	36,203
	Giken Ltd.	3,600	52,803
	GL Sciences, Inc.	1,000	19,467
	GLOBERIDE, Inc.	6,700	94,300
	Glory Ltd.	24,300	502,073
	GMO Financial Gate, Inc.	1,100	75,710
#	GMO Financial Holdings, Inc.	15,800	80,746
	GMO GlobalSign Holdings KK	2,700	51,521
	GMO internet group, Inc.	22,062	397,610
	GMO Payment Gateway, Inc.	14,100	850,770
*	GNI Group Ltd.	6,000	107,540
	Gokurakuyu Holdings Co. Ltd.	5,600	15,414
	Goldcrest Co. Ltd.	7,500	119,611
	Goldwin, Inc.	15,000	1,009,039
	Grandy House Corp.	7,300	33,400
	Gree, Inc.	20,200	80,359
	gremz, Inc.	5,400	77,371
	GSI Creos Corp.	3,600	57,478
	G-Tekt Corp.	5,500	68,364
	Gun-Ei Chemical Industry Co. Ltd.	2,100	52,427
*	GungHo Online Entertainment, Inc.	24,410	410,390
	Gunma Bank Ltd.	94,000	463,533
	H.U. Group Holdings, Inc.	21,300	395,964
	H2O Retailing Corp.	25,260	270,441
	Hagihara Industries, Inc.	6,700	69,627
	Hagiwara Electric Holdings Co. Ltd.	1,100	37,859
#	Hakudo Co. Ltd.	3,100	51,929
	Hakuhodo DY Holdings, Inc.	97,000	745,079
	Halows Co. Ltd.	3,900	115,639
	Hamakyorex Co. Ltd.	4,200	116,945
	Hamamatsu Photonics KK	16,500	651,831
	Handsman Co. Ltd.	300	2,046
	Hankyu Hanshin Holdings, Inc.	21,300	651,685
	Hanwa Co. Ltd.	24,300	888,808
	Happinet Corp.	11,900	234,747
	Hard Off Corp. Co. Ltd.	4,300	53,427
#	Harima Chemicals Group, Inc.	7,600	44,938
	Haseko Corp.	126,200	1,641,090
	Hashimoto Sogyo Holdings Co. Ltd.	4,800	43,535
	Hazama Ando Corp.	59,100	477,273
	Heiwa Corp.	14,600	216,925

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Heiwa Real Estate Co. Ltd.	7,500	$198,288
	Heiwado Co. Ltd.	11,700	174,731
*	Hennge KK	4,600	39,130
	Hibino Corp.	900	12,809
	Hibiya Engineering Ltd.	9,700	168,968
	Hikari Tsushin, Inc.	3,400	592,449
	Himacs Ltd.	2,480	24,170
	Hioki EE Corp.	4,200	186,379
	Hirakawa Hewtech Corp.	4,700	44,697
	Hirano Tecseed Co. Ltd.	4,200	51,294
	Hirata Corp.	3,000	137,237
	Hirose Electric Co. Ltd.	4,125	479,955
	Hirose Tusyo, Inc.	1,400	30,292
	Hiroshima Gas Co. Ltd.	26,300	70,587
	Hisaka Works Ltd.	8,100	53,785
#	Hisamitsu Pharmaceutical Co., Inc.	8,500	242,269
	Hitachi Construction Machinery Co. Ltd.	33,000	936,289
	Hitachi Ltd.	116,500	9,151,116
	Hitachi Ltd., ADR	900	142,533
	Hitachi Zosen Corp.	85,200	525,710
	Hito Communications Holdings, Inc.	4,100	33,558
	Hochiki Corp.	4,700	63,150
	Hodogaya Chemical Co. Ltd.	3,500	86,528
#	Hokkaido Coca-Cola Bottling Co. Ltd.	2,200	37,958
	Hokkaido Gas Co. Ltd.	7,400	118,661
	Hokkan Holdings Ltd.	4,700	55,750
	Hokko Chemical Industry Co. Ltd.	10,800	74,148
#	Hokuetsu Corp.	56,100	530,392
	Hokuetsu Industries Co. Ltd.	9,300	165,692
	Hokuriku Electric Industry Co. Ltd.	1,800	17,379
	Hokuriku Electrical Construction Co. Ltd.	7,319	59,837
	Honda Motor Co. Ltd., Sponsored ADR	25,574	856,473
	Honda Motor Co. Ltd.	330,900	3,698,820
	H-One Co. Ltd.	6,200	35,360
	Honeys Holdings Co. Ltd.	8,600	96,613
	Hoosiers Holdings Co. Ltd.	13,800	109,649
	Horiba Ltd.	18,100	1,452,236
	Hoshizaki Corp.	15,600	567,549
	Hosiden Corp.	7,400	90,839
	Hosokawa Micron Corp.	5,000	155,969
	Hotland Co. Ltd.	5,300	70,984
	House Foods Group, Inc.	11,303	248,796
	Hoya Corp.	1,400	177,841
	Hulic Co. Ltd.	137,300	1,516,114
	Hyakujushi Bank Ltd.	4,000	67,302
	IBJ, Inc.	7,000	32,837
	Ichigo, Inc.	60,000	159,947
	Ichiken Co. Ltd.	2,500	40,001
	Ichinen Holdings Co. Ltd.	10,700	114,436
	Icom, Inc.	1,700	42,826
	ID Holdings Corp.	7,399	84,202
	Idec Corp.	14,000	280,161
	IDOM, Inc.	30,800	183,968
#	IHI Corp.	66,500	1,271,905
	Iida Group Holdings Co. Ltd.	37,820	570,966
	IJTT Co. Ltd.	3,900	22,343
	I'll, Inc.	3,300	73,267
	Imagica Group, Inc.	6,500	28,604
	i-mobile Co. Ltd.	7,200	21,746

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Inaba Denki Sangyo Co. Ltd.	18,400	$439,646
	Inaba Seisakusho Co. Ltd.	4,300	43,947
	Inageya Co. Ltd.	1,300	11,172
	I-NE Co. Ltd.	2,400	39,975
	Ines Corp.	8,300	87,839
	I-Net Corp.	2,600	35,322
	Infocom Corp.	9,800	162,714
	INFRONEER Holdings, Inc.	62,080	648,951
	Innotech Corp.	2,000	24,975
	Insource Co. Ltd.	14,400	81,398
	Intage Holdings, Inc.	4,000	47,289
	Integrated Design & Engineering Holdings Co. Ltd.	8,500	206,786
	Intelligent Wave, Inc.	3,200	23,204
	Internet Initiative Japan, Inc.	41,200	798,926
#	Inui Global Logistics Co. Ltd.	4,700	35,523
#	IPS, Inc.	3,000	41,855
	IR Japan Holdings Ltd.	4,788	51,201
#	I'rom Group Co. Ltd.	2,700	37,183
	ISB Corp.	4,700	50,028
#	Ise Chemicals Corp.	900	49,400
	Iseki & Co. Ltd.	8,500	67,202
	Ishihara Chemical Co. Ltd.	7,100	94,498
	Ishihara Sangyo Kaisha Ltd.	4,100	43,812
	Ishii Iron Works Co. Ltd.	500	9,046
*	Istyle, Inc.	19,500	54,600
	Isuzu Motors Ltd.	221,100	3,016,897
	Itfor, Inc.	15,000	123,666
	ITmedia, Inc.	6,200	44,333
	Ito En Ltd.	34,591	1,004,161
	Itochu Enex Co. Ltd.	40,000	428,402
	Itochu-Shokuhin Co. Ltd.	2,700	137,944
	Itoki Corp.	17,500	178,201
	Iwaki Co. Ltd.	4,300	64,531
	Iwatani Corp.	29,700	1,327,189
*	Iwatsu Electric Co. Ltd.	1,800	8,975
	Izumi Co. Ltd.	8,500	200,097
	J Front Retailing Co. Ltd.	59,000	546,419
	JAC Recruitment Co. Ltd.	42,000	191,889
	Jaccs Co. Ltd.	8,900	340,931
*	Jade Group, Inc.	2,200	28,895
	JAFCO Group Co. Ltd.	25,800	306,006
	JANOME Corp.	3,900	18,590
	Japan Airport Terminal Co. Ltd.	9,600	381,244
	Japan Aviation Electronics Industry Ltd.	11,500	197,715
	Japan Cash Machine Co. Ltd.	6,000	61,318
*	Japan Communications, Inc.	51,700	81,663
	Japan Electronic Materials Corp.	4,500	55,925
	Japan Elevator Service Holdings Co. Ltd.	23,600	356,631
#	Japan Foundation Engineering Co. Ltd.	11,300	37,718
*	Japan Hospice Holdings, Inc.	1,300	21,205
#	Japan Investment Adviser Co. Ltd.	1,600	9,509
	Japan Lifeline Co. Ltd.	27,700	247,172
	Japan Material Co. Ltd.	20,700	349,784
	Japan Medical Dynamic Marketing, Inc.	8,100	41,045
	Japan Post Bank Co. Ltd.	161,300	1,677,495
	Japan Post Insurance Co. Ltd.	50,600	947,327
	Japan Pulp & Paper Co. Ltd.	2,300	78,736
	Japan Pure Chemical Co. Ltd.	1,900	33,921
	Japan Securities Finance Co. Ltd.	39,200	415,435

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Japan Steel Works Ltd.	6,400	$105,331
	Japan System Techniques Co. Ltd.	3,400	75,673
	Japan Wool Textile Co. Ltd.	18,100	182,573
	Jastec Co. Ltd.	2,900	26,827
	JBCC Holdings, Inc.	3,500	90,417
	JCU Corp.	11,600	292,743
	JDC Corp.	15,700	58,231
	Jeol Ltd.	21,000	959,991
	JFE Systems, Inc.	2,800	76,530
	JGC Holdings Corp.	73,300	858,597
#*	JIG-SAW, Inc.	1,500	52,503
#	JINS Holdings, Inc.	4,600	129,695
#	JINUSHI Co. Ltd.	4,400	69,475
	JK Holdings Co. Ltd.	5,600	40,600
	J-Lease Co. Ltd.	1,100	17,499
#	JM Holdings Co. Ltd.	5,400	82,012
	Joshin Denki Co. Ltd.	7,400	123,497
	Joyful Honda Co. Ltd.	19,300	255,976
	JP-Holdings, Inc.	40,700	126,330
	JSP Corp.	4,400	58,175
	JSR Corp.	15,600	425,485
	JTEKT Corp.	48,000	439,192
#	Juki Corp.	10,400	31,302
	Justsystems Corp.	15,000	313,409
	JVCKenwood Corp.	83,620	406,654
	Kadokawa Corp.	21,603	457,055
	Kaga Electronics Co. Ltd.	8,300	384,207
	Kajima Corp.	89,401	1,595,536
	Kakaku.com, Inc.	54,900	624,504
	Kaken Pharmaceutical Co. Ltd.	5,000	118,084
#	Kamakura Shinsho Ltd.	6,300	26,686
	Kamigumi Co. Ltd.	29,100	669,468
	Kanaden Corp.	10,000	105,610
	Kanamic Network Co. Ltd.	2,300	6,441
	Kanamoto Co. Ltd.	13,600	259,773
	Kandenko Co. Ltd.	47,700	490,549
	Kaneka Corp.	21,100	513,098
	Kaneko Seeds Co. Ltd.	4,700	46,452
	Kanematsu Corp.	34,500	534,899
	Kanemi Co. Ltd.	1,000	23,075
#	Kanro, Inc.	1,600	21,170
	Kansai Paint Co. Ltd.	36,100	603,585
	Kanto Denka Kogyo Co. Ltd.	12,400	74,214
	Kao Corp.	28,800	1,139,546
*	Kaonavi, Inc.	600	8,792
	Katakura Industries Co. Ltd.	6,900	79,472
	Katitas Co. Ltd.	32,100	399,086
	Kato Sangyo Co. Ltd.	11,000	358,683
	Kato Works Co. Ltd.	3,900	40,410
	Kawada Technologies, Inc.	1,400	71,942
	Kawai Musical Instruments Manufacturing Co. Ltd.	1,600	39,623
	Kawasaki Heavy Industries Ltd.	63,833	1,445,171
	KDDI Corp.	307,000	10,172,456
	KeePer Technical Laboratory Co. Ltd.	7,100	313,331
	Keihan Holdings Co. Ltd.	11,000	268,280
	Keihanshin Building Co. Ltd.	9,000	90,946
	Keikyu Corp.	48,700	425,366
	Keio Corp.	14,518	424,801
	Keisei Electric Railway Co. Ltd.	12,292	556,211

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	KEIWA, Inc.	1,600	$15,164
	Keiyo Bank Ltd.	26,200	128,256
	KEL Corp.	1,000	13,253
	Kewpie Corp.	21,900	389,741
	Keyence Corp.	26,200	11,721,824
	KH Neochem Co. Ltd.	8,000	124,669
	Kikkoman Corp.	13,000	799,867
#	Kimoto Co. Ltd.	12,900	18,859
	Kimura Chemical Plants Co. Ltd.	4,600	22,712
	Kinden Corp.	40,000	666,582
	King Jim Co. Ltd.	4,300	25,564
	Kintetsu Department Store Co. Ltd.	1,600	27,647
	Kintetsu Group Holdings Co. Ltd.	12,700	391,890
	Kirin Holdings Co. Ltd.	69,300	996,115
	Kissei Pharmaceutical Co. Ltd.	5,800	123,847
#	Ki-Star Real Estate Co. Ltd.	5,500	129,895
*	Kitagawa Corp.	2,700	27,892
	Kitano Construction Corp.	1,200	25,752
	Kitz Corp.	23,100	188,864
	Kiyo Bank Ltd.	15,000	169,063
	Koa Shoji Holdings Co. Ltd.	1,600	8,310
	Kobayashi Pharmaceutical Co. Ltd.	14,400	649,880
	Kobe Bussan Co. Ltd.	27,101	692,504
*	Kobe Electric Railway Co. Ltd.	900	17,758
	Koei Tecmo Holdings Co. Ltd.	35,600	443,439
	Kohnan Shoji Co. Ltd.	10,700	284,241
	Kohsoku Corp.	6,000	92,819
	Koito Manufacturing Co. Ltd.	36,800	563,382
	Kojima Co. Ltd.	11,500	58,452
	Kokuyo Co. Ltd.	32,500	523,396
	KOMAIHALTEC, Inc.	2,400	35,214
	Komatsu Ltd.	136,600	3,886,263
	Komatsu Matere Co. Ltd.	11,300	62,906
	Komatsu Wall Industry Co. Ltd.	2,600	59,113
	KOMEDA Holdings Co. Ltd.	17,100	327,760
#	Komehyo Holdings Co. Ltd.	3,100	92,768
	Komeri Co. Ltd.	9,100	203,900
	Komori Corp.	21,600	193,598
	Konaka Co. Ltd.	8,100	23,137
	Konami Group Corp.	22,500	1,383,709
	Kondotec, Inc.	5,200	43,256
*	Konica Minolta, Inc.	111,000	304,607
	Konishi Co. Ltd.	40,000	383,066
	Konoike Transport Co. Ltd.	6,500	86,472
	Konoshima Chemical Co. Ltd.	3,700	36,921
#	Kosaido Holdings Co. Ltd.	14,000	71,035
	Kose Corp.	7,500	490,670
	Koshidaka Holdings Co. Ltd.	10,900	69,439
	Kotobuki Spirits Co. Ltd.	33,500	450,730
	Kozo Keikaku Engineering, Inc.	1,800	48,300
	KPP Group Holdings Co. Ltd.	9,600	47,341
	Krosaki Harima Corp.	1,800	150,312
	KRS Corp.	4,200	26,672
	K's Holdings Corp.	64,076	582,334
	KU Holdings Co. Ltd.	5,300	42,620
	Kubota Corp.	95,400	1,444,114
*	Kufu Co., Inc.	8,600	19,411
	Kumagai Gumi Co. Ltd.	15,400	400,801
	Kumiai Chemical Industry Co. Ltd.	17,400	99,777

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kunimine Industries Co. Ltd.	3,100	$21,409
	Kurabo Industries Ltd.	3,800	80,889
	Kuraray Co. Ltd.	45,400	476,326
	Kureha Corp.	21,300	407,729
	Kurimoto Ltd.	5,200	127,058
	Kurita Water Industries Ltd.	39,000	1,424,319
	Kuriyama Holdings Corp.	9,700	63,320
	Kusuri No. Aoki Holdings Co. Ltd.	29,400	634,738
	Kyocera Corp.	87,600	1,282,470
	Kyodo Printing Co. Ltd.	2,600	59,632
	Kyokuto Boeki Kaisha Ltd.	6,600	98,692
	Kyokuto Kaihatsu Kogyo Co. Ltd.	16,100	220,370
	Kyokuyo Co. Ltd.	5,700	152,790
	Kyorin Pharmaceutical Co. Ltd.	12,900	155,854
	Kyosan Electric Manufacturing Co. Ltd.	21,800	68,726
	Kyoto Financial Group, Inc.	43,200	717,961
#	Kyowa Electronic Instruments Co. Ltd.	3,500	10,350
	Kyowa Kirin Co. Ltd.	19,000	299,287
	Kyowa Leather Cloth Co. Ltd.	5,700	31,302
	Kyudenko Corp.	16,900	642,843
	Kyushu Leasing Service Co. Ltd.	4,700	36,771
	Kyushu Railway Co.	26,200	575,876
	LA Holdings Co. Ltd.	1,700	56,781
	LAC Co. Ltd.	6,900	34,113
	Lasertec Corp.	15,300	3,984,564
*	Leopalace21 Corp.	105,100	293,989
	Life Corp.	8,900	226,012
	Lifedrink Co., Inc.	1,100	42,375
*	LIFENET INSURANCE Co.	5,900	50,021
	LIFULL Co. Ltd.	26,300	34,529
	LIKE, Inc.	3,700	37,774
	Link & Motivation, Inc.	13,000	48,769
	Lintec Corp.	23,800	450,743
	Lion Corp.	45,500	405,592
	Lixil Corp.	60,800	812,469
	Loadstar Capital KK	3,100	41,387
	Look Holdings, Inc.	1,900	32,908
	LY Corp.	241,000	749,759
	M&A Capital Partners Co. Ltd.	8,462	130,324
	M3, Inc.	141,470	2,232,396
	Mabuchi Motor Co. Ltd.	25,200	436,774
	Macnica Holdings, Inc.	27,400	1,449,895
	Macromill, Inc.	16,900	91,270
	Maeda Kosen Co. Ltd.	5,100	111,178
	Maezawa Industries, Inc.	4,100	29,948
#	Maezawa Kasei Industries Co. Ltd.	4,500	48,088
	Maezawa Kyuso Industries Co. Ltd.	7,400	66,062
	Mainichi Comnet Co. Ltd.	3,000	15,815
	Makino Milling Machine Co. Ltd.	10,600	429,351
	Makita Corp.	38,100	1,025,461
	Management Solutions Co. Ltd.	4,400	89,050
	Mandom Corp.	10,500	91,406
	Mani, Inc.	17,500	243,114
	MarkLines Co. Ltd.	3,900	79,630
	Maruha Nichiro Corp.	20,800	411,551
	Maruichi Steel Tube Ltd.	12,600	321,042
	MARUKA FURUSATO Corp.	7,141	118,580
#	Marumae Co. Ltd.	1,800	22,851
	Marusan Securities Co. Ltd.	20,200	128,925

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Maruyama Manufacturing Co., Inc.	700	$12,673
	Maruzen Co. Ltd.	4,500	86,854
	Maruzen Showa Unyu Co. Ltd.	3,400	93,870
	Marvelous, Inc.	12,200	61,915
	Matching Service Japan Co. Ltd.	3,600	30,407
	Matsuda Sangyo Co. Ltd.	5,600	104,222
	Matsui Construction Co. Ltd.	10,300	58,782
	Matsui Securities Co. Ltd.	48,300	271,351
	MatsukiyoCocokara & Co.	66,160	1,202,575
	Max Co. Ltd.	10,000	222,251
	Maxell Ltd.	11,600	127,583
	Maxvalu Tokai Co. Ltd.	4,000	88,196
	Mazda Motor Corp.	223,100	2,704,741
	McDonald's Holdings Co. Japan Ltd.	6,600	293,862
	MCJ Co. Ltd.	25,100	210,474
	Mebuki Financial Group, Inc.	107,800	322,667
	MEC Co. Ltd.	10,500	317,693
*	Media Do Co. Ltd.	4,300	36,634
	Medical Data Vision Co. Ltd.	14,300	62,606
	Medical System Network Co. Ltd.	18,000	76,076
	Medikit Co. Ltd.	1,500	30,633
	Medipal Holdings Corp.	92,100	1,470,006
	Medius Holdings Co. Ltd.	6,200	32,608
*	Medley, Inc.	4,200	131,687
	MedPeer, Inc.	5,600	26,508
	Megachips Corp.	3,300	106,552
	Megmilk Snow Brand Co. Ltd.	12,599	197,594
	Meidensha Corp.	14,000	250,955
	Meiji Electric Industries Co. Ltd.	3,900	38,853
	MEIJI Holdings Co. Ltd.	29,700	718,283
	Meisei Industrial Co. Ltd.	21,400	168,672
	MEITEC Group Holdings, Inc.	36,300	718,135
#	Meiwa Corp.	9,600	43,877
	Meiwa Estate Co. Ltd.	4,200	38,558
	Melco Holdings, Inc.	1,700	37,829
	Members Co. Ltd.	2,600	17,546
	Menicon Co. Ltd.	16,800	243,970
*	Mercari, Inc.	65,600	1,084,620
	Mercuria Holdings Co. Ltd.	3,100	14,932
*	MetaReal Corp.	2,100	17,599
	METAWATER Co. Ltd.	5,400	78,697
	Micronics Japan Co. Ltd.	13,800	409,768
	Milbon Co. Ltd.	9,600	229,417
	MIMAKI ENGINEERING Co. Ltd.	4,800	29,912
	Minebea Mitsumi, Inc.	60,300	1,246,413
	Mirai Industry Co. Ltd.	2,400	75,166
	Mirait One Corp.	54,500	720,051
	Mirarth Holdings, Inc.	49,500	165,869
	Miroku Jyoho Service Co. Ltd.	9,800	121,345
	MISUMI Group, Inc.	47,500	814,382
	Mitani Corp.	11,200	149,694
	Mitani Sangyo Co. Ltd.	12,600	34,457
	Mitani Sekisan Co. Ltd.	700	24,051
	Mitsuba Corp.	8,400	61,855
	Mitsubishi Chemical Group Corp.	226,200	1,363,927
	Mitsubishi Electric Corp.	190,600	2,828,561
	Mitsubishi Estate Co. Ltd.	129,500	1,794,341
	Mitsubishi Gas Chemical Co., Inc.	60,000	979,853
	Mitsubishi HC Capital, Inc.	309,000	2,190,947

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Mitsubishi Heavy Industries Ltd.	41,800	$2,788,205
	Mitsubishi Kakoki Kaisha Ltd.	1,500	36,754
	Mitsubishi Logisnext Co. Ltd.	22,300	230,962
	Mitsubishi Logistics Corp.	19,999	617,752
	Mitsubishi Motors Corp.	314,300	990,380
	Mitsubishi Pencil Co. Ltd.	13,300	180,854
	Mitsubishi Research Institute, Inc.	3,200	107,263
	Mitsubishi Shokuhin Co. Ltd.	7,900	268,569
	Mitsubishi UFJ Financial Group, Inc.	1,002,600	9,390,899
	Mitsuboshi Belting Ltd.	5,600	186,803
	Mitsui Chemicals, Inc.	38,800	1,141,894
	Mitsui E&S Co. Ltd.	25,800	132,624
	Mitsui Fudosan Co. Ltd.	96,600	2,425,024
	Mitsui Mining & Smelting Co. Ltd.	19,200	593,573
	Mitsui-Soko Holdings Co. Ltd.	7,700	257,186
	Mitsuuroko Group Holdings Co. Ltd.	21,100	220,151
	Miura Co. Ltd.	12,200	222,938
	MIXI, Inc.	14,700	252,148
	Miyaji Engineering Group, Inc.	3,600	87,079
	Miyazaki Bank Ltd.	2,400	45,386
	Mizuho Financial Group, Inc.	150,871	2,740,062
	Mizuho Financial Group, Inc., ADR	8,184	29,790
	Mizuho Leasing Co. Ltd.	13,300	482,002
#	Mizuho Medy Co. Ltd.	700	16,564
	Mizuno Corp.	8,900	265,511
	Mochida Pharmaceutical Co. Ltd.	7,298	164,998
*	Modec, Inc.	10,200	159,288
	Monex Group, Inc.	60,700	315,898
	Monogatari Corp.	5,700	200,984
	MonotaRO Co. Ltd.	88,500	833,512
	MORESCO Corp.	2,300	22,732
	Morinaga & Co. Ltd.	27,200	519,135
	Morinaga Milk Industry Co. Ltd.	20,600	421,857
	Moriroku Holdings Co. Ltd.	1,200	22,740
	Morita Holdings Corp.	13,200	142,549
	Morito Co. Ltd.	7,100	70,055
	Morozoff Ltd.	600	16,392
	MrMax Holdings Ltd.	11,600	49,765
	MS&AD Insurance Group Holdings, Inc.	50,952	2,104,049
	Mugen Estate Co. Ltd.	5,700	45,281
	m-up Holdings, Inc.	13,200	89,300
	Murakami Corp.	1,300	39,783
	Nabtesco Corp.	30,900	593,926
	NAC Co. Ltd.	7,200	26,706
	Nachi-Fujikoshi Corp.	4,100	95,616
	Nafco Co. Ltd.	6,100	92,451
#	Nagano Keiki Co. Ltd.	4,800	73,662
	Nagase & Co. Ltd.	53,900	881,301
	Nagase Brothers, Inc.	800	11,226
	Nagatanien Holdings Co. Ltd.	1,700	25,902
	Nagawa Co. Ltd.	600	28,980
	Nagoya Railroad Co. Ltd.	41,500	639,843
	Nakabayashi Co. Ltd.	10,000	37,105
#	Nakamoto Packs Co. Ltd.	1,600	19,050
	Nakanishi, Inc.	30,400	497,522
	Nakano Corp.	6,500	22,109
	Nakano Refrigerators Co. Ltd.	400	17,494
	Nakayamafuku Co. Ltd.	4,800	12,008
#	Namura Shipbuilding Co. Ltd.	16,000	151,414

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nankai Electric Railway Co. Ltd.	19,800	$386,099
	Nanto Bank Ltd.	4,400	79,588
	Nanyo Corp.	1,200	18,056
	Nasu Denki Tekko Co. Ltd.	500	30,910
	Natori Co. Ltd.	3,300	47,898
	NEC Capital Solutions Ltd.	6,000	149,457
	NEC Corp.	34,100	2,228,254
	NEC Networks & System Integration Corp.	37,500	605,596
	NET One Systems Co. Ltd.	48,100	782,063
	New Art Holdings Co. Ltd.	2,600	36,670
	New Cosmos Electric Co. Ltd.	200	3,171
	Nexon Co. Ltd.	34,500	550,586
#	Nextage Co. Ltd.	21,300	320,920
*	NexTone, Inc.	2,500	23,235
	NHK Spring Co. Ltd.	83,400	688,523
	Nicca Chemical Co. Ltd.	3,100	19,030
	Nice Corp.	3,400	37,415
	Nichias Corp.	15,000	350,617
	Nichiden Corp.	6,300	117,491
	Nichirin Co. Ltd.	3,430	82,878
	NIDEC Corp.	18,689	697,040
	NIDEC Corp., Sponsored ADR	1,451	13,538
	Nifco, Inc.	48,700	1,263,802
	Nihon Chouzai Co. Ltd.	6,400	61,053
	Nihon Dempa Kogyo Co. Ltd.	5,200	42,945
	Nihon Dengi Co. Ltd.	2,200	81,791
	Nihon Flush Co. Ltd.	8,200	52,265
#	Nihon House Holdings Co. Ltd.	14,000	28,967
	Nihon Kagaku Sangyo Co. Ltd.	8,000	74,272
	Nihon Kohden Corp.	21,500	655,253
	Nihon M&A Center Holdings, Inc.	173,200	1,041,084
	Nihon Parkerizing Co. Ltd.	43,700	347,106
	Nihon Tokushu Toryo Co. Ltd.	5,600	50,236
	Nihon Trim Co. Ltd.	1,200	25,930
#*	Nihon Yamamura Glass Co. Ltd.	3,300	32,264
	Nikkiso Co. Ltd.	21,800	160,040
	Nikko Co. Ltd.	13,500	70,353
	Nikkon Holdings Co. Ltd.	14,600	313,646
	Nikon Corp.	49,800	508,236
	Nintendo Co. Ltd.	280,000	15,643,849
	Nippi, Inc.	600	25,101
	Nippn Corp.	7,100	108,999
	Nippon Air Conditioning Services Co. Ltd.	4,500	26,452
	Nippon Aqua Co. Ltd.	4,300	29,129
	Nippon Avionics Co. Ltd.	600	36,656
	Nippon Carbide Industries Co., Inc.	2,900	29,880
	Nippon Care Supply Co. Ltd.	1,200	15,412
	Nippon Chemical Industrial Co. Ltd.	3,300	43,932
	Nippon Densetsu Kogyo Co. Ltd.	14,900	206,676
	Nippon Dry-Chemical Co. Ltd.	2,100	40,746
	Nippon Express Holdings, Inc.	30,600	1,821,352
	Nippon Felt Co. Ltd.	2,900	8,515
	Nippon Filcon Co. Ltd.	3,100	11,702
	Nippon Fine Chemical Co. Ltd.	5,100	100,614
	Nippon Gas Co. Ltd.	66,500	1,030,128
	Nippon Kayaku Co. Ltd.	68,600	612,413
	Nippon Light Metal Holdings Co. Ltd.	27,860	343,287
	Nippon Paint Holdings Co. Ltd.	109,000	858,519
#	Nippon Parking Development Co. Ltd.	78,100	97,234

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nippon Pillar Packing Co. Ltd.	11,600	$381,423
	Nippon Rietec Co. Ltd.	7,800	68,530
	Nippon Seiki Co. Ltd.	12,700	117,717
	Nippon Seisen Co. Ltd.	1,000	38,130
	Nippon Sharyo Ltd.	3,700	58,128
	Nippon Shinyaku Co. Ltd.	17,800	628,838
	Nippon Shokubai Co. Ltd.	7,900	297,199
	Nippon Signal Company Ltd.	12,900	82,306
	Nippon Soda Co. Ltd.	11,100	428,480
	Nippon Telegraph & Telephone Corp.	2,728,900	3,426,828
	Nippon Thompson Co. Ltd.	14,500	58,065
	Nipro Corp.	39,900	321,320
	Nishimatsu Construction Co. Ltd.	13,100	360,106
#	Nishimatsuya Chain Co. Ltd.	15,500	223,861
	Nishimoto Co. Ltd.	900	37,925
	Nishi-Nippon Railroad Co. Ltd.	11,400	189,491
	Nishio Holdings Co. Ltd.	8,200	224,613
	Nissan Chemical Corp.	31,600	1,260,297
	Nissan Motor Co. Ltd.	201,400	790,661
	Nissan Shatai Co. Ltd.	26,700	176,173
	Nissan Tokyo Sales Holdings Co. Ltd.	5,300	17,403
	Nissei ASB Machine Co. Ltd.	2,700	78,333
	Nissei Plastic Industrial Co. Ltd.	5,900	46,145
	Nisshin Group Holdings Co. Ltd.	19,600	69,638
	Nisshin Oillio Group Ltd.	8,800	268,819
	Nisshin Seifun Group, Inc.	28,080	391,693
	Nisshinbo Holdings, Inc.	34,604	285,600
	Nissin Corp.	7,900	145,744
	Nisso Holdings Co. Ltd.	11,600	67,337
	Nissui Corp.	98,700	539,291
	Nitori Holdings Co. Ltd.	9,700	1,269,553
	Nitta Corp.	5,100	131,979
	Nitta Gelatin, Inc.	7,100	37,238
	Nitto Denko Corp.	47,400	3,932,202
	Nitto Kogyo Corp.	10,900	296,619
	Nitto Kohki Co. Ltd.	4,900	64,951
	Nitto Seiko Co. Ltd.	10,500	38,940
	Nittoc Construction Co. Ltd.	6,500	51,540
	Nittoku Co. Ltd.	1,600	20,139
	NJS Co. Ltd.	3,300	61,863
	Noevir Holdings Co. Ltd.	5,500	195,529
	Nohmi Bosai Ltd.	3,000	45,309
	Nojima Corp.	30,800	388,174
	Nomura Holdings, Inc.	411,000	2,213,706
	Nomura Holdings, Inc., Sponsored ADR	77,706	446,032
#	Nomura Micro Science Co. Ltd.	3,700	345,422
	Nomura Real Estate Holdings, Inc.	30,000	820,971
	Nomura Research Institute Ltd.	64,966	1,986,889
	Noritake Co. Ltd.	2,200	117,034
	Noritsu Koki Co. Ltd.	8,500	192,011
	Noritz Corp.	11,900	125,354
	NS Solutions Corp.	12,700	423,582
	NS Tool Co. Ltd.	3,800	26,235
	NSD Co. Ltd.	23,000	431,617
	NSK Ltd.	72,200	393,607
	NSW, Inc.	3,100	61,867
	NTN Corp.	112,600	205,918
	NTT Data Group Corp.	102,500	1,476,372
	Oat Agrio Co. Ltd.	5,000	65,610

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Obara Group, Inc.	3,300	$89,769
	Obayashi Corp.	151,400	1,401,440
	OBIC Business Consultants Co. Ltd.	6,300	304,670
	Obic Co. Ltd.	13,700	2,104,451
	Ocean System Corp.	1,000	7,223
	Ochi Holdings Co. Ltd.	1,800	19,098
	Odakyu Electric Railway Co. Ltd.	25,600	391,181
	Oenon Holdings, Inc.	11,900	29,539
	Ohashi Technica, Inc.	2,500	30,042
	Ohba Co. Ltd.	4,500	30,902
	Ohmoto Gumi Co. Ltd.	1,500	25,060
	Oiles Corp.	5,300	76,669
#*	Oisix ra daichi, Inc.	11,300	106,885
	Oita Bank Ltd.	2,900	53,169
	Oji Holdings Corp.	121,200	473,872
	Okabe Co. Ltd.	12,800	69,710
	Okamoto Industries, Inc.	3,700	125,371
	Okamoto Machine Tool Works Ltd.	1,100	45,528
	Okamura Corp.	24,100	361,190
	Okasan Securities Group, Inc.	64,600	316,167
	Oki Electric Industry Co. Ltd.	25,000	175,657
	Okinawa Financial Group, Inc.	4,980	85,585
	OKUMA Corp.	10,600	476,938
	Okumura Corp.	14,600	510,553
	Okura Industrial Co. Ltd.	4,000	77,319
#	Okuwa Co. Ltd.	9,400	56,406
	Olba Healthcare Holdings, Inc.	800	10,126
	Olympus Corp.	166,300	2,461,849
	Omron Corp.	14,000	629,514
	Ono Pharmaceutical Co. Ltd.	92,000	1,658,220
	Onoken Co. Ltd.	10,300	126,995
	Onward Holdings Co. Ltd.	40,800	149,779
#	Ootoya Holdings Co. Ltd.	800	29,443
	Open House Group Co. Ltd.	59,600	1,863,818
	Open Up Group, Inc.	31,900	494,116
	Optex Group Co. Ltd.	5,500	68,305
*	Optim Corp.	7,000	44,925
	Optorun Co. Ltd.	8,300	95,907
	Oracle Corp.	8,700	685,639
	Organo Corp.	9,600	396,510
	Oricon, Inc.	5,900	33,073
	Orient Corp.	12,430	93,796
	Oriental Consultants Holdings Co. Ltd.	2,100	42,228
	Oriental Land Co. Ltd.	77,500	2,878,355
	Oriental Shiraishi Corp.	40,000	100,161
	Oro Co. Ltd.	2,200	43,442
	Osaka Gas Co. Ltd.	41,900	882,282
	Osaka Organic Chemical Industry Ltd.	5,893	117,217
	Osaka Soda Co. Ltd.	2,800	196,561
#	OSAKA Titanium Technologies Co. Ltd.	500	9,458
	Osaki Electric Co. Ltd.	9,400	43,766
	OSG Corp.	30,200	410,971
	Otsuka Corp.	36,100	1,519,007
	Otsuka Holdings Co. Ltd.	7,100	279,089
	OUG Holdings, Inc.	1,000	16,665
*	Outsourcing, Inc.	69,200	807,939
	Oyo Corp.	9,900	145,962
	Ozu Corp.	1,500	16,693
	Pacific Industrial Co. Ltd.	10,500	101,925

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Pack Corp.	8,900	$204,871
	PAL GROUP Holdings Co. Ltd.	16,600	265,472
	PALTAC Corp.	10,100	307,499
	Pan Pacific International Holdings Corp.	50,000	1,080,824
	Panasonic Holdings Corp.	175,400	1,652,053
	Paraca, Inc.	900	11,895
	Paramount Bed Holdings Co. Ltd.	9,600	173,387
*	Park24 Co. Ltd.	31,326	409,330
	Parker Corp.	7,900	43,978
	Pasco Corp.	2,100	26,329
	Pasona Group, Inc.	17,600	320,955
	PCI Holdings, Inc.	2,900	19,973
	Pegasus Co. Ltd.	7,900	23,885
	Penta-Ocean Construction Co. Ltd.	90,000	482,217
	People Dreams & Technologies Group Co. Ltd.	3,600	46,497
*	PeptiDream, Inc.	21,100	184,910
	Persol Holdings Co. Ltd.	1,415,000	2,249,441
#	Pharma Foods International Co. Ltd.	1,800	12,253
	PHC Holdings Corp.	6,700	69,328
*	PIA Corp.	900	20,631
	Pigeon Corp.	51,400	561,735
	Pilot Corp.	12,300	343,488
	Plus Alpha Consulting Co. Ltd.	2,800	48,800
	Pola Orbis Holdings, Inc.	32,700	338,281
#	Pole To Win Holdings, Inc.	14,300	48,507
	Premium Group Co. Ltd.	13,500	162,716
	Press Kogyo Co. Ltd.	20,000	87,629
	Pressance Corp.	9,400	106,322
	Prestige International, Inc.	50,500	207,361
	Procrea Holdings, Inc.	10,125	130,718
	Pronexus, Inc.	4,500	39,536
	Pro-Ship, Inc.	5,300	51,110
	Proto Corp.	10,400	92,730
	PS Mitsubishi Construction Co. Ltd.	4,640	29,794
#	Punch Industry Co. Ltd.	8,400	24,203
	QB Net Holdings Co. Ltd.	3,500	35,943
	Qol Holdings Co. Ltd.	18,700	224,538
	Quick Co. Ltd.	9,900	175,837
	Raccoon Holdings, Inc.	9,600	43,295
	Raito Kogyo Co. Ltd.	15,900	222,268
	Raiznext Corp.	5,500	58,527
*	Raksul, Inc.	20,400	158,306
	Rakus Co. Ltd.	32,400	532,530
*	Rakuten Group, Inc.	118,100	518,785
	Rasa Corp.	2,500	28,636
	Rasa Industries Ltd.	4,800	74,973
	Raysum Co. Ltd.	2,044	50,350
	Recruit Holdings Co. Ltd.	375,900	14,847,567
	Relo Group, Inc.	52,144	523,407
#	Renaissance, Inc.	1,500	9,423
*	Renesas Electronics Corp.	21,900	359,326
	Rengo Co. Ltd.	95,500	619,323
*	RENOVA, Inc.	23,200	199,324
	Resonac Holdings Corp.	63,900	1,274,261
	Restar Holdings Corp.	1,400	29,014
#	Retail Partners Co. Ltd.	6,900	81,675
	Rheon Automatic Machinery Co. Ltd.	3,700	38,625
	Rhythm Co. Ltd.	1,800	43,257
	Riberesute Corp.	2,000	10,726

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Ricoh Co. Ltd.	71,700	$563,562
	Ricoh Leasing Co. Ltd.	9,700	332,971
	Riken Keiki Co. Ltd.	5,400	266,796
	Riken Technos Corp.	21,600	126,777
	Riken Vitamin Co. Ltd.	6,200	97,091
	Rinnai Corp.	19,200	434,992
	Rion Co. Ltd.	3,400	57,525
	Riso Kagaku Corp.	2,900	58,607
	Rix Corp.	900	22,545
	Rohto Pharmaceutical Co. Ltd.	76,100	1,557,130
	Roland Corp.	5,800	192,698
	Roland DG Corp.	4,300	112,856
	Rorze Corp.	3,300	366,523
	Ryobi Ltd.	6,700	123,521
	RYODEN Corp.	8,900	161,411
	Ryohin Keikaku Co. Ltd.	99,100	1,540,920
	Ryosan Co. Ltd.	12,800	421,755
	S&B Foods, Inc.	2,900	83,471
	Sac's Bar Holdings, Inc.	7,300	41,762
	Saibu Gas Holdings Co. Ltd.	11,800	154,721
	Saison Information Systems Co. Ltd.	1,300	17,670
	Saizeriya Co. Ltd.	2,800	96,122
	Sakai Chemical Industry Co. Ltd.	3,600	46,605
	Sakai Heavy Industries Ltd.	1,900	89,821
	Sakai Moving Service Co. Ltd.	4,800	91,236
	Sakata INX Corp.	28,900	278,835
#	Sakura Internet, Inc.	8,400	204,468
	Sala Corp.	23,600	128,137
	SAMTY Co. Ltd.	9,100	155,051
	San ju San Financial Group, Inc.	1,000	13,113
	San-A Co. Ltd.	7,300	225,466
	San-Ai Obbli Co. Ltd.	42,000	473,572
	Sangetsu Corp.	24,000	528,632
	Sanken Electric Co. Ltd.	6,599	303,179
	Sanki Engineering Co. Ltd.	28,500	365,628
	Sanko Gosei Ltd.	5,600	24,942
	Sanko Metal Industrial Co. Ltd.	1,300	44,252
	Sankyo Co. Ltd.	19,900	1,217,215
	Sankyo Frontier Co. Ltd.	1,400	40,103
	Sankyo Seiko Co. Ltd.	20,200	101,201
	Sankyu, Inc.	14,200	530,828
	Sanrio Co. Ltd.	17,800	743,278
	Sansei Technologies, Inc.	4,600	40,449
	Sansha Electric Manufacturing Co. Ltd.	4,600	53,256
	Sanshin Electronics Co. Ltd.	5,000	82,046
	Santec Holdings Corp.	1,800	43,738
	Santen Pharmaceutical Co. Ltd.	93,100	940,526
	Sanwa Holdings Corp.	100,200	1,531,475
	Sanyo Chemical Industries Ltd.	6,100	178,286
	Sanyo Denki Co. Ltd.	3,800	158,003
	Sanyo Shokai Ltd.	4,300	78,605
	Sanyo Trading Co. Ltd.	10,700	95,341
	Sapporo Holdings Ltd.	12,900	596,481
	Sata Construction Co. Ltd.	7,700	34,422
	Sato Holdings Corp.	9,800	144,091
	Sato Shoji Corp.	6,100	65,582
	Sawai Group Holdings Co. Ltd.	8,700	329,295
	Saxa Holdings, Inc.	1,300	24,789
	SB Technology Corp.	5,000	84,198

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
*	SBI ARUHI Corp.	5,500	$31,983
	SBI Global Asset Management Co. Ltd.	4,600	21,836
	SBI Holdings, Inc.	37,200	913,842
	SBI Insurance Group Co. Ltd.	1,900	14,018
	SBS Holdings, Inc.	9,500	160,806
	SCREEN Holdings Co. Ltd.	14,800	1,451,277
	Scroll Corp.	10,400	71,843
	SCSK Corp.	29,029	569,973
	SEC Carbon Ltd.	1,000	17,466
	Secom Co. Ltd.	21,000	1,524,187
	Sega Sammy Holdings, Inc.	63,700	937,511
	Seibu Holdings, Inc.	39,200	553,991
	Seika Corp.	4,900	103,694
#	Seikitokyu Kogyo Co. Ltd.	5,800	74,425
	Seiko Epson Corp.	46,100	672,941
	Seiko Group Corp.	7,500	133,801
	Seino Holdings Co. Ltd.	31,800	464,402
#	Sekisui House Ltd.	125,700	2,837,576
	Sekisui Jushi Corp.	6,200	106,788
	Sekisui Kasei Co. Ltd.	12,400	42,370
	SEMITEC Corp.	2,000	24,732
	Senko Group Holdings Co. Ltd.	43,020	336,348
	Senshu Electric Co. Ltd.	7,000	177,969
*	Senshukai Co. Ltd.	11,400	23,878
	Seria Co. Ltd.	13,300	243,725
	Seven & i Holdings Co. Ltd.	142,200	5,616,163
	Seven Bank Ltd.	260,800	545,939
	SG Holdings Co. Ltd.	73,500	951,832
*	Sharingtechnology, Inc.	6,500	23,555
*	Sharp Corp.	23,200	156,004
	Shibaura Electronics Co. Ltd.	1,600	59,417
	Shibaura Machine Co. Ltd.	9,000	218,204
#	Shibaura Mechatronics Corp.	5,100	241,583
	Shibuya Corp.	6,300	107,070
*	SHIFT, Inc.	4,800	865,312
	Shiga Bank Ltd.	9,700	241,182
	Shikibo Ltd.	3,500	28,818
	Shikoku Bank Ltd.	5,400	37,451
	Shikoku Kasei Holdings Corp.	18,700	231,228
	Shima Seiki Manufacturing Ltd.	11,100	112,882
	Shimadzu Corp.	56,100	1,551,275
	Shimamura Co. Ltd.	8,400	921,551
	Shimano, Inc.	14,000	2,010,054
	Shimizu Corp.	110,800	741,709
	Shimojima Co. Ltd.	4,600	41,183
	Shin Nippon Air Technologies Co. Ltd.	4,300	74,278
	Shinagawa Refractories Co. Ltd.	14,000	190,189
	Shin-Etsu Chemical Co. Ltd.	194,100	7,640,199
	Shin-Etsu Polymer Co. Ltd.	22,000	242,004
	Shinmaywa Industries Ltd.	23,100	191,754
	Shinnihon Corp.	9,900	81,463
	Shin-Nihon Tatemono Co. Ltd.	4,300	19,460
	Shinnihonseiyaku Co. Ltd.	5,100	60,162
	Shinsho Corp.	2,000	82,205
	Shinwa Co. Ltd.	3,900	65,132
	Shinwa Co. Ltd.	2,600	13,601
	Shionogi & Co. Ltd.	16,900	811,139
	Ship Healthcare Holdings, Inc.	39,100	593,415
	Shiseido Co. Ltd.	97,400	2,715,189

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Shizuoka Financial Group, Inc.	67,900	$620,606
	Shizuoka Gas Co. Ltd.	23,500	160,546
	SHO-BOND Holdings Co. Ltd.	11,800	525,578
	Shoei Co. Ltd.	12,000	160,372
	Shoei Foods Corp.	2,700	81,990
	Shofu, Inc.	2,800	54,062
	Sigma Koki Co. Ltd.	700	7,083
	SIGMAXYZ Holdings, Inc.	11,800	110,632
	Siix Corp.	6,300	66,618
*	Simplex Holdings, Inc.	5,900	107,536
	Sinanen Holdings Co. Ltd.	3,300	92,830
	Sinfonia Technology Co. Ltd.	8,600	137,314
	Sinko Industries Ltd.	7,600	156,927
	Sintokogio Ltd.	8,900	65,635
	SK Kaken Co. Ltd.	2,000	98,750
	SK-Electronics Co. Ltd.	3,800	104,957
	SKY Perfect JSAT Holdings, Inc.	48,500	255,224
	SMC Corp.	4,500	2,504,900
	SMK Corp.	800	13,570
	SMS Co. Ltd.	29,800	538,191
#	Snow Peak, Inc.	7,100	42,856
	Socionext, Inc.	48,400	1,109,235
	Soda Nikka Co. Ltd.	6,600	55,177
	Sodick Co. Ltd.	18,500	89,035
	SoftBank Corp.	453,800	6,029,116
	SoftBank Group Corp.	114,968	4,963,256
	Softcreate Holdings Corp.	8,000	94,136
	Software Service, Inc.	900	76,456
	Sohgo Security Services Co. Ltd.	144,300	787,732
	Soken Chemical & Engineering Co. Ltd.	5,100	97,923
	Solasto Corp.	16,400	64,077
	Soliton Systems KK	5,500	52,916
	Sompo Holdings, Inc.	18,100	938,511
	Sony Group Corp.	204,300	20,035,355
	Sotetsu Holdings, Inc.	15,500	284,086
	Sotoh Co. Ltd.	2,400	11,214
#	Space Co. Ltd.	6,900	44,444
	Sparx Group Co. Ltd.	10,360	127,583
	SPK Corp.	3,600	49,827
	S-Pool, Inc.	34,100	71,534
	Sprix, Inc.	3,000	16,637
	Square Enix Holdings Co. Ltd.	20,700	808,878
	SRA Holdings	7,000	179,928
#*	SRE Holdings Corp.	2,600	58,677
	Star Mica Holdings Co. Ltd.	15,200	61,908
	Star Micronics Co. Ltd.	9,000	107,408
	Startia Holdings, Inc.	2,300	23,244
	Starts Corp., Inc.	16,500	338,478
	Stella Chemifa Corp.	5,100	111,391
	STI Foods Holdings, Inc.	400	11,259
	Strike Co. Ltd.	3,406	109,892
#	Studio Alice Co. Ltd.	3,900	55,574
	Subaru Corp.	255,700	5,101,038
	Subaru Enterprise Co. Ltd.	2,500	52,186
	Sugi Holdings Co. Ltd.	16,300	778,808
	Sugimoto & Co. Ltd.	4,900	75,404
	Sumitomo Bakelite Co. Ltd.	18,300	909,465
#	Sumitomo Chemical Co. Ltd.	401,531	945,437
	Sumitomo Densetsu Co. Ltd.	8,800	181,896

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sumitomo Forestry Co. Ltd.	38,900	$1,143,474
	Sumitomo Heavy Industries Ltd.	48,700	1,263,497
	Sumitomo Metal Mining Co. Ltd.	56,900	1,572,640
	Sumitomo Mitsui Construction Co. Ltd.	66,200	185,677
	Sumitomo Mitsui Financial Group, Inc., Sponsored ADR	46,195	475,347
	Sumitomo Mitsui Financial Group, Inc.	111,704	5,810,099
	Sumitomo Mitsui Trust Holdings, Inc.	107,600	2,205,074
	Sumitomo Pharma Co. Ltd.	73,000	214,289
	Sumitomo Realty & Development Co. Ltd.	37,300	1,173,053
	Sumitomo Seika Chemicals Co. Ltd.	4,100	145,299
	Sun Frontier Fudousan Co. Ltd.	15,400	184,173
	Sundrug Co. Ltd.	33,400	1,007,353
	Suntory Beverage & Food Ltd.	25,600	835,194
	Suruga Bank Ltd.	42,800	249,426
	Suzuken Co. Ltd.	32,090	996,105
	Suzuki Motor Corp.	31,800	1,428,413
	SWCC Corp.	9,700	199,708
	Sysmex Corp.	43,400	2,351,077
	System Research Co. Ltd.	2,300	46,527
	System Support, Inc.	1,600	21,317
	Systems Engineering Consultants Co. Ltd.	1,000	36,986
	Systena Corp.	107,700	217,693
	Syuppin Co. Ltd.	13,500	95,159
	T Hasegawa Co. Ltd.	8,100	181,768
	T RAD Co. Ltd.	1,600	39,089
	T&D Holdings, Inc.	82,900	1,372,720
	T&K Toka Co. Ltd.	14,500	138,117
	Tachikawa Corp.	2,200	21,314
	Tachi-S Co. Ltd.	3,000	40,333
	Tadano Ltd.	44,900	365,508
	Taihei Dengyo Kaisha Ltd.	5,000	151,018
	Taiho Kogyo Co. Ltd.	4,100	23,519
	Taikisha Ltd.	15,400	459,179
	Taisei Corp.	26,700	973,444
	Taisei Lamick Co. Ltd.	2,800	56,542
	Taisei Oncho Co. Ltd.	1,900	76,465
	Taisho Pharmaceutical Holdings Co. Ltd.	7,600	442,270
	Taiyo Holdings Co. Ltd.	23,696	522,113
	Takamatsu Construction Group Co. Ltd.	7,500	150,613
	Takamiya Co. Ltd.	13,900	45,723
	Takano Co. Ltd.	1,800	12,012
	Takaoka Toko Co. Ltd.	4,100	66,595
	Takara & Co. Ltd.	5,100	97,587
	Takara Bio, Inc.	14,500	123,262
	Takara Holdings, Inc.	34,523	292,079
	Takara Standard Co. Ltd.	8,400	100,363
	Takasago International Corp.	8,000	191,055
	Takasago Thermal Engineering Co. Ltd.	26,300	607,693
	Takashima & Co. Ltd.	5,200	47,273
	Takashimaya Co. Ltd.	33,800	470,876
	Take & Give Needs Co. Ltd.	2,500	20,145
	Takeda Pharmaceutical Co. Ltd.	223,330	6,563,776
#	Takeda Pharmaceutical Co. Ltd., Sponsored ADR	5,752	83,979
	Takeuchi Manufacturing Co. Ltd.	15,200	519,654
	Takuma Co. Ltd.	18,500	217,676
	Tama Home Co. Ltd.	8,100	223,590
	Tanseisha Co. Ltd.	2,000	11,428
#*	Tatsuta Electric Wire & Cable Co. Ltd.	16,100	76,492
#	Tay Two Co. Ltd.	18,300	15,957

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Tayca Corp.	3,500	$33,015
#	Tazmo Co. Ltd.	2,000	44,579
	Tbk Co. Ltd.	3,900	10,645
	TBS Holdings, Inc.	10,500	243,489
#	TDC Soft, Inc.	5,900	91,249
	TechMatrix Corp.	20,400	217,918
#*	Techno Horizon Co. Ltd.	7,800	26,881
	Techno Medica Co. Ltd.	2,500	33,398
	Techno Ryowa Ltd.	4,200	44,785
	Techno Smart Corp.	1,700	20,918
	Technoflex Corp.	1,200	9,135
	TechnoPro Holdings, Inc.	68,100	1,570,033
	Tecnos Japan, Inc.	6,800	29,528
	Teijin Ltd.	83,342	766,695
	Teikoku Electric Manufacturing Co. Ltd.	4,000	79,682
	Teikoku Sen-I Co. Ltd.	5,800	87,515
	Teikoku Tsushin Kogyo Co. Ltd.	900	12,080
	Tekken Corp.	5,500	80,991
	Tenma Corp.	2,100	32,333
#	Tenpo Innovation Co. Ltd.	3,100	21,146
	Terumo Corp.	18,600	629,646
	TESEC Corp.	800	12,838
	Tess Holdings Co. Ltd.	7,600	23,610
	T-Gaia Corp.	5,200	70,369
	THK Co. Ltd.	23,300	447,980
	Tigers Polymer Corp.	2,500	16,140
	TIS, Inc.	45,900	1,020,900
	TKC Corp.	11,200	290,112
#*	TKP Corp.	3,700	41,968
	Toa Corp.	9,200	71,640
	Toa Corp.	4,500	118,950
	TOA ROAD Corp.	2,500	120,008
	Toagosei Co. Ltd.	69,800	668,106
	Tobishima Corp.	10,030	103,504
	Tobu Railway Co. Ltd.	13,400	354,876
	TOC Co. Ltd.	13,400	64,208
	Tocalo Co. Ltd.	13,200	140,410
	Toda Corp.	96,300	607,174
#	Toei Animation Co. Ltd.	2,400	321,111
	Toell Co. Ltd.	3,900	21,569
	Toenec Corp.	4,700	154,185
	Togami Electric Manufacturing Co. Ltd.	800	13,553
	Toho Co. Ltd.	9,400	306,203
#	Toho Co. Ltd.	3,300	63,681
	Toho Gas Co. Ltd.	40,600	815,650
	Toho Holdings Co. Ltd.	34,300	742,886
#	Toho Titanium Co. Ltd.	6,300	83,799
	Toho Zinc Co. Ltd.	3,700	28,699
#	Tohokushinsha Film Corp.	5,900	57,862
	Tokai Corp.	6,000	85,690
	TOKAI Holdings Corp.	29,800	200,945
	Tokai Rika Co. Ltd.	13,500	213,584
	Tokai Tokyo Financial Holdings, Inc.	55,500	214,093
	Token Corp.	1,520	97,474
	Tokio Marine Holdings, Inc.	267,800	7,061,195
	Tokushu Tokai Paper Co. Ltd.	2,800	74,729
	Tokyo Century Corp.	84,000	933,356
	Tokyo Electron Device Ltd.	12,000	475,453
	Tokyo Electron Ltd.	73,500	13,639,573

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Tokyo Energy & Systems, Inc.	12,500	$87,526
	Tokyo Gas Co. Ltd.	70,900	1,628,705
	Tokyo Individualized Educational Institute, Inc.	11,500	35,087
	Tokyo Keiki, Inc.	4,000	48,636
	Tokyo Ohka Kogyo Co. Ltd.	54,900	1,253,943
	Tokyo Sangyo Co. Ltd.	11,000	55,735
	Tokyo Seimitsu Co. Ltd.	19,900	1,288,996
	Tokyo Tatemono Co. Ltd.	95,800	1,476,462
#	Tokyo Theatres Co., Inc.	3,200	24,663
	Tokyu Construction Co. Ltd.	35,700	198,721
	Tokyu Corp.	53,383	626,405
	Tokyu Fudosan Holdings Corp.	276,700	1,850,451
	Toli Corp.	19,900	46,153
#	Tomoe Corp.	6,300	24,345
	Tomoe Engineering Co. Ltd.	3,700	92,535
	Tomoku Co. Ltd.	4,400	71,805
	TOMONY Holdings, Inc.	33,900	93,347
	Tomy Co. Ltd.	58,500	959,787
	Tonami Holdings Co. Ltd.	2,100	67,425
	Topcon Corp.	46,800	537,668
	TOPPAN Holdings, Inc.	24,740	681,944
	Topre Corp.	9,900	144,097
	Toray Industries, Inc.	292,007	1,458,992
#	Torex Semiconductor Ltd.	2,000	23,524
	Toridoll Holdings Corp.	10,200	312,275
	Torii Pharmaceutical Co. Ltd.	6,100	155,448
	Torikizoku Holdings Co. Ltd.	1,200	30,693
	Torishima Pump Manufacturing Co. Ltd.	5,000	85,598
	Tosei Corp.	14,000	202,166
	Toshiba TEC Corp.	11,600	240,649
	Totech Corp.	3,200	120,438
	Totetsu Kogyo Co. Ltd.	10,900	223,810
	TOTO Ltd.	14,300	387,033
	Towa Corp.	4,700	242,473
	Towa Pharmaceutical Co. Ltd.	3,500	61,248
	Toyo Construction Co. Ltd.	31,500	277,544
	Toyo Corp.	5,100	49,910
*	Toyo Engineering Corp.	23,300	127,588
#	Toyo Gosei Co. Ltd.	1,700	99,470
	Toyo Kanetsu KK	5,100	150,501
	Toyo Machinery & Metal Co. Ltd.	5,800	27,694
	Toyo Seikan Group Holdings Ltd.	56,400	895,885
	Toyo Suisan Kaisha Ltd.	11,000	572,786
	Toyo Tanso Co. Ltd.	5,400	182,226
	Toyobo Co. Ltd.	40,823	306,392
	Toyota Boshoku Corp.	23,900	393,808
	Toyota Industries Corp.	16,100	1,361,724
	Toyota Motor Corp.	1,509,600	30,143,413
	Toyota Tsusho Corp.	51,700	3,387,975
	TPR Co. Ltd.	9,900	132,270
	Trancom Co. Ltd.	1,700	80,564
	Transaction Co. Ltd.	7,000	117,039
	Transcosmos, Inc.	9,200	192,107
#	Treasure Factory Co. Ltd.	3,000	26,846
*	Trend Micro, Inc.	33,300	1,905,072
#	Trenders, Inc.	1,400	8,873
	Trusco Nakayama Corp.	22,100	377,565
	TS Tech Co. Ltd.	41,300	523,145
#	TSI Holdings Co. Ltd.	23,500	109,212

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Tsubaki Nakashima Co. Ltd.	21,200	$108,610
	Tsubakimoto Chain Co.	7,500	216,903
	Tsubakimoto Kogyo Co. Ltd.	2,400	108,859
#	Tsuburaya Fields Holdings, Inc.	15,800	194,665
	Tsugami Corp.	19,400	156,668
#	Tsuruha Holdings, Inc.	19,700	1,558,952
	Tsurumi Manufacturing Co. Ltd.	6,800	167,667
	Tsutsumi Jewelry Co. Ltd.	2,500	36,098
	TV Asahi Holdings Corp.	9,700	115,619
	Tv Tokyo Holdings Corp.	3,700	77,648
	TYK Corp.	7,300	24,900
	UACJ Corp.	17,100	472,324
	Ubicom Holdings, Inc.	1,600	16,230
	Uchida Yoko Co. Ltd.	2,400	123,970
#	Ueki Corp.	1,200	13,239
	Ukai Co. Ltd.	100	2,538
	ULS Group, Inc.	1,400	38,876
#	Ultrafabrics Holdings Co. Ltd.	2,800	25,216
	Ulvac, Inc.	11,100	543,272
	Union Tool Co.	1,300	29,940
	Unipres Corp.	10,500	73,234
	UNIRITA, Inc.	600	8,103
	United Arrows Ltd.	9,900	129,829
#	United Super Markets Holdings, Inc.	22,300	153,340
	UNITED, Inc.	8,800	55,435
	Urbanet Corp. Co. Ltd.	14,400	39,914
	Usen-Next Holdings Co. Ltd.	6,200	179,955
	User Local, Inc.	1,000	13,783
	Ushio, Inc.	37,500	525,347
	USS Co. Ltd.	66,000	1,248,153
*	UT Group Co. Ltd.	18,300	293,202
	V Technology Co. Ltd.	2,300	42,286
	Valor Holdings Co. Ltd.	14,700	251,146
	Valqua Ltd.	10,100	307,121
*	VALTES HOLDINGS Co. Ltd.	2,000	11,057
	Value HR Co. Ltd.	3,200	31,022
	ValueCommerce Co. Ltd.	9,500	81,023
	Vector, Inc.	17,100	137,320
	Vertex Corp.	4,800	57,771
*	Visional, Inc.	13,300	832,404
	Vital KSK Holdings, Inc.	14,900	116,120
	VT Holdings Co. Ltd.	37,300	134,446
	Wacoal Holdings Corp.	29,400	685,879
	Wacom Co. Ltd.	38,400	176,960
	Wakachiku Construction Co. Ltd.	2,300	47,818
	Wakita & Co. Ltd.	15,300	165,792
	Waseda Academy Co. Ltd.	3,600	42,250
	Watahan & Co. Ltd.	7,500	75,383
	WDB Holdings Co. Ltd.	8,000	125,986
	Weathernews, Inc.	1,600	58,034
	Welcia Holdings Co. Ltd.	46,900	791,148
	Wellnet Corp.	4,700	18,217
	West Holdings Corp.	14,884	342,350
	Will Group, Inc.	11,800	96,705
*	WingArc1st, Inc.	8,400	159,800
	WIN-Partners Co. Ltd.	4,900	42,373
#	Wood One Co. Ltd.	4,921	34,080
#	Workman Co. Ltd.	7,334	209,658
	World Co. Ltd.	10,200	120,941

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	World Holdings Co. Ltd.	4,000	$81,419
	Xebio Holdings Co. Ltd.	9,700	64,481
	Yahagi Construction Co. Ltd.	12,700	126,135
	Yakult Honsha Co. Ltd.	36,800	803,770
	YAKUODO Holdings Co. Ltd.	7,900	138,700
	YAMABIKO Corp.	14,200	159,121
	YAMADA Consulting Group Co. Ltd.	7,800	96,513
	Yamada Holdings Co. Ltd.	122,520	374,247
#	Yamae Group Holdings Co. Ltd.	2,900	64,423
	Yamaha Corp.	13,000	285,877
	Yamaha Motor Co. Ltd.	200,100	1,891,294
	YA-MAN Ltd.	19,300	132,591
	Yamashin-Filter Corp.	7,800	17,634
	Yamato Corp.	10,100	67,492
	Yamato Holdings Co. Ltd.	23,300	402,774
	Yamato Kogyo Co. Ltd.	8,200	453,901
	Yamaura Corp.	2,700	30,245
	Yamaya Corp.	1,000	21,618
	Yamazaki Baking Co. Ltd.	19,800	469,504
	Yamazen Corp.	26,000	222,346
	Yaoko Co. Ltd.	8,900	513,511
	Yaskawa Electric Corp.	44,700	1,684,577
	Yasuda Logistics Corp.	5,700	47,232
	Yellow Hat Ltd.	14,500	180,016
	Yodogawa Steel Works Ltd.	10,200	268,635
	Yokogawa Bridge Holdings Corp.	14,300	276,751
	Yokogawa Electric Corp.	23,800	467,687
	Yokorei Co. Ltd.	18,400	139,974
	Yokowo Co. Ltd.	4,600	44,761
	Yondenko Corp.	5,800	138,611
	Yondoshi Holdings, Inc.	5,000	68,127
#	Yonex Co. Ltd.	22,500	182,835
	Yoshinoya Holdings Co. Ltd.	10,900	243,074
	Yotai Refractories Co. Ltd.	7,200	71,062
	Yuasa Funashoku Co. Ltd.	400	9,613
	Yuasa Trading Co. Ltd.	7,200	239,898
	Yurtec Corp.	19,500	154,022
	Yushin Precision Equipment Co. Ltd.	6,100	27,866
	Yushiro Chemical Industry Co. Ltd.	2,700	34,630
	Yutaka Giken Co. Ltd.	1,500	26,891
	Zaoh Co. Ltd.	2,300	39,035
	Zenitaka Corp.	900	27,613
	Zenkoku Hosho Co. Ltd.	16,400	610,300
	Zenrin Co. Ltd.	9,950	59,840
	Zensho Holdings Co. Ltd.	15,068	737,860
	Zeon Corp.	56,100	508,963
	ZERIA Pharmaceutical Co. Ltd.	900	12,464
	ZIGExN Co. Ltd.	30,800	110,136
	ZOZO, Inc.	29,900	654,706
	Zuiko Corp.	6,500	81,722
TOTAL JAPAN			695,733,277
NETHERLANDS — (5.5%)
	Aalberts NV	23,609	938,890
Ω	ABN AMRO Bank NV, GDR	148,582	2,186,738
	Acomo NV	11,791	224,205
*Ω	Adyen NV	2,824	3,541,823
	Aegon Ltd.	448,929	2,648,428
	Aegon Ltd.	290,070	1,676,605

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
NETHERLANDS — (Continued)
	Akzo Nobel NV	60,794	$4,669,772
#*Ω	Alfen NV	12,936	782,286
	Allfunds Group PLC	209,461	1,501,666
	AMG Critical Materials NV	10,526	223,381
	Aperam SA	30,887	951,818
	Arcadis NV	36,472	2,002,366
	ASM International NV	8,598	4,765,301
	ASML Holding NV	6,365	5,522,119
	ASML Holding NV	67,911	59,070,346
	ASR Nederland NV	97,797	4,608,829
#*	Avantium NV	4,980	13,358
Ω	B&S Group SARL	15,034	60,908
#*Ω	Basic-Fit NV	9,965	288,533
	BE Semiconductor Industries NV	31,181	4,685,827
	Brunel International NV	14,409	160,293
	Coca-Cola Europacific Partners PLC	44,682	3,078,100
	Corbion NV	22,011	426,229
Ω	CTP NV	30,315	517,298
	Flow Traders Ltd.	12,349	221,472
	ForFarmers NV	13,198	33,914
*	Fugro NV	35,053	647,178
	Heineken NV	20,289	2,040,982
	IMCD NV	29,328	4,476,647
	ING Groep NV	649,430	9,227,403
*	InPost SA	75,905	1,140,080
#	JDE Peet's NV	13,836	341,547
	Kendrion NV	6,348	78,947
	Koninklijke Ahold Delhaize NV	285,253	8,022,213
	Koninklijke BAM Groep NV	117,991	325,748
	Koninklijke Heijmans NV, CVA	15,837	229,120
	Koninklijke KPN NV	1,132,985	3,854,121
*	Koninklijke Philips NV	111,244	2,353,429
*	Koninklijke Philips NV	108,616	2,295,052
	Koninklijke Vopak NV	16,533	516,469
*	Lucas Bols NV	4,403	84,853
	MFE-MediaForEurope NV, Class B	19,740	71,208
	Nedap NV	1,635	112,252
	NN Group NV	111,385	4,565,474
*	NX Filtration NV	989	4,273
*	Pharming Group NV	170,880	215,425
#	PostNL NV	112,998	164,661
	Prosus NV	154,849	4,579,960
	Qiagen NV	64,851	2,826,918
	Randstad NV	74,566	4,239,838
	SBM Offshore NV	95,787	1,219,452
Ω	Signify NV	46,032	1,380,253
	Sligro Food Group NV	11,378	176,741
	Stellantis NV	97,814	2,147,995
	TKH Group NV	14,207	572,084
*	TomTom NV	18,988	128,564
	Universal Music Group NV	151,159	4,455,823
	Van Lanschot Kempen NV	13,883	417,984
	Wolters Kluwer NV	114,724	16,912,272
TOTAL NETHERLANDS			184,625,471
NEW ZEALAND — (0.3%)
	Arvida Group Ltd.	119,232	80,585
	Auckland International Airport Ltd.	109,747	565,218
	Briscoe Group Ltd.	8,008	21,787

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
NEW ZEALAND — (Continued)
	Chorus Ltd.	207,081	$1,006,604
	Chorus Ltd., ADR	880	21,230
	Contact Energy Ltd.	62,106	306,088
	EBOS Group Ltd.	26,716	611,805
	Fisher & Paykel Healthcare Corp. Ltd.	74,686	1,078,693
	Freightways Group Ltd.	79,257	409,303
#*	Gentrack Group Ltd.	3,743	15,059
	Hallenstein Glasson Holdings Ltd.	25,034	84,258
	Heartland Group Holdings Ltd.	233,607	198,031
	Infratil Ltd.	70,255	453,214
#	Investore Property Ltd.	98,642	71,197
	KMD Brands Ltd.	256,380	109,641
	Mainfreight Ltd.	10,461	457,807
	Manawa Energy Ltd.	30,134	79,058
	Mercury NZ Ltd.	92,004	379,525
	Meridian Energy Ltd.	182,698	618,942
	Napier Port Holdings Ltd.	4,632	7,087
	NZME Ltd.	21,581	12,875
	NZX Ltd.	164,678	107,751
	Oceania Healthcare Ltd.	118,480	50,640
	Port of Tauranga Ltd.	30,433	99,036
	Rakon Ltd.	24,330	19,127
#	Restaurant Brands New Zealand Ltd.	7,448	18,339
*	Ryman Healthcare Ltd.	45,694	158,737
	Scales Corp. Ltd.	34,958	71,165
*	Serko Ltd.	12,104	30,747
	Skellerup Holdings Ltd.	66,034	192,071
	SKY Network Television Ltd.	62,087	105,977
	SKYCITY Entertainment Group Ltd.	196,482	227,060
	Spark New Zealand Ltd.	347,172	1,126,391
	Summerset Group Holdings Ltd.	47,958	321,583
	TOWER Ltd.	162,997	60,303
#	Turners Automotive Group Ltd.	12,182	34,167
	Vector Ltd.	61,916	141,882
*	Vista Group International Ltd.	42,432	42,229
#	Warehouse Group Ltd.	78,685	76,535
TOTAL NEW ZEALAND			9,471,747
NORWAY — (0.6%)
	2020 Bulkers Ltd.	3,508	46,909
	ABG Sundal Collier Holding ASA	83,825	50,248
*	Adevinta ASA	39,081	418,208
	AF Gruppen ASA	13,278	147,076
#*	Agilyx ASA	11,205	27,501
*	Aker Carbon Capture ASA	48,489	47,807
	Aker Solutions ASA	141,208	523,744
*	AKVA Group ASA	1,484	7,792
*	Archer Ltd.	153,621	14,576
*	ArcticZymes Technologies ASA	5,394	20,633
*	Asetek AS	19,094	13,647
	Atea ASA	44,322	590,627
#*Ω	AutoStore Holdings Ltd.	69,671	127,180
	B2 Impact ASA	89,720	62,603
	Bonheur ASA	4,540	93,342
	Borregaard ASA	29,227	497,042
	Bouvet ASA	31,928	187,464
*	Cadeler AS	16,800	77,161
*	Cloudberry Clean Energy ASA	62,294	59,673
#*Ω	Crayon Group Holding ASA	16,706	140,444

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
	DNB Bank ASA	171,780	$3,339,353
Ω	Elmera Group ASA	53,306	163,279
	Elopak ASA	37,972	108,409
Ω	Entra ASA	31,850	347,608
Ω	Europris ASA	101,496	760,723
*	Gaming Innovation Group, Inc.	24,286	70,062
	Gjensidige Forsikring ASA	27,966	449,818
#	Grieg Seafood ASA	6,521	40,943
*	Hexagon Composites ASA	33,877	75,699
Ω	Kid ASA	12,875	163,127
	Kitron ASA	67,277	204,775
*	Kongsberg Automotive ASA	217,736	36,862
	Kongsberg Gruppen ASA	16,629	847,469
	Leroy Seafood Group ASA	35,948	144,379
*	LINK Mobility Group Holding ASA	69,424	123,301
	Magnora ASA	9,390	26,244
	Medistim ASA	2,470	49,938
*	Morrow Bank ASA	37,152	13,771
	Mowi ASA	28,700	516,613
Ω	Multiconsult ASA	5,960	72,820
*	Nekkar ASA	5,010	4,946
#*	NEL ASA	235,947	117,798
*	Nordic Semiconductor ASA	38,205	383,631
	Norsk Hydro ASA	82,326	482,472
#Ω	Norske Skog ASA	8,765	30,204
*	Northern Ocean Ltd.	10,938	8,594
*	NRC Group ASA	26,226	26,090
#*	Nykode Therapeutics ASA	17,433	29,829
	Odfjell Drilling Ltd.	56,255	208,575
	Odfjell Technology Ltd.	3,913	20,842
Ω	Okeanis Eco Tankers Corp.	1,515	44,137
	Orkla ASA	63,101	494,278
*	Otello Corp. ASA	15,843	12,033
*	Pexip Holding ASA	23,784	55,930
*	PGS ASA	241,687	151,231
*	PhotoCure ASA	1,744	10,769
	Protector Forsikring ASA	26,624	477,046
	Rana Gruber ASA	4,401	32,675
#	Salmar ASA	9,856	547,100
*	SATS ASA	12,194	21,899
*Ω	Scatec ASA	59,564	442,898
	Schibsted ASA, Class A	23,076	707,901
	Schibsted ASA, Class B	17,635	505,229
	Selvaag Bolig ASA	18,660	56,064
*Ω	Shelf Drilling Ltd.	26,428	75,102
*	SmartCraft ASA	7,109	17,042
	Sparebank 1 Oestlandet	17,546	204,087
	SpareBank 1 SR-Bank ASA	59,487	721,419
	Storebrand ASA	231,360	2,080,195
	Subsea 7 SA	68,385	921,692
#	TGS ASA	73,980	720,399
	TOMRA Systems ASA	30,070	302,046
#*	Ultimovacs ASA	1,432	19,078
	Veidekke ASA	40,140	366,216
*	Volue ASA	12,919	27,250
	Wilh Wilhelmsen Holding ASA, Class A	2,015	70,377
*	Zalaris ASA	3,453	16,304
#*	Zaptec ASA	6,781	14,434
TOTAL NORWAY			21,136,682

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
PORTUGAL — (0.2%)
	Altri SGPS SA	40,466	$197,261
	Corticeira Amorim SGPS SA	15,139	154,562
	CTT-Correios de Portugal SA	38,927	154,455
	EDP - Energias de Portugal SA	177,863	793,347
	EDP Renovaveis SA	73,236	1,185,928
*	Greenvolt-Energias Renovaveis SA	13,494	117,647
	Jeronimo Martins SGPS SA	65,158	1,481,909
	Mota-Engil SGPS SA	12,774	73,265
	Navigator Co. SA	51,006	210,171
	NOS SGPS SA	99,545	352,462
	REN - Redes Energeticas Nacionais SGPS SA	167,843	412,386
	Sonae SGPS SA	441,586	426,894
TOTAL PORTUGAL			5,560,287
SINGAPORE — (0.7%)
	AEM Holdings Ltd.	58,200	115,811
*	Avarga Ltd.	145,200	18,915
	Aztech Global Ltd.	33,800	20,726
*††	Best World International Ltd.	49,123	61,782
	Boustead Singapore Ltd.	88,700	57,432
	BRC Asia Ltd.	23,800	32,414
	Bukit Sembawang Estates Ltd.	79,000	193,427
	Capitaland India Trust	207,400	162,107
	Centurion Corp. Ltd.	148,900	42,565
	China Aviation Oil Singapore Corp. Ltd.	148,900	96,922
	China Sunsine Chemical Holdings Ltd.	198,500	58,450
	City Developments Ltd.	345,200	1,566,790
	Civmec Ltd.	50,600	29,157
*	COSCO Shipping International Singapore Co. Ltd.	268,200	27,339
	CSE Global Ltd.	208,300	62,601
*	Dasin Retail Trust	37,500	1,280
	DBS Group Holdings Ltd.	250,277	5,927,882
	DFI Retail Group Holdings Ltd.	83,900	167,281
	Dyna-Mac Holdings Ltd.	224,000	40,584
*††	Ezion Holdings Ltd.	350,280	0
#*††	Ezra Holdings Ltd.	194,482	0
	Far East Orchard Ltd.	51,607	38,760
	Food Empire Holdings Ltd.	66,800	67,054
	Frasers Property Ltd.	118,400	76,700
	Frencken Group Ltd.	117,100	112,054
	Fu Yu Corp. Ltd.	192,800	20,652
*	Gallant Venture Ltd.	272,800	26,270
	Genting Singapore Ltd.	367,900	276,294
	Grand Venture Technology Ltd.	41,400	15,395
	Great Eastern Holdings Ltd.	18,200	237,267
	GuocoLand Ltd.	129,966	142,101
	Haw Par Corp. Ltd.	37,400	264,357
	Ho Bee Land Ltd.	82,800	107,156
	Hong Fok Corp. Ltd.	18,400	11,775
	Hongkong Land Holdings Ltd.	120,400	375,829
	Hour Glass Ltd.	75,700	86,242
	HRnetgroup Ltd.	119,200	63,177
	Hutchison Port Holdings Trust	525,300	78,667
	iFAST Corp. Ltd.	35,800	196,312
	InnoTek Ltd.	33,100	10,637
	ISDN Holdings Ltd.	58,098	14,224
	Keppel Ltd.	180,100	957,008
	Metro Holdings Ltd.	128,400	47,325
	Micro-Mechanics Holdings Ltd.	22,100	28,828

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
#*††	Midas Holdings Ltd.	200,100	$0
	Netlink NBN Trust	332,200	209,110
	OUE Ltd.	72,500	60,981
	Oversea-Chinese Banking Corp. Ltd.	384,745	3,680,228
*	Oxley Holdings Ltd.	373,865	25,626
	Pacific Century Regional Developments Ltd.	48,300	10,054
	Pan-United Corp. Ltd.	105,900	30,093
	Propnex Ltd.	69,200	48,108
	PSC Corp. Ltd.	60,700	15,006
	Q&M Dental Group Singapore Ltd.	53,280	9,904
*	Raffles Education Ltd.	86,403	3,287
*	SATS Ltd.	58,159	118,745
*	Seatrium Ltd.	6,443,300	478,178
	SIA Engineering Co. Ltd.	44,900	76,816
	Silverlake Axis Ltd.	273,300	52,893
	Singapore Exchange Ltd.	160,000	1,117,221
	Singapore Land Group Ltd.	68,500	94,388
	Singapore Post Ltd.	613,600	187,274
	Singapore Technologies Engineering Ltd.	316,400	876,725
	Straits Trading Co. Ltd.	105,062	129,811
*††	Swiber Holdings Ltd.	50,250	0
*††	Swiber Holdings Ltd.	50,250	0
	Thomson Medical Group Ltd.	916,800	35,440
	UMS Holdings Ltd.	93,675	88,802
	United Overseas Bank Ltd.	92,700	1,953,981
	UOL Group Ltd.	121,951	566,289
	Valuetronics Holdings Ltd.	196,810	89,362
	Venture Corp. Ltd.	50,500	503,110
	Vicom Ltd.	32,400	34,719
	Wing Tai Holdings Ltd.	246,500	225,716
	Yangzijiang Shipbuilding Holdings Ltd.	1,098,400	1,371,264
TOTAL SINGAPORE			24,030,680
SPAIN — (2.7%)
	Acciona SA	20,585	2,662,767
	Acerinox SA	58,384	616,371
#	ACS Actividades de Construccion y Servicios SA	90,144	3,557,127
Ω	Aedas Homes SA	5,100	97,504
Ω	Aena SME SA	8,940	1,581,550
	Almirall SA	20,957	198,796
	Amadeus IT Group SA	155,557	10,901,492
#*	Amper SA	365,774	32,348
	Applus Services SA	73,138	883,986
	Atresmedia Corp. de Medios de Comunicacion SA	47,090	189,270
	Azkoyen SA	4,058	27,636
	Banco Bilbao Vizcaya Argentaria SA	461,296	4,317,471
	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	52,384	488,743
	Banco de Sabadell SA	3,336,748	4,330,885
#	Banco Santander SA	2,061,320	8,284,567
	Banco Santander SA, Sponsored ADR	69,983	279,931
	Bankinter SA	324,330	2,002,452
	CaixaBank SA	1,323,221	5,642,201
Ω	Cellnex Telecom SA	63,351	2,437,579
	Construcciones y Auxiliar de Ferrocarriles SA	11,780	423,380
	Corp. ACCIONA Energias Renovables SA	27,014	701,961
#*	Duro Felguera SA	19,192	13,468
*	eDreams ODIGEO SA	8,936	67,879
	Elecnor SA	13,628	278,886
	Enagas SA	68,721	1,118,763

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SPAIN — (Continued)
	Ence Energia y Celulosa SA	42,006	$132,816
	Endesa SA	43,402	859,878
	Ercros SA	13,714	36,632
	Faes Farma SA	111,696	367,053
	Ferrovial SE	38,565	1,470,705
	Fluidra SA	18,282	395,791
Ω	Gestamp Automocion SA	49,585	164,477
Ω	Global Dominion Access SA	41,176	159,091
*	Grenergy Renovables SA	3,309	115,442
*	Grifols SA	49,627	540,574
	Grupo Catalana Occidente SA	20,983	752,087
	Grupo Empresarial San Jose SA	2,330	10,377
	Iberdrola SA	578,623	6,967,174
	Iberdrola SA	9,976	120,476
	Indra Sistemas SA	115,645	2,053,187
	Industria de Diseno Textil SA	266,496	11,394,667
	Laboratorios Farmaceuticos Rovi SA	9,102	627,788
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	189,622	198,236
	Mapfre SA	439,360	967,433
	Naturgy Energy Group SA	16,255	437,711
Ω	Neinor Homes SA	14,848	167,416
*	Obrascon Huarte Lain SA	132,804	58,183
	Pharma Mar SA	3,121	130,281
*	Promotora de Informaciones SA, Class A	51,144	15,968
Ω	Prosegur Cash SA	43,253	23,510
	Prosegur Compania de Seguridad SA	103,085	195,054
	Realia Business SA	163,953	186,838
	Redeia Corp. SA	174,624	2,905,764
	Sacyr SA	137,233	452,423
	Sacyr SA	2,744	9,062
*	Solaria Energia y Medio Ambiente SA	47,470	700,853
*	Soltec Power Holdings SA	4,800	15,518
Ω	Talgo SA	18,976	85,774
*	Tecnicas Reunidas SA	32,859	276,014
	Telefonica SA, Sponsored ADR	23,601	96,528
	Telefonica SA	1,528,517	6,219,281
	Tubacex SA	21,112	77,726
Ω	Unicaja Banco SA	493,565	471,919
TOTAL SPAIN			90,996,720
SWEDEN — (3.8%)
Ω	AcadeMedia AB	32,407	176,968
	AddLife AB, Class B	33,531	361,413
	Addnode Group AB	38,048	340,760
	AddTech AB, Class B	98,735	2,036,874
	AFRY AB	55,114	761,077
	Alfa Laval AB	31,752	1,165,070
Ω	Alimak Group AB	26,720	235,480
	Alleima AB	45,187	299,985
	Alligo AB, Class B	9,012	114,437
Ω	Ambea AB	41,814	212,289
#*	Annehem Fastigheter AB, Class B	13,412	24,445
#	AQ Group AB	2,457	128,403
	Arise AB	5,751	25,136
	Arjo AB, Class B	49,315	230,823
	Assa Abloy AB, Class B	86,434	2,370,515
	Atlas Copco AB, Class A	503,290	8,032,213
	Atlas Copco AB, Class B	293,381	4,062,726
	Atrium Ljungberg AB, Class B	14,480	289,248

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
*Ω	Attendo AB	53,264	$208,379
#	Avanza Bank Holding AB	93,867	1,885,550
	Axfood AB	45,705	1,154,914
	Beijer Alma AB	16,990	299,362
#	Beijer Ref AB	36,411	495,735
	Bergman & Beving AB	14,044	245,374
*	Besqab AB	2,292	7,111
	Betsson AB, Class B	74,445	810,194
*	Better Collective AS	14,499	405,828
*	BHG Group AB	69,702	113,350
	Bilia AB, Class A	49,600	599,633
	Billerud Aktiebolag	127,918	1,137,458
*Ω	BioArctic AB	2,220	48,152
	BioGaia AB, Class B	22,311	240,619
	Biotage AB	8,848	125,763
	Bjorn Borg AB	8,728	40,704
	Boliden AB	114,053	3,027,271
#*	Bonava AB, Class B	47,264	53,288
*Ω	Boozt AB	4,384	51,229
Ω	Bravida Holding AB	77,113	584,726
	BTS Group AB, Class B	554	16,176
	Bufab AB	16,024	567,514
	Bulten AB	4,602	32,118
	Bure Equity AB	26,639	760,846
*	Byggfakta Group Nordic Holdco AB	6,522	28,923
*	Byggmax Group AB	33,690	116,747
*	Camurus AB	11,076	549,097
*	Castellum AB	48,636	626,134
	Catella AB	25,393	73,885
	Catena AB	11,657	497,016
#*	Catena Media PLC	25,625	24,549
*	Cavotec SA	12,463	16,992
	Cellavision AB	4,218	81,626
	Cibus Nordic Real Estate AB publ	5,517	65,003
	Clas Ohlson AB, Class B	32,028	455,776
	Cloetta AB, Class B	99,923	179,858
	Concentric AB	18,657	306,636
Ω	Coor Service Management Holding AB	48,571	204,659
#	Corem Property Group AB, Class B	173,333	174,637
	Corem Property Group AB, Class D	969	17,455
	CTT Systems AB	1,705	41,154
	Dedicare AB, Class B	3,726	38,055
	Dios Fastigheter AB	34,818	270,067
Ω	Dometic Group AB	111,140	884,442
*Ω	Dustin Group AB	155,604	173,881
	Eastnine AB	4,897	78,716
	Elanders AB, Class B	2,415	23,302
*	Electrolux AB, Class B	57,791	540,578
	Electrolux Professional AB, Class B	98,633	524,080
#	Elekta AB, Class B	135,857	1,025,137
*Ω	Eltel AB	21,941	15,134
*	Embracer Group AB	224,315	428,098
*	Enea AB	6,109	31,312
#	Engcon AB	4,554	36,442
	Eolus Vind AB, Class B	4,899	39,446
	Epiroc AB, Class A	122,992	2,173,115
	Epiroc AB, Class B	73,342	1,143,541
Ω	Evolution AB	34,673	4,048,544
	Ework Group AB	3,663	51,225

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Fabege AB	125,535	$1,175,750
	Fagerhult Group AB	18,736	119,335
*	Fastighets AB Balder, Class B	79,516	527,771
#	FastPartner AB, Class A	12,345	77,872
	FastPartner AB, Class D	2,011	11,214
	Fenix Outdoor International AG	1,370	97,793
*	FormPipe Software AB	5,484	14,437
	Fortnox AB	263,433	1,452,381
	G5 Entertainment AB	3,758	58,428
	Getinge AB, Class B	35,608	761,197
	Granges AB	74,107	734,820
*Ω	Green Landscaping Group AB	1,854	12,688
#	H & M Hennes & Mauritz AB, Class B	121,099	1,708,555
	Hanza AB	9,770	74,299
	Heba Fastighets AB, Class B	27,228	85,492
	Hemnet Group AB	36,364	981,748
	Hexagon AB, Class B	164,378	1,793,953
#	Hexatronic Group AB	57,526	120,667
	Hexpol AB	83,592	956,840
#	HMS Networks AB	14,199	624,686
*Ω	Hoist Finance AB	31,835	105,911
	Holmen AB, Class B	21,139	833,073
	Hufvudstaden AB, Class A	39,757	514,093
	Husqvarna AB, Class A	7,960	62,055
	Husqvarna AB, Class B	81,283	632,293
	Indutrade AB	63,376	1,539,662
	Instalco AB	105,312	421,110
#	Intrum AB	37,740	223,143
	INVISIO AB	13,168	255,580
	Inwido AB	21,528	262,974
	ITAB Shop Concept AB	2,638	3,448
#	JM AB	40,195	654,531
*	John Mattson Fastighetsforetagen AB	6,876	35,058
	Kabe Group AB, Class B	1,438	44,700
*	Karnov Group AB	25,012	135,046
#*	K-fast Holding AB	14,921	34,684
	Kindred Group PLC, SDR	177,956	2,093,510
	KNOW IT AB	14,453	194,358
	Lagercrantz Group AB, Class B	85,860	1,122,510
	Lifco AB, Class B	52,067	1,256,215
	Lime Technologies AB	5,335	173,901
	Lindab International AB	26,459	502,422
	Loomis AB	19,773	541,345
*	Medcap AB	1,379	50,251
	Medicover AB, Class B	18,986	313,112
	MEKO AB	16,482	166,887
	Micro Systemation AB, Class B	5,726	33,458
*	Midsona AB, Class B	13,356	10,416
*	Millicom International Cellular SA, SDR	43,156	740,321
	MIPS AB	3,586	119,131
*	Modern Times Group MTG AB, Class B	49,566	379,379
	Momentum Group AB	8,431	110,322
Ω	Munters Group AB	43,997	702,246
	Mycronic AB	28,873	803,069
	NCAB Group AB	77,804	503,202
	NCC AB, Class B	34,646	442,432
	Nederman Holding AB	7,369	129,469
*	Net Insight AB, Class B	124,933	63,640
	New Wave Group AB, Class B	35,622	316,372

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
#	Nibe Industrier AB, Class B	132,687	$792,829
	Nilorngruppen AB, Class B	3,984	23,317
*	Nobia AB	44,971	47,745
	Nordic Waterproofing Holding AB	12,584	203,629
	Nordnet AB publ	65,982	1,038,263
*	Norion Bank AB	24,827	98,318
*	Norva24 Group AB	4,117	10,804
	NP3 Fastigheter AB	2,597	51,163
	Nyfosa AB	55,254	494,213
	OEM International AB, Class B	32,132	303,659
*	OX2 AB	59,086	281,130
	Pandox AB	32,900	451,133
	Peab AB, Class B	84,001	414,708
	Platzer Fastigheter Holding AB, Class B	30,544	248,818
	Prevas AB, Class B	3,001	34,677
	Proact IT Group AB	11,094	99,260
	Probi AB	616	12,106
	Ratos AB, Class B	145,087	478,249
*	RaySearch Laboratories AB	8,329	73,185
	Rejlers AB	5,502	64,715
Ω	Resurs Holding AB	50,452	69,331
	Rottneros AB	32,778	39,981
	Rvrc Holding AB	22,164	134,835
	Saab AB, Class B	16,378	1,054,595
	Sagax AB, Class A	309	7,473
	Sagax AB, Class B	43,876	1,066,244
#	Samhallsbyggnadsbolaget i Norden AB	120,629	55,272
	Samhallsbyggnadsbolaget i Norden AB, Class D	31,924	17,726
	Sandvik AB	135,077	2,838,762
*Ω	Scandic Hotels Group AB	75,813	349,283
*	Sdiptech AB, Class B	7,294	181,028
	Sectra AB, Class B	56,796	1,057,908
	Securitas AB, Class B	161,122	1,565,148
*	Sedana Medical AB	7,288	15,017
	Sensys Gatso Group AB	3,064	21,619
#	Serneke Group AB	7,020	16,898
*Ω	Sinch AB	198,756	610,379
	SinterCast AB	1,838	17,537
	Skandinaviska Enskilda Banken AB, Class A	346,676	4,923,540
	Skandinaviska Enskilda Banken AB, Class C	3,672	53,537
#	Skanska AB, Class B	69,384	1,203,091
	SKF AB, Class A	4,084	81,355
	SKF AB, Class B	49,068	966,891
	SkiStar AB	23,625	296,734
	Softronic AB, Class B	16,050	30,723
	Solid Forsakring AB	5,045	28,161
*	Stendorren Fastigheter AB	245	4,402
*	Stillfront Group AB	212,710	220,441
	Storskogen Group AB, Class B	315,544	217,820
	Svenska Cellulosa AB SCA, Class A	5,252	71,645
	Svenska Cellulosa AB SCA, Class B	106,623	1,451,557
#	Svenska Handelsbanken AB, Class A	195,015	2,102,326
#	Svenska Handelsbanken AB, Class B	4,821	64,449
	Sweco AB, Class B	44,232	518,479
	Swedbank AB, Class A	125,710	2,561,716
*	Swedish Orphan Biovitrum AB	60,575	1,700,227
	Systemair AB	37,967	272,740
	Tele2 AB, Class B	213,355	1,819,071
#	Telefonaktiebolaget LM Ericsson, Sponsored ADR	51,015	281,093

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
#	Telefonaktiebolaget LM Ericsson, Class A	14,695	$80,984
	Telefonaktiebolaget LM Ericsson, Class B	469,394	2,602,074
#	Telia Co. AB	884,089	2,280,218
*	TF Bank AB	960	16,087
Ω	Thule Group AB	31,646	805,236
*	Transtema Group AB	4,734	6,364
	Trelleborg AB, Class B	25,287	769,665
	Troax Group AB	13,050	283,506
#*	Truecaller AB, Class B	44,698	132,160
	VBG Group AB, Class B	7,388	181,789
#*	Viaplay Group AB	28,104	6,439
	Vitec Software Group AB, Class B	8,890	493,801
	Vitrolife AB	25,594	421,364
	Volati AB	9,287	101,453
	Volvo AB, Class A	48,000	1,180,087
	Volvo AB, Class B	317,940	7,619,534
#*	Volvo Car AB, Class B	115,390	300,822
#	Wallenstam AB, Class B	147,862	742,232
	Wihlborgs Fastigheter AB	122,152	1,091,996
	XANO Industri AB, Class B	4,020	30,841
TOTAL SWEDEN			129,037,280
SWITZERLAND — (8.1%)
	ABB Ltd.	271,023	11,467,472
	Accelleron Industries AG	32,340	1,034,864
#	Accelleron Industries AG, ADR	1,336	42,904
	Adecco Group AG	120,408	5,206,810
#	Alcon, Inc.	57,038	4,284,124
	Allreal Holding AG	6,863	1,220,731
	ALSO Holding AG	2,962	867,175
*	Aluflexpack AG	618	5,680
*	ams-OSRAM AG	171,262	400,828
	APG SGA SA	611	133,916
*	Aryzta AG	106,591	191,318
	Ascom Holding AG	16,764	142,955
*	Avolta AG	36,602	1,398,373
	Baloise Holding AG	22,991	3,672,608
	Banque Cantonale de Geneve	496	135,864
	Banque Cantonale Vaudoise	12,119	1,551,673
*	Basilea Pharmaceutica AG	476	18,661
	Belimo Holding AG	4,872	2,271,762
	Bellevue Group AG	3,622	99,200
	Berner Kantonalbank AG	2,328	649,434
	BKW AG	8,184	1,300,179
	Bossard Holding AG, Class A	2,779	665,030
	Bucher Industries AG	2,910	1,232,578
	Burckhardt Compression Holding AG	2,192	1,226,352
	Burkhalter Holding AG	2,399	244,724
	Bystronic AG	344	172,364
	Calida Holding AG	1,520	48,418
	Carlo Gavazzi Holding AG	182	66,010
	Cembra Money Bank AG	15,276	1,177,809
*	Cicor Technologies Ltd.	223	12,791
	Clariant AG	113,235	1,449,598
	Coltene Holding AG	1,501	98,828
	Comet Holding AG	1,374	453,027
	Daetwyler Holding AG	1,487	302,354
	DKSH Holding AG	26,021	1,820,814
#*	DocMorris AG	1,347	125,663

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	dormakaba Holding AG	1,340	$671,260
	DSM-Firmenich AG	24,907	2,633,430
	EFG International AG	39,852	511,760
	Emmi AG	963	1,008,862
	EMS-Chemie Holding AG	229	172,875
	Energiedienst Holding AG	2,947	136,802
	Feintool International Holding AG	840	17,298
	Flughafen Zurich AG	8,362	1,725,298
	Forbo Holding AG	225	264,549
Ω	Galenica AG	35,154	3,099,969
#*	GAM Holding AG	28,717	12,263
	Geberit AG	4,382	2,522,402
	Georg Fischer AG	17,520	1,172,587
	Givaudan SA	2,281	9,485,622
	Glarner Kantonalbank	1,134	30,104
#*	Gurit Holding AG, Class BR	970	84,498
	Helvetia Holding AG	19,614	2,832,663
	Hiag Immobilien Holding AG	723	63,518
	Huber & Suhner AG	8,765	628,651
	Implenia AG	4,981	176,831
*	Ina Invest Holding AG	1,289	25,655
	Inficon Holding AG	405	614,739
	Interroll Holding AG	234	683,465
	Intershop Holding AG	436	312,823
	Investis Holding SA	1,724	197,485
	Julius Baer Group Ltd.	77,150	4,200,154
	Kardex Holding AG	2,590	657,814
	Komax Holding AG	1,321	254,027
*	Kudelski SA	3,540	5,107
	Kuehne & Nagel International AG	16,582	5,619,302
	Landis+Gyr Group AG	9,722	797,170
	LEM Holding SA	131	298,907
	Liechtensteinische Landesbank AG	5,716	453,993
#	Logitech International SA	31,973	2,679,116
	Luzerner Kantonalbank AG	4,760	396,085
Ω	Medacta Group SA	267	39,957
Ω	Medmix AG	2,102	41,964
	Meier Tobler Group AG	2,096	90,262
	Metall Zug AG, Class B	62	103,709
	Mobilezone Holding AG	9,642	148,074
	Mobimo Holding AG	3,322	981,446
	Novartis AG, Sponsored ADR	252,654	26,142,109
	Novartis AG	5,662	585,528
	Novavest Real Estate AG	964	39,031
	OC Oerlikon Corp. AG	55,483	241,786
*	Orascom Development Holding AG	4,687	26,081
#	Orell Fuessli AG	246	20,970
	Orior AG	776	59,918
	Partners Group Holding AG	6,722	9,069,154
*	Peach Property Group AG	933	11,136
*	Phoenix Mecano AG	277	147,923
#*Ω	PolyPeptide Group AG	628	11,527
	PSP Swiss Property AG	18,849	2,508,746
	Rieter Holding AG	795	83,643
	Roche Holding AG	5,197	1,574,314
	Roche Holding AG	139,038	39,586,392
	Romande Energie Holding SA	1,631	103,903
	Schindler Holding AG	6,069	1,444,670
	Schweiter Technologies AG	290	158,981

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
*Ω	Sensirion Holding AG	3,798	$316,061
	SFS Group AG	5,636	676,656
	SGS SA	35,700	3,298,888
	Siegfried Holding AG	726	723,203
	SIG Group AG	144,703	3,028,952
	Sika AG	30,321	8,370,349
	SKAN Group AG	806	71,116
	Softwareone Holding AG	27,771	520,499
	Sonova Holding AG	20,179	6,449,138
	St Galler Kantonalbank AG	943	545,749
	Stadler Rail AG	19,770	631,091
	Straumann Holding AG	23,377	3,550,998
	Sulzer AG	8,243	796,292
	Swatch Group AG	6,442	1,512,317
	Swatch Group AG	15,871	722,115
	Swiss Life Holding AG	7,407	5,319,174
	Swiss Prime Site AG	32,354	3,276,986
	Swiss Re AG	134,345	15,382,561
*	Swiss Steel Holding AG	143,894	14,602
	Swisscom AG	11,854	7,092,053
	Swissquote Group Holding SA	6,106	1,532,440
	Tecan Group AG	961	366,828
	Temenos AG	22,554	2,295,330
#	Trifork Holding AG	640	13,567
	TX Group AG	1,266	190,693
	u-blox Holding AG	3,608	355,593
#*	UBS Group AG	401,922	12,027,614
	Valiant Holding AG	7,159	857,436
	Varia U.S. Properties AG	791	34,530
Ω	VAT Group AG	10,852	5,051,919
	Vaudoise Assurances Holding SA	441	223,892
	Vontobel Holding AG	16,069	1,058,451
	VZ Holding AG	5,687	669,982
*	V-ZUG Holding AG	1,148	80,532
	Walliser Kantonalbank	751	94,801
	Ypsomed Holding AG	1,282	452,531
	Zehnder Group AG	2,466	146,964
	Zug Estates Holding AG, Class B	122	234,645
	Zuger Kantonalbank AG	30	267,298
	Zurich Insurance Group AG	22,465	11,414,231
TOTAL SWITZERLAND			272,529,276
UNITED KINGDOM — (12.3%)
	3i Group PLC	404,981	12,677,905
	4imprint Group PLC	11,789	808,419
*	888 Holdings PLC	11,531	11,226
	abrdn PLC	843,398	1,794,275
*	Accesso Technology Group PLC	5,610	38,946
	Admiral Group PLC	74,553	2,370,571
	Advanced Medical Solutions Group PLC	46,080	122,788
	AG Barr PLC	30,554	219,531
	AJ Bell PLC	116,771	466,936
Ω	Alfa Financial Software Holdings PLC	62,251	135,655
*	Alphawave IP Group PLC	12,090	19,843
	Antofagasta PLC	44,701	974,269
*	AO World PLC	14,888	17,110
	Argentex Group PLC	9,454	6,585
*	Ascential PLC	149,443	575,618
	Ashmore Group PLC	178,397	477,525

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Ashtead Group PLC	88,528	$5,789,013
#*	ASOS PLC	43,836	204,749
	AstraZeneca PLC, Sponsored ADR	337,697	22,504,128
	AstraZeneca PLC	25,658	3,401,657
	Atalaya Mining PLC	12,081	53,045
*	Auction Technology Group PLC	16,583	114,488
Ω	Auto Trader Group PLC	596,136	5,484,379
	Aviva PLC	636,173	3,472,597
	Avon Rubber PLC	6,389	75,419
	B&M European Value Retail SA	480,930	3,151,879
	Babcock International Group PLC	362,567	2,072,158
	BAE Systems PLC	252,624	3,763,204
Ω	Bakkavor Group PLC	37,376	45,034
	Balfour Beatty PLC	188,688	793,453
	Bank of Georgia Group PLC	10,349	496,458
#	Barclays PLC, Sponsored ADR	429,365	3,237,412
	Barclays PLC	1,252,014	2,326,652
	Barratt Developments PLC	365,061	2,488,011
	Beazley PLC	306,248	2,108,078
	Begbies Traynor Group PLC	34,007	47,153
	Bellway PLC	63,534	2,213,659
	Berkeley Group Holdings PLC	59,196	3,584,592
	Bloomsbury Publishing PLC	42,088	250,678
#*	boohoo Group PLC	332,375	152,813
	Braemar PLC	3,084	10,992
Ω	Bridgepoint Group PLC	13,466	45,858
	Britvic PLC	144,379	1,609,290
	Brooks Macdonald Group PLC	2,296	53,466
	BT Group PLC	3,059,072	4,333,883
	Bunzl PLC	64,223	2,610,008
	Burberry Group PLC	138,921	2,288,296
	Burford Capital Ltd.	60,057	914,900
	Bytes Technology Group PLC	134,257	1,114,551
	C&C Group PLC	154,948	300,768
*	Capita PLC	503,065	120,981
	Capital Ltd.	55,129	59,854
*	Card Factory PLC	138,000	162,783
	Carr's Group PLC	37,151	59,869
	Castings PLC	1,710	7,813
	Central Asia Metals PLC	61,312	128,641
	Chemring Group PLC	93,389	415,003
	Chesnara PLC	110,948	369,253
	Clarkson PLC	11,351	511,033
	Close Brothers Group PLC	91,092	626,127
Ω	CMC Markets PLC	27,299	46,968
	Compass Group PLC	267,809	7,376,458
	Computacenter PLC	58,741	2,145,982
Ω	ConvaTec Group PLC	414,485	1,261,433
	Costain Group PLC	66,161	56,942
	Crest Nicholson Holdings PLC	138,281	365,359
	Croda International PLC	27,733	1,678,570
	Currys PLC	941,431	588,617
	CVS Group PLC	23,902	510,237
*	Darktrace PLC	95,545	414,284
	DCC PLC	45,972	3,342,133
*	De La Rue PLC	21,676	23,911
#*Ω	Deliveroo PLC	241,382	358,410
	DFS Furniture PLC	84,939	124,461
	Diageo PLC, Sponsored ADR	85,975	12,408,772

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Diageo PLC	22,401	$809,076
*	Dialight PLC	4,837	10,137
	Diploma PLC	49,675	2,047,690
*	Direct Line Insurance Group PLC	482,292	1,029,188
	DiscoverIE Group PLC	27,531	271,800
	Domino's Pizza Group PLC	135,974	600,492
	dotdigital group PLC	111,034	137,334
	Dowlais Group PLC	225,549	257,647
	Dr Martens PLC	251,750	283,458
	Drax Group PLC	170,692	1,099,402
	DS Smith PLC	560,917	2,000,001
	Dunelm Group PLC	45,981	633,387
	EKF Diagnostics Holdings PLC	91,050	34,803
*	Elementis PLC	138,837	248,821
	Entain PLC	118,440	1,442,645
	Epwin Group PLC	48,473	47,982
	Essentra PLC	198,329	434,508
	Experian PLC	297,340	12,376,002
	FDM Group Holdings PLC	54,591	320,494
	Fevertree Drinks PLC	11,969	152,663
	Fintel PLC	7,077	22,516
	Firstgroup PLC	174,318	367,014
	Flowtech Fluidpower PLC	100	107
Ω	Forterra PLC	23,915	49,944
	Foxtons Group PLC	140,691	98,312
*	Frasers Group PLC	72,833	745,190
	Fresnillo PLC	38,018	254,290
*	Frontier Developments PLC	3,695	6,722
	Fuller Smith & Turner PLC, Class A	3,196	25,887
*	Fund Technologies PLC	2,753	43,745
*Ω	Funding Circle Holdings PLC	43,359	16,444
	Future PLC	46,814	419,507
	Galliford Try Holdings PLC	34,108	106,771
	Games Workshop Group PLC	12,710	1,592,054
*	Gaming Realms PLC	36,865	16,084
	Gamma Communications PLC	25,048	378,857
	GB Group PLC	122,496	436,149
*	Gem Diamonds Ltd.	41,554	5,935
	Genuit Group PLC	67,585	361,437
*	Georgia Capital PLC	2,760	39,198
	Gooch & Housego PLC	1,981	15,857
	Grafton Group PLC	71,709	881,255
	Grainger PLC	458,902	1,523,960
*	Greencore Group PLC	91,246	117,753
	Greggs PLC	30,491	1,027,098
	GSK PLC	297,039	5,874,754
	GSK PLC, Sponsored ADR	90,635	3,574,660
*Ω	Gym Group PLC	27,078	36,484
	Haleon PLC	375,166	1,523,835
#	Haleon PLC, ADR	62,515	512,623
	Halfords Group PLC	125,678	284,236
	Halma PLC	54,192	1,499,985
	Hargreaves Lansdown PLC	139,100	1,342,234
	Harworth Group PLC	47,742	80,725
	Hays PLC	858,946	1,068,834
	Headlam Group PLC	23,382	61,052
	Helical PLC	46,616	120,666
	Henry Boot PLC	43,597	104,466
	Hikma Pharmaceuticals PLC	23,273	567,793

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Hill & Smith PLC	35,570	$841,964
	Hilton Food Group PLC	34,568	343,003
	Hiscox Ltd.	120,291	1,578,771
*	Hochschild Mining PLC	190,661	250,669
	Hollywood Bowl Group PLC	69,546	263,322
*Ω	Hostelworld Group PLC	52,387	95,892
	Howden Joinery Group PLC	298,788	3,025,791
	HSBC Holdings PLC	52,879	412,864
#	HSBC Holdings PLC, Sponsored ADR	345,353	13,582,734
Ω	HSS Hire Group PLC	115,356	14,572
Ω	Ibstock PLC	30,625	59,271
	IDOX PLC	187,403	158,959
	IG Group Holdings PLC	115,696	1,039,660
	IMI PLC	114,629	2,431,237
	Impax Asset Management Group PLC	27,538	189,329
	Inchcape PLC	243,151	2,093,712
*	Indivior PLC	87,793	1,538,848
	Informa PLC	204,402	2,007,548
	IntegraFin Holdings PLC	89,218	332,723
	Intermediate Capital Group PLC	129,663	2,923,275
*	International Distributions Services PLC	342,078	1,196,041
	Intertek Group PLC	37,315	2,118,024
	Investec PLC	104,927	683,129
	IP Group PLC	638,596	421,951
	ITV PLC	1,619,464	1,226,680
*	IWG PLC	192,670	456,588
	J Sainsbury PLC	787,395	2,688,293
*	James Fisher & Sons PLC	8,525	36,574
	James Halstead PLC	48,573	121,147
	JD Sports Fashion PLC	951,433	1,405,946
*	John Wood Group PLC	492,299	976,001
	Johnson Matthey PLC	95,107	1,955,016
	Johnson Service Group PLC	84,352	156,390
	Jupiter Fund Management PLC	260,681	260,948
*Ω	Just Eat Takeaway.com NV	28,691	432,184
	Just Group PLC	670,745	722,740
	Kainos Group PLC	49,486	718,251
	Keller Group PLC	21,231	235,173
	Keywords Studios PLC	974	20,368
*	Kier Group PLC	173,584	281,145
*	Kin & Carta PLC	44,135	75,879
	Kingfisher PLC	717,173	1,993,974
	Kitwave Group PLC	15,490	54,019
	Lancashire Holdings Ltd.	111,632	857,740
	Learning Technologies Group PLC	100,182	102,182
	Legal & General Group PLC	1,658,867	5,335,650
*	Liberty Global PLC, Class C	2	42
	Liontrust Asset Management PLC	1,568	12,377
	Lloyds Banking Group PLC	4,040,577	2,165,973
	Lloyds Banking Group PLC, ADR	944,884	1,993,705
	London Investment Group PLC	3,050	13,808
	LSL Property Services PLC	32,720	109,372
Ω	Luceco PLC	38,080	66,337
	M&C Saatchi PLC	5,549	12,554
	M&G PLC	1,107,408	3,131,049
	Macfarlane Group PLC	58,171	93,104
	Man Group PLC	693,287	2,072,764
	Marks & Spencer Group PLC	808,403	2,525,690
	Marshalls PLC	71,958	255,342

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
*	McBride PLC	67,145	$60,499
	Mears Group PLC	50,756	220,731
	Melrose Industries PLC	225,549	1,681,124
#*	Metro Bank Holdings PLC	30,646	13,882
*	Mitchells & Butlers PLC	137,971	453,003
	MJ Gleeson PLC	11,350	67,385
	Mondi PLC	71,296	1,277,604
	Moneysupermarket.com Group PLC	409,005	1,319,660
*	Moonpig Group PLC	63,170	133,667
	Morgan Sindall Group PLC	30,154	862,345
	Mortgage Advice Bureau Holdings Ltd.	4,139	44,616
*	Motorpoint group PLC	33,776	44,801
*	N Brown Group PLC	88,702	20,004
	National Grid PLC	116,894	1,556,922
#	National Grid PLC, Sponsored ADR	54,344	3,669,850
	NatWest Group PLC	963,765	2,719,878
	NatWest Group PLC, Sponsored ADR	65,214	373,024
	NCC Group PLC	125,452	192,290
	Next 15 Group PLC	41,706	480,172
	Next PLC	29,404	3,139,069
*	Nexxen International Ltd.	1,199	3,112
*	Nexxen International Ltd., ADR	5,294	26,576
	Ninety One PLC	161,332	359,277
	Norcros PLC	14,489	34,796
*	Ocado Group PLC	118,819	813,899
*Ω	On the Beach Group PLC	20,446	38,572
	OSB Group PLC	193,156	1,099,111
	Oxford Instruments PLC	23,145	647,027
	Pagegroup PLC	257,436	1,495,428
	Paragon Banking Group PLC	107,844	960,521
	PayPoint PLC	35,833	248,389
	Pearson PLC	93,596	1,148,215
	Pearson PLC, Sponsored ADR	62,325	761,612
*	Pendragon PLC	728,892	335,019
	Pennon Group PLC	117,983	1,050,473
	Persimmon PLC	102,595	1,889,605
*	Petrofac Ltd.	44,670	17,297
	Pets at Home Group PLC	152,624	540,536
	Phoenix Group Holdings PLC	316,338	2,019,701
*	Phoenix Spree Deutschland Ltd.	18,483	41,754
*	Playtech PLC	95,104	533,687
	Plus500 Ltd.	50,968	1,152,737
	Polar Capital Holdings PLC	43,943	252,560
	Porvair PLC	5,022	41,954
	PPHE Hotel Group Ltd.	2,471	38,530
	Premier Foods PLC	282,421	506,421
	Prudential PLC, ADR	46,100	953,348
	Prudential PLC	145,238	1,491,967
*	PureTech Health PLC	76,757	192,491
	PZ Cussons PLC	39,983	67,497
	QinetiQ Group PLC	157,582	711,675
Ω	Quilter PLC	856,510	1,137,454
*	Rank Group PLC	52,117	46,320
	Rathbones Group PLC	16,479	344,716
	Reach PLC	160,614	125,288
	Reckitt Benckiser Group PLC	89,442	6,466,737
	Redde Northgate PLC	132,150	593,364
	Redrow PLC	177,805	1,350,706
#	RELX PLC, Sponsored ADR	396,971	16,414,742

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	RELX PLC	90,812	$3,746,642
	Renew Holdings PLC	44,466	495,998
	Renishaw PLC	6,872	303,926
*	Renold PLC	60,850	32,108
	Rentokil Initial PLC	173,829	895,175
	RHI Magnesita NV	404	17,108
	Ricardo PLC	9,596	51,831
	Rightmove PLC	455,342	3,222,534
	Rio Tinto PLC	40,947	2,834,327
	Rio Tinto PLC, Sponsored ADR	2,777	192,363
	Robert Walters PLC	41,286	228,592
*	Rolls-Royce Holdings PLC	1,232,706	4,679,907
	Rotork PLC	337,378	1,329,979
	RS Group PLC	234,111	2,319,796
	RWS Holdings PLC	96,166	290,544
	S&U PLC	2,061	53,640
*	S4 Capital PLC	57,414	32,014
Ω	Sabre Insurance Group PLC	90,241	176,336
	Sage Group PLC	236,208	3,516,646
	Savills PLC	91,060	1,163,161
	Schroders PLC	232,517	1,189,579
	Secure Trust Bank PLC	4,500	39,727
	Senior PLC	68,446	137,033
	Severfield PLC	101,799	76,802
	Severn Trent PLC	82,570	2,714,160
*	SIG PLC	278,752	115,652
	Sirius Real Estate Ltd.	695,127	798,332
	Smart Metering Systems PLC	32,737	394,803
#	Smith & Nephew PLC, Sponsored ADR	41,729	1,169,664
	Smith & Nephew PLC	16,167	226,096
	Smiths Group PLC	79,771	1,634,798
	Smiths News PLC	42,736	26,106
	Softcat PLC	82,332	1,502,819
*	SolGold PLC	203,497	20,217
	Spectris PLC	18,957	882,513
	Speedy Hire PLC	234,031	83,628
	Spirax-Sarco Engineering PLC	11,436	1,439,349
Ω	Spire Healthcare Group PLC	94,520	283,273
	Spirent Communications PLC	166,488	248,361
	SSE PLC	63,488	1,352,163
*	SSP Group PLC	173,006	492,370
	St. James's Place PLC	237,374	1,954,135
	Standard Chartered PLC	354,982	2,682,791
	SThree PLC	106,066	548,841
	Strix Group PLC	35,702	32,580
*††	Studio Retail Group PLC	11,005	0
	STV Group PLC	14,208	33,856
*	Synthomer PLC	58,156	116,120
	Tatton Asset Management PLC	6,054	40,713
	Taylor Wimpey PLC	1,583,494	2,956,370
	TBC Bank Group PLC	2,554	94,205
	TClarke PLC	21,176	34,582
	Team Internet Group PLC	19,590	34,181
	Telecom Plus PLC	45,934	844,095
	Tesco PLC	1,483,224	5,374,640
*	THG PLC	57,185	47,684
	Topps Tiles PLC	74,684	42,624
	TP ICAP Group PLC	264,848	627,494
*Ω	Trainline PLC	9,479	39,660

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Travis Perkins PLC	148,241	$1,478,652
	Treatt PLC	2,307	13,645
*	Trellus Health PLC	2,022	122
	Tribal Group PLC	2,667	1,470
	Trifast PLC	41,274	36,751
	TT Electronics PLC	48,980	90,402
	Tyman PLC	47,799	185,180
	Ultimate Products PLC	7,281	14,207
	Unilever PLC, Sponsored ADR	385,422	18,766,197
	Unilever PLC	90,093	4,388,979
	United Utilities Group PLC	237,884	3,204,003
	Vanquis Banking Group PLC	102,823	153,831
	Vertu Motors PLC	143,701	120,030
	Vesuvius PLC	53,316	321,021
	Victorian Plumbing Group PLC	1,176	1,319
	Victrex PLC	13,414	230,967
	Videndum PLC	19,343	80,491
	Virgin Money U.K. PLC	435,360	859,868
	Vistry Group PLC	150,271	1,900,823
	Volex PLC	33,818	135,489
	Volution Group PLC	79,713	436,421
	Vp PLC	4,543	34,380
*Ω	Watches of Switzerland Group PLC	168,505	793,565
	Watkin Jones PLC	139,552	87,654
	Weir Group PLC	50,360	1,157,571
	WH Smith PLC	60,823	929,450
	Whitbread PLC	26,642	1,207,627
	Wickes Group PLC	137,698	273,214
	Wilmington PLC	6,622	27,272
	Wincanton PLC	42,461	232,156
*	Wise PLC, Class A	83,187	848,499
#	WPP PLC, Sponsored ADR	14,102	682,819
	WPP PLC	101,516	981,710
*	Xaar PLC	20,538	25,569
	XPS Pensions Group PLC	52,808	138,526
	Young & Co.'s Brewery PLC, Class A	5,048	65,643
	Zotefoams PLC	9,125	43,987
TOTAL UNITED KINGDOM			414,751,867
UNITED STATES — (0.1%)
	ADTRAN Holdings, Inc.	21,378	133,747
	Ferguson PLC	6,847	1,280,255
#*	Liberty Global Ltd., Class A	1,555	30,633
#*	Liberty Global Ltd., Class C	3,809	79,760
	Newmont Corp., CDI	21,608	741,664
	Noble Corp. PLC	3,203	140,307
TOTAL UNITED STATES			2,406,366
TOTAL COMMON STOCKS			3,261,723,009
PREFERRED STOCKS — (0.6%)
GERMANY — (0.6%)
	Bayerische Motoren Werke AG, 9.425%	12,696	1,240,532
Ω	Dr Ing hc F Porsche AG, 1.276%	27,802	2,360,444
	Draegerwerk AG & Co. KGaA, 0.401%	3,515	180,676
	Einhell Germany AG, 1.871%	135	22,688
	FUCHS SE, 2.629%	47,472	2,080,865
	Henkel AG & Co. KGaA, 2.615%	31,787	2,436,744

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»

GERMANY — (Continued)
	Jungheinrich AG, 2.184%	27,858	$937,683
	Porsche Automobil Holding SE, 5.510%	24,426	1,219,443
	Sartorius AG, 0.422%	5,678	2,071,349
	Sixt SE, 9.669%	10,036	687,316
	STO SE & Co. KGaA, 3.439%	1,606	253,707
	Villeroy & Boch AG, 6.667%	866	16,846
	Volkswagen AG, 7.324%	44,605	5,736,873
TOTAL GERMANY			19,245,166
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*	Arafura Rare Earths Ltd. Warrants 06/20/2025	7,124	175
#*	PointsBet Holdings Ltd. Warrants 07/08/2024	571	0
TOTAL AUSTRALIA			175
AUSTRIA — (0.0%)
*††	CA Immobilien Anlagen AG Rights	17,925	0
*††	S Immo AG Rights	8,477	0
*	Strabag SE Rights	3,689	0
CANADA — (0.0%)
*	Constellation Software, Inc. Warrants 03/31/2040	3,758	0
ITALY — (0.0%)
#*	Webuild SpA Warrants 08/02/2030	1,134	0
JAPAN — (0.0%)
*	Japan Investment Adviser Co. Ltd. Rights 03/08/2024	1,600	5,718
NETHERLANDS — (0.0%)
#*	Avantium NV Rights 02/08/2024	4,980	1,243
SINGAPORE — (0.0%)
*	Dyna-Mac Holdings Ltd. Warrants 10/22/2024	44,800	3,106
*	Ezion Holdings Ltd. Warrants	210,168	0
TOTAL SINGAPORE			3,106
SPAIN — (0.0%)
#*	ACS Actividades de Construccion y Servicios SA Rights 02/02/2024	87,108	39,914
SWEDEN — (0.0%)
*	Viaplay Group AB Rights 02/02/2024	309,144	41,649
TOTAL RIGHTS/WARRANTS			91,805
TOTAL INVESTMENT SECURITIES (Cost $2,635,838,462)			3,281,059,980

			Value†
SECURITIES LENDING COLLATERAL — (2.7%)
@§	The DFA Short Term Investment Fund	7,985,006	92,370,549
TOTAL INVESTMENTS — (100.0%)
(Cost $2,728,208,599)^^			$3,373,430,529

International Sustainability Core 1 Portfolio
CONTINUED
Summary of the Portfolio's investments as of January 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$485,954	$166,568,127	$8,547	$167,062,628
Austria	—	10,507,127	—	10,507,127
Belgium	1,009,572	34,916,009	—	35,925,581
Canada	313,798,941	255,923	—	314,054,864
China	143,994	3,508	—	147,502
Denmark	2,627,316	145,919,035	—	148,546,351
Finland	246,643	58,020,568	—	58,267,211
France	—	312,098,391	—	312,098,391
Germany	311,667	214,366,315	—	214,677,982
Hong Kong	—	34,993,153	2,606	34,995,759
Ireland	—	21,370,938	—	21,370,938
Israel	2,324,513	18,613,639	—	20,938,152
Italy	11,469,526	61,381,344	—	72,850,870
Japan	2,440,137	693,293,140	—	695,733,277
Netherlands	67,304,085	117,321,386	—	184,625,471
New Zealand	21,230	9,450,517	—	9,471,747
Norway	—	21,136,682	—	21,136,682
Portugal	—	5,560,287	—	5,560,287
Singapore	—	23,968,898	61,782	24,030,680
Spain	865,202	90,131,518	—	90,996,720
Sweden	281,093	128,756,187	—	129,037,280
Switzerland	34,646,691	237,882,585	—	272,529,276
United Kingdom	102,101,833	312,650,034	—	414,751,867
United States	110,393	2,295,973	—	2,406,366
Preferred Stocks
Germany	—	19,245,166	—	19,245,166
Rights/Warrants
Australia	—	175	—	175
Japan	—	5,718	—	5,718
Netherlands	—	1,243	—	1,243
Singapore	—	3,106	—	3,106
Spain	—	39,914	—	39,914
Sweden	—	41,649	—	41,649
Securities Lending Collateral	—	92,370,549	—	92,370,549
TOTAL	$540,188,790	$2,833,168,804	$72,935^	$3,373,430,529

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

International Social Core Equity Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2024
(Unaudited)
		Shares	Value»
COMMON STOCKS — (96.5%)
AUSTRALIA — (6.2%)
	A2B Australia Ltd.	22,390	$20,980
	Accent Group Ltd.	97,187	127,684
	Acrow Ltd.	48,823	33,771
#	Adairs Ltd.	52,011	57,579
*	Alkane Resources Ltd.	83,562	31,128
*	Alliance Aviation Services Ltd.	20,675	45,272
	ALS Ltd.	73,576	604,503
	Altium Ltd.	13,546	435,176
#*	AMA Group Ltd.	363,712	16,830
	AMP Ltd.	717,835	435,345
	Ampol Ltd.	42,656	1,008,920
	Ansell Ltd.	34,477	542,248
	ANZ Group Holdings Ltd.	123,939	2,186,827
	APA Group	70,414	389,466
#*	Appen Ltd.	24,375	5,117
#*	Arafura Rare Earths Ltd.	317,136	26,664
	ARB Corp. Ltd.	16,482	360,302
*	Arcadium Lithium PLC, CDI	56,504	288,400
#	ARN Media Ltd.	64,154	41,872
	ASX Ltd.	5,761	246,296
	Atlas Arteria Ltd.	143,803	506,963
*	Audinate Group Ltd.	1,444	15,546
#*	Aurelia Metals Ltd.	350,163	26,252
	Aurizon Holdings Ltd.	418,494	1,031,601
#*	Aussie Broadband Ltd.	29,991	75,086
#*	Austin Engineering Ltd.	32,800	8,439
#	Australian Clinical Labs Ltd.	43,106	84,560
	Australian Ethical Investment Ltd.	18,687	65,767
#	Australian Finance Group Ltd.	46,965	49,684
#*	Australian Strategic Materials Ltd.	6,903	4,691
	Auswide Bank Ltd.	10,119	34,228
#	Baby Bunting Group Ltd.	28,930	29,920
#	Bank of Queensland Ltd.	183,432	720,147
	Bapcor Ltd.	99,071	362,650
	Base Resources Ltd.	44,322	4,636
	Beach Energy Ltd.	449,253	482,110
#	Beacon Lighting Group Ltd.	6,642	10,325
	Bega Cheese Ltd.	78,103	190,344
	Bell Financial Group Ltd.	31,306	26,871
*	Bellevue Gold Ltd.	137,164	118,650
	Bendigo & Adelaide Bank Ltd.	95,055	607,300
	BlueScope Steel Ltd.	82,695	1,262,613
*	Boral Ltd.	42,165	145,319
	Brambles Ltd.	131,083	1,249,846
#*	Bravura Solutions Ltd.	105,244	56,482
	Breville Group Ltd.	19,502	344,656
#*††	BWX Ltd.	37,285	917
	Capitol Health Ltd.	196,117	32,693
	Capral Ltd.	4,040	26,205
*	Capricorn Metals Ltd.	73,524	219,201
	CAR Group Ltd.	18,031	387,149
#*	Carnarvon Energy Ltd.	459,128	60,259
#*	Catapult Group International Ltd.	10,074	8,505
	Cedar Woods Properties Ltd.	21,211	67,265
	Challenger Ltd.	122,701	520,520

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Champion Iron Ltd.	89,081	$488,701
	Cleanaway Waste Management Ltd.	331,084	560,502
	Clinuvel Pharmaceuticals Ltd.	5,875	60,102
	Clover Corp. Ltd.	9,346	4,940
#	Coast Entertainment Holdings Ltd.	99,253	30,109
	Cochlear Ltd.	3,841	762,242
	Codan Ltd.	29,559	156,243
#	COG Financial Services Ltd.	12,560	11,450
#*	Cogstate Ltd.	10,170	8,344
	Coles Group Ltd.	104,991	1,089,531
	Collins Foods Ltd.	32,032	251,128
	Commonwealth Bank of Australia	66,789	5,092,955
	Computershare Ltd.	44,255	733,007
*	Cooper Energy Ltd.	747,953	63,381
	Credit Corp. Group Ltd.	12,857	142,934
	CSR Ltd.	133,419	600,782
	Data#3 Ltd.	35,101	223,228
*	De Grey Mining Ltd.	80,810	64,307
	Deterra Royalties Ltd.	45,670	164,478
#	Dicker Data Ltd.	13,111	96,455
	Domain Holdings Australia Ltd.	40,407	87,681
	Domino's Pizza Enterprises Ltd.	10,674	274,551
	Downer EDI Ltd.	198,361	540,226
	Eagers Automotive Ltd.	32,751	302,001
	Elanor Investor Group	20,923	18,014
	Elders Ltd.	41,307	241,308
	Emeco Holdings Ltd.	92,682	38,119
*	Emerald Resources NL	83,568	181,637
#*	EML Payments Ltd.	83,082	48,114
	Enero Group Ltd.	29,929	32,592
	EQT Holdings Ltd.	3,751	67,598
	Euroz Hartleys Group Ltd.	26,027	14,996
	Evolution Mining Ltd.	407,402	853,403
	EVT Ltd.	21,467	175,122
	Fenix Resources Ltd.	52,089	9,036
*	Finbar Group Ltd.	8,281	3,818
#*††	Firefinch Ltd.	64,123	1,578
*	FleetPartners Group Ltd.	80,526	160,800
	Fleetwood Ltd.	27,378	31,123
#	Flight Centre Travel Group Ltd.	23,821	329,108
	Fortescue Ltd.	130,312	2,518,507
	G8 Education Ltd.	322,945	223,586
#*	Galan Lithium Ltd.	23,602	6,664
	Generation Development Group Ltd.	5,030	6,164
*	Genesis Minerals Ltd.	54,853	58,148
	Gold Road Resources Ltd.	255,642	252,586
	GR Engineering Services Ltd.	13,879	21,771
	GrainCorp Ltd., Class A	60,232	316,452
	Grange Resources Ltd.	182,933	56,450
	GUD Holdings Ltd.	29,635	235,231
	GWA Group Ltd.	56,704	84,379
	Hansen Technologies Ltd.	30,144	101,267
	Harvey Norman Holdings Ltd.	209,629	602,434
#*	Hastings Technology Metals Ltd.	4,799	1,848
	Helia Group Ltd.	115,071	370,021
#	Helloworld Travel Ltd.	7,605	12,095
*	Highfield Resources Ltd.	34,784	6,813
	Horizon Oil Ltd.	274,967	26,815
*	Hot Chili Ltd.	8,052	5,402

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	HUB24 Ltd.	5,170	$124,938
#	Humm Group Ltd.	117,047	51,283
	IDP Education Ltd.	33,142	424,408
	IGO Ltd.	66,005	320,864
	Iluka Resources Ltd.	109,519	511,517
	Imdex Ltd.	127,237	140,385
#*	Immutep Ltd.	75,259	17,084
	Incitec Pivot Ltd.	358,358	625,829
	Infomedia Ltd.	73,305	68,133
	Inghams Group Ltd.	87,511	244,882
	Insignia Financial Ltd.	153,702	213,421
	Insurance Australia Group Ltd.	277,293	1,088,494
	Integral Diagnostics Ltd.	37,045	47,915
#*	ioneer Ltd.	78,000	6,067
	IPD Group Ltd.	5,381	17,108
	IPH Ltd.	43,121	191,890
	IVE Group Ltd.	30,663	43,577
*	James Hardie Industries PLC, CDI	38,040	1,429,179
	JB Hi-Fi Ltd.	25,041	931,587
	Johns Lyng Group Ltd.	33,220	146,623
	Jumbo Interactive Ltd.	8,473	86,886
	Jupiter Mines Ltd.	187,826	22,654
*	Karoon Energy Ltd.	226,663	285,180
	Kelsian Group Ltd.	42,030	195,482
#*	Kogan.com Ltd.	4,740	17,757
	Lendlease Corp. Ltd.	108,281	519,801
*††	Leo Lithium Ltd.	45,802	11,388
	Lifestyle Communities Ltd.	18,684	217,432
	Lindsay Australia Ltd.	39,072	27,771
	Link Administration Holdings Ltd.	83,004	117,605
#*	Liontown Resources Ltd.	17,844	11,882
	Lovisa Holdings Ltd.	13,999	208,270
	Lycopodium Ltd.	4,030	31,765
#*	Lynas Rare Earths Ltd.	89,858	341,665
	MA Financial Group Ltd.	10,195	38,848
#	Maas Group Holdings Ltd.	9,865	26,071
	Macmahon Holdings Ltd.	251,756	28,752
	Macquarie Group Ltd.	9,436	1,164,338
*	Macquarie Technology Group Ltd.	854	39,816
#	Mader Group Ltd.	1,542	6,514
	Magellan Financial Group Ltd.	43,669	255,961
	MaxiPARTS Ltd.	3,891	6,177
	McMillan Shakespeare Ltd.	17,072	192,238
	Medibank Pvt Ltd.	245,365	614,306
*	Megaport Ltd.	3,084	25,185
#*	Mesoblast Ltd.	118,754	20,441
#*	Metals X Ltd.	186,167	35,723
	Michael Hill International Ltd.	22,149	12,132
	Mineral Resources Ltd.	17,676	681,742
*	MMA Offshore Ltd.	78,122	105,888
	Monadelphous Group Ltd.	21,451	192,236
	Monash IVF Group Ltd.	65,352	61,426
*	Mount Gibson Iron Ltd.	137,627	47,534
	Myer Holdings Ltd.	137,263	60,744
	MyState Ltd.	29,519	64,068
*	Nanosonics Ltd.	7,694	14,765
	National Australia Bank Ltd.	176,579	3,724,121
	Navigator Global Investments Ltd.	75,794	68,483
#*	Neometals Ltd.	32,125	3,011

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Netwealth Group Ltd.	31,591	$343,130
*	NEXTDC Ltd.	32,514	294,354
	nib holdings Ltd.	103,775	548,851
	Nick Scali Ltd.	15,205	122,933
	Nine Entertainment Co. Holdings Ltd.	387,299	496,903
	Northern Star Resources Ltd.	102,436	878,676
#*	Novonix Ltd.	27,236	9,915
	Nufarm Ltd.	99,400	358,299
	Objective Corp. Ltd.	4,722	37,797
*	OFX Group Ltd.	53,605	53,403
#*	Omni Bridgeway Ltd.	45,736	39,871
	oOh!media Ltd.	126,515	132,055
	Orica Ltd.	83,834	884,189
	Orora Ltd.	269,220	489,329
	Pacific Current Group Ltd.	12,386	76,390
*	Paladin Energy Ltd.	53,920	45,176
*	Panoramic Resources Ltd.	425,943	9,780
#*	Pantoro Ltd.	263,284	6,834
	Peet Ltd.	95,638	76,948
	PeopleIN Ltd.	4,326	3,439
*	Perenti Ltd.	161,977	86,139
	Perpetual Ltd.	26,808	451,115
*	PEXA Group Ltd.	25,044	187,153
#	Pilbara Minerals Ltd.	210,127	478,599
	Pinnacle Investment Management Group Ltd.	9,782	64,528
	Platinum Asset Management Ltd.	79,558	60,939
#*	Praemium Ltd.	43,406	10,754
	Premier Investments Ltd.	24,522	446,476
	Pro Medicus Ltd.	7,858	517,677
	Propel Funeral Partners Ltd.	12,204	42,663
	PSC Insurance Group Ltd.	21,461	67,433
	PWR Holdings Ltd.	15,753	107,522
*	Qantas Airways Ltd.	60,404	217,778
	QANTM Intellectual Property Ltd.	9,599	6,823
	QBE Insurance Group Ltd.	97,990	1,008,962
	Qube Holdings Ltd.	279,636	594,521
	Ramelius Resources Ltd.	259,538	269,575
	REA Group Ltd.	3,826	456,314
*	ReadyTech Holdings Ltd.	4,608	10,427
*	Red 5 Ltd.	617,110	126,582
	Reece Ltd.	13,390	197,239
#	Regis Healthcare Ltd.	30,740	66,151
*	Regis Resources Ltd.	273,803	373,431
	Reject Shop Ltd.	5,557	19,735
	Reliance Worldwide Corp. Ltd.	159,440	435,924
	Resimac Group Ltd.	15,412	11,816
*	Resolute Mining Ltd.	490,328	137,742
*	Retail Food Group Ltd.	248,387	12,038
	Ridley Corp. Ltd.	79,105	144,547
	Rio Tinto Ltd.	40,480	3,483,197
*	RPMGlobal Holdings Ltd.	10,615	12,514
*	Sandfire Resources Ltd.	188,360	885,214
	Santos Ltd.	616,751	3,117,022
	SEEK Ltd.	17,157	282,838
*	Select Harvests Ltd.	41,373	100,601
#	Servcorp Ltd.	12,793	27,682
	Service Stream Ltd.	137,240	83,631
	Seven Group Holdings Ltd.	22,346	523,011
*	Seven West Media Ltd.	229,807	39,012

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	SG Fleet Group Ltd.	8,491	$13,354
	Shaver Shop Group Ltd.	20,068	15,556
	Sigma Healthcare Ltd.	449,343	303,540
*	Silver Lake Resources Ltd.	247,418	194,708
#*	Silver Mines Ltd.	94,213	10,453
	Sims Ltd.	45,692	427,980
	SmartGroup Corp. Ltd.	22,136	139,529
#	Solvar Ltd.	49,241	37,230
	Sonic Healthcare Ltd.	41,651	868,432
	Southern Cross Electrical Engineering Ltd.	71,652	44,012
#	Southern Cross Media Group Ltd.	72,250	48,659
*††	SpeedCast International Ltd.	76,666	0
	SRG Global Ltd.	130,096	58,505
*	St Barbara Ltd.	218,829	24,268
	Steadfast Group Ltd.	67,385	260,738
	Suncorp Group Ltd.	100,883	928,580
	Super Retail Group Ltd.	43,940	453,469
*	Superloop Ltd.	133,620	61,557
	Symbio Holdings Ltd.	9,613	18,708
#*	Syrah Resources Ltd.	107,992	29,070
	Technology One Ltd.	65,405	668,255
	Telstra Group Ltd.	276,005	727,917
#*	Temple & Webster Group Ltd.	7,540	44,665
	TPG Telecom Ltd.	42,822	147,387
	Transurban Group	81,227	713,598
*	Tuas Ltd.	44,136	92,316
*	Tyro Payments Ltd.	28,247	20,039
#	Ventia Services Group Pty. Ltd.	124,065	266,178
Ω	Viva Energy Group Ltd.	227,605	518,453
*	Webjet Ltd.	41,618	201,918
	Wesfarmers Ltd.	51,660	1,955,690
*	West African Resources Ltd.	254,103	161,058
*	Westgold Resources Ltd.	118,872	171,490
	Westpac Banking Corp.	119,602	1,876,271
*††	Wiluna Mining Corp. Ltd.	10,550	263
	WiseTech Global Ltd.	6,223	292,986
	Woodside Energy Group Ltd.	194,549	4,069,229
	Woolworths Group Ltd.	57,381	1,347,590
	Worley Ltd.	40,896	392,746
*	Xero Ltd.	2,245	160,694
	XRF Scientific Ltd.	14,353	10,429
#*	Zip Co. Ltd.	39,184	18,807
TOTAL AUSTRALIA			88,765,223
AUSTRIA — (0.6%)
	Addiko Bank AG	2,404	38,024
	Agrana Beteiligungs AG	3,424	52,028
	ANDRITZ AG	14,610	899,428
	AT&S Austria Technologie & Systemtechnik AG	7,195	173,820
Ω	BAWAG Group AG	11,943	614,904
	CA Immobilien Anlagen AG	6,860	225,200
	DO & Co. AG	1,531	213,529
	Erste Group Bank AG	36,908	1,589,938
*	Eurotelesites AG	9,418	39,559
	EVN AG	8,878	245,370
*	FACC AG	1,800	11,423
*	Immofinanz AG	3,990	94,702
*	Immofinanz AG	11,636	0
*	Lenzing AG	2,074	69,099

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRIA — (Continued)
	Mayr Melnhof Karton AG	1,336	$177,099
	Oesterreichische Post AG	5,063	171,350
	OMV AG	29,842	1,328,309
	Palfinger AG	2,089	54,063
	POLYTEC Holding AG	2,968	11,986
	Porr Ag	6,091	85,463
	Raiffeisen Bank International AG	13,015	271,353
*	Rosenbauer International AG	724	23,833
	Schoeller-Bleckmann Oilfield Equipment AG	671	31,871
	Semperit AG Holding	1,531	23,997
	Telekom Austria AG	37,674	327,926
	UBM Development AG	1,080	25,691
	UNIQA Insurance Group AG	12,216	102,497
	Verbund AG	3,829	311,368
	Vienna Insurance Group AG Wiener Versicherung Gruppe	9,607	271,529
	voestalpine AG	34,958	1,040,060
	Wienerberger AG	19,059	645,871
	Zumtobel Group AG	7,953	51,652
TOTAL AUSTRIA			9,222,942
BELGIUM — (1.1%)
	Ackermans & van Haaren NV	7,101	1,187,323
	Ageas SA	40,883	1,756,824
*	AGFA-Gevaert NV	41,313	56,144
*	Argenx SE, ADR	634	241,243
	Atenor	7,138	50,708
	Azelis Group NV	5,461	112,447
	Barco NV	6,310	104,824
	Bekaert SA	11,558	563,718
	bpost SA	27,871	113,844
	Cie d'Entreprises CFE	2,314	20,430
	Colruyt Group NV	13,322	608,656
	Deceuninck NV	28,149	68,842
	Deme Group NV	2,314	290,405
	D'ieteren Group	1,674	338,169
	Econocom Group SA	22,710	57,695
	Elia Group SA	4,267	513,770
	EVS Broadcast Equipment SA	1,977	65,004
	Fagron	15,426	277,767
	Gimv NV	5,644	263,206
	Greenyard NV	2,112	12,603
	Immobel SA	938	28,139
	Ion Beam Applications	2,271	25,856
	Jensen-Group NV	1,201	42,339
	KBC Group NV	46,624	3,041,358
	Kinepolis Group NV	3,384	149,811
	Lotus Bakeries NV	92	783,907
	Melexis NV	4,507	386,175
#*	Ontex Group NV	18,660	147,445
*	Orange Belgium SA	1,927	27,370
	Proximus SADP	46,349	439,821
	Recticel SA	11,663	144,190
	Shurgard Self Storage Ltd.	424	19,666
	Sipef NV	865	45,965
	Solvay SA	19,322	528,427
*	Syensqo SA	19,322	1,722,498
	Tessenderlo Group SA	7,071	202,436
	UCB SA	4,632	435,712
	Umicore SA	36,007	819,032

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
BELGIUM — (Continued)
	Van de Velde NV	1,542	$54,969
	VGP NV	3,178	372,744
TOTAL BELGIUM			16,121,482
CANADA — (10.6%)
*	5N Plus, Inc.	12,100	32,940
	Acadian Timber Corp.	3,200	38,606
	ADENTRA, Inc.	4,480	105,498
	Aecon Group, Inc.	18,295	188,060
	Africa Oil Corp.	94,896	178,576
	Ag Growth International, Inc.	1,300	54,593
	AGF Management Ltd., Class B	15,987	91,562
	Agnico Eagle Mines Ltd.	52,662	2,588,525
*	Aimia, Inc.	17,250	42,341
#*	Air Canada	18,758	254,209
	Alamos Gold, Inc., Class A	59,114	715,824
#	Algoma Central Corp.	3,100	35,440
#	Algonquin Power & Utilities Corp.	66,182	392,414
	Alimentation Couche-Tard, Inc.	46,595	2,730,302
	AltaGas Ltd.	55,064	1,144,735
*	Altius Renewable Royalties Corp.	1,700	10,444
	Altus Group Ltd.	4,016	135,375
	Amerigo Resources Ltd.	45,106	43,279
	Andlauer Healthcare Group, Inc.	3,888	113,478
*	Argonaut Gold, Inc.	81,374	23,302
*	Aritzia, Inc.	23,886	581,138
*	Ascot Resources Ltd.	34,500	16,680
	Atco Ltd., Class I	10,967	306,712
*	ATS Corp.	12,469	533,372
*	AutoCanada, Inc.	4,621	73,829
	B2Gold Corp.	316,765	884,768
	Badger Infrastructure Solution	8,086	280,991
*	Ballard Power Systems, Inc.	36,179	118,667
#	Bank of Montreal	49,360	4,648,812
	Bank of Nova Scotia	69,857	3,283,337
	BCE, Inc.	7,595	306,449
	Bird Construction, Inc.	9,530	108,523
	Black Diamond Group Ltd.	9,942	64,113
	BMTC Group, Inc.	3,210	30,502
*	Bombardier, Inc., Class A	256	9,483
*	Bombardier, Inc., Class B	13,394	495,028
#*	Bonterra Energy Corp.	6,000	21,778
#	Boralex, Inc., Class A	9,066	218,685
	Boyd Group Services, Inc.	5,139	1,104,592
	Bridgemarq Real Estate Services	1,100	10,833
	Brookfield Corp., Class A	61,235	2,429,805
	Brookfield Infrastructure Corp., Class A	15,537	544,653
	Brookfield Reinsurance Ltd.	1,288	50,837
#	BRP, Inc.	5,068	319,810
*	Calfrac Well Services Ltd.	12,400	47,407
	Calian Group Ltd.	1,700	71,632
	Cameco Corp.	11,541	551,082
	Canaccord Genuity Group, Inc.	29,719	163,356
#	Canacol Energy Ltd.	7,861	36,251
#*	Canada Goose Holdings, Inc.	7,291	87,419
	Canadian Imperial Bank of Commerce	61,614	2,784,081
	Canadian National Railway Co.	23,382	2,900,304
	Canadian Pacific Kansas City Ltd.	13,132	1,056,733
#	Canadian Tire Corp. Ltd., Class A	11,255	1,196,281

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#	Canadian Utilities Ltd., Class A	14,815	$337,634
	Canadian Western Bank	23,681	521,547
*	Canfor Corp.	14,380	174,128
*	Capstone Copper Corp.	94,775	466,667
	Cascades, Inc.	21,603	236,364
	Cathedral Energy Services Ltd.	24,000	16,602
	CCL Industries, Inc., Class B	26,856	1,149,388
*	Celestica, Inc.	29,809	1,024,237
	Centerra Gold, Inc.	57,303	302,189
	CES Energy Solutions Corp.	83,587	251,174
*	CGI, Inc.	19,485	2,179,892
	CI Financial Corp.	33,144	404,300
*	Cineplex, Inc.	1,096	6,725
	Cogeco Communications, Inc.	3,747	172,934
	Cogeco, Inc.	1,876	83,248
	Colliers International Group, Inc.	5,856	687,685
	Computer Modelling Group Ltd.	21,890	167,865
	Constellation Software, Inc.	952	2,631,187
	Converge Technology Solutions Corp.	29,245	98,756
	Corus Entertainment, Inc., Class B	54,490	38,503
	Definity Financial Corp.	8,059	234,496
*	Denison Mines Corp.	97,775	196,357
*	Descartes Systems Group, Inc.	4,255	372,695
	Dexterra Group, Inc.	10,672	47,548
	Dollarama, Inc.	24,451	1,794,474
	Doman Building Materials Group Ltd.	23,870	139,373
*	Dorel Industries, Inc., Class B	8,016	38,815
#	DREAM Unlimited Corp., Class A	9,274	163,542
	Dundee Precious Metals, Inc.	65,285	418,092
	Dye & Durham Ltd.	4,990	48,510
	Dynacor Group, Inc.	9,100	27,210
	ECN Capital Corp.	45,365	92,792
	E-L Financial Corp. Ltd.	200	151,226
*	Eldorado Gold Corp.	66,659	814,295
	Element Fleet Management Corp.	103,182	1,740,613
	Empire Co. Ltd., Class A	35,822	928,289
#	Enbridge, Inc.	57,314	2,034,868
	Endeavour Mining PLC	37,160	643,723
*	Endeavour Silver Corp.	31,151	47,038
	Enerflex Ltd.	6,512	33,566
	Enghouse Systems Ltd.	8,952	249,027
*	Ensign Energy Services, Inc.	37,617	65,192
	EQB, Inc.	9,400	645,474
*	Equinox Gold Corp.	73,994	325,776
*	ERO Copper Corp.	11,587	181,417
	Evertz Technologies Ltd.	7,206	76,753
	Exchange Income Corp.	5,458	190,722
	Exco Technologies Ltd.	6,801	38,900
	Extendicare, Inc.	15,218	80,139
	Fairfax Financial Holdings Ltd.	4,217	4,395,849
#	Fiera Capital Corp.	19,053	95,091
	Finning International, Inc.	36,735	1,063,155
	Firm Capital Mortgage Investment Corp.	9,400	79,845
#	First Majestic Silver Corp.	69,117	319,321
#*	First Mining Gold Corp.	44,500	3,806
	First National Financial Corp.	4,125	124,445
	First Quantum Minerals Ltd.	42,727	387,720
	FirstService Corp.	5,794	970,805
#*	Fission Uranium Corp.	72,500	67,407

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	Foraco International SA	7,600	$15,545
	Forsys Metals Corp.	28,000	21,035
#	Fortis, Inc.	26,067	1,046,068
*	Fortuna Silver Mines, Inc.	73,817	224,372
#	Freehold Royalties Ltd.	37,000	383,361
*	Frontera Energy Corp.	5,333	31,932
*	Galiano Gold, Inc.	35,902	31,511
*	GDI Integrated Facility Services, Inc.	3,200	88,066
	George Weston Ltd.	7,389	941,452
#	GFL Environmental, Inc.	19,931	677,056
	Gibson Energy, Inc.	33,866	540,566
	Gildan Activewear, Inc.	31,411	1,036,908
	goeasy Ltd.	3,450	392,922
*	GoGold Resources, Inc.	11,234	10,528
#	GoldMoney, Inc.	1,160	6,782
	Great-West Lifeco, Inc.	30,379	1,014,102
	Guardian Capital Group Ltd., Class A	5,228	168,064
#	Hammond Power Solutions, Inc.	1,900	131,401
	Headwater Exploration, Inc.	39,734	186,486
*	Heroux-Devtek, Inc.	8,414	95,565
	High Liner Foods, Inc.	5,650	48,833
#	HLS Therapeutics, Inc.	700	2,161
	Hudbay Minerals, Inc.	118,994	660,772
Ω	Hydro One Ltd.	17,900	531,228
	iA Financial Corp., Inc.	25,000	1,699,580
*	IAMGOLD Corp.	123,812	294,692
	IGM Financial, Inc.	14,464	391,279
*	Imperial Metals Corp.	8,315	14,472
	Information Services Corp.	3,800	68,965
	Innergex Renewable Energy, Inc.	24,649	168,308
	Intact Financial Corp.	14,416	2,254,427
*	Interfor Corp.	14,669	226,944
#*	Ivanhoe Mines Ltd., Class A	11,075	116,232
Ω	Jamieson Wellness, Inc.	5,532	127,103
#*	Journey Energy, Inc.	5,500	15,586
*	K92 Mining, Inc.	33,502	160,477
*	Karora Resources, Inc.	21,675	67,551
	K-Bro Linen, Inc.	1,621	42,368
#	Keyera Corp.	41,897	1,013,418
*	Kinaxis, Inc.	1,366	166,344
	Kinross Gold Corp.	390,138	2,150,250
*	Kiwetinohk Energy Corp.	1,200	10,086
*	Knight Therapeutics, Inc.	22,871	90,331
#	KP Tissue, Inc.	3,500	23,039
	Labrador Iron Ore Royalty Corp.	12,609	309,586
#*	Largo, Inc.	4,043	8,150
	Lassonde Industries, Inc., Class A	2,312	246,754
	Laurentian Bank of Canada	13,048	257,476
	Leon's Furniture Ltd.	8,006	126,719
*	Lightspeed Commerce, Inc.	37,286	687,554
	Linamar Corp.	14,754	699,812
	Loblaw Cos. Ltd.	15,654	1,564,335
*	Lucara Diamond Corp.	114,752	35,421
	Lundin Gold, Inc.	20,970	247,376
	Lundin Mining Corp.	167,701	1,369,599
	Magellan Aerospace Corp.	4,737	26,601
	Magna International, Inc.	50,785	2,886,921
	Mainstreet Equity Corp.	900	101,752
*	Major Drilling Group International, Inc.	15,288	94,381

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	Mandalay Resources Corp.	5,100	$6,183
#	Manulife Financial Corp.	113,775	2,515,565
#	Maple Leaf Foods, Inc.	12,910	246,207
	Martinrea International, Inc.	23,136	237,650
	Mattr Corp.	18,763	227,062
*	MDA Ltd.	10,609	88,142
	Medical Facilities Corp.	6,857	48,044
	Melcor Developments Ltd.	3,200	27,967
	Methanex Corp.	15,124	670,296
	Metro, Inc.	19,368	1,016,932
	Morguard Corp.	700	58,361
	MTY Food Group, Inc.	5,624	240,906
#	Mullen Group Ltd.	30,681	341,623
	National Bank of Canada	47,708	3,648,937
	Neo Performance Materials, Inc.	3,400	19,498
*	New Gold, Inc.	152,827	184,149
*	NFI Group, Inc.	6,471	57,372
	North American Construction Group Ltd.	10,692	245,980
	North West Co., Inc.	12,409	358,947
	Northland Power, Inc.	50,638	931,819
	Nutrien Ltd.	77,415	3,860,685
	OceanaGold Corp.	245,207	490,615
	Onex Corp.	17,120	1,264,087
	Open Text Corp.	23,715	1,034,210
*	Orla Mining Ltd.	32,010	107,234
	Osisko Gold Royalties Ltd.	30,883	449,720
*	Osisko Mining, Inc.	98,703	177,665
	Pan American Silver Corp.	70,830	957,949
	Park Lawn Corp.	7,200	107,107
	Parkland Corp.	39,725	1,355,635
	Pason Systems, Inc.	18,604	203,967
	Pembina Pipeline Corp.	38,374	1,321,218
	PHX Energy Services Corp.	13,038	90,576
#	Pine Cliff Energy Ltd.	21,000	20,931
	Pizza Pizza Royalty Corp.	7,900	85,613
	Polaris Renewable Energy, Inc.	6,500	65,558
	PrairieSky Royalty Ltd.	33,624	554,710
*	Precision Drilling Corp.	5,318	329,232
	Premium Brands Holdings Corp.	8,860	606,219
	Primo Water Corp.	37,730	550,103
	Propel Holdings, Inc.	2,400	28,026
#	Quarterhill, Inc.	31,600	43,953
	Quebecor, Inc., Class B	25,512	620,319
	RB Global, Inc.	7,425	474,977
*	Real Matters, Inc.	10,100	52,511
	Restaurant Brands International, Inc.	15,606	1,218,516
	Richelieu Hardware Ltd.	11,988	387,161
	Rogers Communications, Inc., Class B	37,400	1,746,965
	Rogers Sugar, Inc.	6,900	28,535
	Royal Bank of Canada	84,715	8,268,958
	Russel Metals, Inc.	18,045	591,769
	Sandstorm Gold Ltd.	30,900	140,904
*	Sangoma Technologies Corp.	1,400	3,947
	Saputo, Inc.	38,816	800,312
#	Savaria Corp.	6,800	81,684
*	Seabridge Gold, Inc.	9,312	97,869
	Secure Energy Services, Inc.	69,338	531,724
*	Shopify, Inc., Class A	6,770	542,074
	Sienna Senior Living, Inc.	11,000	98,509

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	SilverCrest Metals, Inc.	27,473	$151,750
Ω	Sleep Country Canada Holdings, Inc.	8,995	173,885
	SNC-Lavalin Group, Inc.	22,030	730,647
Ω	Spin Master Corp.	5,831	149,977
	Sprott, Inc.	2,451	86,226
	SSR Mining, Inc.	57,515	542,202
	Stantec, Inc.	17,625	1,416,742
	Stella-Jones, Inc.	15,995	946,292
#*Ω	STEP Energy Services Ltd.	6,300	20,993
	StorageVault Canada, Inc.	25,726	102,755
	Sun Life Financial, Inc.	35,838	1,858,501
#*	SunOpta, Inc.	700	4,165
	Superior Plus Corp.	40,046	274,628
	Supremex, Inc.	2,200	6,955
	Sylogist Ltd.	3,900	22,336
#*	Taseko Mines Ltd.	48,479	70,675
	TELUS Corp.	2,996	53,660
	TELUS Corp.	5,907	105,798
*	TELUS International CDA, Inc.	6,325	54,507
	TerraVest Industries, Inc.	1,300	46,993
	TFI International, Inc.	10,280	1,351,091
	Thomson Reuters Corp.	4,286	636,985
	Tidewater Midstream & Infrastructure Ltd.	71,300	49,321
	Timbercreek Financial Corp.	20,935	110,869
	TMX Group Ltd.	20,943	517,948
	Topaz Energy Corp.	13,412	193,930
*	Torex Gold Resources, Inc.	20,090	206,362
	Toromont Industries Ltd.	13,530	1,185,089
	Toronto-Dominion Bank	63,714	3,869,467
	Total Energy Services, Inc.	13,308	93,244
#	Transcontinental, Inc., Class A	24,124	242,774
	Trican Well Service Ltd.	61,315	199,755
	Tricon Residential, Inc.	34,591	380,868
	Triple Flag Precious Metals Corp.	7,456	95,294
*	Trisura Group Ltd.	5,012	139,834
	Vecima Networks, Inc.	1,615	18,931
	VersaBank	2,400	27,312
*	Victoria Gold Corp.	11,300	52,531
*	Vitalhub Corp.	6,200	20,660
	Wajax Corp.	7,375	174,659
	Waste Connections, Inc.	6,901	1,071,449
*	Well Health Technologies Corp.	6,300	17,947
*	Wesdome Gold Mines Ltd.	21,184	124,950
	West Fraser Timber Co. Ltd.	17,588	1,398,589
	Western Forest Products, Inc.	95,411	48,257
	Westshore Terminals Investment Corp.	8,046	169,963
	Wheaton Precious Metals Corp.	11,638	545,473
#*	WildBrain Ltd.	21,563	21,331
	Winpak Ltd.	6,205	194,672
	WSP Global, Inc.	9,281	1,363,450
*	Yangarra Resources Ltd.	16,900	14,079
#	Yellow Pages Ltd.	3,807	28,401
TOTAL CANADA			152,536,001
CHINA — (0.0%)
*	AustAsia Group Ltd.	3,824	685
	China Gold International Resources Corp. Ltd.	56,934	236,722
*	Fountain SET Holdings Ltd.	96,000	4,551
	PAX Global Technology Ltd.	15,000	10,483

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	SIIC Environment Holdings Ltd.	305,800	$43,301
TOTAL CHINA			295,742
DENMARK — (1.8%)
*	ALK-Abello AS	22,280	359,530
	Alm Brand AS	198,447	360,255
*	Ambu AS, Class B	31,715	526,058
	AP Moller - Maersk AS, Class A	150	271,990
	AP Moller - Maersk AS, Class B	146	269,195
#*	Bang & Olufsen AS	27,144	37,806
	BankNordik P	1,197	32,477
	cBrain AS	1,564	56,699
	Coloplast AS, Class B	15,611	1,799,507
	Columbus AS	25,009	27,019
	Danske Bank AS	61,163	1,642,316
*	Demant AS	19,244	871,732
	Dfds AS	9,894	335,211
	DSV AS	10,088	1,804,841
	FLSmidth & Co. AS	14,063	577,362
*	GN Store Nord AS	31,954	753,556
#	GronlandsBANKEN AS	259	24,916
*	H+H International AS, Class B	3,579	39,711
	ISS AS	34,147	646,129
	Jeudan AS	1,620	54,645
	Jyske Bank AS	15,613	1,195,903
	Matas AS	10,756	192,843
#*Ω	Netcompany Group AS	12,580	501,796
*	Nilfisk Holding AS	3,833	67,548
*	NKT AS	14,984	1,044,743
*Ω	NNIT AS	3,366	46,765
	North Media AS	2,064	23,062
	Novozymes AS, Class B	24,795	1,270,513
#*	NTG Nordic Transport Group AS, Class A	1,316	59,064
Ω	Orsted AS	4,517	254,600
	Pandora AS	21,448	3,133,916
	Parken Sport & Entertainment AS	1,139	22,398
	Per Aarsleff Holding AS	5,854	269,458
	Ringkjoebing Landbobank AS	7,641	1,231,529
	Rockwool AS, Class A	1,003	274,082
	Rockwool AS, Class B	2,447	667,118
#*	RTX AS	1,768	22,022
	Schouw & Co. AS	3,662	292,814
	Solar AS, Class B	1,805	117,546
	SP Group AS	1,755	48,190
	Spar Nord Bank AS	24,008	408,475
	Sparekassen Sjaelland-Fyn AS	1,955	63,054
	Sydbank AS	16,028	711,309
*	TCM Group AS	1,798	14,573
	Tivoli AS	661	73,464
	Topdanmark AS	12,033	533,643
	TORM PLC, Class A	12,022	422,383
	Tryg AS	55,216	1,180,193
	UIE PLC	3,870	118,112
*	Vestas Wind Systems AS	39,127	1,103,186
TOTAL DENMARK			25,855,257
FINLAND — (1.6%)
	Aktia Bank OYJ	15,644	164,871

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
FINLAND — (Continued)
#	Alandsbanken Abp, Class B	1,334	$46,953
	Alma Media OYJ	6,819	73,199
	Aspo OYJ	5,171	34,455
	Atria OYJ	4,031	46,952
	Cargotec OYJ, Class B	9,960	566,227
	Citycon OYJ	11,056	57,817
	Digia OYJ	3,511	20,747
	Elisa OYJ	23,400	1,066,138
Ω	Enento Group OYJ	2,714	58,309
	eQ OYJ	1,501	23,859
	Fiskars OYJ Abp	6,389	119,191
	F-Secure OYJ	15,090	31,509
	Gofore OYJ	928	22,459
	Harvia OYJ	3,039	89,674
	Huhtamaki OYJ	22,410	879,546
	Ilkka OYJ	2,909	10,067
#*	Incap OYJ	2,299	18,219
	Kamux Corp.	5,559	31,184
	Kemira OYJ	29,190	546,357
	Kesko OYJ, Class A	17,824	349,634
	Kesko OYJ, Class B	63,750	1,245,012
	Kojamo OYJ	17,469	207,102
	Kone OYJ, Class B	27,467	1,359,652
	Konecranes OYJ	17,697	760,024
	Lassila & Tikanoja OYJ	7,680	85,842
*	Mandatum OYJ	29,731	134,237
	Marimekko OYJ	8,031	119,866
#	Metsa Board OYJ, Class B	34,526	278,080
	Metso OYJ	108,186	1,081,280
	Neste OYJ	30,584	1,054,369
	Nokia OYJ	287,220	1,038,364
	Nokia OYJ, Sponsored ADR	99,322	357,559
	Nokian Renkaat OYJ	33,877	305,310
	Nordea Bank Abp	181,655	2,238,549
	Oma Saastopankki OYJ	1,214	30,466
	Oriola OYJ	2,227	2,896
	Oriola OYJ, Class B	38,503	45,191
#	Outokumpu OYJ	96,285	411,014
	Ponsse OYJ	2,132	54,566
	Puuilo OYJ	8,353	80,459
*	QT Group OYJ	3,073	216,756
	Raisio OYJ, Class V	36,963	81,402
	Rapala VMC OYJ	1,151	3,877
	Revenio Group OYJ	5,089	139,720
	Sampo OYJ, Class A	29,731	1,244,404
	Sanoma OYJ	21,019	156,551
	Scanfil OYJ	2,122	17,065
*	Stockmann OYJ Abp, Class B	7,864	24,357
	Stora Enso OYJ, Class R	93,079	1,184,409
	Taaleri PLC	3,658	37,239
#	Talenom OYJ	3,569	23,160
	TietoEVRY OYJ	29,229	678,273
	Tokmanni Group Corp.	12,950	222,053
	UPM-Kymmene OYJ	52,586	1,912,670
	Vaisala OYJ, Class A	4,036	159,548
#	Valmet OYJ	37,202	1,052,954
#*	Verkkokauppa.com OYJ	1,932	5,082
	Wartsila OYJ Abp	49,352	728,025

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
FINLAND — (Continued)
	YIT OYJ	30,708	$65,414
TOTAL FINLAND			23,100,164
FRANCE — (8.1%)
	ABC arbitrage	6,472	30,951
	Accor SA	31,299	1,236,107
	Aeroports de Paris SA	4,724	632,118
	Airbus SE	22,585	3,597,471
	AKWEL SADIR	2,771	47,647
Ω	ALD SA	28,777	191,790
#	Alstom SA	51,062	643,913
	Altamir	3,848	101,914
	Alten SA	7,390	1,142,643
Ω	Amundi SA	10,225	691,594
*Ω	Aramis Group SAS	2,426	10,363
	Arkema SA	15,228	1,657,308
	Assystem SA	1,573	88,716
#*	Atos SE	25,226	107,688
	Aubay	1,418	62,963
	AXA SA	62,944	2,112,735
	Axway Software SA	2,380	76,463
*	Bastide le Confort Medical	789	17,803
	Beneteau SACA	9,994	119,774
	BioMerieux	5,813	625,643
	BNP Paribas SA	45,758	3,074,213
	Boiron SA	1,017	43,987
	Bollore SE	83,620	552,313
#	Bonduelle SCA	3,955	42,019
*††	Bourbon Corp. SA	3,477	0
	Bouygues SA	46,446	1,701,437
	Bureau Veritas SA	55,955	1,488,340
	Capgemini SE	15,444	3,433,532
	Carrefour SA	104,406	1,782,450
	Catana Group	5,629	35,037
	CBo Territoria	5,862	22,934
*	Cegedim SA	1,934	34,602
*	CGG SA	219,297	105,173
#	Chargeurs SA	4,566	58,258
	Cie de Saint-Gobain SA	49,501	3,500,044
	Cie des Alpes	5,170	84,221
	Cie Generale des Etablissements Michelin SCA	81,354	2,701,169
	Cie Plastic Omnium SE	15,935	182,638
#	Clariane SE	17,792	44,963
	Coface SA	31,407	424,396
	Credit Agricole SA	63,648	911,748
	Danone SA	17,675	1,177,572
	Dassault Systemes SE	10,358	536,941
	Derichebourg SA	35,322	182,246
	Edenred SE	18,447	1,101,811
	Eiffage SA	21,143	2,212,196
#*	Ekinops SAS	1,391	6,803
#*Ω	Elior Group SA	38,073	110,015
	Elis SA	63,950	1,406,060
	Engie SA	123,969	1,980,091
	Equasens	1,085	62,435
	Eramet SA	2,037	140,303
	EssilorLuxottica SA	7,122	1,395,720
	Eurazeo SE	11,992	1,021,481
Ω	Euronext NV	13,968	1,228,586

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
#*	Eutelsat Communications SACA	30,479	$111,168
*	Exclusive Networks SA	3,642	74,307
	Fnac Darty SA	3,534	94,533
*	Forvia SE	49,240	846,640
	Gaztransport Et Technigaz SA	7,678	1,076,437
	Getlink SE	58,534	1,008,604
	GL Events SACA	2,690	57,993
	Groupe Crit SA	826	66,398
#	Guerbet	2,118	52,175
	Hermes International SCA	1,336	2,818,505
*	ID Logistics Group SACA	660	235,114
	Imerys SA	8,616	286,536
	Infotel SA	935	52,510
	Interparfums SA	2,220	117,461
	Ipsen SA	8,567	987,768
	IPSOS SA	11,077	726,992
	Jacquet Metals SACA	3,858	75,411
*	JCDecaux SE	14,532	301,834
	Kaufman & Broad SA	3,216	95,200
#	Kering SA	3,867	1,588,461
#	Lacroix Group SA	463	14,858
	Lectra	4,419	155,867
	Legrand SA	13,873	1,344,510
	Linedata Services	158	10,007
	LISI SA	2,450	57,668
	LNA Sante SA	1,295	27,662
	L'Oreal SA	8,848	4,234,246
#*	Lumibird	1,386	17,578
	LVMH Moet Hennessy Louis Vuitton SE	14,037	11,679,606
Ω	Maisons du Monde SA	7,630	36,833
	Manitou BF SA	2,842	63,663
	Mersen SA	6,067	220,086
	Metropole Television SA	7,832	111,077
Ω	Neoen SA	10,014	289,535
	Nexans SA	6,710	610,733
	Nexity SA	13,134	218,921
	NRJ Group	4,221	35,928
	Oeneo SA	3,475	44,141
	Orange SA	453,437	5,392,238
*	Pierre Et Vacances SA	14,537	21,007
	Publicis Groupe SA	19,441	1,947,862
	Quadient SA	8,592	182,039
*††	Recylex SA	3,158	0
	Renault SA	38,032	1,432,273
	Rexel SA	70,679	1,882,413
	Robertet SA	58	51,396
	Rubis SCA	13,853	350,294
	Safran SA	14,835	2,769,826
	Samse SACA	114	24,613
	Savencia SA	1,171	67,836
	Schneider Electric SE	9,375	1,841,719
	SCOR SE	45,408	1,354,573
	SEB SA	5,068	618,855
	Seche Environnement SACA	643	79,898
	SES SA	118,383	726,342
#*Ω	SMCP SA	10,385	30,364
	Societe BIC SA	7,681	531,468
	Societe Generale SA	62,054	1,595,099
	Societe LDC SADIR	776	110,968

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Societe pour l'Informatique Industrielle	2,258	$170,213
*	SOITEC	3,370	487,012
	Sopra Steria Group	3,410	799,947
	SPIE SA	34,312	1,134,957
	Stef SA	1,222	159,958
	STMicroelectronics NV	39,978	1,755,334
	STMicroelectronics NV	16,956	748,099
	Sword Group	2,115	86,455
	Synergie SE	2,431	84,312
	Technip Energies NV	34,348	711,024
	Teleperformance SE	11,280	1,761,643
	Television Francaise 1 SA	14,108	124,129
	Thermador Groupe	1,879	174,573
#	Tikehau Capital SCA	5,921	135,489
	Totalenergies EP Gabon	250	41,123
#	Trigano SA	1,803	284,009
*	Ubisoft Entertainment SA	23,294	513,821
	Valeo SE	60,132	784,876
*	Vallourec SACA	55,614	795,619
	Veolia Environnement SA	35,647	1,161,516
Ω	Verallia SA	19,194	676,864
	Vetoquinol SA	157	18,078
	Vinci SA	39,321	4,967,118
	Virbac SACA	786	283,658
	Vivendi SE	104,413	1,176,688
*	Voltalia SA	5,971	51,095
	Wavestone	1,568	103,874
*Ω	Worldline SA	34,258	463,115
*Ω	X-Fab Silicon Foundries SE	13,964	134,203
TOTAL FRANCE			116,628,189
GERMANY — (6.5%)
	1&1 AG	10,098	199,413
	7C Solarparken AG	14,165	51,945
	Adesso SE	821	82,367
	adidas AG	3,193	602,800
*	Adtran Networks SE	552	11,929
	All for One Group SE	614	32,826
	Allgeier SE	1,476	32,047
	Allianz SE	15,593	4,166,075
	AlzChem Group AG	905	23,117
	Amadeus Fire AG	1,214	146,656
*	Aroundtown SA	115,812	258,346
	Atoss Software AG	1,196	327,706
Ω	Aumann AG	2,303	39,695
	Aurubis AG	9,731	699,983
#*Ω	Auto1 Group SE	7,864	32,717
	BASF SE	62,672	2,995,972
	Bayerische Motoren Werke AG	31,871	3,316,276
	BayWa AG	4,041	129,805
	Bechtle AG	20,519	1,063,969
Ω	Befesa SA	7,881	276,946
	Bertrandt AG	1,410	75,424
	Bijou Brigitte AG	1,184	48,675
	Bilfinger SE	7,107	301,284
*	Borussia Dortmund GmbH & Co. KGaA	22,581	92,768
#	BRANICKS Group AG	8,141	18,710
	Brenntag SE	26,456	2,338,975
	CANCOM SE	5,932	188,303

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Carl Zeiss Meditec AG	2,358	$248,561
*	Ceconomy AG	39,377	95,653
	CENIT AG	1,138	17,418
	Cewe Stiftung & Co. KGAA	1,993	217,195
	Commerzbank AG	151,534	1,740,155
	CompuGroup Medical SE & Co. KgaA	5,412	232,038
	Continental AG	17,899	1,462,181
*Ω	Covestro AG	36,371	1,920,588
	CropEnergies AG	9,615	119,602
	CTS Eventim AG & Co. KGaA	13,951	944,164
	Daimler Truck Holding AG	74,017	2,645,157
*Ω	Delivery Hero SE	9,747	221,152
	Deutsche Bank AG	183,602	2,359,286
	Deutsche Beteiligungs AG	3,648	109,691
	Deutsche Boerse AG	10,251	2,041,381
	Deutsche EuroShop AG	1,616	34,794
#Ω	Deutsche Pfandbriefbank AG	37,082	223,163
	Deutsche Post AG	99,822	4,780,890
	Deutsche Telekom AG	346,610	8,508,516
	Deutsche Wohnen SE	5,597	135,944
	Deutz AG	16,578	100,191
	DMG Mori AG	302	14,297
*	Dr Hoenle AG	981	18,570
	Draegerwerk AG & Co. KGaA	933	42,219
	Duerr AG	13,206	301,935
Ω	DWS Group GmbH & Co. KGaA	7,531	307,979
	E.ON SE	133,334	1,803,913
	Eckert & Ziegler Strahlen- und Medizintechnik AG	2,712	134,885
	EDAG Engineering Group AG	3,367	47,975
	Elmos Semiconductor SE	2,333	162,945
	ElringKlinger AG	8,030	44,264
#*	Encavis AG	22,910	318,960
	Energiekontor AG	2,205	180,066
	Evonik Industries AG	40,645	747,711
	Fabasoft AG	710	15,831
	Fielmann Group AG	5,128	266,822
*	flatexDEGIRO AG	16,284	178,067
	FORTEC Elektronik AG	65	1,796
*	Fraport AG Frankfurt Airport Services Worldwide	10,273	602,943
	Freenet AG	34,940	965,486
	Fresenius Medical Care AG	38,565	1,490,522
	FUCHS SE	6,155	218,247
	GEA Group AG	33,136	1,327,065
	Gerresheimer AG	8,398	856,167
	Gesco SE	2,374	42,907
	GFT Technologies SE	5,152	182,178
*	Grand City Properties SA	13,094	127,100
	Grenke AG	5,586	135,278
	H&R GmbH & Co. KGaA	3,109	16,445
#	Hamburger Hafen und Logistik AG	6,797	121,371
	Hannover Rueck SE	4,815	1,154,237
#Ω	Hapag-Lloyd AG	3,111	465,852
#*	Heidelberger Druckmaschinen AG	64,962	76,692
	Hella GmbH & Co. KGaA	1,907	168,862
*	HelloFresh SE	36,463	482,214
	Henkel AG & Co. KGaA	6,560	448,643
	Hensoldt AG	11,503	345,330
*	Highlight Communications AG	1,578	4,264
	HOCHTIEF AG	7,024	753,569

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Hornbach Holding AG & Co. KGaA	2,894	$207,786
	Hugo Boss AG	14,055	877,799
	Indus Holding AG	5,852	141,067
	Infineon Technologies AG	74,221	2,705,869
	Init Innovation in Traffic Systems SE	1,284	45,390
Ω	Instone Real Estate Group SE	7,772	67,066
	IVU Traffic Technologies AG	778	10,968
	Jenoptik AG	7,840	244,837
Ω	JOST Werke SE	3,281	158,442
	K&S AG	12,115	169,928
*	Katek SE	1,480	23,745
	KION Group AG	22,546	1,028,659
	Knaus Tabbert AG	887	39,359
	Knorr-Bremse AG	9,394	580,231
*	Koenig & Bauer AG	4,031	48,435
	Kontron AG	7,238	167,853
	Krones AG	3,375	418,246
	KWS Saat SE & Co. KGaA	2,056	115,476
	Lanxess AG	14,007	373,935
*	LEG Immobilien SE	11,103	921,323
	Leifheit AG	1,652	27,545
#*	LPKF Laser & Electronics SE	2,771	27,069
#*	MAX Automation SE	1,137	7,769
*	Medios AG	2,754	44,851
	Mercedes-Benz Group AG	89,327	6,030,714
*	METRO AG	30,695	206,883
	MLP SE	19,862	115,169
	MTU Aero Engines AG	2,506	576,205
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	6,855	2,918,303
	Mutares SE & Co. KGaA	3,654	148,419
#*	Nagarro SE	1,826	178,469
	Nemetschek SE	9,480	874,754
	New Work SE	642	42,699
	Nexus AG	1,556	96,965
	Norma Group SE	9,672	157,287
	OHB SE	1,146	53,866
	Patrizia SE	11,415	97,391
	Pfeiffer Vacuum Technology AG	716	120,140
	PNE AG	17,058	245,843
*	ProCredit Holding AG	3,978	33,666
#	ProSiebenSat.1 Media SE	36,207	254,706
	PSI Software SE	2,436	60,201
	Puma SE	22,565	908,102
*	PVA TePla AG	2,616	59,202
	PWO AG	549	17,879
*	q.beyond AG	24,716	18,543
	Rational AG	893	685,990
*Ω	Redcare Pharmacy NV	468	65,143
#	RTL Group SA	6,944	266,860
	SAF-Holland SE	6,237	100,707
	Salzgitter AG	6,774	188,936
	SAP SE	9,288	1,609,114
Ω	Scout24 SE	1,642	120,901
	Secunet Security Networks AG	415	74,335
#*	SGL Carbon SE	12,199	77,223
#	Siltronic AG	5,242	492,686
	Sixt SE	3,748	365,265
*	SMA Solar Technology AG	3,324	170,488
	Stabilus SE	6,076	425,766

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Stemmer Imaging AG	320	$11,019
	STRATEC SE	599	27,357
	Stroeer SE & Co. KGaA	7,728	453,727
	Suedzucker AG	22,105	311,615
	SUESS MicroTec SE	3,494	118,700
	Surteco Group SE	989	16,888
	Symrise AG	4,463	460,464
	Synlab AG	3,588	38,570
*	TAG Immobilien AG	26,493	370,818
	Takkt AG	7,339	107,197
*	Talanx AG	9,884	693,471
*Ω	TeamViewer SE	27,471	393,842
	Technotrans SE	1,771	35,877
	thyssenkrupp AG	139,522	861,086
	United Internet AG	23,691	620,999
	USU Software AG	419	7,928
	Verbio Vereinigte Bioenergie AG	6,536	142,973
	Volkswagen AG	3,175	448,250
	Vonovia SE	37,002	1,152,699
	Vossloh AG	2,156	95,636
	Wacker Chemie AG	4,227	458,294
	Wacker Neuson SE	8,347	154,670
	Washtec AG	2,863	98,774
*	Westwing Group SE	2,342	21,108
	Wuestenrot & Wuerttembergische AG	6,832	98,909
*Ω	Zalando SE	6,548	130,741
TOTAL GERMANY			93,930,136
HONG KONG — (1.7%)
	Aeon Credit Service Asia Co. Ltd.	38,000	26,143
	AIA Group Ltd.	601,000	4,713,292
#*	Aidigong Maternal & Child Health Ltd.	352,000	3,371
	Allied Group Ltd.	50,000	10,212
	APAC Resources Ltd.	26,588	3,132
	Asia Financial Holdings Ltd.	40,000	17,295
	ASMPT Ltd.	64,700	624,379
	Bank of East Asia Ltd.	216,519	246,217
	Best Mart 360 Holdings Ltd.	40,000	9,262
*	Blue River Holdings Ltd.	120,000	3,742
	BOC Hong Kong Holdings Ltd.	196,500	470,970
	Bright Smart Securities & Commodities Group Ltd.	140,000	24,720
	Cafe de Coral Holdings Ltd.	78,000	78,454
*	Cathay Pacific Airways Ltd.	298,000	303,637
	Chevalier International Holdings Ltd.	12,000	7,092
*	China Energy Development Holdings Ltd.	1,680,000	15,430
	China Motor Bus Co. Ltd.	1,400	10,373
#*	China Star Entertainment Ltd.	180,000	18,138
*	Chinese Estates Holdings Ltd.	121,000	15,202
	Chow Sang Sang Holdings International Ltd.	86,000	93,723
	Chow Tai Fook Jewellery Group Ltd.	168,000	227,587
	CITIC Telecom International Holdings Ltd.	532,000	189,697
	CK Asset Holdings Ltd.	152,069	686,187
	CK Hutchison Holdings Ltd.	154,000	795,382
	CK Life Sciences International Holdings, Inc.	264,000	17,943
#*	C-Mer Eye Care Holdings Ltd.	76,000	25,686
#††	Convoy, Inc.	576,000	2,306
*	Cowell e Holdings, Inc.	74,000	151,712
Ω	Crystal International Group Ltd.	111,500	42,323
*	CSC Holdings Ltd.	2,830,000	10,483

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	CSI Properties Ltd.	1,190,000	$13,249
	Dah Sing Banking Group Ltd.	113,728	68,368
	Dah Sing Financial Holdings Ltd.	44,920	90,466
	Dickson Concepts International Ltd.	43,500	24,585
	Dynamic Holdings Ltd.	10,000	9,693
	Eagle Nice International Holdings Ltd.	74,000	41,200
	Emperor Watch & Jewellery Ltd.	810,000	18,484
*	ENM Holdings Ltd.	376,000	12,793
*	Esprit Holdings Ltd.	596,750	21,827
Ω	ESR Group Ltd.	207,400	265,114
*	Eternity Investment Ltd.	590,000	4,034
	Fairwood Holdings Ltd.	19,000	19,911
	Far East Consortium International Ltd.	300,378	48,470
*Ω	FIT Hon Teng Ltd.	322,000	38,488
#*Ω	Frontage Holdings Corp.	164,000	33,728
	FSE Lifestyle Services Ltd.	29,000	20,368
	Get Nice Financial Group Ltd.	101,500	8,297
	Giordano International Ltd.	260,000	68,194
	Glorious Sun Enterprises Ltd.	80,000	8,477
#*	Gold Fin Holdings	38,000	0
	Great Eagle Holdings Ltd.	52,520	77,316
	G-Resources Group Ltd.	113,760	29,015
	Guotai Junan International Holdings Ltd.	719,000	45,179
	Hang Lung Group Ltd.	179,000	215,484
	Hang Lung Properties Ltd.	255,000	296,045
	Hang Seng Bank Ltd.	22,500	234,229
	Hanison Construction Holdings Ltd.	26,565	2,295
	Hao Tian International Construction Investment Group Ltd.	136,000	15,834
	HKBN Ltd.	196,500	81,658
	HKT Trust & HKT Ltd.	732,000	879,322
	Hon Kwok Land Investment Co. Ltd.	20,000	3,413
	Hong Kong Exchanges & Clearing Ltd.	49,740	1,508,057
	Hong Kong Ferry Holdings Co. Ltd.	28,000	15,982
*	Hong Kong Technology Venture Co. Ltd.	107,000	26,122
*	Hongkong & Shanghai Hotels Ltd.	106,511	73,684
Ω	Honma Golf Ltd.	25,000	10,590
	Hutchison Telecommunications Hong Kong Holdings Ltd.	340,000	45,138
	Hysan Development Co. Ltd.	82,000	141,531
*	IGG, Inc.	145,000	51,611
*	Imagi International Holdings Ltd.	15,500	1,632
Ω	Impro Precision Industries Ltd.	36,000	11,509
	International Housewares Retail Co. Ltd.	91,000	16,515
*	ITC Properties Group Ltd.	107,018	7,076
	Johnson Electric Holdings Ltd.	88,569	116,148
	K Wah International Holdings Ltd.	256,000	62,206
*	Kader Holdings Co. Ltd.	102,000	4,166
	Karrie International Holdings Ltd.	166,000	9,715
	Kerry Logistics Network Ltd.	74,500	82,774
	Kerry Properties Ltd.	130,500	207,232
	Kowloon Development Co. Ltd.	101,000	61,741
	KRP Development Holdings Ltd.	41,500	4,333
*	Lai Sun Development Co. Ltd.	82,680	6,879
	Langham Hospitality Investments & Langham Hospitality Investments Ltd.	343,500	26,387
	Liu Chong Hing Investment Ltd.	46,000	29,571
	L'Occitane International SA	93,500	298,535
	Luk Fook Holdings International Ltd.	70,000	173,420
	Man Wah Holdings Ltd.	408,400	254,578
*	MECOM Power & Construction Ltd.	221,747	8,228
#*††	MH Development NPV	28,000	0

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Miramar Hotel & Investment	47,000	$61,233
	Modern Dental Group Ltd.	72,000	32,782
	MTR Corp. Ltd.	40,420	131,499
*	NEW Concepts Holdings Ltd.	136,000	5,832
#	New World Development Co. Ltd.	248,270	304,293
††	NewOcean Energy Holdings Ltd.	238,000	213
	Nissin Foods Co. Ltd.	61,000	44,999
	Oriental Watch Holdings	113,457	53,723
*	Oshidori International Holdings Ltd.	1,002,000	24,282
	Pacific Basin Shipping Ltd.	1,262,000	351,289
	Pacific Textiles Holdings Ltd.	267,000	42,379
	PC Partner Group Ltd.	60,000	19,815
	PCCW Ltd.	880,797	455,594
	Pentamaster International Ltd.	144,000	16,005
	Perfect Medical Health Management Ltd.	88,000	33,832
	Pico Far East Holdings Ltd.	162,000	31,320
	Plover Bay Technologies Ltd.	56,000	14,335
	Power Assets Holdings Ltd.	70,000	409,863
	PRADA SpA	52,100	323,087
	Public Financial Holdings Ltd.	104,000	16,773
#*	Realord Group Holdings Ltd.	72,000	48,981
*	Regal Hotels International Holdings Ltd.	76,000	28,567
Ω	Regina Miracle International Holdings Ltd.	87,000	21,873
#*	Sa Sa International Holdings Ltd.	66,000	6,920
*Ω	Samsonite International SA	283,500	791,455
	SAS Dragon Holdings Ltd.	64,000	27,895
	SEA Holdings Ltd.	47,706	10,201
#*	Shandong Hi-Speed Holdings Group Ltd.	17,000	12,100
*	Shangri-La Asia Ltd.	290,000	180,207
*	Shun Tak Holdings Ltd.	394,000	39,338
	Singamas Container Holdings Ltd.	386,000	26,584
	Sino Land Co. Ltd.	517,155	540,201
#	SITC International Holdings Co. Ltd.	306,000	464,307
	SmarTone Telecommunications Holdings Ltd.	92,500	46,204
*	Solomon Systech International Ltd.	272,000	8,886
	Soundwill Holdings Ltd.	25,500	21,833
	Stella International Holdings Ltd.	118,500	156,281
	Sun Hung Kai & Co. Ltd.	139,000	38,572
	Sun Hung Kai Properties Ltd.	48,696	454,499
	SUNeVision Holdings Ltd.	170,000	58,331
	Swire Pacific Ltd., Class A	61,500	475,827
	Swire Pacific Ltd., Class B	92,500	109,005
	Swire Properties Ltd.	54,200	101,288
	TAI Cheung Holdings Ltd.	82,000	36,371
	Techtronic Industries Co. Ltd.	94,500	1,003,694
*	Television Broadcasts Ltd.	75,400	28,669
*	Texhong International Group Ltd.	87,000	41,329
	Texwinca Holdings Ltd.	224,000	23,493
*	Theme International Holdings Ltd.	1,010,000	53,634
*	TOM Group Ltd.	250,000	20,302
#*	Tongda Group Holdings Ltd.	1,450,000	17,080
	Town Health International Medical Group Ltd.	538,998	19,913
	Tradelink Electronic Commerce Ltd.	164,000	18,777
	Transport International Holdings Ltd.	59,364	68,621
	United Laboratories International Holdings Ltd.	256,000	221,299
	Value Partners Group Ltd.	186,000	42,829
	Vitasoy International Holdings Ltd.	88,000	67,547
*	Vobile Group Ltd.	133,000	24,668
	VSTECS Holdings Ltd.	196,000	105,613

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	VTech Holdings Ltd.	37,100	$214,883
	Wang On Group Ltd.	3,440,000	15,083
Ω	WH Group Ltd.	1,702,925	1,004,717
	Wharf Real Estate Investment Co. Ltd.	82,000	240,246
	Wing On Co. International Ltd.	9,000	13,618
	Wing Tai Properties Ltd.	62,000	20,228
*	Xingye Alloy Materials Group Ltd.	95,000	12,779
	Yue Yuen Industrial Holdings Ltd.	183,000	172,574
*	Zhaobangji Lifestyle Holdings Ltd.	328,000	7,582
TOTAL HONG KONG			24,333,038
IRELAND — (0.6%)
	AIB Group PLC	275,583	1,210,477
	Bank of Ireland Group PLC	232,983	2,142,505
	Cairn Homes PLC	206,386	316,663
	Dalata Hotel Group PLC	48,929	253,938
	FBD Holdings PLC	6,986	88,710
	Glanbia PLC	49,494	886,390
*Ω	Glenveagh Properties PLC	147,143	194,589
	Irish Continental Group PLC	52,931	263,016
	Kingspan Group PLC	21,831	1,773,039
*	Permanent TSB Group Holdings PLC	22,577	42,091
	Smurfit Kappa Group PLC	51,867	1,932,813
TOTAL IRELAND			9,104,231
ISRAEL — (0.9%)
	Adgar Investment & Development Ltd.	12,287	15,623
*	AFI Properties Ltd.	1,879	82,388
	Africa Israel Residences Ltd.	894	47,487
*	Airport City Ltd.	8,088	134,959
	Alony Hetz Properties & Investments Ltd.	12,913	97,734
	Alrov Properties & Lodgings Ltd.	1,668	59,095
	Amot Investments Ltd.	12,245	63,619
	Arad Ltd.	2,441	39,522
*	Argo Properties NV	2,212	41,448
*	Ashdod Refinery Ltd.	2,235	51,747
	Ashtrom Group Ltd.	5,158	77,581
	AudioCodes Ltd.	6,874	76,920
	Aura Investments Ltd.	10,607	30,151
	Automatic Bank Services Ltd.	2,578	10,798
*	Azorim-Investment Development & Construction Co. Ltd.	13,323	55,880
	Azrieli Group Ltd.	1,219	82,139
	Bank Hapoalim BM	102,490	871,976
	Bank Leumi Le-Israel BM	144,584	1,098,139
	Bet Shemesh Engines Holdings 1997 Ltd.	851	29,174
	Bezeq The Israeli Telecommunication Corp. Ltd.	223,005	294,983
*	Big Shopping Centers Ltd.	1,012	102,903
	Blue Square Real Estate Ltd.	677	43,456
*	Brack Capital Properties NV	402	22,059
*	Camtek Ltd.	1,752	135,780
	Carasso Motors Ltd.	7,213	31,734
*	Cellcom Israel Ltd.	24,764	101,699
*	Ceragon Networks Ltd.	7,505	18,462
*	Clal Insurance Enterprises Holdings Ltd.	17,740	276,026
*	Compugen Ltd.	2,478	6,264
	Danel Adir Yeoshua Ltd.	1,482	128,286
	Delek Automotive Systems Ltd.	6,242	37,346
	Delta Galil Ltd.	3,106	143,368

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Diplomat Holdings Ltd.	1,213	$11,081
	Dor Alon Energy in Israel 1988 Ltd.	859	16,415
	Electra Consumer Products 1970 Ltd.	2,172	46,316
	Electra Ltd.	372	141,782
#	Electra Real Estate Ltd.	4,087	41,589
*	Ellomay Capital Ltd.	322	5,079
	Energix-Renewable Energies Ltd.	20,103	73,339
*	Enlight Renewable Energy Ltd.	5,996	108,308
*	Fattal Holdings 1998 Ltd.	1,388	157,572
	First International Bank Of Israel Ltd.	10,254	411,217
	FMS Enterprises Migun Ltd.	794	28,258
	Formula Systems 1985 Ltd.	2,553	171,016
	Fox Wizel Ltd.	2,057	145,760
	Gav-Yam Lands Corp. Ltd.	9,065	73,698
*	Gilat Satellite Networks Ltd.	5,876	37,051
*	Hagag Group Real Estate Development	10,027	38,122
	Hamat Group Ltd.	4,426	14,503
	Harel Insurance Investments & Financial Services Ltd.	29,089	241,292
	Hilan Ltd.	3,441	191,268
	Hiper Global Ltd.	1,400	5,719
	ICL Group Ltd.	77,414	352,101
	IDI Insurance Co. Ltd.	1,786	53,342
*	IES Holdings Ltd.	780	48,855
	Ilex Medical Ltd.	1,313	22,150
	Inrom Construction Industries Ltd.	24,007	73,435
	Isracard Ltd.	37,096	133,142
	Israel Canada T.R Ltd.	16,954	57,183
	Israel Discount Bank Ltd., Class A	141,409	685,960
	Israel Land Development Co. Ltd.	2,713	24,166
	Israel Shipyards Industries Ltd.	958	18,863
	Isras Investment Co. Ltd.	461	97,277
#	Issta Ltd.	2,216	43,590
*	Kamada Ltd.	4,706	26,965
	Kardan Real Estate Enterprise & Development Ltd.	14,025	15,292
	Kerur Holdings Ltd.	1,414	25,837
#	Kvutzat Acro Ltd.	1,006	11,575
	Lahav L.R. Real Estate Ltd.	8,287	7,801
	Lapidoth Capital Ltd.	1,546	23,191
	Levinstein Properties Ltd.	644	12,013
	M Yochananof & Sons Ltd.	1,345	60,291
	Magic Software Enterprises Ltd.	9,488	94,990
	Malam - Team Ltd.	1,640	21,588
	Matrix IT Ltd.	7,710	145,154
	Max Stock Ltd.	16,314	33,273
	Maytronics Ltd.	11,731	128,708
	Mediterranean Towers Ltd.	22,942	58,919
	Mega Or Holdings Ltd.	3,782	86,428
	Meitav Investment House Ltd.	11,785	50,382
	Melisron Ltd.	1,210	88,734
	Menora Mivtachim Holdings Ltd.	7,969	200,189
	Meshulam Levinstein Contracting & Engineering Ltd.	363	29,320
	Migdal Insurance & Financial Holdings Ltd.	104,926	116,198
	Mivne Real Estate KD Ltd.	55,879	151,201
*	Mivtach Shamir Holdings Ltd.	1,285	37,555
	Mizrahi Tefahot Bank Ltd.	14,841	552,342
	Nawi Brothers Ltd.	4,936	31,747
*	Neto Malinda Trading Ltd.	1,892	25,257
*	Nice Ltd., Sponsored ADR	704	146,502
*	Nova Ltd.	2,207	314,291

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Novolog Ltd.	54,425	$21,460
	Oil Refineries Ltd.	931,110	321,156
	One Software Technologies Ltd.	8,721	109,641
#*	OY Nofar Energy Ltd.	1,061	26,956
	Palram Industries 1990 Ltd.	3,125	33,031
*	Partner Communications Co. Ltd.	31,777	146,929
	Paz Oil Co. Ltd.	2,235	183,699
*	Perion Network Ltd.	4,225	125,347
	Phoenix Holdings Ltd.	25,749	261,882
	Plasson Industries Ltd.	828	31,606
	Polyram Plastic Industries Ltd.	4,428	12,440
	Prashkovsky Investments & Construction Ltd.	2,036	45,630
*	Priortech Ltd.	1,092	42,408
	Qualitau Ltd.	458	10,036
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	2,025	113,277
	Retailors Ltd.	4,002	79,477
	Sano-Brunos Enterprises Ltd.	96	7,337
*	Scope Metals Group Ltd.	1,610	49,925
	Shapir Engineering & Industry Ltd.	7,544	42,528
*	Shikun & Binui Ltd.	40,296	105,150
*	Shufersal Ltd.	24,510	131,507
*	Strauss Group Ltd.	2,166	42,067
	Summit Real Estate Holdings Ltd.	9,319	123,330
	Tadiran Group Ltd.	810	53,785
Ω	Tamar Petroleum Ltd.	19,353	97,359
	Tel Aviv Stock Exchange Ltd.	8,916	55,240
	Telsys Ltd.	691	45,147
	Tiv Taam Holdings 1 Ltd.	11,482	16,003
*	Tower Semiconductor Ltd.	6,531	188,419
	Victory Supermarket Chain Ltd.	1,493	16,220
	YH Dimri Construction & Development Ltd.	1,354	99,792
TOTAL ISRAEL			13,012,722
ITALY — (3.0%)
	A2A SpA	350,359	694,644
	ACEA SpA	11,720	184,949
	Amplifon SpA	28,244	921,842
Ω	Anima Holding SpA	27,094	122,287
	Arnoldo Mondadori Editore SpA	26,239	67,250
	Ascopiave SpA	14,613	35,413
	Assicurazioni Generali SpA	40,096	894,418
#*	Avio SpA	3,017	26,775
	Azimut Holding SpA	29,473	821,669
	Banca Generali SpA	14,728	561,474
	Banca IFIS SpA	7,070	122,373
	Banca Mediolanum SpA	34,495	353,012
*	Banca Monte dei Paschi di Siena SpA	115,420	405,094
	Banca Popolare di Sondrio SPA	128,084	973,183
	Banca Profilo SpA	37,962	8,400
Ω	Banca Sistema SpA	9,819	13,660
	Banco BPM SpA	377,363	2,035,984
	Banco di Desio e della Brianza SpA	6,714	27,903
	BasicNet SpA	6,151	29,712
Ω	BFF Bank SpA	40,160	433,995
	Biesse SpA	2,266	29,761
	BPER Banca	243,241	877,337
	Brembo SpA	18,557	228,563
	Brunello Cucinelli SpA	8,358	828,586
	Cairo Communication SpA	20,643	40,140

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
Ω	Carel Industries SpA	9,367	$226,831
*	CIR SpA-Compagnie Industriali	209,979	96,292
	Credito Emiliano SpA	27,465	249,668
	d'Amico International Shipping SA	7,132	47,612
	Danieli & C Officine Meccaniche SpA	11,141	270,408
	Danieli & C Officine Meccaniche SpA	3,400	115,298
	Datalogic SpA	1,541	10,065
	De' Longhi SpA	5,843	189,250
	DiaSorin SpA	1,181	108,603
#	Digital Bros SpA	1,015	11,336
#Ω	doValue SpA	13,756	36,432
	Elica SpA	4,248	10,618
	Emak SpA	12,990	14,729
Ω	Enav SpA	23,046	85,291
	Enel SpA	459,256	3,133,676
	ERG SpA	1,954	57,296
	Esprinet SpA	4,881	27,946
	Ferrari NV	5,895	2,053,970
*	Fiera Milano SpA	3,280	10,057
	Fila SpA	5,991	56,715
	FinecoBank Banca Fineco SpA	59,076	851,779
	FNM SpA	35,502	16,959
	Gefran SpA	1,074	9,934
#*	Geox SpA	10,145	8,310
	GPI SpA	752	7,590
	Gruppo MutuiOnline SpA	3,541	122,239
	Hera SpA	166,828	587,673
	IMMSI SpA	64,785	42,521
Ω	Infrastrutture Wireless Italiane SpA	14,307	173,001
	Interpump Group SpA	5,867	290,014
	Intesa Sanpaolo SpA	538,604	1,659,598
	Iren SpA	97,016	203,614
	Italgas SpA	85,312	486,398
	Italmobiliare SpA	3,275	97,554
*	Iveco Group NV	61,702	658,446
	IVS Group SA	1,557	9,444
	LU-VE SpA	828	20,886
	Maire Tecnimont SpA	33,875	176,049
	Mediobanca Banca di Credito Finanziario SpA	93,031	1,232,103
	MFE-MediaForEurope NV, Class A	52,209	133,069
	Moncler SpA	13,637	838,903
*	Newlat Food SpA	1,730	14,952
*Ω	Nexi SpA	69,510	533,174
	Openjobmetis SpA agenzia per il lavoro	2,295	39,896
	Orsero SpA	1,785	33,457
Ω	OVS SpA	71,951	171,388
	Pharmanutra SpA	756	50,582
	Piaggio & C SpA	53,220	176,917
Ω	Piovan SpA	1,646	17,755
Ω	Pirelli & C SpA	71,914	389,732
Ω	Poste Italiane SpA	62,093	673,315
	Prysmian SpA	20,364	896,216
Ω	RAI Way SpA	27,860	152,340
	Recordati Industria Chimica e Farmaceutica SpA	9,693	534,998
	Reply SpA	2,778	380,893
	Rizzoli Corriere Della Sera Mediagroup SpA	24,091	19,636
*	Sabaf SpA	2,130	40,729
#*	Safilo Group SpA	13,132	15,710
*	Saipem SpA	1	1

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	Salcef Group SpA	822	$20,899
	Salvatore Ferragamo SpA	6,190	78,951
	Sanlorenzo SpA	2,331	111,198
	Saras SpA	130,877	221,592
	Sesa SpA	1,573	213,437
	Snam SpA	100,688	491,754
*	Sogefi SpA	18,975	38,410
	SOL SpA	6,774	194,959
	Spaxs SpA	14,028	77,376
	Stellantis NV	247,907	5,460,559
	Stellantis NV	2,097	46,050
	Tamburi Investment Partners SpA	16,230	158,479
Ω	Technogym SpA	20,282	200,848
*	Telecom Italia SpA	3,425,580	1,031,473
*	Telecom Italia SpA	398,901	125,575
	Tenaris SA	26,177	413,447
	Terna - Rete Elettrica Nazionale	96,238	811,483
	Tinexta Spa	1,548	32,736
*	Tod's SpA	1,447	53,047
	UniCredit SpA	98,416	2,882,813
#Ω	Unieuro SpA	4,835	50,538
	Unipol Gruppo SpA	110,662	687,168
	UnipolSai Assicurazioni SpA	111,758	295,735
	Webuild SpA	11,659	24,523
	Wiit SpA	2,042	40,713
	Zignago Vetro SpA	4,955	72,390
TOTAL ITALY			43,154,445
JAPAN — (23.8%)
	&Do Holdings Co. Ltd.	1,200	9,323
	77 Bank Ltd.	15,000	360,800
	A&D HOLON Holdings Co. Ltd.	7,100	97,751
	ABC-Mart, Inc.	6,500	112,648
*	Access Co. Ltd.	5,100	28,117
	Achilles Corp.	3,200	34,156
	Acom Co. Ltd.	73,300	187,738
	AD Works Group Co. Ltd.	7,200	11,472
	Adastria Co. Ltd.	5,980	139,400
	ADEKA Corp.	19,700	385,464
	Ad-sol Nissin Corp.	1,300	13,932
#	Adtec Plasma Technology Co. Ltd.	900	9,160
	Advan Group Co. Ltd.	4,200	31,015
	Advanced Media, Inc.	2,400	31,311
	Advantest Corp.	42,000	1,671,508
	Adventure, Inc.	400	13,170
	Aeon Co. Ltd.	40,065	957,452
	Aeon Delight Co. Ltd.	4,500	115,267
#	Aeon Fantasy Co. Ltd.	2,300	39,477
	AEON Financial Service Co. Ltd.	28,100	255,925
	Aeon Hokkaido Corp.	10,400	67,369
	Aeon Kyushu Co. Ltd.	700	14,712
	Aeon Mall Co. Ltd.	11,600	143,585
	AFC-HD AMS Life Science Co. Ltd.	2,200	13,765
	AGC, Inc.	25,800	970,293
	Agro-Kanesho Co. Ltd.	2,200	20,469
#	Ahresty Corp.	8,100	40,262
	Ai Holdings Corp.	4,000	67,148
	Aica Kogyo Co. Ltd.	6,800	157,563
	Aichi Corp.	7,300	54,917

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Aichi Financial Group, Inc.	10,226	$180,524
	Aichi Steel Corp.	3,500	80,493
	Aichi Tokei Denki Co. Ltd.	2,400	46,644
	Aida Engineering Ltd.	11,581	65,847
	Aiful Corp.	74,100	185,780
	Ain Holdings, Inc.	6,688	218,253
	Aiphone Co. Ltd.	3,100	61,969
	Air Water, Inc.	42,014	554,972
	Airport Facilities Co. Ltd.	6,100	25,631
	Airtech Japan Ltd.	2,100	17,516
	Airtrip Corp.	3,100	38,156
	Aisan Industry Co. Ltd.	9,600	89,581
	Aisin Corp.	18,718	698,838
	AIT Corp.	2,000	25,638
	Aizawa Securities Group Co. Ltd.	5,800	49,051
	Ajis Co. Ltd.	1,100	19,716
	Akatsuki Corp.	8,400	29,101
	Akatsuki, Inc.	2,300	41,225
*	Akebono Brake Industry Co. Ltd.	28,700	22,096
	Akita Bank Ltd.	4,100	56,308
	Albis Co. Ltd.	1,568	28,614
	Alconix Corp.	8,300	79,990
	Alfresa Holdings Corp.	29,200	478,849
	Alinco, Inc.	3,800	27,679
	Alleanza Holdings Co. Ltd.	1,700	12,715
#	Alpen Co. Ltd.	4,700	64,721
	Alpha Systems, Inc.	1,300	27,377
	Alps Alpine Co. Ltd.	55,930	415,086
	Alps Logistics Co. Ltd.	5,100	61,687
	Altech Corp.	4,530	88,213
	Amada Co. Ltd.	62,800	677,715
	Amano Corp.	11,800	271,927
	Amiyaki Tei Co. Ltd.	600	18,091
#	Amuse, Inc.	3,100	33,421
	Amvis Holdings, Inc.	9,400	173,177
*	ANA Holdings, Inc.	9,100	201,093
	Anabuki Kosan, Inc.	1,000	14,622
	Anest Iwata Corp.	6,600	58,198
	Anicom Holdings, Inc.	7,400	29,386
	Anritsu Corp.	2,400	19,005
	AOKI Holdings, Inc.	9,700	77,199
	Aoyama Trading Co. Ltd.	11,300	136,122
	Aoyama Zaisan Networks Co. Ltd.	3,600	25,241
#	Aozora Bank Ltd.	17,500	384,700
	Arakawa Chemical Industries Ltd.	4,300	31,863
	Arata Corp.	7,800	173,131
	ARCLANDS Corp.	6,609	75,683
	Arcs Co. Ltd.	12,600	250,706
	ARE Holdings, Inc.	21,200	295,202
	Arealink Co. Ltd.	1,900	32,993
	Argo Graphics, Inc.	3,000	88,030
	Arisawa Manufacturing Co. Ltd.	10,600	80,659
	Artience Co. Ltd.	9,100	170,276
	Artnature, Inc.	5,000	26,780
	As One Corp.	4,200	158,557
	Asahi Co. Ltd.	4,900	43,361
	Asahi Diamond Industrial Co. Ltd.	14,894	87,999
	Asahi Intecc Co. Ltd.	13,200	250,812
	Asahi Kasei Corp.	110,283	836,336

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Asahi Kogyosha Co. Ltd.	2,152	$45,005
	Asahi Net, Inc.	3,500	14,784
	Asahi Printing Co. Ltd.	3,300	21,043
	Asahi Yukizai Corp.	3,400	94,586
	Asanuma Corp.	2,600	77,809
	Ashimori Industry Co. Ltd.	800	12,352
	Asia Pile Holdings Corp.	8,400	45,078
	Asics Corp.	12,500	379,826
	ASKUL Corp.	10,300	139,222
	Astena Holdings Co. Ltd.	9,400	30,502
	Asti Corp.	200	4,252
#	Aucnet, Inc.	2,500	35,844
	Autobacs Seven Co. Ltd.	17,900	194,593
	Avant Group Corp.	4,800	46,867
	Avex, Inc.	6,300	60,433
	Awa Bank Ltd.	9,400	157,665
	Axial Retailing, Inc.	4,149	114,776
#	Axxzia, Inc.	1,200	7,154
	Azbil Corp.	7,000	226,203
	AZ-COM MARUWA Holdings, Inc.	9,200	94,739
	Bandai Namco Holdings, Inc.	35,800	775,161
	Bando Chemical Industries Ltd.	9,300	110,392
#	Bank of Iwate Ltd.	4,200	73,633
	Bank of Nagoya Ltd.	2,999	112,765
	Bank of Saga Ltd.	3,800	50,206
	Bank of the Ryukyus Ltd.	11,900	94,865
	Base Co. Ltd.	1,200	26,544
	BayCurrent Consulting, Inc.	14,800	344,085
	Beauty Garage, Inc.	800	11,938
	Beenos, Inc.	2,500	25,346
	Belc Co. Ltd.	2,900	123,903
	Bell System24 Holdings, Inc.	8,100	98,738
	Belluna Co. Ltd.	13,600	58,522
	Benefit One, Inc.	18,700	266,845
	Benesse Holdings, Inc.	15,757	278,653
#*	Bengo4.com, Inc.	1,800	48,597
	Bic Camera, Inc.	19,600	182,701
	BIPROGY, Inc.	16,300	477,239
	BML, Inc.	5,904	114,104
#	Bookoff Group Holdings Ltd.	3,100	27,222
	Bourbon Corp.	2,500	40,165
	BrainPad, Inc.	3,500	27,528
	Bridgestone Corp.	52,600	2,279,299
	Brother Industries Ltd.	39,900	668,428
	Bull-Dog Sauce Co. Ltd.	2,700	39,666
	Bunka Shutter Co. Ltd.	12,000	119,535
#	Bushiroad, Inc.	6,700	21,392
	Business Brain Showa-Ota, Inc.	2,700	40,967
	Business Engineering Corp.	1,400	42,467
#	BuySell Technologies Co. Ltd.	500	10,585
	C Uyemura & Co. Ltd.	2,600	197,300
	CAC Holdings Corp.	3,200	38,926
	Calbee, Inc.	14,200	298,487
	Canon Electronics, Inc.	3,800	54,029
	Canon Marketing Japan, Inc.	9,600	292,081
#	Canon, Inc.	29,200	804,376
	Capcom Co. Ltd.	16,600	633,104
	Career Design Center Co. Ltd.	1,000	14,243
	Careerlink Co. Ltd.	1,300	23,036

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Carenet, Inc.	3,500	$19,156
	Carlit Holdings Co. Ltd.	6,900	45,256
	Carta Holdings, Inc.	1,300	13,206
	Casio Computer Co. Ltd.	23,400	201,762
	Cawachi Ltd.	3,900	71,472
	CDS Co. Ltd.	1,000	11,620
#	CellSource Co. Ltd.	1,300	10,940
#	Celsys, Inc.	6,800	31,212
	Central Automotive Products Ltd.	3,200	105,619
	Central Glass Co. Ltd.	7,700	144,068
	Central Japan Railway Co.	18,560	463,863
	Central Security Patrols Co. Ltd.	2,200	37,761
	Central Sports Co. Ltd.	1,200	20,400
	Change Holdings, Inc.	7,400	68,052
	Charm Care Corp. KK	3,000	24,209
	Chiba Bank Ltd.	52,300	387,557
	Chiba Kogyo Bank Ltd.	14,600	85,183
	Chikaranomoto Holdings Co. Ltd.	1,900	18,543
	Chilled & Frozen Logistics Holdings Co. Ltd.	5,400	61,634
	Chino Corp.	2,100	34,146
	Chiyoda Co. Ltd.	6,500	39,528
*	Chiyoda Corp.	25,900	59,401
	Chiyoda Integre Co. Ltd.	2,800	52,391
	Chofu Seisakusho Co. Ltd.	5,739	82,097
	Chori Co. Ltd.	3,300	66,596
	Chubu Shiryo Co. Ltd.	6,500	53,097
	Chudenko Corp.	7,100	133,873
	Chuetsu Pulp & Paper Co. Ltd.	2,300	31,074
	Chugai Ro Co. Ltd.	1,400	24,552
	Chugin Financial Group, Inc.	36,800	260,583
	Chugoku Marine Paints Ltd.	8,500	108,127
	Chuo Spring Co. Ltd.	5,000	24,359
	Chuo Warehouse Co. Ltd.	3,700	29,407
	CI Takiron Corp.	10,600	46,780
	Citizen Watch Co. Ltd.	71,300	452,206
	CKD Corp.	12,100	213,360
	CK-San-Etsu Co. Ltd.	1,600	42,588
	Cleanup Corp.	9,300	47,738
	CMC Corp.	300	2,465
	CMK Corp.	12,600	64,712
	Coca-Cola Bottlers Japan Holdings, Inc.	24,942	338,520
	COLOPL, Inc.	12,600	53,820
#	Computer Engineering & Consulting Ltd.	3,300	36,559
	Computer Institute of Japan Ltd.	7,200	37,696
	COMSYS Holdings Corp.	11,064	242,247
	Comture Corp.	5,100	63,065
	Concordia Financial Group Ltd.	135,732	646,823
	Core Corp.	1,800	22,085
	Corona Corp.	3,800	24,635
	Cosel Co. Ltd.	6,600	66,402
	Cosmo Energy Holdings Co. Ltd.	17,100	710,216
	Cosmos Initia Co. Ltd.	2,100	11,137
	Cosmos Pharmaceutical Corp.	2,100	225,570
	Cota Co. Ltd.	4,270	46,176
	CRE, Inc.	3,400	32,831
	Create Restaurants Holdings, Inc.	29,200	219,152
	Create SD Holdings Co. Ltd.	5,600	121,863
	Credit Saison Co. Ltd.	33,071	613,847
	Creek & River Co. Ltd.	2,900	39,351

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Cresco Ltd.	4,200	$54,460
#	Cross Cat Co. Ltd.	1,600	13,071
	CTI Engineering Co. Ltd.	3,300	131,219
	CTS Co. Ltd.	8,400	39,722
	Cube System, Inc.	1,200	9,203
	Curves Holdings Co. Ltd.	11,900	55,130
*	Cyber Security Cloud, Inc.	1,900	31,728
	CyberAgent, Inc.	33,100	213,622
	Cybozu, Inc.	7,300	109,592
	Dai Nippon Printing Co. Ltd.	17,800	515,131
	Dai Nippon Toryo Co. Ltd.	5,000	39,375
	Dai-Dan Co. Ltd.	7,400	82,134
	Daido Metal Co. Ltd.	11,700	43,285
	Daido Steel Co. Ltd.	41,200	429,319
	Daifuku Co. Ltd.	22,800	449,616
	Daihatsu Diesel Manufacturing Co. Ltd.	4,800	41,834
	Daihen Corp.	4,200	199,015
	Daiho Corp.	2,100	55,160
	Dai-Ichi Cutter Kogyo KK	2,000	18,615
	Daiichi Jitsugyo Co. Ltd.	4,800	61,331
	Daiichi Kensetsu Corp.	3,200	39,234
#	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	5,600	37,139
	Dai-ichi Life Holdings, Inc.	40,400	886,084
	Daiichikosho Co. Ltd.	12,000	164,398
	Daiken Medical Co. Ltd.	2,900	10,438
	Daiki Aluminium Industry Co. Ltd.	9,000	76,225
	Daikin Industries Ltd.	12,600	2,018,926
	Daikokutenbussan Co. Ltd.	1,700	96,232
	Daikyonishikawa Corp.	11,800	59,050
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	3,800	70,651
#	Daio Paper Corp.	26,200	197,345
	Daiseki Co. Ltd.	8,880	253,905
	Daishi Hokuetsu Financial Group, Inc.	11,700	324,261
	Daishinku Corp.	7,600	46,928
	Daisue Construction Co. Ltd.	2,500	24,298
	Daito Pharmaceutical Co. Ltd.	3,740	49,929
	Daito Trust Construction Co. Ltd.	6,100	693,878
	Daitron Co. Ltd.	2,500	50,710
	Daiwa House Industry Co. Ltd.	51,400	1,589,388
	Daiwa Industries Ltd.	9,100	97,070
	Daiwa Securities Group, Inc.	125,604	900,187
	Daiwabo Holdings Co. Ltd.	24,600	534,919
	DCM Holdings Co. Ltd.	31,600	294,368
#	DD GROUP Co. Ltd.	1,800	19,063
	Dear Life Co. Ltd.	7,200	49,572
	DeNA Co. Ltd.	20,300	204,959
	Denka Co. Ltd.	21,100	367,946
	Densan System Holdings Co. Ltd.	1,800	36,088
	Denso Corp.	44,400	697,437
	Dentsu Group, Inc.	14,174	376,196
	Dentsu Soken, Inc.	5,300	197,880
	Denyo Co. Ltd.	5,000	77,107
	Dexerials Corp.	14,400	414,986
#	DIC Corp.	24,465	461,735
	Digital Arts, Inc.	2,400	82,265
	Digital Hearts Holdings Co. Ltd.	3,400	23,631
	Digital Holdings, Inc.	4,300	36,409
	Digital Information Technologies Corp.	2,300	27,156
#	Dip Corp.	8,700	148,580

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Direct Marketing MiX, Inc.	4,000	$11,842
	Disco Corp.	5,100	1,376,179
	DKK Co. Ltd.	2,700	42,820
	DKS Co. Ltd.	2,300	39,338
	DMG Mori Co. Ltd.	30,700	614,723
	DMS, Inc.	1,100	13,175
	Doshisha Co. Ltd.	6,800	102,393
	Double Standard, Inc.	1,600	17,682
	Doutor Nichires Holdings Co. Ltd.	8,000	118,121
	Dowa Holdings Co. Ltd.	15,100	526,617
	DTS Corp.	7,500	184,466
	Duskin Co. Ltd.	8,600	199,678
	DyDo Group Holdings, Inc.	4,000	80,327
	Eagle Industry Co. Ltd.	6,900	79,930
#	EAT & Holdings Co. Ltd.	900	13,022
	Ebara Corp.	16,200	1,014,559
	Ebara Foods Industry, Inc.	1,600	31,848
	Ebara Jitsugyo Co. Ltd.	1,900	38,976
	Ebase Co. Ltd.	3,000	14,669
	Eco's Co. Ltd.	2,100	34,953
#	EDION Corp.	19,900	219,126
	eGuarantee, Inc.	6,800	88,629
	E-Guardian, Inc.	800	8,510
	Ehime Bank Ltd.	8,700	62,259
	Eiken Chemical Co. Ltd.	6,300	78,523
	Eizo Corp.	4,200	145,024
	EJ Holdings, Inc.	3,000	35,172
	Elan Corp.	6,500	46,609
	Elecom Co. Ltd.	9,500	110,485
	Elematec Corp.	4,200	50,855
	EM Systems Co. Ltd.	5,900	28,076
	en Japan, Inc.	3,000	55,444
	Endo Lighting Corp.	3,700	35,395
	Enomoto Co. Ltd.	2,600	28,253
#	Enplas Corp.	1,500	121,875
#	eRex Co. Ltd.	5,300	29,477
	ERI Holdings Co. Ltd.	900	11,318
*	ES-Con Japan Ltd.	8,500	58,481
	Eslead Corp.	2,600	61,540
	ESPEC Corp.	4,900	83,451
	Exedy Corp.	8,300	159,239
	EXEO Group, Inc.	21,619	482,841
	Ezaki Glico Co. Ltd.	9,200	269,178
	F&M Co. Ltd.	1,500	19,553
	FALCO HOLDINGS Co. Ltd.	2,800	40,697
	FANUC Corp.	9,134	252,668
	Fast Fitness Japan, Inc.	1,500	11,108
	Fast Retailing Co. Ltd.	7,500	2,002,326
	FCC Co. Ltd.	11,900	155,032
*	FDK Corp.	1,900	8,525
	Feed One Co. Ltd.	7,600	45,566
	Ferrotec Holdings Corp.	15,300	295,081
	Fibergate, Inc.	1,300	8,495
	FIDEA Holdings Co. Ltd.	4,770	52,152
	Financial Partners Group Co. Ltd.	15,800	181,207
	FINDEX, Inc.	2,900	21,056
*	Fintech Global, Inc.	18,900	7,949
	First Bank of Toyama Ltd.	13,200	74,695
	Fixstars Corp.	7,900	90,407

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	FJ Next Holdings Co. Ltd.	6,900	$58,187
	Focus Systems Corp.	1,800	12,931
	Food & Life Cos. Ltd.	24,500	490,255
	Forum Engineering, Inc.	5,400	29,831
	Forval Corp.	500	4,971
	Foster Electric Co. Ltd.	7,000	51,433
	FP Corp.	9,800	189,862
	France Bed Holdings Co. Ltd.	6,600	62,454
	Freebit Co. Ltd.	2,300	23,502
	F-Tech, Inc.	3,300	14,534
	FTGroup Co. Ltd.	1,500	12,983
	Fudo Tetra Corp.	4,390	69,325
#	Fuji Co. Ltd.	10,100	136,143
	Fuji Corp.	18,000	304,983
	Fuji Corp.	3,600	43,257
	Fuji Corp. Ltd.	7,000	34,256
	Fuji Electric Co. Ltd.	12,800	641,024
	Fuji Furukawa Engineering & Construction Co. Ltd.	1,100	41,087
	Fuji Kyuko Co. Ltd.	5,699	168,455
	Fuji Media Holdings, Inc.	8,800	104,251
	Fuji Oil Co. Ltd.	5,300	13,578
	Fuji Oil Holdings, Inc.	14,500	232,274
	Fuji Seal International, Inc.	10,937	128,978
	Fuji Soft, Inc.	5,100	223,545
	Fujibo Holdings, Inc.	2,157	62,310
	Fujicco Co. Ltd.	6,400	87,843
	FUJIFILM Holdings Corp.	11,400	722,588
	Fujikura Composites, Inc.	4,800	47,438
	Fujikura Kasei Co. Ltd.	8,100	25,119
	Fujikura Ltd.	66,700	548,308
	Fujimi, Inc.	6,700	134,267
	Fujimori Kogyo Co. Ltd.	4,300	118,761
*	Fujita Kanko, Inc.	800	36,309
	Fujitsu Ltd.	10,900	1,508,715
	Fujiya Co. Ltd.	2,300	38,633
	FuKoKu Co. Ltd.	2,600	25,398
	Fukuda Corp.	2,000	74,011
	Fukuda Denshi Co. Ltd.	5,100	271,939
	Fukui Bank Ltd.	5,600	65,276
	Fukui Computer Holdings, Inc.	4,000	70,602
	Fukuoka Financial Group, Inc.	25,128	617,578
	Fukushima Galilei Co. Ltd.	2,600	90,556
	Fukuyama Transporting Co. Ltd.	6,000	165,943
	FULLCAST Holdings Co. Ltd.	5,800	70,023
	Fumakilla Ltd.	1,300	10,152
	Funai Soken Holdings, Inc.	10,180	177,250
	Furukawa Battery Co. Ltd.	4,000	24,838
	Furukawa Co. Ltd.	7,400	96,998
	Furukawa Electric Co. Ltd.	19,300	351,075
	Furuno Electric Co. Ltd.	7,300	104,880
	Furuya Metal Co. Ltd.	1,100	68,251
	Furyu Corp.	5,800	52,577
	Fuso Chemical Co. Ltd.	4,900	137,984
	Fuso Pharmaceutical Industries Ltd.	1,700	25,447
	Futaba Corp.	12,100	42,213
	Futaba Industrial Co. Ltd.	15,800	95,221
	Future Corp.	12,300	145,984
	Fuyo General Lease Co. Ltd.	5,200	465,016
	G-7 Holdings, Inc.	7,500	63,937

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
*	GA Technologies Co. Ltd.	3,900	$37,374
	Gakken Holdings Co. Ltd.	9,800	67,732
	Gakkyusha Co. Ltd.	1,500	20,987
	Gecoss Corp.	3,900	30,964
	Genki Sushi Co. Ltd.	2,400	65,093
	Genky DrugStores Co. Ltd.	2,400	109,195
	Geo Holdings Corp.	9,500	155,212
	Gift Holdings, Inc.	2,200	44,053
*	giftee, Inc.	2,100	23,039
	Giken Ltd.	3,300	48,403
	GL Sciences, Inc.	1,400	27,254
	GLOBERIDE, Inc.	6,400	90,077
	Glory Ltd.	12,200	252,070
	GMO Financial Gate, Inc.	700	48,179
	GMO Financial Holdings, Inc.	10,400	53,149
	GMO GlobalSign Holdings KK	1,600	30,531
	GMO internet group, Inc.	15,200	273,940
	GMO Payment Gateway, Inc.	3,300	199,116
*	GNI Group Ltd.	6,700	120,087
	Goldcrest Co. Ltd.	4,600	73,362
	Goldwin, Inc.	3,100	208,535
	Grandy House Corp.	3,100	14,184
	Gree, Inc.	10,700	42,566
	Greens Co. Ltd.	1,600	23,057
	gremz, Inc.	2,000	28,656
	GS Yuasa Corp.	17,499	252,384
	GSI Creos Corp.	3,000	47,899
	G-Tekt Corp.	6,700	83,280
	Gun-Ei Chemical Industry Co. Ltd.	1,500	37,448
*	GungHo Online Entertainment, Inc.	10,170	170,982
	Gunma Bank Ltd.	91,800	452,684
	Gunze Ltd.	4,000	146,204
	H.U. Group Holdings, Inc.	12,700	236,091
	H2O Retailing Corp.	28,460	304,702
	Hachijuni Bank Ltd.	88,700	483,407
	Hagihara Industries, Inc.	3,400	35,333
	Hagiwara Electric Holdings Co. Ltd.	2,500	86,043
#	Hakudo Co. Ltd.	1,900	31,827
	Hakuhodo DY Holdings, Inc.	43,525	334,325
#	Hakuto Co. Ltd.	1,600	66,238
	Halows Co. Ltd.	2,800	83,023
	Hamakyorex Co. Ltd.	4,700	130,867
	Hamamatsu Photonics KK	9,700	383,198
	Handsman Co. Ltd.	1,500	10,232
	Hankyu Hanshin Holdings, Inc.	17,700	541,541
	Hanwa Co. Ltd.	10,600	387,711
	Happinet Corp.	4,100	80,879
	Hard Off Corp. Co. Ltd.	2,800	34,790
#	Harima Chemicals Group, Inc.	3,800	22,469
	Harmonic Drive Systems, Inc.	3,600	87,241
	Haseko Corp.	60,900	791,937
	Hashimoto Sogyo Holdings Co. Ltd.	2,300	20,860
	Hazama Ando Corp.	46,200	373,097
	Heiwa Real Estate Co. Ltd.	7,000	185,068
	Heiwado Co. Ltd.	9,002	134,438
	Helios Techno Holding Co. Ltd.	3,500	12,666
*	Hennge KK	2,600	22,117
	Hibiya Engineering Ltd.	4,400	76,645
	Hiday Hidaka Corp.	2,300	46,360

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Hikari Tsushin, Inc.	1,200	$209,100
	HI-LEX Corp.	5,900	62,090
	Himacs Ltd.	1,400	13,645
	Hioki EE Corp.	2,500	110,940
	Hirakawa Hewtech Corp.	2,600	24,726
	Hirano Tecseed Co. Ltd.	1,800	21,983
	Hirata Corp.	1,886	86,276
	Hirogin Holdings, Inc.	65,800	441,538
	Hirose Electric Co. Ltd.	2,900	337,423
	Hirose Tusyo, Inc.	900	19,474
	Hiroshima Gas Co. Ltd.	7,500	20,129
	Hisaka Works Ltd.	5,000	33,200
	Hisamitsu Pharmaceutical Co., Inc.	4,200	119,710
	Hitachi Construction Machinery Co. Ltd.	19,200	544,750
	Hitachi Zosen Corp.	50,700	312,834
	Hito Communications Holdings, Inc.	1,700	13,914
	Hochiki Corp.	3,900	52,401
	Hodogaya Chemical Co. Ltd.	1,800	44,500
	Hogy Medical Co. Ltd.	5,100	122,950
#	Hokkaido Coca-Cola Bottling Co. Ltd.	1,800	31,056
	Hokkaido Gas Co. Ltd.	2,000	32,071
	Hokkan Holdings Ltd.	2,500	29,655
	Hokko Chemical Industry Co. Ltd.	6,000	41,193
	Hokkoku Financial Holdings, Inc.	6,400	190,421
#	Hokuetsu Corp.	34,700	328,068
	Hokuetsu Industries Co. Ltd.	6,000	106,898
	Hokuhoku Financial Group, Inc.	38,000	402,574
	Hokuriku Electric Industry Co. Ltd.	2,400	23,172
	Hokuriku Electrical Construction Co. Ltd.	3,480	28,451
	Hokuto Corp.	3,900	47,575
	Honda Motor Co. Ltd., Sponsored ADR	8,470	283,660
	Honda Motor Co. Ltd.	223,200	2,494,943
	H-One Co. Ltd.	5,000	28,516
	Honeys Holdings Co. Ltd.	4,450	49,991
	Hoosiers Holdings Co. Ltd.	7,100	56,414
	Horiba Ltd.	9,200	738,153
	Hoshizaki Corp.	4,000	145,525
	Hosiden Corp.	13,000	159,583
	Hosokawa Micron Corp.	3,600	112,298
	Hotland Co. Ltd.	3,400	45,537
	House Foods Group, Inc.	8,100	178,293
	Hoya Corp.	15,800	2,007,059
	HS Holdings Co. Ltd.	4,600	32,483
#	Hulic Co. Ltd.	55,069	608,091
	Hyakugo Bank Ltd.	55,900	216,799
	Hyakujushi Bank Ltd.	5,300	89,175
	Ibiden Co. Ltd.	16,600	835,311
	IBJ, Inc.	3,800	17,826
	Ichibanya Co. Ltd.	1,100	48,484
	Ichigo, Inc.	27,500	73,309
	Ichiken Co. Ltd.	1,200	19,200
	Ichikoh Industries Ltd.	11,300	44,766
	Ichinen Holdings Co. Ltd.	5,400	57,753
	Ichiyoshi Securities Co. Ltd.	5,736	30,152
	Icom, Inc.	1,900	47,864
	ID Holdings Corp.	3,750	42,676
	Idec Corp.	7,300	146,084
	IDOM, Inc.	15,000	89,595
#	IHI Corp.	18,100	346,188

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Iida Group Holdings Co. Ltd.	14,840	$224,039
	Iino Kaiun Kaisha Ltd.	20,000	174,665
	IJTT Co. Ltd.	7,800	44,686
	I'll, Inc.	2,100	46,625
	Imagica Group, Inc.	5,700	25,084
	Imasen Electric Industrial	2,600	11,408
	i-mobile Co. Ltd.	3,900	11,779
	Imuraya Group Co. Ltd.	1,800	29,707
	Inaba Denki Sangyo Co. Ltd.	10,700	255,664
	Inaba Seisakusho Co. Ltd.	2,800	28,617
	Inabata & Co. Ltd.	12,000	261,114
	I-NE Co. Ltd.	1,100	18,322
	Ines Corp.	4,700	49,740
	I-Net Corp.	3,730	50,673
	Infocom Corp.	5,100	84,678
	INFRONEER Holdings, Inc.	49,440	516,819
	Innotech Corp.	4,100	51,198
	Insource Co. Ltd.	11,100	62,745
	Intage Holdings, Inc.	2,200	26,009
	Integrated Design & Engineering Holdings Co. Ltd.	3,800	92,445
	Intelligent Wave, Inc.	2,300	16,678
	Inter Action Corp.	2,400	18,111
	Internet Initiative Japan, Inc.	16,800	325,776
#	Inui Global Logistics Co. Ltd.	2,900	21,919
	I-PEX, Inc.	3,800	46,324
#	IPS, Inc.	1,100	15,347
#	IR Japan Holdings Ltd.	2,200	23,526
	Iriso Electronics Co. Ltd.	4,800	112,249
	ISB Corp.	3,100	32,997
#	Ise Chemicals Corp.	400	21,956
	Iseki & Co. Ltd.	5,200	41,112
	Isetan Mitsukoshi Holdings Ltd.	34,000	397,538
	Ishihara Chemical Co. Ltd.	3,400	45,252
	Ishihara Sangyo Kaisha Ltd.	8,500	90,830
	Ishizuka Glass Co. Ltd.	600	14,992
*	Istyle, Inc.	12,700	35,560
	Isuzu Motors Ltd.	121,100	1,652,402
	Itfor, Inc.	5,500	45,344
	ITmedia, Inc.	2,300	16,446
	Ito En Ltd.	7,519	218,273
	Itochu Enex Co. Ltd.	17,400	186,355
	Itoham Yonekyu Holdings, Inc.	7,200	201,741
	Itoki Corp.	9,400	95,720
	IwaiCosmo Holdings, Inc.	5,600	80,328
	Iwaki Co. Ltd.	1,700	25,512
	Iwatani Corp.	11,500	513,895
	Iwatsuka Confectionery Co. Ltd.	900	31,124
	Iyogin Holdings, Inc.	49,300	335,335
	Izumi Co. Ltd.	10,800	254,240
	J Front Retailing Co. Ltd.	52,600	487,146
	J Trust Co. Ltd.	18,300	59,217
	JAC Recruitment Co. Ltd.	16,000	73,101
	Jaccs Co. Ltd.	6,700	256,656
*	Jade Group, Inc.	1,400	18,388
	JAFCO Group Co. Ltd.	19,800	234,842
*	Jamco Corp.	1,100	11,954
	JANOME Corp.	7,199	34,315
	Japan Airport Terminal Co. Ltd.	6,800	270,048
	Japan Aviation Electronics Industry Ltd.	12,800	220,065

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
*	Japan Communications, Inc.	41,300	$65,236
	Japan Electronic Materials Corp.	2,700	33,555
	Japan Elevator Service Holdings Co. Ltd.	13,700	207,027
	Japan Exchange Group, Inc.	43,100	953,876
#	Japan Foundation Engineering Co. Ltd.	6,500	21,696
*	Japan Hospice Holdings, Inc.	2,100	34,255
	Japan Lifeline Co. Ltd.	13,800	123,140
	Japan Material Co. Ltd.	16,500	278,814
	Japan Medical Dynamic Marketing, Inc.	7,400	37,498
	Japan Petroleum Exploration Co. Ltd.	4,600	187,118
	Japan Post Bank Co. Ltd.	51,500	535,592
	Japan Post Holdings Co. Ltd.	85,200	815,592
	Japan Post Insurance Co. Ltd.	15,600	292,061
	Japan Property Management Center Co. Ltd.	3,600	28,445
	Japan Pulp & Paper Co. Ltd.	3,400	116,392
	Japan Securities Finance Co. Ltd.	27,400	290,381
	Japan Steel Works Ltd.	6,500	106,977
	Japan System Techniques Co. Ltd.	1,500	33,385
	Japan Transcity Corp.	8,700	37,213
	Japan Wool Textile Co. Ltd.	14,300	144,243
	Jastec Co. Ltd.	1,400	12,951
	JBCC Holdings, Inc.	3,800	98,167
	JCU Corp.	5,100	128,706
	JDC Corp.	10,600	39,315
	Jeol Ltd.	10,980	501,938
	JFE Systems, Inc.	1,300	35,532
	JGC Holdings Corp.	31,000	363,117
	Jichodo Co. Ltd.	200	14,150
#*	JIG-SAW, Inc.	900	31,502
	JINS Holdings, Inc.	3,200	90,222
	JINUSHI Co. Ltd.	3,100	48,948
	JK Holdings Co. Ltd.	3,200	23,200
	J-Lease Co. Ltd.	1,300	20,680
	JM Holdings Co. Ltd.	3,300	50,119
	JMS Co. Ltd.	5,000	17,924
	J-Oil Mills, Inc.	5,400	74,848
	Joshin Denki Co. Ltd.	5,100	85,113
	Joyful Honda Co. Ltd.	13,300	176,398
	JP-Holdings, Inc.	13,200	40,972
	JSB Co. Ltd.	2,500	44,728
	JSP Corp.	3,600	47,598
	JTEKT Corp.	37,700	344,949
#	Juki Corp.	9,000	27,088
	Juroku Financial Group, Inc.	8,100	227,095
	Justsystems Corp.	7,400	154,615
	JVCKenwood Corp.	55,200	268,444
	K&O Energy Group, Inc.	3,800	58,052
	Kadokawa Corp.	6,869	145,326
	Kadoya Sesame Mills, Inc.	900	22,868
	Kaga Electronics Co. Ltd.	4,200	194,418
	Kagome Co. Ltd.	8,800	216,657
	Kajima Corp.	42,000	749,568
	Kakaku.com, Inc.	22,400	254,807
	Kakiyasu Honten Co. Ltd.	2,400	41,810
#	Kamakura Shinsho Ltd.	4,900	20,756
	Kameda Seika Co. Ltd.	500	14,200
	Kamei Corp.	6,100	80,210
	Kamigumi Co. Ltd.	16,600	381,896
	Kanaden Corp.	4,800	50,693

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kanagawa Chuo Kotsu Co. Ltd.	1,800	$37,436
	Kanamic Network Co. Ltd.	5,700	15,962
	Kanamoto Co. Ltd.	9,256	176,799
	Kandenko Co. Ltd.	32,900	338,345
	Kaneko Seeds Co. Ltd.	2,900	28,662
	Kanematsu Corp.	19,970	309,621
	Kanemi Co. Ltd.	1,000	23,075
#	Kanro, Inc.	1,200	15,878
	Kansai Electric Power Co., Inc.	41,300	563,420
#	Kansai Food Market Ltd.	1,100	10,874
	Kansai Paint Co. Ltd.	14,400	240,765
	Kanto Denka Kogyo Co. Ltd.	12,900	77,206
	Kao Corp.	19,700	779,481
*	Kaonavi, Inc.	600	8,792
*	Kappa Create Co. Ltd.	1,000	11,961
	Katakura Industries Co. Ltd.	6,600	76,017
	Katitas Co. Ltd.	12,300	152,921
	Kato Works Co. Ltd.	2,500	25,904
	Kawada Technologies, Inc.	1,400	71,942
	Kawai Musical Instruments Manufacturing Co. Ltd.	2,200	54,482
	Kawasaki Heavy Industries Ltd.	32,700	740,324
	Kawasaki Kisen Kaisha Ltd.	3,600	175,406
	KDDI Corp.	103,300	3,422,849
	KeePer Technical Laboratory Co. Ltd.	3,200	141,220
	Keihan Holdings Co. Ltd.	13,300	324,375
	Keihanshin Building Co. Ltd.	5,500	55,578
	Keikyu Corp.	19,900	173,815
	Keio Corp.	10,700	313,085
	Keisei Electric Railway Co. Ltd.	7,074	320,098
#	KEIWA, Inc.	3,800	36,014
	Keiyo Bank Ltd.	24,600	120,423
	KEL Corp.	1,000	13,253
	Kenko Mayonnaise Co. Ltd.	4,600	54,804
	Kewpie Corp.	11,423	203,288
	Keyence Corp.	5,000	2,236,989
	KeyHolder, Inc.	3,700	21,253
	KFC Holdings Japan Ltd.	3,200	73,414
	KH Neochem Co. Ltd.	8,400	130,903
	Kibun Foods, Inc.	1,600	12,944
	Kimura Chemical Plants Co. Ltd.	5,400	26,662
	Kimura Unity Co. Ltd.	2,400	25,169
	Kinden Corp.	22,500	374,952
	King Jim Co. Ltd.	1,300	7,729
	Kinki Sharyo Co. Ltd.	1,800	24,642
	Kintetsu Department Store Co. Ltd.	2,100	36,286
	Kintetsu Group Holdings Co. Ltd.	9,700	299,317
	Kissei Pharmaceutical Co. Ltd.	8,000	170,824
#	Ki-Star Real Estate Co. Ltd.	2,500	59,043
*	Kitagawa Corp.	2,400	24,793
	Kita-Nippon Bank Ltd.	2,400	36,659
	Kitano Construction Corp.	1,600	34,336
	Kitz Corp.	18,600	152,072
	Kiyo Bank Ltd.	17,000	191,604
*	KLab, Inc.	7,700	18,432
*	KNT-CT Holdings Co. Ltd.	2,900	25,981
	Koa Corp.	10,100	103,345
#	Koa Shoji Holdings Co. Ltd.	2,000	10,388
	Koatsu Gas Kogyo Co. Ltd.	6,900	40,448
	Kobayashi Pharmaceutical Co. Ltd.	3,000	135,392

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kobe Bussan Co. Ltd.	13,100	$334,740
*	Kobe Electric Railway Co. Ltd.	1,300	25,651
	Kobe Steel Ltd.	65,320	901,931
	Koei Tecmo Holdings Co. Ltd.	9,080	113,102
	Kohnan Shoji Co. Ltd.	7,300	193,921
	Kohsoku Corp.	2,000	30,940
	Koike Sanso Kogyo Co. Ltd.	400	12,130
	Koito Manufacturing Co. Ltd.	15,345	234,921
	Kojima Co. Ltd.	7,900	40,154
	Kokuyo Co. Ltd.	17,400	280,218
	Komatsu Ltd.	80,500	2,290,221
	Komatsu Matere Co. Ltd.	7,000	38,968
	Komatsu Wall Industry Co. Ltd.	2,000	45,471
	KOMEDA Holdings Co. Ltd.	9,900	189,756
#	Komehyo Holdings Co. Ltd.	1,800	53,866
	Komeri Co. Ltd.	10,200	228,547
	Komori Corp.	11,900	106,658
	Konaka Co. Ltd.	3,600	10,283
	Konami Group Corp.	6,800	418,188
	Kondotec, Inc.	4,900	40,760
*	Konica Minolta, Inc.	130,300	357,571
	Konishi Co. Ltd.	13,400	128,327
	Konoike Transport Co. Ltd.	8,200	109,088
	Konoshima Chemical Co. Ltd.	1,600	15,966
#	Kosaido Holdings Co. Ltd.	13,000	65,961
	Kose Corp.	1,200	78,507
	Koshidaka Holdings Co. Ltd.	8,900	56,698
	Kotobuki Spirits Co. Ltd.	19,500	262,365
	Kozo Keikaku Engineering, Inc.	1,500	40,250
	KPP Group Holdings Co. Ltd.	14,300	70,519
	Krosaki Harima Corp.	1,400	116,909
	KRS Corp.	3,000	19,052
	K's Holdings Corp.	35,400	321,721
	KU Holdings Co. Ltd.	3,800	30,558
	Kubota Corp.	33,600	508,619
	Kumagai Gumi Co. Ltd.	8,777	228,431
	Kumiai Chemical Industry Co. Ltd.	12,810	73,456
	Kurabo Industries Ltd.	4,400	93,661
	Kuraray Co. Ltd.	67,428	707,439
	Kureha Corp.	12,600	241,192
	Kurimoto Ltd.	2,100	51,312
	Kurita Water Industries Ltd.	17,700	646,422
	Kuriyama Holdings Corp.	4,400	28,723
#	Kushikatsu Tanaka Holdings Co.	900	12,293
	Kusuri No. Aoki Holdings Co. Ltd.	12,600	272,031
	KYB Corp.	5,400	187,237
	Kyocera Corp.	47,600	696,867
	Kyodo Printing Co. Ltd.	2,100	48,164
	Kyoei Steel Ltd.	5,500	79,055
	Kyokuto Boeki Kaisha Ltd.	3,000	44,860
	Kyokuto Kaihatsu Kogyo Co. Ltd.	7,500	102,657
	Kyokuto Securities Co. Ltd.	5,500	37,838
	Kyokuyo Co. Ltd.	2,500	67,013
	KYORITSU Co. Ltd.	10,100	13,242
	Kyoritsu Maintenance Co. Ltd.	8,400	345,166
	Kyosan Electric Manufacturing Co. Ltd.	10,000	31,526
	Kyoto Financial Group, Inc.	42,396	704,599
	Kyowa Kirin Co. Ltd.	10,500	165,396
	Kyudenko Corp.	8,800	334,735

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kyushu Financial Group, Inc.	85,550	$544,406
	Kyushu Leasing Service Co. Ltd.	1,700	13,300
	Kyushu Railway Co.	13,500	296,730
	LA Holdings Co. Ltd.	1,300	43,421
	LAC Co. Ltd.	1,800	8,899
	Lacto Japan Co. Ltd.	1,700	25,998
	Lasertec Corp.	4,300	1,119,845
	Lawson, Inc.	6,300	360,600
	LEC, Inc.	7,300	51,845
*	Leopalace21 Corp.	45,800	128,113
	Life Corp.	6,100	154,907
*	LIFENET INSURANCE Co.	10,300	87,325
	LIFULL Co. Ltd.	19,200	25,207
	LIKE, Inc.	1,800	18,376
	Link & Motivation, Inc.	10,500	39,390
	Lintec Corp.	10,600	200,751
	Lion Corp.	34,100	303,971
#	LITALICO, Inc.	5,600	81,594
	Lixil Corp.	60,100	803,114
	Loadstar Capital KK	2,600	34,712
	Look Holdings, Inc.	2,000	34,639
	LY Corp.	80,400	250,127
	M&A Capital Partners Co. Ltd.	5,100	78,546
	M3, Inc.	25,900	408,702
	Mabuchi Motor Co. Ltd.	24,732	428,663
	Macnica Holdings, Inc.	12,550	664,094
	Macromill, Inc.	13,000	70,208
	Maeda Kosen Co. Ltd.	4,200	91,559
	Maezawa Industries, Inc.	3,600	26,296
#	Maezawa Kasei Industries Co. Ltd.	3,600	38,471
	Maezawa Kyuso Industries Co. Ltd.	4,200	37,495
	Makino Milling Machine Co. Ltd.	6,700	271,382
	Makita Corp.	14,366	386,661
	Management Solutions Co. Ltd.	2,600	52,620
	Mandom Corp.	8,800	76,607
	Mani, Inc.	11,300	156,982
	MarkLines Co. Ltd.	2,700	55,129
	Marubun Corp.	5,900	67,867
	Marudai Food Co. Ltd.	5,000	56,941
	Maruha Nichiro Corp.	12,600	249,305
	Marui Group Co. Ltd.	24,400	403,458
	Maruichi Steel Tube Ltd.	15,400	392,385
	MARUKA FURUSATO Corp.	4,392	72,931
#	Marumae Co. Ltd.	1,200	15,234
	Marusan Securities Co. Ltd.	13,800	88,078
	Maruwa Co. Ltd.	1,500	300,129
	Maruyama Manufacturing Co., Inc.	600	10,862
#	Maruzen CHI Holdings Co. Ltd.	3,900	8,706
	Maruzen Co. Ltd.	1,300	25,091
	Maruzen Showa Unyu Co. Ltd.	3,600	99,392
	Marvelous, Inc.	8,400	42,630
	Matsuda Sangyo Co. Ltd.	4,500	83,750
	Matsui Construction Co. Ltd.	6,000	34,242
	Matsui Securities Co. Ltd.	24,600	138,203
	MatsukiyoCocokara & Co.	17,580	319,548
	Matsuoka Corp.	1,000	10,956
	Max Co. Ltd.	5,000	111,125
	Maxell Ltd.	11,200	123,184
	Maxvalu Tokai Co. Ltd.	2,300	50,713

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Mazda Motor Corp.	97,906	$1,186,958
	McDonald's Holdings Co. Japan Ltd.	5,000	222,622
	MCJ Co. Ltd.	23,800	199,573
	Mebuki Financial Group, Inc.	162,850	487,442
	MEC Co. Ltd.	4,200	127,077
*	Media Do Co. Ltd.	1,800	15,335
	Medical Data Vision Co. Ltd.	6,200	27,144
	Medical System Network Co. Ltd.	7,000	29,585
	Medikit Co. Ltd.	700	14,295
	Medipal Holdings Corp.	32,800	523,520
	Medius Holdings Co. Ltd.	3,500	18,408
*	Medley, Inc.	1,400	43,896
	Megachips Corp.	4,800	154,985
	Megmilk Snow Brand Co. Ltd.	12,500	196,041
	Meidensha Corp.	8,800	157,743
	Meiji Electric Industries Co. Ltd.	1,500	14,943
	Meiko Electronics Co. Ltd.	6,600	179,769
	Meisei Industrial Co. Ltd.	10,800	85,124
	MEITEC Group Holdings, Inc.	18,400	364,013
	Meito Sangyo Co. Ltd.	2,500	29,357
	Meiwa Corp.	5,000	22,853
	Meiwa Estate Co. Ltd.	2,100	19,279
	Melco Holdings, Inc.	1,500	33,379
	Members Co. Ltd.	2,300	15,522
	Menicon Co. Ltd.	14,100	204,761
*	Mercari, Inc.	11,100	183,526
	Mercuria Holdings Co. Ltd.	1,900	9,152
*	MetaReal Corp.	900	7,542
	METAWATER Co. Ltd.	4,500	65,581
	Micronics Japan Co. Ltd.	7,900	234,577
#	Midac Holdings Co. Ltd.	2,400	29,901
	Mie Kotsu Group Holdings, Inc.	12,100	51,518
	Mikuni Corp.	5,900	19,540
	Milbon Co. Ltd.	3,210	76,711
	MIMAKI ENGINEERING Co. Ltd.	3,700	23,057
	Mimasu Semiconductor Industry Co. Ltd.	4,500	96,986
	Minebea Mitsumi, Inc.	45,490	940,288
#	Ministop Co. Ltd.	3,800	39,201
	Mirai Industry Co. Ltd.	1,400	43,847
#	Miraial Co. Ltd.	1,700	17,058
	Mirait One Corp.	26,810	354,212
	Mirarth Holdings, Inc.	17,600	58,976
	Miroku Jyoho Service Co. Ltd.	4,500	55,720
	MISUMI Group, Inc.	12,000	205,739
	Mitani Corp.	8,000	106,924
	Mitani Sangyo Co. Ltd.	7,800	21,331
	Mitani Sekisan Co. Ltd.	1,700	58,410
	Mito Securities Co. Ltd.	16,800	52,906
	Mitsuba Corp.	9,400	69,219
	Mitsubishi Electric Corp.	59,800	887,450
	Mitsubishi Estate Co. Ltd.	37,200	515,440
	Mitsubishi Gas Chemical Co., Inc.	27,200	444,200
	Mitsubishi HC Capital, Inc.	154,770	1,097,388
	Mitsubishi Heavy Industries Ltd.	18,300	1,220,674
	Mitsubishi Kakoki Kaisha Ltd.	1,800	44,105
	Mitsubishi Logisnext Co. Ltd.	8,300	85,963
	Mitsubishi Logistics Corp.	12,700	392,292
	Mitsubishi Motors Corp.	155,700	490,621
#	Mitsubishi Paper Mills Ltd.	4,100	17,039

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Mitsubishi Pencil Co. Ltd.	8,500	$115,584
	Mitsubishi Research Institute, Inc.	1,900	63,687
	Mitsubishi UFJ Financial Group, Inc.	488,200	4,572,748
	Mitsuboshi Belting Ltd.	5,800	193,475
	Mitsui Chemicals, Inc.	24,466	720,053
	Mitsui DM Sugar Holdings Co. Ltd.	4,500	103,400
	Mitsui E&S Co. Ltd.	30,800	158,326
	Mitsui Fudosan Co. Ltd.	32,900	825,914
#	Mitsui High-Tec, Inc.	4,800	221,551
	Mitsui Mining & Smelting Co. Ltd.	14,899	460,607
#	Mitsui OSK Lines Ltd.	21,400	768,698
	Mitsui-Soko Holdings Co. Ltd.	5,400	180,364
	Mitsuuroko Group Holdings Co. Ltd.	8,300	86,600
	Miura Co. Ltd.	7,100	129,742
	MIXI, Inc.	6,700	114,925
	Miyaji Engineering Group, Inc.	3,000	72,566
	Miyazaki Bank Ltd.	4,300	81,317
	Miyoshi Oil & Fat Co. Ltd.	1,700	15,375
	Mizuho Financial Group, Inc.	98,380	1,786,732
	Mizuho Leasing Co. Ltd.	8,800	318,919
#	Mizuho Medy Co. Ltd.	1,800	42,594
	Mizuno Corp.	5,500	164,080
*	Modec, Inc.	4,400	68,713
	Monex Group, Inc.	30,100	156,648
	Monogatari Corp.	6,200	218,615
#	MonotaRO Co. Ltd.	22,800	214,735
	Morinaga & Co. Ltd.	17,000	324,459
	Morinaga Milk Industry Co. Ltd.	22,900	468,958
	Moriroku Holdings Co. Ltd.	2,900	54,955
	Morita Holdings Corp.	8,100	87,473
	Morito Co. Ltd.	5,100	50,322
	Morozoff Ltd.	1,000	27,320
	MrMax Holdings Ltd.	8,700	37,324
	MS&AD Insurance Group Holdings, Inc.	17,600	726,787
	Mugen Estate Co. Ltd.	2,400	19,066
	m-up Holdings, Inc.	7,600	51,415
	Murakami Corp.	1,900	58,144
	Murata Manufacturing Co. Ltd.	79,200	1,599,216
	Musashi Seimitsu Industry Co. Ltd.	13,600	154,365
	Musashino Bank Ltd.	7,400	139,414
	Muto Seiko Co.	1,000	15,287
	Nabtesco Corp.	18,600	357,509
	Nachi-Fujikoshi Corp.	4,298	100,233
	Nafco Co. Ltd.	2,900	43,952
	Nagano Keiki Co. Ltd.	4,100	62,919
	Nagase & Co. Ltd.	26,100	426,753
	Nagase Brothers, Inc.	2,000	28,064
	Nagatanien Holdings Co. Ltd.	2,700	41,139
#	Nagawa Co. Ltd.	900	43,470
	Nagoya Railroad Co. Ltd.	16,900	260,563
	Naigai Trans Line Ltd.	1,300	21,651
	Nakabayashi Co. Ltd.	4,900	18,182
#	Nakamoto Packs Co. Ltd.	1,600	19,050
	Nakamuraya Co. Ltd.	900	19,153
	Nakanishi, Inc.	11,500	188,207
#	Namura Shipbuilding Co. Ltd.	12,300	116,400
	Nankai Electric Railway Co. Ltd.	12,300	239,850
	Nanto Bank Ltd.	6,600	119,382
	Nanyo Corp.	800	12,037

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Narasaki Sangyo Co. Ltd.	700	$15,199
	NEC Capital Solutions Ltd.	3,400	84,692
	NEC Corp.	14,300	934,429
	NEC Networks & System Integration Corp.	13,800	222,859
	NET One Systems Co. Ltd.	19,384	315,166
	New Art Holdings Co. Ltd.	2,100	29,618
	Nexon Co. Ltd.	5,900	94,158
#	Nextage Co. Ltd.	10,600	159,707
	NGK Insulators Ltd.	52,292	653,270
	NH Foods Ltd.	12,400	424,653
	NHK Spring Co. Ltd.	52,400	432,597
#	Nicca Chemical Co. Ltd.	1,900	11,664
	Nice Corp.	1,400	15,406
	Nichias Corp.	14,100	329,580
	Nichiban Co. Ltd.	2,800	32,942
	Nichicon Corp.	12,900	112,744
	Nichiden Corp.	3,400	63,408
	Nichiha Corp.	7,400	148,661
	Nichimo Co. Ltd.	1,600	24,530
	Nichirei Corp.	21,000	507,206
	Nichireki Co. Ltd.	6,200	105,437
	Nichirin Co. Ltd.	2,810	67,897
	NIDEC Corp.	4,600	171,565
	Nifco, Inc.	17,300	448,948
	Nihon Chouzai Co. Ltd.	2,800	26,711
	Nihon Dempa Kogyo Co. Ltd.	7,100	58,636
	Nihon Dengi Co. Ltd.	900	33,460
	Nihon Denkei Co. Ltd.	1,350	18,806
	Nihon Flush Co. Ltd.	5,100	32,506
#	Nihon House Holdings Co. Ltd.	11,100	22,967
	Nihon Kagaku Sangyo Co. Ltd.	2,900	26,924
	Nihon Kohden Corp.	7,200	219,434
	Nihon M&A Center Holdings, Inc.	68,700	412,947
	Nihon Nohyaku Co. Ltd.	11,300	52,738
	Nihon Parkerizing Co. Ltd.	23,894	189,788
	Nihon Plast Co. Ltd.	3,200	12,290
	Nihon Tokushu Toryo Co. Ltd.	2,700	24,221
	Nihon Trim Co. Ltd.	700	15,126
#*	Nihon Yamamura Glass Co. Ltd.	1,900	18,576
	Nikkiso Co. Ltd.	12,700	93,234
	Nikko Co. Ltd.	8,000	41,690
	Nikkon Holdings Co. Ltd.	15,600	335,129
	Nikon Corp.	54,800	559,263
	Nintendo Co. Ltd.	41,800	2,335,403
	Nippi, Inc.	400	16,734
	Nippn Corp.	14,300	219,534
	Nippon Air Conditioning Services Co. Ltd.	3,800	22,337
	Nippon Aqua Co. Ltd.	1,900	12,871
	Nippon Beet Sugar Manufacturing Co. Ltd.	3,000	44,485
	Nippon Carbide Industries Co., Inc.	1,700	17,516
	Nippon Carbon Co. Ltd.	2,400	72,926
	Nippon Chemical Industrial Co. Ltd.	1,799	23,950
*	Nippon Chemi-Con Corp.	5,200	47,231
	Nippon Concept Corp.	2,200	26,086
	Nippon Densetsu Kogyo Co. Ltd.	9,600	133,160
	Nippon Dry-Chemical Co. Ltd.	1,600	31,044
	Nippon Electric Glass Co. Ltd.	21,100	469,030
	Nippon Express Holdings, Inc.	15,400	916,628
	Nippon Fine Chemical Co. Ltd.	2,700	53,266

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nippon Gas Co. Ltd.	29,300	$453,876
#	Nippon Hume Corp.	6,600	40,675
	Nippon Kanzai Holdings Co. Ltd.	1,000	17,855
#	Nippon Kodoshi Corp.	1,600	19,929
	Nippon Light Metal Holdings Co. Ltd.	18,581	228,953
	Nippon Paint Holdings Co. Ltd.	11,600	91,365
*	Nippon Paper Industries Co. Ltd.	27,578	255,626
#	Nippon Parking Development Co. Ltd.	51,500	64,117
	Nippon Pillar Packing Co. Ltd.	5,000	164,407
	Nippon Rietec Co. Ltd.	4,000	35,143
	Nippon Road Co. Ltd.	6,700	96,589
	Nippon Seiki Co. Ltd.	14,200	131,621
	Nippon Seisen Co. Ltd.	1,000	38,130
	Nippon Sharyo Ltd.	2,200	34,563
*	Nippon Sheet Glass Co. Ltd.	24,600	101,514
	Nippon Shinyaku Co. Ltd.	4,900	173,107
	Nippon Shokubai Co. Ltd.	8,000	300,961
	Nippon Signal Company Ltd.	11,500	73,373
	Nippon Soda Co. Ltd.	6,500	250,911
	Nippon Telegraph & Telephone Corp.	907,500	1,139,597
	Nippon Thompson Co. Ltd.	14,800	59,266
	Nippon Yusen KK	61,200	2,109,005
	Nishikawa Rubber Co. Ltd.	2,100	28,354
	Nishimatsu Construction Co. Ltd.	9,200	252,899
	Nishimatsuya Chain Co. Ltd.	9,200	132,873
	Nishimoto Co. Ltd.	1,100	46,353
	Nishi-Nippon Financial Holdings, Inc.	31,800	366,149
	Nishi-Nippon Railroad Co. Ltd.	9,200	152,922
	Nishio Holdings Co. Ltd.	6,200	169,829
	Nissan Motor Co. Ltd.	141,850	556,878
	Nissan Shatai Co. Ltd.	17,700	116,789
	Nissan Tokyo Sales Holdings Co. Ltd.	8,200	26,925
	Nissei ASB Machine Co. Ltd.	2,100	60,925
	Nissei Plastic Industrial Co. Ltd.	4,600	35,977
	Nissha Co. Ltd.	11,615	128,848
	Nisshin Group Holdings Co. Ltd.	9,400	33,398
	Nisshin Oillio Group Ltd.	8,400	256,600
	Nisshin Seifun Group, Inc.	20,140	280,937
	Nisshinbo Holdings, Inc.	38,475	317,549
	Nissin Corp.	3,500	64,570
	Nissin Foods Holdings Co. Ltd.	7,800	252,341
	Nisso Holdings Co. Ltd.	2,800	16,254
	Nissui Corp.	79,600	434,930
	Niterra Co. Ltd.	33,300	896,723
	Nitori Holdings Co. Ltd.	6,800	889,996
	Nitta Corp.	4,800	124,216
#	Nitta Gelatin, Inc.	3,200	16,783
	Nitto Denko Corp.	16,700	1,385,396
	Nitto Fuji Flour Milling Co. Ltd.	600	21,185
	Nitto Kogyo Corp.	7,300	198,653
	Nitto Kohki Co. Ltd.	3,400	45,068
	Nitto Seiko Co. Ltd.	6,900	25,589
	Nittoc Construction Co. Ltd.	6,700	53,126
	Nittoku Co. Ltd.	1,300	16,363
#	NJS Co. Ltd.	1,500	28,119
	Noda Corp.	2,000	16,340
	Noevir Holdings Co. Ltd.	3,000	106,652
	Nojima Corp.	17,000	214,252
	NOK Corp.	14,900	197,358

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nomura Holdings, Inc.	163,500	$880,635
	Nomura Holdings, Inc., Sponsored ADR	61,247	351,558
#	Nomura Micro Science Co. Ltd.	1,400	130,700
	Nomura Real Estate Holdings, Inc.	16,200	443,324
	Nomura Research Institute Ltd.	14,989	458,416
	Noritake Co. Ltd.	2,700	143,633
	Noritsu Koki Co. Ltd.	5,600	126,501
	Noritz Corp.	7,800	82,165
	North Pacific Bank Ltd.	74,016	188,747
	NPR-RIKEN Corp.	846	15,382
	NS Solutions Corp.	2,700	90,053
	NS Tool Co. Ltd.	3,500	24,163
	NSD Co. Ltd.	14,000	262,723
	NSK Ltd.	66,202	360,908
	NSW, Inc.	1,800	35,923
	NTN Corp.	135,121	247,104
	NTT Data Group Corp.	42,500	612,154
	Oat Agrio Co. Ltd.	1,200	15,746
	Obara Group, Inc.	2,300	62,566
	Obayashi Corp.	63,100	584,088
	OBIC Business Consultants Co. Ltd.	1,400	67,704
	Obic Co. Ltd.	1,300	199,692
	Odakyu Electric Railway Co. Ltd.	14,699	224,608
	Odawara Engineering Co. Ltd.	700	9,690
	Ogaki Kyoritsu Bank Ltd.	10,000	133,880
	Ohara, Inc.	1,700	13,732
#	Ohashi Technica, Inc.	3,300	39,655
	Ohba Co. Ltd.	1,700	11,674
	Ohsho Food Service Corp.	1,600	88,461
	OIE Sangyo Co. Ltd.	600	7,303
	Oiles Corp.	6,140	88,821
#*	Oisix ra daichi, Inc.	6,700	63,374
	Oita Bank Ltd.	3,900	71,503
	Oji Holdings Corp.	150,400	588,039
	Okabe Co. Ltd.	10,200	55,550
	Okada Aiyon Corp.	800	14,964
	Okamoto Machine Tool Works Ltd.	1,100	45,528
	Okamura Corp.	12,400	185,841
	Okasan Securities Group, Inc.	41,500	203,111
	Oki Electric Industry Co. Ltd.	25,448	178,804
	Okinawa Cellular Telephone Co.	7,400	180,320
	Okinawa Financial Group, Inc.	5,080	87,304
	OKUMA Corp.	8,000	359,953
	Okumura Corp.	8,000	279,755
	Okura Industrial Co. Ltd.	2,600	50,257
#	Okuwa Co. Ltd.	5,900	35,404
	Olympus Corp.	21,900	324,200
	Omron Corp.	5,500	247,309
	Onoken Co. Ltd.	5,400	66,580
	Onward Holdings Co. Ltd.	25,100	92,144
	Ootoya Holdings Co. Ltd.	900	33,124
	Open House Group Co. Ltd.	15,000	469,082
	Open Up Group, Inc.	11,700	181,228
	Optex Group Co. Ltd.	8,100	100,594
*	Optim Corp.	3,400	21,821
	Optorun Co. Ltd.	6,906	79,799
	Oracle Corp.	2,900	228,546
	Organo Corp.	7,200	297,382
	Orient Corp.	14,980	113,039

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Oriental Consultants Holdings Co. Ltd.	500	$10,054
	Oriental Land Co. Ltd.	25,000	928,502
	Oriental Shiraishi Corp.	31,900	79,878
	ORIX Corp.	116,700	2,253,391
	Oro Co. Ltd.	1,400	27,645
	Osaka Gas Co. Ltd.	20,800	437,983
	Osaka Organic Chemical Industry Ltd.	3,600	71,607
	Osaka Soda Co. Ltd.	3,200	224,641
#	OSAKA Titanium Technologies Co. Ltd.	4,600	87,015
	Osaki Electric Co. Ltd.	11,100	51,681
	OSG Corp.	20,800	283,053
	Otsuka Corp.	9,600	403,947
	OUG Holdings, Inc.	1,000	16,665
*	Outsourcing, Inc.	28,000	326,912
	Oval Corp.	3,800	14,635
	Oyo Corp.	5,800	85,513
	Ozu Corp.	700	7,790
	Pacific Industrial Co. Ltd.	12,376	120,135
#	Pack Corp.	3,700	85,171
	PAL GROUP Holdings Co. Ltd.	10,000	159,923
	PALTAC Corp.	4,110	125,131
	Pan Pacific International Holdings Corp.	32,200	696,051
	Panasonic Holdings Corp.	210,601	1,983,604
	Paraca, Inc.	1,500	19,826
	Paramount Bed Holdings Co. Ltd.	9,500	171,581
*	Park24 Co. Ltd.	28,700	375,017
	Parker Corp.	3,000	16,701
	Pasona Group, Inc.	6,100	111,240
	PCI Holdings, Inc.	1,100	7,576
	Pegasus Co. Ltd.	5,300	16,024
	Penta-Ocean Construction Co. Ltd.	60,200	322,550
	People Dreams & Technologies Group Co. Ltd.	1,400	18,082
*	PeptiDream, Inc.	20,907	183,218
	Persol Holdings Co. Ltd.	309,134	491,434
#	Pharma Foods International Co. Ltd.	4,400	29,952
	PHC Holdings Corp.	6,400	66,224
*	PIA Corp.	1,400	32,093
	Pickles Holdings Co. Ltd.	2,400	20,973
	Pigeon Corp.	28,475	311,195
	Pilot Corp.	6,600	184,310
	Piolax, Inc.	7,100	120,259
	Plus Alpha Consulting Co. Ltd.	2,700	47,057
	Pola Orbis Holdings, Inc.	8,200	84,829
#	Pole To Win Holdings, Inc.	8,400	28,493
*	Port, Inc.	1,900	30,806
	Premium Group Co. Ltd.	8,700	104,861
	Premium Water Holdings, Inc.	700	16,086
	Press Kogyo Co. Ltd.	23,000	100,773
	Pressance Corp.	7,400	83,700
	Prestige International, Inc.	20,100	82,534
	Prima Meat Packers Ltd.	5,699	93,245
	Procrea Holdings, Inc.	7,208	93,052
	Pronexus, Inc.	5,200	45,686
	Pro-Ship, Inc.	1,900	18,322
	Proto Corp.	6,700	59,739
	PS Mitsubishi Construction Co. Ltd.	2,490	15,989
	QB Net Holdings Co. Ltd.	3,200	32,862
	Qol Holdings Co. Ltd.	5,900	70,843
	Quick Co. Ltd.	2,900	51,508

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Raccoon Holdings, Inc.	4,100	$18,491
	Raito Kogyo Co. Ltd.	8,000	111,833
	Raiznext Corp.	7,900	84,066
*	Raksul, Inc.	5,400	41,905
	Rakus Co. Ltd.	11,000	180,797
*	Rakuten Group, Inc.	35,900	157,700
	Rasa Corp.	2,700	30,926
	Rasa Industries Ltd.	2,100	32,801
	Raysum Co. Ltd.	2,036	50,152
	Recruit Holdings Co. Ltd.	57,200	2,259,327
	Relo Group, Inc.	26,000	260,981
#	Renaissance, Inc.	2,000	12,565
*	Renesas Electronics Corp.	80,200	1,315,888
	Rengo Co. Ltd.	62,900	407,910
*	RENOVA, Inc.	8,300	71,310
	Resona Holdings, Inc.	182,363	1,006,689
	Resonac Holdings Corp.	38,500	767,747
	Resorttrust, Inc.	15,000	260,754
	Restar Holdings Corp.	4,900	101,550
#	Retail Partners Co. Ltd.	6,800	80,491
	Rheon Automatic Machinery Co. Ltd.	3,400	35,494
	Rhythm Co. Ltd.	1,100	26,435
	Ricoh Co. Ltd.	61,348	482,195
	Ricoh Leasing Co. Ltd.	4,700	161,336
	Ride On Express Holdings Co. Ltd.	1,500	10,567
	Riken Keiki Co. Ltd.	2,900	143,279
	Riken Technos Corp.	12,300	72,192
	Riken Vitamin Co. Ltd.	5,200	81,431
#	Ringer Hut Co. Ltd.	1,300	21,491
	Rinnai Corp.	13,300	301,322
	Rion Co. Ltd.	2,800	47,373
	Riso Kagaku Corp.	700	14,146
	Riso Kyoiku Co. Ltd.	30,900	50,992
	Rix Corp.	800	20,040
	Rohm Co. Ltd.	28,400	490,162
	Rohto Pharmaceutical Co. Ltd.	17,000	347,848
	Rokko Butter Co. Ltd.	3,500	32,065
	Roland Corp.	3,300	109,639
	Roland DG Corp.	3,200	83,986
	Rorze Corp.	2,700	299,882
	Round One Corp.	48,900	216,580
	Royal Holdings Co. Ltd.	5,300	93,276
	RS Technologies Co. Ltd.	3,300	64,062
	Ryobi Ltd.	7,200	132,739
	RYODEN Corp.	3,500	63,476
	Ryohin Keikaku Co. Ltd.	34,600	538,000
	Ryosan Co. Ltd.	4,300	141,683
	S Foods, Inc.	5,100	114,683
	S&B Foods, Inc.	1,700	48,931
	Sac's Bar Holdings, Inc.	4,300	24,599
	Saibu Gas Holdings Co. Ltd.	3,900	51,137
	Saison Information Systems Co. Ltd.	1,400	19,030
	Sakai Chemical Industry Co. Ltd.	3,500	45,311
	Sakai Heavy Industries Ltd.	900	42,547
	Sakai Moving Service Co. Ltd.	4,600	87,434
	Sakata INX Corp.	11,900	114,814
#	Sakura Internet, Inc.	4,600	111,971
	Sala Corp.	14,300	77,643
	Samco, Inc.	500	14,949

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	SAMTY Co. Ltd.	5,700	$97,120
	San Holdings, Inc.	5,200	39,878
	San ju San Financial Group, Inc.	6,050	79,332
	San-A Co. Ltd.	3,400	105,012
	San-Ai Obbli Co. Ltd.	15,800	178,153
	Sangetsu Corp.	11,000	242,290
	San-In Godo Bank Ltd.	34,576	243,832
*	Sanix, Inc.	5,300	10,707
	Sanken Electric Co. Ltd.	5,600	257,282
	Sanki Engineering Co. Ltd.	9,000	115,462
	Sanko Gosei Ltd.	4,500	20,043
	Sanko Metal Industrial Co. Ltd.	800	27,232
	Sankyo Frontier Co. Ltd.	1,100	31,509
	Sankyo Seiko Co. Ltd.	8,500	42,585
	Sankyo Tateyama, Inc.	6,600	40,569
	Sankyu, Inc.	11,900	444,849
	Sanoh Industrial Co. Ltd.	8,500	48,312
	Sanrio Co. Ltd.	4,700	196,259
	Sansei Technologies, Inc.	2,400	21,104
#	Sansha Electric Manufacturing Co. Ltd.	2,800	32,416
	Sanshin Electronics Co. Ltd.	2,600	42,664
	Santec Holdings Corp.	1,400	34,019
	Santen Pharmaceutical Co. Ltd.	32,000	323,274
	Sanwa Holdings Corp.	39,800	608,310
	Sanyo Chemical Industries Ltd.	3,100	90,604
	Sanyo Denki Co. Ltd.	3,100	128,897
	Sanyo Shokai Ltd.	3,599	65,791
	Sanyo Trading Co. Ltd.	6,100	54,353
	Sato Foods Co. Ltd.	300	12,971
	Sato Holdings Corp.	6,600	97,041
	Sato Shoji Corp.	3,600	38,704
	Satori Electric Co. Ltd.	3,200	52,645
	Saxa Holdings, Inc.	1,500	28,603
	SB Technology Corp.	3,000	50,519
*	SBI ARUHI Corp.	4,510	26,226
	SBI Global Asset Management Co. Ltd.	6,900	32,754
	SBI Holdings, Inc.	24,600	604,315
	SBS Holdings, Inc.	6,000	101,562
	SCREEN Holdings Co. Ltd.	12,200	1,196,323
	Scroll Corp.	9,300	64,244
	SCSK Corp.	17,100	335,752
	SEC Carbon Ltd.	2,500	43,665
	Seibu Electric & Machinery Co. Ltd.	1,200	12,535
	Seibu Holdings, Inc.	22,400	316,566
	Seika Corp.	2,100	44,440
	Seikagaku Corp.	12,500	65,464
#	Seikitokyu Kogyo Co. Ltd.	6,100	78,274
	Seiko Epson Corp.	40,600	592,655
	Seiko Group Corp.	7,899	140,919
	Seino Holdings Co. Ltd.	32,500	474,625
	Seiren Co. Ltd.	7,900	132,591
	Sekisui Chemical Co. Ltd.	47,100	672,472
#	Sekisui House Ltd.	35,500	801,384
	Sekisui Jushi Corp.	6,600	113,678
	Sekisui Kasei Co. Ltd.	7,400	25,286
#	SEMITEC Corp.	1,200	14,839
	Senko Group Holdings Co. Ltd.	31,000	242,371
	Senshu Electric Co. Ltd.	3,200	81,357
	Senshu Ikeda Holdings, Inc.	61,400	142,250

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#*	Senshukai Co. Ltd.	8,300	$17,385
	Seria Co. Ltd.	7,300	133,774
	Seven & i Holdings Co. Ltd.	81,500	3,218,828
	Seven Bank Ltd.	119,100	249,315
	SG Holdings Co. Ltd.	28,800	372,963
*	Sharingtechnology, Inc.	6,400	23,193
*	Sharp Corp.	17,557	118,059
	Shibaura Electronics Co. Ltd.	2,300	85,412
	Shibaura Machine Co. Ltd.	3,900	94,555
#	Shibaura Mechatronics Corp.	3,000	142,108
	Shibusawa Warehouse Co. Ltd.	2,600	55,113
	Shibuya Corp.	4,600	78,178
*	SHIFT, Inc.	1,800	324,492
	Shiga Bank Ltd.	9,400	233,723
	Shikibo Ltd.	2,900	23,878
	Shikoku Bank Ltd.	9,300	64,498
	Shikoku Kasei Holdings Corp.	11,400	140,963
	Shima Seiki Manufacturing Ltd.	6,400	65,085
	Shimamura Co. Ltd.	3,600	394,951
	Shimano, Inc.	4,619	663,174
	Shimizu Bank Ltd.	3,400	37,031
	Shimizu Corp.	70,900	474,613
	Shimojima Co. Ltd.	2,400	21,487
	Shin Maint Holdings Co. Ltd.	1,300	13,073
	Shin Nippon Air Technologies Co. Ltd.	2,800	48,367
#	Shin Nippon Biomedical Laboratories Ltd.	5,300	61,430
	Shinagawa Refractories Co. Ltd.	8,000	108,680
	Shindengen Electric Manufacturing Co. Ltd.	2,200	46,943
	Shin-Etsu Chemical Co. Ltd.	107,000	4,211,753
	Shin-Etsu Polymer Co. Ltd.	10,400	114,402
	Shinki Bus Co. Ltd.	600	13,938
	Shinko Electric Industries Co. Ltd.	10,400	384,510
	Shinko Shoji Co. Ltd.	7,600	64,114
	Shinmaywa Industries Ltd.	16,000	132,816
	Shinnihon Corp.	8,500	69,943
	Shin-Nihon Tatemono Co. Ltd.	3,800	17,197
	Shinnihonseiyaku Co. Ltd.	1,400	16,515
	Shinsho Corp.	1,400	57,544
	Shinwa Co. Ltd.	2,600	43,421
	Shinwa Co. Ltd.	1,900	9,939
	Ship Healthcare Holdings, Inc.	17,100	259,524
	Shizuoka Financial Group, Inc.	62,600	572,164
	Shizuoka Gas Co. Ltd.	11,000	75,149
	SHO-BOND Holdings Co. Ltd.	5,400	240,519
	Shoei Co. Ltd.	11,000	147,008
	Shoei Foods Corp.	1,100	33,403
	Shofu, Inc.	2,600	50,201
	Showa Sangyo Co. Ltd.	5,300	121,464
	SIGMAXYZ Holdings, Inc.	6,500	60,941
	Siix Corp.	9,400	99,399
*	Simplex Holdings, Inc.	4,500	82,019
	Sinanen Holdings Co. Ltd.	1,900	53,447
	Sinfonia Technology Co. Ltd.	6,900	110,171
	Sinko Industries Ltd.	4,500	92,917
	Sintokogio Ltd.	10,000	73,747
	SK Kaken Co. Ltd.	1,000	49,375
	SK-Electronics Co. Ltd.	2,100	58,002
	SKY Perfect JSAT Holdings, Inc.	45,400	238,911
	Skylark Holdings Co. Ltd.	44,100	719,454

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	SMC Corp.	800	$445,316
	SMK Corp.	1,100	18,659
	SMS Co. Ltd.	12,906	233,084
#	Snow Peak, Inc.	2,900	17,504
	Soda Nikka Co. Ltd.	4,200	35,113
	Sodick Co. Ltd.	13,900	66,896
	Soft99 Corp.	3,800	36,263
	SoftBank Corp.	121,900	1,619,544
	SoftBank Group Corp.	36,800	1,588,678
	Softcreate Holdings Corp.	2,600	30,594
	Software Service, Inc.	600	50,971
	Sohgo Security Services Co. Ltd.	66,200	361,385
	Soken Chemical & Engineering Co. Ltd.	2,200	42,241
	Solasto Corp.	16,700	65,250
	Soliton Systems KK	2,100	20,204
	Sompo Holdings, Inc.	10,800	559,996
	Sony Group Corp.	75,100	7,364,930
	Sotetsu Holdings, Inc.	11,642	213,376
	Space Co. Ltd.	4,390	28,276
	Sparx Group Co. Ltd.	4,840	59,604
	SPK Corp.	2,200	30,450
	S-Pool, Inc.	16,400	34,403
	Square Enix Holdings Co. Ltd.	6,300	246,180
	SRA Holdings	2,600	66,831
#*	SRE Holdings Corp.	1,500	33,852
	ST Corp.	2,000	20,941
	Stanley Electric Co. Ltd.	25,500	487,063
	Star Mica Holdings Co. Ltd.	8,800	35,841
	Star Micronics Co. Ltd.	11,900	142,017
	Startia Holdings, Inc.	2,000	20,212
	Starts Corp., Inc.	9,300	190,778
	Starzen Co. Ltd.	4,200	77,659
	St-Care Holding Corp.	2,700	18,132
	Stella Chemifa Corp.	2,400	52,419
	Step Co. Ltd.	2,300	31,870
	STI Foods Holdings, Inc.	500	14,074
	Strike Co. Ltd.	1,700	54,849
#	Studio Alice Co. Ltd.	3,200	45,599
	Subaru Corp.	114,600	2,286,191
	Subaru Enterprise Co. Ltd.	2,000	41,749
	Sugi Holdings Co. Ltd.	5,600	267,566
	Sugimoto & Co. Ltd.	2,600	40,010
	SUMCO Corp.	71,100	1,077,906
	Sumida Corp.	10,400	80,553
	Sumitomo Densetsu Co. Ltd.	4,100	84,747
	Sumitomo Electric Industries Ltd.	71,400	949,020
	Sumitomo Forestry Co. Ltd.	34,900	1,025,893
	Sumitomo Heavy Industries Ltd.	24,219	628,350
	Sumitomo Metal Mining Co. Ltd.	35,600	983,937
	Sumitomo Mitsui Construction Co. Ltd.	37,320	104,675
	Sumitomo Mitsui Financial Group, Inc., Sponsored ADR	11,351	116,802
	Sumitomo Mitsui Financial Group, Inc.	49,800	2,590,265
	Sumitomo Mitsui Trust Holdings, Inc.	42,000	860,717
	Sumitomo Realty & Development Co. Ltd.	28,200	886,866
	Sumitomo Riko Co. Ltd.	11,100	95,393
	Sumitomo Rubber Industries Ltd.	31,425	364,040
	Sumitomo Seika Chemicals Co. Ltd.	2,400	85,053
	Sumitomo Warehouse Co. Ltd.	14,500	260,771
	Sun Frontier Fudousan Co. Ltd.	8,800	105,241

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Suncall Corp.	3,600	$11,759
	Sundrug Co. Ltd.	14,300	431,292
	Suntory Beverage & Food Ltd.	18,300	597,033
	Sun-Wa Technos Corp.	3,300	52,221
	Suruga Bank Ltd.	43,800	255,254
	Suzuden Corp.	2,300	37,672
	Suzuken Co. Ltd.	12,450	386,460
	Suzuki Co. Ltd.	4,100	33,850
	Suzuki Motor Corp.	31,600	1,419,430
	SWCC Corp.	8,300	170,884
	Synchro Food Co. Ltd.	2,100	9,180
	System Research Co. Ltd.	1,200	24,275
	System Support, Inc.	900	11,991
	Systems Engineering Consultants Co. Ltd.	500	18,493
	Systena Corp.	64,600	130,575
	Syuppin Co. Ltd.	3,700	26,081
	T Hasegawa Co. Ltd.	6,900	154,840
	T RAD Co. Ltd.	1,500	36,646
	T&D Holdings, Inc.	44,300	733,552
	T&K Toka Co. Ltd.	6,000	57,152
	Tachibana Eletech Co. Ltd.	4,880	102,892
	Tachikawa Corp.	2,800	27,127
	Tachi-S Co. Ltd.	9,100	122,344
	Tadano Ltd.	26,800	218,165
	Taihei Dengyo Kaisha Ltd.	4,200	126,855
	Taiho Kogyo Co. Ltd.	4,700	26,961
	Taikisha Ltd.	5,100	152,066
	Taiko Bank Ltd.	1,300	13,258
	Taisei Corp.	11,900	433,857
	Taisei Lamick Co. Ltd.	1,500	30,291
	Taisho Pharmaceutical Holdings Co. Ltd.	6,150	357,890
	Taiyo Holdings Co. Ltd.	8,400	185,084
	Taiyo Yuden Co. Ltd.	15,800	381,661
	Takamatsu Construction Group Co. Ltd.	3,700	74,302
	Takamiya Co. Ltd.	4,700	15,460
	Takaoka Toko Co. Ltd.	3,000	48,728
	Takara & Co. Ltd.	3,000	57,404
	Takara Standard Co. Ltd.	11,400	136,207
	Takasago International Corp.	3,600	85,975
	Takasago Thermal Engineering Co. Ltd.	9,400	217,198
	Takashima & Co. Ltd.	2,400	21,818
	Takashimaya Co. Ltd.	33,800	470,876
#	Take & Give Needs Co. Ltd.	3,900	31,426
	TAKEBISHI Corp.	2,200	31,271
	Takeuchi Manufacturing Co. Ltd.	7,500	256,408
#	Taki Chemical Co. Ltd.	900	19,268
	Takuma Co. Ltd.	8,100	95,307
#	Tama Home Co. Ltd.	4,700	129,737
	Tamron Co. Ltd.	4,300	162,936
	Tamura Corp.	22,300	80,014
	Tanseisha Co. Ltd.	9,100	51,997
#*	Tatsuta Electric Wire & Cable Co. Ltd.	10,600	50,361
	Tayca Corp.	4,200	39,618
	Tazmo Co. Ltd.	1,400	31,205
	Tbk Co. Ltd.	3,900	10,645
	TBS Holdings, Inc.	7,500	173,921
	TDC Soft, Inc.	3,800	58,771
	TDK Corp.	37,600	1,870,781
	TechMatrix Corp.	9,900	105,754

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Techno Medica Co. Ltd.	900	$12,023
	Techno Quartz, Inc.	800	30,770
	Techno Ryowa Ltd.	1,600	17,061
	Techno Smart Corp.	2,600	31,993
	TechnoPro Holdings, Inc.	17,400	401,154
	Tecnos Japan, Inc.	1,700	7,382
	Teikoku Electric Manufacturing Co. Ltd.	2,400	47,809
	Teikoku Sen-I Co. Ltd.	4,600	69,408
	Teikoku Tsushin Kogyo Co. Ltd.	1,600	21,475
	Tekken Corp.	3,300	48,594
	Tenma Corp.	4,400	67,745
	Tenpos Holdings Co. Ltd.	600	13,262
	Tera Probe, Inc.	800	38,302
	Terasaki Electric Co. Ltd.	600	7,989
	Terumo Corp.	10,800	365,601
	TESEC Corp.	1,300	20,861
	Tess Holdings Co. Ltd.	10,300	31,997
	T-Gaia Corp.	2,300	31,125
	THK Co. Ltd.	21,600	415,295
	Tigers Polymer Corp.	3,500	22,596
	TIS, Inc.	23,600	524,907
	TKC Corp.	5,700	147,646
#*	TKP Corp.	3,300	37,431
	Toa Corp.	6,200	48,279
	Toa Corp.	4,100	108,377
	TOA ROAD Corp.	2,400	115,208
	Toagosei Co. Ltd.	25,900	247,908
	Toba, Inc.	500	12,667
	Tobishima Corp.	5,970	61,607
	Tobu Railway Co. Ltd.	10,500	278,074
	TOC Co. Ltd.	9,500	45,521
	Tocalo Co. Ltd.	13,600	144,665
	Tochigi Bank Ltd.	29,200	62,507
	Toda Corp.	64,100	404,152
#	Toei Animation Co. Ltd.	600	80,278
	Toell Co. Ltd.	1,900	10,508
	Toenec Corp.	2,000	65,611
	Toho Bank Ltd.	51,400	109,006
	Toho Co. Ltd.	3,800	123,784
#	Toho Co. Ltd.	2,500	48,243
	Toho Gas Co. Ltd.	12,000	241,079
	Toho Holdings Co. Ltd.	12,000	259,902
#	Toho Titanium Co. Ltd.	8,500	113,063
	Toho Zinc Co. Ltd.	3,500	27,148
	Tohoku Bank Ltd.	1,800	14,618
#	Tohokushinsha Film Corp.	5,700	55,901
	Tokai Carbon Co. Ltd.	56,300	395,950
	Tokai Corp.	4,900	69,980
	TOKAI Holdings Corp.	24,539	165,470
	Tokai Rika Co. Ltd.	16,500	261,047
	Tokai Tokyo Financial Holdings, Inc.	49,200	189,791
	Token Corp.	1,810	116,071
	Tokio Marine Holdings, Inc.	130,400	3,438,312
	Tokushu Tokai Paper Co. Ltd.	2,300	61,384
	Tokyo Century Corp.	34,800	386,676
	Tokyo Electron Device Ltd.	5,400	213,954
	Tokyo Electron Ltd.	19,200	3,562,990
	Tokyo Energy & Systems, Inc.	4,500	31,509
	Tokyo Gas Co. Ltd.	20,900	480,112

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Tokyo Keiki, Inc.	2,000	$24,318
	Tokyo Kiraboshi Financial Group, Inc.	6,422	187,852
	Tokyo Ohka Kogyo Co. Ltd.	13,200	301,495
#	Tokyo Sangyo Co. Ltd.	6,600	33,441
	Tokyo Seimitsu Co. Ltd.	8,700	563,531
	Tokyo Steel Manufacturing Co. Ltd.	13,700	165,470
	Tokyo Tatemono Co. Ltd.	46,900	722,819
	Tokyu Construction Co. Ltd.	21,564	120,034
	Tokyu Corp.	27,700	325,040
	Tokyu Fudosan Holdings Corp.	151,043	1,010,111
	Toli Corp.	10,700	24,816
	Tomato Bank Ltd.	1,400	11,706
#	Tomoe Corp.	5,400	20,867
	Tomoe Engineering Co. Ltd.	2,000	50,019
	Tomoku Co. Ltd.	3,500	57,118
	TOMONY Holdings, Inc.	38,500	106,014
	Tomy Co. Ltd.	21,600	354,383
	Tonami Holdings Co. Ltd.	1,300	41,739
	Topcon Corp.	24,400	280,323
	TOPPAN Holdings, Inc.	23,300	642,251
	Topre Corp.	10,200	148,464
	Topy Industries Ltd.	4,200	82,386
	Toray Industries, Inc.	131,300	656,031
#	Torex Semiconductor Ltd.	1,600	18,819
	Toridoll Holdings Corp.	11,600	355,136
#	Torigoe Co. Ltd.	4,100	19,872
	Torii Pharmaceutical Co. Ltd.	3,700	94,288
	Torishima Pump Manufacturing Co. Ltd.	4,500	77,038
	Tosei Corp.	8,900	128,520
	Toshiba TEC Corp.	6,700	138,995
	Tosho Co. Ltd.	3,800	23,187
	Tosoh Corp.	48,100	620,232
	Totech Corp.	2,100	79,038
	Totetsu Kogyo Co. Ltd.	5,000	102,665
	TOTO Ltd.	9,599	259,800
	Tottori Bank Ltd.	2,400	23,000
	Toukei Computer Co. Ltd.	1,400	33,793
	Towa Bank Ltd.	9,200	39,761
	Towa Corp.	2,200	113,498
	Towa Pharmaceutical Co. Ltd.	7,500	131,245
	Toyo Construction Co. Ltd.	24,800	218,511
	Toyo Corp.	5,600	54,803
*	Toyo Engineering Corp.	11,400	62,425
#	Toyo Gosei Co. Ltd.	1,400	81,917
	Toyo Kanetsu KK	2,200	64,922
	Toyo Machinery & Metal Co. Ltd.	4,900	23,397
#	Toyo Securities Co. Ltd.	14,000	32,650
	Toyo Seikan Group Holdings Ltd.	25,200	400,289
	Toyo Suisan Kaisha Ltd.	4,700	244,736
	Toyo Tanso Co. Ltd.	3,500	118,109
	Toyo Tire Corp.	28,200	466,944
	Toyobo Co. Ltd.	23,900	179,380
	Toyoda Gosei Co. Ltd.	15,400	297,350
	Toyota Boshoku Corp.	16,900	278,467
	Toyota Industries Corp.	5,600	473,643
	TPR Co. Ltd.	6,600	88,180
	Traders Holdings Co. Ltd.	4,900	19,414
	Trancom Co. Ltd.	2,400	113,737
	Transaction Co. Ltd.	3,200	53,503

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Transcosmos, Inc.	5,563	$116,162
	TRE Holdings Corp.	16,600	140,824
#	Treasure Factory Co. Ltd.	3,800	34,005
*	Trend Micro, Inc.	11,500	657,908
	Trinity Industrial Corp.	1,700	11,822
	Trusco Nakayama Corp.	10,900	186,220
	TS Tech Co. Ltd.	24,400	309,073
	TSI Holdings Co. Ltd.	13,100	60,880
	Tsubaki Nakashima Co. Ltd.	11,229	57,527
	Tsubakimoto Chain Co.	8,228	237,957
	Tsubakimoto Kogyo Co. Ltd.	1,200	54,430
	Tsugami Corp.	10,600	85,602
	Tsukishima Holdings Co. Ltd.	6,600	60,725
	Tsukuba Bank Ltd.	28,700	50,251
	Tsumura & Co.	15,282	276,485
	Tsuruha Holdings, Inc.	8,000	633,077
	Tsurumi Manufacturing Co. Ltd.	4,800	118,353
	Tsutsumi Jewelry Co. Ltd.	2,200	31,766
	Tsuzuki Denki Co. Ltd.	1,700	27,521
	TV Asahi Holdings Corp.	6,600	78,668
	Tv Tokyo Holdings Corp.	2,500	52,465
	UACJ Corp.	11,300	312,120
	UBE Corp.	25,500	423,951
	Ubicom Holdings, Inc.	3,200	32,461
	Uchida Yoko Co. Ltd.	2,300	118,805
#	Ueki Corp.	400	4,413
	UEX Ltd.	2,300	19,201
	Ukai Co. Ltd.	600	15,227
	ULS Group, Inc.	1,300	36,100
#	Ultrafabrics Holdings Co. Ltd.	2,000	18,012
	Ulvac, Inc.	6,100	298,555
	Umenohana Co. Ltd.	1,500	10,191
	Unicharm Corp.	12,700	436,986
	Union Tool Co.	1,700	39,152
	Unipres Corp.	10,300	71,839
	United Arrows Ltd.	5,000	65,570
#	United Super Markets Holdings, Inc.	18,600	127,898
	UNITED, Inc.	4,800	30,237
*	Unitika Ltd.	18,800	21,575
	Urbanet Corp. Co. Ltd.	9,100	25,223
	Usen-Next Holdings Co. Ltd.	4,500	130,612
	User Local, Inc.	1,200	16,540
	Ushio, Inc.	24,900	348,830
	USS Co. Ltd.	28,600	540,866
*	UT Group Co. Ltd.	7,400	118,563
	V Technology Co. Ltd.	2,900	53,317
	Valor Holdings Co. Ltd.	10,051	171,719
	Valqua Ltd.	4,800	145,959
*	VALTES HOLDINGS Co. Ltd.	1,800	9,951
	Value HR Co. Ltd.	4,100	39,747
	ValueCommerce Co. Ltd.	5,100	43,497
	Vector, Inc.	6,200	49,789
	Vertex Corp.	6,180	74,380
*	Vision, Inc.	8,200	65,091
*	Visional, Inc.	5,100	319,192
	Vital KSK Holdings, Inc.	10,000	77,933
	VT Holdings Co. Ltd.	20,900	75,333
	Wacoal Holdings Corp.	10,700	249,623
	Wacom Co. Ltd.	15,000	69,125

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Wakachiku Construction Co. Ltd.	2,500	$51,977
	Wakita & Co. Ltd.	10,900	118,113
	Warabeya Nichiyo Holdings Co. Ltd.	3,800	73,831
	Waseda Academy Co. Ltd.	2,000	23,472
	Watahan & Co. Ltd.	3,100	31,158
	WDB Holdings Co. Ltd.	1,900	29,922
	Weathernews, Inc.	1,300	47,153
	Welcia Holdings Co. Ltd.	17,060	287,782
	Wellneo Sugar Co. Ltd.	2,200	34,722
	Wellnet Corp.	2,900	11,240
#	West Holdings Corp.	5,757	132,418
	Will Group, Inc.	3,100	25,405
*	WingArc1st, Inc.	3,900	74,193
#	Workman Co. Ltd.	2,300	65,750
	World Co. Ltd.	7,700	91,298
	World Holdings Co. Ltd.	2,600	52,923
#*	W-Scope Corp.	2,800	14,465
	Xebio Holdings Co. Ltd.	6,300	41,879
	Yahagi Construction Co. Ltd.	6,700	66,544
	Yakult Honsha Co. Ltd.	8,098	176,873
	YAKUODO Holdings Co. Ltd.	3,000	52,671
	YAMABIKO Corp.	9,600	107,575
	YAMADA Consulting Group Co. Ltd.	2,400	29,696
	Yamada Holdings Co. Ltd.	95,291	291,074
	Yamae Group Holdings Co. Ltd.	3,200	71,087
	Yamagata Bank Ltd.	7,399	55,859
	Yamaguchi Financial Group, Inc.	46,300	440,085
	Yamaha Corp.	11,900	261,688
	Yamaha Motor Co. Ltd.	163,800	1,548,196
	Yamaichi Electronics Co. Ltd.	5,300	75,941
	YA-MAN Ltd.	7,400	50,838
	Yamanashi Chuo Bank Ltd.	7,300	87,319
	Yamashin-Filter Corp.	5,000	11,304
	Yamatane Corp.	2,600	45,369
	Yamato Corp.	4,700	31,407
	Yamato Holdings Co. Ltd.	15,600	269,668
	Yamato Kogyo Co. Ltd.	7,000	387,476
	Yamaura Corp.	2,200	24,644
	Yamazaki Baking Co. Ltd.	6,700	158,873
	Yamazen Corp.	15,200	129,987
	Yaoko Co. Ltd.	4,900	282,719
	Yashima Denki Co. Ltd.	1,200	10,974
	Yaskawa Electric Corp.	14,900	561,526
	Yasuda Logistics Corp.	4,800	39,774
	Yellow Hat Ltd.	10,000	124,149
	Yodogawa Steel Works Ltd.	5,700	150,120
	Yokogawa Bridge Holdings Corp.	11,400	220,627
	Yokogawa Electric Corp.	8,200	161,136
	Yokohama Rubber Co. Ltd.	27,600	653,228
	Yokorei Co. Ltd.	12,100	92,048
	Yokowo Co. Ltd.	6,225	60,573
	Yondenko Corp.	2,700	64,526
	Yondoshi Holdings, Inc.	2,600	35,426
#	Yonex Co. Ltd.	8,600	69,883
	Yonkyu Co. Ltd.	800	13,342
	Yorozu Corp.	5,900	37,913
#*	Yoshimura Food Holdings KK	2,500	19,343
	Yoshinoya Holdings Co. Ltd.	9,485	211,519
	Yotai Refractories Co. Ltd.	3,800	37,505

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Yuasa Trading Co. Ltd.	4,800	$159,932
	Yukiguni Maitake Co. Ltd.	7,000	45,964
	Yurtec Corp.	10,600	83,725
	Yushin Precision Equipment Co. Ltd.	4,600	21,014
	Yushiro Chemical Industry Co. Ltd.	2,000	25,652
	Yutaka Giken Co. Ltd.	1,400	25,098
	Zaoh Co. Ltd.	800	13,577
	Zenitaka Corp.	600	18,408
	Zenkoku Hosho Co. Ltd.	10,100	375,856
	Zenrin Co. Ltd.	6,800	40,896
	Zensho Holdings Co. Ltd.	11,600	568,037
	Zeon Corp.	25,900	234,976
	ZERIA Pharmaceutical Co. Ltd.	5,100	70,632
	ZIGExN Co. Ltd.	15,100	53,995
	ZOZO, Inc.	11,300	247,430
	Zuiko Corp.	4,100	51,548
TOTAL JAPAN			342,217,967
NETHERLANDS — (4.0%)
	Aalberts NV	34,378	1,367,155
Ω	ABN AMRO Bank NV, GDR	66,861	984,019
	Acomo NV	5,752	109,374
*Ω	Adyen NV	826	1,035,958
	Aegon Ltd.	238,917	1,409,476
#	Aegon Ltd.	77,834	449,881
	Akzo Nobel NV	18,709	1,437,102
#*Ω	Alfen NV	3,346	202,344
	Allfunds Group PLC	57,580	412,802
	AMG Critical Materials NV	8,387	177,987
	Aperam SA	14,422	444,430
	Arcadis NV	17,587	965,552
	ASM International NV	3,871	2,145,438
	ASML Holding NV	1,474	1,278,825
	ASML Holding NV	16,394	14,259,733
	ASR Nederland NV	38,823	1,829,592
#*Ω	Basic-Fit NV	8,219	237,978
	BE Semiconductor Industries NV	10,184	1,530,434
	Brunel International NV	4,722	52,530
	Coca-Cola Europacific Partners PLC	17,777	1,224,640
	Corbion NV	15,896	307,816
Ω	CTP NV	10,901	186,016
	Flow Traders Ltd.	7,627	136,786
	ForFarmers NV	11,164	28,688
*	Fugro NV	30,142	556,507
	IMCD NV	10,716	1,635,698
	ING Groep NV	157,316	2,235,219
*	InPost SA	41,991	630,697
#	JDE Peet's NV	10,551	260,455
	Kendrion NV	3,805	47,321
	Koninklijke Ahold Delhaize NV	115,481	3,247,682
	Koninklijke BAM Groep NV	112,955	311,844
	Koninklijke Heijmans NV, CVA	8,443	122,148
	Koninklijke KPN NV	419,076	1,425,588
*	Koninklijke Philips NV	16,385	346,634
*	Koninklijke Philips NV	52,827	1,116,234
	Koninklijke Vopak NV	19,112	597,033
	MFE-MediaForEurope NV, Class B	22,348	80,616
	Nedap NV	1,644	112,870
	NN Group NV	43,472	1,781,840

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
NETHERLANDS — (Continued)
*	NX Filtration NV	1,334	$5,764
	OCI NV	22,127	632,035
*	Pharming Group NV	110,090	138,788
	PostNL NV	72,012	104,936
	Prosus NV	36,235	1,071,721
	Randstad NV	25,460	1,447,661
	SBM Offshore NV	41,301	525,798
#*	SIF Holding NV	1,516	17,155
Ω	Signify NV	38,471	1,153,539
	Sligro Food Group NV	4,988	77,482
	TKH Group NV	8,137	327,659
*	TomTom NV	12,235	82,843
	Universal Music Group NV	39,613	1,167,701
	Van Lanschot Kempen NV	8,800	264,947
	Wolters Kluwer NV	29,915	4,409,981
TOTAL NETHERLANDS			58,150,952
NEW ZEALAND — (0.4%)
*	a2 Milk Co. Ltd.	49,435	155,590
	Air New Zealand Ltd.	408,144	158,390
	Arvida Group Ltd.	108,843	73,563
	Auckland International Airport Ltd.	46,918	241,637
	Briscoe Group Ltd.	7,212	19,622
	Chorus Ltd.	108,198	525,942
	Comvita Ltd.	3,438	4,635
	Contact Energy Ltd.	33,824	166,701
	EBOS Group Ltd.	6,829	156,386
	Fisher & Paykel Healthcare Corp. Ltd.	16,515	238,527
	Fletcher Building Ltd.	141,414	389,808
#	Fonterra Co.-operative Group Ltd.	11,157	23,288
	Freightways Group Ltd.	37,164	191,924
#*	Gentrack Group Ltd.	5,468	21,999
	Hallenstein Glasson Holdings Ltd.	9,781	32,920
	Heartland Group Holdings Ltd.	169,469	143,660
	Infratil Ltd.	36,887	237,957
	Investore Property Ltd.	33,285	24,024
	KMD Brands Ltd.	154,764	66,185
#	Mainfreight Ltd.	7,201	315,139
#	Manawa Energy Ltd.	11,068	29,038
	Mercury NZ Ltd.	19,931	82,217
	Meridian Energy Ltd.	35,958	121,818
	Napier Port Holdings Ltd.	14,915	22,822
	NZME Ltd.	18,597	11,562
	NZX Ltd.	91,033	59,564
	Oceania Healthcare Ltd.	146,390	62,570
	PGG Wrightson Ltd.	9,143	17,351
#	Port of Tauranga Ltd.	20,843	67,828
	Rakon Ltd.	16,547	13,009
#	Restaurant Brands New Zealand Ltd.	9,175	22,591
*	Ryman Healthcare Ltd.	45,011	156,364
	Sanford Ltd.	10,430	25,663
	Scales Corp. Ltd.	27,860	56,715
*	Serko Ltd.	6,176	15,689
	Skellerup Holdings Ltd.	33,721	98,083
	SKY Network Television Ltd.	48,329	82,493
	Spark New Zealand Ltd.	107,912	350,118
	Summerset Group Holdings Ltd.	64,884	435,081
	TOWER Ltd.	119,202	44,100
#	Turners Automotive Group Ltd.	12,473	34,983

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
NEW ZEALAND — (Continued)
	Vector Ltd.	17,959	$41,154
#*	Vista Group International Ltd.	27,115	26,985
	Warehouse Group Ltd.	33,331	32,420
TOTAL NEW ZEALAND			5,098,115
NORWAY — (0.9%)
	2020 Bulkers Ltd.	3,297	44,088
	ABG Sundal Collier Holding ASA	87,249	52,300
*	Adevinta ASA	9,794	104,806
	AF Gruppen ASA	5,957	65,984
*	Akastor ASA	34,023	35,746
	Aker ASA, Class A	707	42,011
#*	Aker BioMarine ASA	2,330	10,083
#	Aker BP ASA	31,103	825,523
*	Aker Carbon Capture ASA	15,045	14,833
	Aker Solutions ASA	33,546	124,421
*	AKVA Group ASA	848	4,453
*	Archer Ltd.	134,022	12,717
*	ArcticZymes Technologies ASA	2,840	10,864
#	Arendals Fossekompani ASA	429	6,445
	Atea ASA	17,327	230,896
	Austevoll Seafood ASA	16,912	122,600
*	Axactor ASA	31,466	14,538
	B2 Impact ASA	73,842	51,524
	Bakkafrost P	2,038	113,819
	Belships ASA	22,994	47,790
*	Bluenord ASA	5,508	262,649
	Bonheur ASA	6,236	128,212
	Borr Drilling Ltd.	13,185	81,088
	Borregaard ASA	14,300	243,190
	Bouvet ASA	14,828	87,062
Ω	BW LPG Ltd.	21,670	266,697
*	Cadeler AS	11,820	54,288
*	Cloudberry Clean Energy ASA	39,489	37,828
#*Ω	Crayon Group Holding ASA	2,929	24,623
	DNB Bank ASA	43,499	845,608
Ω	Elkem ASA	63,053	130,835
Ω	Elmera Group ASA	19,682	60,287
	Elopak ASA	15,668	44,732
Ω	Entra ASA	6,404	69,893
	Equinor ASA	56,530	1,617,724
Ω	Europris ASA	32,530	243,816
	Gjensidige Forsikring ASA	2,190	35,225
	Gram Car Carriers ASA	588	12,684
#	Grieg Seafood ASA	15,674	98,411
	Hafnia Ltd.	34,118	248,101
*	Hexagon Composites ASA	19,122	42,728
*	Hexagon Purus ASA	6,563	4,942
Ω	Kid ASA	6,507	82,444
	Kitron ASA	37,227	113,310
*	Kongsberg Automotive ASA	178,061	30,145
	Leroy Seafood Group ASA	33,580	134,868
*	LINK Mobility Group Holding ASA	47,902	85,077
	Medistim ASA	2,115	42,760
	Mowi ASA	13,773	247,920
Ω	Multiconsult ASA	3,394	41,468
#*	NEL ASA	97,037	48,446
*	Nordic Semiconductor ASA	2,834	28,457
	Norsk Hydro ASA	81,489	477,566

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
#Ω	Norske Skog ASA	21,066	$72,593
*	Northern Ocean Ltd.	28,873	22,685
*	NRC Group ASA	12,819	12,752
	Odfjell Drilling Ltd.	31,663	117,396
	Odfjell Technology Ltd.	4,361	23,226
*	OKEA ASA	13,270	29,002
Ω	Okeanis Eco Tankers Corp.	3,348	97,539
	Olav Thon Eiendomsselskap ASA	2,062	38,937
	Orkla ASA	34,721	271,974
	Panoro Energy ASA	22,447	56,471
	Pareto Bank ASA	9,248	48,501
*	Pexip Holding ASA	13,572	31,916
*	PGS ASA	192,430	120,409
*	PhotoCure ASA	1,701	10,504
	Protector Forsikring ASA	15,499	277,710
	Rana Gruber ASA	2,493	18,509
#	Salmar ASA	2,515	139,636
	Sandnes Sparebank	2,270	20,777
*Ω	Scatec ASA	27,423	203,908
	Schibsted ASA, Class A	5,787	177,528
	Schibsted ASA, Class B	7,024	201,232
	Selvaag Bolig ASA	9,716	29,191
*Ω	Shelf Drilling Ltd.	39,235	111,496
*	Siem Offshore, Inc.	16,167	38,434
*	Solstad Offshore ASA	9,952	33,387
	Sparebank 1 Oestlandet	8,533	99,252
	SpareBank 1 Sorost-Norge	10,045	59,421
	SpareBank 1 SR-Bank ASA	16,681	202,296
	Sparebanken More	6,733	54,498
	Stolt-Nielsen Ltd.	7,288	272,411
	Storebrand ASA	58,957	530,092
	Subsea 7 SA	34,627	466,702
	Telenor ASA	23,953	265,383
#	TGS ASA	20,264	197,327
	TOMRA Systems ASA	10,628	106,756
#	Var Energi ASA	36,827	106,824
	Veidekke ASA	22,947	209,356
	Wilh Wilhelmsen Holding ASA, Class A	3,074	107,364
	Yara International ASA	8,340	275,659
TOTAL NORWAY			13,067,579
PORTUGAL — (0.4%)
	Altri SGPS SA	17,850	87,014
*	Banco Comercial Portugues SA, Class R	3,016,807	877,578
	Corticeira Amorim SGPS SA	7,403	75,581
	CTT-Correios de Portugal SA	18,086	71,762
	EDP - Energias de Portugal SA	142,884	637,325
	EDP Renovaveis SA	17,540	284,029
	Galp Energia SGPS SA	109,536	1,724,288
*	Greenvolt-Energias Renovaveis SA	6,021	52,493
	Ibersol SGPS SA	6,294	45,450
	Jeronimo Martins SGPS SA	21,470	488,299
	Mota-Engil SGPS SA	14,558	83,497
	Navigator Co. SA	43,542	179,418
	NOS SGPS SA	51,391	181,960
	REN - Redes Energeticas Nacionais SGPS SA	56,809	139,578
	Sonae SGPS SA	248,597	240,326
TOTAL PORTUGAL			5,168,598

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (1.1%)
	AEM Holdings Ltd.	56,600	$112,627
*	Avarga Ltd.	33,400	4,351
	Aztech Global Ltd.	57,700	35,382
*	Banyan Tree Holdings Ltd.	76,100	18,701
*††	Best World International Ltd.	29,700	37,354
	Boustead Singapore Ltd.	79,500	51,476
	BRC Asia Ltd.	25,400	34,593
	Bukit Sembawang Estates Ltd.	43,600	106,752
	Capitaland India Trust	158,786	124,110
	CapitaLand Investment Ltd.	144,700	317,658
	Centurion Corp. Ltd.	37,000	10,577
	China Aviation Oil Singapore Corp. Ltd.	71,400	46,476
	China Sunsine Chemical Holdings Ltd.	101,000	29,740
	Chuan Hup Holdings Ltd.	81,300	10,262
	City Developments Ltd.	82,300	373,542
	Civmec Ltd.	38,500	22,185
	ComfortDelGro Corp. Ltd.	290,300	301,936
*	COSCO Shipping International Singapore Co. Ltd.	312,900	31,895
	CSE Global Ltd.	79,800	23,983
	DBS Group Holdings Ltd.	100,059	2,369,926
	Delfi Ltd.	70,200	57,330
	DFI Retail Group Holdings Ltd.	60,500	120,626
	Dyna-Mac Holdings Ltd.	127,500	23,100
*††	Ezion Holdings Ltd.	982,352	0
#*††	Ezra Holdings Ltd.	190,010	0
	Far East Orchard Ltd.	40,710	30,575
	First Resources Ltd.	125,500	138,123
	Food Empire Holdings Ltd.	42,400	42,561
	Fraser & Neave Ltd.	43,400	34,614
	Frasers Property Ltd.	72,300	46,836
	Frencken Group Ltd.	94,100	90,045
	Fu Yu Corp. Ltd.	102,100	10,937
*	Gallant Venture Ltd.	52,000	5,008
	Golden Agri-Resources Ltd.	1,364,100	274,051
	Grand Venture Technology Ltd.	13,700	5,095
	Great Eastern Holdings Ltd.	8,900	116,026
	GuocoLand Ltd.	48,400	52,919
	Haw Par Corp. Ltd.	23,800	168,227
	Ho Bee Land Ltd.	39,400	50,990
	Hong Fok Corp. Ltd.	84,400	54,014
	Hong Leong Asia Ltd.	76,800	34,878
	Hong Leong Finance Ltd.	79,500	149,871
	Hongkong Land Holdings Ltd.	113,900	355,539
	Hotel Grand Central Ltd.	29,489	17,668
	Hour Glass Ltd.	49,200	56,052
	HRnetgroup Ltd.	22,900	12,137
	Hutchison Port Holdings Trust	1,065,900	159,626
*††	Hyflux Ltd.	78,700	0
	iFAST Corp. Ltd.	29,000	159,024
	ISDN Holdings Ltd.	78,382	19,190
	Japfa Ltd.	156,030	23,129
	Keppel Ltd.	105,400	560,070
	Mandarin Oriental International Ltd.	25,100	37,530
*	Marco Polo Marine Ltd.	92,400	3,494
	Metro Holdings Ltd.	98,700	36,378
	Micro-Mechanics Holdings Ltd.	10,500	13,697
#*††	Midas Holdings Ltd.	218,800	0
	Netlink NBN Trust	340,700	214,460
*	Oceanus Group Ltd.	1,247,200	6,467

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	Olam Group Ltd.	113,185	$75,216
	Oversea-Chinese Banking Corp. Ltd.	146,249	1,398,926
*	Oxley Holdings Ltd.	203,909	13,977
	Pan-United Corp. Ltd.	47,875	13,604
	Propnex Ltd.	43,800	30,450
	PSC Corp. Ltd.	88,400	21,854
	Q&M Dental Group Singapore Ltd.	53,640	9,971
	QAF Ltd.	44,382	27,111
	Riverstone Holdings Ltd.	96,800	50,353
	Samudera Shipping Line Ltd.	41,900	21,308
*	SATS Ltd.	42,732	87,248
	SBS Transit Ltd.	11,800	23,591
*	Seatrium Ltd.	6,214,662	461,210
	Sheng Siong Group Ltd.	138,000	160,252
	SIA Engineering Co. Ltd.	20,500	35,072
	Silverlake Axis Ltd.	131,900	25,527
	Sinarmas Land Ltd.	175,900	22,563
	Sing Holdings Ltd.	67,700	16,641
	Singapore Exchange Ltd.	114,300	798,115
	Singapore Land Group Ltd.	18,100	24,941
	Singapore Post Ltd.	348,700	106,425
	Singapore Telecommunications Ltd.	80,700	143,484
	Stamford Land Corp. Ltd.	162,807	48,525
	StarHub Ltd.	129,600	102,271
	Straits Trading Co. Ltd.	33,040	40,823
*††	Swiber Holdings Ltd.	23,999	0
*††	Swiber Holdings Ltd.	23,999	0
	Tuan Sing Holdings Ltd.	142,475	28,125
	UMS Holdings Ltd.	138,643	131,430
	United Overseas Bank Ltd.	92,270	1,944,917
	UOB-Kay Hian Holdings Ltd.	79,317	77,387
	UOL Group Ltd.	69,951	324,823
	Valuetronics Holdings Ltd.	117,650	53,419
	Venture Corp. Ltd.	47,300	471,229
	Vicom Ltd.	10,800	11,573
	Wee Hur Holdings Ltd.	81,000	11,957
	Wilmar International Ltd.	157,800	386,403
	Wing Tai Holdings Ltd.	92,200	84,426
	Yangzijiang Shipbuilding Holdings Ltd.	602,100	751,674
TOTAL SINGAPORE			15,280,634
SPAIN — (3.0%)
	Acciona SA	6,672	863,055
	Acerinox SA	31,635	333,977
#	ACS Actividades de Construccion y Servicios SA	39,577	1,561,728
Ω	Aedas Homes SA	2,448	46,802
Ω	Aena SME SA	6,959	1,231,097
	Alantra Partners SA	3,441	33,301
	Almirall SA	11,282	107,020
	Amadeus IT Group SA	34,707	2,432,279
*	Amper SA	224,950	19,894
	Applus Services SA	37,672	455,325
	Atresmedia Corp. de Medios de Comunicacion SA	23,445	94,233
*	Audax Renovables SA	7,635	10,797
	Banco Bilbao Vizcaya Argentaria SA	654,459	6,125,367
	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	80,172	748,005
	Banco de Sabadell SA	1,450,582	1,882,763
	Banco Santander SA	849,458	3,414,022
	Bankinter SA	167,459	1,033,912

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SPAIN — (Continued)
	CaixaBank SA	254,731	$1,086,170
Ω	Cellnex Telecom SA	15,648	602,094
	CIE Automotive SA	12,006	316,752
	Construcciones y Auxiliar de Ferrocarriles SA	4,660	167,483
	Corp. ACCIONA Energias Renovables SA	5,691	147,881
*	Distribuidora Internacional de Alimentacion SA	2,593,317	33,609
	Ebro Foods SA	13,991	232,494
*	eDreams ODIGEO SA	6,176	46,913
	Elecnor SA	9,837	201,306
	Enagas SA	38,407	625,258
	Ence Energia y Celulosa SA	24,877	78,657
	Endesa SA	29,283	580,153
	Ercros SA	25,202	67,319
	Faes Farma SA	73,354	241,054
	Ferrovial SE	10,454	398,667
	Fluidra SA	9,936	215,107
Ω	Gestamp Automocion SA	47,209	156,596
Ω	Global Dominion Access SA	20,282	78,362
*	Grenergy Renovables SA	1,444	50,377
	Grupo Catalana Occidente SA	8,262	296,132
	Grupo Empresarial San Jose SA	5,655	25,185
	Iberdrola SA	144,844	1,744,061
	Iberdrola SA	2,497	30,155
	Iberpapel Gestion SA	1,804	35,153
	Indra Sistemas SA	35,697	633,773
	Industria de Diseno Textil SA	49,633	2,122,176
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	38,862	40,627
	Mapfre SA	243,918	537,086
*	Melia Hotels International SA	30,644	207,339
	Naturgy Energy Group SA	13,848	372,895
Ω	Neinor Homes SA	7,095	79,998
*	Obrascon Huarte Lain SA	101,127	44,305
*	Oryzon Genomics SA	4,693	9,737
	Pharma Mar SA	846	35,315
	Prim SA	748	8,347
*	Promotora de Informaciones SA, Class A	63,603	19,858
Ω	Prosegur Cash SA	79,580	43,255
	Prosegur Compania de Seguridad SA	51,711	97,846
	Realia Business SA	45,114	51,411
	Redeia Corp. SA	42,373	705,092
	Repsol SA	273,915	4,045,254
	Sacyr SA	105,427	347,565
	Sacyr SA	2,108	6,962
*	Solaria Energia y Medio Ambiente SA	14,719	217,313
Ω	Talgo SA	6,527	29,503
*	Tecnicas Reunidas SA	7,834	65,805
	Telefonica SA, Sponsored ADR	3,907	15,980
	Telefonica SA	948,346	3,858,662
	Tubacex SA	3,302	12,157
Ω	Unicaja Banco SA	333,084	318,476
	Vidrala SA	5,729	574,220
	Viscofan SA	9,526	557,724
TOTAL SPAIN			42,909,196
SWEDEN — (3.3%)
	AAK AB	5,800	130,721
Ω	AcadeMedia AB	27,638	150,925
	AddLife AB, Class B	25,340	273,127
	Addnode Group AB	22,472	201,260

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	AddTech AB, Class B	20,999	$433,203
	AFRY AB	16,667	230,157
	Alfa Laval AB	4,353	159,724
Ω	Alimak Group AB	10,793	95,117
	Alleima AB	50,748	336,903
	Alligo AB, Class B	4,954	62,908
Ω	Ambea AB	21,093	107,089
#*	Annehem Fastigheter AB, Class B	11,599	21,141
	AQ Group AB	2,513	131,330
	Arise AB	5,327	23,283
	Arjo AB, Class B	60,239	281,954
	Assa Abloy AB, Class B	20,072	550,489
	Atlas Copco AB, Class A	116,779	1,863,724
	Atlas Copco AB, Class B	68,658	950,773
	Atrium Ljungberg AB, Class B	5,609	112,043
*Ω	Attendo AB	34,741	135,914
#	Avanza Bank Holding AB	20,935	420,531
	Axfood AB	9,517	240,484
	Beijer Alma AB	11,022	194,207
#	Beijer Ref AB	16,276	221,598
	Bergman & Beving AB	6,396	111,750
*	Besqab AB	3,105	9,633
#*	BHG Group AB	26,207	42,618
	Bilia AB, Class A	24,321	294,026
	Billerud Aktiebolag	36,381	323,503
	BioGaia AB, Class B	9,555	103,048
*	BioInvent International AB	5,887	9,204
	Biotage AB	6,338	90,086
	Boliden AB	40,813	1,083,286
#*	Bonava AB, Class B	21,002	23,679
Ω	Bravida Holding AB	35,681	270,559
	Bufab AB	6,703	237,397
	Bulten AB	2,966	20,700
	Bure Equity AB	16,196	462,580
*	Byggfakta Group Nordic Holdco AB	8,527	37,815
*	Byggmax Group AB	17,498	60,636
*	Camurus AB	2,474	122,649
*	Castellum AB	17,357	223,452
	Catella AB	11,852	34,486
	Catena AB	4,122	175,748
*	Cavotec SA	8,277	11,285
	Cellavision AB	2,034	39,362
	Cibus Nordic Real Estate AB publ	4,254	50,122
	Clas Ohlson AB, Class B	11,944	169,970
	Cloetta AB, Class B	51,405	92,527
	Concentric AB	9,782	160,771
Ω	Coor Service Management Holding AB	24,001	101,131
	Corem Property Group AB, Class B	78,647	79,238
	Corem Property Group AB, Class D	592	10,664
	CTT Systems AB	1,306	31,523
	Dios Fastigheter AB	16,550	128,371
Ω	Dometic Group AB	50,610	402,750
*Ω	Dustin Group AB	10,360	11,577
	Eastnine AB	4,136	66,483
	Elanders AB, Class B	5,135	49,546
*	Electrolux AB, Class B	24,833	232,288
	Electrolux Professional AB, Class B	43,782	232,633
	Elekta AB, Class B	43,660	329,446
*	Embracer Group AB	18,624	35,543

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
*	Enea AB	4,184	$21,445
	Eolus Vind AB, Class B	3,142	25,299
	Epiroc AB, Class A	28,410	501,969
	Epiroc AB, Class B	15,974	249,065
	Essity AB, Class A	2,596	61,578
	Essity AB, Class B	43,193	1,014,314
	Ework Group AB	1,237	17,299
	Fabege AB	26,425	247,494
	Fagerhult Group AB	11,874	75,629
*	Fastighets AB Balder, Class B	33,385	221,586
*	Fastighets AB Trianon	3,168	4,869
#	FastPartner AB, Class A	5,997	37,829
	Fenix Outdoor International AG	737	52,609
	Fortnox AB	60,439	333,217
	G5 Entertainment AB	1,981	30,800
	Getinge AB, Class B	12,593	269,202
	Granges AB	35,818	355,159
*Ω	Green Landscaping Group AB	2,230	15,261
#	H & M Hennes & Mauritz AB, Class B	36,343	512,754
	Hanza AB	4,087	31,081
	Heba Fastighets AB, Class B	5,434	17,062
	Hemnet Group AB	10,826	292,278
	Hexagon AB, Class B	46,651	509,130
#	Hexatronic Group AB	24,715	51,843
	Hexpol AB	34,718	397,401
#	HMS Networks AB	5,671	249,496
*Ω	Hoist Finance AB	17,540	58,353
	Holmen AB, Class B	8,874	349,718
	Hufvudstaden AB, Class A	10,574	136,731
*	Humana AB	4,320	10,876
	Husqvarna AB, Class A	4,789	37,334
	Husqvarna AB, Class B	39,040	303,689
	IAR Systems Group AB	876	10,808
	Indutrade AB	22,602	549,095
	Instalco AB	38,758	154,981
#	Intrum AB	14,527	85,893
	INVISIO AB	3,171	61,547
	Inwido AB	18,346	224,104
	ITAB Shop Concept AB	2,085	2,725
#	JM AB	22,287	362,919
	Kabe Group AB, Class B	753	23,407
*	Karnov Group AB	16,752	90,448
#*	K-fast Holding AB	6,202	14,417
	KNOW IT AB	5,488	73,800
	Lagercrantz Group AB, Class B	33,877	442,899
	Lifco AB, Class B	15,390	371,313
	Lime Technologies AB	2,519	82,110
	Lindab International AB	13,064	248,068
	Loomis AB	19,314	528,778
*	Maha Energy AB	6,393	5,306
*	Medcap AB	2,064	75,213
	MEKO AB	12,167	123,196
	Micro Systemation AB, Class B	4,122	24,086
*	Midsona AB, Class B	14,238	11,104
*	Millicom International Cellular SA, SDR	35,217	604,131
	MIPS AB	1,550	51,493
*	Modern Times Group MTG AB, Class B	21,764	166,582
	Momentum Group AB	4,954	64,824
Ω	Munters Group AB	21,898	349,519

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Mycronic AB	11,325	$314,992
	NCAB Group AB	29,475	190,631
	NCC AB, Class B	19,436	248,199
	Nederman Holding AB	4,601	80,837
*	Net Insight AB, Class B	65,449	33,339
	New Wave Group AB, Class B	22,744	201,998
#	Nibe Industrier AB, Class B	20,134	120,304
*	Nobia AB	32,265	34,255
	Nordic Paper Holding AB	7,183	30,679
	Nordic Waterproofing Holding AB	7,292	117,996
	Nordnet AB publ	17,294	272,131
*	Norion Bank AB	15,590	61,738
*	Norva24 Group AB	4,598	12,067
*	Note AB	4,162	58,827
	NP3 Fastigheter AB	6,024	118,678
	Nyfosa AB	22,614	202,268
	OEM International AB, Class B	15,928	150,525
#*	Orron Energy ab	45,835	31,527
*	OX2 AB	18,936	90,097
	Pandox AB	13,390	183,607
	Peab AB, Class B	58,309	287,868
	Platzer Fastigheter Holding AB, Class B	8,730	71,117
	Prevas AB, Class B	1,295	14,964
	Proact IT Group AB	5,913	52,905
	Probi AB	444	8,726
	Ratos AB, Class B	69,755	229,933
*	RaySearch Laboratories AB	3,756	33,003
	Rejlers AB	2,814	33,099
Ω	Resurs Holding AB	28,631	39,345
	Rottneros AB	22,228	27,112
	Rvrc Holding AB	6,534	39,750
	Sagax AB, Class B	10,218	248,311
#	Samhallsbyggnadsbolaget i Norden AB	68,347	31,316
	Samhallsbyggnadsbolaget i Norden AB, Class D	6,917	3,841
	Sandvik AB	53,575	1,125,926
	Scandi Standard AB	16,388	99,947
*Ω	Scandic Hotels Group AB	33,978	156,542
*	Sdiptech AB, Class B	6,125	152,015
	Sectra AB, Class B	19,906	370,778
	Securitas AB, Class B	48,114	467,382
*	Sedana Medical AB	11,084	22,838
	Sensys Gatso Group AB	1,664	11,741
	Serneke Group AB	2,074	4,992
*Ω	Sinch AB	119,068	365,658
*	Sivers Semiconductors AB	39,076	19,642
	Skandinaviska Enskilda Banken AB, Class A	89,922	1,277,084
	Skandinaviska Enskilda Banken AB, Class C	1,001	14,594
#	Skanska AB, Class B	26,347	456,846
	SKF AB, Class A	3,129	62,331
	SKF AB, Class B	43,109	849,468
	SkiStar AB	8,433	105,920
	Solid Forsakring AB	2,863	15,981
	SSAB AB, Class A	43,618	339,418
	SSAB AB, Class B	163,068	1,245,798
*	Stendorren Fastigheter AB	1,726	31,013
*	Stillfront Group AB	138,659	143,698
	Storskogen Group AB, Class B	350,706	242,093
	Svenska Cellulosa AB SCA, Class A	2,088	28,483
	Svenska Cellulosa AB SCA, Class B	33,977	462,560

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Svenska Handelsbanken AB, Class A	50,268	$541,906
#	Svenska Handelsbanken AB, Class B	1,480	19,785
	Sweco AB, Class B	17,307	202,869
	Swedbank AB, Class A	30,198	615,374
	Synsam AB	2,857	12,710
	Systemair AB	21,375	153,549
	Tele2 AB, Class B	101,501	865,404
#	Telefonaktiebolaget LM Ericsson, Class A	4,764	26,254
	Telefonaktiebolaget LM Ericsson, Class B	277,206	1,536,685
#	Telia Co. AB	371,633	958,505
	Tethys Oil AB	7,238	28,519
*	TF Bank AB	1,358	22,757
Ω	Thule Group AB	13,213	336,206
	Trelleborg AB, Class B	24,741	753,046
	Troax Group AB	7,157	155,483
*	Truecaller AB, Class B	44,708	132,189
	VBG Group AB, Class B	5,432	133,660
	Vitec Software Group AB, Class B	3,467	192,577
	Volati AB	5,178	56,565
	Volvo AB, Class A	23,046	566,589
	Volvo AB, Class B	159,032	3,811,253
#*	Volvo Car AB, Class B	57,015	148,638
#	Wallenstam AB, Class B	32,746	164,377
	Wihlborgs Fastigheter AB	30,534	272,963
	XANO Industri AB, Class B	1,406	10,787
*	XSpray Pharma AB	4,260	15,068
TOTAL SWEDEN			48,078,277
SWITZERLAND — (6.0%)
	ABB Ltd.	123,672	5,232,785
	Accelleron Industries AG	19,891	636,510
	Adecco Group AG	43,855	1,896,424
#	Alcon, Inc.	43,142	3,241,415
	Allreal Holding AG	4,218	750,261
	ALSO Holding AG	1,733	507,364
*	Aluflexpack AG	751	6,902
*	ams-OSRAM AG	225,318	527,343
	APG SGA SA	309	67,725
	Arbonia AG	12,959	150,058
*	Aryzta AG	227,600	408,514
	Ascom Holding AG	7,386	62,984
#*	Autoneum Holding AG	1,346	200,005
	Baloise Holding AG	11,819	1,887,980
	Banque Cantonale de Geneve	572	156,682
	Banque Cantonale Vaudoise	6,683	855,667
*	Basilea Pharmaceutica AG	1,686	66,099
	Belimo Holding AG	1,677	781,967
	Bell Food Group AG	588	172,409
	Bellevue Group AG	2,601	71,236
	Berner Kantonalbank AG	1,225	341,734
	BKW AG	3,526	560,170
	Bossard Holding AG, Class A	1,540	368,531
	Bucher Industries AG	2,279	965,308
	Burckhardt Compression Holding AG	746	417,363
	Burkhalter Holding AG	1,011	103,133
	Bystronic AG	311	155,830
	Calida Holding AG	1,402	44,659
	Carlo Gavazzi Holding AG	117	42,435
	Cembra Money Bank AG	8,151	628,458

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
*	Cicor Technologies Ltd.	650	$37,283
	Cie Financiere Tradition SA	43	5,963
	Clariant AG	59,328	759,498
	Coltene Holding AG	985	64,854
	Comet Holding AG	1,700	560,513
	COSMO Pharmaceuticals NV	528	39,148
	Daetwyler Holding AG	1,570	319,230
	DKSH Holding AG	9,959	696,879
#*	DocMorris AG	425	39,649
	dormakaba Holding AG	633	317,095
	DSM-Firmenich AG	6,878	727,214
	EFG International AG	26,058	334,624
	Emmi AG	550	576,193
	EMS-Chemie Holding AG	185	139,659
	Energiedienst Holding AG	1,358	63,039
	Feintool International Holding AG	2,163	44,543
	Flughafen Zurich AG	5,515	1,137,888
	Forbo Holding AG	269	316,282
	Fundamenta Real Estate AG	2,077	41,021
Ω	Galenica AG	13,918	1,227,324
*	GAM Holding AG	19,778	8,446
	Geberit AG	2,995	1,724,006
	Georg Fischer AG	19,911	1,332,613
	Givaudan SA	409	1,700,841
	Glarner Kantonalbank	403	10,698
*	Gurit Holding AG, Class BR	995	86,676
	Helvetia Holding AG	10,494	1,515,548
	Hiag Immobilien Holding AG	811	71,249
	Huber & Suhner AG	4,651	333,583
	Hypothekarbank Lenzburg AG	14	70,780
	Implenia AG	2,557	90,777
	Inficon Holding AG	411	623,847
	Interroll Holding AG	137	400,148
	Intershop Holding AG	192	137,757
	Investis Holding SA	821	94,046
	IVF Hartmann Holding AG	71	9,135
	Julius Baer Group Ltd.	38,336	2,087,065
	Jungfraubahn Holding AG	1,339	263,357
	Kardex Holding AG	1,672	424,659
	Komax Holding AG	1,037	199,414
*	Kudelski SA	5,386	7,770
	Kuehne & Nagel International AG	5,313	1,800,467
	Landis+Gyr Group AG	6,063	497,145
	LEM Holding SA	140	319,442
	Liechtensteinische Landesbank AG	3,467	275,366
#	Logitech International SA	12,556	1,051,162
	Luzerner Kantonalbank AG	5,296	440,686
Ω	Medacta Group SA	1,640	245,430
Ω	Medmix AG	2,776	55,419
	Meier Tobler Group AG	1,442	62,098
	Metall Zug AG, Class B	50	83,636
	Mikron Holding AG	3,174	61,401
	Mobilezone Holding AG	10,259	157,549
	Mobimo Holding AG	1,960	579,059
	Novavest Real Estate AG	464	18,787
	OC Oerlikon Corp. AG	40,937	178,397
	Orell Fuessli AG	122	10,400
	Orior AG	1,837	141,842
	Partners Group Holding AG	2,198	2,965,487

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
*	Phoenix Mecano AG	160	$85,443
	Plazza AG, Class A	201	71,730
*Ω	PolyPeptide Group AG	3,309	60,738
	PSP Swiss Property AG	7,189	956,835
	Rieter Holding AG	774	81,434
	Romande Energie Holding SA	1,298	82,689
	Schindler Holding AG	2,655	631,998
	Schweiter Technologies AG	248	136,061
*Ω	Sensirion Holding AG	1,883	156,699
	SFS Group AG	4,562	547,712
	SGS SA	13,500	1,247,479
	SIG Group AG	55,429	1,160,251
	Sika AG	3,907	1,078,558
	Softwareone Holding AG	19,298	361,694
	Sonova Holding AG	5,138	1,642,087
	St Galler Kantonalbank AG	842	487,297
	Stadler Rail AG	10,785	344,275
	Straumann Holding AG	6,363	966,548
	Sulzer AG	5,190	501,366
	Swatch Group AG	3,656	858,278
	Swatch Group AG	8,060	366,722
	Swiss Life Holding AG	3,161	2,270,003
	Swiss Prime Site AG	18,534	1,877,223
	Swiss Re AG	32,650	3,738,439
*	Swiss Steel Holding AG	98,106	9,955
	Swisscom AG	5,450	3,260,645
	Swissquote Group Holding SA	2,430	609,864
	Temenos AG	12,195	1,241,090
	Thurgauer Kantonalbank	103	14,185
	TX Group AG	707	106,493
	u-blox Holding AG	1,562	153,946
#*	UBS Group AG	142,505	4,262,681
	Valiant Holding AG	4,404	527,469
	Varia U.S. Properties AG	255	11,132
Ω	VAT Group AG	4,084	1,901,220
	Vaudoise Assurances Holding SA	285	144,692
	Vetropack Holding AG	3,434	149,386
	Vontobel Holding AG	7,839	516,348
	VP Bank AG, Class A	873	93,975
	VZ Holding AG	3,197	376,637
*	V-ZUG Holding AG	608	42,651
	Walliser Kantonalbank	547	69,050
	Warteck Invest AG	23	48,820
	Ypsomed Holding AG	528	186,378
	Zehnder Group AG	2,871	171,100
	Zug Estates Holding AG, Class B	72	138,479
	Zuger Kantonalbank AG	31	276,208
	Zurich Insurance Group AG	6,930	3,521,060
TOTAL SWITZERLAND			86,437,061
UNITED KINGDOM — (10.3%)
	3i Group PLC	124,580	3,899,969
	4imprint Group PLC	6,356	435,856
	abrdn PLC	386,887	823,076
*	Accesso Technology Group PLC	4,676	32,462
	Accrol Group Holdings PLC	46,334	20,522
*	Accsys Technologies PLC	400	301
	Admiral Group PLC	30,183	959,733
	Advanced Medical Solutions Group PLC	30,930	82,419

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	AG Barr PLC	14,269	$102,523
Ω	Airtel Africa PLC	222,869	316,516
	AJ Bell PLC	63,788	255,071
Ω	Alfa Financial Software Holdings PLC	26,671	58,120
	Alliance Pharma PLC	86,713	41,095
	Antofagasta PLC	23,597	514,302
	Argentex Group PLC	13,996	9,748
*	Ascential PLC	68,320	263,152
	Ashmore Group PLC	70,129	187,718
	Ashtead Group PLC	41,381	2,705,982
	Ashtead Technology Holdings PLC	2,973	24,756
#*	ASOS PLC	16,333	76,288
	Associated British Foods PLC	24,575	727,895
	Atalaya Mining PLC	8,330	36,575
*	Auction Technology Group PLC	9,177	63,358
Ω	Auto Trader Group PLC	135,263	1,244,403
	Aviva PLC	202,888	1,107,479
	Avon Rubber PLC	5,053	59,648
	B&M European Value Retail SA	180,653	1,183,949
Ω	Bakkavor Group PLC	44,106	53,143
	Balfour Beatty PLC	134,293	564,716
	Bank of Georgia Group PLC	10,615	509,218
	Barclays PLC, Sponsored ADR	175,307	1,321,815
	Barclays PLC	561,593	1,043,624
	Barratt Developments PLC	190,199	1,296,269
	Beazley PLC	81,922	563,915
	Begbies Traynor Group PLC	24,378	33,802
	Bellway PLC	32,008	1,115,227
	Berkeley Group Holdings PLC	15,973	967,266
	Bloomsbury Publishing PLC	22,292	132,772
	Bodycote PLC	39,651	319,710
#*	boohoo Group PLC	161,715	74,350
	Braemar PLC	6,415	22,865
Ω	Bridgepoint Group PLC	8,238	28,054
	Britvic PLC	66,773	744,271
	Brooks Macdonald Group PLC	872	20,306
	BT Group PLC	1,213,821	1,719,658
	Bunzl PLC	17,110	695,346
	Burberry Group PLC	42,847	705,772
	Burford Capital Ltd.	34,386	523,832
	Bytes Technology Group PLC	53,502	444,153
*	Capita PLC	246,986	59,397
	Capital Ltd.	16,318	17,717
	Capricorn Energy PLC	34,022	62,441
*	Card Factory PLC	89,847	105,982
*	Carnival PLC	2,137	32,107
	Castings PLC	2,310	10,555
	Centamin PLC	466,460	568,253
	Central Asia Metals PLC	34,294	71,954
	Centrica PLC	1,548,758	2,710,403
	Chesnara PLC	35,000	116,486
	Clarkson PLC	3,948	177,743
	Close Brothers Group PLC	42,380	291,302
Ω	CMC Markets PLC	18,203	31,318
	Coats Group PLC	239,436	217,552
	Coca-Cola HBC AG	14,108	414,729
	Compass Group PLC	47,501	1,308,350
	Computacenter PLC	18,532	677,053
Ω	ConvaTec Group PLC	138,322	420,966

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Costain Group PLC	44,472	$38,275
	Cranswick PLC	10,939	557,569
	Crest Nicholson Holdings PLC	56,795	150,061
	Croda International PLC	6,951	420,707
	Currys PLC	290,256	181,479
	CVS Group PLC	10,309	220,067
*	Darktrace PLC	32,517	140,994
*	De La Rue PLC	29,105	32,106
*Ω	Deliveroo PLC	148,363	220,293
	DFS Furniture PLC	59,849	87,696
	Diploma PLC	15,330	631,929
*	Direct Line Insurance Group PLC	240,056	512,268
	DiscoverIE Group PLC	11,680	115,311
	Domino's Pizza Group PLC	65,706	290,173
	dotdigital group PLC	39,477	48,828
	Dowlais Group PLC	244,673	279,493
	Dr Martens PLC	41,731	46,987
	Drax Group PLC	119,759	771,350
	DS Smith PLC	368,517	1,313,981
	Dunelm Group PLC	27,163	374,170
	EKF Diagnostics Holdings PLC	13,524	5,169
*	Elementis PLC	118,608	212,567
	Essentra PLC	12,862	28,179
	Experian PLC	64,124	2,668,994
	FDM Group Holdings PLC	19,916	116,923
	Fintel PLC	1,843	5,864
	Firstgroup PLC	192,568	405,438
	Foresight Group Holdings Ltd.	2,050	11,775
Ω	Forterra PLC	41,775	87,242
	Foxtons Group PLC	72,752	50,837
*	Frasers Group PLC	34,478	352,761
	Fresnillo PLC	31,468	210,479
*	Fund Technologies PLC	1,086	17,257
*Ω	Funding Circle Holdings PLC	25,584	9,703
	Future PLC	17,640	158,075
	Galliford Try Holdings PLC	15,015	47,003
	Games Workshop Group PLC	7,847	982,915
	Gamma Communications PLC	10,673	161,432
	GB Group PLC	44,810	159,547
	Genuit Group PLC	46,982	251,255
	Gooch & Housego PLC	3,221	25,783
	Grafton Group PLC	48,120	591,362
	Grainger PLC	186,744	620,155
*	Greencore Group PLC	107,052	138,151
	Greggs PLC	27,506	926,548
*	Griffin Mining Ltd.	19,064	23,531
*Ω	Gym Group PLC	42,913	57,820
	H&T Group PLC	5,751	27,092
	Haleon PLC	129,917	527,692
	Halfords Group PLC	61,392	138,845
	Halma PLC	14,515	401,762
	Harbour Energy PLC	72,408	254,488
	Hargreaves Lansdown PLC	81,563	787,035
	Harworth Group PLC	29,008	49,048
	Hays PLC	282,304	351,287
	Headlam Group PLC	17,304	45,182
	Helical PLC	31,554	81,678
*	Helios Towers PLC	122,612	122,554
	Henry Boot PLC	23,100	55,352

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Hill & Smith PLC	11,986	$283,716
	Hilton Food Group PLC	13,745	136,386
	Hiscox Ltd.	61,121	802,188
*	Hochschild Mining PLC	65,540	86,168
	Hollywood Bowl Group PLC	40,942	155,019
*Ω	Hostelworld Group PLC	14,765	27,027
	Howden Joinery Group PLC	144,152	1,459,810
	HSBC Holdings PLC	120,743	942,725
	HSBC Holdings PLC, Sponsored ADR	182,897	7,193,339
	Hunting PLC	37,908	157,424
Ω	Ibstock PLC	78,989	152,874
	IDOX PLC	36,520	30,977
	IG Group Holdings PLC	70,696	635,284
	IMI PLC	58,131	1,232,938
	Impax Asset Management Group PLC	13,139	90,333
	Inchcape PLC	83,286	717,155
*	Indivior PLC	42,059	737,225
	Informa PLC	99,345	975,724
	IntegraFin Holdings PLC	46,311	172,709
	InterContinental Hotels Group PLC, ADR	6,252	595,548
	InterContinental Hotels Group PLC	4,909	465,140
	Intermediate Capital Group PLC	34,523	778,332
*	International Distributions Services PLC	179,300	626,904
	International Personal Finance PLC	63,898	97,343
	Intertek Group PLC	26,642	1,512,218
	Investec PLC	139,965	911,244
	iomart Group PLC	19,352	36,098
	IP Group PLC	270,619	178,811
#*	IQE PLC	161,132	40,612
	ITV PLC	727,811	551,288
*	IWG PLC	172,701	409,265
	J Sainsbury PLC	349,426	1,192,996
*	James Fisher & Sons PLC	11,386	48,848
	James Halstead PLC	27,189	67,813
	JD Sports Fashion PLC	435,170	643,057
*	John Wood Group PLC	157,980	313,201
	Johnson Matthey PLC	33,739	693,535
	Johnson Service Group PLC	88,685	164,423
	Jupiter Fund Management PLC	134,713	134,851
*Ω	Just Eat Takeaway.com NV	13,697	206,302
	Just Group PLC	234,171	252,324
	Kainos Group PLC	15,540	225,551
	Keller Group PLC	20,496	227,031
	Keywords Studios PLC	1,374	28,733
*	Kier Group PLC	140,268	227,184
*	Kin & Carta PLC	20,775	35,718
	Kingfisher PLC	398,610	1,108,265
	Kitwave Group PLC	8,783	30,629
	Lancashire Holdings Ltd.	47,831	367,516
	Learning Technologies Group PLC	24,752	25,246
	Legal & General Group PLC	496,142	1,595,812
*	Liberty Global PLC, Class C	2	42
	Liontrust Asset Management PLC	10,623	83,849
	Lloyds Banking Group PLC	2,797,938	1,499,850
	Lloyds Banking Group PLC, ADR	209,737	442,545
	London Investment Group PLC	4,016	18,181
	London Stock Exchange Group PLC	9,784	1,106,739
	LSL Property Services PLC	22,137	73,996
Ω	Luceco PLC	10,473	18,244

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	M&G PLC	394,366	$1,115,017
	Macfarlane Group PLC	21,157	33,862
	Man Group PLC	357,987	1,070,296
	Marks & Spencer Group PLC	350,405	1,094,768
	Marshalls PLC	23,592	83,716
	Me Group International PLC	60,797	97,690
	Mears Group PLC	31,839	138,464
	Melrose Industries PLC	227,159	1,693,127
#*	Metro Bank Holdings PLC	28,971	13,123
	Midwich Group PLC	5,962	28,553
	MJ Gleeson PLC	11,531	68,460
	Mobico Group PLC	129,583	140,224
	Mondi PLC	78,665	1,409,655
	Moneysupermarket.com Group PLC	120,160	387,698
*	Moonpig Group PLC	15,862	33,564
	Morgan Advanced Materials PLC	61,398	210,275
	Morgan Sindall Group PLC	10,265	293,559
	Mortgage Advice Bureau Holdings Ltd.	1,931	20,815
*	Motorpoint group PLC	15,378	20,398
	Mountview Estates PLC	2	241
	MP Evans Group PLC	1,204	11,587
*	N Brown Group PLC	49,125	11,078
	National Grid PLC	7,122	94,860
	National Grid PLC, Sponsored ADR	18,410	1,243,261
	NatWest Group PLC	287,827	812,288
	NatWest Group PLC, Sponsored ADR	83,259	476,241
	NCC Group PLC	28,823	44,179
	Next 15 Group PLC	19,039	219,201
	Next PLC	10,162	1,084,860
*	Nexxen International Ltd.	1,896	4,921
*	Nexxen International Ltd., ADR	1,480	7,430
	Ninety One PLC	73,638	163,986
	Norcros PLC	20,097	48,264
*	Ocado Group PLC	27,054	185,317
*Ω	On the Beach Group PLC	12,306	23,216
	OSB Group PLC	100,403	571,321
	Oxford Instruments PLC	8,305	232,169
	Pagegroup PLC	87,430	507,875
	Pan African Resources PLC	431,786	98,368
	Paragon Banking Group PLC	68,444	609,602
	PayPoint PLC	6,279	43,526
	Pearson PLC	64,785	794,768
	Pearson PLC, Sponsored ADR	33,717	412,022
*	Pendragon PLC	281,205	129,250
	Pennon Group PLC	36,286	323,073
	Persimmon PLC	41,750	768,956
*	Petra Diamonds Ltd.	33,481	22,811
*	Petrofac Ltd.	69,767	27,016
	Pets at Home Group PLC	91,835	325,245
	Pharos Energy PLC	70,803	19,232
	Phoenix Group Holdings PLC	80,490	513,899
*	Phoenix Spree Deutschland Ltd.	6,073	13,719
	Plus500 Ltd.	23,923	541,063
	Polar Capital Holdings PLC	14,707	84,528
	Porvair PLC	6,060	50,626
	PPHE Hotel Group Ltd.	2,964	46,217
	Premier Foods PLC	243,135	435,976
	Prudential PLC, ADR	46,291	957,298
	Prudential PLC	24,945	256,249

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
*	PureTech Health PLC	36,657	$91,928
	PZ Cussons PLC	43,309	73,111
Ω	Quilter PLC	363,867	483,219
	Rathbones Group PLC	11,425	238,994
*††	Raven Property Group Ltd.	60,364	0
	Reach PLC	104,023	81,144
	Record PLC	26,576	23,593
	Redde Northgate PLC	75,375	338,440
	Redrow PLC	111,878	849,883
	RELX PLC, Sponsored ADR	59,464	2,458,822
	RELX PLC	22,194	915,486
	Renew Holdings PLC	12,508	139,521
*	Renewi PLC	18,912	140,434
	Renishaw PLC	2,911	128,744
*	Renold PLC	42,813	22,591
	Rentokil Initial PLC	101,792	524,203
	RHI Magnesita NV	1,401	59,328
	Ricardo PLC	4,659	25,165
	Rightmove PLC	180,425	1,276,899
	Rio Tinto PLC	30,742	2,127,943
	Robert Walters PLC	12,249	67,820
*	Rolls-Royce Holdings PLC	459,734	1,745,357
	Rotork PLC	125,868	496,185
	RS Group PLC	57,181	566,604
	RWS Holdings PLC	35,093	106,025
	S&U PLC	1,297	33,756
*	S4 Capital PLC	33,714	18,799
Ω	Sabre Insurance Group PLC	28,035	54,782
*	Saga PLC	26,877	46,463
	Sage Group PLC	48,354	719,891
*	Savannah Energy PLC	40,848	13,589
	Savills PLC	32,429	414,234
	Schroders PLC	75,944	388,537
	Secure Trust Bank PLC	2,756	24,331
	Senior PLC	65,958	132,052
	Severfield PLC	80,969	61,087
	Severn Trent PLC	25,231	829,369
*	SIG PLC	196,538	81,542
*	Sigmaroc PLC	28,142	23,228
	Sirius Real Estate Ltd.	203,009	233,150
	Smart Metering Systems PLC	17,450	210,444
#	Smith & Nephew PLC, Sponsored ADR	14,892	417,423
	Smith & Nephew PLC	16,919	236,612
	Smiths Group PLC	29,601	606,632
	Smiths News PLC	21,046	12,857
	Softcat PLC	30,774	561,723
*	SolGold PLC	232,098	23,058
	Spectris PLC	8,456	393,656
	Speedy Hire PLC	139,589	49,880
	Spirax-Sarco Engineering PLC	3,305	415,970
	Spirent Communications PLC	86,201	128,591
	SSE PLC	37,518	799,056
*	SSP Group PLC	163,354	464,900
	St. James's Place PLC	28,313	233,081
	Standard Chartered PLC	221,197	1,671,705
	SThree PLC	29,115	150,656
	Strix Group PLC	42,390	38,683
*††	Studio Retail Group PLC	18,658	0
	STV Group PLC	5,073	12,088

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
*	Synthomer PLC	24,718	$49,354
	Tate & Lyle PLC	47,880	377,815
	Tatton Asset Management PLC	2,837	19,079
	Taylor Wimpey PLC	794,458	1,483,247
	TBC Bank Group PLC	9,436	348,051
	TClarke PLC	6,189	10,107
	Team Internet Group PLC	10,824	18,886
	Telecom Plus PLC	15,249	280,220
	Tesco PLC	602,611	2,183,633
*	THG PLC	168,226	140,277
Ω	TI Fluid Systems PLC	67,241	121,937
	Topps Tiles PLC	31,329	17,880
	TP ICAP Group PLC	211,079	500,101
*Ω	Trainline PLC	2,803	11,728
	Travis Perkins PLC	59,847	596,956
	TT Electronics PLC	41,827	77,200
	Tyman PLC	41,026	158,940
	Ultimate Products PLC	9,149	17,852
	Unilever PLC, Sponsored ADR	84,118	4,095,705
	United Utilities Group PLC	58,659	790,064
	Vanquis Banking Group PLC	62,452	93,433
	Vertu Motors PLC	95,932	80,130
	Vesuvius PLC	54,235	326,554
	Victrex PLC	8,524	146,769
	Videndum PLC	10,334	43,002
	Virgin Money U.K. PLC	292,272	577,258
	Vistry Group PLC	92,148	1,165,608
	Vodafone Group PLC	2,356,828	2,003,635
	Volex PLC	16,976	68,013
	Volution Group PLC	25,931	141,970
	Vp PLC	2,866	21,689
*Ω	Watches of Switzerland Group PLC	52,069	245,216
	Watkin Jones PLC	35,437	22,258
	Weir Group PLC	24,209	556,466
	WH Smith PLC	27,230	416,108
	Whitbread PLC	22,762	1,031,755
	Wickes Group PLC	75,154	149,117
	Wilmington PLC	1,608	6,622
	Wincanton PLC	30,464	166,563
*	Wise PLC, Class A	15,944	162,627
#	WPP PLC, Sponsored ADR	4,308	208,593
	WPP PLC	40,386	390,552
*	Xaar PLC	15,586	19,404
	XPS Pensions Group PLC	14,341	37,619
	Zotefoams PLC	3,726	17,961
TOTAL UNITED KINGDOM			148,104,351
UNITED STATES — (0.6%)
	ADTRAN Holdings, Inc.	12,233	76,530
	CRH PLC	90,845	6,519,037
	Ferguson PLC	2,931	548,059
#*	Liberty Global Ltd., Class A	707	13,928
#*	Liberty Global Ltd., Class C	4,143	86,754
	Newmont Corp., CDI	26,933	924,427
	Noble Corp. PLC	1,452	63,605
TOTAL UNITED STATES			8,232,340
TOTAL COMMON STOCKS			1,388,804,642

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
PREFERRED STOCKS — (0.5%)
GERMANY — (0.5%)
	Bayerische Motoren Werke AG, 9.425%	5,960	$582,354
Ω	Dr Ing hc F Porsche AG, 1.276%	4,622	392,417
	Draegerwerk AG & Co. KGaA, 0.401%	2,387	122,695
	Einhell Germany AG, 1.871%	314	52,772
	FUCHS SE, 2.629%	14,382	630,414
	Henkel AG & Co. KGaA, 2.615%	13,074	1,002,234
	Jungheinrich AG, 2.184%	13,726	462,009
	Porsche Automobil Holding SE, 5.510%	12,789	638,478
	Sixt SE, 9.669%	4,468	305,991
	STO SE & Co. KGaA, 3.439%	686	108,370
	Volkswagen AG, 7.324%	22,481	2,891,394
TOTAL GERMANY			7,189,128
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*	Arafura Rare Earths Ltd. Warrants 06/20/2025	10,916	269
*	Highfield Resources Ltd. Warrants 06/19/2024	738	0
*	Panoramic Resources Ltd. Warrants 09/16/2024	59,762	0
TOTAL AUSTRALIA			269
AUSTRIA — (0.0%)
*††	CA Immobilien Anlagen AG Rights	10,722	0
*††	S Immo AG Rights	8,446	0
*	Strabag SE Rights	3,329	0
CANADA — (0.0%)
*	Constellation Software, Inc. Warrants 03/31/2040	952	0
ITALY — (0.0%)
#*	Webuild SpA Warrants 08/02/2030	1,055	0
SINGAPORE — (0.0%)
*	Dyna-Mac Holdings Ltd. Warrants 10/22/2024	25,500	1,768
*	Ezion Holdings Ltd. Warrants	155,491	0
TOTAL SINGAPORE			1,768
SPAIN — (0.0%)
#*	ACS Actividades de Construccion y Servicios SA Rights 02/02/2024	35,589	16,307
TOTAL RIGHTS/WARRANTS			18,344
TOTAL INVESTMENT SECURITIES (Cost $1,136,704,159)			1,396,012,114

			Value†
SECURITIES LENDING COLLATERAL — (3.0%)
@§	The DFA Short Term Investment Fund	3,722,563	43,062,612
TOTAL INVESTMENTS — (100.0%)
(Cost $1,179,765,941)^^			$1,439,074,726

International Social Core Equity Portfolio
CONTINUED
Summary of the Portfolio's investments as of January 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$288,400	$88,462,677	$14,146	$88,765,223
Austria	—	9,222,942	—	9,222,942
Belgium	1,963,741	14,157,741	—	16,121,482
Canada	152,430,203	105,798	—	152,536,001
China	236,722	59,020	—	295,742
Denmark	—	25,855,257	—	25,855,257
Finland	357,559	22,742,605	—	23,100,164
France	748,099	115,880,090	—	116,628,189
Germany	2,359,286	91,570,850	—	93,930,136
Hong Kong	—	24,330,519	2,519	24,333,038
Ireland	—	9,104,231	—	9,104,231
Israel	565,328	12,447,394	—	13,012,722
Italy	275,741	42,878,704	—	43,154,445
Japan	752,020	341,465,947	—	342,217,967
Netherlands	15,825,848	42,325,104	—	58,150,952
New Zealand	—	5,098,115	—	5,098,115
Norway	81,088	12,986,491	—	13,067,579
Portugal	—	5,168,598	—	5,168,598
Singapore	—	15,243,280	37,354	15,280,634
Spain	763,985	42,145,211	—	42,909,196
Sweden	—	48,078,277	—	48,078,277
Switzerland	6,835,570	79,601,491	—	86,437,061
United Kingdom	21,239,697	126,864,654	—	148,104,351
United States	6,619,719	1,612,621	—	8,232,340
Preferred Stocks
Germany	—	7,189,128	—	7,189,128
Rights/Warrants
Australia	—	269	—	269
Singapore	—	1,768	—	1,768
Spain	—	16,307	—	16,307
Securities Lending Collateral	—	43,062,612	—	43,062,612
TOTAL	$211,343,006	$1,227,677,701	$54,019^	$1,439,074,726

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

Global Social Core Equity Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2024
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)
Investment in U.S. Social Core Equity 2 Portfolio of DFA Investment Dimensions Group, Inc.	1,584,514	$37,822,364
Investment in International Social Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	1,209,993	16,879,397
Investment in Emerging Markets Social Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	501,618	6,751,778
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $54,476,885)		$61,453,539

TEMPORARY CASH INVESTMENTS — (0.1%)
State Street Institutional U.S. Government Money Market Fund, 5.300% (Cost $32,269)	32,269	32,269
TOTAL INVESTMENTS — (100.0%) (Cost $54,509,154)^^		$61,485,808
Summary of the Portfolio's investments as of January 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$61,453,539	—	—	$61,453,539
Temporary Cash Investments	32,269	—	—	32,269
TOTAL	$61,485,808	—	—	$61,485,808

Emerging Markets Social Core Equity Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2024
(Unaudited)
		Shares	Value»
COMMON STOCKS — (98.8%)
BRAZIL — (3.5%)
*	AES Brasil Energia SA	60,955	$140,134
	Allied Tecnologia SA	1,400	1,958
	Allpark Empreendimentos Participacoes e Servicos SA	6,100	5,528
	Alupar Investimento SA	57,552	343,031
*	Anima Holding SA	123,723	109,629
	Arezzo Industria e Comercio SA	13,270	167,643
	Atacadao SA	121,797	255,915
	Auren Energia SA	73,712	196,093
	B3 SA - Brasil Bolsa Balcao	458,922	1,212,516
	Banco Bradesco SA	149,904	413,912
	Banco BTG Pactual SA	80,730	586,932
	Banco do Brasil SA	206,614	2,354,142
	Banco Santander Brasil SA	42,188	243,962
	BB Seguridade Participacoes SA	111,644	771,800
	Bemobi Mobile Tech SA	25,300	62,453
	Boa Safra Sementes SA	11,700	35,069
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	24,270	120,801
*	BRF SA	230,080	647,831
	Brisanet Participacoes SA	71,878	44,539
*	C&A Modas SA	53,100	78,240
	Caixa Seguridade Participacoes SA	23,498	67,017
	Camil Alimentos SA	65,153	116,777
	CCR SA	210,883	558,450
	Centrais Eletricas Brasileiras SA	159,201	1,311,358
	Cia Brasileira de Aluminio	99,945	81,095
*	Cia Brasileira de Distribuicao	44,633	35,224
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	48,336	769,372
	Cia de Saneamento de Minas Gerais Copasa MG	67,860	292,703
	Cia De Sanena Do Parana	111,509	631,998
	Cia De Sanena Do Parana	86,400	92,950
	Cia Energetica de Minas Gerais	64,148	194,217
	Cia Siderurgica Nacional SA, Sponsored ADR	226,512	799,587
	Cia Siderurgica Nacional SA	142,726	510,765
	Cielo SA	576,831	578,647
*	Clear Sale SA	22,400	14,378
*	Cogna Educacao SA	966,055	569,369
	Companhia Paranaense de Energia	136,245	246,673
*	Construtora Tenda SA	31,600	63,527
	Cosan SA	149,534	551,426
	CPFL Energia SA	32,700	239,323
	Cruzeiro do Sul Educacional SA	76,700	61,615
	CSU Digital SA	10,300	38,648
	Cury Construtora e Incorporadora SA	53,211	198,693
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	154,378	696,733
Ω	Desktop SA	31,600	79,217
	Dexco SA	206,851	323,153
	Dimed SA Distribuidora da Medicamentos	17,400	43,795
	Direcional Engenharia SA	31,965	140,586
	EcoRodovias Infraestrutura e Logistica SA	92,287	168,949
*	Eletromidia SA	17,800	63,951
*	Embraer SA	293,644	1,350,155
*	Embraer SA, Sponsored ADR	20,647	380,111
	Empreendimentos Pague Menos SA	127,359	81,232
	Energisa SA	62,655	640,031
*	Eneva SA	105,600	271,972

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Engie Brasil Energia SA	35,211	$288,403
	Enjoei SA	7,400	2,569
	Equatorial Energia SA	175,245	1,253,215
	Eternit SA	26,800	40,678
	Even Construtora e Incorporadora SA	50,000	75,488
	Ez Tec Empreendimentos e Participacoes SA	58,500	182,311
	Fleury SA	72,497	238,076
	Fras-Le SA	27,444	86,524
*	Gafisa SA	16,300	46,356
	Gerdau SA, Sponsored ADR	167,232	707,390
Ω	GPS Participacoes e Empreendimentos SA	79,160	305,494
	Grendene SA	93,836	128,223
	Grupo Casas Bahia SA	37,330	59,448
	Grupo De Moda Soma SA	200,610	320,691
*	Grupo Mateus SA	199,965	277,684
	Grupo SBF SA	35,900	95,721
*	Guararapes Confeccoes SA	48,436	51,521
*	Hidrovias do Brasil SA	169,187	127,375
*	Infracommerce CXAAS SA	136,933	43,393
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	5,500	23,257
	Iochpe Maxion SA	80,879	202,753
	Irani Papel e Embalagem SA	54,700	107,536
*	IRB-Brasil Resseguros SA	50,573	416,068
	Itau Unibanco Holding SA	54,962	309,400
	Jalles Machado SA	73,662	109,875
	JBS SA	159,449	754,055
	JHSF Participacoes SA	181,166	173,326
	JSL SA	48,156	106,141
	Kepler Weber SA	65,832	125,966
	Klabin SA	323,875	1,391,753
	Lavvi Empreendimentos Imobiliarios SA	44,000	68,828
	Localiza Rent a Car SA	38,991	425,920
	LOG Commercial Properties e Participacoes SA	15,776	65,309
*	Log-in Logistica Intermodal SA	10,833	81,449
	Lojas Quero-Quero SA	90,743	93,593
	Lojas Quero-Quero SA	3,770	3,888
	Lojas Renner SA	276,002	894,121
Ω	LWSA SA	143,677	158,339
	M Dias Branco SA	22,498	173,921
*	Magazine Luiza SA	526,435	223,138
	Mahle Metal Leve SA	22,011	151,230
	Marcopolo SA	53,686	67,183
	Marfrig Global Foods SA	72,540	137,777
*Ω	Meliuz SA	29,570	44,823
	Melnick Even Desenvolvimento Imobiliario SA	29,600	26,049
	Mills Locacao Servicos e Logistica SA	53,540	141,566
	Minerva SA	61,400	84,892
Ω	Mitre Realty Empreendimentos E Participacoes LTDA	31,400	30,928
*	Moura Dubeux Engenharia SA	34,900	82,981
	Movida Participacoes SA	79,274	148,327
*	MPM Corporeos SA	78,817	17,022
*	MRV Engenharia e Participacoes SA	187,880	298,824
*	Multilaser Industrial SA	107,300	42,449
	Multiplan Empreendimentos Imobiliarios SA	56,300	316,591
*	Natura & Co. Holding SA	204,121	659,199
	Neoenergia SA	58,349	240,255
*	Oceanpact Servicos Maritimos SA	34,450	41,721
	Odontoprev SA	107,745	262,708
*	Oncoclinicas do Brasil Servicos Medicos SA	34,964	81,793

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
*	Orizon Valorizacao de Residuos SA	8,783	$62,401
	Pet Center Comercio e Participacoes SA	80,798	53,491
	Plano & Plano Desenvolvimento Imobiliario SA	17,038	38,929
	Porto Seguro SA	93,082	501,257
	Portobello SA	34,800	43,690
	Positivo Tecnologia SA	41,500	60,143
	PRIO SA	155,992	1,383,165
	Qualicorp Consultoria e Corretora de Seguros SA	54,281	23,884
	Raia Drogasil SA	255,981	1,307,185
	Romi SA	33,326	88,790
	Rumo SA	46,557	216,700
	Santos Brasil Participacoes SA	125,788	255,923
*	Sao Carlos Empreendimentos e Participacoes SA	8,500	49,136
	Sao Martinho SA	76,542	435,516
#	Sendas Distribuidora SA, ADR	40,946	568,740
	Sendas Distribuidora SA	207,843	573,053
*Ω	Ser Educacional SA	34,000	43,577
	Serena Energia SA	87,899	171,206
	Simpar SA	165,200	260,417
	SLC Agricola SA	102,834	396,442
	Smartfit Escola de Ginastica e Danca SA	71,535	350,138
	Suzano SA	238,550	2,485,458
*	SYN prop e tech SA	11,400	10,585
	Tegma Gestao Logistica SA	15,888	83,635
	Telefonica Brasil SA	50,369	522,152
	Telefonica Brasil SA, ADR	10,963	113,138
	TIM SA	285,381	998,810
	TOTVS SA	95,358	606,670
	Transmissora Alianca de Energia Eletrica SA	118,153	879,756
	Tres Tentos Agroindustrial SA	19,133	42,557
	Trisul SA	36,300	35,169
	Tupy SA	40,100	214,324
	Ultrapar Participacoes SA	216,963	1,233,620
	Unifique Telecomunicacoes SA	43,900	33,051
	Unipar Carbocloro SA	13,046	176,425
	Usinas Siderurgicas de Minas Gerais SA Usiminas	45,290	79,530
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	44,392	183,951
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	122,315	201,702
	Vibra Energia SA	242,151	1,160,804
	Vittia Fertilizantes E Biologicos SA	9,700	15,937
	Vivara Participacoes SA	25,400	173,284
	Vulcabras Azaleia SA	41,439	157,412
	WEG SA	125,908	821,868
	Wilson Sons SA	81,636	277,645
	Wiz Co.	24,800	33,338
	XP, Inc., BDR	4,505	110,426
	YDUQS Participacoes SA	116,261	452,429
*	Zamp SA	121,100	121,726
TOTAL BRAZIL			51,280,524
CHILE — (0.5%)
	Aguas Andinas SA, Class A	826,355	250,773
	Banco de Chile	282,034	31,568
	Banco de Chile, ADR	26,757	594,547
	Banco de Credito e Inversiones SA	13,112	347,243
	Banco Santander Chile, ADR	7,603	138,983
	Banco Santander Chile	2,501,678	115,587
	Besalco SA	205,938	109,552

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHILE — (Continued)
	Camanchaca SA	88,516	$4,226
	CAP SA	37,382	269,671
	Cencosud SA	319,610	555,768
	Cencosud Shopping SA	103,877	173,046
	Cia Sud Americana de Vapores SA	2,492,581	179,389
	Embotelladora Andina SA, ADR, Class B	17,401	262,581
	Empresa Nacional de Telecomunicaciones SA	92,476	301,759
	Empresas CMPC SA	380,006	618,991
	Empresas Copec SA	35,006	222,465
	Enel Americas SA	1,665,836	168,815
	Enel Chile SA	4,795,626	287,782
*	Falabella SA	96,056	227,990
	Forus SA	32,824	55,801
	Grupo Security SA	795,670	238,288
	Inversiones Aguas Metropolitanas SA	216,090	169,623
	Masisa SA	791,131	14,496
	Molibdenos y Metales SA	3,068	12,546
	Multiexport Foods SA	291,740	71,659
	Parque Arauco SA	172,785	276,455
	PAZ Corp. SA	82,712	46,494
*	Plaza SA	56,599	78,239
	Ripley Corp. SA	445,297	88,367
	Salfacorp SA	311,425	155,649
	Sigdo Koppers SA	163,912	225,747
	SMU SA	1,440,054	232,303
	Sociedad Matriz SAAM SA	2,690,476	295,026
#	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	17,961	755,619
	Socovesa SA	166,772	14,860
	SONDA SA	271,865	106,366
TOTAL CHILE			7,698,274
CHINA — (21.3%)
*	360 Security Technology, Inc., Class A	29,200	27,695
	361 Degrees International Ltd.	454,000	199,663
	37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	34,800	80,537
Ω	3SBio, Inc.	936,000	705,323
*	5I5J Holding Group Co. Ltd., Class A	119,400	31,480
*††	A Metaverse Co.	70,000	107
	AAC Technologies Holdings, Inc.	342,500	769,096
	Accelink Technologies Co. Ltd., Class A	12,200	37,025
	ADAMA Ltd., Class A	24,500	20,950
	Addsino Co. Ltd., Class A	69,300	61,536
	Advanced Technology & Materials Co. Ltd., Class A	41,100	41,797
	AECC Aero-Engine Control Co. Ltd., Class A	22,400	47,372
	Aerospace Hi-Tech Holdings Group Ltd., Class A	26,500	28,090
#*	Agile Group Holdings Ltd.	986,749	86,090
*	Agora, Inc., ADR	29,510	82,628
	Agricultural Bank of China Ltd., Class H	5,709,000	2,210,473
	Aier Eye Hospital Group Co. Ltd., Class A	95,925	171,441
*	Air China Ltd., Class H	210,000	117,321
	Aisino Corp., Class A	46,700	56,138
	Ajisen China Holdings Ltd.	284,000	34,779
Ω	AK Medical Holdings Ltd.	182,000	106,417
	Alibaba Group Holding Ltd., Sponsored ADR	14,030	1,012,545
	Alibaba Group Holding Ltd.	1,934,200	17,347,789
#*	Alibaba Health Information Technology Ltd.	398,000	146,247
*	Alibaba Pictures Group Ltd.	6,170,000	308,839
Ω	A-Living Smart City Services Co. Ltd.	423,000	162,912
#*Ω	Alliance International Education Leasing Holdings Ltd.	157,000	22,153

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Allmed Medical Products Co. Ltd., Class A	22,700	$24,101
	Amlogic Shanghai Co. Ltd., Class A	2,535	15,676
	Amoy Diagnostics Co. Ltd., Class A	8,440	19,869
	Angang Steel Co. Ltd., Class H	821,200	134,536
#Ω	Angelalign Technology, Inc.	4,600	31,309
	Anhui Anke Biotechnology Group Co. Ltd., Class A	30,536	35,048
	Anhui Construction Engineering Group Co. Ltd., Class A	66,500	43,269
	Anhui Expressway Co. Ltd., Class H	148,000	153,491
	Anhui Guangxin Agrochemical Co. Ltd., Class A	37,163	66,293
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	28,860	65,962
	Anhui Huilong Agricultural Means of Production Co. Ltd., Class A	38,700	26,289
*	Anhui Jianghuai Automobile Group Corp. Ltd., Class A	15,000	25,502
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	120,960	68,106
	Anhui Jinhe Industrial Co. Ltd., Class A	29,705	69,296
*	Anhui Tatfook Technology Co. Ltd., Class A	23,100	23,302
	Anhui Transport Consulting & Design Institute Co. Ltd., Class A	32,280	36,768
	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	56,200	49,358
	Anhui Xinhua Media Co. Ltd., Class A	49,900	45,086
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	50,500	70,050
	Anji Microelectronics Technology Shanghai Co. Ltd., Class A	2,215	37,440
	Anjoy Foods Group Co. Ltd., Class A	5,600	58,039
	Anker Innovations Technology Co. Ltd., Class A	5,200	49,647
	ANTA Sports Products Ltd.	246,800	2,083,104
*	Anton Oilfield Services Group	1,610,000	84,526
	Aoshikang Technology Co. Ltd., Class A	9,800	29,525
*	Aotecar New Energy Technology Co. Ltd., Class A	119,900	40,880
*	Aowei Holdings Ltd.	78,000	4,479
	Apeloa Pharmaceutical Co. Ltd., Class A	31,300	52,951
	ApicHope Pharmaceutical Co. Ltd., Class A	11,020	31,278
	APT Satellite Holdings Ltd.	234,000	64,235
*Ω	Ascletis Pharma, Inc.	239,000	51,171
*	Asia - Potash International Investment Guangzhou Co. Ltd., Class A	19,400	56,028
Ω	AsiaInfo Technologies Ltd.	166,800	166,762
	Asymchem Laboratories Tianjin Co. Ltd., Class A	6,700	80,015
*	Autel Intelligent Technology Corp. Ltd., Class A	7,182	17,502
	Autobio Diagnostics Co. Ltd., Class A	8,510	55,755
	Avary Holding Shenzhen Co. Ltd., Class A	36,900	89,967
	AVIC Industry-Finance Holdings Co. Ltd., Class A	97,000	45,898
	AviChina Industry & Technology Co. Ltd., Class H	1,214,000	447,769
	Avicopter PLC, Class A	6,300	28,904
Ω	BAIC Motor Corp. Ltd., Class H	1,137,500	302,519
*	Baidu, Inc., Sponsored ADR	1,034	108,891
*	Baidu, Inc., Class A	212,800	2,755,166
Ω	BAIOO Family Interactive Ltd.	594,000	19,418
	Bank of Beijing Co. Ltd., Class A	275,900	195,923
	Bank of Changsha Co. Ltd., Class A	82,696	82,557
	Bank of Chengdu Co. Ltd., Class A	78,900	137,699
	Bank of China Ltd., Class H	15,507,356	5,819,447
	Bank of Chongqing Co. Ltd., Class H	349,500	182,542
	Bank of Communications Co. Ltd., Class H	1,720,580	1,017,903
*	Bank of Gansu Co. Ltd., Class H	106,000	4,873
	Bank of Guiyang Co. Ltd., Class A	110,617	81,074
	Bank of Hangzhou Co. Ltd., Class A	98,500	149,672
	Bank of Jiangsu Co. Ltd., Class A	291,020	296,804
	Bank of Nanjing Co. Ltd., Class A	168,200	194,548
	Bank of Ningbo Co. Ltd., Class A	105,858	317,761
	Bank of Shanghai Co. Ltd., Class A	190,100	169,475
	Bank of Suzhou Co. Ltd., Class A	94,050	92,656
#*Ω	Bank of Zhengzhou Co. Ltd., Class H	94,501	9,553

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Baoshan Iron & Steel Co. Ltd., Class A	288,700	$247,613
	Baowu Magnesium Technology Co. Ltd., Class A	27,626	58,355
*	Baoye Group Co. Ltd., Class H	98,000	53,204
*	Baozun, Inc., Sponsored ADR	15,148	33,477
*	Baozun, Inc., Class A	21,500	15,628
	Bear Electric Appliance Co. Ltd., Class A	5,300	35,374
	Befar Group Co. Ltd., Class A	63,400	32,686
	Beibuwan Port Co. Ltd., Class A	64,100	65,625
	Beijing Aerospace Shenzhou Intelligent Equipment Technology Co. Ltd., Class A	17,000	21,599
*	Beijing BDStar Navigation Co. Ltd., Class A	4,700	15,881
*	Beijing Bei Mo Gao Ke Friction Material Co. Ltd., Class A	10,730	38,118
	Beijing Capital Development Co. Ltd., Class A	84,000	32,506
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	232,810	88,170
*	Beijing Capital International Airport Co. Ltd., Class H	846,000	244,870
	Beijing Career International Co. Ltd., Class A	10,400	29,667
	Beijing Certificate Authority Co. Ltd., Class A	5,850	16,507
#	Beijing Chunlizhengda Medical Instruments Co. Ltd., Class H	18,750	21,816
*	Beijing Compass Technology Development Co. Ltd., Class A	3,100	18,480
	Beijing Dabeinong Technology Group Co. Ltd., Class A	23,988	15,837
	Beijing Dahao Technology Corp. Ltd., Class A	12,201	16,081
	Beijing Easpring Material Technology Co. Ltd., Class A	13,300	58,903
*	Beijing E-Hualu Information Technology Co. Ltd., Class A	5,400	16,408
	Beijing Energy International Holding Co. Ltd.	3,276,000	44,028
	Beijing Enlight Media Co. Ltd., Class A	38,700	39,872
	Beijing Enterprises Holdings Ltd.	148,000	535,660
	Beijing Enterprises Water Group Ltd.	2,020,000	491,457
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	56,956	42,369
*	Beijing Haixin Energy Technology Co. Ltd., Class A	94,100	38,460
	Beijing Huafeng Test & Control Technology Co. Ltd., Class A	3,899	41,609
*	Beijing Jetsen Technology Co. Ltd., Class A	116,600	64,753
*	Beijing Jingyuntong Technology Co. Ltd., Class A	104,200	52,664
	Beijing Kingsoft Office Software, Inc., Class A	1,228	36,508
	Beijing Konruns Pharmaceutical Co. Ltd., Class A	3,700	14,690
*	Beijing Leike Defense Technology Co. Ltd., Class A	41,800	23,703
	Beijing New Building Materials PLC, Class A	29,454	109,644
*	Beijing North Star Co. Ltd., Class H	420,000	35,570
*	Beijing Orient Landscape & Environment Co. Ltd., Class A	90,100	20,752
*	Beijing Orient National Communication Science & Technology Co. Ltd., Class A	44,600	43,246
	Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	27,903	62,799
	Beijing Originwater Technology Co. Ltd., Class A	59,567	39,578
*	Beijing Philisense Technology Co. Ltd., Class A	37,600	15,811
	Beijing Roborock Technology Co. Ltd., Class A	1,390	55,556
	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd., Class A	14,400	24,709
*	Beijing Shiji Information Technology Co. Ltd., Class A	8,418	8,325
*	Beijing Shougang Co. Ltd., Class A	86,200	38,324
*	Beijing Sinnet Technology Co. Ltd., Class A	52,600	56,882
	Beijing SL Pharmaceutical Co. Ltd., Class A	37,800	42,640
	Beijing SPC Environment Protection Tech Co. Ltd., Class A	81,800	52,220
	Beijing Strong Biotechnologies, Inc., Class A	18,900	45,354
	Beijing Tiantan Biological Products Corp. Ltd., Class A	13,104	48,131
	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	122,000	148,035
	Beijing Ultrapower Software Co. Ltd., Class A	38,900	50,502
	Beijing United Information Technology Co. Ltd., Class A	19,518	48,080
Ω	Beijing Urban Construction Design & Development Group Co. Ltd., Class H	125,000	31,845
	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	9,444	70,966
*	Beijing Watertek Information Technology Co. Ltd., Class A	55,100	19,712

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	7,400	$34,472
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	34,040	39,828
	Beijing-Shanghai High Speed Railway Co. Ltd., Class A	289,300	200,200
*	Bengang Steel Plates Co. Ltd., Class A	100,200	44,815
	Best Pacific International Holdings Ltd., Class H	134,000	18,282
	Bestore Co. Ltd., Class A	8,600	18,786
*	Bestway Marine & Energy Technology Co. Ltd., Class A	36,800	18,184
	Bethel Automotive Safety Systems Co. Ltd., Class A	5,405	38,882
	Betta Pharmaceuticals Co. Ltd., Class A	5,000	26,445
	Biem.L.Fdlkk Garment Co. Ltd., Class A	15,000	60,725
*	Bilibili, Inc., Class Z	52,760	476,390
	Binhai Investment Co. Ltd.	280,000	47,322
	Binjiang Service Group Co. Ltd.	17,000	33,550
	Black Peony Group Co. Ltd., Class A	31,440	23,022
	Bloomage Biotechnology Corp. Ltd., Class A	4,323	33,680
Ω	Blue Moon Group Holdings Ltd.	283,000	64,112
	Blue Sail Medical Co. Ltd., Class A	38,300	28,518
*	Bluefocus Intelligent Communications Group Co. Ltd., Class A	24,600	20,477
Ω	BOC Aviation Ltd.	100,600	754,235
	BOC International China Co. Ltd., Class A	24,700	35,622
*	Bohai Leasing Co. Ltd., Class A	212,100	60,538
	Bosideng International Holdings Ltd.	1,702,000	769,401
	Bright Dairy & Food Co. Ltd., Class A	40,669	48,092
	Bright Real Estate Group Co. Ltd., Class A	53,200	18,804
	BrightGene Bio-Medical Technology Co. Ltd., Class A	8,539	28,607
††	Brilliance China Automotive Holdings Ltd.	1,238,000	660,038
	B-Soft Co. Ltd., Class A	49,800	29,947
*	BTG Hotels Group Co. Ltd., Class A	29,400	57,330
#*	Burning Rock Biotech Ltd., ADR	20,849	17,930
	BYD Co. Ltd., Class H	177,000	3,963,058
	BYD Electronic International Co. Ltd.	279,000	955,746
	By-health Co. Ltd., Class A	31,200	65,389
	C C Land Holdings Ltd.	726,187	115,848
	C&D International Investment Group Ltd.	302,197	499,021
	C&D Property Management Group Co. Ltd.	68,000	28,578
	C&S Paper Co. Ltd., Class A	39,900	45,954
	Cabbeen Fashion Ltd.	119,000	15,138
	Caitong Securities Co. Ltd., Class A	60,550	62,724
	Camel Group Co. Ltd., Class A	43,600	43,033
	Cangzhou Mingzhu Plastic Co. Ltd., Class A	59,800	28,410
	Canmax Technologies Co. Ltd., Class A	23,520	64,513
	Canny Elevator Co. Ltd., Class A	25,500	22,995
	Capital Environment Holdings Ltd.	2,326,000	31,534
	Castech, Inc., Class A	11,300	35,403
*	CCCC Design & Consulting Group Co. Ltd., Class A	31,700	40,154
	CECEP Solar Energy Co. Ltd., Class A	103,345	72,598
	CECEP Wind-Power Corp., Class A	189,500	74,942
	Central China New Life Ltd.	213,000	38,650
*	Central China Real Estate Ltd.	279,131	3,181
	Central China Securities Co. Ltd., Class H	454,000	59,787
	CETC Cyberspace Security Technology Co. Ltd., Class A	4,200	9,658
	CETC Digital Technology Co. Ltd., Class A	15,600	37,140
	CETC Potevio Science&Technology Co. Ltd., Class A	15,500	32,758
*	CGN Mining Co. Ltd.	475,000	113,897
	CGN Nuclear Technology Development Co. Ltd., Class A	30,000	26,017
Ω	CGN Power Co. Ltd., Class H	1,373,000	384,749
	Changchun Faway Automobile Components Co. Ltd., Class A	26,300	28,858
	Changjiang Securities Co. Ltd., Class A	52,700	36,225
#*Ω	Changsha Broad Homes Industrial Group Co. Ltd., Class H	28,500	8,947

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	3,100	$54,681
*	Chanjet Information Technology Co. Ltd., Class H	10,500	3,898
	Chaowei Power Holdings Ltd.	317,000	55,825
	Chaozhou Three-Circle Group Co. Ltd., Class A	13,300	42,287
*	Chen Lin Education Group Holdings Ltd.	208,000	45,205
	Cheng De Lolo Co. Ltd., Class A	45,500	48,578
	Chengdu ALD Aviation Manufacturing Corp., Class A	11,660	20,142
*	Chengdu CORPRO Technology Co. Ltd., Class A	18,700	37,221
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	19,540	33,122
	Chengdu Galaxy Magnets Co. Ltd., Class A	14,700	28,817
	Chengdu Jiafaantai Education Technology Co. Ltd., Class A	8,100	12,504
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	16,800	35,486
	Chengdu Kanghua Biological Products Co. Ltd., Class A	5,250	41,034
	Chengdu Leejun Industrial Co. Ltd., Class A	21,100	15,327
	Chengdu Wintrue Holding Co. Ltd., Class A	64,615	65,154
	Chengdu Xingrong Environment Co. Ltd., Class A	61,400	49,919
*	Chengtun Mining Group Co. Ltd., Class A	110,400	56,405
	Chenguang Biotech Group Co. Ltd., Class A	15,800	22,553
	Chengxin Lithium Group Co. Ltd., Class A	26,200	74,019
*	Chifeng Jilong Gold Mining Co. Ltd., Class A	31,700	52,915
	China Aerospace International Holdings Ltd.	970,000	40,112
	China Aircraft Leasing Group Holdings Ltd.	150,500	65,337
	China Automotive Engineering Research Institute Co. Ltd., Class A	16,800	42,672
	China Baoan Group Co. Ltd., Class A	23,100	34,769
	China Bester Group Telecom Co. Ltd., Class A	4,800	15,901
	China BlueChemical Ltd., Class H	943,143	259,684
*Ω	China Bohai Bank Co. Ltd., Class H	664,000	90,190
	China CAMC Engineering Co. Ltd., Class A	38,800	46,483
	China Chengtong Development Group Ltd.	1,142,000	14,495
	China CITIC Bank Corp. Ltd., Class H	2,102,000	1,041,755
	China Communications Services Corp. Ltd., Class H	1,184,800	487,863
*	China Conch Environment Protection Holdings Ltd.	787,000	117,811
	China Conch Venture Holdings Ltd.	687,000	533,383
	China Construction Bank Corp., Class H	18,050,990	10,719,819
	China CSSC Holdings Ltd., Class A	16,400	69,868
	China Datang Corp. Renewable Power Co. Ltd., Class H	781,000	169,146
	China Design Group Co. Ltd., Class A	41,740	39,970
Ω	China Development Bank Financial Leasing Co. Ltd., Class H	1,086,000	197,955
#*††	China Dili Group	968,585	15,338
	China Dongxiang Group Co. Ltd.	1,590,000	62,005
Ω	China East Education Holdings Ltd.	336,500	97,289
#*	China Eastern Airlines Corp. Ltd., Class H	348,000	86,382
	China Education Group Holdings Ltd.	578,000	286,499
	China Electronics Huada Technology Co. Ltd.	430,000	67,356
	China Electronics Optics Valley Union Holding Co. Ltd.	956,000	44,804
	China Energy Engineering Corp. Ltd., Class A	493,027	144,989
	China Energy Engineering Corp. Ltd., Class H	524,000	46,235
	China Everbright Bank Co. Ltd., Class H	853,000	253,244
	China Everbright Environment Group Ltd.	1,126,000	392,727
#Ω	China Everbright Greentech Ltd.	375,000	37,450
	China Everbright Ltd.	458,000	234,930
*	China Express Airlines Co. Ltd., Class A	27,600	21,365
Ω	China Feihe Ltd.	2,559,000	1,172,365
*	China Film Co. Ltd., Class A	32,900	53,674
	China Foods Ltd.	574,000	212,252
	China Galaxy Securities Co. Ltd., Class H	747,000	366,004
	China Gas Holdings Ltd.	1,385,800	1,263,465
	China Glass Holdings Ltd.	386,000	23,548
#	China Gold International Resources Corp. Ltd.	151,600	629,252

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Great Wall Securities Co. Ltd., Class A	48,400	$49,426
	China Greatwall Technology Group Co. Ltd., Class A	15,000	17,366
	China Green Electricity Investment of Tianjin Co. Ltd., Class A	42,600	53,707
*	China Greenland Broad Greenstate Group Co. Ltd.	184,000	1,876
	China Hanking Holdings Ltd.	359,000	32,663
#	China Harmony Auto Holding Ltd.	428,500	28,699
	China Harzone Industry Corp. Ltd., Class A	39,300	35,753
*	China High Speed Railway Technology Co. Ltd., Class A	99,600	29,528
*	China High Speed Transmission Equipment Group Co. Ltd.	240,000	41,419
	China Huirong Financial Holdings Ltd.	84,000	10,100
#††	China Huiyuan Juice Group Ltd.	132,068	5,923
Ω	China International Capital Corp. Ltd., Class H	222,000	263,879
	China International Marine Containers Group Co. Ltd., Class H	496,350	344,627
	China Jinmao Holdings Group Ltd.	2,782,140	221,984
	China Jushi Co. Ltd., Class A	83,090	106,258
	China Kepei Education Group Ltd.	278,000	42,682
	China Kings Resources Group Co. Ltd., Class A	14,910	49,401
	China Leadshine Technology Co. Ltd., Class A	7,400	14,387
	China Lesso Group Holdings Ltd.	726,000	321,632
	China Life Insurance Co. Ltd., Class H	629,000	725,137
	China Lilang Ltd.	257,000	137,770
*Ω	China Literature Ltd.	164,400	478,166
*	China Longevity Group Co. Ltd.	30,000	986
	China Longyuan Power Group Corp. Ltd., Class H	472,000	284,716
	China Medical System Holdings Ltd.	823,000	1,176,093
	China Meheco Co. Ltd., Class A	36,520	53,387
	China Meidong Auto Holdings Ltd.	264,000	92,856
	China Mengniu Dairy Co. Ltd.	934,000	2,069,483
	China Merchants Bank Co. Ltd., Class H	1,080,098	3,937,373
	China Merchants Energy Shipping Co. Ltd., Class A	218,700	198,840
	China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	31,600	46,544
	China Merchants Land Ltd.	652,000	25,135
	China Merchants Port Holdings Co. Ltd.	702,503	868,558
	China Merchants Property Operation & Service Co. Ltd., Class A	44,100	64,040
Ω	China Merchants Securities Co. Ltd., Class H	75,340	56,281
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	20,300	24,850
*††	China Metal Recycling Holdings Ltd.	130,581	0
	China Minsheng Banking Corp. Ltd., Class H	1,029,020	342,246
#	China Modern Dairy Holdings Ltd.	1,461,000	119,673
	China National Accord Medicines Corp. Ltd., Class A	23,700	98,239
	China National Chemical Engineering Co. Ltd., Class A	103,300	92,262
	China National Medicines Corp. Ltd., Class A	18,500	77,019
Ω	China New Higher Education Group Ltd.	557,000	144,611
*	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd., Class A	55,800	32,863
	China Nonferrous Mining Corp. Ltd.	633,000	446,433
	China Northern Rare Earth Group High-Tech Co. Ltd., Class A	19,510	45,875
*	China Nuclear Energy Technology Corp. Ltd.	418,000	15,194
*	China Oil & Gas Group Ltd.	2,890,000	85,030
	China Oilfield Services Ltd., Class H	754,000	724,673
	China Oriental Group Co. Ltd.	630,000	95,855
	China Overseas Grand Oceans Group Ltd.	1,124,121	265,034
	China Overseas Land & Investment Ltd.	582,000	880,444
	China Overseas Property Holdings Ltd.	542,000	359,232
	China Pacific Insurance Group Co. Ltd., Class H	603,600	1,110,607
	China Publishing & Media Co. Ltd., Class A	32,900	36,208
	China Railway Group Ltd., Class H	1,096,000	501,242
	China Railway Hi-tech Industry Co. Ltd., Class A	62,200	64,632

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
Ω	China Railway Signal & Communication Corp. Ltd., Class H	479,000	$170,656
	China Railway Tielong Container Logistics Co. Ltd., Class A	51,400	39,394
*	China Rare Earth Holdings Ltd.	717,200	25,712
	China Reinsurance Group Corp., Class H	2,261,000	121,520
#*††Ω	China Renaissance Holdings Ltd.	136,900	23,815
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	25,041	60,613
	China Resources Gas Group Ltd.	360,200	1,021,520
	China Resources Land Ltd.	834,222	2,532,744
	China Resources Microelectronics Ltd., Class A	8,168	43,083
Ω	China Resources Mixc Lifestyle Services Ltd.	132,400	382,346
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	17,481	127,436
#	China Risun Group Ltd.	716,000	281,725
#*	China Ruyi Holdings Ltd.	1,632,000	273,790
*	China Sanjiang Fine Chemicals Co. Ltd.	448,000	61,414
Ω	China Shengmu Organic Milk Ltd.	1,117,000	34,111
	China Shineway Pharmaceutical Group Ltd.	187,000	189,026
#*	China Shuifa Singyes Energy Holdings Ltd.	224,000	8,659
*	China Silver Group Ltd.	722,000	9,194
	China South City Holdings Ltd.	2,314,000	75,763
	China South Publishing & Media Group Co. Ltd., Class A	40,600	63,778
#*	China Southern Airlines Co. Ltd., Class H	602,000	222,719
	China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd., Class A	49,900	32,376
	China State Construction Development Holdings Ltd.	378,000	102,751
	China State Construction Engineering Corp. Ltd., Class A	568,800	408,146
	China State Construction International Holdings Ltd.	1,012,000	1,068,977
*	China Sunshine Paper Holdings Co. Ltd.	408,000	102,103
	China Suntien Green Energy Corp. Ltd., Class H	647,000	223,780
	China Taiping Insurance Holdings Co. Ltd.	755,012	626,754
	China Testing & Certification International Group Co. Ltd., Class A	24,208	24,602
*	China Tianying, Inc., Class A	94,800	52,303
	China Tourism Group Duty Free Corp. Ltd., Class A	12,444	138,547
Ω	China Tourism Group Duty Free Corp. Ltd., Class H	14,400	126,285
Ω	China Tower Corp. Ltd., Class H	17,362,000	1,931,372
	China Traditional Chinese Medicine Holdings Co. Ltd.	1,532,000	585,751
*	China TransInfo Technology Co. Ltd., Class A	24,900	30,537
	China Travel International Investment Hong Kong Ltd.	1,120,000	186,324
	China Tungsten & Hightech Materials Co. Ltd., Class A	48,750	52,542
	China Vanke Co. Ltd., Class H	557,438	438,590
	China Water Affairs Group Ltd.	296,000	151,395
	China West Construction Group Co. Ltd., Class A	44,900	39,443
	China World Trade Center Co. Ltd., Class A	12,500	29,889
Ω	China Xinhua Education Group Ltd.	149,000	10,226
	China Yangtze Power Co. Ltd., Class A	164,353	558,962
	China Yongda Automobiles Services Holdings Ltd.	630,000	161,846
#*Ω	China Yuhua Education Corp. Ltd.	1,168,000	58,181
#*	China ZhengTong Auto Services Holdings Ltd.	351,000	10,769
	China Zhenhua Group Science & Technology Co. Ltd., Class A	11,700	72,645
#	China Zheshang Bank Co. Ltd., Class H	735,899	195,167
*	China Zhonghua Geotechnical Engineering Group Co. Ltd., Class A	41,500	13,502
	China Zhongwang Holdings Ltd.	944,318	38,048
	China-Singapore Suzhou Industrial Park Development Group Co. Ltd., Class A	15,600	16,896
	Chinasoft International Ltd.	1,280,000	729,415
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	21,900	45,193
	Chongqing Changan Automobile Co. Ltd., Class A	75,812	135,213
	Chongqing Department Store Co. Ltd., Class A	21,300	83,414
	Chongqing Fuling Electric Power Industrial Co. Ltd., Class A	55,232	83,837
	Chongqing Fuling Zhacai Group Co. Ltd., Class A	25,950	44,463

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Chongqing Gas Group Corp. Ltd., Class A	57,800	$47,885
*	Chongqing Iron & Steel Co. Ltd., Class H	104,000	8,910
	Chongqing Machinery & Electric Co. Ltd., Class H	568,000	60,223
	Chongqing Rural Commercial Bank Co. Ltd., Class H	638,000	248,143
	Chongqing Zaisheng Technology Corp. Ltd., Class A	46,140	21,345
	Chongqing Zhifei Biological Products Co. Ltd., Class A	31,100	194,591
	Chongqing Zongshen Power Machinery Co. Ltd., Class A	57,600	43,865
	Chongyi Zhangyuan Tungsten Industry Co. Ltd., Class A	36,400	23,300
	Chow Tai Seng Jewellery Co. Ltd., Class A	44,550	100,077
	CIFI Ever Sunshine Services Group Ltd.	346,000	52,022
	CIMC Enric Holdings Ltd.	396,000	326,162
Ω	CIMC Vehicles Group Co. Ltd., Class H	78,000	68,372
	Cinda Real Estate Co. Ltd., Class A	63,800	31,157
	Cisen Pharmaceutical Co. Ltd., Class A	14,000	27,255
	CITIC Securities Co. Ltd., Class H	298,600	582,784
	City Development Environment Co. Ltd., Class A	41,000	62,600
*	Citychamp Watch & Jewellery Group Ltd.	560,000	77,557
*	CMGE Technology Group Ltd.	732,000	96,300
	CMOC Group Ltd., Class H	270,000	147,893
	CMST Development Co. Ltd., Class A	84,200	57,411
*	CNFinance Holdings Ltd., ADR	23,410	56,652
	CNGR Advanced Material Co. Ltd., Class A	6,500	39,419
	CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	69,635	36,832
	CNOOC Energy Technology & Services Ltd., Class A	217,600	88,758
	CNSIG Inner Mongolia Chemical Industry Co. Ltd., Class A	79,470	80,242
	CoCreation Grass Co. Ltd., Class A	4,200	10,351
	COFCO Biotechnology Co. Ltd., Class A	73,600	61,240
#*	COFCO Joycome Foods Ltd.	1,369,000	265,977
	Comba Telecom Systems Holdings Ltd.	942,000	78,614
	Concord New Energy Group Ltd.	4,474,648	372,546
	Consun Pharmaceutical Group Ltd.	217,000	147,925
	Contec Medical Systems Co. Ltd., Class A	9,800	22,800
	Contemporary Amperex Technology Co. Ltd., Class A	69,870	1,476,583
*	Continental Aerospace Technologies Holding Ltd.	1,469,171	15,546
	COSCO SHIPPING Development Co. Ltd., Class H	1,990,000	198,941
	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	488,000	453,752
	COSCO SHIPPING Holdings Co. Ltd., Class H	1,186,900	1,246,989
	COSCO SHIPPING International Hong Kong Co. Ltd.	140,000	61,031
	COSCO SHIPPING Ports Ltd.	788,510	482,866
	Cosmopolitan International Holdings Ltd.	68,400	17,055
	CPMC Holdings Ltd.	446,000	384,318
	CQ Pharmaceutical Holding Co. Ltd., Class A	83,000	51,688
#*	Crazy Sports Group Ltd.	1,774,000	20,252
	CRRC Corp. Ltd., Class H	972,000	451,779
Ω	CSC Financial Co. Ltd., Class H	168,000	127,931
	CSG Holding Co. Ltd., Class A	83,834	63,011
	CSPC Innovation Pharmaceutical Co. Ltd., Class A	9,200	34,547
	CSPC Pharmaceutical Group Ltd.	3,464,640	2,548,899
	CSSC Hong Kong Shipping Co. Ltd.	768,000	147,364
	CSSC Science & Technology Co. Ltd., Class A	14,700	32,815
	CTS International Logistics Corp. Ltd., Class A	55,500	54,668
*	CWT International Ltd.	960,000	7,368
*	Da Ming International Holdings Ltd.	30,000	3,398
	Daan Gene Co. Ltd., Class A	69,120	71,656
	Dalian Bio-Chem Co. Ltd., Class A	5,460	7,465
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	85,600	47,054
	Dalipal Holdings Ltd.	158,000	82,153
	Daqin Railway Co. Ltd., Class A	189,188	196,832
	Dashang Co. Ltd., Class A	20,900	47,168

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	DaShenLin Pharmaceutical Group Co. Ltd., Class A	28,093	$89,229
	Dawnrays Pharmaceutical Holdings Ltd.	384,000	54,838
	Dazhong Transportation Group Co. Ltd., Class A	39,100	15,097
	Dazzle Fashion Co. Ltd., Class A	9,112	15,611
	DBG Technology Co. Ltd., Class A	9,700	21,454
	DeHua TB New Decoration Materials Co. Ltd., Class A	37,700	51,282
*	Deppon Logistics Co. Ltd., Class A	31,400	58,177
	DHC Software Co. Ltd., Class A	39,800	27,718
	Dian Diagnostics Group Co. Ltd., Class A	26,054	63,193
	Digital China Group Co. Ltd., Class A	20,200	64,362
	Digital China Holdings Ltd.	307,250	80,316
	Digital China Information Service Group Co. Ltd., Class A	38,600	46,042
	Dingdang Health Technology Group Ltd.	49,500	9,634
	Do-Fluoride New Materials Co. Ltd., Class A	25,180	42,579
	Dong-E-E-Jiao Co. Ltd., Class A	7,400	54,161
	Dongfang Electric Corp. Ltd., Class H	58,000	49,662
	Dongfang Electronics Co. Ltd., Class A	49,300	49,339
	Dongfeng Motor Group Co. Ltd., Class H	1,278,000	493,527
	Dongguan Aohai Technology Co. Ltd., Class A	11,400	42,844
	Dongguan Development Holdings Co. Ltd., Class A	31,100	40,771
	Dongxing Securities Co. Ltd., Class A	43,400	47,995
	Dongyue Group Ltd.	1,000,000	672,121
*	DouYu International Holdings Ltd., ADR	65,268	50,459
#	Dynagreen Environmental Protection Group Co. Ltd., Class H	233,000	67,992
	East Group Co. Ltd., Class A	76,800	58,266
	East Money Information Co. Ltd., Class A	94,283	164,074
	Ecovacs Robotics Co. Ltd., Class A	10,100	44,970
	Edan Instruments, Inc., Class A	25,900	30,100
	Edifier Technology Co. Ltd., Class A	29,300	49,526
	Edvantage Group Holdings Ltd.	226,549	63,025
	EEKA Fashion Holdings Ltd.	139,000	246,661
	Electric Connector Technology Co. Ltd., Class A	6,300	27,535
	Elion Energy Co. Ltd., Class A	106,600	34,026
	ENN Energy Holdings Ltd.	154,600	1,150,819
	Eoptolink Technology, Inc. Ltd., Class A	4,280	25,159
	Era Co. Ltd., Class A	69,500	45,283
	Essex Bio-technology Ltd.	144,000	47,384
	Eternal Asia Supply Chain Management Ltd., Class A	81,800	42,274
	EVA Precision Industrial Holdings Ltd.	672,000	58,732
	Eve Energy Co. Ltd., Class A	15,115	73,351
Ω	Everbright Securities Co. Ltd., Class H	61,600	38,266
#*Ω	Everest Medicines Ltd.	82,000	164,612
*	Fangda Carbon New Material Co. Ltd., Class A	73,149	45,063
*	Fangda Special Steel Technology Co. Ltd., Class A	93,196	55,059
*	Fanhua, Inc., Sponsored ADR	11,560	67,742
*	FAW Jiefang Group Co. Ltd., Class A	34,900	38,164
	FAWER Automotive Parts Co. Ltd., Class A	73,300	46,999
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	14,400	26,785
	Fibocom Wireless, Inc., Class A	20,580	39,499
*	FIH Mobile Ltd.	1,386,000	86,917
	Financial Street Holdings Co. Ltd., Class A	86,800	40,205
	FinVolution Group, ADR	79,604	382,895
	First Capital Securities Co. Ltd., Class A	71,200	52,148
	First Tractor Co. Ltd., Class H	126,000	82,886
	Flat Glass Group Co. Ltd., Class H	109,000	163,938
	Focus Media Information Technology Co. Ltd., Class A	180,800	142,418
	Foryou Corp., Class A	7,004	21,206
	Foshan Haitian Flavouring & Food Co. Ltd., Class A	26,111	123,705
	Foshan Nationstar Optoelectronics Co. Ltd., Class A	13,700	12,797

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Founder Holdings Ltd.	390,000	$17,483
	Founder Securities Co. Ltd., Class A	44,600	42,938
	Foxconn Industrial Internet Co. Ltd., Class A	152,800	282,806
	FriendTimes, Inc.	214,000	31,825
	Fu Shou Yuan International Group Ltd.	837,000	501,988
	Fufeng Group Ltd.	1,005,000	545,132
*††	Fuguiniao Co. Ltd.	51,000	0
	Fujian Boss Software Development Co. Ltd., Class A	16,899	32,083
	Fujian Longking Co. Ltd., Class A	30,100	43,890
	Fujian Star-net Communication Co. Ltd., Class A	23,700	47,651
	Fujian Sunner Development Co. Ltd., Class A	30,500	63,595
	Fullshare Holdings Ltd.	119,349	10,061
*	Funshine Culture Group Co. Ltd., Class A	3,800	21,493
Ω	Fuyao Glass Industry Group Co. Ltd., Class H	220,800	998,217
*	Gan & Lee Pharmaceuticals Co. Ltd., Class A	7,700	39,286
Ω	Ganfeng Lithium Group Co. Ltd., Class H	100,360	268,092
	Gansu Shangfeng Cement Co. Ltd., Class A	44,600	46,124
	Gaona Aero Material Co. Ltd., Class A	18,220	37,277
	G-bits Network Technology Xiamen Co. Ltd., Class A	1,900	47,825
	GCL Energy Technology Co. Ltd., Class A	32,700	41,471
#*	GDS Holdings Ltd., ADR	10,252	55,566
#*	GDS Holdings Ltd., Class A	351,700	235,555
	Geely Automobile Holdings Ltd.	1,719,000	1,629,368
	GEM Co. Ltd., Class A	55,100	34,561
	Gemdale Corp., Class A	78,800	44,385
#	Gemdale Properties & Investment Corp. Ltd.	3,508,000	123,670
	Genetron Holdings Ltd., ADR	2,900	10,962
*	Genimous Technology Co. Ltd., Class A	48,000	46,396
	Geovis Technology Co. Ltd., Class A	2,562	14,233
	Getein Biotech, Inc., Class A	15,288	18,476
	GF Securities Co. Ltd., Class H	168,200	169,278
	Giant Network Group Co. Ltd., Class A	29,100	37,263
	GigaDevice Semiconductor, Inc., Class A	2,160	18,801
	Ginlong Technologies Co. Ltd., Class A	7,000	58,220
	Glarun Technology Co. Ltd., Class A	16,000	25,026
	GoerTek, Inc., Class A	18,200	38,559
	Goldcard Smart Group Co. Ltd., Class A	8,900	12,757
Ω	Golden Throat Holdings Group Co. Ltd.	20,500	9,430
	GoldenHome Living Co. Ltd., Class A	3,500	9,857
	Goldenmax International Group Ltd., Class A	25,200	23,129
	Goldlion Holdings Ltd.	159,152	21,156
	Goldpac Group Ltd.	138,000	25,102
	Goldwind Science & Technology Co. Ltd., Class H	329,858	120,486
#*	GOME Retail Holdings Ltd.	3,510,940	20,751
	Goneo Group Co. Ltd., Class A	1,300	16,838
*	Goodbaby International Holdings Ltd.	381,000	28,604
	GoodWe Technologies Co. Ltd., Class A	3,194	41,498
*	Gotion High-tech Co. Ltd., Class A	21,700	56,492
*	Grand Baoxin Auto Group Ltd.	681,823	19,065
	Grandblue Environment Co. Ltd., Class A	18,190	38,915
*	Grandjoy Holdings Group Co. Ltd., Class A	108,200	41,368
	Great Wall Motor Co. Ltd., Class H	296,500	291,936
*	Greatview Aseptic Packaging Co. Ltd.	486,000	98,435
	Gree Electric Appliances, Inc. of Zhuhai, Class A	41,700	205,086
*	Gree Real Estate Co. Ltd., Class A	51,000	42,472
#	Greentown China Holdings Ltd.	542,000	408,316
Ω	Greentown Management Holdings Co. Ltd.	289,000	175,897
	Greentown Service Group Co. Ltd.	700,000	216,278
	GRG Banking Equipment Co. Ltd., Class A	32,700	43,162

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	GRG Metrology & Test Group Co. Ltd., Class A	18,900	$29,832
	Grinm Advanced Materials Co. Ltd., Class A	14,500	19,378
	Guangdong Advertising Group Co. Ltd., Class A	59,500	39,084
	Guangdong Aofei Data Technology Co. Ltd., Class A	40,799	46,933
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd., Class A	36,700	21,764
*	Guangdong Dongfang Precision Science & Technology Co. Ltd., Class A	55,100	31,944
	Guangdong Dongpeng Holdings Co. Ltd., Class A	28,000	29,018
	Guangdong Dowstone Technology Co. Ltd., Class A	17,400	21,099
	Guangdong Ellington Electronics Technology Co. Ltd., Class A	33,300	29,048
	Guangdong Great River Smarter Logistics Co. Ltd., Class A	12,700	27,937
	Guangdong Haid Group Co. Ltd., Class A	27,000	142,332
	Guangdong Hongda Holdings Group Co. Ltd., Class A	31,500	69,535
	Guangdong Hybribio Biotech Co. Ltd., Class A	38,175	36,514
	Guangdong Investment Ltd.	854,000	496,487
	Guangdong Kinlong Hardware Products Co. Ltd., Class A	7,100	34,011
	Guangdong Provincial Expressway Development Co. Ltd., Class A	70,521	89,731
*	Guangdong Shirongzhaoye Co. Ltd., Class A	10,600	8,271
	Guangdong South New Media Co. Ltd., Class A	8,000	37,127
	Guangdong Tapai Group Co. Ltd., Class A	52,698	50,928
	Guangdong Topstar Technology Co. Ltd., Class A	20,000	30,202
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	38,600	65,756
	Guangdong Zhongnan Iron & Steel Co. Ltd., Class A	91,500	31,203
	Guangdong Zhongsheng Pharmaceutical Co. Ltd., Class A	21,000	35,290
*	Guangshen Railway Co. Ltd., Class H	655,500	131,871
	Guangxi Liugong Machinery Co. Ltd., Class A	70,050	67,152
	Guangxi LiuYao Group Co. Ltd., Class A	11,600	27,460
	Guangxi Wuzhou Communications Co. Ltd., Class A	41,250	22,626
	Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A	143,400	43,522
	Guangzhou Automobile Group Co. Ltd., Class H	670,836	265,157
*	Guangzhou Baiyun International Airport Co. Ltd., Class A	38,600	50,649
	Guangzhou Great Power Energy & Technology Co. Ltd., Class A	17,200	48,296
	Guangzhou Haige Communications Group, Inc. Co., Class A	13,800	18,524
	Guangzhou KDT Machinery Co. Ltd., Class A	13,557	30,449
	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	7,300	53,141
	Guangzhou Restaurant Group Co. Ltd., Class A	18,220	44,084
	Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	8,000	38,141
	Guangzhou Tinci Materials Technology Co. Ltd., Class A	40,660	105,822
	Guangzhou Wondfo Biotech Co. Ltd., Class A	14,980	50,293
	Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	37,746	30,110
*	Guizhou Bailing Group Pharmaceutical Co. Ltd., Class A	25,000	25,211
*	Guizhou Gas Group Corp. Ltd., Class A	27,100	25,871
	Guizhou Zhenhua E-chem, Inc., Class A	19,943	39,630
#*	Guolian Securities Co. Ltd., Class H	110,500	42,777
	Guomai Technologies, Inc., Class A	25,900	22,266
	Guosen Securities Co. Ltd., Class A	47,012	52,674
*	Guosheng Financial Holding, Inc., Class A	30,030	42,932
Ω	Guotai Junan Securities Co. Ltd., Class H	78,800	87,516
	Guoyuan Securities Co. Ltd., Class A	50,550	45,036
	H World Group Ltd.	256,300	803,355
Ω	Haidilao International Holding Ltd.	269,000	423,814
	Haier Smart Home Co. Ltd., Class A	40,200	125,234
	Haier Smart Home Co. Ltd., Class H	727,399	2,055,383
	Hailir Pesticides & Chemicals Group Co. Ltd., Class A	9,380	18,056
*	Hainan Airlines Holding Co. Ltd., Class A	197,400	37,623
	Hainan Haide Capital Management Co. Ltd., Class A	42,700	54,722
*	Hainan Meilan International Airport Co. Ltd., Class H	103,000	77,346
	Hainan Poly Pharm Co. Ltd., Class A	17,000	40,503
	Hainan Strait Shipping Co. Ltd., Class A	87,900	66,656

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Haitian International Holdings Ltd.	305,000	$678,901
	Haitong Securities Co. Ltd., Class H	454,000	209,268
Ω	Haitong UniTrust International Leasing Co. Ltd., Class H	622,000	73,361
	Hand Enterprise Solutions Co. Ltd., Class A	36,700	30,413
	Hang Zhou Great Star Industrial Co. Ltd., Class A	15,700	40,787
	Hangcha Group Co. Ltd., Class A	22,772	72,844
	Hangjin Technology Co. Ltd., Class A	5,000	16,600
	Hangxiao Steel Structure Co. Ltd., Class A	94,600	37,789
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	41,000	38,936
	Hangzhou Chang Chuan Technology Co. Ltd., Class A	3,500	11,684
	Hangzhou Electronic Soul Network Technology Co. Ltd., Class A	5,800	14,743
	Hangzhou First Applied Material Co. Ltd., Class A	18,266	57,865
	Hangzhou Haoyue Personal Care Co. Ltd., Class A	5,300	25,127
	Hangzhou Lion Microelectronics Co. Ltd., Class A	9,844	28,032
	Hangzhou Onechance Tech Corp., Class A	12,300	30,818
	Hangzhou Oxygen Plant Group Co. Ltd., Class A	13,900	46,069
	Hangzhou Robam Appliances Co. Ltd., Class A	17,700	53,684
	Hangzhou Silan Microelectronics Co. Ltd., Class A	15,500	39,218
	Hangzhou Tigermed Consulting Co. Ltd., Class A	1,733	9,799
#Ω	Hangzhou Tigermed Consulting Co. Ltd., Class H	22,800	71,312
	Han's Laser Technology Industry Group Co. Ltd., Class A	25,800	59,322
Ω	Hansoh Pharmaceutical Group Co. Ltd.	218,000	327,424
	Haohua Chemical Science & Technology Co. Ltd., Class A	10,800	40,042
*Ω	Harbin Bank Co. Ltd., Class H	480,000	15,639
	Harbin Boshi Automation Co. Ltd., Class A	25,561	43,456
	HBIS Resources Co. Ltd., Class A	28,400	61,480
	Health & Happiness H&H International Holdings Ltd.	139,500	182,236
*	Healthcare Co. Ltd., Class A	15,400	20,156
*	Hebei Construction Group Corp. Ltd., Class H	180,000	11,726
*	Hebei Sinopack Electronic Technology Co. Ltd., Class A	1,400	11,422
	Hefei Meiya Optoelectronic Technology, Inc., Class A	17,700	38,180
	Hefei Urban Construction Development Co. Ltd., Class A	25,800	20,972
	Heilongjiang Agriculture Co. Ltd., Class A	42,300	67,131
	Hello Group, Inc., Sponsored ADR	69,983	410,800
	Henan Liliang Diamond Co. Ltd., Class A	12,100	44,202
	Henan Lingrui Pharmaceutical Co., Class A	26,474	62,433
	Henan Mingtai Al Industrial Co. Ltd., Class A	41,100	55,999
	Henan Pinggao Electric Co. Ltd., Class A	27,800	47,587
	Henan Shuanghui Investment & Development Co. Ltd., Class A	46,159	183,183
	Henan Thinker Automatic Equipment Co. Ltd., Class A	11,480	20,925
*	Henan Yicheng New Energy Co. Ltd., Class A	84,700	46,485
	Henan Yuguang Gold & Lead Co. Ltd., Class A	40,100	29,875
	Henan Zhongyuan Expressway Co. Ltd., Class A	59,500	29,967
	Hengan International Group Co. Ltd.	361,000	1,117,833
*	Hengdeli Holdings Ltd.	911,200	14,784
	Hengdian Group DMEGC Magnetics Co. Ltd., Class A	47,700	84,233
*	Hengli Petrochemical Co. Ltd., Class A	42,500	69,492
	Hengtong Optic-electric Co. Ltd., Class A	35,000	53,603
*	Hengyi Petrochemical Co. Ltd., Class A	47,720	41,432
	Hesteel Co. Ltd., Class A	300,600	87,112
	Hexing Electrical Co. Ltd., Class A	20,700	83,087
*	Hezong Sience&Technology Co. Ltd., Class A	28,000	10,947
*	Hi Sun Technology China Ltd.	1,011,000	63,418
	Hisense Home Appliances Group Co. Ltd., Class H	157,000	376,909
	Hithink RoyalFlush Information Network Co. Ltd., Class A	3,388	54,311
	HLA Group Corp. Ltd., Class A	63,900	68,415
	Homeland Interactive Technology Ltd.	136,000	46,903
	Hongfa Technology Co. Ltd., Class A	8,500	26,556
*	Honghua Group Ltd.	1,396,000	17,194

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Hongli Zhihui Group Co. Ltd., Class A	29,100	$25,198
#*Ω	Hope Education Group Co. Ltd.	2,376,000	91,183
*	Hopefluent Group Holdings Ltd.	96,000	12,809
*	Hopson Development Holdings Ltd.	663,062	306,540
	Hoyuan Green Energy Co. Ltd., Class A	16,990	58,462
#*Ω	Hua Hong Semiconductor Ltd.	301,000	545,305
*	Hua Yin International Holdings Ltd.	115,000	1,275
	Huaan Securities Co. Ltd., Class A	23,080	14,417
	Huadong Medicine Co. Ltd., Class A	23,900	96,415
	Huafa Property Services Group Co. Ltd.	580,000	10,908
	Huafon Chemical Co. Ltd., Class A	104,000	88,492
*	Huafon Microfibre Shanghai Technology Co. Ltd., Class A	57,300	26,502
*	Huafu Fashion Co. Ltd., Class A	77,300	32,850
	Huagong Tech Co. Ltd., Class A	10,800	38,648
	Hualan Biological Engineering, Inc., Class A	12,600	30,899
*	Huanxi Media Group Ltd.	380,000	30,201
	Huapont Life Sciences Co. Ltd., Class A	86,950	51,094
Ω	Huatai Securities Co. Ltd., Class H	194,200	229,102
	Huaxi Securities Co. Ltd., Class A	48,200	50,036
	Huaxia Bank Co. Ltd., Class A	176,536	148,973
	Huayu Automotive Systems Co. Ltd., Class A	70,100	158,814
#	Huazhong In-Vehicle Holdings Co. Ltd.	156,000	45,861
	Hubei Biocause Pharmaceutical Co. Ltd., Class A	143,000	52,596
	Hubei Feilihua Quartz Glass Co. Ltd., Class A	8,550	30,020
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	26,500	111,203
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	41,300	94,161
	Huishang Bank Corp. Ltd., Class H	123,900	37,573
	Huizhou Desay Sv Automotive Co. Ltd., Class A	4,300	51,000
	Hunan Aihua Group Co. Ltd., Class A	14,000	31,391
	Hunan Er-Kang Pharmaceutical Co. Ltd., Class A	99,500	36,160
	Hunan Gold Corp. Ltd., Class A	31,100	46,897
	Hunan TV & Broadcast Intermediary Co. Ltd., Class A	42,600	27,832
	Hunan Valin Steel Co. Ltd., Class A	148,900	113,226
	Hunan Zhongke Electric Co. Ltd., Class A	24,000	26,956
	Hundsun Technologies, Inc., Class A	19,400	56,782
*	HUYA, Inc., ADR	39,605	121,587
Ω	Hygeia Healthcare Holdings Co. Ltd., Class C	113,200	368,906
*	Hytera Communications Corp. Ltd., Class A	61,000	41,707
*	HyUnion Holding Co. Ltd., Class A	44,700	32,331
*Ω	iDreamSky Technology Holdings Ltd.	248,800	46,990
	IEIT Systems Co. Ltd., Class A	11,700	45,865
	Iflytek Co. Ltd., Class A	2,700	14,366
	IKD Co. Ltd., Class A	18,500	47,900
#*	I-Mab, Sponsored ADR	18,909	33,469
Ω	IMAX China Holding, Inc.	66,100	60,961
	Imeik Technology Development Co. Ltd., Class A	2,700	102,006
	Industrial & Commercial Bank of China Ltd., Class H	10,211,017	4,974,090
	Industrial Bank Co. Ltd., Class A	283,145	621,067
	Industrial Securities Co. Ltd., Class A	115,760	87,932
	Infore Environment Technology Group Co. Ltd., Class A	108,400	67,068
#Ω	Ingdan, Inc.	313,000	46,437
	Ingenic Semiconductor Co. Ltd., Class A	2,200	14,568
*	Inkeverse Group Ltd.	276,000	26,322
	Inmyshow Digital Technology Group Co. Ltd., Class A	27,900	17,772
*	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	345,920	68,392
	Inner Mongolia Xingye Silver&Tin Mining Co. Ltd., Class A	51,300	61,520
	Inner Mongolia Yili Industrial Group Co. Ltd., Class A	82,500	311,582
*Ω	InnoCare Pharma Ltd.	193,000	131,492
*Ω	Innovent Biologics, Inc.	58,000	233,677

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Innuovo Technology Co. Ltd., Class A	26,600	$17,690
	Inspur Digital Enterprise Technology Ltd.	216,000	54,224
	Inspur Software Co. Ltd., Class A	6,700	10,382
	Intco Medical Technology Co. Ltd., Class A	20,880	56,658
	Intron Technology Holdings Ltd.	238,000	58,515
*	iQIYI, Inc., ADR	144,800	485,080
	IReader Technology Co. Ltd., Class A	10,100	21,747
	IVD Medical Holding Ltd.	205,000	45,795
	JA Solar Technology Co. Ltd., Class A	69,401	165,245
	Jade Bird Fire Co. Ltd., Class A	27,950	47,285
	Jafron Biomedical Co. Ltd., Class A	11,000	27,402
	Jason Furniture Hangzhou Co. Ltd., Class A	11,570	54,695
	JCET Group Co. Ltd., Class A	34,800	108,696
*Ω	JD Health International, Inc.	72,300	238,574
	JD.com, Inc., Class A	314,447	3,545,746
	Jenkem Technology Co. Ltd., Class A	1,328	13,344
	Jiajiayue Group Co. Ltd., Class A	29,000	42,386
	Jiangling Motors Corp. Ltd., Class A	21,700	63,391
	Jiangsu Azure Corp., Class A	39,600	36,576
*	Jiangsu Canlon Building Materials Co. Ltd., Class A	10,700	14,376
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	60,700	58,128
*	Jiangsu Chuanzhiboke Education Technology Co. Ltd., Class A	10,700	16,184
	Jiangsu Cnano Technology Co. Ltd., Class A	9,258	23,981
	Jiangsu Dingsheng New Energy Materials Co. Ltd., Class A	24,600	31,386
	Jiangsu Eastern Shenghong Co. Ltd., Class A	48,400	66,702
	Jiangsu Expressway Co. Ltd., Class H	302,000	288,343
	Jiangsu Guomao Reducer Co. Ltd., Class A	19,880	31,899
	Jiangsu Guotai International Group Co. Ltd., Class A	79,300	75,513
	Jiangsu Guoxin Corp. Ltd., Class A	27,300	26,676
	Jiangsu Haili Wind Power Equipment Technology Co. Ltd., Class A	7,700	44,966
	Jiangsu Hengli Hydraulic Co. Ltd., Class A	9,826	66,835
*	Jiangsu Hoperun Software Co. Ltd., Class A	5,700	15,553
	Jiangsu Huahong Technology Stock Co. Ltd., Class A	20,400	24,937
	Jiangsu Huaxicun Co. Ltd., Class A	24,600	22,128
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	119,800	60,932
	Jiangsu Jiejie Microelectronics Co. Ltd., Class A	18,300	30,507
	Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	24,600	53,442
	Jiangsu Lihua Animal Husbandry Stock Co. Ltd., Class A	15,014	36,952
	Jiangsu Linyang Energy Co. Ltd., Class A	81,100	62,372
*	Jiangsu Lopal Tech Co. Ltd., Class A	12,500	15,686
	Jiangsu Nata Opto-electronic Material Co. Ltd., Class A	10,200	29,059
	Jiangsu Pacific Quartz Co. Ltd., Class A	6,200	61,791
	Jiangsu Provincial Agricultural Reclamation & Development Corp., Class A	48,000	60,964
	Jiangsu Shagang Co. Ltd., Class A	107,600	49,755
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	49,800	40,704
	Jiangsu Sidike New Material Science & Technology Co. Ltd., Class A	10,500	13,159
	Jiangsu Sopo Chemical Co., Class A	27,700	23,851
	Jiangsu ToLand Alloy Co. Ltd., Class A	11,440	32,713
	Jiangsu Yangnong Chemical Co. Ltd., Class A	11,040	75,635
	Jiangsu Yoke Technology Co. Ltd., Class A	4,300	23,205
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	17,800	79,068
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	90,800	49,578
	Jiangsu Zhongtian Technology Co. Ltd., Class A	56,800	91,576
	Jiangxi Bank Co. Ltd., Class H	294,500	23,292
	Jiangxi Copper Co. Ltd., Class H	260,000	363,618
*	Jiangxi Fushine Pharmaceutical Co. Ltd., Class A	11,200	11,190
	Jiangxi Wannianqing Cement Co. Ltd., Class A	39,900	36,223
	Jiangzhong Pharmaceutical Co. Ltd., Class A	20,600	61,133
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	41,600	28,461

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jiayou International Logistics Co. Ltd., Class A	28,733	$78,652
	Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	25,900	51,044
*	Jilin Chemical Fibre, Class A	59,600	21,166
	Jinchuan Group International Resources Co. Ltd.	1,052,000	76,869
	Jinduicheng Molybdenum Co. Ltd., Class A	54,200	68,938
	Jingjin Equipment, Inc., Class A	20,420	49,805
*	Jinke Smart Services Group Co. Ltd., Class H	11,800	12,477
#	JinkoSolar Holding Co. Ltd., ADR	18,225	478,042
*	Jinneng Holding Shanxi Electric Power Co. Ltd., Class A	91,400	34,709
Ω	Jiumaojiu International Holdings Ltd.	412,000	242,673
	Jiuzhitang Co. Ltd., Class A	24,800	28,236
	JL Mag Rare-Earth Co. Ltd., Class A	8,920	18,367
	JNBY Design Ltd.	94,000	119,985
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	46,400	69,477
	Joinn Laboratories China Co. Ltd., Class A	13,708	31,596
	Jointown Pharmaceutical Group Co. Ltd., Class A	108,342	105,062
*	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A	10,000	30,634
	Joy City Property Ltd.	2,264,000	60,663
	Joyoung Co. Ltd., Class A	28,300	41,616
Ω	JS Global Lifestyle Co. Ltd.	686,000	106,061
	JSTI Group, Class A	36,800	25,253
	Ju Teng International Holdings Ltd.	412,000	65,219
	Juewei Food Co. Ltd., Class A	13,000	36,340
*	Juneyao Airlines Co. Ltd., Class A	42,100	69,807
*	Jutal Offshore Oil Services Ltd.	216,000	13,568
*Ω	JW Cayman Therapeutics Co. Ltd.	68,000	14,640
*	JY Grandmark Holdings Ltd.	13,000	1,660
	Kaishan Group Co. Ltd., Class A	24,500	42,881
*Ω	Kangda International Environmental Co. Ltd.	250,000	8,353
	Kangji Medical Holdings Ltd.	125,500	93,395
	KBC Corp. Ltd., Class A	2,973	18,989
	Keboda Technology Co. Ltd., Class A	4,100	30,567
*	Keeson Technology Corp. Ltd., Class A	9,984	15,256
	Kehua Data Co. Ltd., Class A	17,500	51,296
	Keshun Waterproof Technologies Co. Ltd., Class A	40,400	28,486
*	Kidswant Children Products Co. Ltd., Class A	22,600	20,705
	Kingboard Holdings Ltd.	330,900	588,971
	Kingboard Laminates Holdings Ltd.	589,473	354,284
	KingClean Electric Co. Ltd., Class A	13,020	34,366
*	Kingsoft Cloud Holdings Ltd.	106,000	18,468
	Kingsoft Corp. Ltd.	340,600	828,596
*	Ko Yo Chemical Group Ltd.	2,964,000	31,164
	Konfoong Materials International Co. Ltd., Class A	2,600	14,241
*	Kong Sun Holdings Ltd.	650,000	1,627
*	Konka Group Co. Ltd., Class A	48,100	21,027
	KPC Pharmaceuticals, Inc., Class A	26,900	68,864
*	Kuang-Chi Technologies Co. Ltd., Class A	15,700	26,056
	Kunlun Energy Co. Ltd.	1,600,000	1,433,435
*	Kunlun Tech Co. Ltd., Class A	6,700	27,830
	Kunshan Dongwei Technology Co. Ltd., Class A	2,852	13,862
	Kunshan Kinglai Hygienic Materials Co. Ltd., Class A	10,800	31,004
#*	KWG Group Holdings Ltd.	660,830	37,371
*	KWG Living Group Holdings Ltd.	396,915	18,386
*	Lakala Payment Co. Ltd., Class A	25,500	46,462
*	Lancy Co. Ltd., Class A	6,700	16,299
	Lao Feng Xiang Co. Ltd., Class A	12,900	111,383
	Laobaixing Pharmacy Chain JSC, Class A	19,012	71,858
	Launch Tech Co. Ltd., Class H	30,500	6,669
	LB Group Co. Ltd., Class A	49,500	111,087

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Lee & Man Paper Manufacturing Ltd.	764,000	$205,557
	Lee's Pharmaceutical Holdings Ltd.	163,500	27,900
Ω	Legend Holdings Corp., Class H	374,100	298,146
	Lenovo Group Ltd.	2,606,000	2,728,666
	Lens Technology Co. Ltd., Class A	87,600	127,428
*	Leo Group Co. Ltd., Class A	189,800	54,420
	Leoch International Technology Ltd.	111,000	16,419
	Lepu Medical Technology Beijing Co. Ltd., Class A	27,607	50,426
	Levima Advanced Materials Corp., Class A	14,200	28,433
	LexinFintech Holdings Ltd., ADR	47,187	85,408
	Leyard Optoelectronic Co. Ltd., Class A	46,400	29,176
#*	Li Auto, Inc., ADR	1,730	47,886
*	Li Auto, Inc., Class A	28,000	387,042
	Li Ning Co. Ltd.	918,000	1,961,144
	Lianhe Chemical Technology Co. Ltd., Class A	42,500	39,859
*	Liao Ning Oxiranchem, Inc., Class A	23,500	16,750
	Liaoning Cheng Da Co. Ltd., Class A	21,500	30,968
	Liaoning Port Co. Ltd., Class H	580,000	44,648
	Lier Chemical Co. Ltd., Class A	43,792	59,533
*	Lifetech Scientific Corp.	1,074,000	234,821
*	Lingbao Gold Group Co. Ltd., Class H	112,000	22,846
*	LingNan Eco&Culture-Tourism Co. Ltd., Class A	36,200	12,384
	Lingyi iTech Guangdong Co., Class A	127,100	83,983
*	Liuzhou Iron & Steel Co. Ltd., Class A	71,240	28,968
	Livzon Pharmaceutical Group, Inc., Class H	77,771	236,751
	Lizhong Sitong Light Alloys Group Co. Ltd., Class A	22,600	48,263
	LK Technology Holdings Ltd.	229,500	89,884
	Loncin Motor Co. Ltd., Class A	64,300	41,065
Ω	Longfor Group Holdings Ltd.	774,500	858,770
	Longhua Technology Group Luoyang Co. Ltd., Class A	20,300	15,567
	LONGi Green Energy Technology Co. Ltd., Class A	116,200	313,258
	Longshine Technology Group Co. Ltd., Class A	29,300	44,101
	Lonking Holdings Ltd.	1,008,000	163,142
	Luenmei Quantum Co. Ltd., Class A	96,100	75,178
	Luolai Lifestyle Technology Co. Ltd., Class A	28,400	34,930
	Luoniushan Co. Ltd., Class A	54,300	37,457
*	Luoxin Pharmaceuticals Group Stock Co. Ltd., Class A	29,100	17,652
	Luoyang Xinqianglian Slewing Bearing Co. Ltd., Class A	8,610	27,064
*	Lushang Freda Pharmaceutical Co. Ltd., Class A	20,300	21,297
	Luxi Chemical Group Co. Ltd., Class A	64,000	82,396
	Luxshare Precision Industry Co. Ltd., Class A	95,318	338,010
*Ω	Luye Pharma Group Ltd.	858,500	288,326
#*	LVGEM China Real Estate Investment Co. Ltd.	258,000	19,958
	Maanshan Iron & Steel Co. Ltd., Class H	696,000	105,233
	Maccura Biotechnology Co. Ltd., Class A	28,400	46,445
	Mango Excellent Media Co. Ltd., Class A	41,800	124,513
*Ω	Maoyan Entertainment	146,000	159,362
	Mayinglong Pharmaceutical Group Co. Ltd., Class A	14,500	43,352
#Ω	Meitu, Inc.	332,000	98,342
*Ω	Meituan, Class B	282,560	2,272,693
	M-Grass Ecology & Environment Group Co. Ltd., Class A	42,800	18,682
#*	Microport Scientific Corp.	19,400	14,327
#Ω	Midea Real Estate Holding Ltd.	173,600	93,008
	Milkyway Chemical Supply Chain Service Co. Ltd., Class A	7,200	41,134
	Min Xin Holdings Ltd.	66,000	23,413
	Ming Yang Smart Energy Group Ltd., Class A	31,678	39,700
*	Ming Yuan Cloud Group Holdings Ltd.	282,000	74,961
*	Mingfa Group International Co. Ltd.	374,000	10,069
	MINISO Group Holding Ltd.	64,800	274,072

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Minmetals Land Ltd.	687,644	$23,954
Ω	Minsheng Education Group Co. Ltd.	428,000	13,458
	Minth Group Ltd.	398,000	645,131
	MLS Co. Ltd., Class A	70,500	68,016
*	MMG Ltd.	2,134,000	542,591
*Ω	Mobvista, Inc.	182,000	66,430
	Monalisa Group Co. Ltd., Class A	20,500	32,319
*Ω	Mulsanne Group Holding Ltd.	40,000	5,066
	Muyuan Foods Co. Ltd., Class A	107,154	526,673
*††	Myhome Real Estate Development Group Co. Ltd., Class A	111,200	3,407
	MYS Group Co. Ltd., Class A	75,800	31,233
*	NanJi E-Commerce Co. Ltd., Class A	73,286	31,164
	Nanjing Hanrui Cobalt Co. Ltd., Class A	10,500	31,531
	Nanjing Iron & Steel Co. Ltd., Class A	220,400	113,568
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	26,191	47,516
*	Nanjing Sample Technology Co. Ltd., Class H	67,000	7,920
	Nanjing Xinjiekou Department Store Co. Ltd., Class A	44,800	37,834
	Nantong Jianghai Capacitor Co. Ltd., Class A	26,300	51,330
	NARI Technology Co. Ltd., Class A	78,868	230,684
*	National Silicon Industry Group Co. Ltd., Class A	10,831	21,380
	NAURA Technology Group Co. Ltd., Class A	2,700	85,407
*	NavInfo Co. Ltd., Class A	41,100	37,134
	NetDragon Websoft Holdings Ltd.	168,500	230,796
	NetEase, Inc.	153,100	2,975,974
	New China Life Insurance Co. Ltd., Class H	284,600	507,907
	New Hope Dairy Co. Ltd., Class A	22,900	30,261
*	New Hope Liuhe Co. Ltd., Class A	35,900	40,937
*	Newborn Town, Inc.	140,000	32,229
	Newland Digital Technology Co. Ltd., Class A	12,400	27,258
	Nexteer Automotive Group Ltd.	546,000	247,404
*	Nine Dragons Paper Holdings Ltd.	858,000	317,878
	Ninestar Corp., Class A	15,891	42,847
	Ningbo BaoSi Energy Equipment Co. Ltd., Class A	17,700	14,437
	Ningbo Haitian Precision Machinery Co. Ltd., Class A	11,000	31,764
	Ningbo Huaxiang Electronic Co. Ltd., Class A	37,000	58,328
	Ningbo Joyson Electronic Corp., Class A	35,893	72,295
	Ningbo Orient Wires & Cables Co. Ltd., Class A	12,400	61,032
	Ningbo Ronbay New Energy Technology Co. Ltd., Class A	15,307	60,663
	Ningbo Tuopu Group Co. Ltd., Class A	6,800	46,198
	Ningbo Xusheng Group Co. Ltd., Class A	12,908	24,205
	Ningbo Yunsheng Co. Ltd., Class A	21,900	17,046
	Ningbo Zhoushan Port Co. Ltd., Class A	63,480	31,668
#*	NIO, Inc., Class A	70,830	397,560
#*	Niu Technologies, Sponsored ADR	20,055	35,297
	Noah Holdings Ltd., Sponsored ADR	1,324	15,623
	Norinco International Cooperation Ltd., Class A	37,780	57,163
	North Huajin Chemical Industries Co. Ltd., Class A	61,700	43,142
	Northeast Securities Co. Ltd., Class A	32,000	29,799
	Northking Information Technology Co. Ltd., Class A	12,152	23,130
	NSFOCUS Technologies Group Co. Ltd., Class A	18,700	16,938
	Ocean's King Lighting Science & Technology Co. Ltd., Class A	20,100	16,280
*Ω	Ocumension Therapeutics	100,500	64,719
*	Offcn Education Technology Co. Ltd., Class A	141,700	69,630
	Offshore Oil Engineering Co. Ltd., Class A	103,100	80,372
	Olympic Circuit Technology Co. Ltd., Class A	22,300	42,414
	Oppein Home Group, Inc., Class A	9,163	78,257
	Opple Lighting Co. Ltd., Class A	13,901	30,538
	ORG Technology Co. Ltd., Class A	109,700	58,204
*	Orient Group, Inc., Class A	151,400	36,279

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Orient Overseas International Ltd.	51,000	$761,338
Ω	Orient Securities Co. Ltd., Class H	178,800	69,656
*	Oriental Energy Co. Ltd., Class A	26,500	35,848
	Oriental Pearl Group Co. Ltd., Class A	55,600	52,880
*	Ourpalm Co. Ltd., Class A	28,800	17,659
	Ovctek China, Inc., Class A	19,345	46,944
*	Overseas Chinese Town Asia Holdings Ltd.	6,000	165
	Pacific Online Ltd.	173,000	10,745
*	Pacific Securities Co. Ltd., Class A	125,700	56,354
	Pacific Shuanglin Bio-pharmacy Co. Ltd., Class A	9,600	32,279
*	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	103,100	40,523
	PAX Global Technology Ltd.	414,000	289,333
*	PCI Technology Group Co. Ltd., Class A	71,280	45,471
*	PDD Holdings, Inc., ADR	64,945	8,239,572
*Ω	Peijia Medical Ltd.	134,000	77,011
*	Peking University Resources Holdings Co. Ltd.	1,790,000	17,009
*	Pengdu Agriculture & Animal Husbandry Co. Ltd., Class A	235,900	40,724
	People.cn Co. Ltd., Class A	4,600	13,795
	People's Insurance Co. Group of China Ltd. , Class H	1,229,000	382,069
	Perfect World Co. Ltd., Class A	35,800	47,674
	PharmaBlock Sciences Nanjing, Inc., Class A	5,600	21,658
	PhiChem Corp., Class A	22,700	36,123
*	Phoenix Media Investment Holdings Ltd.	466,000	13,370
	PICC Property & Casualty Co. Ltd., Class H	1,697,582	2,111,562
	Ping An Bank Co. Ltd., Class A	329,500	434,555
#*Ω	Ping An Healthcare & Technology Co. Ltd.	215,200	308,972
	Ping An Insurance Group Co. of China Ltd., Class H	1,655,500	6,958,962
	PNC Process Systems Co. Ltd., Class A	14,520	47,912
	Poly Developments & Holdings Group Co. Ltd., Class A	86,700	115,704
	Poly Property Group Co. Ltd.	1,052,860	192,548
	Poly Property Services Co. Ltd., Class H	80,800	286,639
	Pony Testing International Group Co. Ltd., Class A	17,770	21,142
Ω	Pop Mart International Group Ltd.	152,600	342,225
Ω	Postal Savings Bank of China Co. Ltd., Class H	2,017,000	969,994
	Pou Sheng International Holdings Ltd.	1,282,687	96,931
	Power Construction Corp. of China Ltd., Class A	246,300	172,716
	Prinx Chengshan Holdings Ltd.	89,500	81,392
#	Productive Technologies Co. Ltd.	390,000	18,689
	PW Medtech Group Ltd.	223,000	21,274
	Pylon Technologies Co. Ltd., Class A	5,027	56,009
*	Q Technology Group Co. Ltd.	263,000	92,797
	Qianhe Condiment & Food Co. Ltd., Class A	26,348	51,298
	Qifu Technology, Inc., ADR	65,129	934,601
	Qingdao East Steel Tower Stock Co. Ltd., Class A	45,500	41,622
	Qingdao Eastsoft Communication Technology Co. Ltd., Class A	20,000	30,555
	Qingdao Gon Technology Co. Ltd., Class A	16,100	39,486
	Qingdao Haier Biomedical Co. Ltd., Class A	11,561	45,612
	Qingdao Hanhe Cable Co. Ltd., Class A	120,400	58,218
	Qingdao Hiron Commercial Cold Chain Co. Ltd., Class A	13,860	25,182
Ω	Qingdao Port International Co. Ltd., Class H	72,000	40,297
*	Qingdao Rural Commercial Bank Corp., Class A	203,900	74,123
*	Qingdao Sentury Tire Co. Ltd., Class A	12,300	48,828
	Qingdao TGOOD Electric Co. Ltd., Class A	16,500	38,707
	Qingdao Topscomm Communication, Inc., Class A	24,800	25,336
*	Qinghai Salt Lake Industry Co. Ltd., Class A	54,700	109,260
*	Qingling Motors Co. Ltd., Class H	384,000	31,379
*	Qudian, Inc., Sponsored ADR	48,097	99,080
	Queclink Wireless Solutions Co. Ltd., Class A	12,720	14,951
	Quectel Wireless Solutions Co. Ltd., Class A	8,260	39,897

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#*	Radiance Holdings Group Co. Ltd.	320,000	$123,636
	Rainbow Digital Commercial Co. Ltd., Class A	48,600	33,506
*	Rastar Group, Class A	34,300	13,808
	Raytron Technology Co. Ltd., Class A	6,778	31,233
	Red Avenue New Materials Group Co. Ltd., Class A	5,400	17,938
Ω	Red Star Macalline Group Corp. Ltd., Class H	300,407	69,762
#*††Ω	Redco Properties Group Ltd.	630,000	40,292
	Renhe Pharmacy Co. Ltd., Class A	57,900	46,167
*	Renrui Human Resources Technology Holdings Ltd.	34,000	22,022
	Rianlon Corp., Class A	10,100	30,560
	Richinfo Technology Co. Ltd., Class A	16,300	34,152
	Risen Energy Co. Ltd., Class A	29,000	59,477
*	RiseSun Real Estate Development Co. Ltd., Class A	170,603	36,679
	Riyue Heavy Industry Co. Ltd., Class A	41,200	55,609
	Rongan Property Co. Ltd., Class A	52,800	17,062
*	Roshow Technology Co. Ltd., Class A	52,700	37,694
	Ruida Futures Co. Ltd., Class A	13,500	23,651
	Runjian Co. Ltd., Class A	10,100	40,793
	SAIC Motor Corp. Ltd., Class A	63,100	120,281
	Sailun Group Co. Ltd., Class A	60,200	101,213
	Sanan Optoelectronics Co. Ltd., Class A	11,600	17,769
*	SanFeng Intelligent Equipment Group Co. Ltd., Class A	68,100	31,973
*	Sangfor Technologies, Inc., Class A	1,700	12,919
	Sanquan Food Co. Ltd., Class A	21,004	33,734
	Sansteel Minguang Co. Ltd. Fujian, Class A	113,200	58,509
	Sansure Biotech, Inc., Class A	20,607	51,676
	Sany Heavy Equipment International Holdings Co. Ltd.	519,000	337,790
	Sany Heavy Industry Co. Ltd., Class A	35,700	65,115
*	Satellite Chemical Co. Ltd., Class A	79,857	152,034
	Sealand Securities Co. Ltd., Class A	112,300	50,553
#*	Seazen Group Ltd.	1,277,333	175,647
*	Seazen Holdings Co. Ltd., Class A	31,300	43,139
#	S-Enjoy Service Group Co. Ltd.	173,000	57,296
	SF Holding Co. Ltd., Class A	72,867	358,763
	Shandong Bohui Paper Industrial Co. Ltd., Class A	36,400	26,356
	Shandong Buchang Pharmaceuticals Co. Ltd., Class A	14,718	31,020
#*	Shandong Chenming Paper Holdings Ltd., Class H	105,000	21,859
	Shandong Dawn Polymer Co. Ltd., Class A	17,300	23,587
	Shandong Dongyue Organosilicon Material Co. Ltd., Class A	37,300	34,425
Ω	Shandong Gold Mining Co. Ltd., Class H	131,000	188,600
	Shandong Head Group Co. Ltd., Class A	11,700	24,231
	Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	12,300	45,737
	Shandong Hi-speed Co. Ltd., Class A	35,300	37,526
	Shandong Hi-Speed New Energy Group Ltd.	220,000	51,529
	Shandong Hi-Speed Road & Bridge Co. Ltd., Class A	41,800	31,300
	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	37,330	126,724
*	Shandong Humon Smelting Co. Ltd., Class A	45,300	57,952
	Shandong Jincheng Pharmaceutical Group Co. Ltd., Class A	12,600	22,567
	Shandong Linglong Tyre Co. Ltd., Class A	33,300	90,998
	Shandong Nanshan Aluminum Co. Ltd., Class A	179,300	71,629
	Shandong New Beiyang Information Technology Co. Ltd., Class A	15,500	12,573
	Shandong Pharmaceutical Glass Co. Ltd., Class A	16,400	53,836
	Shandong Publishing & Media Co. Ltd., Class A	47,900	64,814
	Shandong Sun Paper Industry JSC Ltd., Class A	85,761	145,198
	Shandong Weifang Rainbow Chemical Co. Ltd., Class A	4,700	35,361
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	1,116,400	713,159
*	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd., Class A	37,100	51,464
	Shanghai Aiko Solar Energy Co. Ltd., Class A	45,100	86,945
	Shanghai AJ Group Co. Ltd., Class A	54,031	35,665

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shanghai AtHub Co. Ltd., Class A	19,880	$43,591
	Shanghai Bailian Group Co. Ltd., Class A	64,100	77,589
	Shanghai Baolong Automotive Corp., Class A	7,700	44,911
	Shanghai Baosight Software Co. Ltd., Class A	13,821	78,902
	Shanghai Belling Co. Ltd., Class A	24,200	40,630
	Shanghai Chinafortune Co. Ltd., Class A	14,500	28,274
	Shanghai Construction Group Co. Ltd., Class A	232,300	75,136
	Shanghai Daimay Automotive Interior Co. Ltd., Class A	16,065	27,572
	Shanghai Dazhong Public Utilities Group Co. Ltd., Class H	98,000	14,425
	Shanghai Fengyuzhu Culture & Technology Co. Ltd., Class A	12,800	20,261
#	Shanghai Fudan Microelectronics Group Co. Ltd., Class H	99,000	118,042
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd., Class H	81,000	22,804
	Shanghai Fullhan Microelectronics Co. Ltd., Class A	6,490	27,317
	Shanghai Ganglian E-Commerce Holdings Co. Ltd., Class A	8,232	23,496
	Shanghai Gench Education Group Ltd.	34,500	14,003
	Shanghai Hanbell Precise Machinery Co. Ltd., Class A	20,300	49,993
Ω	Shanghai Haohai Biological Technology Co. Ltd., Class H	9,800	40,715
*Ω	Shanghai Henlius Biotech, Inc., Class H	7,100	12,223
	Shanghai Industrial Development Co. Ltd., Class A	57,300	29,110
	Shanghai Industrial Holdings Ltd.	237,000	290,327
	Shanghai Industrial Urban Development Group Ltd.	918,400	40,045
	Shanghai INT Medical Instruments Co. Ltd., Class H	24,000	86,330
*	Shanghai International Airport Co. Ltd., Class A	3,900	18,006
	Shanghai Jahwa United Co. Ltd., Class A	7,900	19,728
	Shanghai Jinjiang International Hotels Co. Ltd., Class A	11,700	41,258
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class A	14,400	26,121
*	Shanghai Kinetic Medical Co. Ltd., Class A	33,000	23,551
	Shanghai Liangxin Electrical Co. Ltd., Class A	39,200	38,130
*	Shanghai Lily & Beauty Cosmetics Co. Ltd., Class A	10,600	13,602
	Shanghai Lingang Holdings Corp. Ltd., Class A	23,100	31,626
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	19,200	24,250
	Shanghai M&G Stationery, Inc., Class A	18,000	76,823
	Shanghai Maling Aquarius Co. Ltd., Class A	27,900	23,645
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	23,800	36,470
	Shanghai Medicilon, Inc., Class A	3,931	23,249
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd., Class A	1,784	39,674
	Shanghai Moons' Electric Co. Ltd., Class A	3,900	20,175
	Shanghai Pioneer Holding Ltd.	119,000	26,237
	Shanghai Pret Composites Co. Ltd., Class A	18,500	22,488
	Shanghai Pudong Construction Co. Ltd., Class A	44,500	43,032
	Shanghai Pudong Development Bank Co. Ltd., Class A	248,100	236,232
	Shanghai Putailai New Energy Technology Co. Ltd., Class A	22,053	50,542
	Shanghai QiFan Cable Co. Ltd., Class A	16,100	34,406
	Shanghai RAAS Blood Products Co. Ltd., Class A	60,900	54,596
	Shanghai Runda Medical Technology Co. Ltd., Class A	21,100	44,186
	Shanghai Rural Commercial Bank Co. Ltd., Class A	61,900	54,525
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	48,100	58,060
	Shanghai Sinyang Semiconductor Materials Co. Ltd., Class A	9,800	39,381
	Shanghai Stonehill Technology Co. Ltd., Class A	59,600	20,501
	Shanghai Tongji Science & Technology Industrial Co. Ltd., Class A	17,036	20,076
	Shanghai Tunnel Engineering Co. Ltd., Class A	90,800	75,173
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	35,000	49,516
	Shanghai Wanye Enterprises Co. Ltd., Class A	20,700	34,297
	Shanghai Yaoji Technology Co. Ltd., Class A	15,500	43,351
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	60,600	52,640
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	10,181	22,564
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	63,400	37,784
	Shanxi Coking Co. Ltd., Class A	102,580	67,318
	Shanxi Securities Co. Ltd., Class A	59,800	41,251

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shanxi Taigang Stainless Steel Co. Ltd., Class A	83,500	$41,503
*	Shanying International Holding Co. Ltd., Class A	183,800	43,727
*	Shengda Resources Co. Ltd., Class A	32,200	38,694
	Shenghe Resources Holding Co. Ltd., Class A	23,500	26,984
#*Ω	Shengjing Bank Co. Ltd., Class H	128,000	11,435
	Shengyi Technology Co. Ltd., Class A	26,500	53,046
	Shengyuan Environmental Protection Co. Ltd., Class A	14,200	25,453
	Shennan Circuits Co. Ltd., Class A	7,916	58,265
Ω	Shenwan Hongyuan Group Co. Ltd., Class H	162,400	28,048
	Shenyang Xingqi Pharmaceutical Co. Ltd., Class A	1,960	39,392
	Shenzhen Agricultural Products Group Co. Ltd., Class A	62,000	50,402
*	Shenzhen Airport Co. Ltd., Class A	81,000	69,909
	Shenzhen Aisidi Co. Ltd., Class A	47,700	53,810
	Shenzhen Capchem Technology Co. Ltd., Class A	10,080	52,228
	Shenzhen Center Power Tech Co. Ltd., Class A	9,100	14,987
	Shenzhen Cereals Holdings Co. Ltd., Class A	28,900	26,885
	Shenzhen Click Technology Co. Ltd., Class A	13,300	18,543
	Shenzhen Colibri Technologies Co. Ltd., Class A	18,200	31,673
	Shenzhen Das Intellitech Co. Ltd., Class A	81,600	30,823
	Shenzhen Desay Battery Technology Co., Class A	17,193	48,930
	Shenzhen Dynanonic Co. Ltd., Class A	7,374	42,633
	Shenzhen Envicool Technology Co. Ltd., Class A	16,700	44,694
*	Shenzhen Everwin Precision Technology Co. Ltd., Class A	46,080	53,945
	Shenzhen Expressway Corp. Ltd., Class H	216,000	173,365
	Shenzhen Fastprint Circuit Tech Co. Ltd., Class A	15,700	22,579
*	Shenzhen FRD Science & Technology Co. Ltd., Class A	21,000	33,502
	Shenzhen Gas Corp. Ltd., Class A	60,600	53,689
	Shenzhen Gongjin Electronics Co. Ltd., Class A	23,900	21,826
	Shenzhen H&T Intelligent Control Co. Ltd., Class A	33,800	48,064
	Shenzhen Heungkong Holding Co. Ltd., Class A	109,100	25,077
	Shenzhen Huaqiang Industry Co. Ltd., Class A	39,200	50,870
	Shenzhen Inovance Technology Co. Ltd., Class A	7,450	58,103
	Shenzhen International Holdings Ltd.	715,917	589,197
	Shenzhen Investment Holdings Bay Area Development Co. Ltd.	96,500	17,385
	Shenzhen Investment Ltd.	1,378,668	194,116
	Shenzhen Jieshun Science & Technology Industry Co. Ltd., Class A	14,800	16,253
	Shenzhen Jufei Optoelectronics Co. Ltd., Class A	65,400	39,257
	Shenzhen Kaifa Technology Co. Ltd., Class A	21,000	34,853
	Shenzhen Kangtai Biological Products Co. Ltd., Class A	5,560	16,185
	Shenzhen Kedali Industry Co. Ltd., Class A	5,600	52,734
	Shenzhen Kingdom Sci-Tech Co. Ltd., Class A	15,500	22,268
	Shenzhen Kingkey Smart Agriculture Times Co. Ltd., Class A	24,233	57,033
	Shenzhen Kinwong Electronic Co. Ltd., Class A	19,300	46,712
	Shenzhen Kstar Science & Technology Co. Ltd., Class A	15,500	43,141
	Shenzhen Laibao Hi-tech Co. Ltd., Class A	24,100	26,892
	Shenzhen Leaguer Co. Ltd., Class A	46,673	41,931
	Shenzhen Megmeet Electrical Co. Ltd., Class A	20,400	55,441
	Shenzhen Microgate Technology Co. Ltd., Class A	34,500	34,067
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	13,200	494,173
	Shenzhen MTC Co. Ltd., Class A	133,018	87,744
*	Shenzhen Neptunus Bioengineering Co. Ltd., Class A	105,500	37,173
	Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	5,900	56,804
	Shenzhen New Nanshan Holding Group Co. Ltd., Class A	65,600	25,077
*	Shenzhen Overseas Chinese Town Co. Ltd., Class A	104,500	43,002
	Shenzhen Properties & Resources Development Group Ltd., Class A	17,800	21,359
	Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	12,287	44,396
	Shenzhen SC New Energy Technology Corp., Class A	7,600	59,880
	Shenzhen SED Industry Co. Ltd., Class A	20,800	50,897
	Shenzhen SEG Co. Ltd., Class A	21,500	20,555

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shenzhen Senior Technology Material Co. Ltd., Class A	33,643	$50,977
	Shenzhen Sunlord Electronics Co. Ltd., Class A	13,900	42,880
	Shenzhen Sunnypol Optoelectronics Co. Ltd., Class A	5,000	15,732
	Shenzhen Suntak Circuit Technology Co. Ltd., Class A	49,600	52,034
	Shenzhen Sunway Communication Co. Ltd., Class A	17,300	40,266
	Shenzhen Tagen Group Co. Ltd., Class A	100,200	62,938
	Shenzhen Topband Co. Ltd., Class A	49,000	49,362
	Shenzhen Transsion Holdings Co. Ltd., Class A	3,442	65,519
	Shenzhen Weiguang Biological Products Co. Ltd., Class A	4,500	16,607
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	48,800	40,002
*	Shenzhen World Union Group, Inc., Class A	101,200	29,324
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	67,416	43,014
	Shenzhen Yinghe Technology Co. Ltd., Class A	23,900	49,053
	Shenzhen Ysstech Info-tech Co. Ltd., Class A	17,600	14,517
	Shenzhen YUTO Packaging Technology Co. Ltd., Class A	26,147	84,315
	Shenzhen Zhenye Group Co. Ltd., Class A	55,400	32,229
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	140,000	77,432
	Shenzhou International Group Holdings Ltd.	87,100	775,661
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A	47,600	50,394
	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	29,713	81,495
*††	Shimao Group Holdings Ltd.	49,856	2,815
	Shinghwa Advanced Material Group Co. Ltd., Class A	9,300	44,753
	Shinva Medical Instrument Co. Ltd., Class A	21,300	59,357
*	Shouhang High-Tech Energy Co. Ltd., Class A	73,300	20,397
	Shui On Land Ltd.	1,869,521	167,773
*	Siasun Robot & Automation Co. Ltd., Class A	12,300	15,676
	Sichuan Chengfei Integration Technology Corp., Class A	16,200	33,437
	Sichuan Chuantou Energy Co. Ltd., Class A	26,900	58,212
	Sichuan Development Lomon Co. Ltd., Class A	78,700	64,219
	Sichuan Expressway Co. Ltd., Class H	284,000	90,805
	Sichuan Furong Technology Co. Ltd., Class A	11,570	16,064
*	Sichuan Haite High-tech Co. Ltd., Class A	31,856	31,738
	Sichuan Hebang Biotechnology Co. Ltd., Class A	281,700	89,843
*	Sichuan Hexie Shuangma Co. Ltd., Class A	19,600	44,061
	Sichuan Jiuyuan Yinhai Software Co. Ltd., Class A	5,200	13,208
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	25,700	82,833
*	Sichuan Lutianhua Co. Ltd., Class A	74,800	40,616
*	Sichuan New Energy Power Co. Ltd., Class A	29,600	41,275
	Sichuan Road & Bridge Group Co. Ltd., Class A	162,680	182,165
	Sichuan Teway Food Group Co. Ltd., Class A	25,960	40,349
	Sichuan Yahua Industrial Group Co. Ltd., Class A	51,500	69,529
	Sieyuan Electric Co. Ltd., Class A	9,000	63,462
#	Sihuan Pharmaceutical Holdings Group Ltd.	1,954,000	135,020
*	SIM Technology Group Ltd.	348,000	12,233
Ω	Simcere Pharmaceutical Group Ltd.	264,000	175,899
	Sineng Electric Co. Ltd., Class A	5,800	18,843
	Sino Biopharmaceutical Ltd.	3,735,000	1,347,723
	Sinocare, Inc., Class A	8,200	27,186
	Sinochem International Corp., Class A	81,480	44,859
	Sinofert Holdings Ltd.	1,130,000	124,386
	Sinofibers Technology Co. Ltd., Class A	18,800	54,711
*	Sinolink Worldwide Holdings Ltd.	1,274,400	15,242
	Sinoma International Engineering Co., Class A	68,000	105,632
	Sinoma Science & Technology Co. Ltd., Class A	32,314	64,029
	Sinomach Automobile Co. Ltd., Class A	42,800	42,738
	Sinomine Resource Group Co. Ltd., Class A	23,414	101,784
	Sinopec Kantons Holdings Ltd.	548,000	241,099
*	Sinopec Shanghai Petrochemical Co. Ltd., Class H	1,596,000	216,417
	Sinopharm Group Co. Ltd., Class H	572,400	1,505,116

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Sino-Platinum Metals Co. Ltd., Class A	28,678	$52,004
	Sinoseal Holding Co. Ltd., Class A	7,200	31,773
	Sinosoft Co. Ltd., Class A	11,300	37,139
	Sinosteel Engineering & Technology Co. Ltd., Class A	45,800	43,305
	Sinotrans Ltd., Class H	1,128,000	470,571
	Sinotruk Hong Kong Ltd.	252,000	572,341
	Sinotruk Jinan Truck Co. Ltd., Class A	23,086	44,961
*	Skshu Paint Co. Ltd., Class A	10,280	51,570
	Skyworth Digital Co. Ltd., Class A	33,900	47,193
	Skyworth Group Ltd.	650,945	206,352
	Sobute New Materials Co. Ltd., Class A	21,600	25,768
*	SOHO China Ltd.	1,086,412	90,639
	Songcheng Performance Development Co. Ltd., Class A	30,800	38,179
	Sonoscape Medical Corp., Class A	5,730	28,619
	SooChow Securities Co. Ltd., Class A	42,710	40,044
#*††	South Manganese Investment Ltd.	474,000	11,277
	Southwest Securities Co. Ltd., Class A	83,700	43,072
	SPIC Industry-Finance Holdings Co. Ltd., Class A	34,600	18,255
*	Spring Airlines Co. Ltd., Class A	8,700	63,409
*	SPT Energy Group, Inc.	484,000	12,006
	SSY Group Ltd.	669,719	363,901
	StarPower Semiconductor Ltd., Class A	1,300	23,033
	State Grid Information & Communication Co. Ltd., Class A	30,700	63,134
*	STO Express Co. Ltd., Class A	63,400	61,538
*	Strawbear Entertainment Group	61,000	3,257
	Sumavision Technologies Co. Ltd., Class A	57,800	33,568
	Sun Art Retail Group Ltd.	1,229,500	151,160
#*	Sun King Technology Group Ltd.	470,000	66,667
	Sunflower Pharmaceutical Group Co. Ltd., Class A	27,141	86,179
	Sungrow Power Supply Co. Ltd., Class A	23,600	257,728
	Suning Universal Co. Ltd., Class A	121,700	40,386
	Sunny Optical Technology Group Co. Ltd.	155,600	956,377
	Sunresin New Materials Co. Ltd., Class A	8,480	52,119
*††Ω	Sunshine 100 China Holdings Ltd.	120,000	971
*	Sunward Intelligent Equipment Co. Ltd., Class A	33,300	30,663
*	Sunwave Communications Co. Ltd., Class A	15,500	11,919
	Sunwoda Electronic Co. Ltd., Class A	32,400	52,676
	Suofeiya Home Collection Co. Ltd., Class A	20,320	43,959
	SUPCON Technology Co. Ltd., Class A	3,371	16,576
	Suplet Power Co. Ltd., Class A	14,710	20,523
	Suzhou Anjie Technology Co. Ltd., Class A	22,800	34,882
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	44,400	77,188
	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	94,150	45,406
	Suzhou Good-Ark Electronics Co. Ltd., Class A	15,200	17,564
	Suzhou Maxwell Technologies Co. Ltd., Class A	3,040	43,466
	Suzhou Secote Precision Electronic Co. Ltd., Class A	6,800	57,202
	Suzhou SLAC Precision Equipment Co. Ltd., Class A	21,300	20,976
	Suzhou TFC Optical Communication Co. Ltd., Class A	4,040	48,101
	SY Holdings Group Ltd.	194,000	108,185
	Symphony Holdings Ltd.	690,000	73,343
	Taiji Computer Corp. Ltd., Class A	12,479	39,354
*	Talkweb Information System Co. Ltd., Class A	9,000	14,339
	Tangrenshen Group Co. Ltd., Class A	58,137	47,596
	TangShan Port Group Co. Ltd., Class A	125,030	70,380
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	116,000	81,310
*	Tansun Technology Co. Ltd., Class A	11,500	18,076
	Tasly Pharmaceutical Group Co. Ltd., Class A	17,300	34,618
	Tayho Advanced Materials Group Co. Ltd., Class A	19,000	28,673
	TCL Electronics Holdings Ltd.	443,666	138,670

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	TCL Technology Group Corp., Class A	256,960	$144,986
	TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	72,178	123,638
	Telling Telecommunication Holding Co. Ltd., Class A	34,400	35,420
	Ten Pao Group Holdings Ltd.	172,000	20,663
	Tencent Holdings Ltd.	1,119,900	38,873,185
*	Tencent Music Entertainment Group, ADR	116,566	1,095,720
	Tenfu Cayman Holdings Co. Ltd.	66,000	37,434
	Three Squirrels, Inc., Class A	16,400	39,613
	Three's Co. Media Group Co. Ltd., Class A	5,246	37,165
	Thunder Software Technology Co. Ltd., Class A	3,200	22,346
	Tian An China Investment Co. Ltd.	209,000	90,275
	Tian Di Science & Technology Co. Ltd., Class A	90,900	72,599
#	Tian Lun Gas Holdings Ltd.	80,000	37,045
	Tiande Chemical Holdings Ltd.	252,000	36,562
	Tiangong International Co. Ltd.	772,000	166,055
	Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	16,000	55,435
	Tianjin Capital Environmental Protection Group Co. Ltd., Class H	130,000	43,693
	Tianjin Development Holdings Ltd.	186,000	34,562
	Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd., Class A	7,200	26,409
	Tianjin Port Development Holdings Ltd.	1,068,000	64,877
	Tianjin Ringpu Bio-Technology Co. Ltd., Class A	18,500	34,565
	Tianjin Teda Co. Ltd., Class A	79,200	39,183
	Tianjin You Fa Steel Pipe Group Stock Co. Ltd., Class A	49,500	39,649
*	Tianma Microelectronics Co. Ltd., Class A	52,549	60,823
#	Tianneng Power International Ltd.	396,000	307,391
	Tianshan Aluminum Group Co. Ltd., Class A	134,487	98,079
	Tianshui Huatian Technology Co. Ltd., Class A	54,302	49,255
††	Tianyun International Holdings Ltd.	138,000	57,340
	Tibet Cheezheng Tibetan Medicine Co. Ltd., Class A	4,800	12,641
	Tibet Rhodiola Pharmaceutical Holding Co., Class A	7,300	40,086
*	Tibet Tianlu Co. Ltd., Class A	34,710	18,203
	Tingyi Cayman Islands Holding Corp.	554,000	551,639
*	Titan Wind Energy Suzhou Co. Ltd., Class A	42,500	52,833
	TK Group Holdings Ltd.	102,000	17,597
	Tofflon Science & Technology Group Co. Ltd., Class A	24,100	45,941
	Toly Bread Co. Ltd., Class A	55,220	50,230
	Tomson Group Ltd.	248,944	46,542
	Tong Ren Tang Technologies Co. Ltd., Class H	336,000	243,338
*	Tongcheng Travel Holdings Ltd.	375,600	766,169
*	Tongdao Liepin Group	115,200	57,116
	TongFu Microelectronics Co. Ltd., Class A	40,700	104,188
*	Tongguan Gold Group Ltd.	230,000	12,277
	Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	30,900	39,939
*	Tongkun Group Co. Ltd., Class A	20,200	33,467
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	63,700	30,968
	Tongling Nonferrous Metals Group Co. Ltd., Class A	266,105	112,052
	Tongwei Co. Ltd., Class A	91,079	295,622
	Tongyu Communication, Inc., Class A	9,300	16,051
	Tongyu Heavy Industry Co. Ltd., Class A	117,200	35,442
	Top Spring International Holdings Ltd.	95,000	6,562
*	Topchoice Medical Corp., Class A	4,200	34,819
*	Topsec Technologies Group, Inc., Class A	45,000	43,024
Ω	Topsports International Holdings Ltd.	781,000	506,229
	Towngas Smart Energy Co. Ltd.	351,996	130,170
*	TPV Technology Co. Ltd., Class A	110,500	34,712
	Transfar Zhilian Co. Ltd., Class A	99,800	58,676
	TravelSky Technology Ltd., Class H	339,500	341,482
*	Trigiant Group Ltd.	420,000	17,992
	Trina Solar Co. Ltd., Class A	31,435	101,348

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Trip.com Group Ltd., ADR	41,011	$1,499,362
*	Trip.com Group Ltd.	22,350	813,527
#*	Triumph New Energy Co. Ltd., Class H	76,000	39,101
	Truking Technology Ltd., Class A	31,800	36,010
	Truly International Holdings Ltd.	1,045,140	78,552
Ω	Tsaker New Energy Tech Co. Ltd.	61,500	6,903
*	Tunghsu Optoelectronic Technology Co. Ltd., Class A	112,700	26,530
*	Tuniu Corp., Sponsored ADR	18,924	12,770
*	Unigroup Guoxin Microelectronics Co. Ltd., Class A	8,179	59,550
	Unilumin Group Co. Ltd., Class A	60,400	46,614
	Uni-President China Holdings Ltd.	767,966	431,384
*	Unisplendour Corp. Ltd., Class A	30,640	66,245
*	United Strength Power Holdings Ltd.	41,000	25,380
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	44,627	79,187
	Valiant Co. Ltd., Class A	26,800	47,877
	Vatti Corp. Ltd., Class A	25,800	19,871
*Ω	Venus MedTech Hangzhou, Inc., Class H	132,500	95,249
	Victory Giant Technology Huizhou Co. Ltd., Class A	23,900	49,243
*	Vipshop Holdings Ltd., ADR	88,818	1,411,318
	Walvax Biotechnology Co. Ltd., Class A	14,100	32,421
	Wangneng Environment Co. Ltd., Class A	18,508	36,046
	Wangsu Science & Technology Co. Ltd., Class A	36,600	39,495
	Wanguo International Mining Group Ltd.	162,000	90,410
	Wanhua Chemical Group Co. Ltd., Class A	58,180	566,946
	Want Want China Holdings Ltd.	1,364,000	750,749
	Wanxiang Qianchao Co. Ltd., Class A	112,520	68,237
	Wasion Holdings Ltd.	244,000	132,248
	Wasu Media Holding Co. Ltd., Class A	55,700	51,917
#	Weibo Corp., Sponsored ADR	27,414	222,053
	Weibo Corp., Class A	2,280	18,239
	Weichai Power Co. Ltd., Class H	435,120	768,188
	Weifu High-Technology Group Co. Ltd., Class A	34,700	77,773
	Weihai Guangwei Composites Co. Ltd., Class A	18,540	60,660
*Ω	Weimob, Inc.	614,000	136,794
*	Weiqiao Textile Co., Class H	205,500	90,384
	Wellhope Foods Co. Ltd., Class A	33,300	33,413
	Wens Foodstuffs Group Co. Ltd., Class A	47,900	125,482
	Western Mining Co. Ltd., Class A	34,800	68,971
	Western Securities Co. Ltd., Class A	38,904	32,335
	Western Superconducting Technologies Co. Ltd., Class A	4,196	20,706
	Wharf Holdings Ltd.	164,000	479,157
	Will Semiconductor Co. Ltd. Shanghai, Class A	1,685	20,273
	Winall Hi-Tech Seed Co. Ltd., Class A	27,100	26,719
	Windey Energy Technology Group Co. Ltd., Class A	39,110	45,686
*	Wingtech Technology Co. Ltd., Class A	23,400	109,111
	Winner Medical Co. Ltd., Class A	13,940	59,985
	Winning Health Technology Group Co. Ltd., Class A	25,900	20,477
	Wolong Electric Group Co. Ltd., Class A	52,700	69,939
	WPG Shanghai Smart Water PCL, Class A	7,600	6,947
	Wuhan DR Laser Technology Corp. Ltd., Class A	3,320	19,429
	Wuhan Fingu Electronic Technology Co. Ltd., Class A	16,700	17,206
	Wuhan Guide Infrared Co. Ltd., Class A	35,718	26,823
	Wuhan Jingce Electronic Group Co. Ltd., Class A	1,800	13,350
*	Wuhan P&S Information Technology Co. Ltd., Class A	23,000	13,478
	Wuhan Raycus Fiber Laser Technologies Co. Ltd., Class A	7,500	18,890
	Wuhu Token Science Co. Ltd., Class A	44,178	28,390
#	Wuling Motors Holdings Ltd.	280,000	11,121
	WUS Printed Circuit Kunshan Co. Ltd., Class A	30,430	83,393
	Wushang Group Co. Ltd., Class A	20,700	21,847

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Wuxi Autowell Technology Co. Ltd., Class A	3,071	$30,641
*	Wuxi Boton Technology Co. Ltd., Class A	16,200	30,918
	Wuxi Lead Intelligent Equipment Co. Ltd., Class A	50,300	139,104
	Wuxi NCE Power Co. Ltd., Class A	5,000	20,941
*	Wuxi Taiji Industry Co. Ltd., Class A	71,300	55,031
	Wuxi Xinje Electric Co. Ltd., Class A	4,700	16,667
	XCMG Construction Machinery Co. Ltd., Class A	215,500	168,951
*	XD, Inc.	74,600	80,198
	XGD, Inc., Class A	16,776	43,482
Ω	Xiabuxiabu Catering Management China Holdings Co. Ltd.	474,500	120,492
	Xiamen Bank Co. Ltd., Class A	108,100	76,431
	Xiamen C & D, Inc., Class A	49,800	67,224
	Xiamen Faratronic Co. Ltd., Class A	5,900	70,726
	Xiamen International Airport Co. Ltd., Class A	8,094	13,514
	Xiamen Intretech, Inc., Class A	25,350	49,210
	Xiamen ITG Group Corp. Ltd., Class A	72,700	69,161
	Xiamen Jihong Technology Co. Ltd., Class A	18,000	36,454
	Xiamen Kingdomway Group Co., Class A	21,000	36,716
	Xiamen Tungsten Co. Ltd., Class A	36,978	78,640
	Xiamen Xiangyu Co. Ltd., Class A	96,500	85,576
	Xi'an Triangle Defense Co. Ltd., Class A	20,100	63,772
	Xiandai Investment Co. Ltd., Class A	36,400	18,963
	Xiangcai Co. Ltd., Class A	18,800	19,301
	Xianhe Co. Ltd., Class A	22,700	41,779
#*Ω	Xiaomi Corp., Class B	625,000	984,705
	Xilinmen Furniture Co. Ltd., Class A	14,600	30,731
*	Xinchen China Power Holdings Ltd.	432,000	14,475
*	Xinfengming Group Co. Ltd., Class A	44,200	73,007
	Xingda International Holdings Ltd.	414,493	82,082
	Xingfa Aluminium Holdings Ltd.	49,000	36,946
	Xinhu Zhongbao Co. Ltd., Class A	48,000	14,106
	Xinhua Winshare Publishing & Media Co. Ltd., Class H	215,000	182,591
	Xinhuanet Co. Ltd., Class A	11,400	32,458
	Xinjiang Communications Construction Group Co. Ltd., Class A	11,000	17,951
	Xinjiang Tianshan Cement Co. Ltd., Class A	47,800	44,039
	Xinjiang Xintai Natural Gas Co. Ltd., Class A	13,400	50,362
	Xinjiang Zhongtai Chemical Co. Ltd., Class A	75,200	51,979
#*	Xinte Energy Co. Ltd., Class H	253,200	285,510
*	Xinxiang Chemical Fiber Co. Ltd., Class A	67,900	26,295
	Xinxiang Richful Lube Additive Co. Ltd., Class A	7,240	38,567
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	122,799	62,933
	Xinyi Energy Holdings Ltd.	1,399,414	195,588
	Xinyi Solar Holdings Ltd.	1,796,283	824,748
	Xinyu Iron & Steel Co. Ltd., Class A	136,100	66,976
*	Xizang Zhufeng Resources Co. Ltd., Class A	27,500	34,541
	Xizi Clean Energy Equipment Manufacturing Co. Ltd., Class A	16,000	21,541
*	XPeng, Inc., Class A	81,200	338,169
#	Xtep International Holdings Ltd.	763,826	376,154
	Xuji Electric Co. Ltd., Class A	14,300	39,500
*	Xunlei Ltd., ADR	30,350	45,829
Ω	Yadea Group Holdings Ltd.	464,000	636,191
*	Yanchang Petroleum International Ltd.	35,000	1,947
	Yangling Metron New Material, Inc., Class A	11,900	40,307
#Ω	Yangtze Optical Fibre & Cable Joint Stock Co. Ltd., Class H	67,500	65,050
	Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	9,800	44,801
	Yankershop Food Co. Ltd., Class A	4,900	42,273
	Yantai China Pet Foods Co. Ltd., Class A	8,500	26,374
	Yantai Dongcheng Pharmaceutical Co. Ltd., Class A	13,700	26,472
	Yantai Eddie Precision Machinery Co. Ltd., Class A	17,520	33,213

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	13,100	$48,000
*	YanTai Shuangta Food Co. Ltd., Class A	31,800	17,427
	Yantai Zhenghai Bio-tech Co. Ltd., Class A	4,800	13,833
	Yantai Zhenghai Magnetic Material Co. Ltd., Class A	25,300	32,379
*	Yeahka Ltd.	50,400	78,807
	Yealink Network Technology Corp. Ltd., Class A	15,179	51,531
	Yeebo International Holdings Ltd.	62,000	22,918
	YGSOFT, Inc., Class A	51,436	33,808
	Yibin Tianyuan Group Co. Ltd., Class A	46,360	27,759
*Ω	YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H	179,000	194,507
	Yifeng Pharmacy Chain Co. Ltd., Class A	19,026	100,562
	Yihai International Holding Ltd.	208,000	266,960
	Yintai Gold Co. Ltd., Class A	53,280	104,739
	Yip's Chemical Holdings Ltd.	88,000	16,556
*	Yiren Digital Ltd., Sponsored ADR	47,844	205,729
Ω	Yixin Group Ltd.	345,500	21,436
	Yixintang Pharmaceutical Group Co. Ltd., Class A	29,700	76,454
	Yonfer Agricultural Technology Co. Ltd., Class A	67,100	96,350
	YongXing Special Materials Technology Co. Ltd., Class A	16,099	100,026
	Yotrio Group Co. Ltd., Class A	68,400	24,212
	Youngor Fashion Co. Ltd., Class A	41,200	38,674
	Youngy Co. Ltd., Class A	4,300	23,876
*	Youzu Interactive Co. Ltd., Class A	21,900	29,572
	YTO Express Group Co. Ltd., Class A	73,400	114,145
*	Yuan Longping High-tech Agriculture Co. Ltd., Class A	9,456	16,517
	Yuexiu Property Co. Ltd.	797,058	499,122
	Yuexiu Transport Infrastructure Ltd.	348,752	190,846
	Yum China Holdings, Inc.	70,680	2,439,253
	Yunda Holding Co. Ltd., Class A	84,092	73,074
	Yunnan Aluminium Co. Ltd., Class A	64,100	95,943
	Yunnan Baiyao Group Co. Ltd., Class A	15,498	100,477
	Yunnan Copper Co. Ltd., Class A	59,600	83,869
	Yunnan Energy New Material Co. Ltd., Class A	13,852	81,957
	Yunnan Tin Co. Ltd., Class A	38,200	67,030
	Yusys Technologies Co. Ltd., Class A	11,300	18,700
	Yutong Bus Co. Ltd., Class A	52,400	110,670
	Zangge Mining Co. Ltd., Class A	28,800	99,383
	ZBOM Home Collection Co. Ltd., Class A	14,742	30,679
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	3,600	99,947
	Zhaojin Mining Industry Co. Ltd., Class H	282,000	262,873
	Zhe Jiang Li Zi Yuan Food Co. Ltd., Class A	11,830	18,397
	Zhefu Holding Group Co. Ltd., Class A	146,600	63,094
*	Zhejiang Century Huatong Group Co. Ltd., Class A	68,700	40,113
	Zhejiang Cfmoto Power Co. Ltd., Class A	6,400	83,733
	Zhejiang China Commodities City Group Co. Ltd., Class A	42,900	44,504
	Zhejiang Chint Electrics Co. Ltd., Class A	36,700	95,359
	Zhejiang Communications Technology Co. Ltd., Class A	100,800	50,755
	Zhejiang Crystal-Optech Co. Ltd., Class A	18,800	25,759
	Zhejiang Dahua Technology Co. Ltd., Class A	19,000	41,054
	Zhejiang Dingli Machinery Co. Ltd., Class A	7,840	56,386
	Zhejiang Expressway Co. Ltd., Class H	593,399	440,813
	Zhejiang Garden Biopharmaceutical Co. Ltd., Class A	25,800	33,021
	Zhejiang Hailiang Co. Ltd., Class A	42,600	54,175
	Zhejiang HangKe Technology, Inc. Co., Class A	15,826	43,773
	Zhejiang Hangmin Co. Ltd., Class A	40,400	39,695
	Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	50,600	33,922
	Zhejiang Huace Film & Television Co. Ltd., Class A	60,200	39,301
	Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	36,010	58,043
	Zhejiang Huayou Cobalt Co. Ltd., Class A	20,940	72,696

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	63,100	$65,537
	Zhejiang Jiecang Linear Motion Technology Co. Ltd., Class A	12,100	25,955
	Zhejiang Jiemei Electronic & Technology Co. Ltd., Class A	10,500	28,302
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	24,200	110,283
*	Zhejiang Jingu Co. Ltd., Class A	31,000	24,824
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	37,420	49,465
*	Zhejiang Jinke Tom Culture Industry Co. Ltd., Class A	48,800	27,739
	Zhejiang JIULI Hi-tech Metals Co. Ltd., Class A	20,300	54,378
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	22,800	56,957
	Zhejiang Juhua Co. Ltd., Class A	48,400	107,640
	Zhejiang Longsheng Group Co. Ltd., Class A	49,400	52,968
	Zhejiang Medicine Co. Ltd., Class A	41,500	53,063
	Zhejiang Meida Industrial Co. Ltd., Class A	27,000	32,935
*	Zhejiang Narada Power Source Co. Ltd., Class A	31,800	44,695
	Zhejiang NHU Co. Ltd., Class A	55,176	123,353
	Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	114,340	55,218
	Zhejiang Orient Gene Biotech Co. Ltd., Class A	9,572	36,261
	Zhejiang Qianjiang Motorcycle Co. Ltd., Class A	18,800	26,381
	Zhejiang Runtu Co. Ltd., Class A	45,300	35,476
	Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	11,940	34,929
	Zhejiang Sanmei Chemical Industry Co. Ltd., Class A	4,900	22,711
	Zhejiang Semir Garment Co. Ltd., Class A	113,000	83,341
	Zhejiang Southeast Space Frame Co. Ltd., Class A	46,800	31,534
	Zhejiang Supor Co. Ltd., Class A	9,200	64,796
	Zhejiang Tiantie Industry Co. Ltd., Class A	32,580	18,550
*	Zhejiang Tianyu Pharmaceutical Co. Ltd., Class A	7,520	17,329
	Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	106,200	77,570
*	Zhejiang Wanliyang Co. Ltd., Class A	39,600	30,718
	Zhejiang Wanma Co. Ltd., Class A	37,600	41,173
	Zhejiang Wansheng Co. Ltd., Class A	21,800	26,751
	Zhejiang Weiming Environment Protection Co. Ltd., Class A	35,294	76,210
	Zhejiang Weixing New Building Materials Co. Ltd., Class A	38,900	73,689
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	7,800	23,198
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	45,640	48,617
	Zhejiang Yankon Group Co. Ltd., Class A	34,200	13,341
	Zhejiang Yasha Decoration Co. Ltd., Class A	49,500	26,758
	Zhejiang Yinlun Machinery Co. Ltd., Class A	34,400	69,918
	Zhejiang Yongtai Technology Co. Ltd., Class A	25,500	31,712
	Zhende Medical Co. Ltd., Class A	17,100	44,468
	Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	143,600	166,039
	Zheshang Securities Co. Ltd., Class A	45,000	60,518
*	Zhihu, Inc.	8,500	12,343
*	Zhong An Group Ltd.	906,000	12,423
*Ω	ZhongAn Online P&C Insurance Co. Ltd., Class H	264,900	413,844
	Zhongji Innolight Co. Ltd., Class A	2,700	38,508
	Zhongjin Gold Corp. Ltd., Class A	80,400	105,599
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	91,800	54,255
	Zhongshan Public Utilities Group Co. Ltd., Class A	32,000	32,870
	Zhongsheng Group Holdings Ltd.	390,500	659,173
	Zhongtai Securities Co. Ltd., Class A	51,600	46,974
*††	Zhongtian Financial Group Co. Ltd., Class A	321,400	6,715
#*	Zhongyu Energy Holdings Ltd.	283,455	189,730
Ω	Zhou Hei Ya International Holdings Co. Ltd.	447,000	99,623
#*	Zhuguang Holdings Group Co. Ltd.	778,000	24,762
	Zhuhai Huafa Properties Co. Ltd., Class A	34,765	32,327
	Zhuzhou CRRC Times Electric Co. Ltd., Class H	89,650	220,078
	Zhuzhou Hongda Electronics Corp. Ltd., Class A	14,300	42,863
	Zhuzhou Kibing Group Co. Ltd., Class A	63,100	51,563
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	293,000	155,800

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	ZTE Corp., Class H	168,520	$292,849
	ZTO Express Cayman, Inc., ADR	52,403	857,313
	ZTO Express Cayman, Inc.	22,000	357,499
TOTAL CHINA			312,087,216
COLOMBIA — (0.1%)
	Almacenes Exito SA, BDR	68,647	216,289
	BAC Holding International Corp.	314,764	20,613
	Banco de Bogota SA	14,751	120,464
	Bancolombia SA, Sponsored ADR	8,158	256,651
	Bancolombia SA	20,965	176,378
	Bolsa de Valores de Colombia	3,425	9,403
	Celsia SA ESP	126,912	108,042
*	CEMEX Latam Holdings SA	49,384	32,263
	Corp. Financiera Colombiana SA	46,392	196,576
	Ecopetrol SA	316,126	189,563
	EVERTEC, Inc., BDR	33	1,331
	Grupo Energia Bogota SA ESP	148,716	86,885
	Grupo Nutresa SA	1,494	17,250
	Interconexion Electrica SA ESP	34,835	150,827
	Mineros SA	75,622	37,287
	Promigas SA ESP	7,608	9,847
	Sociedad Portafolio SA	1,494	2,597
TOTAL COLOMBIA			1,632,266
CZECH REPUBLIC — (0.1%)
	Komercni Banka AS	12,854	421,710
Ω	Moneta Money Bank AS	104,876	451,332
TOTAL CZECH REPUBLIC			873,042
EGYPT — (0.0%)
	Commercial International Bank - Egypt (CIB), GDR	385,391	454,110
*	EFG Holding S.A.E., GDR	15,330	7,662
TOTAL EGYPT			461,772
GREECE — (0.5%)
*	Aegean Airlines SA	17,670	234,236
*	Alpha Services & Holdings SA	376,521	670,534
	Athens Water Supply & Sewage Co. SA	13,150	81,740
	Autohellas Tourist & Trading SA	10,750	155,491
	Avax SA	17,257	30,583
	Bank of Greece	9,862	152,063
*	Ellaktor SA	32,777	87,542
	ElvalHalcor SA	30,835	79,456
	Entersoft SA Software Development & Related Services Co.	3,565	23,795
	Epsilon Net SA	7,793	78,324
*	Eurobank Ergasias Services & Holdings SA, Class A	353,467	681,295
*††	FF Group	11,777	0
	Fourlis Holdings SA	17,514	76,830
	GEK Terna Holding Real Estate Construction SA	24,768	372,751
	Hellenic Exchanges - Athens Stock Exchange SA	9,416	55,671
	Hellenic Telecommunications Organization SA	26,133	362,853
	Helleniq Energy Holdings SA	28,042	224,910
	Ideal Holdings SA	8,897	62,622
	Intracom Holdings SA	28,810	116,474
*	Intracom SA Technical & Steel Constructions	10,661	56,910
	Jumbo SA	21,594	607,649

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
GREECE — (Continued)
	Kri-Kri Milk Industry SA	4,083	$43,629
*	LAMDA Development SA	20,282	153,078
	Motor Oil Hellas Corinth Refineries SA	24,847	680,711
	Mytilineos SA	14,552	597,497
*	National Bank of Greece SA	88,548	673,235
*	Piraeus Financial Holdings SA	117,081	474,147
	Piraeus Port Authority SA	3,226	87,050
	Quest Holdings SA	11,811	67,690
	Sarantis SA	7,247	68,734
	Terna Energy SA	2,588	42,002
	Thrace Plastics Holding & Co.	11,889	55,996
TOTAL GREECE			7,155,498
HONG KONG — (0.0%)
*††	Anxin-China Holdings Ltd.	784,000	0
*††	CECEP COSTIN New Materials Group Ltd.	186,000	0
*††	China Common Rich Renewable Energy Investments Ltd.	1,016,000	0
	China Properties Investment Holdings Ltd.	128,000	1,274
	Gushengtang Holdings Ltd.	29,300	141,747
*	Kai Yuan Holdings Ltd.	1,320,000	2,669
††	Nan Hai Corp. Ltd.	4,000,000	3,377
*††	Tian Shan Development Holding Ltd.	114,000	0
††	Untrade.Ch Wood Opti	164,000	3,541
*††	Untrade.Lumena Newmat	23,400	0
TOTAL HONG KONG			152,608
HUNGARY — (0.2%)
#*	4iG Nyrt	18,019	40,315
	Magyar Telekom Telecommunications PLC	130,872	283,631
#*	MASTERPLAST Nyrt	1,200	9,833
	MOL Hungarian Oil & Gas PLC	157,704	1,291,017
*	Opus Global Nyrt	78,422	92,836
	OTP Bank Nyrt	30,688	1,421,951
TOTAL HUNGARY			3,139,583
INDIA — (19.5%)
	360 ONE WAM Ltd.	62,404	466,282
*	3i Infotech Ltd.	86,375	63,872
	3M India Ltd.	363	151,011
	63 Moons Technologies Ltd.	9,438	48,359
	Aarti Industries Ltd.	57,016	451,417
*	Aarti Pharmalabs Ltd.	14,254	91,415
*	Aavas Financiers Ltd.	12,308	218,592
	ABB India Ltd.	4,767	267,814
	Accelya Solutions India Ltd.	707	15,554
	Action Construction Equipment Ltd.	13,972	164,509
*	Adani Energy Solutions Ltd.	12,549	162,626
*	Adani Green Energy Ltd.	32,124	651,711
	Adani Total Gas Ltd.	20,790	255,393
	ADF Foods Ltd.	22,990	59,542
*	Aditya Birla Capital Ltd.	137,298	282,657
	Advanced Enzyme Technologies Ltd.	19,244	88,066
	Aegis Logistics Ltd.	63,627	289,581
*	Affle India Ltd.	3,312	49,542
	AGI Greenpac Ltd.	11,808	113,753
	Agro Tech Foods Ltd.	3,238	32,546
	Ahluwalia Contracts India Ltd.	14,434	148,587
	AIA Engineering Ltd.	10,936	535,906

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Ajanta Pharma Ltd.	20,197	$530,483
	Akzo Nobel India Ltd.	4,369	137,837
	Alembic Ltd.	38,303	43,270
	Alembic Pharmaceuticals Ltd.	26,863	312,992
	Alkyl Amines Chemicals	4,697	135,239
*	Allcargo Gati Ltd.	16,070	24,349
	Allcargo Logistics Ltd.	164,560	160,555
	Allcargo Terminals Ltd.	41,140	35,623
	Amara Raja Energy & Mobility Ltd.	56,052	597,254
*	Amber Enterprises India Ltd.	5,023	262,552
	Ambika Cotton Mills Ltd.	353	7,394
	Amrutanjan Health Care Ltd.	3,869	27,055
	Anant Raj Ltd.	55,047	210,307
	Andhra Paper Ltd.	4,222	31,567
	Andhra Sugars Ltd.	35,170	47,077
	Angel One Ltd.	18,007	709,376
	Apar Industries Ltd.	9,235	696,666
	Apcotex Industries Ltd.	8,905	51,797
	APL Apollo Tubes Ltd.	33,741	615,028
	Apollo Pipes Ltd.	1,839	15,120
	Apollo Tyres Ltd.	199,907	1,300,243
	Arvind Fashions Ltd.	23,253	145,208
	Arvind Ltd.	103,750	392,215
	Arvind SmartSpaces Ltd.	3,774	24,157
	Asahi India Glass Ltd.	26,662	168,352
	Ashiana Housing Ltd.	14,371	53,270
	Ashok Leyland Ltd.	556,702	1,179,208
*	Ashoka Buildcon Ltd.	87,239	190,633
*	Asian Granito India Ltd.	39,862	34,048
	Asian Paints Ltd.	57,456	2,045,168
	Astec Lifesciences Ltd.	2,277	26,449
	Astral Ltd.	27,004	596,489
	Atul Ltd.	6,479	500,899
Ω	AU Small Finance Bank Ltd.	29,248	224,559
	AurionPro Solutions Ltd.	3,225	85,754
	Automotive Axles Ltd.	1,880	46,498
	Avadh Sugar & Energy Ltd.	6,289	47,167
	Avanti Feeds Ltd.	21,053	132,543
*Ω	Avenue Supermarts Ltd.	7,834	359,585
	Axis Bank Ltd.	591,864	7,607,996
	Bajaj Auto Ltd.	11,470	1,060,355
	Bajaj Consumer Care Ltd.	43,626	115,087
	Bajaj Finance Ltd.	42,013	3,478,998
	Bajaj Finserv Ltd.	54,811	1,071,079
*	Bajaj Hindusthan Sugar Ltd.	432,055	161,771
	Bajaj Holdings & Investment Ltd.	6,407	644,098
	Balaji Amines Ltd.	4,328	126,414
	Balkrishna Industries Ltd.	20,605	610,874
	Balmer Lawrie & Co. Ltd.	37,384	128,034
	Balrampur Chini Mills Ltd.	57,098	272,168
	Banco Products India Ltd.	16,983	145,362
Ω	Bandhan Bank Ltd.	145,944	401,360
	Bank of Baroda	210,432	628,115
	Bank of India	146,663	244,796
	Bank of Maharashtra	463,004	307,672
	Bannari Amman Sugars Ltd.	1,587	46,081
	BASF India Ltd.	4,992	182,659
	Bata India Ltd.	22,969	410,185
	BEML Ltd.	2,837	119,543

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Berger Paints India Ltd.	64,418	$438,129
*	BF Utilities Ltd.	5,676	41,142
	Bhansali Engineering Polymers Ltd.	56,361	72,327
	Bharat Bijlee Ltd.	1,695	107,432
	Bharat Forge Ltd.	58,000	861,935
	Bharat Petroleum Corp. Ltd.	105,438	638,938
	Bharat Rasayan Ltd.	340	37,151
	Bharti Airtel Ltd.	517,353	7,304,598
	Birlasoft Ltd.	84,675	866,561
*	Black Box Ltd.	12,539	42,557
	BLS International Services Ltd.	37,915	192,028
	Blue Dart Express Ltd.	1,912	150,645
	Blue Star Ltd.	38,182	528,828
	Bombay Burmah Trading Co.	14,764	309,789
*	Bombay Dyeing & Manufacturing Co. Ltd.	21,514	48,132
*	Borosil Ltd.	7,671	32,487
	Bosch Ltd.	813	230,365
	Brigade Enterprises Ltd.	39,573	486,642
*	Brightcom Group Ltd.	552,709	135,415
	Britannia Industries Ltd.	20,607	1,282,612
	BSE Ltd.	24,570	690,487
*	Camlin Fine Sciences Ltd.	25,411	39,528
	Can Fin Homes Ltd.	51,290	479,774
	Canara Bank	117,096	678,209
*	Capacit'e Infraprojects Ltd.	11,340	36,015
	Carborundum Universal Ltd.	41,823	567,579
	Care Ratings Ltd.	10,849	134,133
*	Cartrade Tech Ltd.	2,050	18,016
	Carysil Ltd.	2,824	29,214
	Castrol India Ltd.	148,816	352,297
	CCL Products India Ltd.	36,971	299,422
	CE Info Systems Ltd.	446	10,568
	Ceat Ltd.	12,032	382,323
	Central Depository Services India Ltd.	21,603	461,260
	Century Enka Ltd.	9,604	51,691
	Century Plyboards India Ltd.	25,804	243,945
	Century Textiles & Industries Ltd.	22,804	392,716
	Cera Sanitaryware Ltd.	1,983	197,140
	CG Power & Industrial Solutions Ltd.	174,085	978,444
*	Chalet Hotels Ltd.	14,088	132,484
	Chambal Fertilisers & Chemicals Ltd.	107,735	476,253
	Chennai Petroleum Corp. Ltd.	20,061	206,113
*††	Chennai Super Kings Cricket Ltd.	130,176	0
	Cholamandalam Financial Holdings Ltd.	57,246	811,682
	Cholamandalam Investment & Finance Co. Ltd.	88,275	1,260,613
	CIE Automotive India Ltd.	64,286	375,859
	Cigniti Technologies Ltd.	6,994	84,462
	City Union Bank Ltd.	181,259	316,686
	Coforge Ltd.	19,806	1,488,889
	Colgate-Palmolive India Ltd.	32,157	998,189
	Computer Age Management Services Ltd.	11,745	409,137
	Confidence Petroleum India Ltd.	42,126	43,355
	Container Corp. of India Ltd.	51,103	543,939
	Coromandel International Ltd.	64,899	822,243
	Cosmo First Ltd.	7,332	54,354
*	CreditAccess Grameen Ltd.	28,525	548,019
	CRISIL Ltd.	7,346	362,843
	Crompton Greaves Consumer Electricals Ltd.	178,451	651,658
*	CSB Bank Ltd.	34,895	161,208

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Cummins India Ltd.	24,451	$670,889
	Cyient Ltd.	27,207	646,964
*	D B Realty Ltd.	68,328	206,576
	Dabur India Ltd.	58,992	383,717
	Dalmia Bharat Sugar & Industries Ltd.	9,275	44,922
	Datamatics Global Services Ltd.	8,902	74,425
	DB Corp. Ltd.	34,520	132,715
	DCB Bank Ltd.	102,609	170,796
	DCM Shriram Ltd.	20,420	254,590
	DCW Ltd.	83,262	69,121
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	33,488	249,637
	Deepak Nitrite Ltd.	24,478	678,375
*	DEN Networks Ltd.	51,698	38,005
	Dhampur Sugar Mills Ltd.	17,159	54,753
*	Dhani Services Ltd.	125,492	58,051
	Dhanlaxmi Bank Ltd.	55,944	37,172
	Dhanuka Agritech Ltd.	7,353	106,514
	Digidrive Distributors Ltd.	1,740	1,291
Ω	Dilip Buildcon Ltd.	22,705	109,448
*	Dish TV India Ltd.	596,066	143,148
*	Dishman Carbogen Amcis Ltd.	29,525	68,731
	Divi's Laboratories Ltd.	10,543	464,456
	Dixon Technologies India Ltd.	13,472	970,655
	DLF Ltd.	70,318	674,076
	Dollar Industries Ltd.	4,718	26,234
Ω	Dr Lal PathLabs Ltd.	14,337	435,188
	Dwarikesh Sugar Industries Ltd.	48,045	49,109
	Dynamatic Technologies Ltd.	1,424	110,101
	eClerx Services Ltd.	12,442	407,879
	Edelweiss Financial Services Ltd.	272,403	229,693
	Eicher Motors Ltd.	19,389	897,949
	EID Parry India Ltd.	50,617	384,190
	EIH Associated Hotels	5,499	43,677
	EIH Ltd.	66,589	264,294
	Electrosteel Castings Ltd.	224,823	471,185
	Elgi Equipments Ltd.	69,209	511,384
	Emami Ltd.	86,856	522,336
Ω	Endurance Technologies Ltd.	12,236	310,757
	Engineers India Ltd.	125,936	358,306
	Epigral Ltd.	4,939	61,953
	EPL Ltd.	65,458	159,181
Ω	Equitas Small Finance Bank Ltd.	170,899	214,330
*Ω	Eris Lifesciences Ltd.	16,152	178,773
	ESAB India Ltd.	1,997	132,389
	Escorts Kubota Ltd.	8,101	291,281
	Everest Industries Ltd.	4,404	67,810
	Everest Kanto Cylinder Ltd.	17,733	30,371
	Excel Industries Ltd.	2,718	29,724
	Exide Industries Ltd.	213,946	863,322
*	FDC Ltd.	30,677	153,715
	Federal Bank Ltd.	814,343	1,443,382
	FIEM Industries Ltd.	2,291	66,185
	Filatex India Ltd.	60,404	44,941
	Fine Organic Industries Ltd.	2,519	143,009
*	Fino Payments Bank Ltd.	3,299	13,077
	Finolex Cables Ltd.	33,325	437,824
	Finolex Industries Ltd.	115,362	308,602
	Firstsource Solutions Ltd.	143,548	353,216
	Force Motors Ltd.	2,387	114,640

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Gabriel India Ltd.	37,453	$173,468
	GAIL India Ltd.	555,701	1,156,966
	Galaxy Surfactants Ltd.	4,294	144,316
	Ganesh Housing Corp. Ltd.	7,737	68,483
	Garware Technical Fibres Ltd.	4,078	170,763
	Gateway Distriparks Ltd.	141,906	191,239
	Genus Power Infrastructures Ltd.	45,109	143,864
	Geojit Financial Services Ltd.	55,870	57,433
	GHCL Ltd.	44,127	309,935
*	GHCL Textiles Ltd.	44,127	42,674
	GIC Housing Finance Ltd.	19,511	60,219
	Gillette India Ltd.	2,641	209,007
	GlaxoSmithKline Pharmaceuticals Ltd.	14,084	380,792
	GMM Pfaudler Ltd.	4,888	91,218
*	GMR Airports Infrastructure Ltd.	649,783	609,052
	Godawari Power & Ispat Ltd.	17,394	159,852
Ω	Godrej Agrovet Ltd.	13,078	87,596
	Godrej Consumer Products Ltd.	32,786	458,892
*	Godrej Industries Ltd.	27,030	293,013
*	Godrej Properties Ltd.	16,283	463,717
	Goodyear India Ltd.	3,147	52,735
	Granules India Ltd.	78,534	391,330
	Graphite India Ltd.	29,753	194,261
	Grauer & Weil India Ltd.	37,223	69,935
	Gravita India Ltd.	8,176	91,373
	Great Eastern Shipping Co. Ltd.	66,135	786,771
	Greaves Cotton Ltd.	24,260	47,879
	Greenlam Industries Ltd.	13,155	85,511
	Greenpanel Industries Ltd.	32,075	153,089
	Greenply Industries Ltd.	26,592	78,668
	Grindwell Norton Ltd.	14,073	404,239
	Gujarat Alkalies & Chemicals Ltd.	11,190	106,869
	Gujarat Ambuja Exports Ltd.	44,069	206,009
	Gujarat Fluorochemicals Ltd.	8,661	382,342
	Gujarat Gas Ltd.	33,997	237,194
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	52,290	472,589
	Gujarat Pipavav Port Ltd.	144,453	307,556
	Gujarat State Fertilizers & Chemicals Ltd.	102,429	368,253
	Gujarat State Petronet Ltd.	198,246	875,876
	Gulf Oil Lubricants India Ltd.	6,831	65,684
	Happiest Minds Technologies Ltd.	18,103	191,227
	Harsha Engineers Ltd.	2,131	10,421
*	Hathway Cable & Datacom Ltd.	233,385	67,318
	Hatsun Agro Product Ltd.	22,928	314,625
	Havells India Ltd.	34,877	544,263
	HBL Power Systems Ltd.	47,875	311,102
	HCL Technologies Ltd.	192,707	3,642,759
Ω	HDFC Asset Management Co. Ltd.	18,568	801,539
	HDFC Bank Ltd.	256,888	4,517,905
Ω	HDFC Life Insurance Co. Ltd.	31,476	218,430
	HEG Ltd.	7,011	148,971
	Heritage Foods Ltd.	27,458	106,315
	Hero MotoCorp Ltd.	40,506	2,254,261
	Hester Biosciences Ltd.	1,012	18,555
*	Heubach Colorants India Ltd.	7,185	46,501
	HFCL Ltd.	323,839	401,346
	HG Infra Engineering Ltd.	11,008	123,814
	Hikal Ltd.	25,013	90,443
	HIL Ltd.	2,556	91,699

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Himadri Speciality Chemical Ltd.	79,032	$354,027
*	Himatsingka Seide Ltd.	17,885	35,963
	Hinduja Global Solutions Ltd.	3,017	35,614
*	Hindustan Construction Co. Ltd.	299,215	164,191
	Hindustan Copper Ltd.	93,901	327,798
*	Hindustan Oil Exploration Co. Ltd.	24,931	56,108
	Hindustan Unilever Ltd.	65,414	1,950,824
	Hindware Home Innovation Ltd.	9,176	53,506
	Hitachi Energy India Ltd.	2,171	155,509
	Hle Glascoat Ltd.	4,365	28,340
	Honda India Power Products Ltd.	1,898	55,840
	Huhtamaki India Ltd.	11,366	44,199
	I G Petrochemicals Ltd.	3,997	24,056
	ICICI Bank Ltd., Sponsored ADR	241,227	5,885,951
	ICICI Bank Ltd.	331,769	4,095,221
Ω	ICICI Lombard General Insurance Co. Ltd.	41,899	757,815
Ω	ICICI Prudential Life Insurance Co. Ltd.	31,125	188,427
Ω	ICICI Securities Ltd.	36,752	362,607
	ICRA Ltd.	388	25,652
*	IDFC First Bank Ltd.	761,547	770,749
	IDFC Ltd.	610,819	875,503
*	IFB Industries Ltd.	2,707	43,896
	IIFL Finance Ltd.	107,578	807,613
	IIFL Securities Ltd.	90,784	185,749
	Indiabulls Housing Finance Ltd.	206,746	556,475
*	Indiabulls Real Estate Ltd.	218,593	258,315
	Indian Bank	55,050	329,178
Ω	Indian Energy Exchange Ltd.	185,763	330,465
	Indian Hotels Co. Ltd.	146,609	867,776
	Indian Oil Corp. Ltd.	388,258	688,958
	Indian Railway Catering & Tourism Corp. Ltd.	34,216	403,698
Ω	Indian Railway Finance Corp. Ltd.	219,803	467,085
	Indo Count Industries Ltd.	32,201	107,534
	Indoco Remedies Ltd.	18,298	82,555
	Indraprastha Gas Ltd.	67,045	347,692
*	Indus Towers Ltd.	298,405	800,711
	IndusInd Bank Ltd.	75,440	1,396,069
	Infibeam Avenues Ltd.	510,318	215,161
	Info Edge India Ltd.	12,605	764,228
	Infosys Ltd., Sponsored ADR	84,520	1,678,567
	Infosys Ltd.	635,690	12,641,552
	Ingersoll Rand India Ltd.	3,630	142,575
*	Inox Wind Ltd.	43,976	251,018
	Insecticides India Ltd.	5,335	40,727
	Intellect Design Arena Ltd.	30,927	335,461
*Ω	InterGlobe Aviation Ltd.	17,175	613,251
	IOL Chemicals & Pharmaceuticals Ltd.	11,131	59,610
	IRB Infrastructure Developers Ltd.	425,087	337,479
Ω	IRCON International Ltd.	133,176	382,299
	ISGEC Heavy Engineering Ltd.	10,964	135,040
	ITD Cementation India Ltd.	50,954	198,259
*	ITI Ltd.	25,818	106,460
	J Kumar Infraprojects Ltd.	20,862	162,024
*	Jagran Prakashan Ltd.	39,685	48,178
	Jammu & Kashmir Bank Ltd.	161,580	260,339
	Jamna Auto Industries Ltd.	77,319	110,262
	JB Chemicals & Pharmaceuticals Ltd.	31,244	631,266
	JBM Auto Ltd.	9,422	217,252
	Jindal Drilling & Industries Ltd.	3,339	30,138

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Jindal Poly Films Ltd.	4,938	$37,110
	Jindal Saw Ltd.	99,518	624,155
	Jindal Stainless Ltd.	248,207	1,719,350
	JK Paper Ltd.	51,275	268,653
	JK Tyre & Industries Ltd.	58,717	373,048
	JM Financial Ltd.	203,225	274,273
*	Johnson Controls-Hitachi Air Conditioning India Ltd.	2,268	32,226
	JTEKT India Ltd.	28,591	55,641
	Jubilant Foodworks Ltd.	128,165	799,828
	Jubilant Pharmova Ltd.	38,331	263,030
*	Just Dial Ltd.	7,483	74,423
	Jyothy Labs Ltd.	62,381	382,644
	Kajaria Ceramics Ltd.	31,668	526,775
	Kalpataru Projects International Ltd.	54,286	521,871
	Kalyani Steels Ltd.	12,742	92,960
	Kansai Nerolac Paints Ltd.	46,056	189,691
	Karnataka Bank Ltd.	80,960	248,546
	Karur Vysya Bank Ltd.	221,304	527,904
	Kaveri Seed Co. Ltd.	10,805	94,043
	KCP Ltd.	41,924	98,936
	KDDL Ltd.	592	19,689
	KEC International Ltd.	54,837	433,631
	KEI Industries Ltd.	25,083	962,594
	Kennametal India Ltd.	2,523	76,613
*	Kesoram Industries Ltd.	77,526	160,133
	Kewal Kiran Clothing Ltd.	6,875	63,663
	Kirloskar Brothers Ltd.	13,274	144,902
	Kirloskar Ferrous Industries Ltd.	32,419	248,886
	Kirloskar Industries Ltd.	302	15,113
	Kirloskar Oil Engines Ltd.	45,359	384,517
	Kitex Garments Ltd.	10,427	29,202
	Klass Pack Ltd.	5,753	7,533
	KNR Constructions Ltd.	78,899	261,759
	Kolte-Patil Developers Ltd.	8,477	52,193
	Kotak Mahindra Bank Ltd.	116,073	2,552,893
Ω	KPI Green Energy Ltd.	4,568	100,235
	KPIT Technologies Ltd.	59,189	1,104,150
	KPR Mill Ltd.	33,229	316,034
	KRBL Ltd.	30,344	131,256
	Krsnaa Diagnostics Ltd.	1,532	12,872
	KSB Ltd.	3,491	153,247
	L&T Finance Holdings Ltd.	225,745	470,700
Ω	L&T Technology Services Ltd.	6,682	446,983
	LA Opala RG Ltd.	10,121	44,575
	Lakshmi Machine Works Ltd.	1,072	176,540
Ω	Laurus Labs Ltd.	144,854	664,046
	LG Balakrishnan & Bros Ltd.	13,711	212,833
	LIC Housing Finance Ltd.	180,416	1,360,592
	LT Foods Ltd.	85,633	203,142
Ω	LTIMindtree Ltd.	13,241	862,722
	Lumax Auto Technologies Ltd.	17,711	83,032
	Lumax Industries Ltd.	1,385	41,017
	LUX Industries Ltd.	2,738	41,183
	Mahanagar Gas Ltd.	19,385	345,552
	Maharashtra Scooters Ltd.	748	67,551
	Maharashtra Seamless Ltd.	28,184	358,263
	Mahindra & Mahindra Financial Services Ltd.	127,787	445,897
	Mahindra & Mahindra Ltd.	232,753	4,643,021
*	Mahindra Holidays & Resorts India Ltd.	26,275	128,273

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Mahindra Lifespace Developers Ltd.	36,794	$247,969
Ω	Mahindra Logistics Ltd.	12,172	60,351
	Maithan Alloys Ltd.	5,012	65,645
	Man Infraconstruction Ltd.	58,406	167,345
	Manappuram Finance Ltd.	314,625	700,687
	Marico Ltd.	135,338	862,379
	Maruti Suzuki India Ltd.	14,057	1,719,731
Ω	MAS Financial Services Ltd.	7,877	95,095
	Mastek Ltd.	7,940	273,278
	Max Estates Ltd.	12,691	44,983
	Mayur Uniquoters Ltd.	9,705	66,670
	Mazagon Dock Shipbuilders Ltd.	3,936	108,331
	Meghmani Organics Ltd.	65,639	69,080
Ω	Metropolis Healthcare Ltd.	10,176	200,506
	Minda Corp. Ltd.	35,037	174,533
Ω	Mishra Dhatu Nigam Ltd.	14,968	93,069
	MM Forgings Ltd.	5,988	66,364
	Monte Carlo Fashions Ltd.	7,517	62,718
	Motherson Sumi Wiring India Ltd.	632,024	497,206
	Motilal Oswal Financial Services Ltd.	25,337	546,557
	Mphasis Ltd.	20,243	630,489
	MPS Ltd.	1,542	27,243
	MRF Ltd.	361	617,197
	Mrs Bectors Food Specialities Ltd.	11,022	157,693
	Multi Commodity Exchange of India Ltd.	5,502	225,287
	Muthoot Finance Ltd.	46,432	778,365
	National Fertilizers Ltd.	41,491	63,113
	Navin Fluorine International Ltd.	9,135	374,381
	Navneet Education Ltd.	44,640	82,782
	NBCC India Ltd.	149,036	233,763
	NELCO Ltd.	3,866	36,937
	NESCO Ltd.	11,313	117,934
	Neuland Laboratories Ltd.	4,490	349,042
	Newgen Software Technologies Ltd.	20,786	210,288
	NHPC Ltd.	375,814	411,951
	NIIT Learning Systems Ltd.	36,285	203,444
	NIIT Ltd.	36,285	54,541
	Nilkamal Ltd.	2,955	77,293
Ω	Nippon Life India Asset Management Ltd.	60,398	381,144
	NOCIL Ltd.	46,637	151,178
	NRB Bearings Ltd.	34,282	141,855
	Nucleus Software Exports Ltd.	4,452	84,787
	Nuvama Wealth Management Ltd.	2,740	117,483
	Oberoi Realty Ltd.	24,331	388,844
	One 97 Communications Ltd.	36,562	334,208
*	OnMobile Global Ltd.	22,800	30,918
	Oracle Financial Services Software Ltd.	9,284	728,787
	Orient Cement Ltd.	82,690	282,040
	Orient Electric Ltd.	47,665	120,072
	Orient Paper & Industries Ltd.	86,102	59,373
	Oriental Aromatics Ltd.	439	2,004
	Oriental Carbon & Chemicals Ltd.	3,782	39,817
	Oriental Hotels Ltd.	27,350	41,111
	Page Industries Ltd.	1,499	674,816
	Paisalo Digital Ltd.	182,842	293,158
	Panama Petrochem Ltd.	12,821	55,935
*Ω	Parag Milk Foods Ltd.	20,587	50,634
	Patanjali Foods Ltd.	659	12,578
*	Patel Engineering Ltd.	219,876	185,863

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	PC Jeweller Ltd.	85,626	$57,034
	PCBL Ltd.	107,984	414,983
	Peninsula Land Ltd.	30,748	22,974
	Persistent Systems Ltd.	16,294	1,630,814
	Petronet LNG Ltd.	357,281	1,156,926
	Phoenix Mills Ltd.	24,483	712,787
	PI Industries Ltd.	14,877	605,178
	Pidilite Industries Ltd.	20,429	622,890
	Piramal Enterprises Ltd.	50,304	554,041
*Ω	PNB Housing Finance Ltd.	30,241	284,753
	PNC Infratech Ltd.	61,055	335,528
	Poly Medicure Ltd.	7,213	126,111
	Polycab India Ltd.	10,577	552,209
	Polyplex Corp. Ltd.	9,629	117,625
	Poonawalla Fincorp Ltd.	71,160	409,812
	Power Finance Corp. Ltd.	551,545	2,951,015
	Power Grid Corp. of India Ltd.	690,178	2,160,652
	Power Mech Projects Ltd.	2,553	164,320
	Praj Industries Ltd.	50,301	301,918
Ω	Prataap Snacks Ltd.	3,362	52,052
	Precision Camshafts Ltd.	3,589	10,133
	Prestige Estates Projects Ltd.	73,538	1,113,489
*	Pricol Ltd.	22,300	102,587
*	Prime Focus Ltd.	15,855	26,438
*	Prince Pipes & Fittings Ltd.	14,099	120,845
*	Privi Speciality Chemicals Ltd.	2,721	39,950
	Procter & Gamble Health Ltd.	3,293	202,653
	Procter & Gamble Hygiene & Health Care Ltd.	2,169	448,973
	PSP Projects Ltd.	5,467	49,265
	PTC India Financial Services Ltd.	133,037	99,712
	PTC India Ltd.	144,661	418,824
	Punjab National Bank	338,432	466,753
	Puravankara Ltd.	17,980	56,298
*Ω	Quess Corp. Ltd.	28,544	173,680
	Rain Industries Ltd.	85,963	179,803
	Rajesh Exports Ltd.	27,869	122,614
	Rallis India Ltd.	36,557	116,644
	Ramco Industries Ltd.	17,856	52,899
*	Ramco Systems Ltd.	8,780	35,107
	Ramkrishna Forgings Ltd.	41,692	383,434
*	Ramky Infrastructure Ltd.	5,601	62,222
	Rashtriya Chemicals & Fertilizers Ltd.	107,630	237,565
	Ratnamani Metals & Tubes Ltd.	9,623	410,178
Ω	RBL Bank Ltd.	205,290	643,300
	REC Ltd.	481,144	2,889,149
	Redington Ltd.	374,937	811,981
*	Redtape Ltd.	21,209	166,776
	Reliance Industrial Infrastructure Ltd.	4,025	68,179
Ω	Reliance Industries Ltd., GDR	150,361	10,433,309
	Reliance Industries Ltd.	124,079	4,258,065
	Repco Home Finance Ltd.	19,971	97,738
	Rhi Magnesita India Ltd.	7,244	62,779
	Rico Auto Industries Ltd.	28,598	35,217
	RITES Ltd.	30,606	273,879
	Rossari Biotech Ltd.	3,724	35,461
	Route Mobile Ltd.	3,062	58,645
*	RPSG Ventures Ltd.	3,954	36,087
	RSWM Ltd.	18,172	49,721
	Rupa & Co. Ltd.	4,478	14,954

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Safari Industries India Ltd.	6,898	$168,464
	Samvardhana Motherson International Ltd.	945,053	1,291,819
	Sandhar Technologies Ltd.	9,738	56,264
	Sanghvi Movers Ltd.	10,785	100,807
	Saregama India Ltd.	8,701	36,538
	Sasken Technologies Ltd.	2,274	39,950
*	Satin Creditcare Network Ltd.	22,021	68,636
	Savita Oil Technologies Ltd.	11,370	56,880
	SBI Cards & Payment Services Ltd.	48,059	415,824
Ω	SBI Life Insurance Co. Ltd.	36,042	611,534
	Schaeffler India Ltd.	10,383	390,593
	SEAMEC Ltd.	2,229	30,371
*	SEPC Ltd.	258,801	83,148
*	Sequent Scientific Ltd.	34,602	57,286
	Seshasayee Paper & Boards Ltd.	18,452	76,374
Ω	SH Kelkar & Co. Ltd.	19,183	38,780
	Shakti Pumps India Ltd.	4,128	73,503
	Shankara Building Products Ltd.	3,629	33,547
	Shanthi Gears Ltd.	5,846	38,419
	Sharda Cropchem Ltd.	13,028	62,125
	Sharda Motor Industries Ltd.	3,801	62,353
*	Sheela Foam Ltd.	8,366	118,168
*	Shilpa Medicare Ltd.	16,072	70,724
	Shipping Corp. of India Ltd.	79,327	202,940
††	Shipping Corp. of India Ltd.	79,327	9,686
*	Shoppers Stop Ltd.	15,826	144,259
*	Shree Renuka Sugars Ltd.	105,348	60,898
	Shriram Finance Ltd.	70,233	2,091,168
	Siemens Ltd.	4,010	199,998
*	SIS Ltd.	18,554	109,752
	Siyaram Silk Mills Ltd.	11,087	71,083
	SKF India Ltd.	9,711	552,320
	Skipper Ltd.	3,606	11,819
	Snowman Logistics Ltd.	34,528	29,747
	Sobha Ltd.	17,877	312,034
*	Solara Active Pharma Sciences Ltd.	7,964	36,960
	Somany Ceramics Ltd.	8,051	68,670
	Sonata Software Ltd.	79,141	731,459
	South Indian Bank Ltd.	410,920	171,622
	SP Apparels Ltd.	2,998	22,585
*	Spandana Sphoorty Financial Ltd.	9,158	115,347
	SRF Ltd.	54,241	1,513,710
*	Star Cement Ltd.	23,860	53,528
	State Bank of India	302,502	2,340,468
	State Bank of India, GDR	7,803	603,952
	Sterlite Technologies Ltd.	84,282	146,769
	Strides Pharma Science Ltd.	26,713	225,664
	Stylam Industries Ltd.	1,669	33,148
	Styrenix Performance Materials Ltd.	4,025	73,922
*	Subex Ltd.	185,975	84,201
	Subros Ltd.	9,171	73,397
	Sudarshan Chemical Industries Ltd.	18,585	117,726
	Sumitomo Chemical India Ltd.	17,948	89,356
	Sun TV Network Ltd.	53,547	424,493
	Sundaram Finance Holdings Ltd.	6,562	15,006
	Sundaram Finance Ltd.	17,197	738,332
	Sundaram-Clayton Ltd.	2,777	50,695
	Sundram Fasteners Ltd.	42,894	629,387
	Sunteck Realty Ltd.	29,355	165,774

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Suprajit Engineering Ltd.	34,522	$161,969
	Supreme Industries Ltd.	12,482	625,529
	Supreme Petrochem Ltd.	35,684	258,377
	Sutlej Textiles & Industries Ltd.	15,744	12,478
*	Suven Pharmaceuticals Ltd.	39,046	315,120
*	Suzlon Energy Ltd.	1,021,857	565,034
	Swan Energy Ltd.	20,268	156,470
	Swaraj Engines Ltd.	2,802	75,774
	Symphony Ltd.	3,128	35,588
	Tamil Nadu Newsprint & Papers Ltd.	20,871	80,184
	Tamilnadu Petroproducts Ltd.	31,074	38,184
	Tanla Platforms Ltd.	26,856	334,153
*	TARC Ltd.	42,816	83,257
	Tata Chemicals Ltd.	80,890	1,004,357
	Tata Communications Ltd.	30,412	636,466
	Tata Consultancy Services Ltd.	130,973	5,996,908
	Tata Consumer Products Ltd.	45,035	607,017
	Tata Elxsi Ltd.	10,038	918,434
	Tata Motors Ltd.	425,983	4,536,746
	Tata Steel Ltd.	66,396	108,696
	TCI Express Ltd.	4,334	72,240
*Ω	TCNS Clothing Co. Ltd.	1,295	6,351
	TD Power Systems Ltd.	32,080	116,301
*	TeamLease Services Ltd.	1,700	58,269
	Tech Mahindra Ltd.	116,559	1,862,238
	Tega Industries Ltd.	1,043	14,517
*Ω	Tejas Networks Ltd.	19,391	183,643
	Texmaco Rail & Engineering Ltd.	91,863	244,895
	Thirumalai Chemicals Ltd.	39,033	114,050
	Thomas Cook India Ltd.	57,162	118,918
Ω	Thyrocare Technologies Ltd.	8,171	60,003
	Tide Water Oil Co. India Ltd.	2,844	55,768
	Time Technoplast Ltd.	87,932	184,095
	Timken India Ltd.	8,915	365,249
	Titagarh Rail System Ltd.	29,474	390,345
	Titan Co. Ltd.	53,167	2,365,751
	Torrent Power Ltd.	38,982	489,228
	Tourism Finance Corp. of India Ltd.	33,398	73,248
	Transformers & Rectifiers India Ltd.	4,911	20,638
*	TransIndia Real Estate Ltd.	41,140	27,646
	Transport Corp. of India Ltd.	15,306	172,876
	Trent Ltd.	33,490	1,245,889
	Trident Ltd.	551,605	315,595
	Triveni Engineering & Industries Ltd.	40,566	167,032
*	Triveni Turbine Ltd.	38,438	174,324
	TTK Prestige Ltd.	14,405	135,069
	Tube Investments of India Ltd.	29,231	1,374,658
	TV Today Network Ltd.	14,618	43,691
	TVS Holdings Ltd.	2,777	268,177
	TVS Motor Co. Ltd.	12,941	311,053
	TVS Srichakra Ltd.	2,015	107,360
	Uflex Ltd.	21,088	118,053
*	Ugro Capital Ltd.	23,219	79,186
Ω	Ujjivan Small Finance Bank Ltd.	305,527	204,241
*	Unichem Laboratories Ltd.	9,330	52,934
	Union Bank of India Ltd.	403,315	678,491
	UNO Minda Ltd.	51,181	424,553
	UPL Ltd.	184,209	1,193,239
	Usha Martin Ltd.	56,679	255,561

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	UTI Asset Management Co. Ltd.	22,187	$248,833
	V2 Retail Ltd.	5,674	23,719
*	VA Tech Wabag Ltd.	21,305	172,847
	Vaibhav Global Ltd.	16,127	96,724
Ω	Valiant Organics Ltd.	2,729	16,093
	Vardhman Textiles Ltd.	71,969	371,639
*Ω	Varroc Engineering Ltd.	19,549	131,004
	Varun Beverages Ltd.	99,449	1,528,875
	Venky's India Ltd.	2,715	64,415
	Vesuvius India Ltd.	2,987	127,374
	V-Guard Industries Ltd.	68,621	242,192
	Vimta Labs Ltd.	5,374	29,579
	Vinati Organics Ltd.	9,589	199,920
	Vindhya Telelinks Ltd.	3,102	91,758
	VIP Industries Ltd.	23,236	149,634
	VL E-Governance & IT Solutions Ltd.	21,625	18,672
*	V-Mart Retail Ltd.	936	24,594
*	Vodafone Idea Ltd.	2,353,909	404,306
	Voltamp Transformers Ltd.	2,623	255,072
	Voltas Ltd.	38,881	509,692
	VRL Logistics Ltd.	14,872	133,113
	VST Tillers Tractors Ltd.	2,106	84,520
	Welspun Corp. Ltd.	60,698	429,732
	Welspun Enterprises Ltd.	33,082	141,610
	Welspun Living Ltd.	133,441	264,033
	West Coast Paper Mills Ltd.	27,178	255,510
	Westlife Foodworld Ltd.	25,414	256,726
	Whirlpool of India Ltd.	6,915	112,091
	Wipro Ltd.	272,871	1,556,920
	Wonderla Holidays Ltd.	9,009	95,696
*	Yes Bank Ltd.	2,473,445	716,850
*	Zee Entertainment Enterprises Ltd.	447,305	937,066
*	Zee Media Corp. Ltd.	141,609	25,173
	Zensar Technologies Ltd.	46,090	319,945
*	Zomato Ltd.	676,373	1,133,549
TOTAL INDIA			284,699,324
INDONESIA — (1.7%)
	Ace Hardware Indonesia Tbk. PT	3,662,100	197,151
*	Adhi Karya Persero Tbk. PT	1,028,425	18,359
*	Adi Sarana Armada Tbk. PT	778,400	35,790
*	Agung Semesta Sejahtera Tbk. PT	1,060,900	674
*	Alam Sutera Realty Tbk. PT	6,226,300	63,970
*	Allo Bank Indonesia Tbk. PT	300,200	22,850
	Arwana Citramulia Tbk. PT	1,603,400	69,595
	Astra Agro Lestari Tbk. PT	250,667	109,666
	Astra Otoparts Tbk. PT	444,800	63,080
*	Bank Amar Indonesia Tbk. PT	1,597,862	28,330
	Bank BTPN Syariah Tbk. PT	1,050,300	105,728
*	Bank Bukopin Tbk. PT	13,112,043	63,927
	Bank Central Asia Tbk. PT	6,301,900	3,812,816
*	Bank China Construction Bank Indonesia Tbk. PT	4,112,500	19,558
*	Bank Jago Tbk. PT	208,500	42,253
	Bank Mandiri Persero Tbk. PT	7,868,088	3,312,586
*	Bank Mayapada International Tbk. PT	6,494,246	74,957
	Bank Maybank Indonesia Tbk. PT	6,214,700	95,247
*	Bank MNC Internasional Tbk. PT	7,987,000	29,417
	Bank Negara Indonesia Persero Tbk. PT	2,070,900	753,425
*	Bank Neo Commerce Tbk. PT	2,864,700	59,286

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Bank OCBC Nisp Tbk. PT	765,100	$60,356
*	Bank Pan Indonesia Tbk. PT	1,458,800	101,568
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	1,601,943	118,177
	Bank Pembangunan Daerah Jawa Timur Tbk. PT	1,735,000	71,429
	Bank Rakyat Indonesia Persero Tbk. PT	7,243,886	2,609,503
	Bank Syariah Indonesia Tbk. PT	3,060,361	451,267
	Bank Tabungan Negara Persero Tbk. PT	2,966,281	245,129
	Barito Pacific Tbk. PT	1,393,888	93,504
	BFI Finance Indonesia Tbk. PT	4,077,000	313,816
*	Bhakti Multi Artha Tbk. PT	120,700	3,003
*	Bintang Oto Global Tbk. PT	343,800	23,756
	BISI International Tbk. PT	932,700	90,396
	Blue Bird Tbk. PT	295,600	31,867
*	Buana Lintas Lautan Tbk. PT	8,333,400	84,537
*	Bukalapak.com Tbk. PT	20,194,200	245,146
*	Bumi Serpong Damai Tbk. PT	2,922,200	191,712
*	Bumi Teknokultura Unggul Tbk. PT	2,771,100	351
*	Capital Financial Indonesia Tbk. PT	1,863,300	87,522
*	Cemindo Gemilang PT	341,100	24,210
	Charoen Pokphand Indonesia Tbk. PT	578,515	164,195
	Ciputra Development Tbk. PT	4,780,100	379,389
*	Citra Marga Nusaphala Persada Tbk. PT	1,345,302	128,042
	Dayamitra Telekomunikasi PT	530,800	22,862
	Dharma Satya Nusantara Tbk. PT	2,128,100	68,682
*	Digital Mediatama Maxima Tbk. PT	580,500	10,075
	Elang Mahkota Teknologi Tbk. PT	4,357,400	127,894
	Elnusa Tbk. PT	1,133,900	28,833
	Erajaya Swasembada Tbk. PT	5,078,600	131,730
*	Gajah Tunggal Tbk. PT	418,200	28,764
	Garudafood Putra Putri Jaya Tbk. PT	3,882,200	108,262
	Hexindo Adiperkasa Tbk. PT	105,600	38,465
	Impack Pratama Industri Tbk. PT	2,994,200	74,378
	Indah Kiat Pulp & Paper Tbk. PT	804,200	398,371
	Indofood CBP Sukses Makmur Tbk. PT	286,200	213,251
	Indofood Sukses Makmur Tbk. PT	1,417,500	572,753
	Indomobil Sukses Internasional Tbk. PT	472,400	41,608
	Indosat Tbk. PT	330,000	200,198
	Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	2,799,372	90,471
*††	Inti Agri Resources Tbk. PT	3,873,200	0
*	Intiland Development Tbk. PT	721,100	8,755
	Japfa Comfeed Indonesia Tbk. PT	2,423,400	162,825
	Jasa Marga Persero Tbk. PT	653,526	206,875
	Jaya Real Property Tbk. PT	562,800	24,608
*	Kapuas Prima Coal Tbk. PT	4,380,500	13,880
*	Kawasan Industri Jababeka Tbk. PT	8,814,068	68,703
	KMI Wire & Cable Tbk. PT	1,054,000	22,162
*	M Cash Integrasi PT	83,600	20,323
	Map Aktif Adiperkasa PT	3,588,000	220,373
	Matahari Department Store Tbk. PT	303,900	40,628
	Mayora Indah Tbk. PT	1,030,625	153,310
*	MD Pictures Tbk. PT	179,100	68,222
	Media Nusantara Citra Tbk. PT	2,235,600	50,656
*	Mega Manunggal Property Tbk. PT	619,800	12,413
*	Merdeka Copper Gold Tbk. PT	1,085,421	185,505
	Metrodata Electronics Tbk. PT	2,389,000	78,650
	Metropolitan Kentjana Tbk. PT	9,800	17,236
	Mitra Adiperkasa Tbk. PT	3,688,500	456,852
	Mitra Keluarga Karyasehat Tbk. PT	865,500	147,637
	Mitra Pinasthika Mustika Tbk. PT	665,400	42,601

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
*	MNC Digital Entertainment Tbk. PT	216,200	$40,974
*	MNC Land Tbk. PT	10,467,300	41,068
	Mulia Industrindo Tbk. PT	1,559,300	41,488
	Nippon Indosari Corpindo Tbk. PT	471,744	34,119
	Pabrik Kertas Tjiwi Kimia Tbk. PT	631,300	249,989
*	Pacific Strategic Financial Tbk. PT	979,900	76,658
	Pakuwon Jati Tbk. PT	7,007,400	186,478
*	Panin Financial Tbk. PT	5,975,200	97,693
*	Paninvest Tbk. PT	637,500	34,344
	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	1,671,500	89,424
*††	Pool Advista Indonesia Tbk. PT	350,400	208
*	PP Persero Tbk. PT	1,615,042	42,140
	Prodia Widyahusada Tbk. PT	156,400	50,121
	Puradelta Lestari Tbk. PT	3,337,300	34,017
*	Quantum Clovera Investama Tbk. PT	3,259,900	207
	Ramayana Lestari Sentosa Tbk. PT	1,095,400	33,849
*††	Rimo International Lestari Tbk. PT	18,540,300	0
	Rukun Raharja Tbk. PT	251,800	21,359
	Salim Ivomas Pratama Tbk. PT	1,908,700	44,276
	Samator Indo Gas Tbk. PT	23,400	2,277
	Sampoerna Agro Tbk. PT	487,800	61,870
	Samudera Indonesia Tbk. PT	4,974,500	108,411
	Sarana Menara Nusantara Tbk. PT	7,567,100	425,647
	Sariguna Primatirta Tbk. PT	1,029,900	43,671
	Sawit Sumbermas Sarana Tbk. PT	1,628,300	122,742
	Selamat Sempurna Tbk. PT	1,169,600	149,835
*	Sinar Mas Multiartha Tbk. PT	16,500	17,050
*††	Sri Rejeki Isman Tbk. PT	6,771,700	11,747
	Steel Pipe Industry of Indonesia PT	1,516,900	27,689
	Sumber Alfaria Trijaya Tbk. PT	3,303,900	554,508
	Summarecon Agung Tbk. PT	4,993,220	177,222
	Surya Citra Media Tbk. PT	7,908,000	77,032
	Surya Esa Perkasa Tbk. PT	3,734,800	116,484
*	Surya Semesta Internusa Tbk. PT	2,192,100	56,825
*††	Suryainti Permata Tbk. PT	1,280,000	0
	Telkom Indonesia Persero Tbk. PT	596,300	149,568
	Telkom Indonesia Persero Tbk. PT, ADR	42,948	1,080,572
	Temas Tbk. PT	3,434,000	35,962
	Tempo Scan Pacific Tbk. PT	330,100	43,285
	Tower Bersama Infrastructure Tbk. PT	469,200	58,014
*††	Trada Alam Minera Tbk. PT	12,608,800	0
	Transcoal Pacific Tbk. PT	162,000	75,461
	Triputra Agro Persada PT	4,012,600	142,355
	Tunas Baru Lampung Tbk. PT	1,835,085	77,155
	Ultrajaya Milk Industry & Trading Co. Tbk. PT	1,078,000	116,073
	Unilever Indonesia Tbk. PT	1,396,800	274,227
	Vale Indonesia Tbk. PT	475,200	116,531
*††	Waskita Beton Precast Tbk. PT	4,254,600	13,470
*††	Waskita Karya Persero Tbk. PT	3,281,726	15,806
	Wijaya Karya Beton Tbk. PT	1,949,300	12,720
*	Wijaya Karya Persero Tbk. PT	1,077,449	16,387
	XL Axiata Tbk. PT	2,896,949	425,515
TOTAL INDONESIA			24,380,874
KUWAIT — (0.6%)
	A'ayan Leasing & Investment Co. KSCP	315,251	194,789
*	Agility Public Warehousing Co. KSC	261,331	492,917
	Al Ahli Bank of Kuwait KSCP	154,228	126,392
*	ALAFCO Aviation Lease & Finance Co. KSCP, Class C	101,983	67,325

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
KUWAIT — (Continued)
	Al-Eid Food KSC	60,795	$38,751
	Ali Alghanim Sons Automotive Co. KSCC	5,062	19,293
*	Alimtiaz Investment Group KSC	438,888	79,642
	Arzan Financial Group for Financing & Investment KPSC	251,557	184,884
*	Asiya Capital Investments Co. KSCP	335,749	51,864
	Boubyan Bank KSCP	50,151	100,139
	Boubyan Petrochemicals Co. KSCP	49,026	94,863
	Boursa Kuwait Securities Co. KPSC	31,948	210,909
	Burgan Bank SAK	102,229	63,831
	Combined Group Contracting Co. SAK	41,185	58,396
	Commercial Facilities Co. SAKP	23,581	12,883
	Commercial Real Estate Co. KSC	376,084	129,642
	Gulf Bank KSCP	353,666	333,539
	Gulf Cables & Electrical Industries Group Co. KSCP	20,097	94,113
	Heavy Engineering & Ship Building Co. KSCP, Class B	47,681	131,491
	Humansoft Holding Co. KSC	32,244	359,979
	Integrated Holding Co. KCSC	85,708	149,118
	Jazeera Airways Co. KSCP	32,853	121,690
	Kuwait Financial Centre SAK	71,459	29,513
	Kuwait International Bank KSCP	316,855	166,929
	Kuwait Real Estate Co. KSC	241,631	188,590
	Kuwait Telecommunications Co.	111,589	214,106
	Mabanee Co. KPSC	73,473	183,981
	Mezzan Holding Co. KSCC	59,259	118,518
	Mobile Telecommunications Co. KSCP	418,196	715,353
	National Bank of Kuwait SAKP	866,994	2,763,103
	National Industries Group Holding SAK	237,195	184,356
	National Investments Co. KSCP	220,422	194,258
	Salhia Real Estate Co. KSCP	104,317	148,927
	Securities House KSC	160,379	29,468
*	Sultan Center Food Products Co. KSC	4,567	1,545
	Warba Bank KSCP	507,356	311,838
TOTAL KUWAIT			8,366,935
MALAYSIA — (1.5%)
	Able Global Bhd.	41,700	13,012
	Aeon Co. M Bhd.	300,700	71,700
	AEON Credit Service M Bhd.	90,180	112,398
	AFFIN Bank Bhd.	186,906	103,863
	Ajinomoto Malaysia Bhd.	7,500	25,977
	Alliance Bank Malaysia Bhd.	368,200	266,887
	Allianz Malaysia Bhd.	19,100	77,235
	AME Elite Consortium Bhd.	97,500	36,945
	AMMB Holdings Bhd.	385,675	345,295
	Ancom Nylex Bhd.	194,100	44,679
#	Apex Healthcare Bhd.	49,650	29,912
#	Astro Malaysia Holdings Bhd.	350,300	26,616
	Axiata Group Bhd.	741,048	426,965
*	Bahvest Resources Bhd.	70,100	6,868
	Bank Islam Malaysia Bhd.	269,630	127,526
	Batu Kawan Bhd.	39,200	168,164
#	Berjaya Food Bhd.	300,172	34,204
#*	Bermaz Auto Bhd.	306,800	158,266
	Beshom Holdings Bhd.	94,811	18,443
#*	Bumi Armada Bhd.	1,459,600	172,051
	Bursa Malaysia Bhd.	229,200	363,212
	Cahya Mata Sarawak Bhd.	334,800	74,117
#	CB Industrial Product Holding Bhd.	114,580	31,720
	CELCOMDIGI Bhd.	267,800	239,913

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	CIMB Group Holdings Bhd.	1,062,649	$1,399,661
#*	Coastal Contracts Bhd.	100,500	35,442
#	CSC Steel Holdings Bhd.	104,200	27,476
	CTOS Digital Bhd.	186,100	55,361
*	D&O Green Technologies Bhd.	146,000	104,718
#*	Dagang NeXchange Bhd.	936,800	66,900
	Datasonic Group Bhd.	511,900	47,487
	Dayang Enterprise Holdings Bhd.	244,545	105,498
	Dialog Group Bhd.	351,414	135,905
	DRB-Hicom Bhd.	391,300	111,143
	Dufu Technology Corp. Bhd.	90,800	34,809
#	Duopharma Biotech Bhd.	139,397	37,114
	Dutch Lady Milk Industries Bhd.	6,400	32,249
	Eco World Development Group Bhd.	361,200	100,548
*	Ekovest Bhd.	593,350	69,244
#	FGV Holdings Bhd.	220,100	66,556
#	Formosa Prosonic Industries Bhd.	83,700	51,938
	Fraser & Neave Holdings Bhd.	35,900	210,035
	Frontken Corp. Bhd.	371,750	270,926
	Gamuda Bhd.	295,571	315,402
	Gas Malaysia Bhd.	96,300	66,522
*	Genetec Technology Bhd.	43,100	17,254
	Genting Plantations Bhd.	73,400	98,904
	George Kent Malaysia Bhd.	175,200	19,750
#	Globetronics Technology Bhd.	129,066	40,550
*	Greatech Technology Bhd.	81,900	78,874
	Guan Chong Bhd.	90,600	31,755
	HAP Seng Consolidated Bhd.	102,120	100,741
	Hap Seng Plantations Holdings Bhd.	101,200	39,124
*	Hartalega Holdings Bhd.	195,100	112,918
*	Hengyuan Refining Co. Bhd.	61,100	39,861
#	Hextar Global Bhd.	334,560	66,652
	Hiap Teck Venture Bhd.	695,000	55,559
	Hong Leong Bank Bhd.	25,090	101,825
	Hong Leong Financial Group Bhd.	40,913	142,008
	Hong Leong Industries Bhd.	26,900	52,575
	Hume Cement Industries Bhd.	31,200	18,608
	Hup Seng Industries Bhd.	164,800	27,879
	IGB Bhd.	96,820	48,459
	IJM Corp. Bhd.	441,414	208,425
	Inari Amertron Bhd.	461,463	308,918
#	IOI Corp. Bhd.	382,705	322,678
	IOI Properties Group Bhd.	295,710	134,934
*	Iris Corp. Bhd.	738,100	11,610
*	JAKS Resources Bhd.	727,080	28,437
	Jaya Tiasa Holdings Bhd.	239,505	57,648
	Keck Seng Malaysia Bhd.	13,200	15,818
	Kelington Group Bhd.	50,300	23,317
#	Kenanga Investment Bank Bhd.	262,900	59,842
	Kerjaya Prospek Group Bhd.	145,309	52,849
	Kim Loong Resources Bhd.	89,860	38,662
*	KNM Group Bhd.	277,084	4,994
	Kossan Rubber Industries Bhd.	503,000	217,777
#	Kretam Holdings Bhd.	266,200	33,880
#*	KSL Holdings Bhd.	131,700	42,465
	Kuala Lumpur Kepong Bhd.	98,868	463,649
#	LBS Bina Group Bhd.	391,772	52,417
#	Leong Hup International Bhd.	320,600	37,588
#*Ω	Lotte Chemical Titan Holding Bhd.	258,476	65,533

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
#	LPI Capital Bhd.	85,900	$224,980
	Magni-Tech Industries Bhd.	96,933	38,935
	Mah Sing Group Bhd.	614,652	121,756
	Malayan Banking Bhd.	575,730	1,126,126
	Malayan Flour Mills Bhd.	285,450	38,566
	Malaysia Airports Holdings Bhd.	179,084	291,207
#	Malaysia Building Society Bhd.	690,095	106,920
#	Malaysia Smelting Corp. Bhd.	91,400	39,440
	Malaysian Pacific Industries Bhd.	26,963	153,602
	Malaysian Resources Corp. Bhd.	797,188	109,155
	Matrix Concepts Holdings Bhd.	383,075	142,440
#	Maxis Bhd.	301,300	241,850
	MBM Resources Bhd.	60,030	55,335
	Media Prima Bhd.	328,100	32,130
	Mega First Corp. Bhd.	238,800	197,349
	Mi Technovation Bhd.	64,900	27,234
	MKH Bhd.	164,215	51,308
	MNRB Holdings Bhd.	139,467	40,090
	MPHB Capital Bhd.	107,100	23,664
Ω	MR DIY Group M Bhd.	616,400	179,847
	Muda Holdings Bhd.	11,400	3,422
*	Muhibbah Engineering M Bhd.	254,850	43,013
	My EG Services Bhd.	1,538,735	253,201
*	Nylex Malaysia Bhd.	3,235	136
	Oriental Holdings Bhd.	109,500	148,018
	OSK Holdings Bhd.	402,763	129,569
#	PA Resources Bhd.	267,300	17,740
	Padini Holdings Bhd.	149,100	111,895
	Pantech Group Holdings Bhd.	219,367	45,176
	Paramount Corp. Bhd.	122,940	25,741
	Pentamaster Corp. Bhd.	100,600	85,661
	Perak Transit Bhd.	187,900	46,838
	Petron Malaysia Refining & Marketing Bhd.	41,100	39,729
#	PIE Industrial Bhd.	62,100	42,004
	Power Root Bhd.	45,500	16,063
	PPB Group Bhd.	92,260	281,679
	Press Metal Aluminium Holdings Bhd.	464,700	465,091
	Public Bank Bhd.	1,921,150	1,780,938
	QL Resources Bhd.	222,506	274,207
#	Ranhill Utilities Bhd.	213,099	50,806
	RCE Capital Bhd.	128,400	86,219
	RHB Bank Bhd.	341,782	404,326
	Sam Engineering & Equipment M Bhd.	46,800	34,987
*	Sapura Energy Bhd.	2,737,511	26,124
	Sarawak Oil Palms Bhd.	170,320	99,285
	Scientex Bhd.	226,400	191,540
	SFP Tech Holdings Bhd.	113,600	21,144
	Sime Darby Plantation Bhd.	397,849	371,008
	Sime Darby Property Bhd.	1,114,700	181,037
#	SKP Resources Bhd.	502,300	71,687
	SP Setia Bhd. Group	792,068	150,201
#	Sunway Bhd.	286,900	162,327
#	Sunway Construction Group Bhd.	101,010	48,055
	Supermax Corp. Bhd.	416,374	82,214
	Suria Capital Holdings Bhd.	21,720	9,544
#	Syarikat Takaful Malaysia Keluarga Bhd.	170,436	136,515
#	Ta Ann Holdings Bhd.	107,926	84,255
	Taliworks Corp. Bhd.	111,700	20,275
	Tan Chong Motor Holdings Bhd.	103,100	21,341

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
#	TASCO Bhd.	114,500	$19,860
	Telekom Malaysia Bhd.	140,763	175,923
	Thong Guan Industries Bhd.	95,800	38,657
	TIME dotCom Bhd.	195,500	226,995
#*	Tropicana Corp. Bhd.	229,628	61,107
	TSH Resources Bhd.	423,400	91,231
#	Uchi Technologies Bhd.	115,170	94,443
#	UEM Sunrise Bhd.	532,564	115,372
	Unisem M Bhd.	138,600	93,813
	United Malacca Bhd.	20,100	21,148
	United Plantations Bhd.	42,000	175,531
	UOA Development Bhd.	175,140	66,970
*	UWC Bhd.	98,700	65,912
*	Velesto Energy Bhd.	1,498,935	82,060
	ViTrox Corp. Bhd.	72,000	105,452
	VS Industry Bhd.	568,400	86,482
#	WCT Holdings Bhd.	392,235	45,008
	Wellcall Holdings Bhd.	160,650	58,652
	Westports Holdings Bhd.	86,500	69,484
	Yinson Holdings Bhd.	406,039	220,611
*	YNH Property Bhd.	169,208	23,623
#	YTL Corp. Bhd.	428,847	211,428
#	YTL Power International Bhd.	343,400	297,232
TOTAL MALAYSIA			21,347,578
MEXICO — (3.0%)
	Alfa SAB de CV, Class A	1,529,960	1,196,483
#	Alpek SAB de CV	177,905	119,179
*	Alsea SAB de CV	193,741	760,152
	America Movil SAB de CV, ADR	9,777	176,475
	America Movil SAB de CV, Class B	3,988,402	3,598,750
	Arca Continental SAB de CV	59,316	674,372
Ω	Banco del Bajio SA	369,622	1,410,712
	Bolsa Mexicana de Valores SAB de CV	161,806	328,848
*	Cemex SAB de CV	325,511	269,880
*	Cemex SAB de CV, Sponsored ADR	178,620	1,478,974
	Cia Minera Autlan SAB de CV, Class B	25,536	15,208
	Coca-Cola Femsa SAB de CV, Sponsored ADR	5,019	476,504
#	Coca-Cola Femsa SAB de CV	22,065	209,708
	Consorcio ARA SAB de CV	285,651	62,735
*	Controladora AXTEL SAB de CV	1,529,960	17,245
#*	Controladora Vuela Cia de Aviacion SAB de CV, Class A	235,552	187,631
	Corp. Actinver SAB de CV	9,800	8,541
	Corp. Inmobiliaria Vesta SAB de CV	216,741	823,569
	Corp. Moctezuma SAB de CV	87,200	379,979
	Corporativo Fragua SAB de CV	214	6,714
	El Puerto de Liverpool SAB de CV, Class C1	48,398	339,488
#*††	Empresas ICA SAB de CV	72,400	0
*	Financiera Independencia SAB de CV SOFOM ENR	10,724	6,231
	Fomento Economico Mexicano SAB de CV	166,232	2,251,035
#	GCC SAB de CV	8,034	93,291
	Gentera SAB de CV	663,064	900,317
	Gruma SAB de CV, Class B	33,443	625,666
	Grupo Aeroportuario del Centro Norte SAB de CV	102,477	936,621
	Grupo Aeroportuario del Pacifico SAB de CV, ADR	3,434	535,326
#	Grupo Aeroportuario del Pacifico SAB de CV, Class B	47,159	734,312
	Grupo Aeroportuario del Sureste SAB de CV, ADR	2,714	793,411
	Grupo Aeroportuario del Sureste SAB de CV, Class B	10,582	308,019
	Grupo Bimbo SAB de CV, Class A	240,283	1,092,557

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
MEXICO — (Continued)
#	Grupo Carso SAB de CV	84,645	$792,672
	Grupo Comercial Chedraui SA de CV	87,347	590,873
	Grupo Elektra SAB de CV	2,722	182,489
	Grupo Financiero Banorte SAB de CV, Class O	412,185	4,191,176
*	Grupo Financiero Inbursa SAB de CV, Class O	279,873	827,350
	Grupo Herdez SAB de CV	47,842	125,696
	Grupo Hotelero Santa Fe SAB de CV	21,807	4,682
	Grupo Industrial Saltillo SAB de CV	114,458	170,508
	Grupo Mexico SAB de CV, Class B	615,278	3,171,569
*	Grupo Pochteca SAB de CV	35,990	15,359
	Grupo Rotoplas SAB de CV	67,842	109,421
*	Grupo Simec SAB de CV, Sponsored ADR	2,821	86,830
*	Grupo Simec SAB de CV, Class B	38,410	403,839
	Grupo Televisa SAB	725,130	436,051
*Ω	Grupo Traxion SAB de CV	107,943	197,617
*	Hoteles City Express SAB de CV	142,008	45,132
*	Industrias CH SAB de CV, Class B	98,329	1,090,608
#*	Industrias Penoles SAB de CV	38,695	508,207
	Kimberly-Clark de Mexico SAB de CV, Class A	359,226	815,650
*	KUO SAB De CV, Class B	28,603	73,122
	La Comer SAB de CV	227,745	532,461
	Megacable Holdings SAB de CV	397,830	1,017,025
*	Minera Frisco SAB de CV, Class A1	658,986	122,137
*Ω	Nemak SAB de CV	942,675	230,582
	Operadora De Sites Mexicanos SAB de CV, Class A	107,042	116,299
	Orbia Advance Corp. SAB de CV	505,280	1,005,775
*	Organizacion Cultiba SAB de CV	24,314	16,634
	Organizacion Soriana SAB de CV, Class B	220,844	447,808
	Promotora y Operadora de Infraestructura SAB de CV	88,500	871,040
	Promotora y Operadora de Infraestructura SAB de CV, Class L	17,304	114,221
	Qualitas Controladora SAB de CV	38,294	424,245
	Regional SAB de CV	102,308	946,846
#*	Sitios Latinoamerica SAB de CV	273,440	101,995
*	Vista Energy SAB de CV, ADR	32,384	1,060,900
#*	Vista Energy SAB de CV	2,091	67,123
	Vitro SAB de CV, Class A	86,697	70,016
	Wal-Mart de Mexico SAB de CV	419,691	1,733,482
TOTAL MEXICO			43,535,373
PERU — (0.1%)
	Cia de Minas Buenaventura SAA, ADR	15,794	239,595
	Credicorp Ltd.	3,722	552,457
*††	Fossal SAA, ADR	4	0
	Intercorp Financial Services, Inc.	1,961	45,985
TOTAL PERU			838,037
PHILIPPINES — (0.6%)
*	8990 Holdings, Inc.	437,000	68,958
	Apex Mining Co., Inc.	1,119,000	57,739
*	Atlas Consolidated Mining & Development Corp.	602,000	35,796
	Ayala Corp.	25,766	310,459
	Ayala Land, Inc.	292,960	177,037
*	AyalaLand Logistics Holdings Corp.	481,300	14,634
	Bank of the Philippine Islands	289,830	567,943
	BDO Unibank, Inc.	394,219	1,014,834
*	Cebu Air, Inc.	77,060	44,768
	Cebu Landmasters, Inc.	465,178	21,836
*Ω	CEMEX Holdings Philippines, Inc.	173,954	2,830

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
	Century Pacific Food, Inc.	442,600	$258,735
	China Banking Corp.	366,137	205,604
*	Converge Information & Communications Technology Solutions, Inc.	1,063,200	174,943
	Cosco Capital, Inc.	908,900	81,225
	D&L Industries, Inc.	820,700	92,839
*	DITO CME Holdings Corp.	1,352,000	58,996
	DoubleDragon Corp.	395,590	54,807
	Filinvest Development Corp.	301,500	29,872
	Filinvest Land, Inc.	4,402,000	53,941
	First Philippine Holdings Corp.	137,850	158,397
	Global Ferronickel Holdings, Inc.	762,228	27,452
	Globe Telecom, Inc.	8,335	257,335
	GT Capital Holdings, Inc.	30,889	365,379
*	Integrated Micro-Electronics, Inc.	322,160	14,296
	International Container Terminal Services, Inc.	105,880	457,826
	JG Summit Holdings, Inc.	331,628	225,647
	Jollibee Foods Corp.	79,300	357,778
	Keepers Holdings, Inc.	180,000	4,641
	MacroAsia Corp.	197,440	13,836
	Manila Electric Co.	25,860	166,399
	Manila Water Co., Inc.	615,600	196,886
	Max's Group, Inc.	165,400	9,709
	Megaworld Corp.	4,257,600	148,027
	Metropolitan Bank & Trust Co.	551,865	559,007
Ω	Monde Nissin Corp.	251,500	39,320
	Nickel Asia Corp.	1,528,600	131,443
	Petron Corp.	1,456,800	87,338
*††	Philcomsat Holdings Corp.	27,762	39,402
	Philex Mining Corp.	819,300	45,205
*	Philippine National Bank	176,952	58,668
*	Philippine Seven Corp.	20,200	28,502
	Philippine Stock Exchange, Inc.	5,304	17,858
*	Phoenix Petroleum Philippines, Inc.	189,140	14,458
	PLDT, Inc., Sponsored ADR	1,138	25,434
	PLDT, Inc.	11,925	269,673
	Puregold Price Club, Inc.	518,160	255,744
	RFM Corp.	532,000	27,463
	Rizal Commercial Banking Corp.	339,756	138,644
	Robinsons Land Corp.	925,266	262,792
	Robinsons Retail Holdings, Inc.	128,890	80,725
	Security Bank Corp.	160,576	202,651
	Shakey's Pizza Asia Ventures, Inc.	93,500	17,499
*	Shell Pilipinas Corp.	226,990	43,483
	SM Investments Corp.	12,835	204,907
	SM Prime Holdings, Inc.	534,212	324,960
	SSI Group, Inc.	238,000	11,194
	Synergy Grid & Development Phils, Inc.	367,800	49,934
*	Top Frontier Investment Holdings, Inc.	10,142	17,214
	Union Bank of the Philippines	215,883	171,400
	Universal Robina Corp.	151,120	299,710
	Vista Land & Lifescapes, Inc.	1,905,400	59,525
	Vistamalls, Inc.	78,400	3,268
	Wilcon Depot, Inc.	459,300	178,824
TOTAL PHILIPPINES			9,397,649
POLAND — (1.1%)
*	11 bit studios SA	278	40,922
	AB SA	4,499	81,518
*	Agora SA	8,567	24,154

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
POLAND — (Continued)
*	Alior Bank SA	47,922	$901,357
*Ω	Allegro.eu SA	15,797	119,253
*	Amica SA	2,295	44,464
*	AmRest Holdings SE	29,970	197,063
	Apator SA	7,981	30,255
#	Arctic Paper SA	13,128	71,757
	ASBISc Enterprises PLC	13,692	98,718
	Asseco Poland SA	20,834	379,519
	Asseco South Eastern Europe SA	5,768	77,218
	Auto Partner SA	25,348	162,509
	Bank Handlowy w Warszawie SA	7,422	191,455
*	Bank Millennium SA	82,952	173,673
*	Bank Ochrony Srodowiska SA	29,683	82,199
	Bank Polska Kasa Opieki SA	31,431	1,209,028
	Benefit Systems SA	721	399,366
#*	Bioton SA	12,311	11,203
	Boryszew SA	48,112	70,501
	Budimex SA	3,964	678,178
*	CCC SA	5,425	78,833
	CD Projekt SA	4,085	106,630
	Celon Pharma SA	5,344	19,982
#*	CI Games SA	22,569	10,127
#	Cognor Holding SA	102,333	193,217
	ComArch SA	1,679	88,018
	Cyber Folks SA	1,101	24,844
*	Cyfrowy Polsat SA	62,109	168,126
	Develia SA	172,377	212,612
*Ω	Dino Polska SA	5,898	636,557
	Dom Development SA	3,585	146,064
	Echo Investment SA	52,622	55,506
#	Erbud SA	1,249	11,658
*	Fabryki Mebli Forte SA	8,318	47,764
	Globe Trade Centre SA	52,134	71,731
*	Grenevia SA	95,610	72,380
#*	Grupa Azoty SA	24,892	148,530
	Grupa Kety SA	4,116	700,061
*	ING Bank Slaski SA	5,162	324,451
	Inter Cars SA	2,487	339,492
	KGHM Polska Miedz SA	22,962	639,736
	KRUK SA	4,327	489,908
	LPP SA	188	730,697
*	mBank SA	1,070	142,228
*	Mercator Medical SA	718	7,948
	Mirbud SA	33,062	66,979
	Mo-BRUK SA	777	60,531
	Mostostal Zabrze SA	9,888	9,648
	Neuca SA	549	120,714
	Orange Polska SA	120,912	258,263
	ORLEN SA	140,612	2,192,483
*	Pepco Group NV	38,977	213,411
	PlayWay SA	504	39,300
*	Polimex-Mostostal SA	34,390	35,444
	Powszechna Kasa Oszczednosci Bank Polski SA	36,036	457,226
	Powszechny Zaklad Ubezpieczen SA	50,748	611,014
	Santander Bank Polska SA	699	84,662
*	Selvita SA	2,662	39,348
	Stalexport Autostrady SA	50,770	38,312
	Synektik SA	1,788	38,438
	TEN Square Games SA	1,279	32,692

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
POLAND — (Continued)
	Text SA	5,036	$121,818
*	Torpol SA	7,289	48,981
	Unimot SA	1,266	40,203
#	Votum SA	5,010	59,078
	VRG SA	93,660	79,169
	Warsaw Stock Exchange	4,693	51,333
	Wawel SA	61	11,244
	Wirtualna Polska Holding SA	6,453	190,735
#Ω	XTB SA	17,331	195,252
TOTAL POLAND			15,607,688
QATAR — (0.9%)
	Aamal Co.	913,228	216,884
	Al Khaleej Takaful Group QSC	50,404	39,161
	Al Meera Consumer Goods Co. QSC	45,860	162,597
	Alijarah Holding Co. QPSC	109,752	23,153
*	Baladna	378,513	116,206
	Barwa Real Estate Co.	914,065	722,655
	Commercial Bank PSQC	707,020	1,018,469
	Doha Bank QPSC	1,077,832	503,902
	Doha Insurance Co. QSC	98,245	68,800
*	Estithmar Holding QPSC	278,519	151,011
	Gulf International Services QSC	612,447	473,317
	Gulf Warehousing Co.	202,601	180,658
	Industries Qatar QSC	22,417	73,716
*	Lesha Bank LLC	354,383	123,918
	Mannai Corp. QSC	116,821	125,684
	Masraf Al Rayan QSC	849,450	547,875
*	Mazaya Real Estate Development QPSC	247,327	45,850
	Mesaieed Petrochemical Holding Co.	535,113	246,694
	Ooredoo QPSC	299,563	879,370
	Qatar Aluminum Manufacturing Co.	1,281,331	449,747
	Qatar Fuel QSC	67,797	291,998
	Qatar Industrial Manufacturing Co. QSC	102,204	82,648
*	Qatar Insurance Co. SAQ	752,510	472,390
	Qatar International Islamic Bank QSC	134,170	384,005
	Qatar Islamic Bank SAQ	85,833	459,056
	Qatar Islamic Insurance Group	24,888	60,649
	Qatar National Bank QPSC	862,234	3,667,488
	Qatar Navigation QSC	278,669	790,545
	QLM Life & Medical Insurance Co. WLL	16,641	10,438
*	Salam International Investment Ltd. QSC	439,066	77,888
	United Development Co. QSC	861,553	245,556
	Vodafone Qatar QSC	1,147,594	597,856
	Zad Holding Co.	34,130	128,767
TOTAL QATAR			13,438,951
RUSSIA — (0.0%)
*††	Mobile TeleSystems PJSC, ADR	75,072	0
*††	PhosAgro PJSC	113	0
*††	PhosAgro PJSC, GDR	17,537	0
*††	Polyus PJSC, GDR	6,402	0
*††	Rostelecom PJSC, Sponsored ADR	31,181	0
*††	Sberbank of Russia PJSC, Sponsored ADR	286,504	0
*††	VTB Bank PJSC, GDR	431,770	0
SAUDI ARABIA — (4.0%)
*	Abdul Mohsen Al-Hokair Tourism & Development Co.	125,809	89,503

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
	Abdullah Al Othaim Markets Co.	181,860	$664,978
	Abdullah Saad Mohammed Abo Moati Stationaries Co.	8,525	67,965
	Advanced Petrochemical Co.	27,129	275,160
	Al Babtain Power & Telecommunication Co.	11,044	84,607
*	Al Gassim Investment Holding Co.	3,618	16,913
*	Al Hassan Ghazi Ibrahim Shaker Co.	7,483	59,200
	Al Jouf Agricultural Development Co.	5,970	76,324
	Al Kathiri Holding Co.	23,027	16,488
*	Al Khaleej Training & Education Co.	15,796	120,983
	Al Masane Al Kobra Mining Co.	9,409	135,333
	Al Moammar Information Systems Co.	6,154	217,415
	Al Rajhi Bank	264,647	5,907,691
*	Al Rajhi Co. for Co-operative Insurance	8,272	139,236
*	Al Yamamah Steel Industries Co.	11,361	92,568
*	AlAbdullatif Industrial Investment Co.	16,866	70,928
	Alamar Foods	3,820	93,275
	Alandalus Property Co.	14,474	89,318
	Alaseel Co.	64,296	75,422
*	Al-Baha Development & Investment Co.	587,100	20,197
	Aldrees Petroleum & Transport Services Co.	16,486	709,511
*	Al-Etihad Cooperative Insurance Co.	8,113	40,576
	Alinma Bank	158,450	1,745,210
*	AlJazira Takaful Ta'awuni Co.	15,813	71,078
*	AlKhorayef Water & Power Technologies Co.	2,826	162,169
*	Allianz Saudi Fransi Cooperative Insurance Co.	20,358	100,969
*	Allied Cooperative Insurance Group	7,865	28,525
	Almarai Co. JSC	42,880	652,726
	Almunajem Foods Co.	7,091	162,377
*	Alujain Corp.	15,476	170,449
*	Amana Cooperative Insurance Co.	10,982	34,228
	Amlak International Finance Co.	5,753	20,651
	Arab National Bank	159,674	1,061,730
	Arabian Centres Co. Ltd.	37,160	201,117
	Arabian Contracting Services Co.	5,928	410,552
	Arabian Internet & Communications Services Co.	7,173	625,850
*	Arabian Pipes Co.	1,912	64,179
*	Arabian Shield Cooperative Insurance Co.	16,885	83,659
	Arriyadh Development Co.	40,943	238,875
	Astra Industrial Group	15,342	527,430
	Ataa Educational Co.	6,276	125,216
	Baazeem Trading Co.	1,523	28,367
	Bank AlBilad	95,115	1,127,661
*	Bank Al-Jazira	196,921	1,058,026
	Banque Saudi Fransi	84,894	902,867
	Basic Chemical Industries Ltd.	5,959	51,377
*	Batic Investments & Logistic Co.	47,572	25,591
	Bawan Co.	16,280	206,365
	BinDawood Holding Co.	98,390	172,663
	Bupa Arabia for Cooperative Insurance Co.	15,731	866,137
*	Buruj Cooperative Insurance Co.	6,528	37,106
	Catrion Catering Holding Co.	16,632	510,778
*	Chubb Arabia Cooperative Insurance Co.	5,760	56,215
	Co. for Cooperative Insurance	18,053	589,828
*	Dar Al Arkan Real Estate Development Co.	163,545	565,241
	East Pipes Integrated Co. for Industry	2,452	56,558
	Electrical Industries Co.	279,240	241,834
	Etihad Etisalat Co.	165,357	2,298,149
*	Fawaz Abdulaziz Al Hokair & Co., Class C	21,476	96,637
	Fitaihi Holding Group	52,820	42,808

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
*	Gulf General Cooperative Insurance Co.	12,162	$23,462
	Gulf Insurance Group	13,525	117,067
*	Gulf Union Cooperative Insurance Co.	12,857	51,632
	Herfy Food Services Co.	13,155	113,309
	Jarir Marketing Co.	159,400	647,212
*	Jazan Development & Investment Co.	15,726	59,418
	L'Azurde Co. for Jewelry	22,713	87,254
	Leejam Sports Co. JSC	10,386	534,730
*	Liva Insurance Co.	7,553	40,609
	Maharah Human Resources Co.	4,232	78,054
*	Malath Cooperative Insurance Co.	5,621	26,349
*	Mediterranean & Gulf Cooperative Insurance & Reinsurance Co.	24,548	87,496
*	Methanol Chemicals Co.	16,290	80,525
	Middle East Paper Co.	20,062	201,231
*	Middle East Specialized Cables Co.	12,928	69,411
	Mobile Telecommunications Co. Saudi Arabia	328,876	1,169,839
*	Nama Chemicals Co.	4,008	35,040
	Naseej International Trading Co.	1,309	21,598
*	National Agriculture Development Co.	73,454	584,043
	National Co. for Glass Industries	7,664	82,922
	National Co. for Learning & Education	2,960	117,205
	National Gas & Industrialization Co.	12,876	233,771
*	National Metal Manufacturing & Casting Co.	9,764	48,266
	Nayifat Finance Co.	39,061	146,313
*	Rabigh Refining & Petrochemical Co.	106,546	259,161
*	Raydan Food Co.	2,688	17,948
	Retal Urban Development Co.	38,981	92,488
	Riyad Bank	223,768	1,688,849
	SABIC Agri-Nutrients Co.	51,650	1,761,047
	Sahara International Petrochemical Co.	112,698	943,619
*	Saudi Arabian Amiantit Co.	3,845	71,337
*	Saudi Arabian Cooperative Insurance Co.	7,745	32,541
*	Saudi Arabian Mining Co.	179,054	2,209,620
	Saudi Automotive Services Co.	12,855	271,177
	Saudi Awwal Bank	152,123	1,453,285
	Saudi Basic Industries Corp.	77,396	1,604,388
	Saudi Ceramic Co.	22,454	156,368
*	Saudi Co. For Hardware CJSC	7,027	70,668
*	Saudi Ground Services Co.	26,737	296,623
*	Saudi Industrial Development Co.	11,292	33,416
	Saudi Industrial Investment Group	124,125	670,736
	Saudi Investment Bank	162,437	674,500
*	Saudi Kayan Petrochemical Co.	236,469	577,643
	Saudi Marketing Co.	13,951	92,111
	Saudi National Bank	488,784	5,278,637
*	Saudi Paper Manufacturing Co.	5,708	75,415
*	Saudi Pharmaceutical Industries & Medical Appliances Corp.	15,246	138,606
*	Saudi Printing & Packaging Co., Class C	6,485	27,408
*	Saudi Public Transport Co.	27,268	146,485
*	Saudi Real Estate Co.	50,888	245,281
*	Saudi Reinsurance Co.	11,387	69,679
*	Saudi Research & Media Group	14,404	796,403
*	Saudi Steel Pipe Co.	4,989	44,834
	Saudi Tadawul Group Holding Co.	2,366	130,294
	Saudi Telecom Co.	459,501	5,000,107
*	Saudi Vitrified Clay Pipe Co. Ltd.	2,248	30,190
	Saudia Dairy & Foodstuff Co.	5,302	508,796
	Savola Group	97,188	1,164,161
*	Scientific & Medical Equipment House Co.	2,287	28,696

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
*	Seera Group Holding	63,072	$497,355
	SHL Finance Co.	27,052	122,523
*	Sinad Holding Co.	33,006	110,874
	Sustained Infrastructure Holding Co.	18,087	148,650
*	Tabuk Agriculture	6,681	29,289
*	Takween Advanced Industries Co.	8,950	45,346
	Tanmiah Food Co.	2,784	73,015
	Theeb Rent A Car Co.	10,087	174,361
*	United Co.-operative Assurance Co.	10,375	23,385
	United Electronics Co.	15,439	366,459
	United International Transportation Co.	20,025	442,578
	United Wire Factories Co.	5,844	46,430
*	Walaa Cooperative Insurance Co.	14,251	76,057
*	Wataniya Insurance Co.	8,381	44,169
	Yanbu National Petrochemical Co.	49,625	507,561
	Zahrat Al Waha For Trading Co., Class C	3,736	37,396
*	Zamil Industrial Investment Co.	11,799	80,717
TOTAL SAUDI ARABIA			58,630,227
SINGAPORE — (0.0%)
*††	Tech-Pro, Inc.	1,644,000	0
SOUTH AFRICA — (2.9%)
	Absa Group Ltd.	196,897	1,719,210
	Adcock Ingram Holdings Ltd.	36,601	109,716
	Advtech Ltd.	314,506	451,640
	AECI Ltd.	54,862	295,560
	Afrimat Ltd.	33,921	117,715
	Alexander Forbes Group Holdings Ltd.	187,471	63,734
	Altron Ltd., Class A	122,825	65,343
	Anglo American Platinum Ltd.	9,596	406,259
	Astral Foods Ltd.	18,132	152,903
#*	Aveng Ltd.	62,877	25,426
	AVI Ltd.	139,425	618,841
	Barloworld Ltd.	95,505	381,103
	Bid Corp. Ltd.	36,442	881,995
	Bidvest Group Ltd.	76,789	1,009,853
*	Blue Label Telecoms Ltd.	310,079	57,926
*	Brait PLC	400,143	39,164
	Capitec Bank Holdings Ltd.	6,546	697,195
	Cashbuild Ltd.	5,673	50,996
	Caxton & CTP Publishers & Printers Ltd.	26,485	15,029
	City Lodge Hotels Ltd.	170,526	43,351
	Clicks Group Ltd.	62,711	1,008,028
	Coronation Fund Managers Ltd.	84,403	140,485
	Curro Holdings Ltd.	68,507	44,128
	DataTec Ltd.	108,784	238,094
Ω	Dis-Chem Pharmacies Ltd.	168,787	271,860
	Discovery Ltd.	92,607	684,626
	DRDGOLD Ltd., Sponsored ADR	5,808	44,838
	DRDGOLD Ltd.	84,660	66,279
	Famous Brands Ltd.	27,058	82,388
	FirstRand Ltd.	679,041	2,459,297
	Foschini Group Ltd.	191,716	1,160,803
	Gold Fields Ltd., Sponsored ADR	189,217	2,800,412
	Grindrod Ltd.	340,259	221,581
	Harmony Gold Mining Co. Ltd.	39,235	245,248
	Harmony Gold Mining Co. Ltd., Sponsored ADR	189,040	1,170,158
	Hudaco Industries Ltd.	13,408	113,754

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
	Impala Platinum Holdings Ltd.	217,526	$844,360
	Investec Ltd.	36,951	243,835
	Italtile Ltd.	167,964	107,674
	JSE Ltd.	23,039	106,593
*	KAP Ltd.	1,555,097	185,188
	Kumba Iron Ore Ltd.	13,247	389,712
	Lewis Group Ltd.	26,714	60,684
*	Metair Investments Ltd.	107,306	83,629
	MiX Telematics Ltd., Sponsored ADR	8,700	82,563
	Momentum Metropolitan Holdings	844,400	943,226
	Motus Holdings Ltd.	105,177	588,136
	Mpact Ltd.	67,311	105,852
	Mr Price Group Ltd.	99,533	910,029
	MTN Group Ltd.	470,128	2,391,373
*	MultiChoice Group	128,091	512,035
	Naspers Ltd., Class N	2,941	493,276
	Nedbank Group Ltd.	78,011	905,747
	NEPI Rockcastle NV	105,297	708,464
	Ninety One Ltd.	88,763	196,424
	Northam Platinum Holdings Ltd.	82,999	559,454
	Oceana Group Ltd.	44,494	171,640
	Old Mutual Ltd.	1,213,337	807,453
	Omnia Holdings Ltd.	101,675	351,208
	OUTsurance Group Ltd.	27,186	60,777
#Ω	Pepkor Holdings Ltd.	590,053	606,732
	Pick n Pay Stores Ltd.	136,979	171,133
*	PPC Ltd.	710,704	137,058
	PSG Financial Services Ltd.	343,202	288,712
	Raubex Group Ltd.	86,543	137,784
	Reunert Ltd.	77,148	247,638
	RFG Holdings Ltd.	55,653	40,023
	Sanlam Ltd.	150,759	575,408
	Santam Ltd.	18,796	290,528
	Sappi Ltd.	336,651	801,765
	Shoprite Holdings Ltd.	92,955	1,347,158
	Sibanye Stillwater Ltd.	534,672	644,354
#	Sibanye Stillwater Ltd., ADR	131,758	637,710
*	Southern Sun Ltd.	109,709	31,818
#*	SPAR Group Ltd.	72,390	434,084
	Spur Corp. Ltd.	47,027	76,930
	Stadio Holdings Ltd.	92,501	24,363
	Standard Bank Group Ltd.	186,545	1,985,881
	Super Group Ltd.	247,204	369,579
*	Telkom SA SOC Ltd.	164,059	246,821
	Tiger Brands Ltd.	59,820	671,797
#*	Transaction Capital Ltd.	171,744	75,144
	Truworths International Ltd.	164,068	683,315
	Vodacom Group Ltd.	88,099	438,616
*	Wilson Bayly Holmes-Ovcon Ltd.	25,843	179,895
	Woolworths Holdings Ltd.	249,483	925,450
*	Zeda Ltd.	134,033	91,044
TOTAL SOUTH AFRICA			41,925,010
SOUTH KOREA — (12.1%)
*	3S Korea Co. Ltd.	8,243	19,176
	Able C&C Co. Ltd.	6,004	32,004
*	Abpro Bio Co. Ltd.	45,652	18,227
*	Ace Technologies Corp.	11,134	22,171
*	ADTechnology Co. Ltd.	2,141	41,527

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Advanced Nano Products Co. Ltd.	877	$62,129
*	Advanced Process Systems Corp.	6,270	99,739
	Aekyung Chemical Co. Ltd.	6,856	64,527
*	Aekyung Industrial Co. Ltd.	4,364	53,167
*	AfreecaTV Co. Ltd.	3,056	237,193
*	Agabang&Company	11,629	45,332
*	Ahnlab, Inc.	1,270	69,090
*	Ajin Industrial Co. Ltd.	15,410	47,801
*	AJU Steel Co. Ltd.	1,480	7,600
*	AK Holdings, Inc.	2,900	34,868
*	Alteogen, Inc.	1,460	84,293
*	ALUKO Co. Ltd.	29,610	74,923
*	Amicogen, Inc.	5,986	27,247
*	Aminologics Co. Ltd.	10,765	11,472
*	Amo Greentech Co. Ltd.	4,498	35,687
*	Amorepacific Corp.	1,153	101,706
*	Amorepacific Group	6,926	127,269
*	Amotech Co. Ltd.	5,426	31,181
*	Anam Electronics Co. Ltd.	28,466	45,986
*	Ananti, Inc.	34,018	155,154
*	Anterogen Co. Ltd.	2,438	25,302
*	Aplus Asset Advisor Co. Ltd.	5,743	17,167
*	Aprogen, Inc.	35,931	24,515
*	APS, Inc.	5,387	31,325
*	APTC Co. Ltd.	910	9,294
*	Aroot Co. Ltd.	25,816	9,612
*	Asia Pacific Satellite, Inc.	1,533	16,436
	Asia Paper Manufacturing Co. Ltd.	2,346	75,222
*	ASTORY Co. Ltd.	1,150	9,924
*	Atec Co. Ltd.	1,127	11,184
*	Atinum Investment Co. Ltd.	16,983	39,081
*	Avaco Co. Ltd.	2,325	21,765
*	Avatec Co. Ltd.	1,270	12,040
	Baiksan Co. Ltd.	8,600	63,784
*	Beno Tnr, Inc.	4,734	13,761
*	BGF Co. Ltd.	15,592	43,882
*	BGF retail Co. Ltd.	2,051	217,073
*	BGFecomaterials Co. Ltd.	10,866	38,125
*	BH Co. Ltd.	14,110	192,138
*	BHI Co. Ltd.	7,679	44,036
*	Binex Co. Ltd.	7,481	57,236
*	Binggrae Co. Ltd.	3,085	121,437
*	Biodyne Co. Ltd.	701	25,683
*	Bioneer Corp.	2,941	55,233
	BIT Computer Co. Ltd.	4,460	24,462
*	Bixolon Co. Ltd.	3,947	16,138
*	BNC Korea Co. Ltd.	17,845	50,440
	BNK Financial Group, Inc.	98,034	551,369
*	Boditech Med, Inc.	2,801	34,858
	BoKwang Industry Co. Ltd.	5,306	19,976
*	Bookook Securities Co. Ltd.	1,360	24,527
*	Bosung Power Technology Co. Ltd.	5,041	11,527
	Brand X Co. Ltd.	5,593	23,850
*	Bubang Co. Ltd.	8,545	15,642
*††	Bucket Studio Co. Ltd.	16,344	2,645
*	Bukwang Pharmaceutical Co. Ltd.	6,443	31,492
*	BusinessOn Communication Co. Ltd.	1,802	17,029
*	BYC Co. Ltd.	139	43,057
*	Byucksan Corp.	18,730	34,699

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	C&C International Corp.	484	$24,802
*	C&G Hi Tech Co. Ltd.	1,061	9,992
*	Cafe24 Corp.	2,651	44,573
*	CammSys Corp.	33,312	40,405
	Camus Engineering & Construction, Inc.	20,344	24,363
*	Cape Industries Ltd.	7,657	24,171
	Caregen Co. Ltd.	4,238	67,957
*	Celltrion Pharm, Inc.	2,201	167,671
*	Cellumed Co. Ltd.	5,279	7,895
	Cheil Worldwide, Inc.	26,065	358,742
*	Chemtronics Co. Ltd.	1,897	30,716
*	Chemtros Co. Ltd.	3,277	14,900
	Cheryong Electric Co. Ltd.	4,562	69,323
*	ChinHung International, Inc.	46,523	36,148
	Chinyang Holdings Corp.	9,810	22,979
*	Chips&Media, Inc.	3,500	67,393
*	Choil Aluminum Co. Ltd.	15,142	22,698
*	Chong Kun Dang Pharmaceutical Corp.	2,803	230,884
*	Choong Ang Vaccine Laboratory	2,468	19,381
*††	Chorokbaem Media Co. Ltd.	6,960	21,119
*	Chunbo Co. Ltd.	426	26,326
*	CJ CGV Co. Ltd.	34,909	144,044
	CJ CheilJedang Corp.	3,674	802,292
*	CJ Corp.	6,200	435,479
*	CJ ENM Co. Ltd.	6,530	348,811
*	CJ Freshway Corp.	4,127	75,619
*	CJ Logistics Corp.	4,090	416,232
*	CKD Bio Corp.	1,229	20,619
*	Classys, Inc.	5,466	125,753
*	CLIO Cosmetics Co. Ltd.	1,429	30,363
*	Com2uS Holdings Corp.	1,402	40,292
	Com2uSCorp	3,864	131,708
*	Coreana Cosmetics Co. Ltd.	6,531	13,233
*	Corentec Co. Ltd.	1,484	12,730
*	COSMAX NBT, Inc.	2,176	10,279
*	Cosmax, Inc.	3,076	266,897
*	Cosmecca Korea Co. Ltd.	2,209	61,477
*	CosmoAM&T Co. Ltd.	4,107	406,001
*	Cosmochemical Co. Ltd.	4,734	100,574
*	Coway Co. Ltd.	21,620	896,791
#	COWELL FASHION Co. Ltd.	10,272	44,100
	Cowintech Co. Ltd.	1,787	33,445
*	CR Holdings Co. Ltd.	12,587	54,265
*	Creas F&C Co. Ltd.	5,074	29,431
*	Creative & Innovative System	6,808	48,381
	Creverse, Inc.	2,158	26,400
*	CrystalGenomics Invites Co. Ltd.	9,498	19,394
*	CS Bearing Co. Ltd.	3,290	22,419
	CS Wind Corp.	3,614	153,928
*	CTC BIO, Inc.	2,673	17,840
*	Cuckoo Holdings Co. Ltd.	3,956	46,934
*	Cuckoo Homesys Co. Ltd.	5,138	77,146
*	Cymechs, Inc.	2,466	25,535
*	D.I Corp.	5,094	22,759
*	DA Technology Co. Ltd.	5,969	12,590
	Dae Hwa Pharmaceutical Co. Ltd.	3,569	23,739
*	Dae Won Kang Up Co. Ltd.	18,032	69,735
*	Dae Young Packaging Co. Ltd.	25,788	23,370
*††	Dae Yu Co. Ltd.	6,267	4,052

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Daea TI Co. Ltd.	7,647	$18,622
*	Daebo Magnetic Co. Ltd.	1,160	23,301
*	Daechang Co. Ltd.	33,874	34,003
*	Daechang Forging Co. Ltd.	7,013	30,308
*	Daedong Corp.	11,227	123,921
*	Daeduck Co. Ltd.	9,954	47,286
*	Daeduck Electronics Co. Ltd.	17,332	311,993
*	Daehan Flour Mill Co. Ltd.	512	50,356
*	Daehan Steel Co. Ltd.	6,724	65,988
*	Dae-Il Corp.	10,593	33,198
*	Daejoo Electronic Materials Co. Ltd.	1,371	70,699
#*	Daesang Corp.	12,237	170,319
*	Daesang Holdings Co. Ltd.	6,972	51,093
*	Daesung Energy Co. Ltd.	2,270	15,030
*	Daesung Industrial Co. Ltd.	9,382	27,050
*	Daesung Private Equity, Inc.	2,638	3,376
*	Daewon Media Co. Ltd.	4,416	39,227
*	Daewon Pharmaceutical Co. Ltd.	7,986	87,412
*	Daewon San Up Co. Ltd.	6,131	28,043
*	Daewoo Engineering & Construction Co. Ltd.	78,322	230,327
*	Daewoong Co. Ltd.	11,097	192,947
*	Daewoong Pharmaceutical Co. Ltd.	1,505	124,411
*	Daihan Pharmaceutical Co. Ltd.	2,228	46,950
*	Daishin Securities Co. Ltd.	13,697	158,205
*	Danal Co. Ltd.	31,311	93,208
*	Daol Investment & Securities Co. Ltd.	15,603	42,041
*	Daou Data Corp.	9,249	99,761
*	Daou Technology, Inc.	15,505	230,738
*	Dasan Networks, Inc.	13,256	40,154
*	Dawonsys Co. Ltd.	3,101	34,106
*	DB Financial Investment Co. Ltd.	18,822	55,428
*	DB HiTek Co. Ltd.	12,926	479,196
*	DB Insurance Co. Ltd.	19,760	1,303,484
*	DB, Inc.	41,196	49,193
*	Dentis Co. Ltd.	1,928	12,394
*	Dentium Co. Ltd.	2,353	199,028
*	Deutsch Motors, Inc.	11,957	43,860
*	Device ENG Co. Ltd.	953	10,389
*	Devsisters Co. Ltd.	1,125	33,947
*	Dexter Studios Co. Ltd.	2,991	19,184
*	DGB Financial Group, Inc.	91,952	620,476
*	DI Dong Il Corp.	3,739	76,389
	Digital Daesung Co. Ltd.	10,620	45,050
	Digital Imaging Technology Co. Ltd., Class C	1,126	16,149
*	DIO Corp.	2,305	32,872
*	Display Tech Co. Ltd.	4,122	15,895
*	DK Tech Co. Ltd.	3,070	20,500
*	DL Construction Co. Ltd.	4,967	55,723
*	DL E&C Co. Ltd.	13,214	411,007
#*	DL Holdings Co. Ltd.	5,712	240,369
*	DMS Co. Ltd.	10,092	47,178
	DN Automotive Corp.	2,019	130,971
*	DNF Co. Ltd.	1,645	25,768
*	Dohwa Engineering Co. Ltd.	5,055	28,582
*	Dong Ah Tire & Rubber Co. Ltd.	2,864	25,741
*	Dong-A ST Co. Ltd.	2,685	136,928
*	Dongbang Transport Logistics Co. Ltd.	28,165	47,900
*	Dongjin Semichem Co. Ltd.	8,922	256,861
	Dongkoo Bio & Pharma Co. Ltd.	3,136	13,335

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	DongKook Pharmaceutical Co. Ltd.	9,657	$129,119
*	Dongkuk CM Co. Ltd.	2,480	12,279
*	Dongkuk Holdings Co. Ltd.	10,462	58,486
*	Dongkuk Industries Co. Ltd.	13,609	50,161
*	Dongkuk Steel Mill Co. Ltd.	14,759	125,685
*	Dongkuk Structures & Construction Co. Ltd.	11,743	27,098
	Dongsuh Cos., Inc.	5,632	72,908
*	Dongsung Chemical Co. Ltd.	15,065	50,121
*	Dongsung Finetec Co. Ltd.	2,726	23,362
*	Dongsung Pharmaceutical Co. Ltd.	2,759	11,323
*	Dongwha Enterprise Co. Ltd.	950	43,858
*	Dongwha Pharm Co. Ltd.	10,329	74,612
*	Dongwon Development Co. Ltd.	20,377	46,256
*	Dongwon F&B Co. Ltd.	4,485	110,499
*	Dongwon Systems Corp.	1,184	27,214
*	Dongwoon Anatech Co. Ltd.	2,766	42,514
*	Dongyang E&P, Inc.	2,221	30,765
*	Dongyang Steel Pipe Co. Ltd.	19,283	10,787
	Doosan Bobcat, Inc.	22,622	861,537
*	Doosan Co. Ltd.	3,359	227,136
*	Doosan Enerbility Co. Ltd.	60,460	698,431
*	Doosan Fuel Cell Co. Ltd.	4,714	72,899
#*	Doosan Tesna, Inc.	4,233	142,001
*	Douzone Bizon Co. Ltd.	3,742	133,948
*	Dream Security Co. Ltd.	11,309	29,433
*	Dreamtech Co. Ltd.	15,895	138,364
*	DRTECH Corp.	6,589	18,610
*	DSK Co. Ltd.	6,678	24,852
*	Duck Yang Industry Co. Ltd.	6,536	23,349
*	Duckshin Housing Co. Ltd.	19,977	28,129
*	Duk San Neolux Co. Ltd.	2,327	67,089
*	Duksan Hi-Metal Co. Ltd.	6,331	33,176
*	Duksung Co. Ltd.	4,467	23,296
*	DY Corp.	8,382	35,167
*	DY POWER Corp.	3,899	36,716
*††	E Investment&Development Co. Ltd.	34,114	13,342
	E1 Corp.	1,203	55,085
*	Easy Bio, Inc.	7,041	17,618
*	Easy Holdings Co. Ltd.	26,721	57,168
	Echo Marketing, Inc.	5,078	36,505
*††	Eco Volt Co. Ltd.	16,063	12,221
*	Eco&Dream Co. Ltd.	1,006	22,524
*	Ecoplastic Corp.	18,180	60,607
#*	Ecopro BM Co. Ltd.	6,811	1,081,122
*	Ecopro Co. Ltd.	3,086	1,150,912
#*	Ecopro HN Co. Ltd.	3,856	166,372
*	e-Credible Co. Ltd.	1,402	13,805
*	EG Corp.	493	3,755
*††	Ehwa Technologies Information Co. Ltd.	40,504	10,227
*	Elentec Co. Ltd.	8,213	57,200
*	E-MART, Inc.	4,820	280,455
*	EMKOREA Co. Ltd.	8,717	15,180
	EMRO, Inc.	1,576	76,242
*	EM-Tech Co. Ltd.	1,475	41,619
*	ENF Technology Co. Ltd.	6,285	109,172
*	Enzychem Lifesciences Corp.	26,948	34,924
*	Eo Technics Co. Ltd.	680	86,992
*	Estechpharma Co. Ltd.	4,779	23,205
*††	E-TRON Co. Ltd.	112,634	12,659

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Eubiologics Co. Ltd.	3,259	$26,396
*	Eugene Corp.	25,711	65,862
*	Eugene Investment & Securities Co. Ltd.	27,685	79,828
	Eugene Technology Co. Ltd.	3,965	124,437
*	Eusu Holdings Co. Ltd.	6,956	31,530
*	Eutilex Co. Ltd.	6,836	13,807
*	EV Advanced Material Co. Ltd.	7,437	17,621
*	Exicon Co. Ltd.	1,739	21,132
*	F&F Co. Ltd.	4,572	242,802
*	F&F Holdings Co. Ltd.	4,491	49,824
*	FarmStory Co. Ltd.	19,242	23,277
*	Fasoo Co. Ltd.	1,847	11,800
	Fila Holdings Corp.	13,071	398,195
*	Fine M-Tec Co. Ltd.	5,699	37,474
*	Fine Semitech Corp.	2,676	42,822
*	Flask Co. Ltd.	13,763	9,454
*	Foosung Co. Ltd.	7,506	46,356
*	FSN Co. Ltd.	3,829	8,194
*	Fursys, Inc.	1,797	41,229
*	FutureChem Co. Ltd.	1,993	12,703
*	Gabia, Inc.	4,174	53,774
*	GAEASOFT	6,369	40,386
*	Galaxia Moneytree Co. Ltd.	2,236	15,605
*	GAMSUNG Corp. Co. Ltd.	22,439	44,524
*	Gaon Cable Co. Ltd.	2,668	44,632
*	GC Cell Corp.	3,129	93,779
*	GemVax & Kael Co. Ltd.	959	9,112
*	Gemvaxlink Co. Ltd.	33,421	35,442
#*	Genexine, Inc.	12,277	78,213
*	Genome & Co.	1,364	9,723
*	Genomictree, Inc.	1,846	24,583
*	Geumhwa PSC Co. Ltd.	1,944	37,237
*	Gigalane Co. Ltd.	11,619	10,722
*	Global Standard Technology Co. Ltd.	3,959	97,652
*	Global Tax Free Co. Ltd.	3,047	9,957
*	GOLFZON Co. Ltd.	1,742	104,380
*	Golfzon Newdin Holdings Co. Ltd.	9,235	25,699
*††	Good People Co. Ltd.	4,247	299
*	Gradiant Corp.	5,742	56,937
#*	Green Cross Corp.	2,341	189,025
*	Green Cross Holdings Corp.	10,819	119,773
*	GS Engineering & Construction Corp.	30,894	348,293
*	GS Holdings Corp.	19,715	683,703
*	GS Retail Co. Ltd.	17,777	296,681
*	Gwangju Shinsegae Co. Ltd.	1,600	36,616
*	HAESUNG DS Co. Ltd.	4,727	177,121
*	Haesung Industrial Co. Ltd.	6,893	40,124
*	Han Kuk Carbon Co. Ltd.	10,468	83,486
	Hana Financial Group, Inc.	71,408	2,553,355
*	Hana Materials, Inc.	2,798	98,494
#*	Hana Micron, Inc.	16,647	316,927
*	Hana Pharm Co. Ltd.	3,644	36,292
*	Hana Technology Co. Ltd.	461	18,106
*	Hana Tour Service, Inc.	3,647	174,103
*	Hanall Biopharma Co. Ltd.	1,910	44,076
*	Hancom, Inc.	4,544	82,871
*	Handok, Inc.	4,481	45,974
*	Handsome Co. Ltd.	7,877	109,926
*	Hanil Feed Co. Ltd.	5,197	17,786

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Hanil Iron & Steel Co. Ltd.	6,765	$12,373
*	Hanjin Kal Corp.	1,913	104,843
*	Hanjin Transportation Co. Ltd.	4,408	79,459
*	Hankook Shell Oil Co. Ltd.	303	51,495
*	Hankook Tire & Technology Co. Ltd.	25,341	969,904
*	Hankuk Steel Wire Co. Ltd.	5,428	14,752
*	Hanmi Semiconductor Co. Ltd.	2,458	107,193
*	HanmiGlobal Co. Ltd.	4,233	59,413
*	Hannong Chemicals, Inc.	1,919	20,742
	Hanon Systems	70,553	329,290
	Hansae Co. Ltd.	5,546	85,132
*	Hanshin Machinery Co.	6,523	25,045
*	Hansol Chemical Co. Ltd.	2,270	339,764
*	Hansol Holdings Co. Ltd.	19,120	41,062
*	Hansol IONES Co. Ltd.	6,315	44,285
	Hansol Paper Co. Ltd.	9,682	77,632
*	Hansol Technics Co. Ltd.	14,047	70,527
	Hanssem Co. Ltd.	184	6,580
*	Hanwha Galleria Corp.	79,804	80,613
*	Hanwha General Insurance Co. Ltd.	21,441	69,892
*	Hanwha Investment & Securities Co. Ltd.	55,055	152,786
*	Hanwha Life Insurance Co. Ltd.	122,230	277,481
*	Hanwha Ocean Co. Ltd.	2,745	45,111
*	Hanwha Solutions Corp.	35,557	883,328
*	Hanyang Digitech Co. Ltd.	2,583	30,426
*	Hanyang Eng Co. Ltd.	5,655	69,245
*	Hanyang Securities Co. Ltd.	5,181	36,816
*	Harim Co. Ltd.	26,787	71,226
*	Harim Holdings Co. Ltd.	29,300	164,661
*	HB SOLUTION Co. Ltd.	7,112	22,750
*	HB Technology Co. Ltd.	31,571	49,666
	HD Hyundai Co. Ltd.	17,111	912,010
*	HD Hyundai Construction Equipment Co. Ltd.	6,723	255,756
*	HD Hyundai Electric Co. Ltd.	5,196	397,926
*	HD Hyundai Energy Solutions Co. Ltd.	608	10,780
*	HD Hyundai Heavy Industries Co. Ltd.	496	42,262
*	HD Hyundai Infracore Co. Ltd.	78,145	450,571
*	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	6,653	564,484
*	HDC Holdings Co. Ltd.	17,474	95,653
*	HDC Hyundai Development Co-Engineering & Construction, Class E	19,170	256,645
*	HDCLabs Co. Ltd.	2,261	12,811
*	Hecto Financial Co. Ltd.	1,538	25,785
*	Hecto Innovation Co. Ltd.	3,956	42,101
*	Heerim Architects & Planners	6,183	31,844
*	Helixmith Co. Ltd.	11,894	29,438
*	HFR, Inc.	4,463	56,669
*	HJ Magnolia Yongpyong Hotel & Resort Corp.	12,765	27,663
*	HJ Shipbuilding & Construction Co. Ltd.	6,769	17,490
*	HK inno N Corp.	2,197	68,765
*	HL D&I Halla Corp.	12,823	19,878
*	HL Holdings Corp.	3,298	82,194
*	HL Mando Co. Ltd.	15,523	407,491
*	HLB Biostep Co. Ltd.	7,726	20,487
*	HLB Global Co. Ltd.	8,167	34,844
*	HLB PANAGENE Co. Ltd.	3,418	11,227
*	HLB Therapeutics Co. Ltd.	8,911	43,609
*	HLB, Inc.	4,622	233,127
*	HMM Co. Ltd.	84,927	1,220,604
	Home Center Holdings Co. Ltd.	40,607	34,514

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Homecast Co. Ltd.	8,481	$17,878
#	Hotel Shilla Co. Ltd.	8,311	362,010
*	HS Industries Co. Ltd.	14,609	36,673
*	HSD Engine Co. Ltd.	2,890	18,516
*	Hugel, Inc.	829	94,173
#*	Humasis Co. Ltd.	41,254	53,979
*	Humax Co. Ltd.	14,260	31,981
	Humedix Co. Ltd.	2,503	51,831
	Huons Co. Ltd.	3,135	80,679
	Huons Global Co. Ltd.	2,929	49,016
*	Husteel Co. Ltd.	17,299	65,093
*	Huvitz Co. Ltd.	3,210	43,618
*	Hwa Shin Co. Ltd.	9,790	84,457
*	Hwail Pharm Co. Ltd.	23,628	32,420
*	Hwangkum Steel & Technology Co. Ltd.	4,431	24,245
*	Hwaseung Enterprise Co. Ltd.	8,077	46,283
*	HYBE Co. Ltd.	734	110,667
*	Hy-Lok Corp.	4,195	78,121
*	Hyosung Advanced Materials Corp., Class C	750	183,250
*	Hyosung Corp.	3,366	158,320
*	Hyosung Heavy Industries Corp.	1,545	197,846
*	Hyosung TNC Corp.	1,080	242,906
*	Hyundai Autoever Corp.	1,307	144,516
*	Hyundai Bioland Co. Ltd.	2,761	20,243
*	Hyundai BNG Steel Co. Ltd.	4,900	63,451
*	Hyundai Corp.	4,150	56,823
*	Hyundai Department Store Co. Ltd.	6,514	261,942
*	Hyundai Elevator Co. Ltd.	6,935	211,038
*	Hyundai Engineering & Construction Co. Ltd.	18,938	490,132
*	Hyundai Ezwel Co. Ltd.	4,703	20,035
*	Hyundai Futurenet Co. Ltd.	10,966	25,763
*	Hyundai GF Holdings	21,681	66,719
*	Hyundai Green Food	2,293	20,165
*	Hyundai Home Shopping Network Corp.	2,566	85,827
*	Hyundai Livart Furniture Co. Ltd.	6,686	38,503
*	Hyundai Marine & Fire Insurance Co. Ltd.	24,522	622,812
*	Hyundai Mipo Dockyard Co. Ltd.	2,568	129,447
	Hyundai Mobis Co. Ltd.	7,979	1,250,736
	Hyundai Motor Co.	36,651	5,330,897
*	Hyundai Motor Securities Co. Ltd.	9,906	64,443
*	Hyundai Steel Co.	26,850	672,363
*	Hyundai Wia Corp.	7,746	336,779
*	HyVision System, Inc.	3,276	59,526
*	i3system, Inc.	1,104	23,607
*	iA, Inc.	82,596	26,942
*	ICD Co. Ltd.	2,981	19,141
*	Icure Pharm, Inc.	8,304	15,932
*	IDIS Holdings Co. Ltd.	2,685	22,714
*	Iljin Diamond Co. Ltd.	2,208	23,313
*	Iljin Electric Co. Ltd.	7,565	63,481
*	Iljin Holdings Co. Ltd.	11,120	30,759
*	Iljin Power Co. Ltd.	4,220	35,687
*	Ilshin Spinning Co. Ltd.	6,900	46,507
*	Ilsung Pharmaceuticals Co. Ltd.	2,715	46,859
*	Ilyang Pharmaceutical Co. Ltd.	4,099	43,970
	iMarketKorea, Inc.	8,309	51,238
*	InBody Co. Ltd.	3,960	73,458
*	Incross Co. Ltd.	3,242	26,464
*	Industrial Bank of Korea	73,514	689,739

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	InfoBank Corp.	1,192	$9,993
	Innocean Worldwide, Inc.	10,952	178,052
	InnoWireless Co. Ltd.	2,108	46,192
	Innox Advanced Materials Co. Ltd.	7,249	148,083
*	Inscobee, Inc.	19,359	20,052
*	Insun ENT Co. Ltd.	13,154	70,784
*	Insung Information Co. Ltd.	7,278	21,911
*	Intellian Technologies, Inc.	1,495	61,598
*	Intelligent Digital Integrated Security Co. Ltd.	1,743	26,825
*	Interflex Co. Ltd.	5,423	79,271
*	Interojo Co. Ltd.	2,350	51,695
	INTOPS Co. Ltd.	6,004	128,901
	iNtRON Biotechnology, Inc.	4,530	23,968
*	Inzi Controls Co. Ltd.	5,722	31,428
*	IS Dongseo Co. Ltd.	9,358	178,109
*	ISC Co. Ltd.	2,388	137,095
*	i-SENS, Inc.	1,718	31,054
*	ISU Abxis Co. Ltd.	3,988	16,242
*	ISU Chemical Co. Ltd.	1,897	17,160
*	ISU Specialty Chemical	931	121,162
*	IsuPetasys Co. Ltd.	11,986	244,669
*	ITEK, Inc.	5,575	30,323
*	ITM Semiconductor Co. Ltd.	1,624	30,134
*	Jahwa Electronics Co. Ltd.	3,097	66,587
*	JASTECH Ltd.	6,512	43,602
	JB Financial Group Co. Ltd.	46,009	394,781
*	JC Chemical Co. Ltd.	7,961	39,986
*	Jeisys Medical, Inc.	16,079	102,466
*	Jeju Air Co. Ltd.	13,916	129,302
*	Jeju Semiconductor Corp.	9,125	176,076
*	Jin Air Co. Ltd.	7,997	78,303
*	Jinsung T.E.C.	3,547	25,863
	JLS Co. Ltd.	3,636	18,850
*	JNK Heaters Co. Ltd.	5,529	20,386
*	JNTC Co. Ltd.	3,202	25,715
*††	Jokwang ILI Co. Ltd.	21,810	4,494
*	JoyCity Corp.	8,305	20,005
	JS Corp.	1,706	23,964
	Jusung Engineering Co. Ltd.	9,605	237,204
*	JVM Co. Ltd.	850	18,191
	JW Life Science Corp.	3,290	30,217
*	JYP Entertainment Corp.	7,401	416,524
	K Car Co. Ltd.	5,037	41,858
*	Kakao Corp.	6,923	270,729
*	Kakao Games Corp.	6,072	110,933
*	KakaoBank Corp.	9,558	194,268
*††	Kanglim Co. Ltd.	24,778	3,509
*	Kangstem Biotech Co. Ltd.	4,392	6,475
*	KAON Group Co. Ltd.	7,219	28,807
	KB Financial Group, Inc.	57,001	2,419,014
	KB Financial Group, Inc., ADR	33,276	1,406,577
*	KC Co. Ltd.	3,423	54,351
*	KC Tech Co. Ltd.	3,975	84,995
	KCC Corp.	964	177,516
	KCC Glass Corp.	5,228	155,862
*	KCTC	13,067	39,284
*	KEC Corp.	53,541	64,352
*	Kencoa Aerospace Co.	2,012	17,966
*	KEPCO Engineering & Construction Co., Inc.	668	32,744

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	KEPCO Plant Service & Engineering Co. Ltd.	8,787	$223,231
*	Keyang Electric Machinery Co. Ltd.	4,700	6,268
*	KEYEAST Co. Ltd.	3,383	16,849
	KG Chemical Corp.	25,310	120,833
	KG Dongbusteel	14,808	83,369
	KG Eco Technology Service Co. Ltd.	12,156	96,650
*††	KG Mobility Co.	18,083	104,207
	Kginicis Co. Ltd.	7,291	66,540
	KGMobilians Co. Ltd.	9,604	36,925
*	KH Vatec Co. Ltd.	8,145	78,105
*	Kia Corp.	77,376	5,943,332
*	Kib Plug Energy	46,690	18,909
*	KidariStudio, Inc.	8,599	37,297
*	KINX, Inc.	1,034	83,175
*	KISCO Corp.	7,715	39,074
*	KISCO Holdings Co. Ltd.	3,689	69,412
*	KISWIRE Ltd.	5,001	78,417
#*	KIWOOM Securities Co. Ltd.	6,044	436,859
*	KMW Co. Ltd.	3,770	42,362
*	KNJ Co. Ltd.	1,163	15,317
*	KNW Co. Ltd.	5,184	30,384
*	KoBioLabs, Inc.	2,360	16,632
*	Koentec Co. Ltd.	6,645	32,298
*	Koh Young Technology, Inc.	12,171	158,797
*	Kolmar BNH Co. Ltd.	4,947	59,204
*	Kolmar Korea Holdings Co. Ltd.	8,438	47,799
*	Kolon Corp.	3,612	45,743
	Kolon Global Corp.	2,282	16,123
*	Kolon Industries, Inc.	9,355	284,569
*	Kolon Life Science, Inc.	583	11,755
*	Kolon Mobility Group Corp.	7,567	21,245
*	Kolon Plastic, Inc.	3,586	19,196
*	KoMiCo Ltd.	2,410	110,129
*	KONA I Co. Ltd.	3,514	41,692
*	Korea Alcohol Industrial Co. Ltd.	5,591	47,339
	Korea Arlico Pharm Co. Ltd.	2,061	8,414
*	Korea Asset In Trust Co. Ltd.	27,658	66,855
*	Korea Cast Iron Pipe Industries Co. Ltd.	7,209	34,659
*	Korea Circuit Co. Ltd.	7,616	101,836
	Korea Electric Terminal Co. Ltd.	3,099	161,104
*	Korea Electronic Certification Authority, Inc.	4,271	14,517
*	Korea Electronic Power Industrial Development Co. Ltd.	4,827	26,451
*	Korea Export Packaging Industrial Co. Ltd.	8,450	18,608
*	Korea Gas Corp.	6,890	136,247
*	Korea Information & Communications Co. Ltd.	8,567	56,837
*	Korea Information Certificate Authority, Inc.	8,741	33,539
*	Korea Investment Holdings Co. Ltd.	9,969	457,739
*	Korea Line Corp.	87,607	132,420
*	Korea Movenex Co. Ltd.	14,544	69,695
*	Korea Parts & Fasteners Co. Ltd.	12,229	42,065
*	Korea Petrochemical Ind Co. Ltd.	1,862	184,937
*	Korea Petroleum Industries Co.	3,884	35,111
	Korea Ratings Corp.	564	32,748
*	Korea Real Estate Investment & Trust Co. Ltd.	73,914	59,283
	Korea Zinc Co. Ltd.	865	306,435
*	Korean Air Lines Co. Ltd.	60,671	1,020,057
*	Korean Reinsurance Co.	55,153	312,155
*	Kortek Corp.	6,709	32,577
*	KOSES Co. Ltd.	874	12,227

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	KPS Corp.	1,718	$6,863
	KPX Chemical Co. Ltd.	1,121	36,313
*	Krafton, Inc.	3,125	501,114
*	KSS LINE Ltd.	8,802	62,285
*	Kt alpha Co. Ltd.	8,575	38,097
*	KT Corp., Sponsored ADR	12,498	164,849
	KT Skylife Co. Ltd.	14,816	62,512
*	KTCS Corp.	9,824	27,456
*	Kukdo Chemical Co. Ltd.	176	5,189
*	Kukdong Oil & Chemicals Co. Ltd.	10,859	31,102
*	Kukje Pharma Co. Ltd.	4,143	14,825
*	Kukjeon Pharmaceutical Co. Ltd.	2,139	9,142
*	Kum Yang Co. Ltd.	1,278	74,661
*	Kumho HT, Inc.	61,887	28,891
*	Kumho Petrochemical Co. Ltd.	6,714	626,068
*	Kumho Tire Co., Inc.	63,017	278,490
*	KUMHOE&C Co. Ltd.	9,581	37,345
*	Kumkang Kind Co. Ltd.	8,100	35,911
*	Kwang Myung Electric Co. Ltd.	9,862	15,896
	Kwangmu Co. Ltd.	11,130	18,455
	KX Innovation Co. Ltd.	3,585	13,029
*	Kyeryong Construction Industrial Co. Ltd.	4,158	44,884
*	Kyobo Securities Co. Ltd.	9,892	36,700
*	Kyung Dong Navien Co. Ltd.	3,389	119,021
*	Kyungbang Co. Ltd.	5,365	34,355
*	Kyung-In Synthetic Corp.	15,465	40,417
	L&C Bio Co. Ltd.	1,727	30,604
*	L&F Co. Ltd.	1,457	155,347
*	LabGenomics Co. Ltd.	14,945	42,165
*	Lake Materials Co. Ltd.	15,024	170,256
*	LB Semicon, Inc.	19,980	115,550
*	LEADCORP, Inc.	2,274	9,827
*	Lee Ku Industrial Co. Ltd.	6,154	17,742
*	LEENO Industrial, Inc.	2,523	375,381
*	LF Corp.	9,746	95,476
	LG Chem Ltd.	7,370	2,389,979
*	LG Corp.	14,146	868,614
#*	LG Display Co. Ltd., ADR	121,612	524,148
	LG Electronics, Inc.	38,603	2,690,794
	LG H&H Co. Ltd.	3,266	740,239
	LG HelloVision Co. Ltd.	16,371	45,805
	LG Innotek Co. Ltd.	5,241	747,503
	LG Uplus Corp.	102,489	784,684
	Lightron, Inc.	4,107	5,894
*	LOT Vacuum Co. Ltd.	4,434	64,464
*	Lotte Chemical Corp.	3,162	309,293
*	Lotte Corp.	7,538	163,738
*	Lotte Data Communication Co.	2,118	73,322
	Lotte Energy Materials Corp.	5,137	120,733
*	LOTTE Fine Chemical Co. Ltd.	7,738	287,909
*	LOTTE Himart Co. Ltd.	1,295	9,791
*	Lotte Non-Life Insurance Co. Ltd.	32,778	62,032
*	Lotte Rental Co. Ltd.	6,953	138,689
*	Lotte Shopping Co. Ltd.	2,790	171,536
*	Lotte Wellfood Co. Ltd.	1,356	128,986
*	LS Corp.	5,173	351,911
*	LS Eco Energy Ltd.	3,866	58,087
*	LS Electric Co. Ltd.	5,021	263,978
*	LS Marine Solution Co. Ltd.	2,435	18,541

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	LTC Co. Ltd.	1,773	$21,034
*	LVMC Holdings	48,539	86,175
	LX Hausys Ltd.	4,303	124,849
	LX Semicon Co. Ltd.	3,939	228,086
*	M.I.Tech Co. Ltd.	6,029	28,020
*	M2N Co. Ltd.	8,482	18,256
	Macquarie Korea Infrastructure Fund	81,032	755,490
*	Maeil Dairies Co. Ltd.	2,167	65,351
*	MAKUS, Inc.	5,043	50,919
*	Manho Rope & Wire Ltd.	810	28,615
	Mcnex Co. Ltd.	5,122	97,848
*	MDS Tech, Inc.	12,968	16,159
*	Mediana Co. Ltd.	2,287	10,550
*	Medipost Co. Ltd.	10,403	55,245
	Medytox, Inc.	753	108,111
*	Meerecompany, Inc.	913	17,905
*	MegaStudy Co. Ltd.	3,816	30,659
*	MegaStudyEdu Co. Ltd.	3,460	155,539
*	Meritz Financial Group, Inc.	38,331	1,967,941
*	META BIOMED Co. Ltd.	5,123	15,144
	Mgame Corp.	7,410	33,649
*	Mi Chang Oil Industrial Co. Ltd.	382	21,206
*	MiCo Ltd.	11,862	79,708
*	Mirae Asset Life Insurance Co. Ltd.	21,538	93,177
*	Mirae Asset Securities Co. Ltd.	62,214	365,800
*	Mirae Asset Venture Investment Co. Ltd.	12,030	52,905
	Miwon Chemicals Co. Ltd.	571	29,780
	Miwon Commercial Co. Ltd.	595	74,585
*	Miwon Holdings Co. Ltd.	324	19,160
	Miwon Specialty Chemical Co. Ltd.	519	52,028
*	MK Electron Co. Ltd.	8,599	79,528
*	MNTech Co. Ltd.	3,027	30,269
*	Mobase Electronics Co. Ltd.	28,560	40,542
*	Mobile Appliance, Inc.	4,796	9,420
	Modetour Network, Inc.	3,494	44,734
*	Moorim P&P Co. Ltd.	14,195	33,174
	Motonic Corp.	4,135	25,519
*	Motrex Co. Ltd.	4,887	56,077
*	mPlus Corp.	1,540	12,052
*	MS Autotech Co. Ltd.	13,133	48,529
	Multicampus Co. Ltd.	1,558	41,612
*	Myoung Shin Industrial Co. Ltd.	11,471	141,334
*	N2tech Co. Ltd.	17,578	7,917
*	Namhae Chemical Corp.	10,948	59,966
*	Namsun Aluminum Co. Ltd.	35,479	55,789
*	Namuga Co. Ltd.	2,390	34,006
*	Namyang Dairy Products Co. Ltd.	175	76,725
*	NanoenTek, Inc.	3,851	9,777
*	Nasmedia Co. Ltd.	1,721	30,050
*	Nature & Environment Co. Ltd.	22,791	17,732
*	Nature Holdings Co. Ltd.	4,671	54,828
*	NAVER Corp.	4,151	619,006
*	NCSoft Corp.	2,518	371,631
*	NeoPharm Co. Ltd.	2,082	40,929
*	Neowiz	3,671	69,736
*	Neowiz Holdings Corp.	1,665	32,846
*	Nepes Ark Corp.	3,018	55,149
*	NEPES Corp.	6,613	90,551
*	Neptune Co.	5,383	26,878

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*Ω	Netmarble Corp.	4,371	$190,533
*	New Power Plasma Co. Ltd.	7,937	30,889
*	Nexen Corp.	9,997	31,915
*	Nexen Tire Corp.	18,926	114,567
*	Nexon Games Co. Ltd.	5,071	56,574
*	Next Entertainment World Co. Ltd.	3,907	12,173
*	NEXTIN, Inc.	2,166	116,116
*	NH Investment & Securities Co. Ltd., Class C	38,406	304,725
*	NHN Corp.	7,894	146,377
	NHN KCP Corp.	8,874	80,773
*	NI Steel Co. Ltd.	11,528	44,835
*	NICE Holdings Co. Ltd.	9,918	95,350
*	Nice Information & Telecommunication, Inc.	3,525	57,287
*	NICE Information Service Co. Ltd.	14,058	103,601
*	NICE Total Cash Management Co. Ltd., Class C	7,593	37,043
*	Nong Shim Holdings Co. Ltd.	900	43,517
	NongShim Co. Ltd.	1,010	285,986
*	NOROO Paint & Coatings Co. Ltd.	4,323	28,673
*	NOVAREX Co. Ltd.	5,053	39,995
*	NPC	7,683	28,826
*	Oceanbridge Co. Ltd.	1,730	15,190
*	OCI Co. Ltd.	2,461	169,176
*	OCI Holdings Co. Ltd.	5,434	423,829
	ONEJOON Co. Ltd.	1,218	15,194
*	OptoElectronics Solutions Co. Ltd.	3,068	31,220
*	Orbitech Co. Ltd.	3,429	8,546
	Orion Corp.	8,117	561,400
	Orion Holdings Corp.	12,345	132,785
*††	Osung Advanced Materials Co. Ltd.	28,148	28,883
*	Ottogi Corp.	937	280,879
*††	Paik Kwang Industrial Co. Ltd.	13,688	59,925
*	Pan Entertainment Co. Ltd.	4,174	10,578
*	Pan Ocean Co. Ltd.	124,484	339,058
	Pan-Pacific Co. Ltd.	12,811	17,947
*	Park Systems Corp.	1,480	190,304
	Partron Co. Ltd.	28,248	168,775
*	Paseco Co. Ltd.	2,696	19,876
*	Pearl Abyss Corp.	1,494	36,483
*	People & Technology, Inc.	5,524	148,882
*	PHA Co. Ltd.	3,537	26,383
#*	PharmaResearch Co. Ltd.	2,487	196,004
*	PharmGen Science, Inc.	9,054	39,631
*	Pharmicell Co. Ltd.	6,363	27,108
	Philoptics Co. Ltd.	3,684	27,625
*	PI Advanced Materials Co. Ltd.	3,994	69,778
	Poongsan Holdings Corp.	1,875	50,693
*	Posco DX Co. Ltd.	12,040	513,104
*	POSCO Future M Co. Ltd.	645	121,495
*	Posco M-Tech Co. Ltd.	2,492	42,901
*	POSCO Steeleon Co. Ltd.	667	24,790
*	Power Logics Co. Ltd.	9,071	77,546
*	Protec Co. Ltd.	822	25,620
*	PSK, Inc.	7,547	113,029
*	Pulmuone Co. Ltd.	3,936	30,366
*	QSI Co. Ltd.	1,523	11,288
*	Rainbow Robotics	312	33,465
*	RaonSecure Co. Ltd.	7,286	13,984
*	Ray Co. Ltd.	802	11,423
*	Reyon Pharmaceutical Co. Ltd.	2,366	26,699

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	RFHIC Corp.	3,423	$44,834
*	RFTech Co. Ltd.	16,022	48,225
*	Robostar Co. Ltd.	1,376	30,431
*	Rorze Systems Corp.	1,847	10,946
*	Rsupport Co. Ltd.	6,747	22,993
	S&S Tech Corp.	4,117	131,879
	S-1 Corp.	6,233	266,216
*	Sajo Industries Co. Ltd.	851	26,679
*	Sajodaerim Corp.	1,835	45,209
*	Sam Young Electronics Co. Ltd.	4,997	37,067
*	Sam Yung Trading Co. Ltd.	6,134	59,227
*	Sambo Motors Co. Ltd.	8,689	35,504
*	Sambu Engineering & Construction Co. Ltd.	13,366	20,001
*	Samchully Co. Ltd.	516	36,428
*	Samho Development Co. Ltd.	8,183	19,946
*	SAMHWA Paints Industrial Co. Ltd.	4,793	21,769
*	Samick Musical Instruments Co. Ltd.	25,745	19,827
*	Samick THK Co. Ltd.	2,406	18,529
*	Samji Electronics Co. Ltd.	5,168	32,080
*	Samjin Pharmaceutical Co. Ltd.	2,505	38,213
*	Samkee Corp.	18,711	27,895
*	Sammok S-Form Co. Ltd.	2,476	30,060
*Ω	Samsung Biologics Co. Ltd.	1,016	639,544
	Samsung C&T Corp.	12,066	1,246,471
*	Samsung Card Co. Ltd.	10,089	249,214
	Samsung Electro-Mechanics Co. Ltd.	15,487	1,610,662
	Samsung Electronics Co. Ltd., GDR	6,763	9,242,097
	Samsung Electronics Co. Ltd.	543,603	29,537,663
*	Samsung Engineering Co. Ltd.	51,433	857,876
*	Samsung Fire & Marine Insurance Co. Ltd.	10,578	2,093,171
*	Samsung Heavy Industries Co. Ltd.	23,969	130,634
	Samsung Life Insurance Co. Ltd.	11,553	600,358
*	Samsung Pharmaceutical Co. Ltd.	10,916	16,353
*	Samsung Publishing Co. Ltd.	1,240	19,370
	Samsung SDI Co. Ltd.	10,402	2,886,701
	Samsung SDS Co. Ltd.	4,962	564,282
	Samsung Securities Co. Ltd.	22,367	628,694
*	SAMT Co. Ltd.	22,161	44,306
*	Samwha Capacitor Co. Ltd.	2,639	67,779
*	Samyang Corp.	1,532	54,905
	Samyang Foods Co. Ltd.	1,686	232,354
*	Samyang Holdings Corp.	2,127	107,681
*	Samyang Packaging Corp.	2,637	33,558
*	Samyang Tongsang Co. Ltd.	846	32,225
*	Samyoung Co. Ltd.	6,764	18,878
*	Sang-A Frontec Co. Ltd.	2,614	38,550
*	Sangbo Corp.	16,775	29,525
*	Sangsangin Co. Ltd.	11,392	29,439
*	Sangsin Energy Display Precision Co. Ltd.	3,457	39,456
*	Saramin Co. Ltd.	2,279	30,057
*	Satrec Initiative Co. Ltd.	829	19,969
*	SBI Investment Korea Co. Ltd.	40,530	25,628
*	S-Connect Co. Ltd.	18,785	24,228
*	SD Biosensor, Inc.	22,479	174,905
*	SeAH Besteel Holdings Corp.	7,225	118,394
*	SeAH Holdings Corp.	419	34,468
	SeAH Steel Corp.	565	54,308
	SeAH Steel Holdings Corp.	1,326	216,019
*	Sebang Co. Ltd.	6,012	55,129

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Sebang Global Battery Co. Ltd.	3,144	$135,801
	Seegene, Inc.	14,269	270,077
*	Sejin Heavy Industries Co. Ltd.	6,360	25,162
*	Sejong Industrial Co. Ltd.	9,135	37,927
	Sejong Telecom, Inc.	62,057	30,762
*	Sekonix Co. Ltd.	8,337	47,576
*	Selvas AI, Inc.	3,880	49,707
*	Sempio Foods Co.	730	15,580
	Seobu T&D	15,654	88,573
*	Seohan Co. Ltd.	57,673	39,252
*	Seohee Construction Co. Ltd.	59,699	56,836
*	Seojin System Co. Ltd.	11,556	161,059
*	Seoul Auction Co. Ltd.	2,218	17,536
*	Seoul City Gas Co. Ltd.	597	26,313
*	Seoul Semiconductor Co. Ltd.	18,042	140,288
*	Seoyon Co. Ltd.	6,326	38,253
*	Seoyon E-Hwa Co. Ltd.	6,625	83,156
*	Sewon E&C Co. Ltd.	21,080	20,059
*	Sewoon Medical Co. Ltd.	4,473	9,159
#	SFA Engineering Corp.	6,845	138,541
*	SFA Semicon Co. Ltd.	19,513	92,149
*	SGC e Tec E&C Co. Ltd.	1,186	16,561
*	SGC Energy Co. Ltd.	4,711	84,660
*	SH Energy & Chemical Co. Ltd.	52,416	25,918
*	Shin Heung Energy & Electronics Co. Ltd.	1,801	57,812
*	Shindaeyang Paper Co. Ltd.	6,808	29,595
	Shinhan Financial Group Co. Ltd.	101,353	3,105,472
	Shinhan Financial Group Co. Ltd., ADR	2,215	67,978
*	Shinil Electronics Co. Ltd.	12,080	16,772
*	Shinsegae Information & Communication Co. Ltd.	3,454	35,449
#*	Shinsegae International, Inc.	7,738	93,277
*	Shinsegae, Inc.	3,087	398,249
*	Shinsung Delta Tech Co. Ltd.	5,603	308,571
*	Shinsung E&G Co. Ltd.	17,368	25,343
	Shinsung Tongsang Co. Ltd.	20,437	28,424
*	Shinwon Corp.	17,258	16,804
	Shinyoung Securities Co. Ltd.	1,754	81,410
*	Showbox Corp.	9,860	25,437
*	Signetics Corp.	8,450	7,894
*	SIGONG TECH Co. Ltd.	4,127	12,904
*	Silla Co. Ltd.	2,472	15,541
*	Simmtech Co. Ltd.	6,900	173,374
*	Simmtech Holdings Co. Ltd.	12,970	27,571
*	Sindoh Co. Ltd.	2,207	60,417
*	SK Biopharmaceuticals Co. Ltd.	988	68,625
*	SK Bioscience Co. Ltd.	984	46,764
	SK Chemicals Co. Ltd.	4,083	196,814
	SK D&D Co. Ltd.	5,388	101,809
	SK Discovery Co. Ltd.	4,939	143,584
	SK Gas Ltd.	1,450	165,618
	SK Hynix, Inc.	30,875	3,091,842
*Ω	SK IE Technology Co. Ltd.	1,221	67,676
*	SK Innovation Co. Ltd.	12,665	1,103,675
*	SK oceanplant Co. Ltd.	7,146	82,244
*	SK Securities Co. Ltd.	170,647	79,985
	SK Telecom Co. Ltd.	18,014	677,302
	SK Telecom Co. Ltd., Sponsored ADR	1,260	26,390
*	SKC Co. Ltd.	1,379	79,062
*	SL Corp.	8,218	196,684

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	SM Culture & Contents Co. Ltd.	6,924	$9,144
*	SM Entertainment Co. Ltd.	2,299	130,834
*	SM Life Design Group Co. Ltd.	10,529	14,522
*	SMCore, Inc.	1,609	6,180
	SMEC Co. Ltd.	7,175	19,721
	SNT Holdings Co. Ltd.	3,470	50,084
	S-Oil Corp.	13,725	697,782
*	Solborn, Inc.	7,338	25,076
*	Solid, Inc.	17,343	78,393
*	SOLUM Co. Ltd.	13,117	269,193
*	Solus Advanced Materials Co. Ltd.	9,241	77,687
*	Songwon Industrial Co. Ltd.	7,797	88,815
*	Soosan Heavy Industries Co. Ltd.	20,342	30,338
*	Soulbrain Co. Ltd.	1,405	283,265
*	Soulbrain Holdings Co. Ltd.	2,191	67,758
*	SPC Samlip Co. Ltd.	1,112	49,571
	SPG Co. Ltd.	2,271	49,317
*	Spigen Korea Co. Ltd.	1,896	49,264
*	ST Pharm Co. Ltd.	1,354	62,631
*	STIC Investments, Inc.	7,920	38,044
*	Straffic Co. Ltd.	5,984	18,879
*	Studio Dragon Corp.	4,079	139,953
*	STX Heavy Industries Co. Ltd.	4,552	37,617
*	Sugentech, Inc.	7,423	36,755
*	Suheung Co. Ltd.	2,902	60,173
*	Sukgyung AT Co. Ltd.	508	19,197
*	Sun Kwang Co. Ltd.	723	10,022
*	Sung Kwang Bend Co. Ltd.	7,865	63,329
*	Sungchang Enterprise Holdings Ltd.	19,774	31,603
*	Sungwoo Hitech Co. Ltd.	28,667	177,506
*	Sunjin Co. Ltd.	6,600	32,419
*	Sunny Electronics Corp.	17,982	30,386
*	Suprema, Inc.	1,914	36,935
*	SY Co. Ltd.	12,322	38,099
*	Synergy Innovation Co. Ltd.	10,345	21,152
*	Synopex, Inc.	32,984	197,462
*	Systems Technology, Inc.	2,030	40,309
*	T Scientific Co. Ltd.	15,294	16,206
	T&L Co. Ltd.	1,763	53,533
	Tae Kyung Industrial Co. Ltd.	6,615	30,249
*	Taekwang Industrial Co. Ltd.	146	100,527
*	Taekyung BK Co. Ltd.	4,762	20,809
*††	Taewoong Co. Ltd.	3,088	34,691
	Taeyang Metal Industrial Co. Ltd.	7,858	14,575
*	Taihan Electric Wire Co. Ltd.	14,831	103,559
*	Taihan Fiberoptics Co. Ltd.	20,519	19,188
*	TCC Steel	3,263	120,805
*	TechWing, Inc.	6,290	74,591
*	Telcon RF Pharmaceutical, Inc.	24,191	13,780
*	Telechips, Inc.	1,522	30,118
	TES Co. Ltd.	3,436	48,706
*	Thinkware Systems Corp.	2,170	25,862
*	TK Corp.	8,069	75,924
*	TKG Huchems Co. Ltd.	10,148	157,493
*	TLB Co. Ltd.	2,610	49,540
*	Tokai Carbon Korea Co. Ltd.	2,058	162,785
*	Tongyang Life Insurance Co. Ltd.	24,537	90,381
*	Tongyang, Inc.	72,698	50,550
*	Top Engineering Co. Ltd.	5,710	24,447

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Toptec Co. Ltd.	7,336	$35,979
	Tovis Co. Ltd.	3,988	43,421
*	Tplex Co. Ltd.	6,418	15,464
*	TS Corp.	19,785	49,043
*	TSE Co. Ltd.	713	22,287
*	Tuksu Construction Co. Ltd.	3,773	25,323
*	TY Holdings Co. Ltd.	6,346	19,576
	TYM Corp.	18,418	76,596
*	Ubiquoss Holdings, Inc.	2,043	19,849
*	Ubiquoss, Inc.	4,144	48,603
*	Ubivelox, Inc.	2,074	25,177
*	Uju Electronics Co. Ltd.	3,176	37,505
*	Uni-Chem Co. Ltd.	17,481	26,100
*	Unick Corp.	5,333	19,197
*	Unid Btplus Co. Ltd.	3,171	13,542
	Unid Co. Ltd.	2,411	134,589
*	Union Materials Corp.	5,948	13,089
*	Union Semiconductor Equipment & Materials Co. Ltd.	7,723	46,749
*	Uniquest Corp.	4,583	27,137
*	Unison Co. Ltd.	14,537	12,501
*	UniTest, Inc.	4,160	42,499
*	Unitrontech Co. Ltd.	8,834	48,531
*	Value Added Technology Co. Ltd.	4,333	103,905
*	Viatron Technologies, Inc.	4,608	28,464
*	VICTEK Co. Ltd.	4,914	18,284
*††	Vidente Co. Ltd.	19,231	17,939
*	Vieworks Co. Ltd.	2,184	44,640
*	Vina Tech Co. Ltd.	586	21,312
*	Vitzro Tech Co. Ltd.	4,197	23,848
	Vitzrocell Co. Ltd.	4,413	57,891
*	VT Co. Ltd.	7,135	88,377
*	Webcash Corp.	3,915	27,536
*	Webzen, Inc.	6,567	82,759
*	Wemade Co. Ltd.	581	22,229
*	Whanin Pharmaceutical Co. Ltd.	5,935	63,895
*	Winix, Inc.	3,182	23,711
*	Wins Co. Ltd.	3,865	37,247
*	WiSoL Co. Ltd.	10,907	60,780
*	Won Tech Co. Ltd.	11,355	66,772
*	WONIK CUBE Corp.	13,425	22,116
*	Wonik Holdings Co. Ltd.	21,371	53,516
*	WONIK IPS Co. Ltd.	1,730	39,102
*	Wonik Materials Co. Ltd.	2,746	58,458
#*	Wonik QnC Corp.	6,335	133,557
	Woojin, Inc.	3,958	24,091
*	Woongjin Co. Ltd.	23,540	20,934
*	Woongjin Thinkbig Co. Ltd.	27,380	50,740
*	Wooree Bio Co. Ltd.	11,301	28,895
	Woori Financial Group, Inc., Sponsored ADR	291	9,024
	Woori Financial Group, Inc.	193,259	2,003,774
*	Woori Technology Investment Co. Ltd.	12,348	56,089
*	Woori Technology, Inc.	30,076	28,367
	Wooshin Systems Co. Ltd.	3,961	23,274
*	Worldex Industry & Trading Co. Ltd., Class C	3,984	70,858
*	Wysiwyg Studios Co. Ltd.	19,187	43,786
*	Y G-1 Co. Ltd.	5,166	25,383
*	Y-entec Co. Ltd.	7,276	38,660
	Yesco Holdings Co. Ltd.	755	19,293
*	YG Entertainment, Inc.	4,048	134,184

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	YG PLUS	3,947	$12,307
*	YIK Corp.	8,752	36,035
*	YMC Co. Ltd.	7,373	28,530
*	YMT Co. Ltd.	2,063	15,837
*	Youlchon Chemical Co. Ltd.	1,863	40,165
*	Young Poong Corp.	182	71,768
	Young Poong Precision Corp.	4,334	40,349
*	Youngone Corp.	10,287	369,304
	Youngone Holdings Co. Ltd.	3,354	203,292
*	Yuanta Securities Korea Co. Ltd.	49,301	91,637
*	YuHwa Securities Co. Ltd.	13,635	22,475
*	Yungjin Pharmaceutical Co. Ltd.	9,902	15,029
*	Zeus Co. Ltd.	4,722	60,066
*	Zinus, Inc.	6,125	62,428
TOTAL SOUTH KOREA			177,698,874
TAIWAN — (20.2%)
	104 Corp.	3,000	20,971
	91APP, Inc.	12,000	36,961
	ABC Taiwan Electronics Corp.	24,860	17,468
	Abico Avy Co. Ltd.	64,054	48,397
	Ability Enterprise Co. Ltd.	114,508	90,792
	Ability Opto-Electronics Technology Co. Ltd.	19,528	127,561
	AcBel Polytech, Inc.	238,757	310,138
	Accton Technology Corp.	89,858	1,511,641
	Acer, Inc.	523,287	768,496
	ACES Electronic Co. Ltd.	60,117	74,502
*	Acon Holding, Inc.	71,475	24,166
	Acter Group Corp. Ltd.	40,534	234,688
	Action Electronics Co. Ltd.	103,000	59,510
	Actron Technology Corp.	12,000	64,380
	ADATA Technology Co. Ltd.	70,122	214,636
	Addcn Technology Co. Ltd.	8,613	55,354
	Adlink Technology, Inc.	24,000	46,697
	Advanced Ceramic X Corp.	12,000	82,600
#	Advanced Energy Solution Holding Co. Ltd.	6,000	120,961
	Advanced International Multitech Co. Ltd.	67,000	151,300
*	Advanced Optoelectronic Technology, Inc.	49,000	47,289
#	Advanced Power Electronics Corp.	29,000	82,053
	Advancetek Enterprise Co. Ltd.	122,908	143,348
	Advantech Co. Ltd.	58,959	635,531
	AEON Motor Co. Ltd.	22,000	24,187
	AGV Products Corp.	230,172	86,575
	Airtac International Group	14,382	431,025
	Alchip Technologies Ltd.	10,000	1,240,399
	Alexander Marine Co. Ltd.	3,000	32,263
#*	ALI Corp.	97,632	82,222
	Allied Circuit Co. Ltd.	15,000	71,129
	Allied Supreme Corp.	20,000	208,748
	Allis Electric Co. Ltd.	51,609	138,312
	Alltek Technology Corp.	79,813	89,769
	Alltop Technology Co. Ltd.	17,751	108,725
	Alpha Networks, Inc.	91,272	112,240
	Altek Corp.	129,727	151,583
	Amazing Microelectronic Corp.	18,144	64,114
	Ambassador Hotel	110,000	161,062
	AMPACS Corp.	32,000	50,255
	Ampak Technology, Inc.	7,000	29,638
	Ampire Co. Ltd.	42,000	50,652

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Ample Electronic Technology Co. Ltd.	9,000	$19,565
	AMPOC Far-East Co. Ltd.	46,000	126,330
	AmTRAN Technology Co. Ltd.	353,079	149,950
	Anji Technology Co. Ltd.	37,337	43,978
	Anpec Electronics Corp.	20,317	135,894
	AP Memory Technology Corp.	5,000	83,231
#	Apac Opto Electronics, Inc.	18,000	64,861
	Apacer Technology, Inc.	40,506	74,694
	APCB, Inc.	77,000	56,766
	Apex Biotechnology Corp.	48,477	51,562
	Apex International Co. Ltd.	81,868	123,707
	Apex Science & Engineering	70,224	27,337
	Apogee Optocom Co. Ltd.	10,000	22,177
	Arcadyan Technology Corp.	71,755	395,082
	Ardentec Corp.	249,411	588,038
	Ares International Corp.	14,000	25,965
	Argosy Research, Inc.	27,558	153,104
	ASE Technology Holding Co. Ltd., ADR	1,760	16,353
	ASE Technology Holding Co. Ltd.	779,089	3,368,605
	Asia Cement Corp.	534,696	678,057
	Asia Optical Co., Inc.	98,000	210,110
#	Asia Polymer Corp.	198,385	140,689
	Asia Tech Image, Inc.	26,000	54,361
#	Asia Vital Components Co. Ltd.	64,422	874,934
	ASIX Electronics Corp.	8,000	31,923
	ASMedia Technology, Inc.	1,312	77,581
	ASolid Technology Co. Ltd.	17,000	51,331
#	ASPEED Technology, Inc.	8,258	811,098
	ASROCK, Inc.	23,000	169,936
	Asustek Computer, Inc.	109,996	1,561,867
	ATE Energy International Co. Ltd.	25,000	27,689
	Aten International Co. Ltd.	45,000	114,456
	Auden Techno Corp.	11,000	50,847
	Audix Corp.	42,800	86,764
	AUO Corp.	1,582,400	924,754
	AUO Corp., ADR	3,683	22,760
	AURAS Technology Co. Ltd.	11,000	132,460
	Aurona Industries, Inc.	42,000	26,752
	Aurora Corp.	23,585	55,481
	Aurotek Corp.	13,000	10,881
	Avalue Technology, Inc.	19,000	71,042
	Avermedia Technologies	57,000	61,455
	Awea Mechantronic Co. Ltd.	13,230	13,460
	Axiomtek Co. Ltd.	26,383	70,538
#*	Azurewave Technologies, Inc.	41,000	75,838
	Bafang Yunji International Co. Ltd., Class C	13,000	67,767
*	Bank of Kaohsiung Co. Ltd.	234,964	89,722
	Basso Industry Corp.	69,000	87,841
	BenQ Materials Corp.	83,000	92,172
	BES Engineering Corp.	647,000	253,809
	Billion Electric Co. Ltd.	19,000	23,227
	Bin Chuan Enterprise Co. Ltd.	53,650	41,518
	Bionime Corp.	5,000	11,282
*	Biostar Microtech International Corp.	54,000	39,588
	Bioteque Corp.	23,010	82,026
#	Bizlink Holding, Inc.	42,406	312,078
	Bora Pharmaceuticals Co. Ltd.	12,989	277,850
	Brave C&H Supply Co. Ltd.	9,000	39,564
	Bright Led Electronics Corp.	47,100	28,254

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Brighten Optix Corp.	2,000	$11,830
	Brighton-Best International Taiwan, Inc.	204,331	220,577
	Brillian Network & Automation Integrated System Co. Ltd.	7,000	28,933
	Browave Corp.	30,000	87,166
	C Sun Manufacturing Ltd.	64,062	171,463
*	Calin Technology Co. Ltd.	29,000	37,142
	Cameo Communications, Inc.	95,044	29,967
	Capital Futures Corp.	43,629	69,638
	Capital Securities Corp.	773,902	396,767
	Career Technology MFG. Co. Ltd.	252,933	165,208
	Carnival Industrial Corp.	71,499	27,455
#	Castles Technology Co. Ltd.	38,917	146,920
	Caswell, Inc.	18,000	62,830
	Catcher Technology Co. Ltd.	144,509	897,941
	Cathay Chemical Works	17,000	26,528
	Cathay Financial Holding Co. Ltd.	970,178	1,364,293
	Cathay Real Estate Development Co. Ltd.	278,300	169,943
	Cayman Engley Industrial Co. Ltd.	25,785	45,440
	Celxpert Energy Corp.	39,764	35,523
	Center Laboratories, Inc.	230,949	336,345
*	Central Reinsurance Co. Ltd.	163,873	120,594
	Chailease Holding Co. Ltd.	270,084	1,495,056
	Chain Chon Industrial Co. Ltd.	88,516	38,117
*	ChainQui Construction Development Co. Ltd.	41,171	22,934
	Chaintech Technology Corp.	13,000	18,197
*	Champion Building Materials Co. Ltd.	117,000	40,509
	Champion Microelectronic Corp.	21,600	49,383
	Chang Hwa Commercial Bank Ltd.	901,550	503,294
	Chang Wah Electromaterials, Inc.	148,240	170,082
	Chang Wah Technology Co. Ltd.	161,500	171,495
#	Channel Well Technology Co. Ltd.	94,000	236,053
	Chant Sincere Co. Ltd.	28,000	74,600
	Charoen Pokphand Enterprise	74,676	229,808
	CHC Healthcare Group	49,000	88,035
	CHC Resources Corp.	16,379	29,063
	Chen Full International Co. Ltd.	46,000	55,876
	Chenbro Micom Co. Ltd.	9,000	80,425
	Cheng Loong Corp.	404,480	372,365
	Cheng Mei Materials Technology Corp.	238,153	101,940
	Cheng Shin Rubber Industry Co. Ltd.	541,808	785,591
	Cheng Uei Precision Industry Co. Ltd.	202,159	288,368
#	Chenming Electronic Technology Corp.	43,000	57,112
	Chia Chang Co. Ltd.	52,000	70,880
	Chia Hsin Cement Corp.	218,280	124,421
	Chian Hsing Forging Industrial Co. Ltd.	24,200	23,501
	Chicony Electronics Co. Ltd.	226,350	1,186,805
	Chicony Power Technology Co. Ltd.	52,731	245,946
	Chief Telecom, Inc.	9,900	101,042
	Chieftek Precision Co. Ltd.	31,075	62,891
	Chien Kuo Construction Co. Ltd.	80,540	44,368
	Chien Shing Harbour Service Co. Ltd.	31,000	43,759
	Chime Ball Technology Co. Ltd.	10,565	12,475
#	China Airlines Ltd.	1,173,062	761,939
	China Bills Finance Corp.	351,000	164,878
	China Chemical & Pharmaceutical Co. Ltd.	121,000	90,075
*	China Development Financial Holding Corp.	2,505,999	962,096
	China Electric Manufacturing Corp.	127,170	67,523
	China Fineblanking Technology Co. Ltd.	14,677	14,809
	China General Plastics Corp.	177,602	116,534

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	China Glaze Co. Ltd.	60,680	$33,367
*	China Man-Made Fiber Corp.	585,965	145,324
	China Metal Products	143,190	180,275
	China Motor Corp.	53,600	195,566
*	China Petrochemical Development Corp.	1,777,033	533,968
	China Steel Chemical Corp.	67,227	243,641
	China Steel Corp.	1,841,940	1,476,007
	China Steel Structure Co. Ltd.	13,000	22,016
	China Wire & Cable Co. Ltd.	36,120	40,298
	Chinese Maritime Transport Ltd.	35,120	49,744
	Ching Feng Home Fashions Co. Ltd.	59,450	38,853
	Chin-Poon Industrial Co. Ltd.	192,113	274,249
#	Chipbond Technology Corp.	265,000	609,615
	ChipMOS Technologies, Inc.	271,594	370,759
	ChipMOS Technologies, Inc., ADR	2,049	55,065
	Chlitina Holding Ltd.	25,000	150,495
	Chong Hong Construction Co. Ltd.	97,361	235,973
	Chroma ATE, Inc.	79,466	507,890
	Chun YU Works & Co. Ltd.	66,150	48,963
	Chun Yuan Steel Industry Co. Ltd.	243,999	138,081
	Chung Hung Steel Corp.	397,889	302,107
	Chung Hwa Chemical Industrial Works Ltd.	44,000	37,730
	Chung Hwa Food Industrial Co. Ltd.	16,700	52,886
	Chung Hwa Pulp Corp.	196,246	141,166
	Chung-Hsin Electric & Machinery Manufacturing Corp.	172,000	653,270
	Chunghwa Chemical Synthesis & Biotech Co. Ltd.	20,000	33,008
	Chunghwa Precision Test Tech Co. Ltd.	9,000	152,138
	Chunghwa Telecom Co. Ltd., Sponsored ADR	12,202	458,551
	Chunghwa Telecom Co. Ltd.	255,800	969,715
#	Cleanaway Co. Ltd.	34,000	194,372
#	Clevo Co.	175,869	232,066
*	CMC Magnetics Corp.	482,132	165,210
	C-Media Electronics, Inc.	24,000	53,347
	CoAsia Electronics Corp.	40,094	32,441
	Collins Co. Ltd.	50,000	31,034
	Compal Electronics, Inc.	1,023,086	1,173,333
	Compeq Manufacturing Co. Ltd.	450,000	998,067
#	Compucase Enterprise	38,000	93,068
	Concord International Securities Co. Ltd.	58,276	31,894
*	Concord Securities Co. Ltd.	229,912	95,745
#	Continental Holdings Corp.	188,250	163,216
	Contrel Technology Co. Ltd.	70,000	48,176
	Coremax Corp.	33,674	74,280
	Coretronic Corp.	128,600	290,380
#	Co-Tech Development Corp.	97,541	182,705
	Cowealth Medical Holding Co. Ltd.	27,216	21,794
	Coxon Precise Industrial Co. Ltd.	33,000	18,198
	Creative Sensor, Inc.	30,000	27,691
	Crowell Development Corp.	58,000	69,990
	CTBC Financial Holding Co. Ltd.	3,676,612	3,335,464
	CTCI Corp.	273,555	369,426
	Cub Elecparts, Inc.	19,000	78,461
	CviLux Corp.	40,902	56,809
	CX Technology Co. Ltd.	33,750	30,612
	Cyberlink Corp.	14,000	41,077
	CyberPower Systems, Inc.	25,200	151,086
*	CyberTAN Technology, Inc.	144,576	95,765
	Cypress Technology Co. Ltd.	19,048	23,019
	Cystech Electronics Corp.	8,400	21,202

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	DA CIN Construction Co. Ltd.	111,200	$169,247
	Dadi Early-Childhood Education Group Ltd.	6,825	8,396
	Dafeng TV Ltd.	28,396	46,663
	Dah San Electric Wire & Cable Co. Ltd.	9,900	15,412
#	Da-Li Development Co. Ltd.	154,519	168,249
	Darfon Electronics Corp.	117,000	189,945
	Darwin Precisions Corp.	202,000	99,619
	Daxin Materials Corp.	16,000	54,584
	De Licacy Industrial Co. Ltd.	139,345	57,848
#	Delpha Construction Co. Ltd.	157,000	189,916
	Delta Electronics, Inc.	146,940	1,314,906
	Depo Auto Parts Ind Co. Ltd.	47,000	224,231
	DFI, Inc.	14,000	29,159
	Dimerco Data System Corp.	24,884	106,900
	Dimerco Express Corp.	80,643	225,199
	D-Link Corp.	182,136	112,392
	Donpon Precision, Inc.	46,000	36,376
	Dr Wu Skincare Co. Ltd.	5,000	23,635
	Draytek Corp.	26,000	25,013
	Drewloong Precision, Inc.	10,446	49,965
	Dyaco International, Inc.	39,272	40,823
	Dynamic Holding Co. Ltd.	90,382	238,930
	Dynamic Medical Technologies, Inc.	5,500	17,427
	Dynapack International Technology Corp.	70,000	186,111
#	E Ink Holdings, Inc.	77,000	510,641
	E&R Engineering Corp.	34,535	100,033
	E.Sun Financial Holding Co. Ltd.	1,976,239	1,559,824
	Eastech Holding Ltd.	8,000	18,525
*	Eastern Media International Corp.	128,197	85,505
	Eclat Textile Co. Ltd.	36,279	633,187
#	Edimax Technology Co. Ltd.	86,000	44,829
	Edison Opto Corp.	56,789	45,838
	Edom Technology Co. Ltd.	88,615	69,363
	eGalax_eMPIA Technology, Inc.	24,467	46,645
#	Egis Technology, Inc.	29,000	251,677
	Elan Microelectronics Corp.	53,959	258,099
	E-Lead Electronic Co. Ltd.	16,176	30,407
	E-LIFE MALL Corp.	35,000	95,007
#	Elite Advanced Laser Corp.	71,928	143,217
	Elite Material Co. Ltd.	36,909	542,216
	Elite Semiconductor Microelectronics Technology, Inc.	98,000	287,621
	Elitegroup Computer Systems Co. Ltd.	162,235	159,935
	eMemory Technology, Inc.	16,000	1,427,032
#	Emerging Display Technologies Corp.	62,000	63,748
	Ennoconn Corp.	34,915	300,222
#*	Ennostar, Inc.	318,227	426,830
	EnTie Commercial Bank Co. Ltd.	218,500	97,128
	Episil-Precision, Inc.	48,078	86,334
	Eris Technology Corp.	5,650	46,346
	Eson Precision Ind Co. Ltd.	36,000	64,228
	Eternal Materials Co. Ltd.	411,321	376,441
	Eurocharm Holdings Co. Ltd.	13,000	71,773
	Eva Airways Corp.	908,990	916,246
	Ever Supreme Bio Technology Co. Ltd.	6,597	40,926
*	Everest Textile Co. Ltd.	170,837	39,100
	Evergreen International Storage & Transport Corp.	265,000	281,837
	Evergreen Marine Corp. Taiwan Ltd.	283,342	1,359,066
	Evergreen Steel Corp.	75,000	270,706
	Everlight Electronics Co. Ltd.	212,149	328,551

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	Everspring Industry Co. Ltd.	67,700	$31,323
	Excel Cell Electronic Co. Ltd.	40,000	30,112
	Excellence Opto, Inc.	32,000	31,038
	Excelliance Mos Corp.	7,000	27,593
	Excelsior Medical Co. Ltd.	53,136	147,015
	EZconn Corp.	13,250	38,732
	Far Eastern Department Stores Ltd.	348,370	276,616
	Far Eastern International Bank	1,022,715	398,505
	Far Eastern New Century Corp.	1,074,560	1,060,209
	Far EasTone Telecommunications Co. Ltd.	406,000	1,042,129
	Faraday Technology Corp.	35,000	462,592
	Farcent Enterprise Co. Ltd.	11,000	19,888
#	Farglory F T Z Investment Holding Co. Ltd.	67,054	119,379
	Farglory Land Development Co. Ltd.	145,442	266,166
	Feedback Technology Corp.	15,400	46,895
	Feng Hsin Steel Co. Ltd.	212,550	460,770
	Feng TAY Enterprise Co. Ltd.	92,265	475,720
	FineTek Co. Ltd.	13,553	40,791
	Firich Enterprises Co. Ltd.	15,395	14,561
	First Financial Holding Co. Ltd.	2,296,921	1,949,213
	First Hi-Tec Enterprise Co. Ltd.	20,709	72,424
	First Hotel	107,746	51,875
	First Insurance Co. Ltd.	103,606	60,621
*	First Steamship Co. Ltd.	341,425	90,360
	FIT Holding Co. Ltd.	72,000	99,655
	Fitipower Integrated Technology, Inc.	42,250	316,345
	Fittech Co. Ltd.	38,000	78,106
#	FLEXium Interconnect, Inc.	196,001	534,783
	Flytech Technology Co. Ltd.	48,373	104,963
	FocalTech Systems Co. Ltd.	30,963	97,689
	Forcecon Tech Co. Ltd.	29,006	150,510
*	Forest Water Environment Engineering Co. Ltd.	23,183	23,824
	Formosa Advanced Technologies Co. Ltd.	93,000	112,344
	Formosa Chemicals & Fibre Corp.	544,378	982,803
	Formosa Electronic Industries, Inc.	10,000	12,119
*	Formosa International Hotels Corp.	25,905	175,913
	Formosa Oilseed Processing Co. Ltd.	29,400	49,767
	Formosa Optical Technology Co. Ltd.	17,000	47,523
	Formosa Petrochemical Corp.	54,000	128,248
	Formosa Plastics Corp.	516,134	1,186,100
	Formosa Sumco Technology Corp.	29,000	149,873
#	Formosa Taffeta Co. Ltd.	323,000	248,520
	Formosan Rubber Group, Inc.	91,548	69,163
#	Formosan Union Chemical	148,847	98,043
	Fortune Electric Co. Ltd.	18,000	254,590
	Founding Construction & Development Co. Ltd.	77,460	56,531
	Foxconn Technology Co. Ltd.	236,536	380,907
	Foxsemicon Integrated Technology, Inc.	35,562	245,225
	Franbo Lines Corp.	61,328	37,569
	Froch Enterprise Co. Ltd.	108,713	64,871
	FSP Technology, Inc.	67,886	112,404
	Fu Chun Shin Machinery Manufacture Co. Ltd.	69,854	36,046
#	Fu Hua Innovation Co. Ltd.	160,621	144,484
	Fubon Financial Holding Co. Ltd.	788,455	1,620,708
	Fulgent Sun International Holding Co. Ltd.	74,898	301,559
	Fullerton Technology Co. Ltd.	51,000	35,490
#	Fulltech Fiber Glass Corp.	178,855	83,530
	Fusheng Precision Co. Ltd.	49,000	354,108
	Fwusow Industry Co. Ltd.	107,898	65,429

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	G Shank Enterprise Co. Ltd.	62,382	$141,352
*	G Tech Optoelectronics Corp.	27,022	25,140
	Gallant Precision Machining Co. Ltd.	47,000	52,186
	Gamania Digital Entertainment Co. Ltd.	56,000	138,483
*	GCS Holdings, Inc.	41,000	39,296
	GEM Services, Inc.	23,670	49,829
	GEM Terminal Industrial Co. Ltd.	26,000	25,160
#	Gemtek Technology Corp.	188,574	213,463
	General Interface Solution Holding Ltd.	130,000	259,914
	General Plastic Industrial Co. Ltd.	34,384	37,042
	Generalplus Technology, Inc.	25,000	41,306
	Genius Electronic Optical Co. Ltd.	42,979	546,389
	Genovate Biotechnology Co. Ltd.	35,420	28,253
	GeoVision, Inc.	37,264	51,753
	Getac Holdings Corp.	131,000	430,777
	GFC Ltd.	27,500	72,941
	Giant Manufacturing Co. Ltd.	75,944	432,268
	Giantplus Technology Co. Ltd.	140,000	60,120
	Gigabyte Technology Co. Ltd.	50,000	494,779
*	Gigasolar Materials Corp.	19,897	63,464
*	Gigastorage Corp.	147,000	78,939
	Global Brands Manufacture Ltd.	155,172	316,574
	Global Lighting Technologies, Inc.	42,000	66,187
#	Global Mixed Mode Technology, Inc.	29,000	227,506
	Global PMX Co. Ltd.	23,000	77,377
	Global Unichip Corp.	18,000	883,740
	Globalwafers Co. Ltd.	62,000	1,145,426
*	Globe Union Industrial Corp.	127,298	62,137
	Gloria Material Technology Corp.	210,708	319,908
	GMI Technology, Inc.	63,970	50,856
	Gold Circuit Electronics Ltd.	69,836	511,008
	Goldsun Building Materials Co. Ltd., Class C	275,735	261,458
	Good Will Instrument Co. Ltd.	29,859	39,900
	Gourmet Master Co. Ltd.	50,052	153,428
*	Grand Fortune Securities Co. Ltd.	109,000	45,101
#	Grand Pacific Petrochemical	512,456	235,599
	Grand Process Technology Corp.	5,000	101,011
	GrandTech CG Systems, Inc.	24,915	54,237
	Grape King Bio Ltd.	59,000	287,379
	Great China Metal Industry	78,000	59,487
	Great Taipei Gas Co. Ltd.	115,000	118,977
	Great Tree Pharmacy Co. Ltd.	26,330	280,589
	Great Wall Enterprise Co. Ltd.	251,448	463,286
	Greatek Electronics, Inc.	162,000	306,252
	Group Up Industrial Co. Ltd.	18,000	87,590
	GTM Holdings Corp.	63,000	61,355
	Gudeng Precision Industrial Co. Ltd.	9,442	121,159
*	Hai Kwang Enterprise Corp.	30,450	19,601
	Hannstar Board Corp.	186,734	339,470
*	HannStar Display Corp.	917,000	344,394
*	HannsTouch Holdings Co.	281,781	82,932
	Hanpin Electron Co. Ltd.	26,000	33,274
	Harvatek Corp.	66,052	53,248
	Heran Co. Ltd.	16,000	57,794
	Hi-Clearance, Inc.	13,707	58,422
	Highlight Tech Corp.	42,136	68,837
*	High-Tek Harness Enterprise Co. Ltd.	47,000	20,755
	Highwealth Construction Corp.	252,574	319,448
	Hi-Lai Foods Co. Ltd.	5,000	24,235

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#*	HIM International Music, Inc.	13,190	$45,563
	Hiroca Holdings Ltd.	20,728	25,806
#	Hitron Technology, Inc.	66,799	71,996
	Hiwin Mikrosystem Corp.	16,000	33,578
#	Hiwin Technologies Corp.	68,380	479,965
	Hiyes International Co. Ltd.	13,000	39,057
	Ho Tung Chemical Corp.	465,035	131,852
	Hocheng Corp.	112,586	61,140
	Holiday Entertainment Co. Ltd.	18,600	53,348
	Holtek Semiconductor, Inc.	63,000	124,483
	Holy Stone Enterprise Co. Ltd.	73,500	220,620
	Hon Hai Precision Industry Co. Ltd.	1,517,599	4,964,406
	Hon Hai Precision Industry Co. Ltd., GDR	8,706	56,279
	Hong Pu Real Estate Development Co. Ltd.	80,609	75,507
	Hong TAI Electric Industrial	102,000	88,178
	Hong YI Fiber Industry Co.	68,000	36,481
*	Horizon Securities Co. Ltd.	166,420	54,560
	Hota Industrial Manufacturing Co. Ltd.	76,000	127,369
	Hotai Finance Co. Ltd.	61,600	238,510
	Hotai Motor Co. Ltd.	18,220	369,102
	Hotron Precision Electronic Industrial Co. Ltd.	32,272	35,046
	Hsin Kuang Steel Co. Ltd.	102,788	182,865
	Hsin Yung Chien Co. Ltd.	18,364	61,315
	Hsing TA Cement Co.	68,000	38,480
#*	HTC Corp.	272,000	424,921
	Hu Lane Associate, Inc.	31,679	151,967
	HUA ENG Wire & Cable Co. Ltd.	119,000	77,767
*	Hua Jung Components Co. Ltd.	70,000	33,391
	Hua Nan Financial Holdings Co. Ltd., Class C	1,864,693	1,284,492
	Huaku Development Co. Ltd.	128,465	390,325
	Huang Hsiang Construction Corp.	56,000	76,982
	Huikwang Corp.	22,000	23,892
	Hung Ching Development & Construction Co. Ltd.	45,000	42,490
	Hung Sheng Construction Ltd.	175,200	111,284
	Huxen Corp.	28,000	46,281
	Hwa Fong Rubber Industrial Co. Ltd.	76,849	35,157
	Hwacom Systems, Inc.	64,000	38,695
*	IBF Financial Holdings Co. Ltd.	1,172,652	447,555
	IC Plus Corp.	15,000	27,114
#	Ichia Technologies, Inc.	118,897	128,698
#	I-Chiun Precision Industry Co. Ltd.	71,228	112,533
*	Ideal Bike Corp.	89,000	27,765
	IEI Integration Corp.	62,680	156,270
	Infortrend Technology, Inc.	110,798	72,100
	Info-Tek Corp.	37,000	57,832
	Ingentec Corp.	7,000	40,221
	Innodisk Corp.	37,289	361,461
	Innolux Corp.	2,151,776	1,119,096
	Inpaq Technology Co. Ltd.	33,344	80,590
	Insyde Software Corp.	11,000	88,595
	Intai Technology Corp.	11,800	46,285
#	Integrated Service Technology, Inc.	48,345	167,054
	IntelliEPI, Inc.	9,000	16,692
	Interactive Digital Technologies, Inc.	5,000	12,056
	International CSRC Investment Holdings Co.	345,400	207,109
	International Games System Co. Ltd., Class C	35,000	925,949
#	Inventec Corp.	166,181	291,867
	Iron Force Industrial Co. Ltd.	18,000	50,412
	I-Sheng Electric Wire & Cable Co. Ltd.	57,000	84,364

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	I-Sunny Construction & Development Co. Ltd.	18,000	$51,633
	ITE Technology, Inc.	48,202	234,066
	ITEQ Corp.	89,628	237,296
#	Jarllytec Co. Ltd.	29,000	215,983
	Jean Co. Ltd.	54,250	45,002
	Jentech Precision Industrial Co. Ltd.	15,498	370,982
	Jess-Link Products Co. Ltd.	34,875	88,850
	Jetway Information Co. Ltd.	26,000	34,316
	Jetwell Computer Co. Ltd.	10,000	30,408
	Jia Wei Lifestyle, Inc.	27,592	53,184
	Jih Lin Technology Co. Ltd.	24,000	50,250
	Jiin Yeeh Ding Enterprise Co. Ltd.	22,400	36,135
#	Jinan Acetate Chemical Co. Ltd.	9,669	259,432
*	Jinli Group Holdings Ltd.	81,159	27,725
	JMC Electronics Co. Ltd.	7,000	7,640
	Jochu Technology Co. Ltd.	16,000	13,647
	Johnson Health Tech Co. Ltd.	25,000	51,753
	Joinsoon Electronics Manufacturing Co. Ltd.	21,000	15,009
	Jourdeness Group Ltd.	11,000	19,769
	JPP Holding Co. Ltd.	1,000	4,022
	K Laser Technology, Inc.	71,000	55,790
	Kaimei Electronic Corp.	40,587	82,584
	Kaori Heat Treatment Co. Ltd.	20,983	151,783
	Kaulin Manufacturing Co. Ltd.	53,000	22,185
	Kedge Construction Co. Ltd.	36,432	91,984
	Keding Enterprises Co. Ltd.	15,000	55,060
	KEE TAI Properties Co. Ltd.	189,226	92,934
	Kenda Rubber Industrial Co. Ltd.	290,050	276,348
	Kerry TJ Logistics Co. Ltd.	100,000	119,043
	Key Ware Electronics Co. Ltd.	84,959	31,711
	Keystone Microtech Corp.	9,000	83,480
	Kindom Development Co. Ltd.	213,700	270,112
	King Chou Marine Technology Co. Ltd.	33,660	41,845
	King Slide Works Co. Ltd.	7,050	234,122
	King Yuan Electronics Co. Ltd.	497,529	1,329,009
	King's Town Bank Co. Ltd.	389,000	506,168
*	King's Town Construction Co. Ltd.	41,348	41,068
	Kinik Co.	37,000	258,988
	Kinko Optical Co. Ltd.	61,769	51,573
	Kinpo Electronics	577,028	283,696
#	Kinsus Interconnect Technology Corp.	145,009	464,162
	KMC Kuei Meng International, Inc.	29,761	120,224
	KNH Enterprise Co. Ltd.	43,000	36,351
	Ko Ja Cayman Co. Ltd.	20,000	38,614
	KS Terminals, Inc.	70,760	154,053
	Kung Long Batteries Industrial Co. Ltd.	30,000	124,629
#*	Kung Sing Engineering Corp.	210,404	84,615
	Kuo Toong International Co. Ltd.	83,625	150,809
*	Kuo Yang Construction Co. Ltd.	90,366	63,133
	Kwong Lung Enterprise Co. Ltd.	58,000	107,405
	KYE Systems Corp.	108,426	56,414
	L&K Engineering Co. Ltd.	73,000	398,418
	La Kaffa International Co. Ltd.	11,000	45,747
	LandMark Optoelectronics Corp.	43,000	147,324
*	Lang, Inc.	16,000	20,464
	Lanner Electronics, Inc.	37,961	139,365
	Largan Precision Co. Ltd.	16,306	1,292,816
	Laser Tek Taiwan Co. Ltd.	27,550	30,076
	Laster Tech Corp. Ltd.	23,821	36,889

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	Leader Electronics, Inc.	16,000	$10,537
*	Lealea Enterprise Co. Ltd.	336,940	107,971
*	Leatec Fine Ceramics Co. Ltd.	19,000	16,774
	LEE CHI Enterprises Co. Ltd.	95,000	45,584
	Lelon Electronics Corp.	43,694	95,770
	Lemtech Holdings Co. Ltd.	15,115	41,312
	Leo Systems, Inc.	14,000	15,035
*	Leofoo Development Co. Ltd.	42,254	23,865
*	Li Cheng Enterprise Co. Ltd.	38,337	24,013
*	Li Peng Enterprise Co. Ltd.	254,806	62,710
	Lian HWA Food Corp.	41,528	115,005
	Lida Holdings Ltd.	31,320	32,180
	Lien Hwa Industrial Holdings Corp.	182,718	378,484
*	Lily Textile	11,000	10,028
	Lingsen Precision Industries Ltd.	208,000	161,990
#	Lintes Technology Co. Ltd.	4,000	20,471
*	Lion Travel Service Co. Ltd.	15,000	61,709
	Lite-On Technology Corp.	194,395	673,211
	Liton Technology Corp.	32,000	35,635
*	Long Bon International Co. Ltd.	61,180	30,385
	Long Da Construction & Development Corp.	67,000	67,329
	Longchen Paper & Packaging Co. Ltd.	376,349	166,085
	Longwell Co.	55,000	113,140
	Lotes Co. Ltd.	28,508	899,309
	Lu Hai Holding Corp.	24,009	22,206
	Lumax International Corp. Ltd.	39,142	112,660
*	Lung Yen Life Service Corp.	73,000	90,139
	Lungteh Shipbuilding Co. Ltd.	19,000	49,860
	Luxe Green Energy Technology Co. Ltd.	14,000	14,723
#	LuxNet Corp.	12,617	58,011
#	M3 Technology, Inc.	11,000	62,215
	M31 Technology Corp.	2,500	140,022
	Macauto Industrial Co. Ltd.	29,000	65,143
	Machvision, Inc.	9,676	85,126
	Macroblock, Inc.	18,000	57,984
	Macronix International Co. Ltd.	577,201	537,761
	Makalot Industrial Co. Ltd.	46,605	534,616
	Marketech International Corp.	36,000	168,538
	Materials Analysis Technology, Inc.	24,360	196,237
	Maxigen Biotech, Inc.	13,650	19,944
	Mayer Steel Pipe Corp.	41,259	43,336
	Mechema Chemicals International Corp.	10,000	25,421
	Medeon Biodesign, Inc.	23,309	35,481
	MediaTek, Inc.	206,360	6,367,778
	Mega Financial Holding Co. Ltd.	665,102	798,934
	Meiloon Industrial Co.	44,520	28,127
*	Mercuries & Associates Holding Ltd.	226,341	89,529
#	Mercuries Data Systems Ltd.	15,763	11,783
*	Mercuries Life Insurance Co. Ltd.	1,273,801	196,084
	Merida Industry Co. Ltd.	57,735	316,195
	Merry Electronics Co. Ltd.	101,174	329,294
	METAAGE Corp.	20,000	45,168
	Micro-Star International Co. Ltd.	183,233	1,062,756
	Mildef Crete, Inc.	29,000	75,737
	MIN AIK Technology Co. Ltd.	61,200	39,136
	Mirle Automation Corp.	50,805	58,160
	Mitac Holdings Corp.	209,125	300,576
	Mitake Information Corp.	6,000	11,622
*	Mobiletron Electronics Co. Ltd.	26,440	44,503

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	momo.com, Inc.	21,120	$293,166
	MOSA Industrial Corp.	81,154	59,377
	Mosel Vitelic, Inc.	31,000	30,687
	Motech Industries, Inc.	98,000	81,375
	MPI Corp.	44,000	387,369
	MSSCORPS Co. Ltd.	16,000	71,575
	Nak Sealing Technologies Corp.	27,000	110,719
#	Namchow Holdings Co. Ltd.	88,000	146,440
	Nan Liu Enterprise Co. Ltd.	18,000	41,503
	Nan Pao Resins Chemical Co. Ltd.	14,000	129,764
*	Nan Ren Lake Leisure Amusement Co. Ltd.	48,000	18,622
	Nan Ya Plastics Corp.	448,674	869,534
#	Nan Ya Printed Circuit Board Corp.	89,072	643,050
	Nang Kuang Pharmaceutical Co. Ltd.	21,000	32,857
	Nantex Industry Co. Ltd.	122,964	141,845
	Nanya Technology Corp.	198,000	434,267
	National Aerospace Fasteners Corp.	10,000	29,011
	National Petroleum Co. Ltd.	45,000	95,904
#	Netronix, Inc.	34,000	97,871
	New Best Wire Industrial Co. Ltd.	36,600	40,403
*	New Era Electronics Co. Ltd.	33,000	48,167
	Nexcom International Co. Ltd.	44,000	65,805
	Nichidenbo Corp.	83,193	150,178
	Nidec Chaun-Choung Technology Corp.	7,000	29,276
	Nien Hsing Textile Co. Ltd.	58,110	35,440
	Nien Made Enterprise Co. Ltd.	39,000	416,924
	Niko Semiconductor Co. Ltd.	34,800	60,878
	Nishoku Technology, Inc.	18,400	60,880
	Nova Technology Corp.	10,000	44,417
	Novatek Microelectronics Corp.	91,000	1,482,363
	Nuvoton Technology Corp.	50,000	204,645
	O-Bank Co. Ltd.	584,362	175,631
*	Ocean Plastics Co. Ltd.	95,000	110,208
#	OFCO Industrial Corp.	45,097	34,780
	OK Biotech Co. Ltd.	54,214	42,859
	Oneness Biotech Co. Ltd.	13,653	75,207
	Optimax Technology Corp.	58,469	61,854
	Orient Semiconductor Electronics Ltd.	163,310	332,331
	Oriental Union Chemical Corp.	250,821	147,910
	O-TA Precision Industry Co. Ltd.	35,935	101,792
	Pacific Construction Co.	143,000	45,651
	Pacific Hospital Supply Co. Ltd.	23,094	62,342
	Paiho Shih Holdings Corp.	82,910	47,401
	Pan Asia Chemical Corp.	110,940	44,634
	Pan German Universal Motors Ltd.	8,000	75,103
	Pan Jit International, Inc.	131,300	258,633
	Pan-International Industrial Corp.	183,514	193,667
	Panion & BF Biotech, Inc.	15,969	52,696
	Parade Technologies Ltd.	13,400	475,393
	Parpro Corp.	19,000	20,181
*	PChome Online, Inc.	56,208	80,320
#	PCL Technologies, Inc.	29,961	69,483
	P-Duke Technology Co. Ltd.	23,442	71,598
	Pegatron Corp.	525,037	1,384,086
	Pegavision Corp.	17,198	213,302
*	PharmaEssentia Corp.	19,263	193,418
	Phison Electronics Corp.	41,000	688,564
#	Phoenix Silicon International Corp.	55,486	90,612
*	Phytohealth Corp.	63,000	44,293

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Pixart Imaging, Inc.	67,030	$340,242
	Planet Technology Corp.	16,000	73,170
	Plastron Precision Co. Ltd.	59,628	33,855
*	Plotech Co. Ltd.	39,100	20,536
	Polytronics Technology Corp.	22,269	37,555
	Posiflex Technology, Inc.	17,346	65,161
	Pou Chen Corp.	574,144	577,983
	Power Wind Health Industry, Inc.	13,632	48,984
#	Powerchip Semiconductor Manufacturing Corp.	1,040,000	894,220
	Powertech Technology, Inc.	285,400	1,325,023
	Powertip Technology Corp.	53,000	27,185
	Poya International Co. Ltd.	16,890	278,286
	President Chain Store Corp.	116,000	978,037
	President Securities Corp.	360,872	216,997
	Primax Electronics Ltd.	205,000	429,741
	Prince Housing & Development Corp.	455,087	152,470
	Princeton Technology Corp.	57,000	52,372
	Pro Hawk Corp.	8,000	38,064
	Progate Group Corp.	4,000	52,832
	Promate Electronic Co. Ltd.	69,000	131,633
	Prosperity Dielectrics Co. Ltd.	52,032	75,574
	Qisda Corp.	359,439	533,955
	QST International Corp.	14,404	28,227
	Qualipoly Chemical Corp.	34,198	40,921
	Quang Viet Enterprise Co. Ltd.	27,000	94,655
	Quanta Computer, Inc.	129,715	1,025,658
	Quanta Storage, Inc.	88,000	224,398
	Quintain Steel Co. Ltd.	52,134	25,502
#	Radiant Opto-Electronics Corp.	123,144	544,587
*	Radium Life Tech Co. Ltd.	290,537	87,341
	Rafael Microelectronics, Inc.	4,024	18,590
	Raydium Semiconductor Corp.	24,000	287,986
	Realtek Semiconductor Corp.	53,268	797,172
	Rechi Precision Co. Ltd.	173,173	122,199
*	Rexon Industrial Corp. Ltd.	33,000	47,020
*	Rich Development Co. Ltd.	285,254	85,595
	Right WAY Industrial Co. Ltd.	34,000	17,567
*	Ritek Corp.	325,288	80,944
	Rodex Fasteners Corp.	25,000	35,205
*††	Roo Hsing Co. Ltd.	282,000	30,916
	Ruentex Development Co. Ltd.	345,751	393,853
	Ruentex Engineering & Construction Co.	25,110	94,439
	Ruentex Industries Ltd.	157,963	302,677
	Run Long Construction Co. Ltd.	55,337	181,967
	Sakura Development Co. Ltd.	117,077	180,543
#	Sampo Corp.	151,200	137,612
	San Fang Chemical Industry Co. Ltd.	92,992	78,003
	San Far Property Ltd.	120,248	83,358
	San Fu Chemical Co. Ltd.	6,000	24,406
	San Shing Fastech Corp.	50,479	88,668
	Sanitar Co. Ltd.	24,000	27,864
	Sanyang Motor Co. Ltd.	161,684	363,558
	Savior Lifetec Corp.	119,447	76,191
	Scan-D Corp.	11,000	14,733
	SCI Pharmtech, Inc.	14,705	44,597
	Scientech Corp.	15,000	103,710
	ScinoPharm Taiwan Ltd.	70,000	56,184
	SDI Corp.	57,000	186,369
	Sea & Land Integrated Corp.	37,700	26,626

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Sea Sonic Electronics Co. Ltd.	16,000	$47,004
	Securitag Assembly Group Co.	4,000	12,885
	Senao International Co. Ltd.	34,000	41,081
#	Senao Networks, Inc.	13,000	99,282
	Sensortek Technology Corp.	6,000	86,103
	Sercomm Corp.	108,000	447,365
	Sesoda Corp.	97,315	100,324
	Shanghai Commercial & Savings Bank Ltd.	557,799	788,360
	Shan-Loong Transportation Co. Ltd.	48,000	45,684
	Sharehope Medicine Co. Ltd.	38,793	40,149
	Sheng Yu Steel Co. Ltd.	53,000	47,558
	ShenMao Technology, Inc.	44,435	94,849
	Shieh Yih Machinery Industry Co. Ltd.	24,000	18,346
	Shih Her Technologies, Inc.	29,000	84,171
	Shih Wei Navigation Co. Ltd.	183,752	113,814
	Shihlin Electric & Engineering Corp.	63,000	243,980
	Shin Hsiung Natural Gas Co. Ltd.	15,180	27,152
#*	Shin Kong Financial Holding Co. Ltd.	3,074,244	823,136
	Shin Ruenn Development Co. Ltd.	56,335	104,877
	Shin Shin Natural Gas Co.	18,000	23,153
	Shin Zu Shing Co. Ltd.	79,630	379,531
#	Shinfox Energy Co. Ltd.	34,000	118,979
*	Shining Building Business Co. Ltd.	198,397	65,210
	Shinkong Insurance Co. Ltd.	108,000	237,893
	Shinkong Synthetic Fibers Corp.	577,191	276,012
	Shinkong Textile Co. Ltd.	73,800	106,573
	Shiny Chemical Industrial Co. Ltd.	42,602	180,027
#	ShunSin Technology Holding Ltd.	12,000	71,894
*	Shuttle, Inc.	167,000	90,981
	Sigurd Microelectronics Corp.	250,538	540,053
	Silergy Corp.	23,000	283,055
#	Silicon Integrated Systems Corp.	278,300	366,432
	Simplo Technology Co. Ltd.	48,400	626,349
	Sinbon Electronics Co. Ltd.	38,917	320,406
	Sincere Navigation Corp.	137,240	100,416
	Singatron Enterprise Co. Ltd.	49,000	48,857
	Single Well Industrial Corp.	17,000	15,521
	Sinher Technology, Inc.	29,000	31,693
	Sinkang Industries Co. Ltd.	25,000	13,443
	Sinmag Equipment Corp.	17,979	84,361
#	Sino-American Silicon Products, Inc.	185,000	1,131,167
	Sinon Corp.	181,000	222,943
	SinoPac Financial Holdings Co. Ltd.	2,198,478	1,345,407
	Sinopower Semiconductor, Inc.	9,900	34,336
	Sinyi Realty, Inc.	124,549	115,331
	Sirtec International Co. Ltd.	40,600	39,198
	Sitronix Technology Corp.	41,434	359,527
	Siward Crystal Technology Co. Ltd.	79,000	83,896
#	Soft-World International Corp.	25,000	114,329
	Solar Applied Materials Technology Corp.	174,339	218,940
	Solomon Technology Corp.	35,000	44,178
	Solteam, Inc.	40,850	55,541
	Sonix Technology Co. Ltd.	66,000	112,110
	Southeast Cement Co. Ltd.	65,000	37,667
	Speed Tech Corp.	54,000	101,236
	Spirox Corp.	35,000	68,459
	Sporton International, Inc.	25,740	190,572
	Sports Gear Co. Ltd.	27,000	59,318
	St Shine Optical Co. Ltd.	25,000	153,062

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Standard Chemical & Pharmaceutical Co. Ltd.	30,000	$61,398
	Standard Foods Corp.	185,642	221,980
	Stark Technology, Inc.	31,200	119,922
	STL Technology Co. Ltd.	13,000	12,502
#	Sun Race Sturmey-Archer, Inc.	26,000	25,878
	Sun Yad Construction Co. Ltd.	86,937	38,261
	Sunfun Info Co. Ltd.	2,920	20,507
	Sunjuice Holdings Co. Ltd.	7,000	51,459
	Sunko INK Co. Ltd.	68,200	31,250
	SunMax Biotechnology Co. Ltd.	12,000	77,222
	Sunny Friend Environmental Technology Co. Ltd.	35,982	124,949
#	Sunonwealth Electric Machine Industry Co. Ltd.	68,000	253,140
	Sunplus Innovation Technology, Inc.	8,000	41,715
	Sunplus Technology Co. Ltd.	199,000	204,958
	Sunrex Technology Corp.	59,631	107,282
	Sunspring Metal Corp.	50,625	40,703
	Supreme Electronics Co. Ltd.	221,027	424,626
	Swancor Holding Co. Ltd.	33,000	103,224
	Sweeten Real Estate Development Co. Ltd.	81,240	72,033
	Symtek Automation Asia Co. Ltd.	27,488	90,588
	Syncmold Enterprise Corp.	51,000	124,920
*	SYNergy ScienTech Corp.	29,000	23,246
	Syngen Biotech Co. Ltd.	5,000	24,100
	Synnex Technology International Corp.	241,967	555,551
#	Syscom Computer Engineering Co.	16,000	29,481
*	Sysgration	19,000	21,010
	Systex Corp.	71,000	261,547
	T3EX Global Holdings Corp.	61,000	175,969
	TA Chen Stainless Pipe	697,298	824,586
	Ta Liang Technology Co. Ltd.	19,570	34,791
#	Ta Ya Electric Wire & Cable	266,677	296,694
	Tah Hsin Industrial Corp.	24,024	55,078
	TA-I Technology Co. Ltd.	48,936	70,646
*	Tai Tung Communication Co. Ltd.	60,715	47,466
	Taichung Commercial Bank Co. Ltd.	1,022,886	512,836
	TaiDoc Technology Corp.	28,458	145,242
#	Taiflex Scientific Co. Ltd.	86,540	133,254
	Taimide Tech, Inc.	46,117	60,630
	Tainan Enterprises Co. Ltd.	43,000	39,082
	Tainan Spinning Co. Ltd.	498,568	236,085
	Tai-Saw Technology Co. Ltd.	42,000	34,435
	Taishin Financial Holding Co. Ltd.	2,326,225	1,274,333
	TaiSol Electronics Co. Ltd.	28,000	56,760
	Taisun Enterprise Co. Ltd.	75,000	50,007
	Taita Chemical Co. Ltd.	54,050	28,797
	TAI-TECH Advanced Electronics Co. Ltd.	25,000	90,033
	Taiwan Business Bank	1,947,630	829,996
	Taiwan Chelic Corp. Ltd.	7,000	14,350
	Taiwan Chinsan Electronic Industrial Co. Ltd.	40,419	46,787
	Taiwan Cooperative Financial Holding Co. Ltd.	1,244,241	1,009,448
	Taiwan Environment Scientific Co. Ltd.	21,715	37,360
	Taiwan Fertilizer Co. Ltd.	168,000	364,807
	Taiwan Fire & Marine Insurance Co. Ltd.	106,520	88,655
	Taiwan FU Hsing Industrial Co. Ltd.	71,000	109,934
*	Taiwan Glass Industry Corp.	315,442	181,194
	Taiwan High Speed Rail Corp.	381,000	359,491
	Taiwan Hon Chuan Enterprise Co. Ltd.	150,455	670,800
	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	72,000	87,715
	Taiwan IC Packaging Corp.	38,000	17,421

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*††	Taiwan Kolin Co. Ltd.	292,000	$0
††	Taiwan Land Development Corp.	335,217	5,382
	Taiwan Line Tek Electronic	27,810	30,946
	Taiwan Mask Corp.	93,000	200,467
	Taiwan Mobile Co. Ltd.	239,800	749,576
	Taiwan Navigation Co. Ltd.	88,000	90,942
	Taiwan Paiho Ltd.	148,068	252,914
	Taiwan PCB Techvest Co. Ltd.	158,733	208,398
#	Taiwan Sakura Corp.	85,600	191,919
	Taiwan Sanyo Electric Co. Ltd.	51,800	63,140
	Taiwan Secom Co. Ltd.	82,795	307,993
	Taiwan Semiconductor Co. Ltd.	115,000	295,570
	Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	267,983	30,271,360
	Taiwan Semiconductor Manufacturing Co. Ltd.	2,122,214	42,483,524
	Taiwan Shin Kong Security Co. Ltd.	120,251	153,910
	Taiwan Steel Union Co. Ltd.	9,000	25,462
	Taiwan Styrene Monomer	218,164	99,868
	Taiwan Surface Mounting Technology Corp.	139,845	414,076
	Taiwan Taxi Co. Ltd.	16,800	58,207
*	Taiwan TEA Corp.	257,648	167,085
#	Taiwan Union Technology Corp.	124,000	535,808
#	Taiwan-Asia Semiconductor Corp.	138,043	191,751
	Taiyen Biotech Co. Ltd.	51,712	56,072
*	Tang Eng Iron Works Co. Ltd.	36,000	38,495
*	Tatung Co. Ltd.	291,688	406,980
	TBI Motion Technology Co. Ltd.	27,000	27,489
	TCI Co. Ltd.	43,153	236,626
	Te Chang Construction Co. Ltd.	37,247	83,181
	Teco Electric & Machinery Co. Ltd.	269,000	394,520
	Tehmag Foods Corp.	8,470	79,284
	TEKOM Technologies, Inc.	6,000	21,383
#	Tera Autotech Corp.	22,701	18,331
	Test Research, Inc.	75,571	167,864
	Test Rite International Co. Ltd.	77,568	50,555
	Thermaltake Technology Co. Ltd.	18,096	24,706
#	Thinking Electronic Industrial Co. Ltd.	37,000	187,587
	Thye Ming Industrial Co. Ltd.	54,700	114,981
	Tofu Restaurant Co. Ltd.	8,360	72,648
	Ton Yi Industrial Corp.	396,300	192,226
	Tong Hsing Electronic Industries Ltd.	94,630	433,841
	Tong Ming Enterprise Co. Ltd.	16,000	17,053
	Tong Yang Industry Co. Ltd.	201,640	549,353
	Tong-Tai Machine & Tool Co. Ltd.	101,711	59,661
	Top Union Electronics Corp.	52,064	54,151
	Topco Scientific Co. Ltd.	73,307	439,168
	Topco Technologies Corp.	19,122	42,522
	Topkey Corp.	33,000	192,054
	Topoint Technology Co. Ltd.	73,386	65,544
	Toung Loong Textile Manufacturing	43,860	31,225
	TPK Holding Co. Ltd.	147,000	167,281
	Trade-Van Information Services Co.	25,000	53,398
	Transart Graphics Co. Ltd.	15,000	24,322
	Transcend Information, Inc.	87,890	220,752
	Transcom, Inc.	8,800	44,501
	Tripod Technology Corp.	121,170	723,529
	Trusval Technology Co. Ltd.	14,000	57,528
	Tsang Yow Industrial Co. Ltd.	30,000	27,717
	Tsann Kuen Enterprise Co. Ltd.	35,081	43,676
	TSC Auto ID Technology Co. Ltd.	16,573	119,652

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	TSEC Corp.	220,000	$199,401
	TSRC Corp.	278,452	196,167
	TST Group Holding Ltd.	4,800	18,909
	Ttet Union Corp.	7,000	31,511
	TTFB Co. Ltd.	7,561	56,907
#	TTY Biopharm Co. Ltd.	93,000	230,860
*	Tul Corp.	14,000	39,408
	Tung Ho Steel Enterprise Corp.	256,448	604,480
	Tung Ho Textile Co. Ltd.	49,000	27,315
	Tung Thih Electronic Co. Ltd.	34,000	141,157
	TURVO International Co. Ltd.	14,843	59,928
	TXC Corp.	149,204	451,901
	TYC Brother Industrial Co. Ltd.	83,091	104,195
*	Tycoons Group Enterprise	127,476	45,963
*	Tyntek Corp.	117,922	70,090
	UDE Corp.	37,000	66,522
	Ultra Chip, Inc.	5,000	14,543
	U-Ming Marine Transport Corp.	228,000	348,255
	Unic Technology Corp.	34,000	24,543
	Unictron Technologies Corp.	8,000	21,330
	Uniform Industrial Corp.	11,000	12,037
#	Unimicron Technology Corp.	378,312	2,122,435
	Union Bank of Taiwan	379,686	171,700
	Uni-President Enterprises Corp.	1,111,577	2,568,724
	Unitech Computer Co. Ltd.	27,000	29,020
	Unitech Printed Circuit Board Corp.	273,061	165,449
	United Integrated Services Co. Ltd.	68,400	605,130
#	United Microelectronics Corp.	2,480,081	3,863,118
	United Orthopedic Corp.	36,141	112,112
	United Radiant Technology	48,000	28,004
	United Recommend International Co. Ltd.	20,295	56,893
	United Renewable Energy Co. Ltd.	541,347	223,451
*††	Unity Opto Technology Co. Ltd.	275,593	0
	Univacco Technology, Inc.	28,000	25,736
	Universal Microelectronics Co. Ltd.	24,000	21,745
	Universal Textile Co. Ltd.	16,000	10,626
	Universal Vision Biotechnology Co. Ltd.	19,928	174,780
	UPC Technology Corp.	385,532	183,652
	Userjoy Technology Co. Ltd.	22,453	55,682
	USI Corp.	354,332	206,767
	U-Tech Media Corp.	37,000	20,814
	Utechzone Co. Ltd.	23,000	54,976
	UVAT Technology Co. Ltd.	14,000	26,079
	Value Valves Co. Ltd.	14,000	40,681
#	Vanguard International Semiconductor Corp.	333,000	781,341
	Ve Wong Corp.	43,000	76,287
	Ventec International Group Co. Ltd., Class C	32,000	93,241
	VIA Labs, Inc.	5,000	39,989
	Via Technologies, Inc.	9,000	39,847
	Viking Tech Corp.	24,000	39,874
	Visco Vision, Inc.	9,000	68,899
	VisEra Technologies Co. Ltd.	20,000	179,720
	Visual Photonics Epitaxy Co. Ltd.	28,757	123,764
	Voltronic Power Technology Corp.	17,017	727,695
#	Wafer Works Corp.	258,000	339,278
#	Waffer Technology Corp.	37,224	120,037
	Wah Hong Industrial Corp.	33,694	37,272
	Wah Lee Industrial Corp.	95,480	294,890
#	Walsin Lihwa Corp.	606,764	685,089

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Walsin Technology Corp.	87,345	$299,403
	Walton Advanced Engineering, Inc.	140,000	70,516
	Wan Hai Lines Ltd.	213,355	333,110
	WAN HWA Enterprise Co.	40,000	16,014
*	We&Win Diversification Co. Ltd.	17,000	17,647
	WEI Chih Steel Industrial Co. Ltd.	39,000	30,054
	Wei Chuan Foods Corp.	176,000	104,751
#	Weikeng Industrial Co. Ltd.	206,725	201,963
	Well Shin Technology Co. Ltd.	46,160	75,325
	WELLELL, Inc.	29,000	25,488
	Wha Yu Industrial Co. Ltd.	58,000	31,827
	Wholetech System Hitech Ltd.	24,000	60,624
	Win Semiconductors Corp.	64,141	316,049
	Winbond Electronics Corp.	1,001,171	870,233
	Winmate, Inc.	14,000	61,849
	Winstek Semiconductor Co. Ltd.	34,000	132,236
*††	Wintek Corp.	461,871	0
#	WinWay Technology Co. Ltd.	8,000	202,522
	Wisdom Marine Lines Co. Ltd.	272,501	447,523
	Wistron Corp.	427,017	1,563,447
	Wistron Information Technology & Services Corp.	22,385	97,778
	Wistron NeWeb Corp.	92,260	420,354
	Wiwynn Corp.	12,000	846,010
	Wonderful Hi-Tech Co. Ltd.	69,683	67,826
	Wowprime Corp.	26,387	204,028
	WPG Holdings Ltd.	374,779	1,043,348
#	WT Microelectronics Co. Ltd.	104,284	523,855
	WUS Printed Circuit Co. Ltd.	80,712	89,781
*	XAC Automation Corp.	37,000	28,181
	XinTec, Inc.	65,000	260,494
	Xxentria Technology Materials Corp.	66,232	152,499
	Yageo Corp.	56,380	991,673
#	Yang Ming Marine Transport Corp.	530,000	808,157
	Yankey Engineering Co. Ltd.	14,431	151,151
	YC INOX Co. Ltd.	173,767	144,439
	YCC Parts Manufacturing Co. Ltd.	23,000	44,277
	Yea Shin International Development Co. Ltd.	101,968	111,198
	Yem Chio Co. Ltd.	213,061	114,992
	Yen Sun Technology Corp.	17,000	22,917
*	Yeong Guan Energy Technology Group Co. Ltd.	35,669	57,411
	YFC-Boneagle Electric Co. Ltd.	54,704	43,674
#	YFY, Inc.	295,891	283,092
	Yi Jinn Industrial Co. Ltd.	81,100	47,371
#	Yieh Phui Enterprise Co. Ltd.	429,731	211,135
	Yonyu Plastics Co. Ltd.	39,000	38,654
	Young Fast Optoelectronics Co. Ltd.	41,298	79,614
*	Young Optics, Inc.	15,000	33,307
	Youngtek Electronics Corp.	54,257	112,180
	Yuan High-Tech Development Co. Ltd.	8,400	33,182
	Yuanta Financial Holding Co. Ltd.	1,893,599	1,632,460
	Yuanta Futures Co. Ltd.	34,968	67,650
	Yuen Chang Stainless Steel Co. Ltd., Class C	57,837	29,951
	Yuen Foong Yu Consumer Products Co. Ltd.	36,000	48,485
	Yulon Finance Corp.	99,213	553,040
	Yulon Motor Co. Ltd.	198,141	438,153
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	23,362	55,769
#	Yungshin Construction & Development Co. Ltd.	59,000	174,667
	YungShin Global Holding Corp.	98,000	144,975
	Yusin Holding Corp.	11,000	39,789

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Zeng Hsing Industrial Co. Ltd.	29,906	$96,468
	Zenitron Corp.	88,000	93,682
	Zero One Technology Co. Ltd.	61,422	133,924
#	Zhen Ding Technology Holding Ltd.	252,000	811,274
*	Zhong Yang Technology Co. Ltd.	6,000	9,356
	Zig Sheng Industrial Co. Ltd.	158,231	51,050
*	Zinwell Corp.	147,010	99,107
	Zippy Technology Corp.	45,000	68,461
	Zyxel Group Corp.	143,826	218,471
TOTAL TAIWAN			295,414,533
THAILAND — (1.5%)
	AAPICO Hitech PCL	122,332	100,859
*	Absolute Clean Energy PCL	859,800	37,322
	Advanced Info Service PCL	145,800	900,013
	Advanced Information Technology PCL, Class F	454,000	46,581
	AEON Thana Sinsap Thailand PCL	37,700	160,991
	After You PCL	87,400	22,665
	Airports of Thailand PCL	362,100	609,837
*	AJ Plast PCL	66,600	12,202
	Allianz Ayudhya Capital PCL	16,500	15,580
	AMA Marine PCL	65,800	8,235
	Amata Corp. PCL	290,700	174,531
	AP Thailand PCL	601,102	181,292
	Asia Plus Group Holdings PCL	764,400	60,329
*	Asia Precision PCL	183,600	17,906
	Asia Sermkij Leasing PCL, NVDR	111,500	62,542
	Asian Insulators PCL	149,155	18,499
	Asian Sea Corp. PCL, Class F	76,100	14,050
	Asset World Corp. PCL	997,500	111,903
	Assetwise PCL	152,000	35,561
	B Grimm Power PCL	99,600	77,906
	Bangchak Corp. PCL	414,200	490,350
	Bangkok Airways PCL	250,700	103,877
	Bangkok Bank PCL	155,600	618,409
	Bangkok Commercial Asset Management PCL	342,100	76,178
	Bangkok Expressway & Metro PCL	1,052,335	218,016
	Bangkok Insurance PCL	28,780	249,044
*	Bangkok Land PCL	5,069,000	102,873
	Bangkok Life Assurance PCL, NVDR	88,940	47,883
*	Bangkok Ranch PCL	394,200	28,889
	BCPG PCL	296,300	69,320
	BEC World PCL	427,599	55,924
#	Berli Jucker PCL	176,100	117,640
*	Better World Green PCL	1,839,200	26,439
	BG Container Glass PCL	130,800	27,836
*	Bound & Beyond PCL	67,200	24,245
	BTS Group Holdings PCL	633,800	107,189
	Business Online PCL	47,600	12,142
	Cal-Comp Electronics Thailand PCL, Class F	1,838,478	138,880
	Central Pattana PCL	167,700	306,069
*	Central Plaza Hotel PCL	84,000	102,995
	Central Retail Corp. PCL	351,566	329,493
#	CH Karnchang PCL	189,472	114,823
	Charoen Pokphand Foods PCL	868,993	455,592
	Chayo Group PCL	142,086	20,425
	CIMB Thai Bank PCL	820,700	13,880
	CK Power PCL	501,000	53,945
	Com7 PCL, Class F	252,600	150,944

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	CP ALL PCL	327,200	$481,889
	Delta Electronics Thailand PCL	283,800	629,956
*	Demco PCL	239,100	16,444
	Dhipaya Group Holdings PCL	214,400	179,787
	Diamond Building Products PCL	152,800	35,532
	Don Muang Tollway PCL	118,500	44,090
	Dynasty Ceramic PCL	1,772,400	80,933
	Eastern Polymer Group PCL, Class F	402,600	86,245
	Eastern Water Resources Development & Management PCL, Class F	345,900	39,584
	Ekachai Medical Care PCL	148,280	31,347
	Energy Absolute PCL	250,300	280,443
*	Erawan Group PCL	539,400	77,540
	Exotic Food PCL, Class F	52,700	33,423
#	Forth Corp. PCL	69,500	33,499
	Forth Smart Service PCL	143,900	27,784
	Fortune Parts Industry PCL, Class F	205,200	14,807
	GFPT PCL	193,100	62,049
	Global Green Chemicals PCL, Class F	54,700	13,337
*	Green Tech Ventures PCL, Class F	2,983,500	15,137
*††	Group Lease PCL, NVDR	135,800	467
	Gunkul Engineering PCL	1,707,800	147,301
	Haad Thip PCL	39,000	17,479
	Hana Microelectronics PCL	147,701	198,794
	Home Product Center PCL	1,136,127	336,251
	Hwa Fong Rubber Thailand PCL, Class F	162,600	20,441
	ICC International PCL	27,800	33,695
	Ichitan Group PCL	232,700	114,128
	Index Livingmall PCL	52,700	32,977
	Indorama Ventures PCL	251,600	167,367
	Interlink Communication PCL	103,650	22,058
	Intouch Holdings PCL, Class F	11,200	23,282
	IRPC PCL	2,596,800	142,732
*	IT City PCL	52,200	4,855
*	Italian-Thai Development PCL	2,025,200	42,242
#	Jasmine International PCL	1,099,300	63,831
*	Jasmine Technology Solution PCL	13,500	29,395
#	Jaymart Group Holdings PCL	177,400	72,005
	JMT Network Services PCL	96,637	55,840
	Jubilee Enterprise PCL	20,400	9,775
	Kang Yong Electric PCL	2,400	19,956
	Karmarts PCL	291,400	123,205
	Kaset Thai International Sugar Corp. PCL, Class F	141,500	15,395
	Kasikornbank PCL	60,700	205,313
#	KCE Electronics PCL	218,700	274,319
	KGI Securities Thailand PCL	761,400	99,152
#	Kiatnakin Phatra Bank PCL	52,500	72,141
	Krung Thai Bank PCL	456,250	204,478
#	Krungthai Card PCL	160,600	198,048
	Lalin Property PCL	208,900	46,517
	Lam Soon Thailand PCL	132,400	18,846
	Land & Houses PCL	882,800	190,358
	Land & Houses PCL, NVDR	64,820	13,977
	LH Financial Group PCL	774,100	21,819
*	Loxley PCL	697,570	27,331
	LPN Development PCL	545,600	57,824
	Major Cineplex Group PCL	204,500	80,699
	Malee Group PCL	41,300	10,128
	MBK PCL	367,452	165,717
	MC Group PCL	194,800	70,831

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	MCS Steel PCL	277,300	$48,851
*	MDX PCL	208,600	16,699
	Mega Lifesciences PCL	113,700	137,808
	Minor International PCL	795,771	684,124
	MK Restaurants Group PCL	57,100	58,343
	Muang Thai Insurance PCL	5,800	18,310
	Muangthai Capital PCL	148,700	178,134
	Namyong Terminal PCL	95,000	11,193
*	Nawarat Patanakarn PCL	995,100	8,976
	Netbay PCL	57,700	39,033
	Next Capital PCL	298,300	21,525
	Ngern Tid Lor PCL	281,500	172,974
	Noble Development PCL	419,800	45,911
	Northeast Rubber PCL	535,400	82,247
*	Nusasiri PCL	2,458,100	22,172
#	Origin Property PCL, Class F	429,350	98,632
#	Osotspa PCL	222,800	130,625
	PCS Machine Group Holding PCL	188,600	27,112
	Plan B Media Pcl, Class F	798,532	198,072
*	Platinum Group PCL, Class F	387,400	32,540
#	Polyplex Thailand PCL	141,900	41,597
*	Power Solution Technologies PCL, Class F	235,800	4,852
#	Precious Shipping PCL	499,400	106,982
	Premier Marketing PCL	152,600	32,260
	Prima Marine PCL	514,700	86,321
	Property Perfect PCL	4,335,345	34,216
*	PSG Corp. PCL	2,870,400	50,163
	PTG Energy PCL	396,700	96,163
	PTT Global Chemical PCL	334,156	315,530
	PTT Oil & Retail Business PCL	249,900	127,495
	Quality Houses PCL	3,535,813	221,253
	R&B Food Supply PCL	98,600	35,296
*	Rabbit Holdings PCL, Class F	2,404,000	31,170
*	Raimon Land PCL	1,149,900	13,289
	Ratchthani Leasing PCL	1,018,543	72,922
	Regional Container Lines PCL	175,200	124,693
*	Roctec Global PCL	2,010,900	32,308
	Rojana Industrial Park PCL	131,500	21,683
	RS PCL	209,220	81,382
*	S Hotels & Resorts PCL	455,800	30,834
	Sabina PCL	48,400	38,199
	Sabuy Technology PCL	74,400	10,276
	Saha Pathana Inter-Holding PCL	18,700	37,292
	Sahamitr Pressure Container PCL	114,700	30,714
	Saha-Union PCL	37,800	34,095
	Saksiam Leasing PCL	68,100	7,755
*	Samart Corp. PCL	178,000	26,090
	Sansiri PCL	5,663,833	285,766
	Sappe PCL	44,100	106,591
	SC Asset Corp. PCL	883,396	81,175
	SCB X PCL	120,400	352,945
	SCG Ceramics PCL	291,200	8,126
	SCG Packaging PCL	172,100	152,805
*	SEAFCO PCL	296,380	21,553
*	SEN X PCL	1,038,900	16,399
	Sena Development PCL	214,750	14,164
	Sermsang Power Corp. Co. Ltd.	98,882	23,412
*	Seven Utilities & Power PLC	872,700	9,839
	Siam Cement PCL	33,600	255,711

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Siam Global House PCL	207,689	$88,982
*	Siam Wellness Group Pcl, Class F	104,400	37,372
	Siamgas & Petrochemicals PCL	299,100	67,446
	Singer Thailand PCL	172,900	47,273
	Sino-Thai Engineering & Construction PCL	445,600	107,389
	SiS Distribution Thailand PCL	20,900	13,196
	SISB PCL	54,500	57,991
	SNC Former PCL	138,100	33,671
	Somboon Advance Technology PCL	100,650	51,634
	SPCG PCL	215,700	74,175
	Sri Trang Agro-Industry PCL	376,400	183,545
	Sri Trang Gloves Thailand PCL	577,300	117,160
	Srinanaporn Marketing PCL	150,500	78,904
	Srisawad Capital 1969 PCL	81,500	7,673
	Srisawad Corp. PCL	182,289	202,957
	Srivichai Vejvivat PCL	174,700	39,394
	Star Petroleum Refining PCL	583,600	138,179
	Starflex PCL	89,100	8,639
	Stars Microelectronics Thailand PCL	229,900	21,255
*	STP & I PCL	582,880	51,260
	Supalai PCL	373,625	207,467
*	Super Energy Corp. PCL	7,922,300	93,788
	Susco PCL	266,700	34,430
	SVI PCL	150,800	28,266
	Synnex Thailand PCL	100,900	30,147
	Syntec Construction PCL	574,800	27,381
	TAC Consumer PCL, Class F	154,800	18,762
	Taokaenoi Food & Marketing PCL, Class F	205,600	62,588
	Tata Steel Thailand PCL	1,512,800	34,113
	Thai Oil PCL	208,614	321,940
	Thai President Foods PCL, Class F	4,100	26,234
*	Thai Reinsurance PCL	537,500	11,060
	Thai Solar Energy PCL, Class F	177,000	9,928
	Thai Stanley Electric PCL, NVDR	3,900	22,645
	Thai Stanley Electric PCL, Class F	11,300	65,613
	Thai Union Group PCL, Class F	555,532	238,012
	Thai Vegetable Oil PCL	197,140	116,692
	Thai Wah PCL, Class F	229,800	25,391
	Thaicom PCL	163,000	54,215
	Thaifoods Group PCL, Class F	675,500	68,926
	Thaire Life Assurance PCL, Class F	363,401	18,847
	Thanachart Capital PCL	63,600	90,979
	Thitikorn PCL	120,700	18,031
	Thoresen Thai Agencies PCL	602,400	105,275
	Tipco Asphalt PCL	255,600	115,994
	TIPCO Foods PCL	117,300	31,245
	Tisco Financial Group PCL	57,100	159,338
	TKS Technologies PCL	157,730	30,232
	TMBThanachart Bank PCL	3,788,750	191,160
	TMT Steel PCL	169,300	27,916
	TOA Paint Thailand PCL	110,400	65,660
	TQM Alpha PCL	88,866	72,641
*	Triton Holding PCL	4,399,200	17,360
*	True Corp. PCL	2,530,603	431,545
	TTCL PCL	174,000	16,872
	TTW PCL	334,200	90,904
	Union Auction PCL	87,100	26,515
*	Unique Engineering & Construction PCL	252,650	21,934
	United Paper PCL	138,000	45,511

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Univanich Palm Oil PCL	336,700	$83,991
	Vanachai Group PCL	262,120	26,450
	VGI PCL	1,634,100	72,775
	WHA Corp. PCL	1,513,700	202,239
	WHA Utilities & Power PCL	374,300	41,357
	Workpoint Entertainment PCL	100,560	29,195
*	Xspring Capital PCL	2,834,500	85,488
*	YGGDRAZIL Group PCL	81,100	15,773
TOTAL THAILAND			22,534,416
TURKEY — (1.1%)
*	Adese Alisveris Merkezleri Ticaret AS	444,351	34,263
	Agesa Hayat ve Emeklilik AS	16,407	31,426
	Akbank TAS	943,233	1,227,815
	Aksa Akrilik Kimya Sanayii AS	35,166	107,947
*	Aksigorta AS	107,839	23,095
	Alarko Holding AS	23,195	81,735
*	Albaraka Turk Katilim Bankasi AS	606,591	84,645
	Alkim Alkali Kimya AS	33,221	41,772
	Altinyag Kombinalari AS	30,158	7,526
*	Anadolu Anonim Turk Sigorta Sirketi	110,457	259,246
	Anadolu Hayat Emeklilik AS	31,796	44,624
	Anadolu Isuzu Otomotiv Sanayi Ve Ticaret AS, Class C	14,142	33,010
	Arcelik AS	17,190	80,121
	ARD Grup Bilisim Teknolojileri AS	82,766	110,944
	Arena Bilgisayar Sanayi ve Ticaret AS	17,147	24,461
	ATP Ticari Bilgisayar Agi VE Elektrik Guc Kaynaklari Uretim Pazarlama VE Ticaret	5,275	22,904
*	Aydem Yenilenebilir Enerji AS, Class A	50,447	38,465
	Aygaz AS	24,804	120,361
	Aztek Teknoloji Urunleri Ticaret AS	7,327	38,942
	Bagfas Bandirma Gubre Fabrikalari AS	17,539	15,750
*	Banvit Bandirma Vitaminli Yem Sanayii AS	1,351	5,257
	Bera Holding AS	325,590	139,865
*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS	66,474	119,402
	BIM Birlesik Magazalar AS	62,147	779,320
*	Biotrend Cevre VE Enerji Yatirimlari AS	42,329	27,494
	Bogazici Beton Sanayi Ve Ticaret AS	38,420	47,479
*	Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS	5,689	114,494
	Borusan Yatirim ve Pazarlama AS	579	49,663
	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	12,786	37,869
	Bursa Cimento Fabrikasi AS	204,762	53,718
	Celebi Hava Servisi AS	946	31,538
*	Cemas Dokum Sanayi AS	355,741	57,194
	Cemtas Celik Makina Sanayi Ve Ticaret AS	109,278	41,586
	Coca-Cola Icecek AS	23,907	421,743
	Deva Holding AS	14,705	40,666
	Dogan Sirketler Grubu Holding AS	283,009	123,216
*	Doganlar Mobilya Grubu Imalat Sanayi ve Ticaret AS	27,795	9,573
	Dogus Otomotiv Servis ve Ticaret AS	21,919	196,791
	Eczacibasi Yatirim Holding Ortakligi AS	6,780	62,997
	EGE Endustri VE Ticaret AS	229	82,664
	EGE Gubre Sanayii AS	19,870	32,090
*	EGE Seramik Sanayi ve Ticaret AS	185,366	24,674
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	21,385	33,140
Ω	Enerjisa Enerji AS	64,324	117,722
	Enka Insaat ve Sanayi AS	157,732	193,161
	Erbosan Erciyas Boru Sanayii ve Ticaret AS	4,929	35,430
*	Eregli Demir ve Celik Fabrikalari TAS	125,089	177,366

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
	Escar Turizm Tasimacilik Ticaret AS	4,750	$23,723
*	Europap Tezol Kagit Sanayi VE Ticaret AS	48,324	30,973
*	Europen Endustri Insaat Sanayi VE Ticaret AS	40,811	22,677
	Ford Otomotiv Sanayi AS	11,035	320,529
	Galata Wind Enerji AS	57,894	49,930
*	Galatasaray Sportif Sinai ve Ticari Yatirimlar AS	1	0
*	Gersan Elektrik Ticaret ve Sanayi AS	37,767	28,319
	Global Yatirim Holding AS	139,147	52,121
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	3,147	28,766
*	Gozde Girisim Sermayesi Yatirim Ortakligi AS	108,648	87,581
	GSD Holding AS	438,423	59,791
#*	Gubre Fabrikalari TAS	2,203	10,572
*	Hektas Ticaret TAS	38,468	22,542
	Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	212,979	53,335
	Info Yatirim AS	57,187	27,293
	Inveo Yatirim Holding AS	21,301	33,058
*	Is Finansal Kiralama AS	124,968	51,881
	Isiklar Enerji ve Yapi Holding AS	271,958	51,198
*	Izmir Demir Celik Sanayi AS	315,488	64,861
	Jantsa Jant Sanayi Ve Ticaret AS	5,321	25,050
	Kalekim Kimyevi Maddeler Sanayi ve Ticaret AS	46,960	39,507
*	Karel Elektronik Sanayi ve Ticaret AS	71,489	32,305
*	Karsan Otomotiv Sanayii Ve Ticaret AS	116,473	36,835
	Kartonsan Karton Sanayi ve Ticaret AS	6,006	15,383
*	Katmerciler Arac Ustu Ekipman Sanayi ve Ticaret AS	378,691	28,691
*	Kerevitas Gida Sanayi ve Ticaret AS	55,852	22,247
	Kervan Gida Sanayi Ve Ticaret AS	31,861	25,365
	Kiler Holding AS	18,824	23,523
	Kontrolmatik Enerji Ve Muhendislik AS	5,605	44,751
*	Konya Cimento Sanayii AS	414	104,656
	Konya Kagit Sanayi VE Ticaret AS	6,523	10,660
	Kordsa Teknik Tekstil AS	27,607	75,527
	Koza Altin Isletmeleri AS	60,735	41,485
*	Koza Anadolu Metal Madencilik Isletmeleri AS	61,738	99,933
	Logo Yazilim Sanayi Ve Ticaret AS	19,744	58,038
Ω	Mavi Giyim Sanayi Ve Ticaret AS, Class B	66,140	310,873
*	Menderes Tekstil Sanayi ve Ticaret AS	86,587	28,794
	MIA Teknoloji AS	83,966	120,951
	Naturelgaz Sanayi ve Ticaret AS	37,455	23,287
	Orge Enerji Elektrik Taahhut AS	23,481	54,176
*	Oyak Yatirim Menkul Degerler AS	21,641	31,307
*	Parsan Makina Parcalari Sanayii AS	6,672	23,115
*	Pegasus Hava Tasimaciligi AS	14,896	368,223
*	Peker Gayrimenkul Yatirim Ortakligi AS	149,527	168,969
	Penta Teknoloji Urunleri Dagitim Ticaret AS	24,133	15,515
*	Petkim Petrokimya Holding AS	235,010	167,932
	Pinar SUT Mamulleri Sanayii AS	3,643	9,763
	Polisan Holding AS	30,016	13,907
	Politeknik Metal Sanayi ve Ticaret AS	53	35,126
*	Qua Granite Hayal	125,898	16,698
*	Reysas Tasimacilik ve Lojistik Ticaret AS	85,432	87,689
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	144,271	144,815
*	Sasa Polyester Sanayi AS	13,850	17,561
	Say Yenilenebilir Enerji Ekipmanlari Sanayi ve Ticaret AS	17,912	55,614
	Sekerbank Turk AS	622,129	99,434
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	44,819	89,979
	Sok Marketler Ticaret AS	104,300	218,638
*	Tat Gida Sanayi AS	17,076	18,475
*	TAV Havalimanlari Holding AS	40,897	185,943

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
	Tekfen Holding AS	76,387	$105,005
*	Teknosa Ic Ve Dis Ticaret AS	39,217	51,058
	Tofas Turk Otomobil Fabrikasi AS	24,594	199,505
*	Tukas Gida Sanayi ve Ticaret AS	214,991	59,323
*	Tumosan Motor ve Traktor Sanayi AS	9,193	28,517
*	Turcas Petrol AS	20,640	17,081
*	Turk Hava Yollari AO	99,618	892,965
	Turk Prysmian Kablo ve Sistemleri AS	7,196	8,768
*	Turk Telekomunikasyon AS	131,553	141,523
	Turk Traktor ve Ziraat Makineleri AS	7,818	208,133
	Turkcell Iletisim Hizmetleri AS	376,020	847,847
	Turkiye Garanti Bankasi AS	115,862	242,486
	Turkiye Petrol Rafinerileri AS	256,187	1,262,192
	Turkiye Sigorta AS	79,738	126,030
*	Turkiye Sinai Kalkinma Bankasi AS	815,991	220,095
*	Turkiye Vakiflar Bankasi TAO, Class D	283,944	132,190
*	Ulker Biskuvi Sanayi AS	100,040	307,794
	Ulusoy Un Sanayi ve Ticaret AS	18,809	19,010
	Usak Seramik Sanayii AS	94,851	36,660
	Vakif Finansal Kiralama AS	111,664	20,127
	Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri AS	7,266	20,451
	Vestel Beyaz Esya Sanayi ve Ticaret AS	188,295	107,849
*	Vestel Elektronik Sanayi ve Ticaret AS	64,859	131,143
	Yapi ve Kredi Bankasi AS	983,191	706,177
	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	58,973	63,910
	Ziraat Gayrimenkul Yatirim Ortakligi AS	133,200	30,399
*	Zorlu Enerji Elektrik Uretim AS	888,396	136,355
TOTAL TURKEY			15,617,647
UNITED ARAB EMIRATES — (1.8%)
	Abu Dhabi Commercial Bank PJSC	690,503	1,691,972
	Abu Dhabi Islamic Bank PJSC	537,519	1,640,572
	Abu Dhabi National Hotels	1,123,185	266,805
	Abu Dhabi National Insurance Co. PSC	78,793	131,891
	Abu Dhabi National Oil Co. for Distribution PJSC	629,226	607,894
*	Abu Dhabi Ports Co. PJSC	172,220	291,189
	Abu Dhabi Ship Building Co. PJSC	43,466	46,739
	ADNOC Drilling Co. PJSC	399,885	399,303
	Agthia Group PJSC	158,128	219,086
	Air Arabia PJSC	1,040,403	843,095
*	Ajman Bank PJSC	430,264	240,155
*	AL Seer Marine Supplies & Equipment Co. LLC	80,018	144,967
	AL Yah Satellite Communications Co-PJSC-Yah Sat	374,774	234,393
	Aldar Properties PJSC	533,780	740,304
*	Alpha Dhabi Holding PJSC	22,192	107,380
*	Amlak Finance PJSC	548,125	117,850
*††	Arabtec Holding PJSC	166,414	0
	Aramex PJSC	334,290	191,830
	Burjeel Holdings PLC	218,275	184,679
*	Deyaar Development PJSC	461,896	88,890
	Dubai Electricity & Water Authority PJSC	830,994	568,019
	Dubai Financial Market PJSC	459,077	170,017
	Dubai Investments PJSC	1,224,801	788,702
	Dubai Islamic Bank PJSC	1,105,027	1,901,454
	Emaar Development PJSC	497,803	942,007
	Emaar Properties PJSC	1,827,040	3,694,040
	Emirates Driving Co.	83,304	68,883
	Emirates Integrated Telecommunications Co. PJSC	322,836	496,658
	Emirates NBD Bank PJSC	489,106	2,355,533

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
	Emirates Reem Investments PJSC	12,985	$10,383
	Emirates Telecommunications Group Co. PJSC	513,622	2,680,665
*	Eshraq Investments PJSC	809,972	90,910
	Fertiglobe PLC	458,621	347,932
	First Abu Dhabi Bank PJSC	553,940	2,208,387
*	Ghitha Holding PJSC	10,438	106,606
*	Gulf Navigation Holding PJSC	55,978	106,587
*	Gulf Pharmaceutical Industries PSC	59,324	18,853
*	Manazel PJSC	681,581	63,806
*	Multiply Group PJSC	878,407	689,738
*	National Corp. for Tourism & Hotels	86,465	75,801
*	Palms Sports PrJSC	12,421	46,296
*	RAK Properties PJSC	525,325	187,365
	Ras Al Khaimah Ceramics	298,761	219,623
*	Shuaa Capital PSC	809,045	42,934
	Taaleem Holdings PJSC	33,232	34,880
	TECOM Group PJSC	32,450	23,775
*	Union Properties PJSC	554,961	41,490
TOTAL UNITED ARAB EMIRATES			26,170,338
UNITED KINGDOM — (0.0%)
#	Anglogold Ashanti PLC	28,402	500,443
TOTAL COMMON STOCKS			1,444,584,680
PREFERRED STOCKS — (0.8%)
BRAZIL — (0.8%)
*	Alpargatas SA	65,000	112,567
	Banco ABC Brasil SA, 6.526%	54,547	262,584
Ω	Banco BMG SA, 11.212%	74,500	50,374
	Banco Bradesco SA, 7.254%	497,739	1,542,123
	Banco do Estado do Rio Grande do Sul SA Class B, 6.219%	113,073	336,635
	Banco Pan SA, 2.737%	133,918	212,457
	Banco Pine SA, 7.457%	25,000	20,890
	Centrais Eletricas Brasileiras SA Class B, 3.258%	33,800	312,730
	Centrais Eletricas de Santa Catarina SA, 10.177%	5,750	77,492
	Cia de Ferro Ligas da Bahia FERBASA, 9.009%	65,980	137,702
	Cia De Sanena Do Parana, 5.473%	361,836	411,908
	Cia Energetica de Minas Gerais, 11.204%	284,421	661,337
	Cia Energetica do Ceara Class A, 0.768%	4,882	39,514
	Companhia Paranaense de Energia Class B, 3.301%	313,391	640,774
	CTEEP-Cia de Transmissao de Energia Eletrica Paulista, 8.606%	39,503	204,197
	EMAE-Empresa Metropolitana de Aguas e Energia SA, 5.844%	600	6,812
	Eucatex SA Industria e Comercio, 5.720%	43,700	142,891
	Gerdau SA, 7.607%	224,280	952,457
	Grazziotin SA, 10.699%	3,154	16,081
	Itau Unibanco Holding SA, 3.834%	568,919	3,764,162
	Marcopolo SA, 4.150%	223,537	360,951
	Raizen SA, 6.959%	441,900	341,611
	Randon SA Implementos e Participacoes, 4.972%	121,826	287,697
	Schulz SA, 4.483%	53,046	69,702
	Track & Field Co. SA, 1.321%	16,900	45,368
	Unipar Carbocloro SA Class B, 4.951%	24,459	347,009
	Usinas Siderurgicas de Minas Gerais SA Usiminas Class A, 3.577%	226,986	421,040
TOTAL BRAZIL			11,779,065
CHILE — (0.0%)
	Coca-Cola Embonor SA Class B, 6.201%	65,507	90,874

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»

CHILE — (Continued)
	Embotelladora Andina SA Class B, 7.290%	59,151	$150,718
TOTAL CHILE			241,592
COLOMBIA — (0.0%)
	Banco Davivienda SA, 4.620%	6,061	34,025
	Grupo Aval Acciones y Valores SA, 7.689%	793,621	104,961
	Grupo de Inversiones Suramericana SA, 7.805%	9,982	42,041
TOTAL COLOMBIA			181,027
INDIA — (0.0%)
*	Sundaram Clayton Ltd.	322	41
*	TVS Holdings Ltd.	322,132	41,325
TOTAL INDIA			41,366
PHILIPPINES — (0.0%)
	Cebu Air, Inc., 6.000%	75,375	45,575
TOTAL PREFERRED STOCKS			12,288,625
RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
*	Banco ABC Brasil SA Rights 02/02/2024	1,655	1,630
*	Diagnosticos da America SA Warrants 04/30/2025	450	173
*	Empreendimentos Pague Menos SA Rights 02/28/2024	10,928	529
*	Grupo Casas Bahia SA Warrants 09/19/2024	245,838	992
*	Infracommerce CXAAS SA Warrants 12/18/2024	17,904	831
*	Localiza Rent a Car SA Rights 02/05/2024	139	253
TOTAL BRAZIL			4,408
MALAYSIA — (0.0%)
*	Sam Engineering & Equipment M Bhd. Rights 02/09/2024	11,700	12
SOUTH KOREA — (0.0%)
*	Samsung Pharmaceutical Co. Ltd. Rights 02/14/2024	4,391	1,201
*	Taihan Electric Wire Co. Ltd. Rights 03/12/2024	7,434	8,745
TOTAL SOUTH KOREA			9,946
TAIWAN — (0.0%)
*	Bank of Kaohsiung Co. Ltd. Rights 02/23/2024	73,755	2,945
*	EZconn Corp. Rights 02/22/2024	1,394	1,532
*	G Shank Enterprise Co. Ltd. Rights	3,677	1,516
*	L&K Engineering Co. Ltd. Rights 03/06/2024	1,813	3,243
*	Radium Life Tech Co. Ltd. Rights	18,569	421
TOTAL TAIWAN			9,657
THAILAND — (0.0%)
*	Better World Green PCL Warrants	306,533	0
*	Chayo Group PCL Warrants 12/07/2025	14,209	216
*	Maco Corp. Warrants 01/02/2025	502,725	0
#*	RS PCL Warrants 01/16/2026	20,922	3,480
TOTAL THAILAND			3,696

Emerging Markets Social Core Equity Portfolio
CONTINUED
	Shares	Value»

UNITED STATES — (0.0%)
* LG Display Co. Ltd. Rights 03/01/2024	38,661	$5,026
TOTAL RIGHTS/WARRANTS		32,745
TOTAL INVESTMENT SECURITIES (Cost $1,169,515,186)		1,456,906,050

			Value†
SECURITIES LENDING COLLATERAL — (0.4%)
@§	The DFA Short Term Investment Fund	494,537	5,720,803
TOTAL INVESTMENTS — (100.0%)
(Cost $1,175,235,989)^^			$1,462,626,853
Summary of the Portfolio's investments as of January 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$49,962,474	$1,318,050	—	$51,280,524
Chile	1,751,730	5,946,544	—	7,698,274
China	19,614,760	291,644,418	$828,038	312,087,216
Colombia	1,562,140	70,126	—	1,632,266
Czech Republic	—	873,042	—	873,042
Egypt	6,472	455,300	—	461,772
Greece	78,324	7,077,174	—	7,155,498
Hong Kong	—	145,690	6,918	152,608
Hungary	—	3,139,583	—	3,139,583
India	18,311,799	266,377,839	9,686	284,699,324
Indonesia	1,080,923	23,258,720	41,231	24,380,874
Kuwait	7,454,656	912,279	—	8,366,935
Malaysia	—	21,347,578	—	21,347,578
Mexico	42,795,616	739,757	—	43,535,373
Peru	838,037	—	—	838,037
Philippines	25,434	9,332,813	39,402	9,397,649
Poland	—	15,607,688	—	15,607,688
Qatar	—	13,438,951	—	13,438,951
Saudi Arabia	92,111	58,538,116	—	58,630,227
South Africa	4,735,681	37,189,329	—	41,925,010
South Korea	2,198,966	175,169,696	330,212	177,698,874
Taiwan	30,824,589	264,553,646	36,298	295,414,533
Thailand	20,025,720	2,508,229	467	22,534,416
Turkey	—	15,617,647	—	15,617,647
United Arab Emirates	—	26,170,338	—	26,170,338
United Kingdom	500,443	—	—	500,443
Preferred Stocks
Brazil	11,728,691	50,374	—	11,779,065
Chile	—	241,592	—	241,592
Colombia	181,027	—	—	181,027
India	—	41,366	—	41,366
Philippines	—	45,575	—	45,575
Rights/Warrants
Brazil	—	4,408	—	4,408
Malaysia	—	12	—	12
South Korea	—	9,946	—	9,946
Taiwan	—	9,657	—	9,657
Thailand	—	3,696	—	3,696

Emerging Markets Social Core Equity Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
United States	—	$5,026	—	$5,026
Securities Lending Collateral	—	5,720,803	—	5,720,803
TOTAL	$213,769,593	$1,247,565,008	$1,292,252^	$1,462,626,853

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

VA U.S. Targeted Value Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2024
(Unaudited)

		Shares	Value†
COMMON STOCKS — (93.6%)
COMMUNICATION SERVICES — (3.0%)
#*	Advantage Solutions, Inc.	24,312	$97,977
*	AMC Networks, Inc., Class A	14,134	255,684
*	Angi, Inc.	18,901	44,795
	ATN International, Inc.	8,597	317,229
*	Bandwidth, Inc., Class A	9,094	125,861
*	Boston Omaha Corp., Class A	13,679	211,888
*	Bumble, Inc., Class A	22,591	309,949
	Cable One, Inc.	576	316,184
*	Cargurus, Inc.	14,795	343,836
*	Cars.com, Inc.	21,453	373,926
	comScore, Inc.	2,153	43,448
*	Consolidated Communications Holdings, Inc.	31,699	137,574
*	Cumulus Media, Inc., Class A	5,163	23,750
*	Daily Journal Corp.	333	107,000
*	DHI Group, Inc.	22,706	51,997
#*	EchoStar Corp., Class A	28,340	379,473
	Entravision Communications Corp., Class A	31,641	127,513
*	EW Scripps Co., Class A	33,487	266,891
*	FG Group Holdings, Inc.	3,604	4,937
*	Frontier Communications Parent, Inc.	29,861	735,476
*	Gaia, Inc.	2,866	8,311
*	Gannett Co., Inc.	64,551	159,441
»	GCI Liberty, Inc.	584	528
	Gray Television, Inc.	44,532	425,281
*	Integral Ad Science Holding Corp.	29,603	430,724
	John Wiley & Sons, Inc., Class A	14,933	505,333
*	Liberty Broadband Corp., Class A	4,540	353,303
*	Liberty Broadband Corp., Class C	15,973	1,253,082
*	Liberty Latin America Ltd., Class A	18,962	133,492
*	Liberty Latin America Ltd., Class C	73,797	525,435
	Liberty Media Corp.-Liberty Live, Class A	805	29,648
*	Liberty Media Corp.-Liberty Live, Class C	1,864	69,471
*	Liberty Media Corp.-Liberty SiriusXM, Class A	18,088	549,694
*	Liberty Media Corp.-Liberty SiriusXM, Class C	28,220	856,759
*	Lions Gate Entertainment Corp., Class B	31,474	305,298
#*	Lumen Technologies, Inc.	105,160	128,295
*	Madison Square Garden Entertainment Corp.	8,035	267,887
*	Magnite, Inc.	58,244	515,459
#*	Marchex, Inc., Class B	494	672
#	Marcus Corp.	12,889	175,033
	News Corp., Class B	27,065	692,052
	Nexstar Media Group, Inc.	10,495	1,865,066
#*	Nextdoor Holdings, Inc.	5,753	8,745
	Paramount Global, Class A	1,850	43,160
	Paramount Global, Class B	20,538	299,649
*	Playstudios, Inc.	12,335	27,137
*	PubMatic, Inc., Class A	9,897	150,236
*	QuinStreet, Inc.	17,191	217,810
#*	Reading International, Inc., Class A	5,626	11,083
	Saga Communications, Inc., Class A	2,918	68,923
	Scholastic Corp.	15,350	590,054
	Shenandoah Telecommunications Co.	22,972	470,696
#	Sinclair, Inc.	20,038	314,597

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Sphere Entertainment Co.	11,307	$400,042
	Spok Holdings, Inc.	6,453	106,862
	TEGNA, Inc.	50,095	780,981
	Telephone & Data Systems, Inc.	51,541	990,103
*	Thryv Holdings, Inc.	9,981	204,012
*	TripAdvisor, Inc.	12,681	273,910
*	TrueCar, Inc.	45,030	159,406
*	U.S. Cellular Corp.	22,033	978,265
*	Urban One, Inc.	7,214	25,970
*	Urban One, Inc.	2,835	10,376
*	Vimeo, Inc.	10,488	41,637
*	WideOpenWest, Inc.	20,225	75,035
*	Ziff Davis, Inc.	2,829	190,675
TOTAL COMMUNICATION SERVICES			19,965,016
CONSUMER DISCRETIONARY — (15.6%)
*	1-800-Flowers.com, Inc., Class A	15,632	162,573
*	1stdibs.com, Inc.	8,976	41,379
#*	2U, Inc.	17,516	14,901
	Aaron's Co., Inc.	16,590	170,711
#*	Abercrombie & Fitch Co., Class A	24,766	2,523,655
	Academy Sports & Outdoors, Inc.	27,579	1,730,031
*	Adient PLC	30,499	1,058,620
#	ADT, Inc.	67,118	438,281
*	Adtalem Global Education, Inc.	21,623	1,091,529
	Advance Auto Parts, Inc.	433	28,946
*	American Axle & Manufacturing Holdings, Inc.	58,417	472,594
#	American Eagle Outfitters, Inc.	72,825	1,443,391
*	American Outdoor Brands, Inc.	6,121	52,396
*	American Public Education, Inc.	10,026	106,075
*	America's Car-Mart, Inc.	3,267	198,928
*	AMMO, Inc.	8,130	17,642
	Ark Restaurants Corp.	411	6,005
*	Asbury Automotive Group, Inc.	6,079	1,270,876
#*	Aterian, Inc.	5,055	1,501
	Autoliv, Inc.	4,504	482,468
*	AutoNation, Inc.	8,526	1,190,741
#*	Bally's Corp.	1,772	19,953
#*	Barnes & Noble Education, Inc.	19,903	17,053
	Bassett Furniture Industries, Inc.	5,100	79,050
*	Beazer Homes USA, Inc.	15,735	499,586
#*	Beyond, Inc.	16,300	358,437
#	Big 5 Sporting Goods Corp.	7,076	35,592
#	Big Lots, Inc.	13,098	75,183
*	Biglari Holdings, Inc., Class A	30	23,250
*	Biglari Holdings, Inc., Class B	863	133,480
*	BJ's Restaurants, Inc.	11,810	408,744
*	Boot Barn Holdings, Inc.	4,139	296,932
	BorgWarner, Inc.	70,277	2,382,390
	Brunswick Corp.	9,725	784,613
	Caleres, Inc.	13,403	420,452
*	Capri Holdings Ltd.	19,485	949,699
*	CarParts.com, Inc.	12,410	33,383
	Carriage Services, Inc.	2,131	52,657
	Carrols Restaurant Group, Inc.	20,081	188,761
	Cato Corp., Class A	9,508	64,274
*	Cavco Industries, Inc.	2,709	899,171
*	Century Casinos, Inc.	4,358	15,122
	Century Communities, Inc.	13,543	1,174,178

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Chegg, Inc.	24,710	$243,394
*	Chuy's Holdings, Inc.	8,671	293,167
#*	Citi Trends, Inc.	3,912	105,350
#	Clarus Corp.	9,871	58,436
*	Conn's, Inc.	12,692	57,749
*	Container Store Group, Inc.	24,013	39,141
*	Cooper-Standard Holdings, Inc.	4,792	84,291
	Crown Crafts, Inc.	1,600	8,368
*	Culp, Inc.	4,293	21,293
	Dana, Inc.	56,109	760,838
*	Delta Apparel, Inc.	3,432	26,118
	Designer Brands, Inc., Class A	28,202	241,691
#*	Destination XL Group, Inc.	15,587	66,556
#	Dillard's, Inc., Class A	2,678	1,037,109
*	Dorman Products, Inc.	6,093	496,031
*	Duluth Holdings, Inc., Class B	12,388	60,453
*	El Pollo Loco Holdings, Inc.	18,381	170,208
	Escalade, Inc.	3,057	49,095
#	Ethan Allen Interiors, Inc.	12,381	360,659
#*	Figs, Inc., Class A	5,325	30,672
#*	First Watch Restaurant Group, Inc.	2,266	48,628
#	Flexsteel Industries, Inc.	1,708	48,729
#	Foot Locker, Inc.	35,299	994,020
#*	Fossil Group, Inc.	27,224	31,580
*	Full House Resorts, Inc.	657	3,101
#*	Funko, Inc., Class A	4,113	29,079
	Gap, Inc.	112,981	2,111,615
*	Genesco, Inc.	6,619	183,876
*	Gentherm, Inc.	480	23,112
*	G-III Apparel Group Ltd.	23,594	709,943
*	Goodyear Tire & Rubber Co.	110,906	1,546,030
*	GoPro, Inc., Class A	54,312	161,850
	Graham Holdings Co., Class B	1,508	1,086,363
*	Green Brick Partners, Inc.	11,839	617,641
#	Group 1 Automotive, Inc.	6,044	1,571,803
#*	GrowGeneration Corp.	22,304	51,522
#	Guess?, Inc.	16,277	363,628
	Hamilton Beach Brands Holding Co., Class A	1,500	27,660
	Harley-Davidson, Inc.	38,118	1,236,929
#	Hasbro, Inc.	2,939	143,864
	Haverty Furniture Cos., Inc.	7,037	238,554
#*	Helen of Troy Ltd.	8,103	927,794
#	Hibbett, Inc.	6,023	401,433
*	Hilton Grand Vacations, Inc.	13,850	577,545
	Hooker Furnishings Corp.	6,091	140,580
*	Hovnanian Enterprises, Inc., Class A	1,025	173,194
*	JAKKS Pacific, Inc.	779	24,429
	Johnson Outdoors, Inc., Class A	4,868	217,892
	KB Home	26,839	1,599,336
#	Kohl's Corp.	40,192	1,035,346
	Krispy Kreme, Inc.	3,812	50,661
	Lakeland Industries, Inc.	3,668	66,061
*	Lands' End, Inc.	17,827	168,822
*	Landsea Homes Corp.	6,866	86,443
*	Latham Group, Inc.	4,482	11,339
	Laureate Education, Inc.	46,223	583,334
	La-Z-Boy, Inc.	19,420	676,010
#*	Lazydays Holdings, Inc.	4,239	20,813
	LCI Industries	6,814	758,262

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Lear Corp.	7,513	$998,478
*	Legacy Housing Corp.	6,720	158,794
	Leggett & Platt, Inc.	17,338	402,415
*	LGI Homes, Inc.	8,812	1,039,904
#*	Life Time Group Holdings, Inc.	34,905	464,237
	Lifetime Brands, Inc.	10,226	82,115
*	Lincoln Educational Services Corp.	11,266	100,943
	Lithia Motors, Inc.	7,373	2,173,929
*	LL Flooring Holdings, Inc.	15,552	40,435
#*	Lovesac Co.	4,732	109,593
*	M/I Homes, Inc.	5,985	762,609
	Macy's, Inc.	92,027	1,683,174
*	Malibu Boats, Inc., Class A	5,275	220,231
	Marine Products Corp.	1,178	12,027
*	MarineMax, Inc.	10,455	292,740
	Marriott Vacations Worldwide Corp.	11,378	954,500
*	MasterCraft Boat Holdings, Inc.	1,375	26,634
	MDC Holdings, Inc.	28,614	1,790,664
	Meritage Homes Corp.	9,691	1,604,927
#*	Mister Car Wash, Inc.	3,962	32,885
*	Modine Manufacturing Co.	26,018	1,797,584
*	Mohawk Industries, Inc.	25,039	2,610,316
	Monarch Casino & Resort, Inc.	777	53,559
#	Monro, Inc.	10,221	325,641
*	Motorcar Parts of America, Inc.	9,753	89,045
#	Movado Group, Inc.	8,389	231,369
*	National Vision Holdings, Inc.	24,768	470,840
	Newell Brands, Inc.	116,661	970,620
*	ODP Corp.	17,666	903,439
*	OneSpaWorld Holdings Ltd.	4,654	63,434
#*	OneWater Marine, Inc., Class A	2,485	62,697
	Oxford Industries, Inc.	4,947	469,619
	Patrick Industries, Inc.	8,080	811,151
#*	Penn Entertainment, Inc.	32,008	721,780
	Penske Automotive Group, Inc.	16,209	2,404,929
	Perdoceo Education Corp.	33,930	614,133
#*	Petco Health & Wellness Co., Inc.	34,825	83,232
#	PetMed Express, Inc.	5,743	35,664
	Phinia, Inc.	14,055	425,023
*	Playa Hotels & Resorts NV	53,362	442,905
	PulteGroup, Inc.	49,623	5,188,581
	PVH Corp.	24,617	2,960,440
#	RCI Hospitality Holdings, Inc.	2,105	130,005
#*	Revolve Group, Inc.	1,676	24,151
	Rocky Brands, Inc.	3,792	106,100
#*	Sally Beauty Holdings, Inc.	2,239	27,584
#	Shoe Carnival, Inc.	14,057	358,454
#	Signet Jewelers Ltd.	17,468	1,737,717
*	Skechers USA, Inc., Class A	5,673	354,222
#	Smith & Wesson Brands, Inc.	23,502	306,936
#*	Solid Power, Inc.	14,592	23,639
#*	Solo Brands, Inc., Class A	14,521	40,514
	Sonic Automotive, Inc., Class A	11,603	586,648
#*	Sportsman's Warehouse Holdings, Inc.	19,768	76,107
	Standard Motor Products, Inc.	10,327	416,694
	Steven Madden Ltd.	4,146	173,634
#*	Stitch Fix, Inc., Class A	22,562	72,198
*	Stoneridge, Inc.	9,477	168,596
	Strategic Education, Inc.	9,212	866,481

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Strattec Security Corp.	1,214	$30,654
*	Stride, Inc.	13,053	782,527
	Superior Group of Cos., Inc.	6,372	84,875
*	Taylor Morrison Home Corp.	50,519	2,634,061
#	Thor Industries, Inc.	17,553	1,983,840
*	Tile Shop Holdings, Inc.	9,323	60,506
#*	Tilly's, Inc., Class A	10,706	78,582
	Toll Brothers, Inc.	42,098	4,182,436
*	Topgolf Callaway Brands Corp.	56,286	741,287
*	Traeger, Inc.	10,933	23,943
*	Tri Pointe Homes, Inc.	47,957	1,655,955
*	Under Armour, Inc., Class A	56,562	431,002
*	Under Armour, Inc., Class C	57,855	428,127
*	Unifi, Inc.	9,361	59,162
*	Universal Electronics, Inc.	7,047	62,507
*	Universal Technical Institute, Inc.	17,449	246,380
	Upbound Group, Inc.	15,210	504,972
*	Urban Outfitters, Inc.	36,902	1,402,276
*	Vera Bradley, Inc.	15,150	116,352
	VF Corp.	1,696	27,916
*	Vista Outdoor, Inc.	24,282	681,596
*	VOXX International Corp.	10,845	90,556
	Weyco Group, Inc.	4,829	155,059
	Winnebago Industries, Inc.	14,933	981,397
	Worthington Enterprises, Inc.	15,641	892,163
*	Zumiez, Inc.	9,329	160,179
TOTAL CONSUMER DISCRETIONARY			103,029,868
CONSUMER STAPLES — (3.3%)
#	Alico, Inc.	4,231	124,561
	Andersons, Inc.	17,271	910,354
	B&G Foods, Inc.	7,553	75,983
*	BellRing Brands, Inc.	21,842	1,207,207
	Calavo Growers, Inc.	3,701	96,559
#	Cal-Maine Foods, Inc.	16,522	915,649
#*	Central Garden & Pet Co.	4,869	228,356
*	Central Garden & Pet Co., Class A	15,344	633,400
*	Chefs' Warehouse, Inc.	15,774	501,929
*	Darling Ingredients, Inc.	4,589	198,704
*	Duckhorn Portfolio, Inc.	41,258	356,057
	Edgewell Personal Care Co.	19,405	718,955
*	Farmer Bros Co.	6,541	23,024
	Fresh Del Monte Produce, Inc.	24,306	597,442
*	Grocery Outlet Holding Corp.	25,010	619,748
*	Hain Celestial Group, Inc.	27,223	291,558
#*	Honest Co., Inc.	29,313	83,542
	Ingles Markets, Inc., Class A	7,277	613,087
	Ingredion, Inc.	14,085	1,515,124
	Lifevantage Corp.	3,000	15,930
#	Limoneira Co.	8,439	153,084
#	MGP Ingredients, Inc.	2,425	206,004
#*	Mission Produce, Inc.	7,848	78,402
*	Natural Alternatives International, Inc.	1,808	11,228
	Natural Grocers by Vitamin Cottage, Inc.	9,245	138,213
*	Nature's Sunshine Products, Inc.	7,774	135,345
	Nu Skin Enterprises, Inc., Class A	11,695	217,059
	Oil-Dri Corp. of America	2,382	154,735
*	Performance Food Group Co.	2,947	214,188
*	Pilgrim's Pride Corp.	18,211	494,793

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
*	Post Holdings, Inc.	22,089	$2,051,405
	PriceSmart, Inc.	8,102	615,914
	Seaboard Corp.	262	943,986
*	Seneca Foods Corp., Class A	2,914	155,549
*	Simply Good Foods Co.	18,116	684,785
	SpartanNash Co.	17,893	401,340
#	Spectrum Brands Holdings, Inc.	13,791	1,084,248
*	TreeHouse Foods, Inc.	22,996	968,132
*	U.S. Foods Holding Corp.	24,115	1,109,531
*	United Natural Foods, Inc.	24,213	361,016
	Universal Corp.	12,925	749,004
*	USANA Health Sciences, Inc.	2,967	138,915
#	Utz Brands, Inc.	6,704	118,661
#	Village Super Market, Inc., Class A	5,138	130,659
*	Vital Farms, Inc.	1,259	18,104
#	Weis Markets, Inc.	12,183	740,117
*	Whole Earth Brands, Inc.	18,679	74,342
*	Willamette Valley Vineyards, Inc.	206	1,053
TOTAL CONSUMER STAPLES			21,876,981
ENERGY — (8.8%)
	Adams Resources & Energy, Inc.	489	12,308
#*	Amplify Energy Corp.	14,000	85,680
	Antero Midstream Corp.	29,748	364,116
#*	Antero Resources Corp.	74,575	1,666,006
	Archrock, Inc.	78,720	1,286,285
	Ardmore Shipping Corp.	20,003	331,450
	Berry Corp.	32,889	220,685
*	Bristow Group, Inc.	11,552	304,742
#	California Resources Corp.	24,603	1,173,071
*	Callon Petroleum Co.	23,220	745,826
	ChampionX Corp.	8,689	238,166
#	Chesapeake Energy Corp.	24,087	1,857,349
	Chord Energy Corp.	5,915	909,490
#	Civitas Resources, Inc.	11,238	728,335
*	Clean Energy Fuels Corp.	99,591	293,793
*	CNX Resources Corp.	76,891	1,553,198
#	Comstock Resources, Inc.	64,325	502,378
	CONSOL Energy, Inc.	11,783	1,114,672
	Crescent Energy Co., Class A	4,520	49,946
	Delek U.S. Holdings, Inc.	28,103	759,624
	DHT Holdings, Inc.	80,340	893,381
*	DMC Global, Inc.	3,917	66,667
	Dorian LPG Ltd.	19,585	733,262
*	Dril-Quip, Inc.	17,393	349,078
*	DT Midstream, Inc.	23,642	1,269,339
	Epsilon Energy Ltd.	6,821	34,855
#	Evolution Petroleum Corp.	9,410	52,790
*	Expro Group Holdings NV	26,649	469,022
*	Forum Energy Technologies, Inc.	4,078	80,377
	FutureFuel Corp.	22,698	129,379
*	Geospace Technologies Corp.	4,922	74,125
#*	Green Plains, Inc.	14,161	293,558
*	Gulf Island Fabrication, Inc.	6,655	29,948
*	Gulfport Energy Corp.	1,769	224,486
*	Hallador Energy Co.	13,940	118,908
*	Helix Energy Solutions Group, Inc.	74,063	696,192
#	Helmerich & Payne, Inc.	34,221	1,377,737
	HF Sinclair Corp.	52,628	2,972,956

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
#*	Independence Contract Drilling, Inc.	257	$545
	International Seaways, Inc.	18,014	966,271
*	Kosmos Energy Ltd.	2,100	12,726
	Liberty Energy, Inc.	63,928	1,329,063
	Magnolia Oil & Gas Corp., Class A	28,552	588,742
*	Mammoth Energy Services, Inc.	9,096	31,927
	Matador Resources Co.	37,489	2,057,771
	Murphy Oil Corp.	64,924	2,512,559
#*	Nabors Industries Ltd.	1,468	124,163
	NACCO Industries, Inc., Class A	3,182	115,443
*	Natural Gas Services Group, Inc.	5,881	85,980
*	Newpark Resources, Inc.	42,501	275,832
#	Nordic American Tankers Ltd.	96,807	430,791
	Northern Oil & Gas, Inc.	15,996	535,866
	NOV, Inc.	68,634	1,339,049
*	Oil States International, Inc.	30,831	190,227
	Overseas Shipholding Group, Inc., Class A	37,917	231,294
	Ovintiv, Inc.	34,917	1,481,179
*	Par Pacific Holdings, Inc.	12,866	470,767
	Patterson-UTI Energy, Inc.	29,896	331,547
	PBF Energy, Inc., Class A	43,854	2,215,066
#	Peabody Energy Corp.	46,216	1,233,967
	Permian Resources Corp.	73,501	990,793
	PHX Minerals, Inc.	15,007	47,872
*	PrimeEnergy Resources Corp.	646	62,145
*	ProPetro Holding Corp.	44,914	379,972
	Range Resources Corp.	43,368	1,259,407
	Ranger Energy Services, Inc.	1,381	14,031
*	REX American Resources Corp.	8,179	338,529
	Riley Exploration Permian, Inc.	454	10,088
#	RPC, Inc.	60,204	440,091
#	SandRidge Energy, Inc.	16,894	246,652
	Scorpio Tankers, Inc.	21,314	1,506,900
*	SEACOR Marine Holdings, Inc.	10,107	106,730
*	Seadrill Ltd.	11,581	500,531
	Select Water Solutions, Inc.	42,441	329,767
	SFL Corp. Ltd.	55,132	670,956
#*	SilverBow Resources, Inc.	2,789	74,076
#	Sitio Royalties Corp., Class A	1,767	37,690
	SM Energy Co.	40,493	1,501,480
*	Smart Sand, Inc.	3,473	6,425
	Solaris Oilfield Infrastructure, Inc., Class A	10,686	80,145
*	Southwestern Energy Co.	187,610	1,210,085
*	Talos Energy, Inc.	42,301	548,644
	TechnipFMC PLC	105,941	2,048,899
*	Teekay Corp.	34,230	307,728
	Teekay Tankers Ltd., Class A	14,514	907,851
*	Tidewater, Inc.	13,773	925,408
#*	Transocean Ltd.	270,678	1,477,902
*	U.S. Silica Holdings, Inc.	35,730	383,026
#*	Vital Energy, Inc.	5,994	262,717
#	Vitesse Energy, Inc.	6,443	135,367
#	World Kinect Corp.	30,874	696,826
TOTAL ENERGY			58,132,688
FINANCIALS — (24.8%)
	1st Source Corp.	10,144	530,227
*	Acacia Research Corp.	4,296	16,797
	ACNB Corp.	2,594	101,244

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Affiliated Managers Group, Inc.	1,919	$285,624
	Alerus Financial Corp.	5,609	127,380
	Ally Financial, Inc.	43,638	1,600,642
	Amalgamated Financial Corp.	9,416	250,089
#	A-Mark Precious Metals, Inc.	11,160	300,985
*	Ambac Financial Group, Inc.	22,313	362,586
	Amerant Bancorp, Inc.	11,899	269,036
*	American Equity Investment Life Holding Co.	39,094	2,158,380
	American National Bankshares, Inc.	5,388	244,023
	Ameris Bancorp	30,578	1,517,892
	AmeriServ Financial, Inc.	6,300	18,711
#	Ames National Corp.	4,229	89,401
	Arrow Financial Corp.	9,060	228,221
*	AssetMark Financial Holdings, Inc.	14,496	444,592
	Associated Banc-Corp.	69,447	1,459,081
	Associated Capital Group, Inc., Class A	738	25,099
	Assured Guaranty Ltd.	28,997	2,352,527
	Atlantic Union Bankshares Corp.	28,980	989,957
#*	Atlanticus Holdings Corp.	4,170	144,657
	Auburn National BanCorp, Inc.	44	899
	Axis Capital Holdings Ltd.	29,845	1,776,374
*	Axos Financial, Inc.	22,189	1,229,936
	Banc of California, Inc.	53,495	737,161
	Bank of Marin Bancorp	8,173	160,027
	Bank of NT Butterfield & Son Ltd.	8,768	265,933
	Bank OZK	42,165	1,902,063
	BankFinancial Corp.	6,411	69,495
	BankUnited, Inc.	31,634	893,977
	Bankwell Financial Group, Inc.	2,846	78,977
	Banner Corp.	15,967	743,743
	Bar Harbor Bankshares	7,076	186,170
	BayCom Corp.	6,236	127,277
	BCB Bancorp, Inc.	8,990	111,656
	Berkshire Hills Bancorp, Inc.	22,664	543,936
#*	Blue Foundry Bancorp	10,401	99,226
#	Blue Ridge Bankshares, Inc.	2,036	5,090
*	BM Technologies, Inc.	2,712	5,777
	BOK Financial Corp.	19,724	1,653,660
	Bread Financial Holdings, Inc.	19,436	704,944
*	Bridgewater Bancshares, Inc.	8,639	108,074
*	Brighthouse Financial, Inc.	25,341	1,311,904
	Brookline Bancorp, Inc.	41,172	445,481
	Business First Bancshares, Inc.	8,569	193,231
	Byline Bancorp, Inc.	15,732	343,587
	C&F Financial Corp.	703	39,017
	Cadence Bank	61,088	1,626,163
#*	California BanCorp	616	15,603
#	Cambridge Bancorp	1,721	118,043
	Camden National Corp.	7,436	267,919
*	Cannae Holdings, Inc.	4,455	90,214
	Capital Bancorp, Inc.	2,951	64,214
	Capital City Bank Group, Inc.	8,430	240,929
	Capitol Federal Financial, Inc.	66,433	421,185
#	Capstar Financial Holdings, Inc.	11,032	200,672
#*	Caret Holdings, Inc., Class A	1,700	13,770
*	Carter Bankshares, Inc.	9,177	132,699
	Cathay General Bancorp	28,379	1,168,363
	Central Pacific Financial Corp.	13,002	250,549
	Central Valley Community Bancorp	5,434	105,528

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Chemung Financial Corp.	1,262	$58,708
	Citizens & Northern Corp.	7,327	148,518
	Citizens Community Bancorp, Inc.	2,054	24,936
	Civista Bancshares, Inc.	7,147	122,142
	CNA Financial Corp.	739	32,568
	CNB Financial Corp.	10,280	219,478
	CNO Financial Group, Inc.	28,926	786,209
*	Coastal Financial Corp.	1,230	49,077
	Codorus Valley Bancorp, Inc.	2,077	48,955
	Colony Bankcorp, Inc.	7,665	93,743
	Columbia Banking System, Inc.	10,094	203,495
#*	Columbia Financial, Inc.	12,433	223,545
	Comerica, Inc.	42,020	2,209,412
	Community Bank System, Inc.	13,954	638,675
	Community Trust Bancorp, Inc.	9,389	389,644
	ConnectOne Bancorp, Inc.	19,709	450,154
#*	Consumer Portfolio Services, Inc.	9,697	88,631
#*	CrossFirst Bankshares, Inc.	19,184	270,878
*	Customers Bancorp, Inc.	16,446	878,874
	CVB Financial Corp.	24,423	409,574
	Dime Community Bancshares, Inc.	16,451	375,247
	Donegal Group, Inc., Class A	12,902	193,659
	Donegal Group, Inc., Class B	592	8,543
	Eagle Bancorp Montana, Inc.	600	8,706
	Eagle Bancorp, Inc.	14,291	354,274
	East West Bancorp, Inc.	2,170	157,998
#	Eastern Bankshares, Inc.	35,471	495,175
*	eHealth, Inc.	13,788	93,758
	Employers Holdings, Inc.	12,740	531,513
	Enact Holdings, Inc.	11,269	321,054
*	Encore Capital Group, Inc.	11,918	596,853
*	Enova International, Inc.	15,341	835,011
*	Enstar Group Ltd.	5,731	1,529,547
	Enterprise Bancorp, Inc.	3,156	89,694
	Enterprise Financial Services Corp.	14,118	587,732
	Equity Bancshares, Inc., Class A	8,360	274,626
	Esquire Financial Holdings, Inc.	387	19,296
	ESSA Bancorp, Inc.	1,308	24,865
	Essent Group Ltd.	35,381	1,951,616
	Evans Bancorp, Inc.	1,804	53,164
#*	EZCORP, Inc., Class A	26,696	229,586
	F&G Annuities & Life, Inc.	697	31,253
#	Farmers & Merchants Bancorp, Inc.	600	13,560
	Farmers National Banc Corp.	13,132	180,171
	FB Financial Corp.	15,963	594,622
	Federal Agricultural Mortgage Corp., Class C	2,668	497,022
	Fidelity National Financial, Inc.	8,467	423,604
	Financial Institutions, Inc.	8,034	167,911
	First American Financial Corp.	25,572	1,543,270
	First BanCorp	62,274	1,038,730
	First Bancorp, Inc.	4,291	107,275
	First Bancorp/Southern Pines NC	16,179	559,146
	First Bancshares, Inc.	9,114	231,769
	First Bank	5,276	72,492
	First Busey Corp.	23,908	562,794
	First Business Financial Services, Inc.	3,548	130,460
	First Commonwealth Financial Corp.	44,620	625,126
	First Community Bankshares, Inc.	8,793	301,424
	First Financial Bancorp	40,714	912,808

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	First Financial Corp.	4,232	$166,825
	First Financial Northwest, Inc.	2,949	61,575
	First Foundation, Inc.	26,477	252,061
	First Hawaiian, Inc.	43,460	942,647
	First Horizon Corp.	138,417	1,971,058
	First Internet Bancorp	4,583	151,147
	First Interstate BancSystem, Inc., Class A	32,910	905,683
	First Merchants Corp.	24,216	818,743
	First Mid Bancshares, Inc.	7,039	221,517
	First Northwest Bancorp	2,324	33,791
	First of Long Island Corp.	12,576	151,164
*	First Western Financial, Inc.	2,882	49,138
	Flushing Financial Corp.	15,758	252,601
	FNB Corp.	130,724	1,722,942
	FS Bancorp, Inc.	3,495	128,686
#	Fulton Financial Corp.	72,404	1,128,778
*	FVCBankcorp, Inc.	2,378	29,178
*	Genworth Financial, Inc., Class A	185,420	1,144,041
	German American Bancorp, Inc.	5,309	175,887
#*	GoHealth, Inc., Class A	897	10,594
	Great Southern Bancorp, Inc.	6,383	332,490
*	Green Dot Corp., Class A	25,181	226,881
*	Greenlight Capital Re Ltd., Class A	15,670	178,795
	Guaranty Bancshares, Inc.	3,726	113,606
	Hancock Whitney Corp.	32,688	1,474,556
	Hanmi Financial Corp.	13,939	233,478
	HarborOne Bancorp, Inc.	24,706	269,790
	HBT Financial, Inc.	1,424	27,725
	Heartland Financial USA, Inc.	14,610	518,217
	Heritage Commerce Corp.	32,102	285,387
	Heritage Financial Corp.	17,265	347,890
*	Heritage Insurance Holdings, Inc.	11,019	66,334
	Hilltop Holdings, Inc.	21,057	663,085
	Hingham Institution For Savings The	766	141,603
	HMN Financial, Inc.	750	16,688
	Home Bancorp, Inc.	3,022	120,336
	Home BancShares, Inc.	55,980	1,312,171
#	HomeStreet, Inc.	8,369	115,157
	HomeTrust Bancshares, Inc.	4,946	134,284
	Hope Bancorp, Inc.	58,464	647,781
	Horace Mann Educators Corp.	18,738	690,121
	Horizon Bancorp, Inc.	21,774	285,457
	Independent Bank Corp.	11,250	631,013
	Independent Bank Corp.	10,136	257,860
#	Independent Bank Group, Inc.	20,152	974,349
	International Bancshares Corp.	19,991	1,056,724
	Invesco Ltd.	114,934	1,819,405
	Investar Holding Corp.	701	12,548
	Investors Title Co.	618	103,361
	Jackson Financial, Inc., Class A	30,536	1,528,938
	James River Group Holdings Ltd.	15,764	150,861
	Janus Henderson Group PLC	53,157	1,528,795
	Jefferies Financial Group, Inc.	53,150	2,166,394
	Kearny Financial Corp.	35,145	254,098
	Kemper Corp.	22,977	1,378,620
	Kentucky First Federal Bancorp	120	469
	KeyCorp	20,617	299,565
*	Kingstone Cos., Inc.	2,182	7,004
	Lakeland Bancorp, Inc.	25,471	338,510

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Landmark Bancorp, Inc.	271	$5,734
	LCNB Corp.	3,243	47,899
*	LendingClub Corp.	43,067	388,464
	Live Oak Bancshares, Inc.	10,355	376,611
*	Luther Burbank Corp.	15,181	145,738
#	Macatawa Bank Corp.	16,642	177,404
*	Maiden Holdings Ltd.	19,322	34,007
	MainStreet Bancshares, Inc.	762	14,112
#	MBIA, Inc.	1,953	11,874
	Mercantile Bank Corp.	7,428	297,789
#	Merchants Bancorp	8,083	353,550
	Mercury General Corp.	20,599	824,990
	Meridian Corp.	1,485	17,969
#	Metrocity Bankshares, Inc.	3,163	75,596
*	Metropolitan Bank Holding Corp.	5,298	256,900
	MGIC Investment Corp.	91,916	1,823,613
	Mid Penn Bancorp, Inc.	6,058	129,520
	Midland States Bancorp, Inc.	11,082	291,013
	MidWestOne Financial Group, Inc.	6,060	154,530
*	Mr Cooper Group, Inc.	17,011	1,145,861
	MVB Financial Corp.	5,467	117,158
	National Bank Holdings Corp., Class A	12,396	433,860
	National Bankshares, Inc.	1,859	59,971
	National Western Life Group, Inc., Class A	1,638	792,792
	Navient Corp.	63,677	1,096,518
	NBT Bancorp, Inc.	14,861	528,606
*	NCR Atleos Corp.	18,927	423,776
	Nelnet, Inc., Class A	12,721	1,108,381
	New York Community Bancorp, Inc.	224,953	1,455,439
*	NI Holdings, Inc.	966	12,906
#*	Nicholas Financial, Inc.	1,554	10,971
	Nicolet Bankshares, Inc.	4,982	387,450
*	NMI Holdings, Inc., Class A	31,403	1,002,384
	Northeast Bank	3,766	206,490
	Northfield Bancorp, Inc.	24,687	296,985
	Northrim BanCorp, Inc.	2,573	130,014
	Northwest Bancshares, Inc.	57,327	709,135
#	Norwood Financial Corp.	1,470	40,263
	Oak Valley Bancorp	1,580	41,159
	OceanFirst Financial Corp.	26,546	457,388
*	Ocwen Financial Corp.	3,882	112,306
	OFG Bancorp	21,588	793,791
	Ohio Valley Banc Corp.	197	4,738
	Old National Bancorp	91,732	1,510,826
	Old Republic International Corp.	72,388	2,029,760
	Old Second Bancorp, Inc.	13,983	190,448
	OneMain Holdings, Inc.	23,105	1,099,798
	OP Bancorp	3,042	33,188
*	Oportun Financial Corp.	9,267	34,103
	Oppenheimer Holdings, Inc., Class A	5,326	199,086
	Origin Bancorp, Inc.	9,162	279,441
	Orrstown Financial Services, Inc.	5,055	139,922
*	Oscar Health, Inc., Class A	29,111	364,470
	Pacific Premier Bancorp, Inc.	36,624	929,151
#	Park National Corp.	2,855	373,091
	Parke Bancorp, Inc.	3,663	67,802
	Pathward Financial, Inc.	8,745	452,816
*	Patriot National Bancorp, Inc.	60	253
*	Paysafe Ltd.	15,843	235,744

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#	PCB Bancorp	4,813	$80,618
	Peapack-Gladstone Financial Corp.	8,937	246,482
	Penns Woods Bancorp, Inc.	1,099	23,694
	PennyMac Financial Services, Inc.	17,734	1,546,760
	Peoples Bancorp of North Carolina, Inc.	1,400	40,726
	Peoples Bancorp, Inc.	15,286	447,880
	Peoples Financial Services Corp.	640	27,974
	Pinnacle Financial Partners, Inc.	20,743	1,833,266
*	Ponce Financial Group, Inc.	12,572	113,902
	Popular, Inc.	24,352	2,080,878
*	PRA Group, Inc.	17,408	396,380
	Preferred Bank	4,319	310,277
	Premier Financial Corp.	17,150	358,264
	Primis Financial Corp.	13,753	181,540
	ProAssurance Corp.	17,306	232,939
*	PROG Holdings, Inc.	2,614	80,093
	Prosperity Bancshares, Inc.	29,390	1,878,315
	Provident Financial Holdings, Inc.	3,183	48,063
	Provident Financial Services, Inc.	29,746	492,296
	QCR Holdings, Inc.	8,225	480,422
	Radian Group, Inc.	26,033	754,436
	RBB Bancorp	7,237	128,023
	Regional Management Corp.	4,935	120,315
	Reinsurance Group of America, Inc.	2,417	420,292
	Renasant Corp.	25,484	806,059
#*	Repay Holdings Corp.	26,710	209,406
	Republic Bancorp, Inc., Class A	6,976	357,101
	Riverview Bancorp, Inc.	6,235	34,230
	S&T Bancorp, Inc.	17,467	582,350
	Safety Insurance Group, Inc.	4,122	343,404
	Sandy Spring Bancorp, Inc.	19,577	477,287
	Seacoast Banking Corp. of Florida	14,589	358,306
*	Selectquote, Inc.	6,942	7,706
	Shore Bancshares, Inc.	10,194	131,910
	Sierra Bancorp	7,598	157,659
#	Simmons First National Corp., Class A	47,374	900,580
#*	SiriusPoint Ltd.	81,495	961,641
	SmartFinancial, Inc.	5,993	139,397
	South Plains Financial, Inc.	4,115	111,434
*	Southern First Bancshares, Inc.	3,517	131,852
	Southern Missouri Bancorp, Inc.	2,680	116,875
	Southern States Bancshares, Inc.	883	22,569
#	Southside Bancshares, Inc.	9,563	299,322
	SouthState Corp.	25,339	2,105,671
	Stellar Bancorp, Inc.	11,687	292,526
#*	Sterling Bancorp, Inc.	2,736	14,802
#	Stewart Information Services Corp.	9,563	589,655
	Stifel Financial Corp.	7,196	524,948
#	Stock Yards Bancorp, Inc.	1,633	81,193
*	StoneX Group, Inc.	8,974	590,041
	Summit Financial Group, Inc.	5,057	143,063
	Synovus Financial Corp.	44,445	1,673,799
	Territorial Bancorp, Inc.	4,375	46,988
*	Texas Capital Bancshares, Inc.	23,119	1,410,259
	TFS Financial Corp.	762	10,150
*	Third Coast Bancshares, Inc.	1,868	35,492
	Timberland Bancorp, Inc.	3,597	100,608
	Tiptree, Inc.	18,356	347,479
	Tompkins Financial Corp.	3,237	159,875

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Towne Bank	29,337	$824,663
	TriCo Bancshares	10,861	394,797
*	Triumph Financial, Inc.	6,427	454,068
	TrustCo Bank Corp.	9,640	278,596
	Trustmark Corp.	24,675	665,978
	UMB Financial Corp.	10,611	875,408
*»	Unico American Corp.	1,400	14
	United Bancshares, Inc.	406	7,759
	United Bankshares, Inc.	49,526	1,775,507
	United Community Banks, Inc.	41,127	1,124,412
	United Fire Group, Inc.	12,671	283,957
	United Security Bancshares	4,425	35,621
	Unity Bancorp, Inc.	3,541	96,988
	Universal Insurance Holdings, Inc.	16,523	274,612
	Univest Financial Corp.	14,672	311,633
	Unum Group	55,382	2,677,166
	Valley National Bancorp	172,144	1,656,025
	Veritex Holdings, Inc.	17,844	374,902
	Victory Capital Holdings, Inc., Class A	11,809	398,318
	Virginia National Bankshares Corp.	967	31,921
	Virtus Investment Partners, Inc.	1,823	430,429
	WaFd, Inc.	31,956	928,002
	Walker & Dunlop, Inc.	8,087	781,123
	Washington Trust Bancorp, Inc.	6,952	193,335
	Waterstone Financial, Inc.	11,818	157,179
	Webster Financial Corp.	37,477	1,854,362
	WesBanco, Inc.	26,651	781,940
	West BanCorp, Inc.	6,230	117,186
	Westamerica BanCorp	3,243	154,756
	Western Alliance Bancorp	13,776	881,113
	Western New England Bancorp, Inc.	12,440	105,864
	Westwood Holdings Group, Inc.	1,679	20,652
	White Mountains Insurance Group Ltd.	792	1,248,168
	Wintrust Financial Corp.	20,316	1,970,246
#*	World Acceptance Corp.	1,644	215,874
	WSFS Financial Corp.	25,747	1,145,999
	Zions Bancorp NA	49,046	2,055,027
TOTAL FINANCIALS			163,990,215
HEALTH CARE — (6.2%)
#*	23andMe Holding Co., Class A	11,495	8,404
#*	2seventy bio, Inc.	1,113	5,721
#*	Aadi Bioscience, Inc.	4,944	9,097
*	Acadia Healthcare Co., Inc.	14,672	1,205,158
*	Accolade, Inc.	31,148	352,595
#††	Achillion Pharmaceuticals, Inc.	70,786	19,112
*	Acumen Pharmaceuticals, Inc.	3,700	11,766
*	AdaptHealth Corp.	23,682	170,984
*	Addus HomeCare Corp.	8,446	731,424
#*	Adicet Bio, Inc.	5,272	15,763
#*	Agiliti, Inc.	22,255	157,788
*	Agios Pharmaceuticals, Inc.	30,296	685,296
#*	Allakos, Inc.	12,485	15,856
#*	Allogene Therapeutics, Inc.	16,836	59,263
*	ALX Oncology Holdings, Inc.	3,098	44,642
*	Amedisys, Inc.	9,245	871,526
*	American Shared Hospital Services	400	1,068
#*	American Well Corp., Class A	46,214	48,525
#*	Amneal Pharmaceuticals, Inc.	10,904	58,336

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	AngioDynamics, Inc.	20,441	$120,602
*	ANI Pharmaceuticals, Inc.	3,687	205,808
*	Anika Therapeutics, Inc.	8,087	190,206
*	Arcturus Therapeutics Holdings, Inc.	4,511	148,728
*	Arcus Biosciences, Inc.	5,984	90,598
#*	Artivion, Inc.	19,525	326,458
*	Athira Pharma, Inc.	9,487	30,074
*	aTyr Pharma, Inc.	18,213	29,050
*	Avanos Medical, Inc.	24,422	468,658
#*	Avidity Biosciences, Inc.	22,398	273,928
*	Azenta, Inc.	9,559	623,247
#*	BioAtla, Inc.	9,514	18,219
#	Bionano Genomics, Inc.	10,874	12,831
*	Bio-Rad Laboratories, Inc., Class A	4,142	1,329,126
*	Bioventus, Inc., Class A	3,738	16,223
*	Bluebird Bio, Inc.	3,684	3,758
#*	Brookdale Senior Living, Inc.	94,058	514,497
*	C4 Therapeutics, Inc.	10,572	65,335
*	CareDx, Inc.	14,262	122,083
*	Caribou Biosciences, Inc.	3,442	21,099
*	Castle Biosciences, Inc.	9,396	216,860
*	Catalent, Inc.	10,533	543,924
*	Century Therapeutics, Inc.	3,631	15,541
*	Certara, Inc.	29,906	483,281
#*	Community Health Systems, Inc.	7,977	29,276
*	Computer Programs & Systems, Inc.	7,830	79,318
*	Cross Country Healthcare, Inc.	9,902	210,417
*	CryoPort, Inc.	3,219	46,708
*	Cullinan Oncology, Inc.	12,996	196,759
*	Cumberland Pharmaceuticals, Inc.	4,400	9,152
#*††	Curative Health Services, Inc.	1,058	0
#*	Cytek Biosciences, Inc.	5,447	41,125
#*	Definitive Healthcare Corp.	12,052	102,442
*	Dynavax Technologies Corp.	8,237	106,422
*	Eagle Pharmaceuticals, Inc.	4,856	28,456
*	Edgewise Therapeutics, Inc.	7,224	128,804
#*	Editas Medicine, Inc.	22,689	159,504
*	Elanco Animal Health, Inc.	148,661	2,191,263
#*	Emergent BioSolutions, Inc.	17,892	29,880
*	Enhabit, Inc.	23,282	234,915
*	Enovis Corp.	22,695	1,332,196
*	Envista Holdings Corp.	60,518	1,422,173
*	Erasca, Inc.	2,587	4,320
*	FONAR Corp.	2,833	55,413
#*	Fulcrum Therapeutics, Inc.	20,844	150,494
#*	Fulgent Genetics, Inc.	11,762	289,228
*	Generation Bio Co.	19,761	37,151
*	Globus Medical, Inc., Class A	8,972	473,632
#*	GoodRx Holdings, Inc., Class A	15,428	92,568
*	Harvard Bioscience, Inc.	11,180	49,192
*	Health Catalyst, Inc.	11,320	110,596
	HealthStream, Inc.	13,268	353,194
*	Hepion Pharmaceuticals, Inc.	688	1,307
*	ICU Medical, Inc.	2,004	183,426
*	Innoviva, Inc.	34,028	551,254
*	Inogen, Inc.	11,934	84,910
*	Integer Holdings Corp.	12,962	1,313,310
*	Integra LifeSciences Holdings Corp.	12,180	489,027
#*	Ironwood Pharmaceuticals, Inc.	9,682	137,388

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	iTeos Therapeutics, Inc.	10,728	$106,744
*	Janux Therapeutics, Inc.	1,082	9,262
*	KalVista Pharmaceuticals, Inc.	6,652	104,902
*	Kewaunee Scientific Corp.	637	18,288
*	Kinnate Biopharma, Inc.	1,216	2,882
*	Kodiak Sciences, Inc.	8,891	35,653
*	Kura Oncology, Inc.	17,428	351,000
*	Larimar Therapeutics, Inc.	2,961	17,144
*	LENSAR, Inc.	3,093	10,980
*	Ligand Pharmaceuticals, Inc.	4,491	328,292
*	LivaNova PLC	5,643	274,701
*	MaxCyte, Inc.	14,816	75,413
	Mesa Laboratories, Inc.	3,006	275,410
#*	Monte Rosa Therapeutics, Inc.	3,543	18,760
*	Myriad Genetics, Inc.	20,337	435,008
	National HealthCare Corp.	7,777	723,572
#*	Nektar Therapeutics	50,263	27,258
*	NeoGenomics, Inc.	8,478	125,898
*	Neuronetics, Inc.	4,929	16,759
*	NextCure, Inc.	5,954	7,264
*	NGM Biopharmaceuticals, Inc.	15,400	23,562
*	Nurix Therapeutics, Inc.	8,848	69,899
*	Nuvation Bio, Inc.	3,875	6,277
*	Olema Pharmaceuticals, Inc.	20,444	266,590
*	OmniAb, Inc.	15,434	89,517
*»	OmniAb, Inc.	521	0
*»	OmniAb, Inc.	521	0
*	Omnicell, Inc.	933	30,015
#*	OPKO Health, Inc.	44,822	45,718
*	OraSure Technologies, Inc.	37,582	276,979
*	Organogenesis Holdings, Inc.	26,341	86,925
	Organon & Co.	1,881	31,319
*	Orthofix Medical, Inc.	18,227	253,173
#*	OrthoPediatrics Corp.	7,320	191,198
#*	Owens & Minor, Inc.	29,087	573,305
*	Pacira BioSciences, Inc.	13,066	425,821
	Patterson Cos., Inc.	26,729	798,128
#*††	PDL BioPharma, Inc.	35,325	56,873
*	Pediatrix Medical Group, Inc.	34,933	326,973
*	Pennant Group, Inc.	1,683	25,262
	Perrigo Co. PLC	51,654	1,657,060
#*	Personalis, Inc.	3,904	5,231
*	PetIQ, Inc.	7,800	140,166
	Phibro Animal Health Corp., Class A	4,300	46,483
*	PMV Pharmaceuticals, Inc.	2,108	3,710
#*	Poseida Therapeutics, Inc.	8,631	29,691
	Premier, Inc., Class A	40,694	879,804
*	Prestige Consumer Healthcare, Inc.	15,201	935,470
#*	ProPhase Labs, Inc.	2,170	10,524
#*	Pyxis Oncology, Inc.	6,181	23,550
*	Quanterix Corp.	4,723	104,331
*	QuidelOrtho Corp.	8,582	587,953
*	REGENXBIO, Inc.	10,308	126,995
*	Relay Therapeutics, Inc.	6,494	60,069
#*	Replimune Group, Inc.	927	7,194
*	Sage Therapeutics, Inc.	10,534	270,092
#*	SCYNEXIS, Inc.	4,780	9,847
*	Seer, Inc.	10,650	18,318
	Select Medical Holdings Corp.	19,593	509,222

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Sera Prognostics, Inc., Class A	2,550	$17,850
*	Standard BioTools, Inc.	24,257	55,063
*	Supernus Pharmaceuticals, Inc.	14,877	411,795
#*	Surgery Partners, Inc.	1,986	60,950
*	Sutro Biopharma, Inc.	23,945	103,921
*	Tactile Systems Technology, Inc.	2,124	32,221
*	Taro Pharmaceutical Industries Ltd.	10,043	432,351
*	Teladoc Health, Inc.	56,910	1,105,761
#*	Tenaya Therapeutics, Inc.	3,554	14,945
#*	Terns Pharmaceuticals, Inc.	2,495	12,924
#	Tourmaline Bio, Inc.	509	16,996
*	Twist Bioscience Corp.	4,999	161,968
	Universal Health Services, Inc., Class B	16,644	2,643,234
	Utah Medical Products, Inc.	763	60,437
*	Vanda Pharmaceuticals, Inc.	28,944	104,198
*	Varex Imaging Corp.	20,759	400,026
*	Veracyte, Inc.	24,342	609,037
*	Veradigm, Inc.	57,190	522,145
	Viatris, Inc.	74,141	872,640
*	Vir Biotechnology, Inc.	14,202	133,499
*	Voyager Therapeutics, Inc.	1,307	9,502
*	Xencor, Inc.	5,312	99,334
*	Zimvie, Inc.	2,662	46,532
*	Zymeworks, Inc.	1,671	18,114
TOTAL HEALTH CARE			40,981,555
INDUSTRIALS — (15.9%)
#*	3D Systems Corp.	31,609	151,407
*	AAR Corp.	13,656	830,558
	ABM Industries, Inc.	26,971	1,100,147
	ACCO Brands Corp.	54,152	329,244
	Acme United Corp.	700	33,516
*	AerSale Corp.	9,416	87,569
	AGCO Corp.	18,504	2,263,594
	Air Lease Corp.	43,419	1,815,348
*	Air Transport Services Group, Inc.	34,894	540,508
	Alamo Group, Inc.	5,943	1,261,580
*	Alaska Air Group, Inc.	41,229	1,477,235
	Albany International Corp., Class A	1,373	122,073
*	Alight, Inc., Class A	89,367	797,154
	Allegiant Travel Co.	7,378	578,435
	Allient, Inc.	8,173	227,700
	Alta Equipment Group, Inc.	6,128	65,570
#*	Ameresco, Inc., Class A	4,731	96,654
#*	American Superconductor Corp.	13,115	144,265
*	American Woodmark Corp.	8,455	771,772
	Apogee Enterprises, Inc.	11,346	599,182
	ARC Document Solutions, Inc.	18,500	54,575
	ArcBest Corp.	11,965	1,425,390
	Arcosa, Inc.	21,727	1,700,790
	Argan, Inc.	6,879	304,946
*	ASGN, Inc.	3,200	297,024
	Astec Industries, Inc.	11,802	420,151
*	Astronics Corp.	12,241	206,995
#*	Astronics Corp., Class B	385	6,514
*	Asure Software, Inc.	6,935	61,305
	AZZ, Inc.	9,584	598,521
	Barnes Group, Inc.	19,674	651,406
*	Beacon Roofing Supply, Inc.	10,993	911,210

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	BGSF, Inc.	3,300	$33,660
*	Blade Air Mobility, Inc.	12,968	38,645
*	BlueLinx Holdings, Inc.	4,368	503,805
	Boise Cascade Co.	15,348	2,079,040
	Brady Corp., Class A	10,667	642,473
*	BrightView Holdings, Inc.	33,719	301,111
*	Broadwind, Inc.	4,795	11,220
*	CACI International, Inc., Class A	2,962	1,018,128
	Cadeler AS, ADR	10,680	193,094
*	CBIZ, Inc.	3,389	215,744
*	CECO Environmental Corp.	17,181	332,109
	Civeo Corp.	5,078	112,732
#*	Clarivate PLC	75,927	678,787
	Columbus McKinnon Corp.	12,840	501,659
*	Commercial Vehicle Group, Inc.	13,963	90,620
	CompX International, Inc.	200	4,824
	Concentrix Corp.	8,816	783,478
*	Concrete Pumping Holdings, Inc.	16,384	126,484
*	Conduent, Inc.	109,577	394,477
	Copa Holdings SA, Class A	1,349	129,585
#††	Costa Communications, Inc.	574	758
	Costamare, Inc.	50,905	545,193
	Covenant Logistics Group, Inc.	3,899	188,478
*»	CPI Aerostructures, Inc.	1,158	3,127
*	Custom Truck One Source, Inc.	2,181	14,264
	Deluxe Corp.	21,157	400,079
#*	Distribution Solutions Group, Inc.	4,434	141,533
*	DLH Holdings Corp.	1,944	30,521
*	DNOW, Inc.	44,804	452,072
	Douglas Dynamics, Inc.	615	15,467
*	Ducommun, Inc.	5,634	278,038
	Dun & Bradstreet Holdings, Inc.	76,255	883,795
*	DXP Enterprises, Inc.	9,300	299,646
*	Dycom Industries, Inc.	3,843	429,263
#	Eagle Bulk Shipping, Inc.	5,297	292,024
	Eastern Co.	910	22,377
	Encore Wire Corp.	6,313	1,423,581
	EnerSys	8,024	766,854
	Ennis, Inc.	13,134	267,540
	Enpro, Inc.	7,374	1,101,528
*	Enviri Corp.	40,316	347,121
	ESCO Technologies, Inc.	7,753	789,798
	First Advantage Corp.	7,936	129,912
	Flowserve Corp.	4,710	188,070
*	Fluor Corp.	12,113	456,781
*	Forrester Research, Inc.	2,229	56,795
	FTAI Infrastructure, Inc.	5,050	21,513
#*	FuelCell Energy, Inc.	55,203	66,244
*	Gates Industrial Corp. PLC	99,474	1,281,225
	GATX Corp.	9,432	1,156,835
#	Genco Shipping & Trading Ltd.	21,155	371,059
*	Gencor Industries, Inc.	1,822	28,423
	Genpact Ltd.	10,373	372,391
*	Gibraltar Industries, Inc.	10,351	837,603
*	GMS, Inc.	12,651	1,064,708
	Gorman-Rupp Co.	8,971	299,542
#	GrafTech International Ltd.	20,701	27,532
*	Graham Corp.	3,427	66,689
#	Granite Construction, Inc.	19,800	893,178

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Great Lakes Dredge & Dock Corp.	29,793	$227,619
	Greenbrier Cos., Inc.	15,471	703,312
*	Hawaiian Holdings, Inc.	18,138	258,466
#*	Hayward Holdings, Inc.	15,555	194,749
*	Healthcare Services Group, Inc.	9,099	85,895
	Heartland Express, Inc.	25,819	334,356
	Heidrick & Struggles International, Inc.	10,174	304,915
	Helios Technologies, Inc.	7,247	299,011
	Herc Holdings, Inc.	3,020	445,420
#*	Hertz Global Holdings, Inc.	27,716	231,429
	Hillenbrand, Inc.	7,493	348,949
*	Hillman Solutions Corp.	16,057	141,141
#	HNI Corp.	9,143	372,303
*	Hub Group, Inc., Class A	22,742	1,029,758
*	Hudson Global, Inc.	786	11,594
*	Hudson Technologies, Inc.	3,873	49,110
	Hurco Cos., Inc.	3,130	75,464
*	Huron Consulting Group, Inc.	8,841	915,309
	Hyster-Yale Materials Handling, Inc.	3,670	241,192
	ICF International, Inc.	5,220	725,789
*	IES Holdings, Inc.	5,507	451,354
	Insteel Industries, Inc.	9,840	340,759
	Interface, Inc.	17,456	216,629
*	JELD-WEN Holding, Inc.	30,555	568,323
#*	JetBlue Airways Corp.	118,402	628,715
	John Bean Technologies Corp.	1,844	182,113
	Kaman Corp.	10,631	478,927
	Kelly Services, Inc., Class A	16,207	333,054
#	Kennametal, Inc.	30,648	751,489
*	Kirby Corp.	15,010	1,180,687
	Knight-Swift Transportation Holdings, Inc.	48,561	2,786,430
	Korn Ferry	17,890	1,049,606
*	Kratos Defense & Security Solutions, Inc.	26,825	454,147
*	L B Foster Co., Class A	4,474	102,857
*	Limbach Holdings, Inc.	3,006	129,258
*	Liquidity Services, Inc.	3,803	66,362
*	LS Starrett Co., Class A	489	6,553
	LSI Industries, Inc.	11,991	163,797
	Luxfer Holdings PLC	4,081	33,587
*	Manitowoc Co., Inc.	17,506	281,847
	ManpowerGroup, Inc.	11,878	880,635
	Marten Transport Ltd.	22,365	413,752
*	Masonite International Corp.	3,143	289,313
*	MasTec, Inc.	4,973	326,577
*	Masterbrand, Inc.	31,065	437,085
*	Matrix Service Co.	13,736	127,470
	Matson, Inc.	14,438	1,617,489
	Matthews International Corp., Class A	14,210	467,509
#*	Mayville Engineering Co., Inc.	8,460	107,357
	McGrath RentCorp	5,993	753,020
	MDU Resources Group, Inc.	63,528	1,239,431
*	Mercury Systems, Inc.	17,387	515,698
	Miller Industries, Inc.	6,010	241,903
	MillerKnoll, Inc.	19,196	510,422
*	Mistras Group, Inc.	13,168	102,315
*	Montrose Environmental Group, Inc.	1,981	57,865
	Moog, Inc., Class A	9,404	1,314,679
*	MRC Global, Inc.	30,098	320,845
	Mueller Industries, Inc.	25,360	1,217,280

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Mueller Water Products, Inc., Class A	22,447	$307,748
	National Presto Industries, Inc.	3,595	284,616
	NL Industries, Inc.	7,073	37,133
#*	NN, Inc.	17,672	81,468
*	Northwest Pipe Co.	5,166	156,891
*	NV5 Global, Inc.	2,595	272,190
*	OPENLANE, Inc.	45,225	636,768
*	Orion Group Holdings, Inc.	13,009	73,631
	Oshkosh Corp.	6,520	717,852
	Owens Corning	2,267	343,519
*	PAM Transportation Services, Inc.	6,995	144,866
	Pangaea Logistics Solutions Ltd.	10,678	99,519
	Park Aerospace Corp.	10,310	152,073
	Park-Ohio Holdings Corp.	6,400	158,336
*	Parsons Corp.	3,073	200,206
#*	Paycor HCM, Inc.	568	11,036
*	Perma-Pipe International Holdings, Inc.	1,500	12,045
*	PGT Innovations, Inc.	12,534	516,651
#*	Planet Labs PBC	4,392	9,926
	Powell Industries, Inc.	5,961	706,557
	Preformed Line Products Co.	2,517	307,703
	Primoris Services Corp.	23,891	783,625
*	Proto Labs, Inc.	11,386	410,921
*	Quad/Graphics, Inc.	18,082	98,728
#	Quanex Building Products Corp.	13,959	435,800
*	Radiant Logistics, Inc.	25,143	154,378
	Regal Rexnord Corp.	16,111	2,150,174
*	Resideo Technologies, Inc.	50,651	849,417
	Resources Connection, Inc.	15,403	207,324
	REV Group, Inc.	27,879	544,198
	Rush Enterprises, Inc., Class A	26,791	1,203,184
	Rush Enterprises, Inc., Class B	4,596	217,253
	Ryder System, Inc.	13,469	1,529,674
	Schneider National, Inc., Class B	26,414	647,671
	Sensata Technologies Holding PLC	25,607	926,205
*	SIFCO Industries, Inc.	659	2,030
*	SkyWest, Inc.	21,155	1,126,715
#	Spirit Airlines, Inc.	43,901	276,137
	Standex International Corp.	2,335	344,786
	Steelcase, Inc., Class A	35,458	449,607
*	Stericycle, Inc.	188	9,024
*	Sterling Infrastructure, Inc.	8,473	636,322
*	Stratasys Ltd.	12,104	160,015
*	Sun Country Airlines Holdings, Inc.	9,722	132,316
#*	Sunrun, Inc.	15,131	219,097
#*	TaskUS, Inc., Class A	616	7,663
	Tennant Co.	947	89,510
	Terex Corp.	14,792	908,673
	Textainer Group Holdings Ltd.	19,754	980,786
*	Thermon Group Holdings, Inc.	15,823	518,678
	Timken Co.	11,864	971,780
*	Titan International, Inc.	16,208	239,230
*	Titan Machinery, Inc.	11,375	304,054
	Trinity Industries, Inc.	38,005	955,446
*	TrueBlue, Inc.	17,100	235,638
	TTEC Holdings, Inc.	4,362	88,898
*	Tutor Perini Corp.	26,998	241,902
	Twin Disc, Inc.	2,022	30,916
	UFP Industries, Inc.	18,480	2,096,556

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	U-Haul Holding Co.	13,308	$849,982
*	Ultralife Corp.	969	6,851
	UniFirst Corp.	4,278	724,779
	Universal Logistics Holdings, Inc.	8,276	252,584
*	V2X, Inc.	4,611	179,322
	Valmont Industries, Inc.	791	178,537
	Virco Mfg. Corp.	4,400	52,712
	VSE Corp.	6,543	406,386
	Wabash National Corp.	16,000	404,800
	Werner Enterprises, Inc.	19,087	754,891
	WESCO International, Inc.	12,979	2,252,116
*	Willdan Group, Inc.	2,425	46,415
*	Willis Lease Finance Corp.	2,750	134,778
TOTAL INDUSTRIALS			104,937,708
INFORMATION TECHNOLOGY — (6.8%)
*	ACI Worldwide, Inc.	53,811	1,618,097
*	Airgain, Inc.	2,500	10,375
*	Alpha & Omega Semiconductor Ltd.	13,931	357,469
	American Software, Inc., Class A	3,643	41,275
	Amkor Technology, Inc.	93,254	2,952,422
*	Amtech Systems, Inc.	6,555	26,744
*	Arrow Electronics, Inc.	28,545	3,172,777
*	Aspen Technology, Inc.	188	36,094
*	AstroNova, Inc.	1,475	26,004
*	Aviat Networks, Inc.	3,661	109,208
	Avnet, Inc.	43,506	1,970,822
*	Aware, Inc.	4,272	6,622
*	AXT, Inc.	22,061	54,270
	Bel Fuse, Inc., Class B	5,259	351,617
	Belden, Inc.	2,492	184,857
	Benchmark Electronics, Inc.	18,233	494,479
*	Brightcove, Inc.	10,373	23,754
*	Cambium Networks Corp.	1,246	5,295
*	Cerence, Inc.	15,797	316,256
*	CEVA, Inc.	4,633	88,954
*	Cleanspark, Inc.	32,833	264,306
	Climb Global Solutions, Inc.	966	53,343
*	Cognyte Software Ltd.	1,721	12,185
*	Coherent Corp.	21,737	1,033,377
*	Cohu, Inc.	16,481	525,085
	Comtech Telecommunications Corp.	14,120	89,380
*	Consensus Cloud Solutions, Inc.	366	7,957
*	Corsair Gaming, Inc.	4,825	61,422
	CSP, Inc.	66	1,577
	CTS Corp.	10,967	450,305
*	Daktronics, Inc.	22,360	169,489
*	Digi International, Inc.	15,127	367,737
#*»	Digital Turbine, Inc.	38,353	206,723
*	Diodes, Inc.	7,774	523,346
*	DXC Technology Co.	77,222	1,683,440
#*	E2open Parent Holdings, Inc.	61,322	230,571
*	ePlus, Inc.	7,707	582,187
*	Fabrinet	1,434	306,173
#*	FARO Technologies, Inc.	7,035	159,272
#*	Fastly, Inc., Class A	21,661	435,819
*	FormFactor, Inc.	10,313	399,835
*	Frequency Electronics, Inc.	5,989	61,208
*	Grid Dynamics Holdings, Inc.	8,183	106,788

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Ichor Holdings Ltd.	11,695	$423,359
*	Identiv, Inc.	1,677	13,114
	Immersion Corp.	10,078	68,833
	Information Services Group, Inc.	5,219	23,068
*	inTEST Corp.	5,710	68,120
*	Intevac, Inc.	13,564	56,019
*	IPG Photonics Corp.	746	73,026
*	Itron, Inc.	11,271	813,090
	Juniper Networks, Inc.	28,101	1,038,613
*	Key Tronic Corp.	2,718	11,579
*	Kimball Electronics, Inc.	12,465	296,418
*	Knowles Corp.	47,065	767,630
	Kulicke & Soffa Industries, Inc.	14,982	753,894
*	KVH Industries, Inc.	9,329	45,432
*	Kyndryl Holdings, Inc.	45,009	923,585
*	Lantronix, Inc.	6,800	41,344
#*	LightPath Technologies, Inc., Class A	3,216	4,406
*	LiveRamp Holdings, Inc.	22,521	889,129
*	Lumentum Holdings, Inc.	8,378	460,287
#*	Luna Innovations, Inc.	10,658	76,418
*	Magnachip Semiconductor Corp.	21,665	141,472
*	Matterport, Inc.	51,963	116,917
*	MaxLinear, Inc.	12,177	253,525
*	MeridianLink, Inc.	695	15,811
	Methode Electronics, Inc.	12,779	265,292
*	Mirion Technologies, Inc.	31,078	293,687
#*	Mitek Systems, Inc.	11,197	141,082
*	NCR Voyix Corp.	37,854	556,454
*	NETGEAR, Inc.	14,852	210,898
*	NetScout Systems, Inc.	34,365	739,191
	Network-1 Technologies, Inc.	3,000	6,510
#*	nLight, Inc.	10,789	140,041
*	Olo, Inc., Class A	41,572	214,927
	ON24, Inc.	18,898	144,570
*	Onto Innovation, Inc.	976	157,624
*	Optical Cable Corp.	1,600	4,272
*	OSI Systems, Inc.	4,222	540,543
	PC Connection, Inc.	9,990	644,455
*	Photronics, Inc.	23,506	686,845
*	Plexus Corp.	8,395	795,174
*	RF Industries Ltd.	681	2,097
*	Ribbon Communications, Inc.	70,217	213,460
#	Richardson Electronics Ltd.	4,924	48,452
#*	Riot Platforms, Inc.	35,964	392,008
*	Rogers Corp.	3,710	427,652
*	Sanmina Corp.	28,090	1,680,344
	Sapiens International Corp. NV	1,763	48,130
*	ScanSource, Inc.	12,586	494,126
*	SecureWorks Corp., Class A	6,027	41,526
#*††	Silicon Graphics, Inc.	137	0
#*	SmartRent, Inc.	4,030	11,888
#*	Smith Micro Software, Inc.	6,691	5,828
*	SolarWinds Corp.	53,693	634,651
#*	Synchronoss Technologies, Inc.	11	82
	TD SYNNEX Corp.	23,796	2,379,124
#*	Telos Corp.	8,552	34,550
*	TransAct Technologies, Inc.	1,945	14,899
*	TTM Technologies, Inc.	54,240	754,478
*	Turtle Beach Corp.	7,323	83,262

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Twilio, Inc., Class A	1,621	$114,005
*	Ultra Clean Holdings, Inc.	23,124	883,337
*	Upland Software, Inc.	8,961	37,188
*	Veeco Instruments, Inc.	14,237	453,876
*	Verint Systems, Inc.	15,941	473,288
#*	Viasat, Inc.	16,502	366,839
	Vishay Intertechnology, Inc.	57,059	1,239,892
*	Vishay Precision Group, Inc.	6,460	205,945
*	WidePoint Corp.	744	2,403
	Xerox Holdings Corp.	69,361	1,280,404
*	Xperi, Inc.	13,001	138,851
TOTAL INFORMATION TECHNOLOGY			44,958,155
MATERIALS — (7.7%)
*	Advanced Emissions Solutions, Inc.	2,676	8,991
	AdvanSix, Inc.	15,446	392,019
	Alcoa Corp.	56,676	1,686,111
#	Alpha Metallurgical Resources, Inc.	5,153	2,057,284
*	Alto Ingredients, Inc.	35,264	64,886
	American Vanguard Corp.	15,311	167,196
#*	Ampco-Pittsburgh Corp.	4,848	12,265
#	Arcadium Lithium PLC	9,878	48,303
	Arch Resources, Inc.	5,709	1,010,265
*	Ascent Industries Co.	912	9,129
	Ashland, Inc.	19,726	1,846,748
#*	Aspen Aerogels, Inc.	8,860	99,498
	Avient Corp.	20,404	738,829
	Berry Global Group, Inc.	29,240	1,914,050
	Caledonia Mining Corp. PLC	2,657	28,456
	Carpenter Technology Corp.	19,918	1,226,750
*	Century Aluminum Co.	20,506	228,642
*	Clearwater Paper Corp.	7,454	245,758
*	Cleveland-Cliffs, Inc.	109,038	2,186,212
*	Coeur Mining, Inc.	153,093	411,820
	Commercial Metals Co.	41,452	2,164,623
	Compass Minerals International, Inc.	6,828	153,562
*	Core Molding Technologies, Inc.	2,490	43,077
#*	Danimer Scientific, Inc.	5,383	3,434
	Eastman Chemical Co.	897	74,944
*	Ecovyst, Inc.	37,853	350,519
	Element Solutions, Inc.	43,076	957,579
*	Ferroglobe PLC	32,700	165,462
	Fortitude Gold Corp.	5,267	30,786
	Friedman Industries, Inc.	2,766	46,192
#*	Gatos Silver, Inc.	13,260	81,151
*	Glatfelter Corp.	19,733	28,613
	Graphic Packaging Holding Co.	22,225	566,960
	Greif, Inc., Class A	8,123	508,581
	Greif, Inc., Class B	3,706	232,366
	Hawkins, Inc.	6,938	461,863
	Haynes International, Inc.	6,359	354,006
#	HB Fuller Co.	13,046	988,495
	Hecla Mining Co.	218,659	833,091
	Huntsman Corp.	74,390	1,825,531
*	Ingevity Corp.	6,807	296,513
	Innospec, Inc.	7,257	842,610
	International Paper Co.	40,258	1,442,444
*	Intrepid Potash, Inc.	6,613	121,679
*	Knife River Corp.	7,266	475,850

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Koppers Holdings, Inc.	10,468	$535,334
	Kronos Worldwide, Inc.	24,110	224,464
*	LSB Industries, Inc.	19,002	141,375
	Materion Corp.	5,964	697,609
	Mativ Holdings, Inc.	27,482	330,608
	Mercer International, Inc.	31,069	262,844
	Minerals Technologies, Inc.	16,405	1,072,067
	Mosaic Co.	45,977	1,411,954
#*	MP Materials Corp.	19,623	310,240
	Myers Industries, Inc.	8,330	156,188
	Nexa Resources SA	9,879	72,215
*	O-I Glass, Inc.	46,660	679,370
	Olin Corp.	27,100	1,411,097
	Olympic Steel, Inc.	5,630	380,475
	Orion SA	10,712	239,949
	Pactiv Evergreen, Inc.	25,285	369,161
*	Perimeter Solutions SA	3,133	14,850
#	Quaker Chemical Corp.	1,823	346,261
	Ramaco Resources, Inc., Class A	8,240	155,571
*	Ranpak Holdings Corp.	439	1,809
*	Rayonier Advanced Materials, Inc.	28,799	124,988
††	Resolute Forest Products, Inc.	24,714	6,581
	Ryerson Holding Corp.	18,167	623,491
	Schnitzer Steel Industries, Inc., Class A	13,975	367,962
	Sensient Technologies Corp.	4,294	266,357
	Silgan Holdings, Inc.	10,008	459,768
	Sonoco Products Co.	12,998	739,586
	Stepan Co.	8,736	779,863
*	Summit Materials, Inc., Class A	22,303	806,923
	SunCoke Energy, Inc.	40,627	416,427
	Sylvamo Corp.	5,050	234,472
*	TimkenSteel Corp.	21,989	451,874
	Tredegar Corp.	15,781	74,644
	TriMas Corp.	10,258	253,167
	Tronox Holdings PLC	63,271	872,507
	U.S. Lime & Minerals, Inc.	1,444	373,519
#	U.S. Steel Corp.	74,750	3,514,745
*	Universal Stainless & Alloy Products, Inc.	2,690	51,002
	Warrior Met Coal, Inc.	17,356	1,113,735
	Westrock Co.	66,154	2,663,360
*	Worthington Steel, Inc.	15,641	468,448
TOTAL MATERIALS			50,910,003
REAL ESTATE — (1.2%)
*	AMREP Corp.	600	12,228
*	Anywhere Real Estate, Inc.	56,843	404,722
*	Cushman & Wakefield PLC	85,604	900,554
	Douglas Elliman, Inc.	35,145	75,913
*	Five Point Holdings LLC, Class A	12,593	43,950
*	Forestar Group, Inc.	24,990	781,187
*	FRP Holdings, Inc.	3,980	231,238
*	Howard Hughes Holdings, Inc.	17,853	1,429,668
*	Jones Lang LaSalle, Inc.	12,917	2,287,084
	Kennedy-Wilson Holdings, Inc.	43,592	455,536
#	Marcus & Millichap, Inc.	12,224	465,612
	Newmark Group, Inc., Class A	51,131	518,980
*	Opendoor Technologies, Inc.	91,327	312,338
*	Rafael Holdings, Inc., Class B	2,100	3,801
	RE/MAX Holdings, Inc., Class A	9,594	102,944

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
REAL ESTATE — (Continued)
*	Stratus Properties, Inc.	2,386	$54,878
*	Tejon Ranch Co.	13,125	207,113
TOTAL REAL ESTATE			8,287,746
UTILITIES — (0.3%)
#*	Altus Power, Inc.	12,689	68,394
#	Brookfield Renewable Corp., Class A	18,135	506,329
	Genie Energy Ltd., Class B	6,818	126,883
	New Jersey Resources Corp.	10,496	428,551
	NRG Energy, Inc.	6,429	340,994
#	Ormat Technologies, Inc.	1,451	93,851
#*	Sunnova Energy International, Inc.	47,700	501,804
TOTAL UTILITIES			2,066,806
TOTAL COMMON STOCKS			619,136,741
PREFERRED STOCKS — (0.0%)
CONSUMER DISCRETIONARY — (0.0%)
#	Qurate Retail, Inc., 8.000%	307	12,145
INDUSTRIALS — (0.0%)
π	WESCO International, Inc., Series A, 10.625%	5,687	152,469
TOTAL PREFERRED STOCKS			164,614
TOTAL INVESTMENT SECURITIES (Cost $503,883,337)			619,301,355

TEMPORARY CASH INVESTMENTS — (0.6%)
	State Street Institutional U.S. Government Money Market Fund 5.300%	3,899,444	3,899,444
SECURITIES LENDING COLLATERAL — (5.8%)
@§	The DFA Short Term Investment Fund	3,308,592	38,273,796
TOTAL INVESTMENTS — (100.0%)
(Cost $546,056,577)^^			$661,474,595
Summary of the Portfolio's investments as of January 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$19,964,488	$528	—	$19,965,016
Consumer Discretionary	103,029,868	—	—	103,029,868
Consumer Staples	21,876,981	—	—	21,876,981
Energy	58,132,688	—	—	58,132,688
Financials	163,990,201	14	—	163,990,215
Health Care	40,905,570	—	$75,985	40,981,555
Industrials	104,933,823	3,127	758	104,937,708
Information Technology	44,751,432	206,723	—	44,958,155
Materials	50,903,422	—	6,581	50,910,003
Real Estate	8,287,746	—	—	8,287,746
Utilities	2,066,806	—	—	2,066,806

VA U.S. Targeted Value Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Preferred Stocks
Consumer Discretionary	$12,145	—	—	$12,145
Industrials	152,469	—	—	152,469
Temporary Cash Investments	3,899,444	—	—	3,899,444
Securities Lending Collateral	—	$38,273,796	—	38,273,796
TOTAL	$622,907,083	$38,484,188	$83,324^	$661,474,595

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

ORGANIZATION
DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. At January 31, 2024, the Fund consisted of one hundred and two operational portfolios, (the “Portfolios”) all of which are included in this document. The Fund’s advisor is Dimensional Fund Advisors LP (the “Advisor”). Some of the portfolios of the Fund are feeder funds in a master-feeder structure. The master funds are part of other entities that are also managed by the Advisor. The Schedules of Investments for the master funds have been included in this document.
SECURITY VALUATION
The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
•   Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies and futures contracts)
•   Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•   Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)
The Funds of Funds (International Small Company Portfolio, Global Small Company Portfolio, World ex U.S. Value Portfolio, Selectively Hedged Global Equity Portfolio, Dimensional Retirement Income Fund, Dimensional 2045 Target Date Retirement Income Fund, Dimensional 2050 Target Date Retirement Income Fund, Dimensional 2055 Target Date Retirement Income Fund, Dimensional 2060 Target Date Retirement Income Fund, Dimensional 2065 Target Date Retirement Income Fund, Dimensional 2010 Target Date Retirement Income Fund, Dimensional 2015 Target Date Retirement Income Fund, Dimensional 2020 Target Date Retirement Income Fund, Dimensional 2025 Target Date Retirement Income Fund, Dimensional 2030 Target Date Retirement Income Fund, Dimensional 2035 Target Date Retirement Income Fund, Dimensional 2040 Target Date Retirement Income Fund, World Core Equity Portfolio, Global Social Core Equity Portfolio, DFA VA Global Moderate Allocation Portfolio and VA Equity Allocation Portfolio) invest in the funds indicated on the Schedule of Investments (“Underlying Funds”). The DFA Global Real Estate Securities Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in securities of companies in the real estate industry. Each of the DFA Diversified Fixed Income Portfolio and DFA Global Core Plus Fixed Income Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in fixed income securities. Each Feeder Fund (U.S. Large Cap Value Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio and Emerging Markets Value Portfolio) invests primarily in a corresponding master fund(s) (“Master Fund”). Shares held by the Portfolios in other investment companies (such as the Master Funds and the Underlying Funds) are valued at their respective daily net asset values as reported by their administrator. The Portfolios’ investments in the series of The DFA Investment Trust Company or in Dimensional Emerging Markets Value Fund reflect their proportionate interest in the net assets of such corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.
Securities held by the Domestic Equity Portfolios (U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio, U.S. Large Cap Equity Portfolio, U.S. Social Core Equity 2 Portfolio, U.S. Sustainability Core 1 Portfolio, U.S. Sustainability Targeted Value Portfolio, VA U.S. Targeted Value Portfolio, VA U.S. Large Value Portfolio, U.S. Large Cap Growth Portfolio, U.S. Small Cap Growth Portfolio, and U.S. High Relative Profitability Portfolio) and the International Equity Portfolios (Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio, Emerging Markets Core Equity Portfolio,  International Sustainability Core 1 Portfolio, International Social Core Equity Portfolio, Emerging Markets Social Core Equity Portfolio, VA International Value Portfolio, VA International Small Portfolio, International Large Cap Growth Portfolio, International Small Cap Growth Portfolio, International High Relative Profitability Portfolio, Emerging Markets Sustainability Core 1 Portfolio and Emerging Markets Targeted Value Portfolio), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (“NYSE”). These securities are generally categorized as Level 1 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International Equity Portfolios’ shares (at the close of the NYSE), the International Equity Portfolios will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Advisor has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.
Debt securities held by Enhanced U.S. Large Company Portfolio, DFA Commodity Strategy Portfolio, DFA One-Year Fixed Income Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Short-Term Government Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA World ex U.S. Government Fixed Income, DFA Intermediate Government Fixed Income Portfolio, DFA Short-Term Extended Quality Portfolio, DFA Intermediate-Term Extended Quality Portfolio, DFA Targeted Credit Portfolio, DFA Investment Grade Portfolio, DFA Inflation-Protected Securities Portfolio, DFA Short-Term Municipal Bond Portfolio, DFA Intermediate-Term Municipal Bond Portfolio, DFA Selective State Municipal Bond Portfolio, DFA California Short-Term Municipal Bond Portfolio, DFA California Intermediate-Term Municipal Bond Portfolio, DFA NY Municipal Bond Fund, DFA Short-Duration Real Return Portfolio, DFA Municipal Real Return Portfolio, DFA Municipal Bond Portfolio, DFA LTIP Portfolio, VA Short-Term Fixed Portfolio, VA Global Bond Portfolio, VIT Inflation-Protected Securities Portfolio, DFA Social Fixed Income Portfolio, DFA Diversified Fixed Income Portfolio, DFA MN Municipal Bond Portfolio, DFA California Municipal Real Return Portfolio, DFA Global Sustainability Fixed Income Portfolio, DFA Global Core Plus Fixed Income Portfolio, DFA Oregon Municipal Bond Portfolio, DFA Global Core Plus Real Return Portfolio and DFA Short-Term Selective State Municipal Bond Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.
Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures adopted by the Board. These securities are generally categorized as Level 2 in the hierarchy.
A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments for the Portfolios (except for the Feeder Funds). The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
FINANCIAL INSTRUMENTS
In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest either directly or indirectly (through their investments in a corresponding Master/Underlying Fund), in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:
1. TREASURY INFLATION-PROTECTED SECURITIES (TIPS): VIT Inflation-Protected Securities Portfolio, DFA Inflation-Protected Securities Portfolio, and DFA Short-Duration Real Return Portfolio may purchase TIPS, which are securities issued by the U.S. Treasury. Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the Portfolio may be irregular. In addition, the current market value of inflation-protected securities is not guaranteed and will fluctuate.
2. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.
Derivative Financial Instruments
Summarized below are the specific types of derivative instruments used by the Portfolios.
3. FORWARD CURRENCY CONTRACTS: The Portfolios listed below may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk) or to transfer balances from one currency to another currency. The Selectively Hedged Global Equity Portfolio and Enhanced U.S Large Company Portfolio may hedge some or all of the currency exposure of its foreign securities by entering into forward currency contracts. The decision to hedge the Selectively Hedged Global Equity Portfolio’s and Enhanced U.S. Large Company Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.
4. FUTURES CONTRACTS: Each Portfolio listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Enhanced U.S. Large Company Portfolio may also use futures contracts and options thereon to hedge against securities prices or as part of its overall investment strategy. The Selectively Hedged Global Equity Portfolio may also use futures contracts to hedge some or all of the currency exposure of its foreign securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker in an amount equal to the minimum "initial margin" requirements of the exchange on which the contract is traded . Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The DFA Commodity Strategy Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission (“CFTC”) or, consistent with CFTC regulations, on foreign exchanges. The DFA Commodity Strategy Portfolio invests in futures contracts on individual commodities or commodity indices and options on them through the Portfolio’s investment in the Dimensional Cayman Commodity Fund I, LTD., the “Subsidiary.”
A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest-rate-sensitive financial instrument (debt security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization-or production-weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.
Payments, known as “variation margin”, to and from the broker will be made daily as the currency, financial instrument or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market". As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.
At any time prior to the expiration of a futures contract, a Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio’s existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). However, there is no assurance that an active market will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions may prevent prompt liquidation of futures positions at an advantageous price, potentially subjecting the Portfolio to substantial losses. In such event and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio’s performance.
The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds, and there are a variety of factors associated with commodity futures contracts which may subject the Portfolio’s investments in the contracts to greater volatility than investments in traditional securities.
Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. A Portfolio entering into stock index futures is subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all  exchange-traded futures, guarantees the futures against default. Risks may also arise upon entering into commodity-linked derivative instruments. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting an industry or commodity.

5. OPTIONS ON FUTURES CONTRACTS: The DFA Commodity Strategy Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.
An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily and that change is reflected in the net asset value of the Portfolio.
The DFA Commodity Strategy Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.
6. COMMODITY-LINKED DERIVATIVES: DFA Commodity Strategy Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio’s total assets in the Subsidiary. The Subsidiary may invest without limitation in swap agreements, commodity options, futures, options on futures and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices. The accompanying consolidated schedule of investments includes investments of DFA Commodity Strategy Portfolio and its wholly-owned Subsidiary. The accompanying consolidated schedule of investments includes investments of DFA Commodity Strategy Portfolio and its wholly-owned Subsidiary. As of January 31, 2024, the DFA Commodity Strategy Portfolio held $238,522,257 in the Subsidiary, representing 20.74% of DFA Commodity Strategy Portfolio’s total assets.
7. SWAP AGREEMENTS: The DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio may enter into credit default swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. Some types of swap agreements are negotiated bilaterally and traded over-the-counter between the two parties (uncleared swaps), while other swaps are transacted through a futures commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central counterparty (cleared swaps), and may be traded on swap execution facilities (exchanges). The most common types of credit default swaps and interest rate swaps are subject to mandatory central clearing and exchange trading.
The Portfolios may enter into a credit default swap on a single security or instrument (sometimes referred to as a “CDS” transaction) or on a basket or index of securities (sometimes referred to as a “CDX” transaction). The “buyer” in a credit default contract typically is obligated to pay the “seller” a periodic stream of payments over the term of the contract, provided that no credit event with respect to any underlying reference obligation has occurred. If a credit event occurs, the seller typically must pay the buyer the "par value" (full notional value) of the reference obligation in exchange for the reference obligation. The Portfolios may be either the buyer or the seller in the transaction. If a Portfolio is a buyer and no credit event occurs, the Portfolio may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. As a seller, a Portfolio typically receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided a credit event does not occur. If a credit event occurs, the seller typically must pay the buyer the full notional amount of the reference obligation. The most common types of CDX are subject to mandatory central clearing and exchange-trading.
Credit default swaps involve greater risks than if the Portfolios had invested in the reference obligation directly, since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A buyer also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the up-front or periodic payments previously received, may be less than the full notional value the seller pays to the buyer, resulting in a loss of value to the Portfolio. When a Portfolio acts as a seller of a credit default swap, the Portfolio is exposed to many of the same risks of leverage since, if a credit event occurs, the seller may be required to pay the buyer the full notional value of the contract net of any amounts owed by the buyer related to its delivery of deliverable obligations.
The DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio may also enter into inflation swap agreements to seek inflation protection. Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swap agreements may be used by the DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio to hedge the inflation risk in nominal bonds (i.e., non-inflation-indexed bonds) thereby creating “synthetic” inflation-indexed bonds.
Among other reasons, one factor that may lead to changes in the values of inflation swap agreements are changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, which may lead to a change in the value of an inflation swap agreement. Additionally, payments received by the DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio from inflation swap agreements will result in taxable income, either as ordinary income or capital gains, which will increase the amount of taxable distributions received by shareholders. Inflation swap agreements are not currently subject to mandatory central clearing and exchange-trading.
The DFA Municipal Real Return Portfolio may also enter into interest rate swaps to hedge against changes in interest rates. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) with respect to a notional amount of principal.
Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearing house, as is the case with cleared swaps. As a result, a Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio’s rights as a creditor.
The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the “Dodd-Frank Act”) and implementing rules adopted by the CFTC currently require the clearing and exchange-trading of the most common types of credit default index swaps and interest rate swaps, and it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks completely. There is also a risk of loss by a Portfolio of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Portfolio has an open position, or the central counterparty in a swap contract. The assets of a Portfolio may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Portfolio might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers.
The Advisor and the Fund do not believe that a Portfolio’s obligations under swap contracts are senior securities and, accordingly, the Portfolio will not treat them as being subject to the Portfolio’s borrowing or senior securities restrictions. However, with respect to swap contracts that provide for the netting of payments, the net amount of the excess, if any, of the Portfolio’s obligations over its entitlements with respect to each swap contract will be accrued on a daily basis and an amount of segregated assets having an aggregate market value at least equal to the accrued excess will be maintained to cover the transactions in accordance with SEC positions. With respect to swap contracts that do not provide for the netting of payments by the counterparties, the full notional amount for which the Portfolio is obligated under the swap contract with respect to each swap contract will be accrued on a daily basis and assets having an aggregate market value at least equal to the accrued full notional value will be segregated and maintained to cover the transactions in accordance with SEC positions. To the extent that a Portfolio cannot dispose of a swap in the ordinary course of business within seven days at approximately the value at which the Portfolio has valued the swap, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio’s net assets.
The Dodd-Frank Act and related regulatory developments have imposed comprehensive new regulatory requirements on swaps and swap market participants. The regulation of cleared and uncleared swaps, as well as other derivatives, is a rapidly changing area of law and is subject to modification by government and judicial action. In addition, the SEC, CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits and the suspension of trading. It is not possible to predict fully the effects of current or future regulation. New requirements, even if not directly applicable to a Portfolio, may increase the cost of the Portfolio’s investments and cost of doing business. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Portfolio’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.
FEDERAL TAX COST
At January 31, 2024, the total cost of securities for federal income tax purposes was:
Federal Tax Cost
Enhanced U.S. Large Company Portfolio	$220,075
U.S. Large Cap Value Portfolio	14,332,376
U.S. Targeted Value Portfolio	9,343,120
U.S. Small Cap Value Portfolio	10,792,207
U.S. Core Equity 1 Portfolio	12,375,409
U.S. Core Equity 2 Portfolio	13,149,759
U.S. Vector Equity Portfolio	2,475,935
U.S. Small Cap Portfolio	9,361,136
U.S. Micro Cap Portfolio	4,444,136
DFA Real Estate Securities Portfolio	4,699,012
Large Cap International Portfolio	3,958,679
International Core Equity Portfolio	24,692,322
International Small Company Portfolio	10,058,628
Global Small Company Portfolio	72,853
Japanese Small Company Portfolio	190,214
Asia Pacific Small Company Portfolio	185,153
United Kingdom Small Company Portfolio	18,475
Continental Small Company Portfolio	621,763
DFA International Real Estate Securities Portfolio	3,337,655
DFA Global Real Estate Securities Portfolio	7,464,263
DFA International Small Cap Value Portfolio	9,383,419
International Vector Equity Portfolio	2,650,384
World ex U.S. Value Portfolio	213,205
World ex U.S. Targeted Value Portfolio	648,119
World ex U.S. Core Equity Portfolio	3,130,040
Selectively Hedged Global Equity Portfolio	157,930
Emerging Markets Portfolio	3,046,957
Emerging Markets Small Cap Portfolio	3,472,702
Emerging Markets Value Portfolio	9,310,824
Emerging Markets Core Equity Portfolio	20,012,180
U.S. Large Cap Equity Portfolio	729,052
DFA Commodity Strategy Portfolio	2,792,746
DFA One-Year Fixed Income Portfolio	4,899,857

Federal Tax Cost
DFA Two-Year Global Fixed Income Portfolio	$4,463,866
DFA Selectively Hedged Global Fixed Income Portfolio	993,943
DFA Short-Term Government Portfolio	1,508,329
DFA Five-Year Global Fixed Income Portfolio	9,246,839
DFA World ex U.S. Government Fixed Income Portfolio	1,175,497
DFA Intermediate Government Fixed Income Portfolio	5,962,676
DFA Short-Term Extended Quality Portfolio	5,815,441
DFA Intermediate-Term Extended Quality Portfolio	1,487,370
DFA Targeted Credit Portfolio	921,117
DFA Investment Grade Portfolio	12,017,377
DFA Inflation-Protected Securities Portfolio	5,764,157
DFA Short-Term Municipal Bond Portfolio	1,633,984
DFA Intermediate-Term Municipal Bond Portfolio	1,449,169
DFA Selective State Municipal Bond Portfolio	386,779
DFA Short-Term Selective State Municipal Bond Portfolio	172,140
DFA California Short-Term Municipal Bond Portfolio	703,213
DFA California Intermediate-Term Municipal Bond Portfolio	434,479
DFA NY Municipal Bond Portfolio	142,359
Dimensional Retirement Income Fund	73,534
Dimensional 2045 Target Date Retirement Income Fund	128,151
Dimensional 2050 Target Date Retirement Income Fund	98,241
Dimensional 2055 Target Date Retirement Income Fund	67,088
Dimensional 2060 Target Date Retirement Income Fund	52,164
Dimensional 2065 Target Date Retirement Income Fund	12,807
Dimensional 2010 Target Date Retirement Income Fund	15,969
Dimensional 2015 Target Date Retirement Income Fund	28,244
Dimensional 2020 Target Date Retirement Income Fund	86,590
Dimensional 2025 Target Date Retirement Income Fund	159,080
Dimensional 2030 Target Date Retirement Income Fund	189,701
Dimensional 2035 Target Date Retirement Income Fund	167,033
Dimensional 2040 Target Date Retirement Income Fund	142,692
DFA Short-Duration Real Return Portfolio	1,905,204
DFA Municipal Real Return Portfolio	1,587,687
DFA Municipal Bond Portfolio	608,913
World Core Equity Portfolio	726,830
DFA LTIP Portfolio	505,632
U.S. Social Core Equity 2 Portfolio	871,231
U.S. Sustainability Core 1 Portfolio	3,692,633
U.S. Sustainability Targeted Value Portfolio	339,122
International Sustainability Core 1 Portfolio	2,743,076
International Social Core Equity Portfolio	1,190,313
Global Social Core Equity Portfolio	54,520
Emerging Markets Social Core Equity Portfolio	1,200,493
VA U.S. Targeted Value Portfolio	546,349
VA U.S. Large Value Portfolio	460,959
VA International Value Portfolio	434,812
VA International Small Portfolio	290,518
VA Short-Term Fixed Portfolio	358,210

Federal Tax Cost
VA Global Bond Portfolio	$327,637
VIT Inflation-Protected Securities Portfolio	208,002
VA Global Moderate Allocation Portfolio	149,804
U.S. Large Cap Growth Portfolio	1,630,057
U.S. Small Cap Growth Portfolio	766,005
International Large Cap Growth Portfolio	473,373
International Small Cap Growth Portfolio	243,225
DFA Social Fixed Income Portfolio	607,182
DFA Diversified Fixed Income Portfolio	1,861,745
U.S. High Relative Profitability Portfolio	3,251,176
International High Relative Profitability Portfolio	1,316,208
VA Equity Allocation Portfolio	108,280
DFA MN Municipal Bond Portfolio	28,298
DFA California Municipal Real Return Portfolio	276,734
DFA Global Core Plus Fixed Income Portfolio	2,958,657
Emerging Markets Sustainability Core 1 Portfolio	897,429
Emerging Markets Targeted Value Portfolio	221,383
DFA Global Sustainability Fixed Income Portfolio	817,301
DFA Oregon Municipal Bond Portfolio	67,658
DFA Global Core Plus Real Return Portfolio	265,924
Emerging Markets ex China Core Equity Portfolio	668,310
RECENTLY ISSUED ACCOUNTING STANDARDS AND REGULATIONS
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs were effective for certain reference rate-related contract modifications that occurred during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and determined the adoption of these ASUs will not have a material impact on the Portfolios' financial statements.
In October 2022, the SEC adopted rule and form amendments requiring open-end management investment companies, including mutual funds and exchange-traded funds, to transmit concise and visually engaging semi-annual and annual reports that highlight key information, including fund expenses, performance, and holdings to shareholders. Other information, including financial statements, will no longer appear in the Portfolios' shareholder reports but will be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. Accordingly, the rule and form amendments will not impact the Portfolios' until the 2024 annual shareholder reports, and will have no effect on the Portfolios' accounting policies or financial statements.
OTHER
The Portfolios are subject to claims and suits that arise  from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios' financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

SUBSEQUENT EVENT EVALUATIONS
Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.